The Hartford Balanced Income Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.1%
	Airlines - 0.0%
$ 1,499,000	JetBlue Airways Corp. 0.50%, 04/01/2026(1)	$ 1,210,482
	Healthcare - Products - 0.0%
1,554,000	Insulet Corp. 0.38%, 09/01/2026	1,655,010
	Internet - 0.1%
	Uber Technologies, Inc.
950,000	0.00%, 12/15/2025(2)	982,744
1,207,000	0.88%, 12/01/2028(3)	1,344,598
		2,327,342
	Machinery-Diversified - 0.0%
808,000	Middleby Corp. 1.00%, 09/01/2025	952,909
	Oil & Gas - 0.0%
1,075,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,190,025
	REITS - 0.0%
1,600,000	Welltower OP LLC 2.75%, 05/15/2028(3)	1,724,960
	Semiconductors - 0.0%
1,925,000	ON Semiconductor Corp. 0.50%, 03/01/2029(3)	1,866,287
	Total Convertible Bonds (cost $10,807,799)	$ 10,927,015
CORPORATE BONDS - 49.0%
	Advertising - 0.1%
3,485,000	Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(1)(3)	$ 3,627,885
2,985,000	Lamar Media Corp. 3.75%, 02/15/2028	2,776,050
		6,403,935
	Aerospace/Defense - 0.9%
	Boeing Co.
7,799,000	3.20%, 03/01/2029	7,162,171
7,000,000	3.25%, 02/01/2035	5,794,344
2,655,000	3.75%, 02/01/2050	1,981,128
2,450,000	3.90%, 05/01/2049	1,856,631
13,025,000	5.04%, 05/01/2027	13,036,842
6,900,000	5.71%, 05/01/2040	6,940,087
10,300,000	5.81%, 05/01/2050	10,309,328
1,445,000	Embraer Netherlands Finance BV 7.00%, 07/28/2030(3)	1,518,880
3,630,000	HEICO Corp. 5.25%, 08/01/2028	3,694,517
	Lockheed Martin Corp.
5,025,000	4.50%, 05/15/2036	4,902,589
3,795,000	5.20%, 02/15/2064	3,829,864
	Northrop Grumman Corp.
3,200,000	3.25%, 01/15/2028	3,048,565
5,215,000	4.03%, 10/15/2047	4,404,545
15,000,000	5.20%, 06/01/2054	15,067,410
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,986,374
3,425,000	4.63%, 11/16/2048	3,117,691
4,140,000	6.00%, 03/15/2031	4,403,133
4,640,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(3)	5,027,853
	TransDigm, Inc.
3,750,000	5.50%, 11/15/2027	3,666,939
1,570,000	6.25%, 03/15/2026(3)	1,567,832
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Aerospace/Defense - 0.9% - (continued)
$ 1,565,000	6.75%, 08/15/2028(3)	$ 1,589,858
535,000	7.13%, 12/01/2031(3)	557,824
		107,464,405
	Agriculture - 0.5%
	Archer-Daniels-Midland Co.
1,550,000	2.90%, 03/01/2032	1,350,867
12,212,000	4.50%, 08/15/2033(1)	11,932,466
8,515,000	BAT Capital Corp. 3.22%, 09/06/2026	8,152,193
20,370,000	Cargill, Inc. 2.13%, 11/10/2031(3)	16,890,912
3,190,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(3)	3,171,075
882,000	MHP Lux SA 6.95%, 04/03/2026(4)	709,836
	Philip Morris International, Inc.
10,885,000	5.13%, 02/15/2030	11,062,031
14,100,000	5.50%, 09/07/2030	14,601,730
		67,871,110
	Apparel - 0.1%
	Crocs, Inc.
1,769,000	4.13%, 08/15/2031(3)	1,508,209
1,900,000	4.25%, 03/15/2029(3)	1,719,500
	Tapestry, Inc.
10,730,000	7.00%, 11/27/2026	11,066,841
1,040,000	7.35%, 11/27/2028	1,089,983
		15,384,533
	Auto Manufacturers - 0.3%
	Ford Motor Credit Co. LLC
6,930,000	2.30%, 02/10/2025	6,692,604
2,635,000	3.38%, 11/13/2025	2,528,816
1,105,000	4.13%, 08/04/2025	1,079,410
	General Motors Financial Co., Inc.
14,670,000	1.50%, 06/10/2026	13,515,894
1,205,000	5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(5)(6)	1,108,521
17,875,000	Mercedes-Benz Finance North America LLC 5.20%, 08/03/2026(1)(3)	18,088,966
505,000	Nissan Motor Acceptance Co. LLC 7.05%, 09/15/2028(3)	530,813
		43,545,024
	Auto Parts & Equipment - 0.1%
	Adient Global Holdings Ltd.
3,665,000	4.88%, 08/15/2026(3)	3,574,963
325,000	8.25%, 04/15/2031(3)	343,270
2,570,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(3)	2,604,104
		6,522,337
	Beverages - 0.7%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,819,120
10,971,000	4.90%, 02/01/2046	10,637,737
	Anheuser-Busch InBev Worldwide, Inc.
3,440,000	4.38%, 04/15/2038	3,264,986
1,499,000	4.60%, 04/15/2048	1,389,721
12,950,000	5.55%, 01/23/2049	13,690,340
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(3)	5,878,715

1

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Beverages - 0.7% - (continued)
$ 10,960,000	4.45%, 05/15/2025(3)	$ 10,823,150
5,365,000	5.15%, 05/15/2038(3)	5,173,152
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(3)	2,403,075
10,175,000	5.40%, 06/15/2033(3)	10,214,446
1,875,000	5.90%, 06/15/2043(3)	1,897,135
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
2,074,000	5.25%, 04/27/2029(3)	1,937,385
398,000	5.25%, 04/27/2029(4)	371,784
1,024,000	Cia Cervecerias Unidas SA 3.35%, 01/19/2032(4)	868,864
9,595,000	Pernod Ricard International Finance LLC 1.63%, 04/01/2031(3)	7,711,763
		91,081,373
	Biotechnology - 0.7%
	Amgen, Inc.
3,365,000	5.25%, 03/02/2030	3,445,293
23,500,000	5.60%, 03/02/2043	24,139,202
16,385,000	5.65%, 03/02/2053	16,875,226
3,965,000	Gilead Sciences, Inc. 2.60%, 10/01/2040	2,880,127
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,138,795
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	15,805,920
14,835,000	2.20%, 09/02/2030	12,435,766
10,305,000	3.35%, 09/02/2051	6,931,627
		88,651,956
	Chemicals - 0.8%
3,315,000	Avient Corp. 7.13%, 08/01/2030(3)	3,400,119
1,945,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(3)	2,025,231
	Braskem Netherlands Finance BV
2,155,000	4.50%, 01/31/2030(4)	1,705,007
270,000	7.25%, 02/13/2033(3)	240,873
1,390,000	8.50%, 01/12/2031(3)	1,323,947
	Celanese U.S. Holdings LLC
29,915,000	6.17%, 07/15/2027	30,633,949
1,540,000	6.33%, 07/15/2029	1,604,970
6,690,000	6.55%, 11/15/2030	7,070,715
8,670,000	6.70%, 11/15/2033	9,315,692
	Chemours Co.
625,000	4.63%, 11/15/2029(3)	547,315
565,000	5.75%, 11/15/2028(3)	532,579
	International Flavors & Fragrances, Inc.
1,860,000	1.83%, 10/15/2027(3)	1,647,539
8,685,000	2.30%, 11/01/2030(3)	7,222,758
10,000,000	5.00%, 09/26/2048	8,533,947
	NOVA Chemicals Corp.
1,980,000	4.25%, 05/15/2029(1)(3)	1,665,605
1,180,000	5.25%, 06/01/2027(3)	1,095,631
2,635,000	8.50%, 11/15/2028(3)	2,760,004
	OCP SA
1,285,000	3.75%, 06/23/2031(4)	1,083,936
425,000	3.75%, 06/23/2031(3)	358,500
770,000	4.50%, 10/22/2025(4)	747,208
807,000	5.13%, 06/23/2051(4)	581,379
655,000	5.63%, 04/25/2024(4)	652,917
4,150,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(3)	4,426,153
970,000	Sasol Financing USA LLC 5.50%, 03/18/2031	814,244
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Chemicals - 0.8% - (continued)
$ 6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	$ 4,593,160
1,250,000	Tronox, Inc. 4.63%, 03/15/2029(3)	1,103,465
		95,686,843
	Commercial Banks - 12.2%
766,000	Abu Dhabi Commercial Bank PJSC 4.50%, 09/14/2027(4)	750,937
EUR 400,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(4)(5)	454,586
2,570,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(4)(5)	2,923,269
	Banco de Credito del Peru SA
$ 1,005,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(3)(5)	957,945
178,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(4)(5)	169,666
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(4)(5)	418,767
2,200,000	5.85%, 01/11/2029(3)	2,233,022
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(4)	1,057,860
2,110,000	Bancolombia SA 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 yr. USD CMT + 2.94% thereafter)(5)	1,986,499
693,000	Bank Leumi Le-Israel BM 7.13%, 07/18/2033, (7.13% fixed rate until 04/18/2028; 5 yr. USD CMT + 3.47% thereafter)(4)(5)	674,462
	Bank of America Corp.
32,755,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(5)	26,255,908
10,105,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(5)	8,732,942
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	6,349,887
5,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD Term SOFR + 1.35% thereafter)(5)	5,181,928
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(5)	9,609,214
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	6,350,970
10,420,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(5)	9,935,716

2

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
$ 3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(5)	$ 3,034,887
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(5)	2,944,810
8,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(5)	7,842,842
15,275,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(5)	15,549,721
1,050,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	1,084,967
15,540,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(5)	16,275,585
18,230,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(5)	18,635,300
	Bank of New York Mellon Corp.
18,565,000	3.99%, 06/13/2028, (3.99% fixed rate until 06/13/2027; 6 mo. USD SOFR + 1.15% thereafter)(5)	18,156,572
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	11,713,042
8,460,000	6.47%, 10/25/2034, (6.47% fixed rate until 10/25/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	9,336,457
1,705,000	Bank of Nova Scotia 4.90%, 06/04/2025, (4.90% fixed rate until 06/04/2025; 5 yr. USD CMT + 4.55% thereafter)(5)(6)	1,623,438
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(4)(5)	764,847
	Barclays PLC
$ 6,820,000	5.50%, 08/09/2028, (5.50% fixed rate until 08/09/2027; 1 yr. USD CMT + 2.65% thereafter)(5)	6,848,510
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(5)	14,344,678
18,260,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(5)(6)	18,833,948
	BBVA Bancomer SA
3,005,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(3)(5)	3,057,212
4,240,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(3)(5)	4,425,856
	BNP Paribas SA
9,555,000	1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(3)(5)	8,511,729
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
$ 10,000,000	2.87%, 04/19/2032, (2.87% fixed rate until 04/19/2031; 3 mo. USD Term SOFR + 1.39% thereafter)(3)(5)	$ 8,474,523
15,000,000	4.63%, 01/12/2027, (4.63% fixed rate until 01/12/2027; 5 yr. USD CMT + 3.20% thereafter)(3)(5)(6)	13,337,424
11,620,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(3)(5)	11,670,934
5,520,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(3)(5)	5,766,764
	BPCE SA
17,135,000	1.00%, 01/20/2026(3)	15,843,937
3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(3)(5)	2,830,925
15,050,000	5.20%, 01/18/2027(3)	15,161,611
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(3)(5)	10,490,103
10,330,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(3)(5)	11,268,172
EUR 1,700,000	Ceska sporitelna AS 0.50%, 09/13/2028, (0.50% fixed rate until 09/13/2027; 3 mo. EURIBOR + 0.78% thereafter)(4)(5)	1,596,096
$ 11,075,000	Citibank NA 5.80%, 09/29/2028	11,542,341
	Citigroup, Inc.
5,335,000	0.98%, 05/01/2025, (0.98% fixed rate until 05/01/2024; 6 mo. USD SOFR + 0.67% thereafter)(5)	5,263,960
10,800,000	1.46%, 06/09/2027, (1.46% fixed rate until 06/09/2026; 6 mo. USD SOFR + 0.77% thereafter)(5)	9,924,641
2,450,000	3.07%, 02/24/2028, (3.07% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.28% thereafter)(5)	2,315,830
1,770,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(5)(6)	1,653,714
22,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(5)	22,760,608
10,000,000	6.17%, 05/25/2034, (6.17% fixed rate until 05/25/2033; 6 mo. USD SOFR + 2.66% thereafter)(5)	10,378,393
2,420,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	2,436,617
	Credit Agricole SA
7,931,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(3)(5)	7,559,598
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(3)(5)	10,167,832
1,135,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(4)(5)	1,031,965

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
$ 6,504,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(3)(5)	$ 6,107,512
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	20,902,352
11,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	10,418,562
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	11,245,698
9,305,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(5)	7,616,325
8,080,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	8,410,732
520,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(5)	546,133
10,000,000	7.08%, 02/10/2034, (7.08% fixed rate until 11/10/2032; 6 mo. USD SOFR + 3.65% thereafter)(5)	10,194,806
1,210,000	Discover Bank 2.70%, 02/06/2030	1,034,288
	Fifth Third Bancorp
5,700,000	4.06%, 04/25/2028, (4.06% fixed rate until 04/25/2027; 6 mo. USD SOFR + 1.36% thereafter)(5)	5,454,506
2,075,000	5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(5)	2,093,039
2,915,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	3,032,980
1,735,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(4)(5)	1,781,623
	Freedom Mortgage Corp.
580,000	6.63%, 01/15/2027(3)	557,084
1,239,000	7.63%, 05/01/2026(3)	1,233,959
1,200,000	12.00%, 10/01/2028(3)	1,317,090
825,000	12.25%, 10/01/2030(3)	919,778
	Goldman Sachs Group, Inc.
26,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	24,605,892
8,120,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(5)	7,513,887
15,050,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(5)	12,687,435
24,940,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD Term SOFR + 1.46% thereafter)(5)	24,556,352
4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(1)(5)	3,295,017
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
$ 14,867,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	$ 13,120,211
9,100,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	8,991,528
550,000	4.95%, 02/10/2025, (4.95% fixed rate until 02/10/2025; 5 yr. USD CMT + 3.22% thereafter)(5)(6)	536,856
14,810,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	15,715,843
7,000,000	6.56%, 10/24/2034, (6.56% fixed rate until 10/24/2033; 6 mo. USD SOFR + 1.95% thereafter)(1)(5)	7,706,138
	HSBC Holdings PLC
23,240,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	21,377,376
6,260,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(5)	5,256,565
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(5)	4,473,155
4,600,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD Term SOFR + 1.81% thereafter)(5)	4,443,490
4,245,000	4.25%, 03/14/2024	4,237,286
26,615,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(1)(5)	26,257,515
3,600,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(5)	3,886,150
12,000,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(5)	12,490,797
17,220,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(5)	18,807,156
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(1)(5)(6)	14,743,130
	Huntington Bancshares, Inc.
19,605,000	5.71%, 02/02/2035, (5.71% fixed rate until 02/02/2034; 6 mo. USD SOFR + 1.87% thereafter)(5)	19,747,021
2,865,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	2,960,770
	Intesa Sanpaolo SpA
1,350,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(3)(5)	1,116,914
2,090,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(3)(5)	1,514,295
17,900,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(3)(5)	18,316,956

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
$ 1,005,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(4)	$ 979,129
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(5)	15,046,104
13,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	11,940,509
10,000,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	8,376,761
14,155,000	2.95%, 02/24/2028, (2.95% fixed rate until 02/24/2027; 6 mo. USD SOFR + 1.17% thereafter)(5)	13,353,511
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(5)	2,403,388
2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	2,189,778
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD Term SOFR + 1.42% thereafter)(5)	9,421,750
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(5)	5,522,810
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD Term SOFR + 1.64% thereafter)(5)	12,878,775
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,444,323
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	3,978,914
16,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	17,154,431
4,385,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(5)	4,454,457
7,535,000	5.35%, 06/01/2034, (5.35% fixed rate until 06/01/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	7,658,481
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	3,159,640
10,815,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	11,350,846
12,000,000	6.25%, 10/23/2034, (6.25% fixed rate until 10/23/2033; 6 mo. USD SOFR + 1.81% thereafter)(5)	12,993,458
12,535,000	Lloyds Banking Group PLC 5.68%, 01/05/2035, (5.68% fixed rate until 01/05/2034; 1 yr. USD CMT + 1.75% thereafter)(5)	12,687,355
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
	M&T Bank Corp.
$ 1,615,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(5)	$ 1,521,686
13,765,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(5)	14,831,439
10,875,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(3)(5)	9,852,742
	Manufacturers & Traders Trust Co.
12,465,000	4.65%, 01/27/2026	12,298,509
25,430,000	5.40%, 11/21/2025	25,372,656
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(4)(5)	2,455,081
	Morgan Stanley
$ 21,340,000	0.99%, 12/10/2026, (0.99% fixed rate until 12/10/2025; 6 mo. USD SOFR + 0.72% thereafter)(5)	19,712,776
10,000,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(5)	9,260,239
8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	7,084,955
7,800,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(5)	6,283,277
17,460,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	14,302,439
18,275,000	2.48%, 09/16/2036, (2.48% fixed rate until 09/16/2031; 6 mo. USD SOFR + 1.36% thereafter)(5)	14,589,514
8,665,000	3.13%, 07/27/2026	8,313,918
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(5)	15,548,495
14,840,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	14,949,342
5,740,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	5,843,403
2,760,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(5)	2,814,402
3,345,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(5)	3,412,270
11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	12,296,920
5,935,000	6.63%, 11/01/2034, (6.63% fixed rate until 11/01/2033; 6 mo. USD SOFR + 2.05% thereafter)(5)	6,562,388
5,095,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	4,680,926

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
EUR 300,000	Nova Kreditna Banka Maribor DD 7.38%, 06/29/2026, (7.38% fixed rate until 06/29/2025; 3 mo. EURIBOR + 3.50% thereafter)(4)(5)	$ 334,159
400,000	Nova Ljubljanska Banka DD 7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(4)(5)	455,851
	OTP Bank Nyrt
$ 1,927,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(4)(5)	1,980,840
1,420,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(4)(5)	1,463,310
998,000	Oversea-Chinese Banking Corp. Ltd. 4.60%, 06/15/2032, (4.60% fixed rate until 06/15/2027; 5 yr. USD CMT + 1.58% thereafter)(4)(5)	980,715
	PNC Financial Services Group, Inc.
10,680,000	5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(5)	10,676,088
8,330,000	6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	8,656,367
1,635,000	QNB Finance Ltd. 1.38%, 01/26/2026(4)	1,508,615
EUR 900,000	Raiffeisen Bank SA 7.00%, 10/12/2027, (7.00% fixed rate until 10/12/2026; 3 mo. EURIBOR + 3.44% thereafter)(4)(5)	1,007,937
$ 840,000	Shinhan Bank Co. Ltd. 4.00%, 04/23/2029(4)	783,386
	Societe Generale SA
15,570,000	1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(3)(5)	14,228,438
1,105,000	5.63%, 01/19/2030, (5.63% fixed rate until 01/19/2029; 1 yr. USD CMT + 1.75% thereafter)(3)(5)	1,103,636
17,145,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(3)(5)	17,195,626
4,330,000	7.13%, 01/19/2055, (7.13% fixed rate until 01/19/2054; 1 yr. USD CMT + 2.95% thereafter)(3)(5)	4,305,206
	Standard Chartered PLC
620,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(3)(5)	637,579
1,650,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(3)(5)	1,743,631
	State Street Corp.
9,805,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(1)(5)	9,864,747
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,853,818
3,915,000	6.12%, 11/21/2034, (6.12% fixed rate until 11/21/2033; 6 mo. USD SOFR + 1.96% thereafter)(5)	4,135,190
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
	Truist Financial Corp.
$ 6,245,000	5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	$ 6,292,153
3,840,000	5.71%, 01/24/2035, (5.71% fixed rate until 01/24/2034; 6 mo. USD SOFR + 1.92% thereafter)(5)	3,897,045
515,000	U.S. Bancorp 5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	520,783
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(3)(5)	6,249,321
7,000,000	2.75%, 02/11/2033, (2.75% fixed rate until 02/11/2032; 1 yr. USD CMT + 1.10% thereafter)(3)(5)	5,732,391
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(3)(5)	5,816,057
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(3)(5)	4,867,871
3,700,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(4)(5)(6)	3,338,790
11,230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(3)(5)	11,392,336
7,405,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 1 yr. USD CMT + 2.20% thereafter)(3)(5)	7,658,561
4,385,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(3)(5)	4,566,581
3,840,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(3)(5)	4,061,613
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(3)(5)	13,979,326
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(3)(5)(6)	7,636,077
	UniCredit SpA
6,815,000	1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(3)(5)	6,278,518
585,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 yr. USD CMT + 4.75% thereafter)(3)(5)	548,271
1,284,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(4)(5)	1,223,421
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	2,697,530
	Wells Fargo & Co.
4,875,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	3,706,003
42,295,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(5)	37,083,580

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Banks - 12.2% - (continued)
$ 17,845,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	$ 17,096,656
11,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(5)	11,003,791
1,155,000	3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(5)(6)	1,081,864
7,485,000	3.91%, 04/25/2026, (3.91% fixed rate until 04/25/2025; 6 mo. USD SOFR + 1.32% thereafter)(5)	7,356,658
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	2,304,094
2,280,000	4.75%, 12/07/2046	2,032,430
10,000,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(5)	9,764,401
3,026,000	4.90%, 11/17/2045	2,776,488
14,080,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	14,173,605
2,960,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(5)	2,983,247
5,865,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(5)	5,972,353
17,025,000	5.56%, 07/25/2034, (5.56% fixed rate until 07/25/2033; 6 mo. USD SOFR + 1.99% thereafter)(5)	17,357,684
10,785,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	11,017,833
4,408,000	5.61%, 01/15/2044	4,422,320
9,560,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	10,069,583
6,180,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(5)	6,730,699
14,090,000	Wells Fargo Bank NA 5.25%, 12/11/2026	14,292,448
		1,543,607,487
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
650,000	3.10%, 02/02/2031(4)	517,662
200,000	3.83%, 02/02/2032(4)	163,389
1,625,000	4.20%, 08/04/2027(4)	1,498,638
1,230,000	4.38%, 07/03/2029(4)	1,104,569
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(3)	930,886
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
1,860,000	4.63%, 06/01/2028(3)	1,687,113
GBP 1,525,000	4.88%, 06/01/2028(4)	1,699,163
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(3)	5,102,687
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Commercial Services - 0.6% - (continued)
$ 5,950,000	5.50%, 08/11/2032(3)	$ 5,915,435
5,265,000	5.55%, 05/30/2033(3)	5,217,169
5,000,000	5.80%, 04/15/2034(3)	5,029,826
3,170,000	5.95%, 10/15/2033(3)	3,224,799
	Block, Inc.
1,775,000	2.75%, 06/01/2026	1,663,156
1,150,000	3.50%, 06/01/2031	994,991
4,495,000	Duke University 2.83%, 10/01/2055	3,112,501
2,790,000	Georgetown University 2.25%, 04/01/2030	2,385,913
	Global Payments, Inc.
3,020,000	4.45%, 06/01/2028	2,944,270
4,650,000	5.30%, 08/15/2029	4,670,051
3,090,000	GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(3)	3,240,638
3,595,000	Herc Holdings, Inc. 5.50%, 07/15/2027(3)	3,527,522
235,000	Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(3)	242,050
	Service Corp. International
3,775,000	3.38%, 08/15/2030	3,291,800
425,000	4.63%, 12/15/2027	411,774
550,000	5.13%, 06/01/2029	536,938
3,375,000	TriNet Group, Inc. 7.13%, 08/15/2031(3)	3,446,292
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	342,482
1,530,000	3.88%, 02/15/2031	1,370,704
4,510,000	4.88%, 01/15/2028	4,401,434
3,553,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(3)	3,339,072
		72,012,924
	Construction Materials - 0.2%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(3)	8,985
4,945,000	5.00%, 03/01/2030(3)	4,741,201
1,210,000	Carrier Global Corp. 6.20%, 03/15/2054(3)	1,368,112
	Cemex SAB de CV
200,000	5.13%, 06/08/2026, (5.13% fixed rate until 06/08/2026; 5 yr. USD CMT + 4.53% thereafter)(4)(5)(6)	190,550
890,000	9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(3)(5)(6)	947,671
215,000	9.13%, 03/14/2028, (9.13% fixed rate until 03/14/2028; 5 yr. USD CMT + 5.16% thereafter)(4)(5)(6)	228,932
3,515,000	Emerald Debt Merger Sub LLC 6.63%, 12/15/2030(3)	3,546,670
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	3,882,837
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(3)	1,410,248
1,075,000	4.75%, 01/15/2028(1)(3)	1,028,124
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	5,490,469
7,270,000	5.25%, 03/03/2033	7,504,927
		30,348,726

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Distribution/Wholesale - 0.1%
$ 1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(3)	$ 1,073,107
4,245,000	LKQ Corp. 5.75%, 06/15/2028	4,330,511
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(3)	3,475,793
		8,879,411
	Diversified Financial Services - 2.2%
12,755,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.10%, 01/19/2029	12,672,236
2,410,000	AGFC Capital Trust I 7.33%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(3)(7)	1,325,500
	Aircastle Ltd.
1,895,000	5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(3)(5)(6)	1,660,581
670,000	5.95%, 02/15/2029(3)	669,577
1,025,000	6.50%, 07/18/2028(3)	1,049,450
	American Express Co.
11,935,000	2.55%, 03/04/2027	11,188,517
1,895,000	3.55%, 09/15/2026, (3.55% fixed rate until 09/15/2026; 5 yr. USD CMT + 2.85% thereafter)(1)(5)(6)	1,684,567
8,640,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(5)	8,638,357
23,390,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(5)	23,801,569
2,515,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(5)	2,721,747
1,275,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(3)(5)	1,150,909
815,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(3)	813,883
	Capital One Financial Corp.
8,170,000	4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(5)	8,121,880
13,435,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	13,256,484
11,785,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	11,799,418
6,090,000	5.82%, 02/01/2034, (5.82% fixed rate until 02/01/2033; 6 mo. USD SOFR + 2.60% thereafter)(5)	6,064,485
1,020,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	1,051,128
535,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 2.86% thereafter)(5)	554,383
11,420,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	12,605,310
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Diversified Financial Services - 2.2% - (continued)
$ 2,236,000	Credit Acceptance Corp. 9.25%, 12/15/2028(3)	$ 2,353,390
20,140,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	22,434,322
3,820,000	Enact Holdings, Inc. 6.50%, 08/15/2025(3)	3,811,481
1,575,000	Far East Horizon Ltd. 4.25%, 10/26/2026(4)	1,441,227
240,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(3)	243,607
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(9)	—
	Intercontinental Exchange, Inc.
3,470,000	2.65%, 09/15/2040	2,534,312
9,130,000	4.35%, 06/15/2029	8,997,750
6,000,000	5.20%, 06/15/2062	6,018,202
	LSEGA Financing PLC
6,950,000	1.38%, 04/06/2026(3)	6,439,490
5,685,000	2.00%, 04/06/2028(3)	5,102,533
9,615,000	2.50%, 04/06/2031(3)	8,227,352
	Nasdaq, Inc.
8,075,000	5.35%, 06/28/2028	8,276,946
28,415,000	5.55%, 02/15/2034	29,399,646
5,860,000	5.95%, 08/15/2053	6,250,736
	Nationstar Mortgage Holdings, Inc.
3,560,000	5.13%, 12/15/2030(3)	3,200,110
555,000	5.50%, 08/15/2028(3)	526,740
625,000	7.13%, 02/01/2032(3)	619,879
	OneMain Finance Corp.
1,240,000	3.88%, 09/15/2028	1,088,455
4,070,000	5.38%, 11/15/2029	3,765,925
1,655,000	6.88%, 03/15/2025	1,661,206
690,000	7.88%, 03/15/2030	700,726
511,000	9.00%, 01/15/2029	537,769
	PennyMac Financial Services, Inc.
1,850,000	4.25%, 02/15/2029(3)	1,677,200
3,245,000	5.38%, 10/15/2025(3)	3,200,612
150,000	7.88%, 12/15/2029(3)	154,495
470,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(4)	346,005
	Shriram Finance Ltd.
930,000	4.15%, 07/18/2025(4)	896,492
1,390,000	6.63%, 04/22/2027(3)	1,400,425
	Synchrony Financial
560,000	3.95%, 12/01/2027	524,655
15,765,000	7.25%, 02/02/2033	15,741,087
4,300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(3)	4,061,070
		272,463,826
	Electric - 4.5%
200,000	AES Andes SA 7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 yr. USD Swap + 4.64% thereafter)(4)(5)	191,840
11,685,000	AES Corp. 3.30%, 07/15/2025(3)	11,304,885
989,952	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(4)	845,815
2,093,854	Alfa Desarrollo SpA 4.55%, 09/27/2051(4)	1,529,409
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	8,063,096

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Electric - 4.5% - (continued)
$ 14,985,000	Arizona Public Service Co. 5.55%, 08/01/2033(1)	$ 15,466,518
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,682,263
1,775,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(3)	1,835,173
EUR 2,785,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(4)	2,625,104
	Clearway Energy Operating LLC
$ 6,495,000	3.75%, 02/15/2031(3)	5,630,341
315,000	3.75%, 01/15/2032(3)	267,551
2,100,000	4.75%, 03/15/2028(3)	1,999,445
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	4,691,607
2,222,000	4.97%, 05/01/2046(10)	1,877,583
630,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(5)	570,410
10,000,000	Consolidated Edison Co. of New York, Inc. 5.50%, 12/01/2039	10,133,753
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	5,442,831
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	6,147,868
2,857,000	3.38%, 04/01/2030	2,610,604
2,095,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(5)(6)	1,891,907
340,000	4.65%, 12/15/2024, (4.65% fixed rate until 12/15/2024; 5 yr. USD CMT + 2.99% thereafter)(5)(6)	326,360
5,135,000	4.85%, 08/15/2052	4,623,824
4,499,000	4.90%, 08/01/2041	4,125,168
9,383,000	5.38%, 11/15/2032	9,515,093
3,390,000	7.00%, 06/15/2038	3,813,850
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,594,888
3,305,000	3.88%, 03/15/2046	2,644,599
3,000,000	5.30%, 02/15/2040	3,029,679
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,526,183
7,630,000	5.00%, 08/15/2052	7,045,823
3,300,000	Duke Energy Florida LLC 6.20%, 11/15/2053	3,688,784
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,818,720
2,730,000	4.38%, 03/30/2044	2,401,561
	Duquesne Light Holdings, Inc.
4,265,000	2.53%, 10/01/2030(3)	3,570,686
7,265,000	2.78%, 01/07/2032(3)	5,836,289
	Edison International
5,910,000	5.25%, 11/15/2028	5,962,982
1,130,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(5)(6)	1,087,227
2,785,000	6.95%, 11/15/2029	3,020,489
520,000	Emera, Inc. 6.75%, 06/15/2076	509,521
13,262,000	Evergy, Inc. 2.90%, 09/15/2029	11,937,998
7,125,000	Eversource Energy 5.45%, 03/01/2028	7,249,889
5,557,000	Exelon Corp. 4.70%, 04/15/2050	4,959,240
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Electric - 4.5% - (continued)
	FirstEnergy Transmission LLC
$ 4,655,000	4.35%, 01/15/2025(3)	$ 4,592,889
2,790,000	5.45%, 07/15/2044(3)	2,686,229
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,161,440
8,683,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	8,563,923
	ITC Holdings Corp.
6,355,000	3.25%, 06/30/2026	6,114,574
2,145,000	4.95%, 09/22/2027(3)	2,153,268
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(4)	188,284
1,535,000	4.88%, 05/24/2026(4)	1,500,533
3,305,000	Lamar Funding Ltd. 3.96%, 05/07/2025(4)	3,202,895
	Metropolitan Edison Co.
4,308,000	4.30%, 01/15/2029(3)	4,194,362
2,140,000	5.20%, 04/01/2028(3)	2,162,934
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,284,742
8,400,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(3)	8,116,957
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,748,678
	Niagara Mohawk Power Corp.
13,376,000	2.76%, 01/10/2032(3)	11,174,846
10,985,000	5.29%, 01/17/2034(3)	10,978,142
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(3)	10,145,503
7,800,000	2.45%, 12/02/2027(3)	7,028,921
	Oglethorpe Power Corp.
4,305,000	5.05%, 10/01/2048	3,877,838
2,770,000	6.20%, 12/01/2053(3)	2,938,532
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(3)	10,041,439
4,905,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(4)	4,814,748
	Pacific Gas & Electric Co.
8,225,000	2.50%, 02/01/2031	6,812,873
8,400,000	3.25%, 06/01/2031	7,287,903
6,110,000	3.50%, 08/01/2050	4,262,292
2,875,000	3.95%, 12/01/2047	2,141,395
3,020,000	4.50%, 07/01/2040	2,595,827
525,000	4.55%, 07/01/2030	501,340
32,130,000	4.95%, 07/01/2050	27,932,978
7,490,000	5.25%, 03/01/2052	6,696,538
11,860,000	5.90%, 06/15/2032	12,120,378
530,000	6.15%, 01/15/2033	550,407
7,100,000	6.40%, 06/15/2033	7,529,608
2,665,000	PacifiCorp 4.15%, 02/15/2050	2,129,589
	Pennsylvania Electric Co.
7,975,000	3.25%, 03/15/2028(3)	7,424,525
1,570,000	5.15%, 03/30/2026(3)	1,566,855
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,372,656
1,145,000	PPL Capital Funding, Inc. 8.27%, 03/30/2067, 3 mo. USD Term SOFR + 2.93%(1)(7)	1,096,348
3,550,000	Public Service Co. of Colorado 5.25%, 04/01/2053	3,484,734
19,965,000	Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	20,776,134
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,084,354
10,915,000	4.22%, 03/15/2032	9,956,422

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Electric - 4.5% - (continued)
$ 1,446,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(4)	$ 1,320,076
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(3)	4,926,741
	Sempra
5,300,000	3.80%, 02/01/2038	4,496,535
1,925,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(5)	1,694,770
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	5,270,084
4,565,000	3.65%, 02/01/2050	3,469,285
12,925,000	4.00%, 04/01/2047	10,478,438
660,000	4.13%, 03/01/2048	542,439
3,000,000	4.50%, 09/01/2040	2,685,948
880,000	4.88%, 03/01/2049	804,195
8,595,000	4.90%, 06/01/2026	8,621,832
11,355,000	5.20%, 06/01/2034	11,430,605
1,500,000	5.88%, 12/01/2053	1,571,473
2,050,000	5.95%, 02/01/2038	2,151,376
	Southern Co.
17,255,000	3.70%, 04/30/2030	16,217,032
13,430,000	4.85%, 06/15/2028(1)	13,505,485
334,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(4)	306,649
486,480	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(3)	485,107
847,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(4)	830,060
	Virginia Electric & Power Co.
1,685,000	2.45%, 12/15/2050	1,013,760
16,349,000	2.95%, 11/15/2051	10,938,212
7,130,000	3.80%, 09/15/2047	5,586,648
5,535,000	5.45%, 04/01/2053	5,630,796
5,140,000	5.70%, 08/15/2053	5,365,387
6,100,000	6.00%, 05/15/2037	6,524,869
1,026,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(4)	995,220
		568,954,711
	Electrical Components & Equipment - 0.0%
1,565,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(3)	1,557,879
	Electronics - 0.4%
2,050,000	Coherent Corp. 5.00%, 12/15/2029(3)	1,906,513
9,996,000	Fortive Corp. 3.15%, 06/15/2026	9,605,559
5,315,000	Imola Merger Corp. 4.75%, 05/15/2029(3)	4,933,486
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	14,743,543
15,430,000	2.38%, 08/09/2028	13,512,528
		44,701,629
	Energy-Alternate Sources - 0.1%
370,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy 6.25%, 12/10/2024(4)	366,689
2,735,000	Energo-Pro AS 11.00%, 11/02/2028(3)	2,858,294
2,070,000	FS Luxembourg SARL 8.88%, 02/12/2031(3)	2,045,988
1,382,875	Greenko Dutch BV 3.85%, 03/29/2026(4)	1,299,902
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Energy-Alternate Sources - 0.1% - (continued)
$ 550,000	Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(3)	$ 536,883
848,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(4)	823,087
		7,930,843
	Engineering & Construction - 0.0%
	Aeropuerto Internacional de Tocumen SA
1,117,000	5.13%, 08/11/2061(3)	815,745
245,000	5.13%, 08/11/2061(4)	178,924
940,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029(4)	942,717
815,676	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(3)	589,733
	IHS Holding Ltd.
665,000	5.63%, 11/29/2026(4)	599,830
1,295,000	6.25%, 11/29/2028(3)	1,091,882
830,000	6.25%, 11/29/2028(4)	699,816
		4,918,647
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
3,310,000	4.63%, 10/15/2029(1)(3)	3,021,788
720,000	6.50%, 02/15/2032(3)	728,517
4,760,000	8.13%, 07/01/2027(3)	4,880,247
2,395,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)(3)	2,209,388
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(3)	421,544
1,885,000	7.88%, 07/31/2028(3)	2,126,325
$ 1,112,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(3)	1,073,414
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(3)	4,517,687
	Warnermedia Holdings, Inc.
7,495,000	5.05%, 03/15/2042	6,629,219
23,555,000	5.14%, 03/15/2052	20,175,973
5,625,000	5.39%, 03/15/2062	4,828,930
4,395,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(3)	4,532,410
		55,145,442
	Environmental Control - 0.2%
	Clean Harbors, Inc.
1,317,000	4.88%, 07/15/2027(3)	1,274,948
450,000	5.13%, 07/15/2029(3)	429,785
29,230,000	Veralto Corp. 5.50%, 09/18/2026(3)	29,643,100
		31,347,833
	Food - 0.5%
	B&G Foods, Inc.
2,225,000	5.25%, 09/15/2027(1)	2,007,233
1,140,000	8.00%, 09/15/2028(3)	1,188,122
	Bimbo Bakeries USA, Inc.
615,000	5.38%, 01/09/2036(3)	620,141
855,000	6.05%, 01/15/2029(3)	891,782
765,000	BRF SA 5.75%, 09/21/2050(4)	559,556
	Conagra Brands, Inc.
7,570,000	1.38%, 11/01/2027	6,650,155
12,425,000	4.60%, 11/01/2025	12,321,563
7,306,000	4.85%, 11/01/2028	7,276,319
4,410,000	5.30%, 11/01/2038	4,288,343

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Food - 0.5% - (continued)
$ 5,000,000	5.40%, 11/01/2048	$ 4,768,694
GBP 1,195,000	Iceland Bondco PLC 10.88%, 12/15/2027(3)	1,618,274
$ 11,560,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027	10,721,322
	Minerva Luxembourg SA
3,747,000	4.38%, 03/18/2031(4)	3,094,412
1,800,000	8.88%, 09/13/2033(3)	1,886,070
4,615,000	Performance Food Group, Inc. 5.50%, 10/15/2027(3)	4,530,360
	Post Holdings, Inc.
3,295,000	5.63%, 01/15/2028(3)	3,242,465
338,000	5.75%, 03/01/2027(3)	336,665
1,214,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(4)	1,179,747
		67,181,223
	Food Service - 0.0%
375,000	Aramark Services, Inc. 5.00%, 02/01/2028(3)	362,411
	Forest Products & Paper - 0.0%
870,000	Celulosa Arauco y Constitucion SA 4.50%, 08/01/2024	859,573
385,000	Inversiones CMPC SA 3.85%, 01/13/2030(4)	350,597
		1,210,170
	Gas - 0.5%
	AmeriGas Partners LP/AmeriGas Finance Corp.
1,542,000	5.50%, 05/20/2025	1,515,040
1,100,000	5.75%, 05/20/2027	1,052,184
2,738,000	5.88%, 08/20/2026	2,653,596
1,215,000	9.38%, 06/01/2028(3)	1,249,154
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(3)	10,151,873
8,520,000	4.87%, 08/05/2032(3)	7,932,897
	NiSource, Inc.
13,000,000	1.70%, 02/15/2031	10,492,653
3,319,000	3.60%, 05/01/2030	3,091,931
2,768,000	3.95%, 03/30/2048	2,198,799
6,178,000	5.00%, 06/15/2052	5,753,114
7,935,000	5.25%, 03/30/2028	8,090,686
2,260,000	Southern California Gas Co. 6.35%, 11/15/2052	2,549,192
3,955,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	4,137,591
		60,868,710
	Hand/Machine Tools - 0.1%
	Regal Rexnord Corp.
3,645,000	6.05%, 02/15/2026(3)	3,683,844
535,000	6.05%, 04/15/2028(3)	542,825
7,040,000	6.30%, 02/15/2030(3)	7,231,552
		11,458,221
	Healthcare - Products - 0.7%
	Alcon Finance Corp.
9,665,000	2.60%, 05/27/2030(3)	8,449,447
1,725,000	5.75%, 12/06/2052(3)	1,825,955
4,490,000	Avantor Funding, Inc. 4.63%, 07/15/2028(3)	4,283,172
2,962,000	Bausch & Lomb Escrow Corp. 8.38%, 10/01/2028(3)(11)	3,095,290
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Healthcare - Products - 0.7% - (continued)
	Baxter International, Inc.
$ 13,255,000	2.54%, 02/01/2032	$ 11,054,454
10,000,000	3.13%, 12/01/2051	6,703,316
	GE HealthCare Technologies, Inc.
17,185,000	5.65%, 11/15/2027	17,721,916
17,000,000	5.86%, 03/15/2030	17,872,410
4,125,000	6.38%, 11/22/2052	4,700,231
7,545,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	7,107,840
	Medline Borrower LP
9,600,000	3.88%, 04/01/2029(3)	8,679,924
1,572,000	5.25%, 10/01/2029(3)	1,462,428
		92,956,383
	Healthcare - Services - 0.8%
	Centene Corp.
26,880,000	2.45%, 07/15/2028	23,923,527
625,000	3.00%, 10/15/2030	540,925
3,650,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(3)	2,897,553
	HCA, Inc.
2,950,000	5.13%, 06/15/2039	2,819,615
5,400,000	5.25%, 06/15/2049	4,986,344
	Humana, Inc.
9,920,000	3.70%, 03/23/2029	9,419,374
2,355,000	5.50%, 03/15/2053	2,353,582
5,985,000	5.75%, 03/01/2028	6,182,700
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(3)	826,322
$ 1,765,000	5.00%, 05/15/2027(3)	1,723,316
200,000	6.50%, 05/15/2030(3)	203,022
	Kaiser Foundation Hospitals
8,755,000	2.81%, 06/01/2041	6,566,994
9,130,000	3.00%, 06/01/2051	6,417,958
10,660,000	Mass General Brigham, Inc. 3.19%, 07/01/2049	7,845,617
	Sutter Health
3,150,000	1.32%, 08/15/2025	2,961,137
3,645,000	3.16%, 08/15/2040	2,891,326
2,230,000	5.55%, 08/15/2053	2,345,762
5,805,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	5,810,021
	UnitedHealth Group, Inc.
3,065,000	2.75%, 05/15/2040	2,313,496
4,080,000	5.88%, 02/15/2053	4,533,806
		97,562,397
	Home Builders - 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(3)	762,418
691,000	4.63%, 04/01/2030(3)	620,524
4,019,000	6.63%, 01/15/2028(3)	3,976,801
4,100,000	Century Communities, Inc. 3.88%, 08/15/2029(3)	3,689,402
	KB Home
1,025,000	4.00%, 06/15/2031	903,705
2,700,000	4.80%, 11/15/2029	2,545,830
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,810,500
1,325,000	4.95%, 02/01/2028	1,262,551
900,000	MDC Holdings, Inc. 3.97%, 08/06/2061	661,679
	STL Holding Co. LLC
2,230,000	7.50%, 02/15/2026(3)	2,271,255

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Home Builders - 0.2% - (continued)
$ 2,700,000	8.75%, 02/15/2029(3)	$ 2,725,515
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(3)	1,004,852
2,735,000	5.75%, 01/15/2028(3)	2,715,520
		24,950,552
	Household Products - 0.1%
2,170,000	Haleon U.S. Capital LLC 3.63%, 03/24/2032	1,996,715
	Kenvue, Inc.
12,110,000	5.05%, 03/22/2053(1)	12,192,405
2,050,000	5.20%, 03/22/2063	2,081,835
		16,270,955
	Household Products/Wares - 0.0%
1,840,000	SC Johnson & Son, Inc. 4.75%, 10/15/2046(3)	1,669,938
	Insurance - 2.0%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030(1)	1,724,528
	AIA Group Ltd.
1,225,000	3.20%, 09/16/2040(3)	919,888
824,000	3.60%, 04/09/2029(4)	781,537
	American International Group, Inc.
5,547,000	4.50%, 07/16/2044	5,043,308
5,348,000	4.70%, 07/10/2035	4,959,570
4,460,000	4.80%, 07/10/2045	4,244,419
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,900,454
4,675,000	AssuredPartners, Inc. 5.63%, 01/15/2029(3)	4,390,553
	Athene Global Funding
620,000	1.99%, 08/19/2028(3)	536,558
7,665,000	2.67%, 06/07/2031(3)	6,304,755
14,500,000	2.72%, 01/07/2029(3)	12,730,887
885,000	5.58%, 01/09/2029(3)	892,336
6,735,000	Athene Holding Ltd. 5.88%, 01/15/2034	6,749,659
3,995,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(3)	3,662,400
820,000	Brighthouse Financial, Inc. 3.85%, 12/22/2051	552,321
10,750,000	CNO Global Funding 2.65%, 01/06/2029(3)	9,310,857
	Corebridge Financial, Inc.
6,300,000	3.85%, 04/05/2029	5,946,848
9,115,000	5.75%, 01/15/2034	9,336,279
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(3)	9,010,935
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(3)	14,974,104
6,100,000	1.80%, 03/08/2028(3)	5,399,410
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,723,615
995,000	Global Atlantic Fin Co. 7.95%, 06/15/2033(3)	1,104,479
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(3)	2,065,365
3,015,000	7.38%, 01/31/2032(3)	3,091,879
	Liberty Mutual Group, Inc.
1,295,000	4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(3)(5)	1,135,013
17,415,000	4.30%, 02/01/2061(1)(3)	11,324,199
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Insurance - 2.0% - (continued)
$ 6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	$ 6,826,491
	Metropolitan Life Global Funding I
13,735,000	3.00%, 09/19/2027(3)	12,916,088
20,000,000	4.85%, 01/08/2029(3)	20,074,581
3,820,000	MGIC Investment Corp. 5.25%, 08/15/2028	3,720,628
	Nationwide Mutual Insurance Co.
11,700,000	4.35%, 04/30/2050(3)	9,464,509
4,940,000	9.38%, 08/15/2039(3)	6,543,353
6,320,000	Pacific Life Global Funding II 1.38%, 04/14/2026(3)	5,863,530
	Protective Life Global Funding
10,700,000	1.62%, 04/15/2026(3)	9,950,698
4,255,000	5.47%, 12/08/2028(3)	4,369,559
11,200,000	Unum Group 4.50%, 12/15/2049	9,129,201
	Willis North America, Inc.
11,040,000	4.65%, 06/15/2027	10,949,661
11,550,000	5.35%, 05/15/2033	11,601,425
435,000	ZhongAn Online P&C Insurance Co. Ltd. 3.50%, 03/08/2026(4)	396,356
		247,622,236
	Internet - 0.4%
6,700,000	Alibaba Group Holding Ltd. 2.70%, 02/09/2041	4,612,573
9,575,000	Amazon.com, Inc. 3.95%, 04/13/2052	8,182,923
	Gen Digital, Inc.
2,110,000	6.75%, 09/30/2027(3)	2,141,827
2,735,000	7.13%, 09/30/2030(3)	2,837,532
3,480,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(3)	3,132,000
13,380,000	Meta Platforms, Inc. 5.60%, 05/15/2053	14,258,708
	Newfold Digital Holdings Group, Inc.
5,180,000	6.00%, 02/15/2029(3)	3,917,375
680,000	11.75%, 10/15/2028(3)	735,250
	Prosus NV
685,000	3.06%, 07/13/2031(4)	557,103
770,000	3.26%, 01/19/2027(3)	711,570
1,328,000	3.68%, 01/21/2030(4)	1,155,732
	Uber Technologies, Inc.
6,695,000	4.50%, 08/15/2029(3)	6,337,087
820,000	8.00%, 11/01/2026(3)	834,949
	United Group BV
EUR 1,475,000	6.75%, 02/15/2031(3)	1,584,070
1,475,000	8.15%, 02/15/2031, 3 mo. EURIBOR + 4.25%(3)(7)	1,589,299
		52,587,998
	Investment Company Security - 0.1%
$ 825,000	Ares Capital Corp. 5.88%, 03/01/2029	817,041
	Blue Owl Credit Income Corp.
550,000	6.65%, 03/15/2031(3)	545,083
1,015,000	7.95%, 06/13/2028(3)	1,063,978
	Huarong Finance II Co. Ltd.
530,000	4.63%, 06/03/2026(4)	506,357
1,180,000	4.88%, 11/22/2026(4)	1,124,682
200,000	5.50%, 01/16/2025(4)	197,000
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(3)	3,575,253
205,000	New Mountain Finance Corp. 6.88%, 02/01/2029	204,618

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Investment Company Security - 0.1% - (continued)
$ 1,035,000	Oaktree Specialty Lending Corp. 7.10%, 02/15/2029	$ 1,067,347
590,000	Oaktree Strategic Credit Fund 8.40%, 11/14/2028(3)	630,549
		9,731,908
	Iron/Steel - 0.3%
	ArcelorMittal SA
6,000,000	6.55%, 11/29/2027	6,287,471
15,813,000	6.80%, 11/29/2032	16,989,949
	ATI, Inc.
1,958,000	4.88%, 10/01/2029	1,809,075
1,867,000	5.88%, 12/01/2027	1,830,018
570,000	7.25%, 08/15/2030	586,552
	CSN Resources SA
2,630,000	4.63%, 06/10/2031(4)	2,140,837
815,000	5.88%, 04/08/2032(3)	700,559
230,000	5.88%, 04/08/2032(4)	197,704
5,785,000	Steel Dynamics, Inc. 3.45%, 04/15/2030	5,335,857
		35,878,022
	IT Services - 0.8%
	Apple, Inc.
20,110,000	2.65%, 02/08/2051	13,519,380
12,960,000	2.70%, 08/05/2051	8,758,395
6,520,000	3.85%, 08/04/2046	5,619,779
7,280,000	3.95%, 08/08/2052	6,242,522
3,620,000	4.38%, 05/13/2045	3,418,643
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,298,012
11,320,000	4.90%, 02/05/2034	11,318,168
14,050,000	5.25%, 02/05/2044	14,016,510
7,455,000	5.30%, 02/05/2054	7,489,843
4,755,000	International Business Machines Corp. 4.15%, 05/15/2039	4,314,837
6,690,000	McAfee Corp. 7.38%, 02/15/2030(3)	6,055,642
	Presidio Holdings, Inc.
3,876,000	4.88%, 02/01/2027(3)	3,753,778
1,800,000	8.25%, 02/01/2028(3)	1,783,497
		97,589,006
	Leisure Time - 0.2%
	Carnival Corp.
4,290,000	6.00%, 05/01/2029(3)	4,156,481
EUR 1,875,000	7.63%, 03/01/2026(3)	2,059,747
$ 620,000	7.63%, 03/01/2026(3)	629,900
1,020,000	10.50%, 06/01/2030(1)(3)	1,119,962
	NCL Corp. Ltd.
2,215,000	5.88%, 02/15/2027(3)	2,186,613
300,000	8.13%, 01/15/2029(3)	314,913
2,880,000	8.38%, 02/01/2028(3)	3,026,468
	Royal Caribbean Cruises Ltd.
4,850,000	5.50%, 08/31/2026(3)	4,802,051
740,000	7.25%, 01/15/2030(3)	771,232
1,475,000	8.25%, 01/15/2029(3)	1,568,360
740,000	11.63%, 08/15/2027(3)	805,412
	Viking Cruises Ltd.
975,000	5.88%, 09/15/2027(3)	944,180
2,350,000	9.13%, 07/15/2031(3)	2,514,500
		24,899,819
	Lodging - 0.3%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027	507,150
4,500,000	4.75%, 06/15/2031(3)	4,146,160
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Lodging - 0.3% - (continued)
$ 7,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026(1)	$ 7,598,838
	Melco Resorts Finance Ltd.
1,190,000	5.25%, 04/26/2026(4)	1,137,937
400,000	5.75%, 07/21/2028(4)	371,994
	Sands China Ltd.
595,000	2.55%, 03/08/2027(10)	538,981
625,000	3.10%, 03/08/2029(10)	539,981
10,000,000	3.50%, 08/08/2031(10)	8,307,253
1,537,000	5.65%, 08/08/2028(10)	1,510,646
1,964,000	Studio City Finance Ltd. 5.00%, 01/15/2029(4)	1,676,765
1,725,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(3)	1,704,024
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
1,700,000	5.25%, 05/15/2027(3)	1,661,400
2,885,000	5.50%, 03/01/2025(3)	2,882,934
1,575,000	Wynn Macau Ltd. 5.63%, 08/26/2028(3)	1,466,194
		34,050,257
	Machinery-Diversified - 0.1%
1,005,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 02/15/2029(3)	1,005,000
	Ingersoll Rand, Inc.
2,170,000	5.40%, 08/14/2028	2,224,788
8,060,000	5.70%, 08/14/2033	8,407,538
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(3)	1,417,585
2,205,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,142,767
		15,197,678
	Media - 1.9%
1,875,000	Altice Financing SA 5.75%, 08/15/2029(3)	1,634,105
	CCO Holdings LLC/CCO Holdings Capital Corp.
13,200,000	4.25%, 02/01/2031(3)	11,221,411
3,550,000	4.25%, 01/15/2034(3)	2,827,170
2,670,000	4.50%, 08/15/2030(3)	2,320,248
925,000	4.75%, 02/01/2032(3)	789,656
1,325,000	5.00%, 02/01/2028(3)	1,250,932
555,000	5.38%, 06/01/2029(3)	518,606
1,125,000	7.38%, 03/01/2031(1)(3)	1,136,931
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	12,674,885
10,000,000	3.50%, 03/01/2042	6,859,935
8,635,000	3.85%, 04/01/2061	5,217,047
11,690,000	3.90%, 06/01/2052	7,674,141
7,665,000	4.80%, 03/01/2050	5,844,403
8,550,000	5.13%, 07/01/2049	6,824,220
10,990,000	5.38%, 05/01/2047	9,181,134
4,595,000	5.75%, 04/01/2048	3,998,671
9,318,000	6.48%, 10/23/2045	8,945,529
1,620,000	6.83%, 10/23/2055	1,606,744
	Comcast Corp.
14,700,000	2.94%, 11/01/2056	9,484,173
4,900,000	2.99%, 11/01/2063(1)	3,083,497

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Media - 1.9% - (continued)
$ 6,605,000	3.25%, 11/01/2039	$ 5,314,011
6,640,000	3.40%, 07/15/2046	5,084,488
1,925,000	3.75%, 04/01/2040	1,645,820
4,325,000	5.35%, 05/15/2053	4,400,431
8,665,000	Cox Communications, Inc. 5.45%, 09/15/2028(3)	8,841,149
	CSC Holdings LLC
8,275,000	5.75%, 01/15/2030(3)	4,385,750
2,379,000	6.50%, 02/01/2029(3)	2,028,335
3,175,000	11.75%, 01/31/2029(3)	3,228,859
	Discovery Communications LLC
855,000	3.90%, 11/15/2024	844,149
6,110,000	3.95%, 06/15/2025	5,992,219
8,441,000	4.00%, 09/15/2055	5,953,917
3,846,000	4.65%, 05/15/2050	3,082,555
13,920,000	5.20%, 09/20/2047	12,015,712
5,395,000	5.30%, 05/15/2049	4,669,979
1,350,000	DISH DBS Corp. 5.75%, 12/01/2028(3)	912,769
	Paramount Global
565,000	2.90%, 01/15/2027	524,237
10,627,000	4.38%, 03/15/2043	7,661,767
13,610,000	4.95%, 01/15/2031(1)	12,858,962
1,145,000	6.88%, 04/30/2036	1,134,863
5,300,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(3)(11)	4,776,837
	Sirius XM Radio, Inc.
2,370,000	4.00%, 07/15/2028(3)	2,153,895
900,000	4.13%, 07/01/2030(3)	786,375
4,400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(3)	3,872,660
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,793,018
	Time Warner Cable LLC
6,340,000	5.88%, 11/15/2040	5,749,554
565,000	6.55%, 05/01/2037	564,342
2,825,000	6.75%, 06/15/2039	2,802,127
4,885,000	Virgin Media Secured Finance PLC 4.50%, 08/15/2030(3)	4,364,748
200,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(4)	116,000
16,020,000	VZ Secured Financing BV 5.00%, 01/15/2032(3)	14,015,146
2,740,000	Ziggo BV 4.88%, 01/15/2030(3)	2,456,570
		237,124,682
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
1,774,000	5.00%, 09/30/2027(1)(3)	1,710,651
2,051,000	6.38%, 06/15/2030(3)	2,067,982
		3,778,633
	Mining - 1.4%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(3)	19,342,504
1,001,000	4.88%, 05/14/2025(3)	994,308
16,215,000	5.63%, 04/01/2030(3)	16,431,144
	AngloGold Ashanti Holdings PLC
600,000	3.38%, 11/01/2028	541,545
1,810,000	3.75%, 10/01/2030	1,585,060
515,000	Arsenal AIC Parent LLC 8.00%, 10/01/2030(3)	537,155
	BHP Billiton Finance USA Ltd.
14,685,000	5.25%, 09/08/2030	15,137,031
14,690,000	5.25%, 09/08/2033	15,073,916
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Mining - 1.4% - (continued)
	Constellium SE
$ 680,000	3.75%, 04/15/2029(3)	$ 611,302
1,716,000	5.63%, 06/15/2028(3)	1,677,131
955,000	5.88%, 02/15/2026(3)	948,028
400,000	Corp. Nacional del Cobre de Chile 6.30%, 09/08/2053(3)	392,215
	First Quantum Minerals Ltd.
1,652,000	6.88%, 10/15/2027(3)	1,486,800
295,000	8.63%, 06/01/2031(3)	273,613
	FMG Resources August 2006 Pty. Ltd.
310,000	4.38%, 04/01/2031(3)	279,539
1,050,000	4.50%, 09/15/2027(3)	1,009,584
18,125,000	5.88%, 04/15/2030(3)	17,901,211
	Freeport Indonesia PT
998,000	5.32%, 04/14/2032(4)	970,275
620,000	6.20%, 04/14/2052(4)	598,368
1,135,000	Freeport-McMoRan, Inc. 4.13%, 03/01/2028	1,091,632
	Glencore Funding LLC
18,280,000	5.40%, 05/08/2028(3)	18,632,158
16,575,000	6.13%, 10/06/2028(3)	17,412,985
11,910,000	6.38%, 10/06/2030(3)	12,758,512
	Novelis Corp.
820,000	3.88%, 08/15/2031(3)	712,093
5,105,000	4.75%, 01/30/2030(3)	4,736,638
8,355,000	Rio Tinto Finance USA Ltd. 2.75%, 11/02/2051	5,526,991
9,535,000	Rio Tinto Finance USA PLC 5.13%, 03/09/2053	9,580,581
	Stillwater Mining Co.
2,305,000	4.00%, 11/16/2026(4)	2,037,620
2,630,000	4.50%, 11/16/2029(4)	2,065,602
2,110,000	4.50%, 11/16/2029(3)	1,657,194
3,830,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(3)	3,915,409
		175,918,144
	Office/Business Equipment - 0.2%
	CDW LLC/CDW Finance Corp.
5,064,000	3.25%, 02/15/2029	4,578,866
12,485,000	3.28%, 12/01/2028	11,404,133
10,435,000	3.57%, 12/01/2031	9,154,417
1,060,000	Xerox Holdings Corp. 5.00%, 08/15/2025(3)	1,034,900
		26,172,316
	Oil & Gas - 2.3%
	Aker BP ASA
5,024,000	2.00%, 07/15/2026(3)	4,652,294
2,950,000	3.10%, 07/15/2031(3)	2,527,448
3,505,000	3.75%, 01/15/2030(3)	3,221,701
9,200,000	4.00%, 01/15/2031(3)	8,415,618
7,975,000	6.00%, 06/13/2033(3)	8,264,465
	BP Capital Markets America, Inc.
7,750,000	2.94%, 06/04/2051	5,275,647
6,170,000	3.00%, 03/17/2052	4,255,949
7,125,000	3.06%, 06/17/2041	5,450,738
11,380,000	3.38%, 02/08/2061	8,042,379
8,010,000	4.99%, 04/10/2034	8,054,611
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	4,218,603
5,795,000	5.55%, 03/15/2054	6,044,366
3,345,000	Devon Energy Corp. 7.88%, 09/30/2031	3,853,626

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Oil & Gas - 2.3% - (continued)
$ 1,595,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(3)	$ 1,638,183
	Diamondback Energy, Inc.
1,770,000	4.25%, 03/15/2052	1,419,904
13,684,000	6.25%, 03/15/2053	14,522,636
	Ecopetrol SA
3,675,000	4.63%, 11/02/2031	3,029,434
1,280,000	6.88%, 04/29/2030	1,248,524
5,940,000	8.38%, 01/19/2036	6,002,073
1,240,000	8.63%, 01/19/2029	1,310,931
13,655,000	8.88%, 01/13/2033	14,415,037
	Empresa Nacional del Petroleo
800,000	3.75%, 08/05/2026(4)	758,008
2,395,000	5.25%, 11/06/2029(4)	2,314,980
	Energian Israel Finance Ltd.
2,040,000	5.38%, 03/30/2028(4)	1,777,452
2,632,000	5.88%, 03/30/2031(4)	2,186,960
755,000	8.50%, 09/30/2033(4)	707,267
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,875,793
	Hess Corp.
3,733,000	7.13%, 03/15/2033	4,320,669
11,627,000	7.30%, 08/15/2031	13,430,246
634,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(4)	583,338
3,000,000	Matador Resources Co. 6.88%, 04/15/2028(3)	3,072,060
2,900,000	Nabors Industries, Inc. 9.13%, 01/31/2030(3)	2,958,986
4,565,000	Noble Finance II LLC 8.00%, 04/15/2030(3)	4,740,830
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(3)	1,802,895
	Occidental Petroleum Corp.
1,430,000	3.20%, 08/15/2026	1,348,577
3,676,000	6.13%, 01/01/2031	3,816,423
20,385,000	6.63%, 09/01/2030	21,734,487
	Ovintiv, Inc.
3,739,000	6.25%, 07/15/2033	3,892,567
5,000,000	7.10%, 07/15/2053	5,555,911
5,190,000	7.38%, 11/01/2031	5,752,748
	Patterson-UTI Energy, Inc.
550,000	5.15%, 11/15/2029	530,326
20,500,000	7.15%, 10/01/2033	21,916,753
3,430,000	Permian Resources Operating LLC 8.00%, 04/15/2027(3)	3,550,503
795,000	Petrobras Global Finance BV 6.50%, 07/03/2033	789,203
	Petroleos de Venezuela SA
435,000	6.00%, 05/16/2024(4)(8)	46,763
190,000	9.00%, 11/17/2021(4)(8)	21,103
	Petroleos Mexicanos
1,780,000	6.70%, 02/16/2032	1,453,245
2,735,000	7.69%, 01/23/2050	1,911,915
10,365,000	Phillips 66 Co. 4.95%, 12/01/2027	10,441,852
	QatarEnergy
502,000	2.25%, 07/12/2031(4)	419,584
4,325,000	3.30%, 07/12/2051(4)	3,005,443
	Range Resources Corp.
1,070,000	4.75%, 02/15/2030(3)	995,100
910,000	4.88%, 05/15/2025(1)	898,625
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,994,361
11,925,000	3.00%, 11/26/2051	8,310,583
4,199,000	4.00%, 05/10/2046	3,601,697
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Oil & Gas - 2.3% - (continued)
$ 2,320,000	4.55%, 08/12/2043	$ 2,173,431
3,075,000	SM Energy Co. 6.50%, 07/15/2028(1)	3,075,000
	Suncor Energy, Inc.
3,735,000	4.00%, 11/15/2047	2,961,442
5,665,000	6.50%, 06/15/2038	6,095,415
575,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	535,698
3,063,750	Transocean, Inc. 8.75%, 02/15/2030(3)	3,203,641
	Var Energi ASA
520,000	5.00%, 05/18/2027(3)	509,312
5,190,000	7.50%, 01/15/2028(3)	5,508,026
	Vital Energy, Inc.
425,000	7.75%, 07/31/2029(3)	420,116
4,720,000	9.75%, 10/15/2030	5,018,616
	YPF SA
190,000	6.95%, 07/21/2027(4)	169,333
290,000	9.50%, 01/17/2031(3)	289,797
		293,341,247
	Oil & Gas Services - 0.1%
6,735,000	Enerflex Ltd. 9.00%, 10/15/2027(3)	6,770,291
6,950,000	Weatherford International Ltd. 8.63%, 04/30/2030(3)	7,144,795
		13,915,086
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5,225,000	4.13%, 08/15/2026(3)	4,706,106
3,135,000	5.25%, 08/15/2027(3)	2,344,424
	Clydesdale Acquisition Holdings, Inc.
2,065,000	6.63%, 04/15/2029(3)	2,054,689
1,900,000	8.75%, 04/15/2030(3)	1,804,957
1,335,000	Graphic Packaging International LLC 3.75%, 02/01/2030(3)	1,192,776
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 08/15/2026(3)	1,735,007
1,725,000	9.25%, 04/15/2027(3)	1,665,034
	Owens-Brockway Glass Container, Inc.
435,000	6.38%, 08/15/2025(3)	434,113
2,120,000	7.25%, 05/15/2031(3)	2,146,500
2,232,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(4)	1,930,680
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(3)	14,697,981
EUR 1,690,000	Titan Holdings II BV 5.13%, 07/15/2029(3)	1,612,879
	Trivium Packaging Finance BV
$ 1,590,000	5.50%, 08/15/2026(3)	1,551,452
2,125,000	8.50%, 08/15/2027(3)	2,077,971
		39,954,569
	Pharmaceuticals - 1.0%
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	4,178,814
7,590,000	4.45%, 05/14/2046	6,933,721
3,702,000	4.85%, 06/15/2044	3,587,309
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,446,739
2,400,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(3)	1,632,720
31,415,000	Becton Dickinson & Co. 4.69%, 02/13/2028	31,396,208

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Pharmaceuticals - 1.0% - (continued)
	Bristol-Myers Squibb Co.
$ 10,365,000	3.55%, 03/15/2042	$ 8,404,170
4,655,000	4.25%, 10/26/2049	3,972,813
7,340,000	6.25%, 11/15/2053	8,303,766
14,295,000	CVS Health Corp. 4.78%, 03/25/2038	13,411,266
	CVS Pass-Through Trust
6,850	6.04%, 12/10/2028	6,899
17,373	6.94%, 01/10/2030	17,875
1,413,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)(3)	1,346,094
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,917,783
5,695,000	5.30%, 05/19/2053	5,770,288
5,955,000	5.34%, 05/19/2063	5,947,078
2,085,000	Prestige Brands, Inc. 5.13%, 01/15/2028(3)	2,028,026
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,888,811
	Teva Pharmaceutical Finance Netherlands III BV
$ 11,597,000	3.15%, 10/01/2026	10,810,184
8,925,000	4.75%, 05/09/2027	8,597,899
	Viatris, Inc.
650,000	2.70%, 06/22/2030	554,748
830,000	4.00%, 06/22/2050	586,615
		131,739,826
	Pipelines - 2.7%
2,981,000	AI Candelaria Spain SA 5.75%, 06/15/2033(4)	2,303,541
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
3,375,000	5.75%, 01/15/2028(3)	3,313,843
1,400,000	6.63%, 02/01/2032(3)	1,390,830
	Buckeye Partners LP
1,472,000	3.95%, 12/01/2026	1,396,560
330,000	4.13%, 03/01/2025(3)	322,274
1,360,000	4.13%, 12/01/2027	1,281,840
3,530,000	4.50%, 03/01/2028(3)	3,314,758
1,769,000	5.60%, 10/15/2044	1,370,568
715,000	5.85%, 11/15/2043	583,197
5,371,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	5,125,836
	Columbia Pipelines Holding Co. LLC
4,245,000	5.68%, 01/15/2034(3)	4,253,714
520,000	6.04%, 08/15/2028(3)	538,138
	Columbia Pipelines Operating Co. LLC
8,630,000	5.93%, 08/15/2030(3)	8,963,265
17,050,000	6.04%, 11/15/2033(3)	17,876,843
3,525,000	6.54%, 11/15/2053(3)	3,865,816
4,385,000	DT Midstream, Inc. 4.13%, 06/15/2029(3)	4,017,879
7,180,000	Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	6,490,981
	EIG Pearl Holdings SARL
15,125,000	3.55%, 08/31/2036(3)	12,751,888
1,230,000	3.55%, 08/31/2036(4)	1,037,013
	Enbridge, Inc.
30,310,000	5.70%, 03/08/2033	31,309,707
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Pipelines - 2.7% - (continued)
$ 1,125,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(5)	$ 1,052,277
7,840,000	6.20%, 11/15/2030(1)	8,371,952
1,025,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(5)	1,096,203
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,596,609
2,275,000	4.90%, 03/15/2035	2,142,291
9,000,000	5.25%, 04/15/2029	9,089,037
3,977,000	5.30%, 04/15/2047	3,650,501
8,465,000	5.55%, 02/15/2028	8,615,051
4,420,000	6.00%, 06/15/2048	4,443,293
4,245,000	6.10%, 12/01/2028	4,439,875
2,800,000	6.13%, 12/15/2045	2,850,930
15,110,000	6.40%, 12/01/2030	16,057,593
3,555,000	7.38%, 02/01/2031(3)	3,736,803
7,445,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(5)	7,706,320
	EnLink Midstream LLC
1,050,000	5.38%, 06/01/2029	1,023,194
3,585,000	5.63%, 01/15/2028(3)	3,543,281
415,000	6.50%, 09/01/2030(3)	424,004
1,094,000	EnLink Midstream Partners LP 5.05%, 04/01/2045	889,127
	EQM Midstream Partners LP
2,144,000	4.50%, 01/15/2029(3)	2,011,656
1,950,000	4.75%, 01/15/2031(3)	1,814,985
2,505,000	6.50%, 07/01/2027(3)	2,536,831
1,275,000	6.50%, 07/15/2048	1,302,778
185,000	7.50%, 06/01/2027(3)	190,362
190,000	7.50%, 06/01/2030(3)	203,563
	Galaxy Pipeline Assets Bidco Ltd.
11,921,891	2.16%, 03/31/2034(3)	10,232,119
2,068,386	2.16%, 03/31/2034(4)	1,775,220
1,150,000	2.63%, 03/31/2036(3)	933,934
	Greensaif Pipelines Bidco SARL
14,818,000	6.13%, 02/23/2038(3)	15,148,962
463,000	6.51%, 02/23/2042(3)	473,414
6,585,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	5,786,734
	MPLX LP
4,630,000	4.25%, 12/01/2027	4,533,835
2,160,000	4.90%, 04/15/2058	1,842,331
14,445,000	4.95%, 09/01/2032	14,078,401
4,780,000	5.20%, 12/01/2047	4,329,707
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	2,082,527
	ONEOK, Inc.
2,029,000	3.40%, 09/01/2029	1,875,304
3,139,000	4.35%, 03/15/2029	3,059,666
6,474,000	6.35%, 01/15/2031	6,880,529
1,285,000	7.15%, 01/15/2051	1,468,444
	Plains All American Pipeline LP/PAA Finance Corp.
585,000	3.55%, 12/15/2029	537,973
3,672,000	3.80%, 09/15/2030	3,389,711
3,500,000	4.30%, 01/31/2043	2,833,369
1,807,000	4.90%, 02/15/2045	1,576,177
	Targa Resources Corp.
7,245,000	4.20%, 02/01/2033	6,627,612
2,300,000	4.95%, 04/15/2052	2,003,131

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Pipelines - 2.7% - (continued)
$ 3,940,000	6.15%, 03/01/2029	$ 4,115,250
9,112,000	6.25%, 07/01/2052	9,423,340
7,445,000	6.50%, 02/15/2053	8,019,891
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4,596,000	4.00%, 01/15/2032	4,142,467
776,000	4.88%, 02/01/2031	744,184
1,085,000	5.50%, 03/01/2030	1,079,125
2,570,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(5)	2,256,203
605,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(3)	543,532
	Western Midstream Operating LP
620,000	4.75%, 08/15/2028	607,638
2,510,000	6.15%, 04/01/2033	2,595,390
4,765,000	6.35%, 01/15/2029	4,981,226
	Williams Cos., Inc.
3,610,000	2.60%, 03/15/2031	3,086,444
2,225,000	5.10%, 09/15/2045	2,111,547
4,100,000	5.40%, 03/04/2044	3,950,519
1,074,000	6.30%, 04/15/2040	1,148,995
		341,571,858
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
200,000	4.20%, 02/06/2026(4)(8)	15,200
200,000	5.40%, 05/27/2025(4)(8)	14,250
860,000	5.63%, 01/14/2030(4)(8)	64,018
1,092,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(4)(5)(6)	573,300
		666,768
	Real Estate Investment Trusts - 1.7%
	American Tower Corp.
19,070,000	1.60%, 04/15/2026	17,738,041
19,815,000	1.88%, 10/15/2030	16,228,159
8,450,000	5.25%, 07/15/2028	8,565,331
12,670,000	American Tower Trust I 5.49%, 03/15/2028(3)	12,835,964
14,080,000	Brixmor Operating Partnership LP 4.13%, 05/15/2029	13,360,374
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	28,552,969
8,745,000	3.20%, 09/01/2024	8,622,539
6,557,000	4.15%, 07/01/2050	5,331,913
11,215,000	5.60%, 06/01/2029	11,419,784
11,210,000	Equinix, Inc. 1.45%, 05/15/2026	10,397,304
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,037,937
6,715,000	4.00%, 01/15/2031	5,975,300
4,750,000	5.30%, 01/15/2029	4,681,382
5,900,000	5.75%, 06/01/2028	5,942,179
5,850,000	Healthpeak OP LLC 5.25%, 12/15/2032(1)	5,857,787
	Iron Mountain, Inc.
1,375,000	5.25%, 07/15/2030(3)	1,296,810
3,425,000	7.00%, 02/15/2029(3)	3,510,813
1,700,000	Kite Realty Group LP 5.50%, 03/01/2034	1,692,143
7,465,000	NNN REIT, Inc. 5.60%, 10/15/2033	7,626,927
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Real Estate Investment Trusts - 1.7% - (continued)
$ 5,520,000	Realty Income Corp. 4.85%, 03/15/2030	$ 5,517,430
9,455,000	Regency Centers LP 5.25%, 01/15/2034	9,451,171
3,345,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(3)	3,450,937
3,885,000	Simon Property Group LP 3.25%, 09/13/2049	2,810,620
5,605,000	UDR, Inc. 2.10%, 08/01/2032	4,399,964
6,660,000	VICI Properties LP 4.95%, 02/15/2030	6,461,928
1,090,000	VICI Properties LP/VICI Note Co., Inc. 4.50%, 01/15/2028(3)	1,040,320
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	13,010,999
		220,817,025
	Retail - 0.9%
	1011778 BC ULC/New Red Finance, Inc.
2,830,000	3.50%, 02/15/2029(3)	2,589,563
1,755,000	3.88%, 01/15/2028(3)	1,652,606
840,000	4.00%, 10/15/2030(3)	750,446
3,245,000	4.38%, 01/15/2028(3)	3,092,790
	Asbury Automotive Group, Inc.
2,369,000	4.63%, 11/15/2029(3)	2,186,262
236,000	4.75%, 03/01/2030	218,596
1,445,000	5.00%, 02/15/2032(3)	1,305,984
	AutoZone, Inc.
3,385,000	4.75%, 08/01/2032	3,322,925
10,000,000	4.75%, 02/01/2033	9,776,832
2,335,000	6.25%, 11/01/2028	2,478,056
595,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 01/15/2029(3)	549,039
1,575,000	FirstCash, Inc. 4.63%, 09/01/2028(3)	1,471,081
2,315,000	Home Depot, Inc. 4.50%, 12/06/2048	2,138,138
8,503,000	LBM Acquisition LLC 6.25%, 01/15/2029(3)	7,726,846
	Lowe's Cos., Inc.
5,955,000	2.80%, 09/15/2041	4,354,495
8,970,000	5.63%, 04/15/2053	9,304,515
3,515,000	5.85%, 04/01/2063	3,701,548
	McDonald's Corp.
4,073,000	3.63%, 09/01/2049	3,188,286
3,615,000	4.60%, 05/26/2045	3,348,498
17,455,000	5.45%, 08/14/2053	18,153,837
5,000,000	6.30%, 10/15/2037	5,625,064
6,500,000	Michaels Cos., Inc. 5.25%, 05/01/2028(3)	5,106,017
	PetSmart, Inc./PetSmart Finance Corp.
5,840,000	4.75%, 02/15/2028(3)	5,455,946
1,275,000	7.75%, 02/15/2029(3)	1,243,233
3,668,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(3)	3,605,717
	SRS Distribution, Inc.
1,915,000	4.63%, 07/01/2028(3)	1,786,331
1,675,000	6.00%, 12/01/2029(3)	1,566,125
1,925,000	6.13%, 07/01/2029(3)	1,812,930
1,945,000	Staples, Inc. 7.50%, 04/15/2026(3)	1,820,612
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	831,577

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Retail - 0.9% - (continued)
$ 865,000	4.75%, 01/15/2030(3)	$ 830,547
1,613,000	5.38%, 04/01/2032	1,569,531
		112,563,973
	Semiconductors - 0.9%
	Broadcom, Inc.
20,000,000	3.14%, 11/15/2035(3)	16,421,064
16,462,000	4.93%, 05/15/2037(3)	15,854,910
	Entegris, Inc.
725,000	4.38%, 04/15/2028(3)	683,817
21,730,000	4.75%, 04/15/2029(3)(11)	20,755,312
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,594,469
3,000,000	3.05%, 08/12/2051	2,067,244
12,555,000	4.90%, 08/05/2052	12,075,093
11,075,000	5.05%, 08/05/2062	10,632,592
5,000,000	5.63%, 02/10/2043	5,299,796
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,723,476
	Qorvo, Inc.
1,280,000	3.38%, 04/01/2031(3)	1,098,660
580,000	4.38%, 10/15/2029	546,313
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	8,753,525
3,245,000	4.50%, 05/20/2052	2,971,993
1,811,000	4.80%, 05/20/2045	1,774,620
2,365,000	6.00%, 05/20/2053	2,681,719
	SK Hynix, Inc.
1,160,000	2.38%, 01/19/2031(4)	962,372
1,495,000	6.38%, 01/17/2028(3)	1,553,629
2,285,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	2,128,312
		113,578,916
	Software - 1.3%
6,505,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(3)	5,849,753
1,225,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(3)	1,154,562
4,164,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)(3)	3,881,514
	Fair Isaac Corp.
991,000	4.00%, 06/15/2028(3)	926,081
1,000,000	5.25%, 05/15/2026(3)	987,500
6,410,000	Microsoft Corp. 2.92%, 03/17/2052	4,597,413
2,050,000	MSCI, Inc. 3.63%, 09/01/2030(3)	1,842,392
	Open Text Corp.
1,910,000	3.88%, 02/15/2028(3)	1,775,360
2,710,000	3.88%, 12/01/2029(3)	2,444,217
13,365,000	6.90%, 12/01/2027(3)	13,853,758
	Open Text Holdings, Inc.
1,625,000	4.13%, 02/15/2030(3)	1,472,098
930,000	4.13%, 12/01/2031(3)	821,846
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	6,723,854
6,000,000	2.65%, 07/15/2026	5,692,959
5,550,000	2.95%, 04/01/2030	4,996,566
18,317,000	3.60%, 04/01/2040	14,612,162
16,154,000	3.60%, 04/01/2050	11,858,311
2,100,000	3.85%, 07/15/2036	1,829,171
8,610,000	3.85%, 04/01/2060	6,234,269
14,500,000	3.90%, 05/15/2035	12,833,930
23,109,000	3.95%, 03/25/2051	17,959,878
2,860,000	4.00%, 07/15/2046	2,298,644
13,230,000	4.00%, 11/15/2047	10,525,149
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Software - 1.3% - (continued)
$ 1,480,000	4.13%, 05/15/2045	$ 1,213,232
5,400,000	6.15%, 11/09/2029	5,760,472
4,300,000	6.50%, 04/15/2038	4,740,690
2,415,000	PTC, Inc. 4.00%, 02/15/2028(3)	2,279,156
5,105,000	ROBLOX Corp. 3.88%, 05/01/2030(3)	4,491,022
2,075,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(3)	2,044,062
5,980,000	UKG, Inc. 6.88%, 02/01/2031(3)	6,047,275
		161,747,296
	Telecommunications - 1.6%
	Altice France Holding SA
EUR 1,020,000	8.00%, 05/15/2027(4)	576,693
$ 1,475,000	10.50%, 05/15/2027(3)	847,594
	Altice France SA
1,665,000	5.13%, 07/15/2029(3)	1,221,157
660,000	5.50%, 01/15/2028(3)	521,965
1,535,000	5.50%, 10/15/2029(3)	1,132,018
4,075,000	8.13%, 02/01/2027(3)	3,642,224
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,475,792
	AT&T, Inc.
$ 19,395,000	1.70%, 03/25/2026	18,169,474
14,625,000	3.50%, 06/01/2041	11,590,159
10,439,000	3.50%, 09/15/2053	7,444,222
9,502,000	3.55%, 09/15/2055	6,741,041
13,667,000	3.65%, 09/15/2059	9,635,877
13,720,000	3.80%, 12/01/2057	10,102,596
12,000,000	4.50%, 05/15/2035	11,322,630
700,000	CT Trust 5.13%, 02/03/2032(4)	616,066
1,040,000	Empresa Nacional de Telecomunicaciones SA 3.05%, 09/14/2032(3)	834,392
	Frontier Communications Holdings LLC
5,015,000	5.00%, 05/01/2028(3)	4,628,403
2,980,000	5.88%, 10/15/2027(3)	2,866,335
1,678,208	5.88%, 11/01/2029	1,424,193
460,000	6.75%, 05/01/2029(3)	407,120
754,000	Globe Telecom, Inc. 3.00%, 07/23/2035(4)	568,854
	Iliad Holding SASU
1,110,000	6.50%, 10/15/2026(3)	1,091,451
730,000	7.00%, 10/15/2028(3)	723,547
EUR 1,385,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(3)	1,442,689
1,735,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(3)	1,821,502
	Millicom International Cellular SA
$ 465,000	4.50%, 04/27/2031(4)	391,763
1,877,400	5.13%, 01/15/2028(4)	1,758,771
931,500	6.25%, 03/25/2029(4)	889,056
603,000	6.25%, 03/25/2029(3)	575,524
805,000	MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(4)	813,050
3,385,000	Rogers Communications, Inc. 4.50%, 03/15/2042	3,002,237
868,000	Silknet JSC 8.38%, 01/31/2027(4)	872,340
2,171,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(3)	2,176,080
	Telecom Italia Capital SA
1,875,000	6.38%, 11/15/2033	1,817,492

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Telecommunications - 1.6% - (continued)
$ 950,000	7.20%, 07/18/2036	$ 953,927
900,000	7.72%, 06/04/2038	928,936
4,890,000	Telefonica Emisiones SA 5.21%, 03/08/2047	4,530,883
	T-Mobile USA, Inc.
2,000,000	3.00%, 02/15/2041	1,489,150
5,610,000	3.40%, 10/15/2052	4,021,928
13,135,000	4.38%, 04/15/2040	11,830,363
12,370,000	4.80%, 07/15/2028	12,399,381
7,780,000	5.75%, 01/15/2034	8,186,333
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(4)	560,517
	VEON Holdings BV
1,120,000	3.38%, 11/25/2027(3)	842,262
860,000	3.38%, 11/25/2027(4)	646,376
	Verizon Communications, Inc.
15,000,000	2.10%, 03/22/2028	13,555,334
10,683,000	2.99%, 10/30/2056	6,954,526
13,220,000	3.40%, 03/22/2041	10,433,804
6,585,000	4.13%, 08/15/2046	5,580,585
6,960,000	Vodafone Group PLC 5.13%, 06/04/2081, (5.13% fixed rate until 12/04/2050; 5 yr. USD CMT + 3.07% thereafter)(5)	5,236,409
		202,295,021
	Toys/Games/Hobbies - 0.0%
565,000	Hasbro, Inc. 3.90%, 11/19/2029	524,315
	Transportation - 0.2%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,637,879
1,885,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(3)	1,659,252
952,181	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(4)	870,550
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,606,997
3,734,000	4.65%, 01/15/2046	3,432,283
	Rumo Luxembourg SARL
200,000	4.20%, 01/18/2032(4)	168,040
1,370,000	5.25%, 01/10/2028(4)	1,318,205
675,000	Russian Railways Via RZD Capital PLC 5.70%, 04/05/2022(8)(9)	—
818,000	Yunda Holding Investment Ltd. 2.25%, 08/19/2025(4)	761,134
		20,454,340
	Trucking & Leasing - 0.3%
	DAE Funding LLC
650,000	2.63%, 03/20/2025(4)	623,812
524,000	3.38%, 03/20/2028(4)	480,162
	Penske Truck Leasing Co. LP/PTL Finance Corp.
10,395,000	1.70%, 06/15/2026(3)	9,679,855
2,000,000	2.70%, 11/01/2024(3)	1,955,723
4,520,000	3.45%, 07/01/2024(3)	4,477,121
12,000,000	3.90%, 02/01/2024(3)	12,000,000
6,420,000	4.40%, 07/01/2027(3)	6,278,723
3,620,000	6.20%, 06/15/2030(3)	3,803,409
		39,298,805
	Water - 0.0%
	Aegea Finance SARL
1,280,000	6.75%, 05/20/2029(4)	1,242,315
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 49.0% - (continued)
	Water - 0.0% - (continued)
$ 2,220,000	9.00%, 01/20/2031(3)	$ 2,334,885
410,000	Manila Water Co., Inc. 4.38%, 07/30/2030(4)	374,325
		3,951,525
	Total Corporate Bonds (cost $6,418,545,149)	$ 6,195,943,103
FOREIGN GOVERNMENT OBLIGATIONS - 3.6%
	Angola - 0.0%
	Angola Government International Bonds
1,735,000	8.00%, 11/26/2029(4)	$ 1,506,750
1,265,000	9.38%, 05/08/2048(4)	1,014,606
680,000	9.50%, 11/12/2025(4)	666,427
		3,187,783
	Argentina - 0.2%
	Argentina Republic Government International Bonds
1,077,922	0.75%, 07/09/2030(10)	436,214
61,350,751	3.63%, 07/09/2035(10)	20,455,673
		20,891,887
	Bahrain - 0.0%
	Bahrain Government International Bonds
200,000	6.00%, 09/19/2044(4)	159,334
575,000	6.25%, 01/25/2051(4)	461,438
		620,772
	Bermuda - 0.0%
	Bermuda Government International Bonds
740,000	2.38%, 08/20/2030(4)	622,562
273,000	3.38%, 08/20/2050(4)	183,593
1,525,000	4.75%, 02/15/2029(3)	1,490,619
1,445,000	5.00%, 07/15/2032(3)	1,401,650
822,000	5.00%, 07/15/2032(4)	797,340
		4,495,764
	Brazil - 0.2%
	Brazil Government International Bonds
11,561,000	4.75%, 01/14/2050	8,524,244
997,000	5.00%, 01/27/2045	791,520
5,367,000	7.13%, 05/13/2054	5,363,583
	Brazil Notas do Tesouro Nacional
BRL 52,896,000	10.00%, 01/01/2029	10,577,279
10,758,000	10.00%, 01/01/2035	2,088,729
		27,345,355
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 3,590,000	0.38%, 09/23/2030(4)	3,149,552
490,000	3.13%, 03/26/2035(4)	487,116
2,785,000	4.13%, 09/23/2029(4)	3,094,625
1,420,000	4.50%, 01/27/2033(4)	1,603,651
500,000	4.63%, 09/23/2034(4)	571,150
		8,906,094
	Chile - 0.1%
CLP 1,395,000,000	Bonos de la Tesoreria de la Republica en pesos 5.30%, 11/01/2037(4)	1,467,503

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6% - (continued)
	Chile - 0.1% - (continued)
	Chile Government International Bonds
$ 2,453,000	2.55%, 07/27/2033	$ 2,020,228
3,570,000	3.50%, 01/31/2034	3,150,585
1,875,000	4.95%, 01/05/2036	1,839,186
3,866,000	5.33%, 01/05/2054	3,753,354
		12,230,856
	Colombia - 0.2%
	Colombia Government International Bonds
4,060,000	3.00%, 01/30/2030	3,375,437
9,546,000	3.13%, 04/15/2031	7,636,847
2,655,000	3.25%, 04/22/2032	2,079,785
2,684,000	4.13%, 02/22/2042	1,817,950
2,869,000	5.63%, 02/26/2044	2,284,060
1,305,000	8.00%, 11/14/2035	1,374,846
COP 20,981,500,000	Colombia TES 7.25%, 10/18/2034	4,565,903
		23,134,828
	Costa Rica - 0.0%
	Costa Rica Government International Bonds
$ 307,000	6.55%, 04/03/2034(3)	314,062
3,140,000	7.30%, 11/13/2054(3)	3,285,704
		3,599,766
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(4)	1,616,914
	Dominican Republic - 0.3%
	Dominican Republic International Bonds
$ 7,315,000	4.50%, 01/30/2030(4)	6,654,620
13,765,000	4.88%, 09/23/2032(4)	12,267,619
2,775,000	5.30%, 01/21/2041(4)	2,331,000
3,765,000	5.50%, 02/22/2029(3)	3,642,426
6,390,000	5.50%, 02/22/2029(4)	6,181,966
1,030,000	5.95%, 01/25/2027(4)	1,031,043
1,633,000	6.40%, 06/05/2049(4)	1,503,773
830,000	7.05%, 02/03/2031(3)	862,792
		34,475,239
	Ecuador - 0.1%
	Ecuador Government International Bonds
14,403,000	2.50%, 07/31/2040(4)(10)	5,311,106
15,961,543	3.50%, 07/31/2035(4)(10)	6,538,519
		11,849,625
	Egypt - 0.1%
	Egypt Government International Bonds
EUR 240,000	5.63%, 04/16/2030(4)	165,025
250,000	5.63%, 04/16/2030(3)	171,902
$ 4,885,000	5.88%, 02/16/2031(4)	3,179,353
3,673,000	6.59%, 02/21/2028(4)	2,731,610
1,746,000	7.30%, 09/30/2033(4)	1,148,030
1,560,000	7.90%, 02/21/2048(4)	924,303
7,953,000	8.50%, 01/31/2047(4)	4,846,956
		13,167,179
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6% - (continued)
	El Salvador - 0.0%
	El Salvador Government International Bonds
$ 1,765,000	7.12%, 01/20/2050(4)	$ 1,257,562
430,000	7.65%, 06/15/2035(4)	335,830
		1,593,392
	Ethiopia - 0.0%
290,000	Ethiopia International Bonds 6.63%, 12/11/2024(4)(8)	197,200
	Gabon - 0.1%
	Gabon Government International Bonds
2,903,000	6.63%, 02/06/2031(4)	2,368,616
820,000	6.63%, 02/06/2031(3)	669,054
3,436,000	6.95%, 06/16/2025(4)	3,301,859
1,110,000	7.00%, 11/24/2031(4)	906,626
		7,246,155
	Guatemala - 0.1%
	Guatemala Government Bonds
225,000	4.65%, 10/07/2041(4)	178,896
830,000	4.88%, 02/13/2028(4)	799,386
1,390,000	4.90%, 06/01/2030(4)	1,321,333
1,085,000	6.13%, 06/01/2050(4)	981,779
2,820,000	6.60%, 06/13/2036(4)	2,848,644
2,815,000	7.05%, 10/04/2032(3)	2,951,115
635,000	7.05%, 10/04/2032(4)	665,704
		9,746,857
	Hungary - 0.3%
HUF 694,350,000	Hungary Government Bonds 2.25%, 06/22/2034	1,412,577
	Hungary Government International Bonds
$ 6,610,000	2.13%, 09/22/2031(4)	5,279,737
4,115,000	3.13%, 09/21/2051(4)	2,613,025
2,429,000	5.25%, 06/16/2029(3)	2,404,710
EUR 1,315,000	5.38%, 09/12/2033(4)	1,478,926
$ 5,865,000	5.50%, 06/16/2034(3)	5,806,350
2,730,000	5.50%, 06/16/2034(4)	2,702,700
3,615,000	5.50%, 03/26/2036(3)	3,539,230
2,405,000	6.13%, 05/22/2028(3)	2,473,783
3,510,000	6.25%, 09/22/2032(3)	3,662,931
390,000	6.75%, 09/25/2052(3)	418,431
1,564,000	6.75%, 09/25/2052(4)	1,678,016
2,974,000	7.63%, 03/29/2041	3,420,100
1,380,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(3)	1,390,687
		38,281,203
	Ivory Coast - 0.0%
	Ivory Coast Government International Bonds
2,275,000	6.13%, 06/15/2033(4)	2,045,589
840,000	8.25%, 01/30/2037(3)	834,540
		2,880,129
	Jordan - 0.1%
	Jordan Government International Bonds
3,710,000	5.75%, 01/31/2027(4)	3,541,967
3,090,000	6.13%, 01/29/2026(4)	3,004,802
1,640,000	7.50%, 01/13/2029(4)	1,603,113
2,150,000	7.75%, 01/15/2028(4)	2,147,902
		10,297,784

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6% - (continued)
	Kenya - 0.0%
	Republic of Kenya Government International Bonds
$ 1,100,000	6.30%, 01/23/2034(4)	$ 853,973
200,000	8.25%, 02/28/2048(4)	160,000
		1,013,973
	Mexico - 0.4%
	Mexico Bonos
MXN 35,809,100	7.75%, 05/29/2031	1,923,141
75,538,200	7.75%, 11/23/2034	3,955,425
	Mexico Government International Bonds
$ 4,075,000	4.40%, 02/12/2052	3,140,649
EUR 1,590,000	4.49%, 05/25/2032	1,740,926
$ 7,991,000	4.50%, 01/31/2050	6,341,774
542,000	4.60%, 01/23/2046	440,686
370,000	4.60%, 02/10/2048	298,021
5,255,000	5.00%, 04/27/2051	4,443,266
4,505,000	6.00%, 05/07/2036	4,586,334
4,943,000	6.34%, 05/04/2053	4,924,561
6,882,000	6.35%, 02/09/2035	7,157,271
4,362,000	6.40%, 05/07/2054	4,388,790
		43,340,844
	Mongolia - 0.0%
	Mongolia Government International Bonds
1,105,000	3.50%, 07/07/2027(4)	981,215
1,935,000	8.65%, 01/19/2028(4)	2,027,763
		3,008,978
	North Macedonia - 0.1%
	North Macedonia Government International Bonds
EUR 1,470,000	3.68%, 06/03/2026(3)	1,540,971
2,050,000	3.68%, 06/03/2026(4)	2,148,972
975,000	6.96%, 03/13/2027(3)	1,104,158
2,225,000	6.96%, 03/13/2027(4)	2,519,746
		7,313,847
	Oman - 0.1%
	Oman Government International Bonds
$ 430,000	6.50%, 03/08/2047(4)	423,971
1,620,000	6.75%, 01/17/2048(4)	1,627,297
4,280,000	7.00%, 01/25/2051(4)	4,419,545
		6,470,813
	Panama - 0.1%
	Panama Government International Bonds
1,348,000	3.16%, 01/23/2030	1,126,478
200,000	3.30%, 01/19/2033	153,558
5,580,000	4.30%, 04/29/2053	3,547,632
4,555,000	4.50%, 04/16/2050	3,002,005
4,300,000	4.50%, 04/01/2056	2,744,762
4,190,000	6.40%, 02/14/2035	3,953,042
1,213,000	6.85%, 03/28/2054	1,084,651
		15,612,128
	Peru - 0.0%
PEN 14,652,000	Peru Government Bonds 5.40%, 08/12/2034	3,500,830
	Qatar - 0.0%
$ 4,649,000	Qatar Government International Bonds 4.82%, 03/14/2049(4)	4,323,570
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6% - (continued)
	Romania - 0.2%
	Romania Government Bonds
RON 7,855,000	4.75%, 10/11/2034	$ 1,499,684
2,760,000	8.25%, 09/29/2032	672,939
	Romania Government International Bonds
$ 230,000	3.00%, 02/14/2031(4)	195,357
12,616,000	5.88%, 01/30/2029(3)	12,741,353
152,000	6.00%, 05/25/2034(3)	151,785
4,922,000	6.38%, 01/30/2034(3)	5,026,533
1,626,000	6.63%, 02/17/2028(4)	1,683,154
EUR 1,035,000	6.63%, 09/27/2029(4)	1,201,184
$ 958,000	7.13%, 01/17/2033(4)	1,033,337
3,110,000	7.63%, 01/17/2053(3)	3,471,537
1,360,000	7.63%, 01/17/2053(4)	1,518,100
		29,194,963
	Saudi Arabia - 0.4%
	Saudi Government International Bonds
9,676,000	3.25%, 11/17/2051(4)	6,391,230
1,710,000	3.75%, 01/21/2055(4)	1,214,100
405,000	3.75%, 01/21/2055(4)	287,550
2,632,000	4.75%, 01/16/2030(3)	2,624,867
3,465,000	5.00%, 01/16/2034(3)	3,451,951
9,225,000	5.00%, 01/18/2053(3)	8,187,187
2,835,000	5.00%, 01/18/2053(4)	2,516,063
23,229,000	5.75%, 01/16/2054(3)	22,827,371
		47,500,319
	Serbia - 0.0%
	Serbia International Bonds
EUR 470,000	1.65%, 03/03/2033(4)	373,328
270,000	2.05%, 09/23/2036(4)	202,064
$ 400,000	2.13%, 12/01/2030(4)	318,450
645,000	6.25%, 05/26/2028(4)	656,887
2,022,000	6.50%, 09/26/2033(4)	2,061,106
		3,611,835
	South Africa - 0.1%
ZAR 45,120,000	Republic of South Africa Government Bonds 8.50%, 01/31/2037	1,876,616
	Republic of South Africa Government International Bonds
$ 4,707,000	5.75%, 09/30/2049	3,481,297
5,135,000	7.30%, 04/20/2052	4,531,124
		9,889,037
	Sri Lanka - 0.0%
	Sri Lanka Government International Bonds
200,000	5.75%, 04/18/2023(4)(8)	104,522
1,950,000	6.20%, 05/11/2027(4)(8)	991,788
550,000	7.55%, 03/28/2030(4)(8)	277,645
514,000	7.85%, 03/14/2029(4)(8)	259,628
		1,633,583
	Turkey - 0.3%
2,885,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(3)	2,988,976
	Turkiye Government International Bonds
1,483,000	4.25%, 04/14/2026	1,411,193
7,340,000	4.88%, 10/09/2026	7,009,700
3,140,000	5.13%, 02/17/2028	2,916,903
3,090,000	5.25%, 03/13/2030	2,734,650
5,759,000	5.88%, 06/26/2031	5,167,896

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.6% - (continued)
	Turkey - 0.3% - (continued)
$ 1,290,000	5.95%, 01/15/2031	$ 1,168,688
3,229,000	9.13%, 07/13/2030	3,438,885
3,024,000	9.38%, 03/14/2029	3,249,409
2,418,000	9.88%, 01/15/2028	2,630,073
1,360,000	Turkiye Ihracat Kredi Bankasi AS 7.50%, 02/06/2028(3)	1,348,073
		34,064,446
	Ukraine - 0.0%
	Ukraine Government International Bonds
1,120,000	6.88%, 05/21/2031(3)(8)	243,600
1,635,000	6.88%, 05/21/2031(4)(8)	355,613
2,474,000	7.25%, 03/15/2035(3)(8)	559,742
835,000	7.25%, 03/15/2035(4)(8)	188,919
2,520,000	7.38%, 09/25/2034(4)(8)	569,520
		1,917,394
	United Arab Emirates - 0.0%
3,390,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(4)	2,471,954
	Uruguay - 0.0%
UYU 105,656,000	Uruguay Government International Bonds 9.75%, 07/20/2033	2,781,627
	Venezuela - 0.0%
	Venezuela Government International Bonds
$ 1,015,000	7.00%, 12/01/2018(4)(8)	113,611
3,170,000	7.00%, 03/31/2038(4)(8)	461,444
340,000	7.65%, 04/21/2025(4)(8)	48,329
4,765,000	7.75%, 10/13/2049(4)(8)	571,800
11,937,200	9.00%, 05/07/2023(4)(8)	1,666,355
		2,861,539
	Total Foreign Government Obligations (cost $475,926,036)	$ 456,276,462
MUNICIPAL BONDS - 0.3%
	Airport - 0.0%
1,510,000	Port Auth of New York & New Jersey, NY, Rev 4.46%, 10/01/2062	$ 1,347,992
	General - 0.0%
4,130,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	3,968,460
	General Obligation - 0.2%
19,610,000	State of Illinois, IL, GO 5.10%, 06/01/2033	19,478,560
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	8,709,761
	Transportation - 0.0%
5,015,000	New York State Thruway Auth, NY, Rev 2.90%, 01/01/2035	4,306,053
	Total Municipal Bonds (cost $41,739,975)	$ 37,810,826
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(12)
	Healthcare - Products - 0.0%
$ 850,000	Bausch & Lomb Corp. 8.68%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	$ 829,660
	Insurance - 0.0%
2,601,367	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	2,601,107
	Packaging & Containers - 0.0%
2,364,000	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	2,345,892
	Software - 0.1%
2,583,800	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	2,582,353
3,624,800	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,585,833
		6,168,186
	Total Senior Floating Rate Interests (cost $11,964,025)	$ 11,944,845
U.S. GOVERNMENT SECURITIES - 2.0%
	U.S. Treasury Securities - 2.0%
	U.S. Treasury Bonds - 1.3%
44,140,000	1.75%, 08/15/2041	$ 30,218,658
60,100,000	2.38%, 02/15/2042	45,394,281
5,215,000	2.50%, 02/15/2046	3,835,266
5,000,000	2.75%, 11/15/2042	3,981,836
16,520,000	3.25%, 05/15/2042	14,270,441
4,355,000	3.88%, 02/15/2043	4,092,339
41,200,000	3.88%, 05/15/2043(13)	38,676,500
8,600,000	4.00%, 11/15/2042	8,238,867
4,500,000	4.38%, 08/15/2043	4,522,500
4,075,000	4.75%, 11/15/2043	4,304,855
1,870,000	4.75%, 11/15/2053	2,038,008
9,300,000	5.25%, 02/15/2029	9,881,250
		169,454,801
	U.S. Treasury Notes - 0.7%
20,000,000	0.25%, 06/30/2025(14)	18,860,938
21,120,000	3.63%, 03/31/2030	20,773,500
24,770,000	3.75%, 05/31/2030	24,524,235
5,505,000	3.75%, 12/31/2030	5,445,649
12,220,000	4.00%, 01/31/2029	12,285,873
		81,890,195
	Total U.S. Government Securities (cost $263,444,262)	$ 251,344,996
COMMON STOCKS - 42.4%
	Banks - 3.9%
1,016,718	JP Morgan Chase & Co.	$ 177,274,951
586,133	M&T Bank Corp.	80,944,967
5,627,667	New York Community Bancorp, Inc.	36,411,006
3,692,548	Regions Financial Corp.	68,939,871
748,135	Royal Bank of Canada	73,013,346
1,243,385	Wells Fargo & Co.	62,393,059
		498,977,200
	Capital Goods - 3.2%
862,067	Emerson Electric Co.	79,077,406

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 42.4% - (continued)
	Capital Goods - 3.2% - (continued)
388,440	General Dynamics Corp.	$ 102,932,716
241,137	Honeywell International, Inc.	48,772,370
1,084,625	Johnson Controls International PLC	57,148,891
327,456	L3Harris Technologies, Inc.	68,248,379
303,150	Siemens AG	54,271,078
		410,450,840
	Consumer Discretionary Distribution & Retail - 1.3%
116,725	Home Depot, Inc.	41,199,256
1,463,284	LKQ Corp.	68,291,464
242,343	Tractor Supply Co.	54,430,238
		163,920,958
	Consumer Services - 0.5%
387,041	Darden Restaurants, Inc.	62,925,126
	Energy - 3.7%
1,390,416	ConocoPhillips	155,545,838
2,715,006	Coterra Energy, Inc.	67,549,349
129,518	Diamondback Energy, Inc.	19,912,097
588,376	Enbridge, Inc.	20,892,611
1,112,041	EOG Resources, Inc.	126,539,145
543,890	Phillips 66	78,488,766
		468,927,806
	Equity Real Estate Investment Trusts (REITs) - 2.9%
934,286	Crown Castle, Inc. REIT	101,136,459
2,193,855	Gaming & Leisure Properties, Inc. REIT	100,149,481
2,766,449	Host Hotels & Resorts, Inc. REIT	53,171,150
410,786	Welltower, Inc. REIT	35,537,097
2,376,519	Weyerhaeuser Co. REIT	77,878,528
		367,872,715
	Financial Services - 2.3%
660,805	Ares Management Corp. Class A	80,274,591
1,574,919	Equitable Holdings, Inc.	51,484,102
213,712	Goldman Sachs Group, Inc.	82,067,545
943,745	Morgan Stanley	82,332,314
		296,158,552
	Food, Beverage & Tobacco - 3.0%
1,051,032	Archer-Daniels-Midland Co.	58,416,359
798,901	Kellanova	43,747,819
2,123,821	Keurig Dr Pepper, Inc.	66,772,932
515,173	Pernod Ricard SA	84,480,927
1,317,602	Philip Morris International, Inc.	119,704,142
		373,122,179
	Health Care Equipment & Services - 0.9%
645,834	Medtronic PLC	56,536,308
114,652	UnitedHealth Group, Inc.	58,672,015
		115,208,323
	Household & Personal Products - 1.4%
3,508,157	Kenvue, Inc.	72,829,339
2,125,889	Unilever PLC ADR	103,509,536
		176,338,875
	Insurance - 2.3%
216,062	Allstate Corp.	33,543,625
1,213,854	American International Group, Inc.	84,374,992
230,269	Chubb Ltd.	56,415,905
1,670,641	MetLife, Inc.	115,808,834
		290,143,356
	Materials - 2.6%
3,681,885	Barrick Gold Corp.	57,437,406
310,853	Celanese Corp.	45,474,685
Shares or Principal Amount		Market Value†
COMMON STOCKS - 42.4% - (continued)
	Materials - 2.6% - (continued)
702,329	LyondellBasell Industries NV Class A	$ 66,103,206
386,537	PPG Industries, Inc.	54,517,179
1,594,675	Rio Tinto PLC ADR	110,463,137
		333,995,613
	Media & Entertainment - 0.2%
319,300	Omnicom Group, Inc.	28,858,334
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
1,374,155	AstraZeneca PLC ADR	91,573,689
1,230,422	Gilead Sciences, Inc.	96,292,826
969,959	Johnson & Johnson	154,126,485
1,817,346	Merck & Co., Inc.	219,499,050
6,158,804	Pfizer, Inc.	166,780,412
283,310	Roche Holding AG	80,662,990
		808,935,452
	Semiconductors & Semiconductor Equipment - 1.6%
207,999	Analog Devices, Inc.	40,010,688
31,514	Broadcom, Inc.	37,186,520
333,629	NXP Semiconductors NV	70,252,258
367,124	QUALCOMM, Inc.	54,521,585
		201,971,051
	Technology Hardware & Equipment - 1.6%
2,339,453	Cisco Systems, Inc.	117,393,752
2,410,133	Corning, Inc.	78,305,221
		195,698,973
	Transportation - 1.1%
455,411	Canadian National Railway Co.	56,494,066
571,245	United Parcel Service, Inc. Class B	81,059,665
		137,553,731
	Utilities - 3.5%
1,140,018	American Electric Power Co., Inc.	89,081,007
1,315,147	Dominion Energy, Inc.	60,128,521
2,712,693	Exelon Corp.	94,428,843
748,858	NextEra Energy, Inc.	43,905,545
2,149,086	PPL Corp.	56,306,053
1,332,342	Sempra	95,342,393
		439,192,362
	Total Common Stocks (cost $4,495,867,838)	$ 5,370,251,446
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
770,000	Bank of America Corp. Series PP, 4.13%(6)	$ 14,553,000
	Total Preferred Stocks (cost $19,250,000)	$ 14,553,000
	Total Long-Term Investments (cost $11,737,545,084)	$ 12,349,051,693
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 0.3%
$ 39,773,963	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $39,779,819; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $40,569,459	$ 39,773,963

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.1% - (continued)
	Securities Lending Collateral - 0.5%
10,122,546	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(15)		$ 10,122,546
33,741,820	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(15)		33,741,820
10,122,546	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(15)		10,122,546
10,122,546	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(15)		10,122,546
			64,109,458
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Bills - 0.3%
$ 3,130,000	4.42%, 02/06/2024(16)		3,127,728
7,710,000	4.64%, 02/08/2024(16)		7,702,172
14,285,000	4.65%, 02/08/2024(16)		14,270,467
8,875,000	5.10%, 02/22/2024(16)		8,847,818
			33,948,185
	Total Short-Term Investments (cost $137,831,606)		$ 137,831,606
	Total Investments (cost $11,875,376,690)	98.7%	$ 12,486,883,299
	Other Assets and Liabilities	1.3%	163,956,912
	Total Net Assets	100.0%	$ 12,650,840,211
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Represents entire or partial securities on loan.
(2)	Security is a zero-coupon bond.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $1,822,930,504, representing 14.4% of net assets.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $282,314,289, representing 2.2% of net assets.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $8,307,938.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $1,791,789.
(15)	Current yield as of period end.
(16)	The rate shown represents current yield to maturity.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	611	03/28/2024	$ 125,655,969	$ 1,115,495
U.S. Treasury Long Bond Future	1	03/19/2024	122,344	2,311
U.S. Treasury Ultra Bond Future	627	03/19/2024	81,020,156	4,825,671
Total				$ 5,943,477
Short position contracts:
Euro BUXL 30-Year Bond Future	5	03/07/2024	$ 743,306	$ (26,268)
Euro-BOBL Future	67	03/07/2024	8,582,391	(51,103)
Euro-BTP Future	42	03/07/2024	5,400,432	(151,791)
Euro-BUND Future	30	03/07/2024	4,404,394	(55,055)
Euro-Schatz Future	61	03/07/2024	7,000,333	(16,040)
U.S. Treasury 5-Year Note Future	2,261	03/28/2024	245,071,203	(2,462,524)
U.S. Treasury 10-Year Note Future	799	03/19/2024	89,750,172	(666,978)
U.S. Treasury 10-Year Note Future	7	06/18/2024	790,781	(8,057)
U.S. Treasury 10-Year Ultra Future	948	03/19/2024	110,797,500	(2,316,721)
Total				$ (5,754,537)
Total futures contracts				$ 188,940

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S40.V1	USD	44,895,000	(1.00%)	12/20/2028	Quarterly	$ 1,771,863	$ —	$ 1,473,516	$ (298,347)
Total						$ 1,771,863	$ —	$ 1,473,516	$ (298,347)
Credit default swaps on single-name issues:
Buy protection:
Kingdom of Saudi Arabia	USD	785,000	(1.00%)	12/20/2028	Quarterly	$ —	$ (13,018)	$ (15,125)	$ (2,107)
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$ —	$ (171,054)	$ (93,954)	$ 77,100
Total						$ —	$ (184,072)	$ (109,079)	$ 74,993
Total centrally cleared credit default swap contracts						$ 1,771,863	$ (184,072)	$ 1,364,437	$ (223,354)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,865,000	BRL	578,408	USD	MSC	03/04/2024	$ (1,839)
4,975,000	BRL	1,015,721	USD	CBK	03/04/2024	(14,523)
1,105,680,000	COP	278,579	USD	BNP	03/20/2024	2,782
829,260,000	COP	208,829	USD	UBS	03/20/2024	2,192
829,260,000	COP	209,092	USD	CBK	03/20/2024	1,928
4,393,000	EUR	4,752,585	USD	GSC	03/20/2024	5,051
178,000	EUR	193,237	USD	CBK	03/20/2024	(462)
250,000	EUR	274,772	USD	BCLY	03/20/2024	(4,021)
984,000	EUR	1,073,418	USD	SCB	03/20/2024	(7,742)
1,348,000	EUR	1,469,064	USD	MSC	03/20/2024	(9,174)
462,400,000	HUF	1,321,332	USD	UBS	03/20/2024	(25,746)
63,650,000	INR	761,309	USD	UBS	03/20/2024	3,719
487,900,000	KZT	1,073,338	USD	GSC	03/20/2024	(1,094)
25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,035,000	PEN	277,815	USD	CBK	03/20/2024	$ (6,076)
1,035,000	PEN	278,675	USD	GSC	03/20/2024	(6,936)
5,255,000	PLN	1,334,341	USD	UBS	03/20/2024	(22,760)
1,425,000	RON	314,210	USD	BCLY	03/20/2024	(4,899)
4,035,000	RON	889,753	USD	BOA	03/20/2024	(13,914)
4,872,000	RON	1,074,202	USD	BNP	03/20/2024	(16,682)
40,875,000	TRY	1,285,439	USD	BCLY	03/20/2024	(3,262)
15,290,000	TRY	485,821	USD	GSC	03/20/2024	(6,200)
13,274,888	USD	65,579,000	BRL	GSC	03/04/2024	77,386
1,628,294	USD	1,442,066,000	CLP	BOA[1]	03/20/2024	83,196
1,069,382	USD	4,358,800,000	COP	BNP	03/20/2024	(39,795)
2,964,048	USD	12,058,341,000	COP	CBK	03/20/2024	(104,419)
1,575,926	USD	35,140,000	CZK	BCLY	03/20/2024	48,262
18,629,703	USD	17,174,000	EUR	TDB	02/29/2024	45,782
3,204,729	USD	2,952,000	EUR	CBK	02/29/2024	10,381
32,202,115	USD	29,262,000	EUR	DEUT	03/20/2024	511,257
2,923,361	USD	2,682,000	EUR	MSC	03/20/2024	18,745
2,227,592	USD	2,044,000	EUR	UBS	03/20/2024	13,931
367,495	USD	338,000	EUR	BCLY	03/20/2024	1,438
1,474,318	USD	1,360,000	EUR	SSG	03/20/2024	1,433
1,081,743	USD	999,000	EUR	CBK	03/20/2024	(178)
4,880,524	USD	4,511,000	EUR	GSC	03/20/2024	(4,906)
3,131,080	USD	2,465,000	GBP	BCLY	02/29/2024	6,421
711,786	USD	251,323,000	HUF	BCLY	03/20/2024	7,611
763,222	USD	270,152,000	HUF	TDB	03/20/2024	6,291
1,342,728	USD	5,050,000	ILS	GSC	03/20/2024	(44,136)
98,747	USD	1,730,000	MXN	JPM	03/20/2024	(930)
4,079,535	USD	72,220,000	MXN	BOA	03/20/2024	(81,531)
4,077,116	USD	72,220,000	MXN	BCLY	03/20/2024	(83,949)
3,344,849	USD	12,599,000	PEN	BOA[1]	03/20/2024	36,984
826,890	USD	3,112,000	PEN	DEUT	03/20/2024	9,835
2,632,025	USD	11,938,000	RON	GSC	03/20/2024	40,755
925,006	USD	4,195,000	RON	JPM	03/20/2024	14,437
392,525	USD	16,015,000	UYU	JPM	03/20/2024	(14,982)
709,476	USD	28,988,000	UYU	CBK	03/20/2024	(28,132)
61,011	USD	2,449,000	UYU	GSC	04/15/2024	(1,154)
61,240	USD	2,449,000	UYU	CBK	05/13/2024	(728)
1,278,612	USD	23,490,000	ZAR	BCLY	03/20/2024	29,254
647,242	USD	12,402,000	ZAR	DEUT	03/20/2024	(12,380)
Total foreign currency contracts						$ 416,521

[1]	At January 31, 2024, the counterparty had deposited in a segregated account securities with a value of $138,000 in connection with Foreign Currency contracts.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
26

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 10,927,015	$ —	$ 10,927,015	$ —
Corporate Bonds	6,195,943,103	—	6,195,943,103	—
Foreign Government Obligations	456,276,462	—	456,276,462	—
Municipal Bonds	37,810,826	—	37,810,826	—
Senior Floating Rate Interests	11,944,845	—	11,944,845	—
U.S. Government Securities	251,344,996	—	251,344,996	—
Common Stocks
Banks	498,977,200	498,977,200	—	—
Capital Goods	410,450,840	356,179,762	54,271,078	—
Consumer Discretionary Distribution & Retail	163,920,958	163,920,958	—	—
Consumer Services	62,925,126	62,925,126	—	—
Energy	468,927,806	468,927,806	—	—
Equity Real Estate Investment Trusts (REITs)	367,872,715	367,872,715	—	—
Financial Services	296,158,552	296,158,552	—	—
Food, Beverage & Tobacco	373,122,179	288,641,252	84,480,927	—
Health Care Equipment & Services	115,208,323	115,208,323	—	—
Household & Personal Products	176,338,875	176,338,875	—	—
Insurance	290,143,356	290,143,356	—	—
Materials	333,995,613	333,995,613	—	—
Media & Entertainment	28,858,334	28,858,334	—	—
Pharmaceuticals, Biotechnology & Life Sciences	808,935,452	728,272,462	80,662,990	—
Semiconductors & Semiconductor Equipment	201,971,051	201,971,051	—	—
Technology Hardware & Equipment	195,698,973	195,698,973	—	—
Transportation	137,553,731	137,553,731	—	—
Utilities	439,192,362	439,192,362	—	—
Preferred Stocks	14,553,000	14,553,000	—	—
Short-Term Investments	137,831,606	64,109,458	73,722,148	—
Foreign Currency Contracts(2)	979,071	—	979,071	—
Futures Contracts(2)	5,943,477	5,943,477	—	—
Swaps - Credit Default(2)	77,100	—	77,100	—
Total	$ 12,493,882,947	$ 5,235,442,386	$ 7,258,440,561	$ —
Liabilities
Foreign Currency Contracts(2)	$ (562,550)	$ —	$ (562,550)	$ —
Futures Contracts(2)	(5,754,537)	(5,754,537)	—	—
Swaps - Credit Default(2)	(300,454)	—	(300,454)	—
Total	$ (6,617,541)	$ (5,754,537)	$ (863,004)	$ —

(1)	For the period ended January 31, 2024, investments valued at $33,750 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
27

Hartford AARP Balanced Retirement Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.6%
	Asset-Backed - Automobile - 0.7%
$ 98,447	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 98,385
120,000	Bank of America Auto Trust 5.74%, 06/15/2028(1)	122,455
55,000	Citizens Auto Receivables Trust 5.83%, 02/15/2028(1)	55,792
30,000	GM Financial Automobile Leasing Trust 5.44%, 08/20/2027	30,307
150,000	Toyota Auto Receivables Owner Trust 4.63%, 09/15/2027	149,445
		456,384
	Asset-Backed - Finance & Insurance - 0.3%
190,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	172,787
	Commercial Mortgage-Backed Securities - 6.7%
	Benchmark Mortgage Trust
852,745	0.61%, 07/15/2051(2)(3)	12,455
2,993,416	1.36%, 03/15/2062(2)(3)	146,275
97,339	1.91%, 07/15/2053(2)(3)	6,209
	BX Commercial Mortgage Trust
153,000	6.90%, 10/15/2036, 1 mo. USD Term SOFR + 1.56%(1)(4)	152,415
127,500	7.45%, 10/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(4)	126,703
	BX Trust
100,000	6.30%, 10/13/2027(1)	99,594
100,000	6.79%, 10/13/2027(1)	91,801
	CD Mortgage Trust
2,667,742	1.10%, 02/10/2050(2)(3)	56,866
295,018	2.46%, 08/10/2049	277,285
359,978	Citigroup Commercial Mortgage Trust 3.46%, 09/15/2048	351,217
350,000	Commercial Mortgage Trust 3.76%, 08/10/2048	339,974
200,000	CSMC Trust 3.77%, 11/13/2039(1)(3)	154,844
1,478,973	DBGS Mortgage Trust 0.32%, 10/15/2051(2)(3)	10,884
	DBJPM Mortgage Trust
1,452,378	1.55%, 08/10/2049(2)(3)	39,830
1,839,592	1.82%, 09/15/2053(2)(3)	101,642
	GS Mortgage Securities Trust
350,000	3.44%, 11/10/2049(3)	333,511
359,796	4.11%, 07/10/2051(3)	352,041
210,000	Hudson Yards Mortgage Trust 3.56%, 07/10/2039(1)(3)	176,642
2,115,826	JPMDB Commercial Mortgage Securities Trust 0.76%, 06/15/2051(2)(3)	38,884
	Morgan Stanley Capital I Trust
822,519	0.96%, 07/15/2051(2)(3)	22,322
255,366	1.48%, 06/15/2050(2)(3)	6,803
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	54,254
	Starwood Trust
220,000	6.47%, 07/15/2036, 1 mo. USD Term SOFR + 1.14%(1)(4)	216,704
80,000	6.82%, 07/15/2036, 1 mo. USD Term SOFR + 1.49%(1)(4)	78,400
	Wells Fargo Commercial Mortgage Trust
390,000	3.45%, 07/15/2050	368,615
15,000	4.28%, 05/15/2048(3)	12,621
	Wells Fargo NA
816,266	0.59%, 08/15/2061(2)(3)	13,572
2,890,489	1.03%, 05/15/2062(2)(3)	106,151
2,702,093	1.08%, 08/15/2061(2)(3)	109,889
2,603,203	1.32%, 03/15/2063(2)(3)	138,901
1,696,904	1.88%, 03/15/2063(2)(3)	149,048
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.6% - (continued)
	Commercial Mortgage-Backed Securities - 6.7% - (continued)
$ 65,000	2.34%, 03/15/2063	$ 52,436
145,000	4.83%, 08/15/2055(3)	134,310
		4,333,098
	Other Asset-Backed Securities - 4.8%
250,000	AGL CLO 25 Ltd. 7.92%, 07/21/2036, 3 mo. USD Term SOFR + 2.60%(1)(4)	251,962
	Aligned Data Centers Issuer LLC
65,000	6.00%, 08/17/2048(1)	64,815
60,000	6.35%, 10/15/2047(1)	60,311
30,000	6.50%, 11/16/2048(1)	30,411
250,000	Bain Capital Credit CLO Ltd. 7.73%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(4)	249,119
250,000	Carlyle Global Market Strategies CLO Ltd. 7.13%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(4)	249,755
250,000	Carlyle U.S. CLO Ltd. 7.92%, 07/20/2035, 3 mo. USD Term SOFR + 2.60%(1)(4)	251,539
120,000	CCG Receivables Trust 6.28%, 04/14/2032(1)	122,034
75,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	75,567
85,000	DLLAD LLC 4.79%, 01/20/2028(1)	84,599
	Domino's Pizza Master Issuer LLC
82,662	2.66%, 04/25/2051(1)	74,006
142,125	4.12%, 07/25/2048(1)	138,671
	FirstKey Homes Trust
120,000	1.67%, 10/19/2037(1)	112,162
210,000	3.02%, 10/19/2037(1)	197,313
	Hotwire Funding LLC
40,000	2.31%, 11/20/2051(1)	36,173
60,000	5.69%, 05/20/2053(1)	59,419
250,000	Madison Park Funding XXXI Ltd. 7.28%, 01/23/2031, 3 mo. USD Term SOFR + 1.96%(1)(4)	250,000
190,000	Progress Residential Trust 5.20%, 07/20/2039(1)	186,139
250,000	Race Point VIII CLO Ltd. 7.68%, 02/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	248,036
	Stack Infrastructure Issuer LLC
100,000	1.88%, 03/26/2046(1)	91,726
30,000	1.89%, 08/25/2045(1)	27,987
40,000	5.90%, 07/25/2048(1)	39,813
25,000	Summit Issuer LLC 5.60%, 02/20/2053(1)	24,536
	Vantage Data Centers Issuer LLC
130,000	1.65%, 09/15/2045(1)	120,921
23,896	3.19%, 07/15/2044(1)	23,534
60,000	VB-S1 Issuer LLC 3.16%, 02/15/2052(1)	54,535
		3,125,083
	Whole Loan Collateral CMO - 2.1%
6,022	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(3)	5,809
17,978	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	16,601
8,792	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	8,320
85,462	Ellington Financial Mortgage Trust 4.30%, 04/25/2067(1)(3)	83,217
65,810	Federal National Mortgage Association Connecticut Avenue Securities 7.04%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(4)	66,494
	GS Mortgage-Backed Securities Corp. Trust
92,163	2.75%, 06/25/2051(1)(3)	71,821
425,004	2.77%, 05/25/2051(1)(3)	326,898
184,991	3.26%, 03/27/2051(1)(3)	149,823

28

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.6% - (continued)
	Whole Loan Collateral CMO - 2.1% - (continued)
	JP Morgan Mortgage Trust
$ 307,584	4.02%, 11/25/2050(1)(3)	$ 274,303
149,464	6.46%, 04/25/2054(1)(3)	153,182
6,986	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	6,857
	New Residential Mortgage Loan Trust
26,582	3.25%, 09/25/2056(1)(3)	24,404
25,266	3.50%, 12/25/2057(1)(3)	24,162
22,742	3.75%, 11/25/2056(1)(3)	21,335
	Seasoned Credit Risk Transfer Trust
15,176	2.50%, 08/25/2059	13,738
8,297	3.50%, 10/25/2058	7,576
	Verus Securitization Trust
7,289	4.14%, 11/25/2059(1)(3)	7,109
90,160	4.47%, 04/25/2067(1)(5)	88,836
51,657	Wells Fargo Mortgage-Backed Securities Trust 3.00%, 07/25/2050(1)(3)	42,712
		1,393,197
	Total Asset & Commercial Mortgage-Backed Securities (cost $10,048,541)	$ 9,480,549
CORPORATE BONDS - 19.8%
	Aerospace/Defense - 0.5%
	Boeing Co.
10,000	3.25%, 02/01/2035	$ 8,277
75,000	3.63%, 02/01/2031	68,485
20,000	3.95%, 08/01/2059	14,751
130,000	Moog, Inc. 4.25%, 12/15/2027(1)	122,199
100,000	Northrop Grumman Corp. 4.75%, 06/01/2043	94,629
25,000	RTX Corp. 4.45%, 11/16/2038	23,083
		331,424
	Agriculture - 0.2%
	Altria Group, Inc.
10,000	3.40%, 05/06/2030	9,111
35,000	3.88%, 09/16/2046	26,347
90,000	4.80%, 02/14/2029	90,157
		125,615
	Auto Manufacturers - 0.2%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,072
120,000	6.75%, 04/01/2046	129,482
		134,554
	Auto Parts & Equipment - 0.2%
112,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	111,797
	Biotechnology - 0.2%
	Amgen, Inc.
38,000	5.15%, 11/15/2041	37,084
60,000	5.25%, 03/02/2030	61,432
35,000	Illumina, Inc. 5.75%, 12/13/2027	35,815
5,000	Royalty Pharma PLC 1.75%, 09/02/2027	4,497
		138,828
	Chemicals - 0.2%
10,000	Avient Corp. 7.13%, 08/01/2030(1)	10,257
45,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	46,858
5,000	Dow Chemical Co. 4.80%, 05/15/2049	4,512
85,000	Sherwin-Williams Co. 4.50%, 06/01/2047	76,217
		137,844
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.8% - (continued)
	Commercial Banks - 1.5%
$ 250,000	Bank of America Corp. 6.11%, 01/29/2037	$ 269,583
60,000	Citigroup, Inc. 3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD Term SOFR + 1.60% thereafter)(6)	57,151
15,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	15,130
30,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	31,003
260,000	JP Morgan Chase & Co. 4.59%, 04/26/2033, (4.59% fixed rate until 04/26/2032; 6 mo. USD SOFR + 1.80% thereafter)(6)	250,900
80,000	M&T Bank Corp. 7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	86,198
70,000	PNC Financial Services Group, Inc. 4.63%, 06/06/2033, (4.63% fixed rate until 06/06/2032; 6 mo. USD SOFR + 1.85% thereafter)(6)	65,830
	Wells Fargo & Co.
20,000	4.75%, 12/07/2046	17,828
180,000	4.90%, 11/17/2045	165,158
		958,781
	Commercial Services - 0.5%
5,000	Equifax, Inc. 3.10%, 05/15/2030	4,494
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	11,665
15,000	Gartner, Inc. 3.75%, 10/01/2030(1)	13,440
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	13,202
10,000	3.20%, 08/15/2029	9,047
125,000	Service Corp. International 4.63%, 12/15/2027	121,110
120,000	United Rentals North America, Inc. 5.25%, 01/15/2030	117,904
5,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	5,168
60,000	Williams Scotsman, Inc. 7.38%, 10/01/2031(1)	62,425
		358,455
	Construction Materials - 0.3%
55,000	Boise Cascade Co. 4.88%, 07/01/2030(1)	51,011
10,000	Carrier Global Corp. 2.70%, 02/15/2031	8,724
120,000	Eagle Materials, Inc. 2.50%, 07/01/2031	101,436
65,000	Masonite International Corp. 3.50%, 02/15/2030(1)	56,050
		217,221
	Distribution/Wholesale - 0.2%
125,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	117,152
30,000	LKQ Corp. 5.75%, 06/15/2028	30,604
		147,756
	Diversified Financial Services - 0.9%
100,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	70,112
40,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	39,911
60,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	60,902
100,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	104,098
85,000	goeasy Ltd. 9.25%, 12/01/2028(1)	90,289
100,000	OneMain Finance Corp. 7.88%, 03/15/2030	101,554
125,000	Radian Group, Inc. 6.63%, 03/15/2025	125,559
		592,425
	Electric - 1.6%
135,000	Ameren Corp. 3.50%, 01/15/2031	123,049
39,000	CenterPoint Energy, Inc. 4.25%, 11/01/2028	37,563

29

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.8% - (continued)
	Electric - 1.6% - (continued)
$ 120,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	$ 114,254
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	9,671
115,000	Exelon Corp. 5.10%, 06/15/2045	107,686
5,000	FirstEnergy Corp. 2.25%, 09/01/2030	4,182
45,000	Florida Power & Light Co. 5.10%, 04/01/2033	46,166
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	17,747
75,000	New England Power Co. 2.81%, 10/06/2050(1)	47,162
120,000	NextEra Energy Operating Partners LP 4.50%, 09/15/2027(1)	113,682
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	27,023
100,000	Pacific Gas & Electric Co. 5.90%, 06/15/2032	102,195
15,000	Puget Energy, Inc. 4.10%, 06/15/2030	13,773
5,000	Sempra 4.00%, 02/01/2048	4,033
125,000	Southern California Edison Co. 5.95%, 11/01/2032	133,115
125,000	Southern Co. 4.40%, 07/01/2046	109,557
		1,010,858
	Electrical Components & Equipment - 0.2%
120,000	WESCO Distribution, Inc. 7.25%, 06/15/2028(1)	123,362
	Electronics - 0.3%
100,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	92,822
150,000	Jabil, Inc. 3.60%, 01/15/2030	137,406
		230,228
	Energy-Alternate Sources - 0.1%
70,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	64,632
	Entertainment - 0.2%
60,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	60,709
51,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	51,319
		112,028
	Environmental Control - 0.0%
15,000	Clean Harbors, Inc. 6.38%, 02/01/2031(1)	15,189
	Food - 0.5%
100,000	Conagra Brands, Inc. 5.30%, 11/01/2038	97,242
75,000	Kellanova 4.50%, 04/01/2046	66,519
25,000	Kraft Heinz Foods Co. 3.88%, 05/15/2027	24,435
120,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	110,368
		298,564
	Gas - 0.2%
85,000	NiSource, Inc. 5.65%, 02/01/2045	85,119
80,000	Sempra Global 3.25%, 01/15/2032(1)	65,714
		150,833
	Healthcare - Products - 0.3%
25,000	Boston Scientific Corp. 4.70%, 03/01/2049	23,573
	Revvity, Inc.
50,000	2.55%, 03/15/2031	42,410
45,000	3.30%, 09/15/2029	41,001
125,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	118,584
		225,568
	Healthcare - Services - 0.5%
100,000	Centene Corp. 2.45%, 07/15/2028	89,001
	HCA, Inc.
120,000	5.13%, 06/15/2039	114,696
115,000	5.88%, 02/01/2029	118,541
		322,238
	Home Builders - 0.2%
120,000	Taylor Morrison Communities, Inc. 5.88%, 06/15/2027(1)	119,712
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.8% - (continued)
	Insurance - 0.6%
$ 100,000	Aon Corp./Aon Global Holdings PLC 2.85%, 05/28/2027	$ 94,505
85,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	79,599
60,000	HUB International Ltd. 7.25%, 06/15/2030(1)	61,961
45,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	45,313
100,000	Unum Group 5.75%, 08/15/2042	99,215
20,000	Willis North America, Inc. 2.95%, 09/15/2029	17,971
		398,564
	Internet - 0.3%
125,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/2027(1)	122,725
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	94,654
		217,379
	IT Services - 0.3%
20,000	Booz Allen Hamilton, Inc. 5.95%, 08/04/2033	20,974
125,000	Leidos, Inc. 4.38%, 05/15/2030	119,718
49,000	Presidio Holdings, Inc. 4.88%, 02/01/2027(1)	47,455
		188,147
	Media - 0.8%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	110,956
110,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	105,603
6,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	5,022
15,000	Discovery Communications LLC 5.30%, 05/15/2049	12,984
140,000	Fox Corp. 3.50%, 04/08/2030	128,865
120,000	Paramount Global 5.85%, 09/01/2043	106,503
40,000	Videotron Ltd. 3.63%, 06/15/2029(1)	36,498
		506,431
	Oil & Gas - 1.1%
135,000	Apache Corp. 4.25%, 01/15/2030	125,773
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	10,650
91,000	Devon Energy Corp. 4.50%, 01/15/2030	87,851
160,000	Diamondback Energy, Inc. 3.50%, 12/01/2029	148,527
	Hess Corp.
135,000	5.60%, 02/15/2041	141,838
5,000	7.30%, 08/15/2031	5,775
30,000	Ovintiv, Inc. 5.65%, 05/15/2028	30,508
75,000	Permian Resources Operating LLC 7.00%, 01/15/2032(1)	77,223
85,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	83,641
		711,786
	Packaging & Containers - 0.7%
50,000	Amcor Finance USA, Inc. 5.63%, 05/26/2033	51,756
125,000	Berry Global, Inc. 5.63%, 07/15/2027(1)	123,948
110,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	115,226
70,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	62,991
125,000	Silgan Holdings, Inc. 4.13%, 02/01/2028	117,053
		470,974
	Pharmaceuticals - 0.6%
	AbbVie, Inc.
5,000	4.55%, 03/15/2035	4,891
115,000	4.75%, 03/15/2045	109,083
125,000	Becton Dickinson & Co. 2.82%, 05/20/2030	111,613
50,000	CVS Health Corp. 3.75%, 04/01/2030	46,797
100,000	Zoetis, Inc. 4.70%, 02/01/2043	93,893
		366,277

30

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.8% - (continued)
	Pipelines - 1.9%
$ 100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63%, 02/01/2032(1)	$ 99,345
115,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	115,537
125,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	119,294
	Energy Transfer LP
125,000	5.25%, 04/15/2029	126,237
10,000	5.30%, 04/01/2044	9,312
10,000	5.35%, 05/15/2045	9,276
	MPLX LP
20,000	4.00%, 03/15/2028	19,358
15,000	4.13%, 03/01/2027	14,694
90,000	4.80%, 02/15/2029	89,445
5,000	5.20%, 03/01/2047	4,629
5,000	5.20%, 12/01/2047	4,529
5,000	5.50%, 02/15/2049	4,809
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	4,861
110,000	4.35%, 03/15/2029	107,220
10,000	5.85%, 01/15/2026	10,143
125,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	127,219
150,000	Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(1)	131,897
25,000	TransCanada PipeLines Ltd. 4.75%, 05/15/2038	23,329
110,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	98,824
10,000	Western Midstream Operating LP 6.15%, 04/01/2033	10,340
145,000	Williams Cos., Inc. 3.75%, 06/15/2027	139,868
		1,270,166
	Real Estate Investment Trusts - 1.3%
135,000	American Tower Corp. 3.80%, 08/15/2029	127,295
150,000	Brixmor Operating Partnership LP 4.05%, 07/01/2030	140,201
140,000	Crown Castle, Inc. 3.30%, 07/01/2030	124,995
155,000	Equinix, Inc. 2.15%, 07/15/2030	130,818
140,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	141,001
5,000	Realty Income Corp. 3.40%, 01/15/2028	4,759
25,000	SBA Tower Trust 2.84%, 01/15/2050(1)	24,209
50,000	VICI Properties LP 4.95%, 02/15/2030	48,513
125,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	117,919
		859,710
	Retail - 1.0%
125,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	119,137
	Alimentation Couche-Tard, Inc.
140,000	2.95%, 01/25/2030(1)	125,684
5,000	3.80%, 01/25/2050(1)	3,784
35,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	32,691
45,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	46,174
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	7,915
100,000	4.38%, 09/15/2045	87,013
	McDonald's Corp.
7,000	3.70%, 02/15/2042	5,848
15,000	4.20%, 04/01/2050	12,909
65,000	4.45%, 09/01/2048	58,630
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 19.8% - (continued)
	Retail - 1.0% - (continued)
$ 100,000	Starbucks Corp. 4.45%, 08/15/2049	$ 88,570
35,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	33,606
		621,961
	Semiconductors - 0.5%
	Broadcom, Inc.
40,000	3.14%, 11/15/2035(1)	32,842
65,000	3.19%, 11/15/2036(1)	52,726
25,000	4.30%, 11/15/2032	23,743
100,000	Entegris Escrow Corp. 5.95%, 06/15/2030(1)(7)	98,777
	NXP BV/NXP Funding LLC/NXP USA, Inc.
5,000	3.15%, 05/01/2027	4,747
100,000	4.30%, 06/18/2029	96,791
		309,626
	Software - 0.5%
35,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	32,987
30,000	Oracle Corp. 2.95%, 04/01/2030	27,008
125,000	PTC, Inc. 4.00%, 02/15/2028(1)	117,969
120,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	118,211
		296,175
	Telecommunications - 1.1%
	AT&T, Inc.
35,000	4.35%, 06/15/2045	30,231
10,000	4.50%, 03/09/2048	8,648
100,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	119,026
200,000	NBN Co. Ltd. 2.50%, 01/08/2032(1)	167,515
160,000	Nokia OYJ 6.63%, 05/15/2039	157,226
	T-Mobile USA, Inc.
50,000	2.88%, 02/15/2031	43,750
105,000	4.38%, 04/15/2040	94,571
3,000	4.50%, 04/15/2050	2,621
	Verizon Communications, Inc.
5,000	4.00%, 03/22/2050	4,091
65,000	4.13%, 08/15/2046	55,085
	Vodafone Group PLC
5,000	4.25%, 09/17/2050	4,103
6,000	4.38%, 02/19/2043	5,231
		692,098
	Trucking & Leasing - 0.1%
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.40%, 07/01/2027(1)	44,010
	Total Corporate Bonds (cost $14,564,557)	$ 12,881,216
MUNICIPAL BONDS - 0.7%
	Airport - 0.0%
25,000	Chicago O'Hare International Airport, IL, Rev 3.01%, 01/01/2038	$ 20,002
	Development - 0.0%
15,000	New York City Industrial Dev Agency, NY, Rev, (AGM Insured) 3.19%, 03/01/2040	11,318
	General - 0.5%
235,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.40%, 12/01/2032	212,684
80,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	64,433
40,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	42,914
		320,031

31

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	Tobacco - 0.1%
$ 100,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 2.25%, 06/01/2029	$ 88,276
	Transportation - 0.1%
30,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	28,941
	Total Municipal Bonds (cost $531,327)	$ 468,568
U.S. GOVERNMENT AGENCIES - 8.2%
	Mortgage-Backed Agencies - 8.2%
	Federal Home Loan Mortgage Corp. - 4.7%
4,061,008	0.18%, 10/25/2026(2)(3)	$ 7,822
680,350	0.73%, 03/25/2027(2)(3)	10,631
2,115,961	1.21%, 06/25/2030(2)(3)	121,439
117,432	1.24%, 01/25/2030(2)(3)	6,171
547,489	1.43%, 06/25/2030(2)(3)	36,380
1,773,607	1.48%, 06/25/2030(2)(3)	119,614
91,446	1.50%, 01/01/2036	80,350
8,543	1.50%, 10/15/2042	7,613
1,046,346	1.53%, 07/25/2030(2)(3)	74,116
275,000	1.66%, 12/25/2030	229,945
3,211	1.70%, 10/15/2039	3,153
189,019	2.00%, 12/01/2035	170,998
275,000	2.11%, 01/25/2031	236,759
375,000	2.15%, 10/25/2031(3)	319,084
22,472	2.50%, 12/15/2042	20,234
348,064	2.50%, 09/01/2050	295,631
409,248	3.00%, 08/01/2051	362,135
286,388	3.50%, 10/01/2051	263,148
271,430	4.50%, 07/01/2052	262,627
273,151	4.50%, 09/01/2052	264,324
141,625	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(4)	148,191
		3,040,365
	Federal National Mortgage Association - 3.5%
329,841	1.28%, 06/25/2034(2)(3)	20,873
11,237	1.50%, 08/25/2041	10,477
5,344	1.50%, 11/25/2042	4,788
4,951	1.70%, 06/25/2043	4,781
3,409	1.75%, 01/25/2040	3,307
400,000	2.00%, 11/25/2040	272,357
10,029	2.00%, 06/25/2043	9,246
579,149	2.00%, 07/01/2051	472,524
108,958	2.50%, 03/01/2036	100,820
21,041	2.50%, 09/25/2049	19,190
367,270	2.50%, 05/01/2051	311,522
169,769	2.50%, 06/01/2051	145,341
8,143	2.50%, 03/25/2053	7,467
172,928	3.00%, 12/01/2051	152,141
145,421	3.50%, 07/01/2051	134,087
20,105	3.50%, 04/25/2053	19,512
39,075	4.00%, 08/01/2049	37,148
329,950	4.00%, 05/01/2052	311,016
245,424	4.00%, 06/01/2052	231,347
		2,267,944
	Government National Mortgage Association - 0.0%
15	1.50%, 04/16/2040	15
	Total U.S. Government Agencies (cost $5,454,580)	$ 5,308,324
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 3.2%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Bonds - 2.8%
$ 140,000	3.13%, 08/15/2044(8)	$ 116,615
225,000	3.25%, 05/15/2042	194,361
1,360,000	3.63%, 02/15/2044(8)	1,227,772
260,000	3.75%, 11/15/2043	239,312
		1,778,060
	U.S. Treasury Notes - 0.4%
290,000	2.63%, 04/15/2025	283,396
	Total U.S. Government Securities (cost $2,899,618)	$ 2,061,456
COMMON STOCKS - 40.7%
	Banks - 0.6%
4,076	Bank of Nova Scotia	$ 190,553
1,440	PNC Financial Services Group, Inc.	217,742
		408,295
	Capital Goods - 3.1%
11,422	Assa Abloy AB Class B	313,257
38,239	BAE Systems PLC	569,626
5,932	Keppel Ltd.	31,521
8,470	Kone OYJ Class B	419,276
899	Northrop Grumman Corp.	401,637
394	SHO-BOND Holdings Co. Ltd.	17,549
2,326	Vinci SA	293,826
		2,046,692
	Commercial & Professional Services - 1.2%
1,384	Automatic Data Processing, Inc.	340,160
10,058	Experian PLC	418,638
		758,798
	Consumer Discretionary Distribution & Retail - 0.7%
4,542	TJX Cos., Inc.	431,081
	Consumer Durables & Apparel - 0.6%
312	Berkeley Group Holdings PLC	18,893
3,555	NIKE, Inc. Class B	360,939
1,357	Sekisui House Ltd.	30,633
		410,465
	Consumer Services - 1.3%
8,578	Compass Group PLC	236,270
149	Hyatt Hotels Corp. Class A	19,127
89	Marriott International, Inc. Class A	21,336
1,801	McDonald's Corp.	527,189
902	Oriental Land Co. Ltd.	33,500
		837,422
	Energy - 5.3%
157	Antero Resources Corp.*	3,507
1,037	ARC Resources Ltd.	16,105
49,342	BP PLC	288,178
343	BP PLC ADR	12,039
5,287	Cenovus Energy, Inc.	85,544
842	Chesapeake Energy Corp.	64,927
2,459	ConocoPhillips	275,088
2,911	Coterra Energy, Inc.	72,426
755	Diamondback Energy, Inc.	116,074
1,441	Enbridge, Inc.	51,168
677	EOG Resources, Inc.	77,036
1,220	EQT Corp.	43,188
3,956	Equinor ASA	113,209
3,090	Exxon Mobil Corp.	317,683
1,533	LUKOIL PJSC ADR*(9)	—
774	Marathon Petroleum Corp.	128,174

32

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 40.7% - (continued)
	Energy - 5.3% - (continued)
726	ONEOK, Inc.	$ 49,550
12,897	Petroleo Brasileiro SA	109,748
1,500	Phillips 66	216,465
455	Pioneer Natural Resources Co.	104,573
2,530	Schlumberger NV	123,211
16,089	Shell PLC	498,796
82	Shell PLC ADR	5,159
1,789	Targa Resources Corp.	151,993
1,674	Tenaris SA	26,729
5,451	TotalEnergies SE	353,637
127	TotalEnergies SE ADR	8,278
296	Valaris Ltd.*	18,314
3,020	Williams Cos., Inc.	104,673
		3,435,472
	Equity Real Estate Investment Trusts (REITs) - 3.0%
578	Acadia Realty Trust REIT	9,861
1,259	American Homes 4 Rent Class A, REIT	44,128
1,614	American Tower Corp. REIT	315,779
357	AvalonBay Communities, Inc. REIT	63,906
196	Boardwalk REIT	10,176
1,790	Brixmor Property Group, Inc. REIT	40,168
911	CareTrust, Inc. REIT	19,058
8	Comforia Residential, Inc. REIT	16,767
544	CubeSmart REIT	23,512
243	Digital Realty Trust, Inc. REIT	34,132
138	EastGroup Properties, Inc. REIT	24,485
4,037	Empire State Realty Trust, Inc. Class A, REIT	38,432
392	EPR Properties REIT	17,354
121	Equinix, Inc. REIT	100,402
1,423	Essential Properties Realty Trust, Inc. REIT	35,447
219	Essex Property Trust, Inc. REIT	51,086
541	Extra Space Storage, Inc. REIT	78,142
1,887	Goodman Group REIT	31,323
48,475	Hammerson PLC REIT	16,542
47	Invincible Investment Corp. REIT	19,322
536	Iron Mountain, Inc. REIT	36,191
380	Kilroy Realty Corp. REIT	13,589
1,226	Klepierre SA REIT	31,742
3,708	Land Securities Group PLC REIT	31,261
5,685	Link REIT	28,514
14,900	NewRiver PLC REIT	14,646
734	Phillips Edison & Co., Inc. REIT	25,477
1,078	Plymouth Industrial, Inc. REIT	23,867
1,150	Prologis, Inc. REIT	145,693
944	Public Storage REIT	267,331
247	Ryman Hospitality Properties, Inc. REIT	27,145
24,215	Shaftesbury Capital PLC REIT	40,792
282	Simon Property Group, Inc. REIT	39,088
777	SL Green Realty Corp. REIT	34,926
13,082	Stockland REIT	38,633
1,084	Tanger, Inc. REIT	29,160
1,383	Veris Residential, Inc. REIT	21,091
1,581	VICI Properties, Inc. REIT	47,620
916	Welltower, Inc. REIT	79,243
		1,966,031
	Financial Services - 1.0%
2,392	Visa, Inc. Class A	653,638
	Food, Beverage & Tobacco - 3.5%
1,844	Archer-Daniels-Midland Co.	102,490
1,345	Bunge Global SA	118,481
4,422	Coca-Cola Co.	263,065
12,276	Diageo PLC	443,383
Shares or Principal Amount		Market Value†
COMMON STOCKS - 40.7% - (continued)
	Food, Beverage & Tobacco - 3.5% - (continued)
4,536	Heineken NV	$ 456,301
1,241	Ingredion, Inc.	133,494
3,646	Nestle SA	415,464
1,929	PepsiCo, Inc.	325,094
		2,257,772
	Health Care Equipment & Services - 2.8%
3,480	Abbott Laboratories	393,762
1,652	Brookdale Senior Living, Inc.*	9,036
3,349	Medtronic PLC	293,172
1,863	Stryker Corp.	624,999
972	UnitedHealth Group, Inc.	497,411
		1,818,380
	Household & Personal Products - 1.8%
2,884	Colgate-Palmolive Co.	242,833
2,901	Procter & Gamble Co.	455,863
6,845	Reckitt Benckiser Group PLC	494,900
		1,193,596
	Insurance - 2.1%
50,398	AIA Group Ltd.	395,242
8,862	AXA SA	297,456
1,591	Chubb Ltd.	389,795
1,583	Marsh & McLennan Cos., Inc.	306,849
		1,389,342
	Materials - 3.7%
3,624	Anglo American Platinum Ltd.	153,427
3,574	ArcelorMittal SA	98,428
11,469	Barrick Gold Corp.	179,143
6,528	BlueScope Steel Ltd.	99,672
1,636	CF Industries Holdings, Inc.	123,534
25,280	Glencore PLC	133,755
1,323	Linde PLC	535,590
1,975	Louisiana-Pacific Corp.	131,436
4,156	Newmont Corp.	143,424
15,629	Norsk Hydro ASA	91,594
19,388	Northern Star Resources Ltd.	166,306
2,380	Nutrien Ltd.	118,677
278	POSCO Holdings, Inc.	88,204
1,476	Rio Tinto Ltd.	127,006
855	Steel Dynamics, Inc.	103,190
6,460	Vale SA	88,352
		2,381,738
	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
5,075	AstraZeneca PLC ADR	338,198
1,208	Danaher Corp.	289,811
2,152	Johnson & Johnson	341,953
3,272	Merck KGaA	536,855
3,454	Novartis AG	357,191
1,062	Roche Holding AG	302,369
1,671	Zoetis, Inc.	313,830
		2,480,207
	Real Estate Management & Development - 0.5%
1,202	Castellum AB*	15,474
366	CBRE Group, Inc. Class A*	31,589
5,700	Corp. Inmobiliaria Vesta SAB de CV	21,659
74	Corp. Inmobiliaria Vesta SAB de CV ADR	2,806
1,497	CTP NV(1)	25,545
239	Daito Trust Construction Co. Ltd.	27,186
9,959	Emaar Properties PJSC	20,136
2,169	Kojamo OYJ	25,714
2,782	Mitsui Fudosan Co. Ltd.	69,839
637	Sagax AB Class B	15,480

33

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 40.7% - (continued)
	Real Estate Management & Development - 0.5% - (continued)
1,827	Swire Pacific Ltd. Class A	$ 14,136
2,539	TAG Immobilien AG*	35,538
3,920	Tokyu Fudosan Holdings Corp.	26,215
5,723	Wharf Holdings Ltd.	16,721
		348,038
	Semiconductors & Semiconductor Equipment - 0.7%
84	First Solar, Inc.*	12,289
2,630	Texas Instruments, Inc.	421,116
		433,405
	Software & Services - 2.5%
1,216	Accenture PLC Class A	442,478
1,935	Capgemini SE	430,192
1,945	Microsoft Corp.	773,293
		1,645,963
	Telecommunication Services - 0.6%
11,899	KDDI Corp.	394,274
	Transportation - 1.3%
4,435	Canadian National Railway Co.	550,165
1,853	United Parcel Service, Inc. Class B	262,941
		813,106
	Utilities - 0.6%
404	American Electric Power Co., Inc.	31,569
6,000	China Longyuan Power Group Corp. Ltd. Class H	3,619
338	Duke Energy Corp.	32,391
336	Edison International	22,673
3,003	Enel SpA	20,491
2,680	Engie SA	42,806
776	Exelon Corp.	27,013
2,530	Iberdrola SA	30,465
1,721	National Grid PLC	22,922
562	NextEra Energy, Inc.	32,950
7,884	Power Grid Corp. of India Ltd.	24,624
357	RWE AG	13,182
448	Sempra	32,059
396	Southern Co.	27,530
		364,294
	Total Common Stocks (cost $19,618,632)	$ 26,468,009
AFFILIATED INVESTMENT COMPANIES - 9.7%
	Taxable Fixed Income Funds - 9.7%
624,078	The Hartford World Bond Fund, Class F	$ 6,296,941
	Total Affiliated Investment Companies (cost $6,497,278)	$ 6,296,941
	Total Long-Term Investments (cost $59,614,533)	$ 62,965,063
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 382,478	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $382,534; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $390,128		$ 382,478
	Total Short-Term Investments (cost $382,478)		$ 382,478
	Total Investments Excluding Purchased Options (cost $59,997,011)	97.5%	$ 63,347,541
	Total Purchased Options (cost $50,068)	0.0%	$ 25,228
	Total Investments (cost $60,047,079)	97.5%	$ 63,372,769
	Other Assets and Liabilities	2.5%	1,595,402
	Total Net Assets	100.0%	$ 64,968,171
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $10,613,792, representing 16.3% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

34

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $206,893.
(9)	Investment valued using significant unobservable inputs.

Exchange-Traded Option Contracts Outstanding at January 31, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Put
S&P 500 Index Option	4,250.00	USD	03/15/2024	7	USD	700	$ 4,319	$ 15,549	$ (11,230)
S&P 500 Index Option	4,200.00	USD	06/21/2024	7	USD	700	20,909	34,519	(13,610)
Total purchased exchange-traded option contracts							$ 25,228	$ 50,068	$ (24,840)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	03/28/2024	$ 1,850,906	$ 17,281
U.S. Treasury 5-Year Note Future	9	03/28/2024	975,516	16,832
U.S. Treasury 10-Year Note Future	44	03/19/2024	4,942,437	135,727
U.S. Treasury 10-Year Ultra Future	4	03/19/2024	467,500	5,619
U.S. Treasury Ultra Bond Future	5	03/19/2024	646,094	29,879
Total futures contracts				$ 205,338

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
743,039	USD	1,000,000	CAD	JPM	02/29/2024	$ (1,040)
621,402	USD	535,000	CHF	BCLY	02/29/2024	(635)
1,494,802	USD	1,378,000	EUR	TDB	02/29/2024	3,673
2,859,254	USD	2,251,000	GBP	BCLY	02/29/2024	5,863
202,113	USD	2,110,000	SEK	MSC	02/29/2024	(895)
Total foreign currency contracts						$ 6,966
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
A summary of affiliate fund transactions for the period ended January 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
Hartford AARP Balanced Retirement Fund
Hartford Multifactor Developed Markets (ex-US) ETF	$ 916,908	$ —	$ 967,188	$ 168,169	$ (117,889)	$ —	—	$ —	$ —
Hartford Multifactor Emerging Markets ETF	928,470	—	984,388	203,459	(147,541)	—	—	—	—
The Hartford World Bond Fund, Class F	6,514,241	63,447	565,946	(37,446)	322,645	6,296,941	624,078	63,431	—
Total	$8,359,619	$63,447	$2,517,522	$334,182	$57,215	$6,296,941	624,078	$63,431	$—
35

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 9,480,549	$ —	$ 9,480,549	$ —
Corporate Bonds	12,881,216	—	12,881,216	—
Municipal Bonds	468,568	—	468,568	—
U.S. Government Agencies	5,308,324	—	5,308,324	—
U.S. Government Securities	2,061,456	—	2,061,456	—
Common Stocks
Banks	408,295	408,295	—	—
Capital Goods	2,046,692	401,637	1,645,055	—
Commercial & Professional Services	758,798	340,160	418,638	—
Consumer Discretionary Distribution & Retail	431,081	431,081	—	—
Consumer Durables & Apparel	410,465	360,939	49,526	—
Consumer Services	837,422	567,652	269,770	—
Energy	3,435,472	2,181,652	1,253,820	—
Equity Real Estate Investment Trusts (REITs)	1,966,031	1,696,489	269,542	—
Financial Services	653,638	653,638	—	—
Food, Beverage & Tobacco	2,257,772	942,624	1,315,148	—
Health Care Equipment & Services	1,818,380	1,818,380	—	—
Household & Personal Products	1,193,596	698,696	494,900	—
Insurance	1,389,342	696,644	692,698	—
Materials	2,381,738	1,423,346	958,392	—
Pharmaceuticals, Biotechnology & Life Sciences	2,480,207	1,283,792	1,196,415	—
Real Estate Management & Development	348,038	56,054	291,984	—
Semiconductors & Semiconductor Equipment	433,405	433,405	—	—
Software & Services	1,645,963	1,215,771	430,192	—
Telecommunication Services	394,274	—	394,274	—
Transportation	813,106	813,106	—	—
Utilities	364,294	206,692	157,602	—
Affiliated Investment Companies	6,296,941	6,296,941	—	—
Short-Term Investments	382,478	—	382,478	—
Purchased Options	25,228	25,228	—	—
Foreign Currency Contracts(2)	9,536	—	9,536	—
Futures Contracts(2)	205,338	205,338	—	—
Total	$ 63,587,643	$ 23,157,560	$ 40,430,083	$ —
Liabilities
Foreign Currency Contracts(2)	$ (2,570)	$ —	$ (2,570)	$ —
Total	$ (2,570)	$ —	$ (2,570)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
36

The Hartford Capital Appreciation Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 0.7%
705,869	Gentex Corp.	$ 23,385,440
1,108,559	Goodyear Tire & Rubber Co.*	15,453,312
28,158	Mobileye Global, Inc. Class A*	728,166
		39,566,918
	Banks - 2.6%
722,857	Bank of Nova Scotia	33,793,565
778,268	Cadence Bank	20,717,494
229,237	JP Morgan Chase & Co.	39,969,763
157,633	M&T Bank Corp.	21,769,117
2,216,391	New York Community Bancorp, Inc.	14,340,050
261,941	SouthState Corp.	21,767,297
		152,357,286
	Capital Goods - 6.3%
256,081	AerCap Holdings NV*	19,605,561
91,651	Axon Enterprise, Inc.*	22,826,598
134,340	Builders FirstSource, Inc.*	23,338,888
298,272	Fortune Brands Innovations, Inc.	23,142,925
806,800	HF Global, Inc.*(1)(2)	23,937,756
301,138	Honeywell International, Inc.	60,908,172
199,460	John Bean Technologies Corp.	19,698,670
410,280	Johnson Controls International PLC	21,617,653
54,890	Lockheed Martin Corp.	23,570,315
176,678	Middleby Corp.*	24,923,965
159,730	Northrop Grumman Corp.	71,360,975
99,914	Snap-on, Inc.	28,968,066
57,452	Westinghouse Air Brake Technologies Corp.	7,558,960
		371,458,504
	Commercial & Professional Services - 1.4%
78,174	Ceridian HCM Holding, Inc.*	5,434,656
448,635	Copart, Inc.*	21,552,425
183,687	Genpact Ltd.	6,594,363
160,563	Leidos Holdings, Inc.	17,737,395
129,724	Verisk Analytics, Inc.	31,332,238
		82,651,077
	Consumer Discretionary Distribution & Retail - 5.6%
922,516	Amazon.com, Inc.*	143,174,483
10,089	AutoZone, Inc.*	27,867,129
268,619	Chewy, Inc. Class A*	4,786,791
61,587	Floor & Decor Holdings, Inc. Class A*	6,193,189
1,006,858	LKQ Corp.	46,990,063
82,450	Ross Stores, Inc.	11,566,086
779,367	TJX Cos., Inc.	73,969,722
316,327	Tory Burch LLC*(1)(2)	13,522,965
		328,070,428
	Consumer Durables & Apparel - 1.9%
33,371	Deckers Outdoor Corp.*	25,152,724
412,724	NIKE, Inc. Class B	41,903,868
1,075	NVR, Inc.*	7,605,937
450,499	On Holding AG Class A*	11,965,253
620,717	Steven Madden Ltd.	25,995,628
		112,623,410
	Consumer Services - 2.2%
1,493,559	Denny's Corp.*	15,876,532
605,802	DraftKings, Inc. Class A*	23,656,568
223,616	Las Vegas Sands Corp.	10,939,295
198,640	McDonald's Corp.	58,145,901
253,737	Wyndham Hotels & Resorts, Inc.	19,773,724
		128,392,020
	Consumer Staples Distribution & Retail - 0.4%
490,479	U.S. Foods Holding Corp.*	22,566,939
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Energy - 2.4%
49,846	Cheniere Energy, Inc.	$ 8,174,246
295,938	Chevron Corp.	43,630,139
159,414	Diamondback Energy, Inc.	24,508,308
850,721	Marathon Oil Corp.	19,438,975
68,191	Targa Resources Corp.	5,793,507
663,144	TotalEnergies SE ADR	43,223,726
		144,768,901
	Equity Real Estate Investment Trusts (REITs) - 3.1%
518,866	American Tower Corp. REIT	101,516,133
1,167,013	Brixmor Property Group, Inc. REIT	26,187,772
479,696	Gaming & Leisure Properties, Inc. REIT	21,898,122
23,345	Lamar Advertising Co. Class A, REIT	2,443,755
934,094	VICI Properties, Inc. REIT	28,134,911
		180,180,693
	Financial Services - 6.4%
535,306	American Express Co.	107,457,327
530,787	Bank of New York Mellon Corp.	29,437,447
35,255	BlackRock, Inc.	27,298,299
332,832	Block, Inc.*	21,637,408
139,482	KKR & Co., Inc.	12,076,352
344,740	Morgan Stanley	30,075,118
464,683	StepStone Group, Inc. Class A	15,543,646
382,219	Tradeweb Markets, Inc. Class A	36,459,870
260,868	Visa, Inc. Class A	71,284,790
289,336	Voya Financial, Inc.	20,939,246
36,092	WEX, Inc.*	7,376,844
		379,586,347
	Food, Beverage & Tobacco - 3.7%
89,386	Celsius Holdings, Inc.*	4,460,361
418,924	Coca-Cola Co.	24,921,789
293,695	General Mills, Inc.	19,063,742
401,540	Kraft Heinz Co.	14,909,180
216,754	Monster Beverage Corp.*	11,925,805
347,888	PepsiCo, Inc.	58,629,565
574,915	Philip Morris International, Inc.	52,231,028
540,268	Tyson Foods, Inc. Class A	29,585,076
		215,726,546
	Health Care Equipment & Services - 6.9%
277,945	agilon health, Inc.*	1,637,096
691,183	Dentsply Sirona, Inc.	24,018,609
145,587	Dexcom, Inc.*	17,666,982
33,310	Elevance Health, Inc.	16,436,486
88,772	Inari Medical, Inc.*	5,055,565
498,390	Integra LifeSciences Holdings Corp.*	20,010,359
61,340	Intuitive Surgical, Inc.*	23,200,015
918,546	Medtronic PLC	80,409,517
82,987	Shockwave Medical, Inc.*	18,775,809
179,661	Stryker Corp.	60,272,672
253,535	UnitedHealth Group, Inc.	129,744,001
32,560	Veeva Systems, Inc. Class A*	6,753,270
		403,980,381
	Household & Personal Products - 2.1%
625,659	Colgate-Palmolive Co.	52,680,488
80,526	elf Beauty, Inc.*	12,846,312
376,056	Procter & Gamble Co.	59,093,440
		124,620,240
	Insurance - 4.7%
4,068,429	Aegon Ltd.	23,515,520
371,813	Chubb Ltd.	91,094,185
172,430	Hanover Insurance Group, Inc.	22,762,484
627,896	Kemper Corp.	37,673,760

37

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Insurance - 4.7% - (continued)
301,963	Marsh & McLennan Cos., Inc.	$ 58,532,508
521,828	Principal Financial Group, Inc.	41,276,595
		274,855,052
	Materials - 3.6%
308,497	Celanese Corp.	45,130,026
976,636	FMC Corp.	54,886,943
832,622	Huntsman Corp.	20,432,544
407,561	Ingevity Corp.*	17,753,357
150,030	Linde PLC	60,736,645
52,267	Vulcan Materials Co.	11,812,865
		210,752,380
	Media & Entertainment - 9.4%
1,275,260	Alphabet, Inc. Class A*	178,663,926
397,998	Alphabet, Inc. Class C*	56,436,116
522,709	Cargurus, Inc.*	12,147,757
242,667	Liberty Media Corp.-Liberty Formula One Class C*	16,319,356
141,293	Live Nation Entertainment, Inc.*	12,553,883
356,859	Meta Platforms, Inc. Class A*	139,224,970
52,505	Netflix, Inc.*	29,618,596
761,815	Omnicom Group, Inc.	68,852,840
451,417	Pinterest, Inc. Class A*	16,914,595
31,792	Roku, Inc.*	2,799,603
83,356	Spotify Technology SA*	17,950,715
		551,482,357
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
27,031	Alnylam Pharmaceuticals, Inc.*	4,673,930
88,311	Apellis Pharmaceuticals, Inc.*	5,589,203
393,149	AstraZeneca PLC ADR	26,199,449
360,203	Danaher Corp.	86,416,302
79,009	Eli Lilly & Co.	51,009,001
394,793	Exact Sciences Corp.*	25,819,462
55,444	Jazz Pharmaceuticals PLC*	6,804,088
312,537	Johnson & Johnson	49,662,129
396,891	Merck & Co., Inc.	47,936,495
1,089,630	Pfizer, Inc.	29,507,180
220,086	PTC Therapeutics, Inc.*	5,742,044
48,533	Sarepta Therapeutics, Inc.*	5,774,942
136,383	Ultragenyx Pharmaceutical, Inc.*	6,015,854
31,178	United Therapeutics Corp.*	6,696,411
42,378	Vertex Pharmaceuticals, Inc.*	18,365,778
		376,212,268
	Semiconductors & Semiconductor Equipment - 6.5%
120,782	Advanced Micro Devices, Inc.*	20,253,934
265,617	ARM Holdings PLC ADR*(3)	18,771,153
32,051	Broadcom, Inc.	37,820,180
513,156	Intel Corp.	22,106,760
153,368	Micron Technology, Inc.	13,151,306
281,086	MKS Instruments, Inc.	29,921,605
10,597	Monolithic Power Systems, Inc.	6,387,024
173,863	NVIDIA Corp.	106,972,688
299,125	QUALCOMM, Inc.	44,423,054
86,007	Rambus, Inc.*	5,894,060
309,846	Silicon Motion Technology Corp. ADR	19,514,101
370,771	Texas Instruments, Inc.	59,367,852
		384,583,717
	Software & Services - 12.4%
172,389	Accenture PLC Class A	62,728,909
40,036	Adobe, Inc.*	24,733,440
831,712	Cognizant Technology Solutions Corp. Class A	64,141,629
62,008	Datadog, Inc. Class A*	7,716,276
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Software & Services - 12.4% - (continued)
127,475	Dynatrace, Inc.*	$ 7,266,075
13,262	HubSpot, Inc.*	8,103,082
36,276	Intuit, Inc.	22,902,127
852,331	Microsoft Corp.	338,869,760
51,195	MongoDB, Inc.*	20,504,621
141,916	Oracle Corp.	15,852,017
1,477	Rubicon Earnout Shares*(1)(2)	95
19,693	Rubicon Technologies, Inc.*(3)	25,207
157,544	Rubicon TRA Placeholder*(1)(2)	18,905
141,857	Salesforce, Inc.*	39,874,584
42,249	ServiceNow, Inc.*	32,337,385
12,640	Sharecare, Inc. Earnout*(1)(2)	143
229,728	Shopify, Inc. Class A*	18,394,321
87,640	Snowflake, Inc. Class A*	17,145,890
117,616	Workday, Inc. Class A*	34,234,489
56,376	Zscaler, Inc.*	13,286,132
		728,135,087
	Technology Hardware & Equipment - 4.6%
1,153,966	Apple, Inc.	212,791,330
29,027	CDW Corp.	6,581,001
1,358,829	Flex Ltd.*	32,258,601
372,789	Lumentum Holdings, Inc.*	20,481,028
		272,111,960
	Transportation - 3.0%
35,171	JB Hunt Transport Services, Inc.	7,068,668
1,332,481	Knight-Swift Transportation Holdings, Inc.	76,457,760
1,603,272	Southwest Airlines Co.	47,921,800
287,266	Uber Technologies, Inc.*	18,749,852
120,181	Union Pacific Corp.	29,315,751
		179,513,831
	Utilities - 0.8%
266,858	American Electric Power Co., Inc.	20,852,284
260,785	Atmos Energy Corp.	29,713,843
		50,566,127
	Total Common Stocks (cost $4,391,296,724)	$ 5,714,762,469
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(4)	$ 923,594
77,707	Lookout, Inc. Series F*(1)(2)(4)	716,458
	Total Convertible Preferred Stocks (cost $1,783,654)	$ 1,640,052
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
74,748	iShares Russell 1000 Growth ETF	$ 23,213,739
	Total Exchange-Traded Funds (cost $23,534,313)	$ 23,213,739
	Total Long-Term Investments (cost $4,416,614,691)	$ 5,739,616,260

38

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.5%
$ 31,597,072	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $31,601,724; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $32,229,062		$ 31,597,072
	Securities Lending Collateral - 0.3%
2,791,107	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		2,791,107
9,303,690	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(5)		9,303,690
2,791,107	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		2,791,107
2,791,107	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		2,791,107
			17,677,011
	Total Short-Term Investments (cost $49,274,083)		$ 49,274,083
	Total Investments (cost $4,465,888,774)	98.3%	$ 5,788,890,343
	Other Assets and Liabilities	1.7%	99,426,648
	Total Net Assets	100.0%	$ 5,888,316,991
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $39,119,916 or 0.7% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	$ 895,999	$ 923,594
06/2015	HF Global, Inc.	806,800	10,846,942	23,937,756
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	716,458
09/2015	Rubicon Earnout Shares	1,477	—	95
09/2015	Rubicon TRA Placeholder	157,544	—	18,905
07/2021	Sharecare, Inc. Earnout	12,640	—	143
11/2013	Tory Burch LLC	316,327	24,792,580	13,522,965
			$ 37,423,176	$ 39,119,916

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Nasdaq 100 E-MINI Future	349	03/15/2024	$ 120,350,905	$ 2,721,716
Total futures contracts				$ 2,721,716
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
39

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 39,566,918	$ 39,566,918	$ —	$ —
Banks	152,357,286	152,357,286	—	—
Capital Goods	371,458,504	347,520,748	—	23,937,756
Commercial & Professional Services	82,651,077	82,651,077	—	—
Consumer Discretionary Distribution & Retail	328,070,428	314,547,463	—	13,522,965
Consumer Durables & Apparel	112,623,410	112,623,410	—	—
Consumer Services	128,392,020	128,392,020	—	—
Consumer Staples Distribution & Retail	22,566,939	22,566,939	—	—
Energy	144,768,901	144,768,901	—	—
Equity Real Estate Investment Trusts (REITs)	180,180,693	180,180,693	—	—
Financial Services	379,586,347	379,586,347	—	—
Food, Beverage & Tobacco	215,726,546	215,726,546	—	—
Health Care Equipment & Services	403,980,381	403,980,381	—	—
Household & Personal Products	124,620,240	124,620,240	—	—
Insurance	274,855,052	274,855,052	—	—
Materials	210,752,380	210,752,380	—	—
Media & Entertainment	551,482,357	551,482,357	—	—
Pharmaceuticals, Biotechnology & Life Sciences	376,212,268	376,212,268	—	—
Semiconductors & Semiconductor Equipment	384,583,717	384,583,717	—	—
Software & Services	728,135,087	728,115,944	—	19,143
Technology Hardware & Equipment	272,111,960	272,111,960	—	—
Transportation	179,513,831	179,513,831	—	—
Utilities	50,566,127	50,566,127	—	—
Convertible Preferred Stocks	1,640,052	—	—	1,640,052
Exchange-Traded Funds	23,213,739	23,213,739	—	—
Short-Term Investments	49,274,083	17,677,011	31,597,072	—
Futures Contracts(2)	2,721,716	2,721,716	—	—
Total	$ 5,791,612,059	$ 5,720,895,071	$ 31,597,072	$ 39,119,916

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
40

The Hartford Checks and Balances Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.1%
11,444,702	The Hartford Capital Appreciation Fund, Class F		$ 453,782,436
13,970,865	The Hartford Dividend and Growth Fund, Class F		453,634,004
	Total Domestic Equity Funds (cost $722,465,388)		$ 907,416,440
	Taxable Fixed Income Funds - 33.6%
13,621,411	Hartford Total Return Bond ETF		461,765,833
	Total Affiliated Investment Companies (cost $1,241,846,083)		$ 1,369,182,273
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
2,778,879	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.24%(1)		$ 2,778,879
	Total Short-Term Investments (cost $2,778,879)		$ 2,778,879
	Total Investments (cost $1,244,624,962)	99.9%	$ 1,371,961,152
	Other Assets and Liabilities	0.1%	969,676
	Total Net Assets	100.0%	$ 1,372,930,828
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended January 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Checks and Balances Fund
Hartford Total Return Bond ETF	$ 428,529,590	$ —	$ —	$ —	$ 33,236,243	$ 461,765,833	13,621,411	$ 5,319,733	$ —
The Hartford Capital Appreciation Fund, Class F	413,626,681	8,786,906	30,221,326	111,516	61,478,658	453,782,436	11,444,702	3,961,828	—
The Hartford Dividend and Growth Fund, Class F	413,055,167	13,895,459	20,304,945	1,661,761	45,326,562	453,634,004	13,970,865	3,001,410	1,568,392
Total	$1,255,211,438	$22,682,365	$50,526,271	$1,773,277	$140,041,463	$1,369,182,273	39,036,978	$12,282,971	$1,568,392
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 1,369,182,273	$ 1,369,182,273	$ —	$ —
Short-Term Investments	2,778,879	2,778,879	—	—
Total	$ 1,371,961,152	$ 1,371,961,152	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
41

Hartford Climate Opportunities Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Belgium - 0.2%
13,766	Umicore SA	$ 313,128
	Canada - 0.7%
7,086	Canadian National Railway Co.	879,023
	Chile - 0.5%
30,698	Antofagasta PLC	669,070
	China - 2.2%
45,733	BYD Co. Ltd. Class H	1,023,969
33,500	Contemporary Amperex Technology Co. Ltd. Class A	707,965
152,860	LONGi Green Energy Technology Co. Ltd. Class A	412,089
84,500	Shenzhen Inovance Technology Co. Ltd. Class A	659,024
		2,803,047
	Denmark - 1.5%
67,131	Vestas Wind Systems AS*	1,892,759
	France - 2.3%
49,057	Carrefour SA	837,516
11,134	Legrand SA	1,079,058
33,249	Veolia Environnement SA	1,083,380
		2,999,954
	Germany - 6.8%
11,143	Bayerische Motoren Werke AG	1,159,464
48,552	Daimler Truck Holding AG	1,735,110
58,009	Infineon Technologies AG	2,114,830
2,345	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	998,311
15,387	Siemens AG	2,754,640
		8,762,355
	Ireland - 0.6%
10,508	Kingspan Group PLC	853,424
	Italy - 1.2%
35,459	Prysmian SpA	1,560,545
	Japan - 7.7%
12,446	Daikin Industries Ltd.	1,994,250
23,500	Hitachi Ltd.	1,845,933
1,600	Keyence Corp.	715,836
187,000	Kubota Corp.	2,830,706
70,200	Sekisui Chemical Co. Ltd.	1,002,283
5,700	Shimano, Inc.	818,379
24,600	Sumitomo Forestry Co. Ltd.	723,123
		9,930,510
	Norway - 1.6%
54,512	Mowi ASA	981,234
158,992	Norsk Hydro ASA	931,773
21,804	TOMRA Systems ASA	219,016
		2,132,023
	South Korea - 0.9%
4,205	Samsung SDI Co. Ltd.	1,166,987
	Spain - 0.8%
84,600	Iberdrola SA	1,018,715
	Sweden - 1.0%
72,762	Hexagon AB Class B	794,095
94,635	Nibe Industrier AB Class B	565,461
		1,359,556
	Taiwan - 1.3%
157,000	Chroma ATE, Inc.	1,003,433
113,429	Giant Manufacturing Co. Ltd.	645,629
		1,649,062
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	United Kingdom - 1.7%
216,631	Kingfisher PLC	$ 602,305
50,671	National Grid PLC	674,892
46,068	SSE PLC	981,153
		2,258,350
	United States - 65.7%
23,485	A O Smith Corp.	1,822,671
7,662	Acuity Brands, Inc.	1,824,782
8,201	Advanced Drainage Systems, Inc.	1,069,574
3,941	Albemarle Corp.	452,190
24,720	Alphabet, Inc. Class A*	3,463,272
16,421	Amazon.com, Inc.*	2,548,539
6,403	American Water Works Co., Inc.	794,100
3,611	Analog Devices, Inc.	694,612
8,603	ARM Holdings PLC ADR*(1)	607,974
8,777	Aspen Technology, Inc.*	1,685,096
13,969	Autodesk, Inc.*	3,545,472
61,006	AZEK Co., Inc.*	2,352,391
8,097	Carlisle Cos., Inc.	2,544,563
6,507	Chubb Ltd.	1,594,215
12,692	Clean Harbors, Inc.*	2,131,748
6,351	Deere & Co.	2,499,627
3,834	Ecolab, Inc.	759,976
12,399	Ferguson PLC	2,329,276
9,343	First Solar, Inc.*	1,366,881
15,279	Fluence Energy, Inc.*	303,594
8,229	Generac Holdings, Inc.*	935,390
17,470	Johnson Controls International PLC	920,494
27,444	Kroger Co.	1,266,266
6,300	Lowe's Cos., Inc.	1,340,892
10,606	Microsoft Corp.	4,216,734
23,823	Modine Manufacturing Co.*	1,645,931
4,461	Moody's Corp.	1,748,891
1,163	MSCI, Inc.	696,195
18,932	NextEra Energy, Inc.	1,109,983
43,246	nVent Electric PLC	2,596,490
22,015	ON Semiconductor Corp.*	1,565,927
3,602	Owens Corning	545,811
7,139	PTC, Inc.*	1,289,660
4,823	Quanta Services, Inc.	935,903
6,153	S&P Global, Inc.	2,758,698
11,298	Schneider Electric SE	2,219,492
21,809	Sempra	1,560,652
19,678	Swiss Re AG	2,253,140
8,775	TE Connectivity Ltd.	1,247,717
6,286	Tesla, Inc.*	1,177,305
5,372	TopBuild Corp.*	1,982,966
5,627	Union Pacific Corp.	1,372,594
10,924	Veralto Corp.	837,762
8,573	Verisk Analytics, Inc.	2,070,637
40,004	Vertiv Holdings Co.	2,253,425
13,410	Waste Management, Inc.	2,489,298
4,266	Watsco, Inc.	1,667,921
13,639	Westinghouse Air Brake Technologies Corp.	1,794,483
41,069	Weyerhaeuser Co. REIT	1,345,831
17,567	Xylem, Inc.	1,975,234
13,075	Zoom Video Communications, Inc. Class A*	844,776
		85,057,051
	Total Common Stocks (cost $110,665,338)	$ 125,305,559
SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 0.8%
1,078,808	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 5.19%(2)	$ 1,078,808

42

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.7% - (continued)
	Repurchase Agreements - 0.4%
$ 485,883	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $485,955; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $495,647		$ 485,883
	Securities Lending Collateral - 0.5%
93,823	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		93,823
312,742	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(2)		312,742
93,823	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		93,823
93,823	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		93,823
			594,211
	Total Short-Term Investments (cost $2,158,902)		$ 2,158,902
	Total Investments (cost $112,824,240)	98.4%	$ 127,464,461
	Other Assets and Liabilities	1.6%	2,044,418
	Total Net Assets	100.0%	$ 129,508,879
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Belgium	$ 313,128	$ —	$ 313,128	$ —
Canada	879,023	879,023	—	—
Chile	669,070	—	669,070	—
China	2,803,047	—	2,803,047	—
Denmark	1,892,759	—	1,892,759	—
France	2,999,954	—	2,999,954	—
Germany	8,762,355	—	8,762,355	—
Ireland	853,424	—	853,424	—
Italy	1,560,545	—	1,560,545	—
Japan	9,930,510	—	9,930,510	—
Norway	2,132,023	—	2,132,023	—
South Korea	1,166,987	—	1,166,987	—
Spain	1,018,715	17,317	1,001,398	—
Sweden	1,359,556	—	1,359,556	—
Taiwan	1,649,062	—	1,649,062	—
United Kingdom	2,258,350	—	2,258,350	—
United States	85,057,051	80,584,419	4,472,632	—
Short-Term Investments	2,158,902	1,673,019	485,883	—
Total	$ 127,464,461	$ 83,153,778	$ 44,310,683	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
43

The Hartford Conservative Allocation Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 25.5%
236,986	Hartford Core Equity Fund, Class F	$ 11,100,416
245,603	Hartford Large Cap Growth ETF*	4,263,226
77,566	Hartford Multifactor US Equity ETF	3,465,897
114,404	Hartford Small Cap Value Fund, Class F	1,282,472
142,980	The Hartford Equity Income Fund, Class F	2,765,234
65,402	The Hartford Small Company Fund, Class F	1,303,466
	Total Domestic Equity Funds (cost $18,010,576)	$ 24,180,711
	International/Global Equity Funds - 10.1%
97,940	Hartford Multifactor Developed Markets (ex-US) ETF	2,652,705
30,619	Hartford Schroders Emerging Markets Equity Fund, Class F	456,524
221,547	Hartford Schroders International Multi-Cap Value Fund, Class F	2,111,344
92,857	The Hartford International Growth Fund, Class F	1,450,424
178,110	The Hartford International Opportunities Fund, Class F	2,967,317
	Total International/Global Equity Funds (cost $9,027,353)	$ 9,638,314
	Taxable Fixed Income Funds - 64.1%
577,177	Hartford Core Bond ETF	20,208,179
1,427,192	Hartford Schroders Core Fixed Income Fund, Class F	12,373,754
463,845	The Hartford Inflation Plus Fund, Class F	4,740,499
1,044,888	The Hartford Strategic Income Fund, Class F	8,076,982
1,528,521	The Hartford World Bond Fund, Class F	15,422,772
	Total Taxable Fixed Income Funds (cost $65,702,186)	$ 60,822,186
	Total Affiliated Investment Companies (cost $92,740,115)	$ 94,641,211
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
188,429	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.24%(1)		$ 188,429
	Total Short-Term Investments (cost $188,429)		$ 188,429
	Total Investments (cost $92,928,544)	99.9%	$ 94,829,640
	Other Assets and Liabilities	0.1%	54,606
	Total Net Assets	100.0%	$ 94,884,246
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended January 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund
Hartford Core Bond ETF	$ 19,438,403	$ —	$ 713,278	$ (143,369)	$ 1,626,423	$ 20,208,179	577,177	$ 234,234	$ —
Hartford Core Equity Fund, Class F	10,442,218	346,646	945,659	70,354	1,186,857	11,100,416	236,986	123,781	222,865
Hartford Large Cap Growth ETF	3,506,941	—	—	—	756,285	4,263,226	245,603	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	2,427,933	—	—	—	224,772	2,652,705	97,940	53,438	—
Hartford Multifactor US Equity ETF	3,053,711	—	—	—	412,186	3,465,897	77,566	20,570	—
Hartford Schroders Core Fixed Income Fund, Class F	13,795,462	637,072	2,950,028	(608,708)	1,499,956	12,373,754	1,427,192	193,424	—
Hartford Schroders Emerging Markets Equity Fund, Class F	446,428	7,138	14,530	69	17,419	456,524	30,619	7,139	—
Hartford Schroders International Multi-Cap Value Fund, Class F	2,094,744	19,277	193,915	(1,271)	192,509	2,111,344	221,547	19,277	—
Hartford Small Cap Value Fund, Class F	962,466	261,254	55,912	11,494	103,170	1,282,472	114,404	19,601	20,652
The Hartford Equity Income Fund, Class F	2,930,269	182,712	421,429	10,356	63,326	2,765,234	142,980	25,128	157,583
The Hartford Growth Opportunities Fund, Class F	379,692	—	435,152	112,272	(56,812)	—	—	—	—
The Hartford Inflation Plus Fund, Class F	5,508,851	96,981	1,124,196	(105,030)	363,893	4,740,499	463,845	17,618	—
The Hartford International Growth Fund, Class F	1,276,221	13,015	19,525	73	180,640	1,450,424	92,857	13,014	—
The Hartford International Opportunities Fund, Class F	2,653,707	146,689	58,632	894	224,659	2,967,317	178,110	51,911	—
The Hartford Small Company Fund, Class F	849,090	361,395	65,192	(7,419)	165,592	1,303,466	65,402	—	—
44

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Conservative Allocation Fund – (continued)
The Hartford Strategic Income Fund, Class F	$ 7,754,257	$ 231,090	$ 447,459	$ (74,149)	$ 613,243	$ 8,076,982	1,044,888	$ 173,852	$ —
The Hartford World Bond Fund, Class F	12,685,619	2,429,832	279,816	(19,390)	606,527	15,422,772	1,528,521	148,461	—
Total	$90,206,012	$4,733,101	$7,724,723	$(753,824)	$8,180,645	$94,641,211	6,545,637	$1,101,448	$401,100
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 94,641,211	$ 94,641,211	$ —	$ —
Short-Term Investments	188,429	188,429	—	—
Total	$ 94,829,640	$ 94,829,640	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
45

Hartford Core Equity Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.4%
180,289	Tesla, Inc.*	$ 33,766,327
	Banks - 4.7%
4,248,471	Bank of America Corp.	144,490,499
1,324,036	JP Morgan Chase & Co.	230,858,917
469,276	PNC Financial Services Group, Inc.	70,959,224
		446,308,640
	Capital Goods - 7.9%
630,647	AMETEK, Inc.	102,196,347
284,651	Deere & Co.	112,032,941
327,582	General Dynamics Corp.	86,805,954
456,316	IDEX Corp.	96,510,834
448,478	Illinois Tool Works, Inc.	117,007,910
1,101,184	Ingersoll Rand, Inc.	87,940,554
784,397	Johnson Controls International PLC	41,329,878
1,225,310	RTX Corp.	111,650,247
		755,474,665
	Commercial & Professional Services - 0.8%
464,381	Republic Services, Inc.	79,464,877
	Consumer Discretionary Distribution & Retail - 7.1%
2,941,539	Amazon.com, Inc.*	456,526,853
34,522	AutoZone, Inc.*	95,354,252
1,346,617	TJX Cos., Inc.	127,807,419
		679,688,524
	Consumer Durables & Apparel - 1.1%
1,009,577	NIKE, Inc. Class B	102,502,353
	Consumer Services - 1.4%
461,993	McDonald's Corp.	135,234,591
	Energy - 3.4%
1,003,025	ConocoPhillips	112,208,407
789,661	EOG Resources, Inc.	89,855,525
426,569	Phillips 66	61,558,172
1,171,535	Schlumberger NV	57,053,755
		320,675,859
	Equity Real Estate Investment Trusts (REITs) - 1.6%
374,951	AvalonBay Communities, Inc. REIT	67,119,979
652,815	Prologis, Inc. REIT	82,705,132
		149,825,111
	Financial Services - 5.7%
566,949	American Express Co.	113,809,342
1,344,040	Charles Schwab Corp.	84,566,997
473,370	Mastercard, Inc. Class A	212,652,005
1,506,157	Morgan Stanley	131,397,137
		542,425,481
	Food, Beverage & Tobacco - 2.1%
430,070	Constellation Brands, Inc. Class A	105,401,556
1,699,873	Monster Beverage Corp.*	93,527,012
		198,928,568
	Health Care Equipment & Services - 4.9%
1,213,669	Abbott Laboratories	137,326,647
1,687,595	Boston Scientific Corp.*	106,757,260
426,853	UnitedHealth Group, Inc.	218,437,754
		462,521,661
	Household & Personal Products - 3.2%
696,679	Estee Lauder Cos., Inc. Class A	91,954,661
1,380,772	Procter & Gamble Co.	216,974,512
		308,929,173
	Insurance - 3.4%
887,724	Arch Capital Group Ltd.*	73,175,089
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 3.4% - (continued)
554,662	Chubb Ltd.	$ 135,892,190
647,202	Progressive Corp.	115,363,757
		324,431,036
	Materials - 1.9%
233,171	Linde PLC	94,394,616
585,770	PPG Industries, Inc.	82,617,001
		177,011,617
	Media & Entertainment - 9.2%
3,315,550	Alphabet, Inc. Class A*	464,508,555
751,564	Meta Platforms, Inc. Class A*	293,215,179
215,932	Netflix, Inc.*	121,809,400
		879,533,134
	Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
450,572	Danaher Corp.	108,096,728
328,185	Eli Lilly & Co.	211,879,518
1,520,615	Merck & Co., Inc.	183,659,880
90,536	Regeneron Pharmaceuticals, Inc.*	85,355,530
213,369	Thermo Fisher Scientific, Inc.	115,001,624
211,441	Vertex Pharmaceuticals, Inc.*	91,634,300
547,131	Zoetis, Inc.	102,756,673
		898,384,253
	Semiconductors & Semiconductor Equipment - 8.6%
172,544	Broadcom, Inc.	203,601,920
170,882	KLA Corp.	101,510,743
672,540	NVIDIA Corp.	413,793,686
643,361	Texas Instruments, Inc.	103,014,963
		821,921,312
	Software & Services - 12.2%
294,680	Accenture PLC Class A	107,228,159
1,831,242	Microsoft Corp.	728,065,194
156,202	Roper Technologies, Inc.	83,880,474
496,110	Salesforce, Inc.*	139,451,560
347,015	Workday, Inc. Class A*	101,005,656
		1,159,631,043
	Technology Hardware & Equipment - 7.9%
2,851,090	Apple, Inc.	525,740,996
470,724	CDW Corp.	106,722,545
367,441	Motorola Solutions, Inc.	117,397,400
		749,860,941
	Utilities - 2.9%
1,278,554	American Electric Power Co., Inc.	99,906,209
1,088,781	Duke Energy Corp.	104,337,883
4,180,133	PG&E Corp.	70,518,844
		274,762,936
	Total Common Stocks (cost $5,484,725,779)	$ 9,501,282,102

46

Hartford Core Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 4,671,224	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $4,671,912; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $4,764,694		$ 4,671,224
	Total Short-Term Investments (cost $4,671,224)		$ 4,671,224
	Total Investments (cost $5,489,397,003)	99.9%	$ 9,505,953,326
	Other Assets and Liabilities	0.1%	10,795,729
	Total Net Assets	100.0%	$ 9,516,749,055
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 33,766,327	$ 33,766,327	$ —	$ —
Banks	446,308,640	446,308,640	—	—
Capital Goods	755,474,665	755,474,665	—	—
Commercial & Professional Services	79,464,877	79,464,877	—	—
Consumer Discretionary Distribution & Retail	679,688,524	679,688,524	—	—
Consumer Durables & Apparel	102,502,353	102,502,353	—	—
Consumer Services	135,234,591	135,234,591	—	—
Energy	320,675,859	320,675,859	—	—
Equity Real Estate Investment Trusts (REITs)	149,825,111	149,825,111	—	—
Financial Services	542,425,481	542,425,481	—	—
Food, Beverage & Tobacco	198,928,568	198,928,568	—	—
Health Care Equipment & Services	462,521,661	462,521,661	—	—
Household & Personal Products	308,929,173	308,929,173	—	—
Insurance	324,431,036	324,431,036	—	—
Materials	177,011,617	177,011,617	—	—
Media & Entertainment	879,533,134	879,533,134	—	—
Pharmaceuticals, Biotechnology & Life Sciences	898,384,253	898,384,253	—	—
Semiconductors & Semiconductor Equipment	821,921,312	821,921,312	—	—
Software & Services	1,159,631,043	1,159,631,043	—	—
Technology Hardware & Equipment	749,860,941	749,860,941	—	—
Utilities	274,762,936	274,762,936	—	—
Short-Term Investments	4,671,224	—	4,671,224	—
Total	$ 9,505,953,326	$ 9,501,282,102	$ 4,671,224	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
47

The Hartford Dividend and Growth Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 5.5%
6,174,998	Bank of America Corp.	$ 210,011,682
1,940,896	JP Morgan Chase & Co.	338,414,627
7,013,842	Wells Fargo & Co.	351,954,591
		900,380,900
	Capital Goods - 6.5%
982,143	Airbus SE	156,441,477
663,258	General Dynamics Corp.	175,756,738
3,698,868	Johnson Controls International PLC	194,893,355
375,771	Lockheed Martin Corp.	161,359,825
2,389,669	Otis Worldwide Corp.	211,342,326
1,323,413	Westinghouse Air Brake Technologies Corp.	174,121,448
		1,073,915,169
	Consumer Discretionary Distribution & Retail - 3.2%
634,139	Home Depot, Inc.	223,825,701
470,864	Lowe's Cos., Inc.	100,218,694
2,105,065	TJX Cos., Inc.	199,791,719
		523,836,114
	Consumer Staples Distribution & Retail - 0.6%
1,306,753	Sysco Corp.	105,755,520
	Energy - 7.7%
2,108,989	Chevron Corp.	310,928,248
2,622,144	ConocoPhillips	293,339,249
1,478,004	Diamondback Energy, Inc.	227,228,335
4,223,186	TotalEnergies SE ADR	275,267,264
4,306,680	Williams Cos., Inc.	149,269,529
		1,256,032,625
	Equity Real Estate Investment Trusts (REITs) - 3.3%
1,372,701	American Tower Corp. REIT	268,568,951
5,536,021	Host Hotels & Resorts, Inc. REIT	106,402,324
584,176	Public Storage REIT	165,432,801
		540,404,076
	Financial Services - 7.3%
1,176,716	American Express Co.	236,213,970
184,373	BlackRock, Inc.	142,761,858
1,632,845	Charles Schwab Corp.	102,738,607
2,414,605	Morgan Stanley	210,650,140
481,360	S&P Global, Inc.	215,817,756
1,082,615	Visa, Inc. Class A	295,835,375
		1,204,017,706
	Food, Beverage & Tobacco - 3.9%
4,698,436	Keurig Dr Pepper, Inc.	147,718,828
1,410,258	Mondelez International, Inc. Class A	106,150,119
2,802,142	Philip Morris International, Inc.	254,574,601
2,394,245	Tyson Foods, Inc. Class A	131,108,856
		639,552,404
	Health Care Equipment & Services - 7.4%
797,053	Becton Dickinson & Co.	190,344,227
466,812	Elevance Health, Inc.	230,343,713
606,822	HCA Healthcare, Inc.	185,020,028
2,832,086	Medtronic PLC	247,920,808
697,286	UnitedHealth Group, Inc.	356,829,138
		1,210,457,914
	Household & Personal Products - 2.2%
4,478,090	Kenvue, Inc.	92,965,149
5,473,709	Unilever PLC ADR	266,514,891
		359,480,040
	Insurance - 3.3%
2,665,979	American International Group, Inc.	185,312,200
560,842	Chubb Ltd.	137,406,290
2,788,636	Principal Financial Group, Inc.	220,581,108
		543,299,598
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0% - (continued)
	Materials - 4.3%
17,888,465	Amcor PLC	$ 168,688,225
2,969,331	BHP Group Ltd. ADR(1)	181,782,444
1,326,335	Celanese Corp.	194,029,547
2,989,927	FMC Corp.	168,033,897
		712,534,113
	Media & Entertainment - 8.5%
6,421,566	Alphabet, Inc. Class A*	899,661,396
5,317,185	Comcast Corp. Class A	247,461,790
840,207	Omnicom Group, Inc.	75,937,909
1,765,306	Walt Disney Co.	169,557,641
		1,392,618,736
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
1,227,350	Agilent Technologies, Inc.	159,678,235
3,287,659	AstraZeneca PLC ADR	219,089,596
1,034,315	Gilead Sciences, Inc.	80,945,492
2,283,642	Merck & Co., Inc.	275,818,281
2,016,519	Novartis AG ADR	208,649,221
8,744,577	Pfizer, Inc.	236,803,145
		1,180,983,970
	Semiconductors & Semiconductor Equipment - 5.3%
63,730	Broadcom, Inc.	75,201,400
2,823,558	Intel Corp.	121,638,879
3,012,340	Micron Technology, Inc.	258,308,155
1,771,249	QUALCOMM, Inc.	263,048,189
997,905	Texas Instruments, Inc.	159,784,548
		877,981,171
	Software & Services - 8.8%
582,830	Accenture PLC Class A	212,080,181
3,975,186	Cognizant Technology Solutions Corp. Class A	306,566,344
2,313,938	Microsoft Corp.	919,975,470
		1,438,621,995
	Technology Hardware & Equipment - 4.6%
2,382,225	Apple, Inc.	439,282,290
6,129,163	Cisco Systems, Inc.	307,561,399
		746,843,689
	Telecommunication Services - 1.0%
3,825,910	Verizon Communications, Inc.	162,027,289
	Transportation - 1.1%
6,109,713	Southwest Airlines Co.	182,619,322
	Utilities - 5.3%
2,581,665	American Electric Power Co., Inc.	201,731,303
1,190,920	Constellation Energy Corp.	145,292,240
2,047,310	Duke Energy Corp.	196,193,717
3,710,172	Exelon Corp.	129,151,087
2,741,522	Sempra	196,183,315
		868,551,662
	Total Common Stocks (cost $10,767,538,066)	$ 15,919,914,013
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.6%
$ 93,779,600	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $93,793,406; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $95,655,257	$ 93,779,600

48

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9% - (continued)
	Securities Lending Collateral - 0.3%
8,447,670	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)		$ 8,447,670
28,158,900	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(2)		28,158,900
8,447,670	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		8,447,670
8,447,670	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		8,447,670
			53,501,910
	Total Short-Term Investments (cost $147,281,510)		$ 147,281,510
	Total Investments (cost $10,914,819,576)	97.9%	$ 16,067,195,523
	Other Assets and Liabilities	2.1%	337,730,810
	Total Net Assets	100.0%	$ 16,404,926,333
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 900,380,900	$ 900,380,900	$ —	$ —
Capital Goods	1,073,915,169	917,473,692	156,441,477	—
Consumer Discretionary Distribution & Retail	523,836,114	523,836,114	—	—
Consumer Staples Distribution & Retail	105,755,520	105,755,520	—	—
Energy	1,256,032,625	1,256,032,625	—	—
Equity Real Estate Investment Trusts (REITs)	540,404,076	540,404,076	—	—
Financial Services	1,204,017,706	1,204,017,706	—	—
Food, Beverage & Tobacco	639,552,404	639,552,404	—	—
Health Care Equipment & Services	1,210,457,914	1,210,457,914	—	—
Household & Personal Products	359,480,040	359,480,040	—	—
Insurance	543,299,598	543,299,598	—	—
Materials	712,534,113	712,534,113	—	—
Media & Entertainment	1,392,618,736	1,392,618,736	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,180,983,970	1,180,983,970	—	—
Semiconductors & Semiconductor Equipment	877,981,171	877,981,171	—	—
Software & Services	1,438,621,995	1,438,621,995	—	—
Technology Hardware & Equipment	746,843,689	746,843,689	—	—
Telecommunication Services	162,027,289	162,027,289	—	—
Transportation	182,619,322	182,619,322	—	—
Utilities	868,551,662	868,551,662	—	—
Short-Term Investments	147,281,510	53,501,910	93,779,600	—
Total	$ 16,067,195,523	$ 15,816,974,446	$ 250,221,077	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
49

Hartford Dynamic Bond Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 63.3%
	Apparel - 0.5%
$ 995,000	Tapestry, Inc. 7.35%, 11/27/2028	$ 1,042,820
	Auto Manufacturers - 0.7%
1,155,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(1)(2)	1,062,524
445,000	Nissan Motor Acceptance Co. LLC 7.05%, 09/15/2028(3)	467,746
		1,530,270
	Beverages - 0.2%
555,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(3)	518,442
	Chemicals - 5.8%
1,415,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(4)	1,119,529
	Celanese U.S. Holdings LLC
450,000	6.17%, 07/15/2027	460,815
1,470,000	6.33%, 07/15/2029	1,532,016
165,000	6.38%, 07/15/2032	172,236
	Chemours Co.
605,000	4.63%, 11/15/2029(3)	529,801
495,000	5.75%, 11/15/2028(3)	466,596
	International Flavors & Fragrances, Inc.
1,775,000	1.83%, 10/15/2027(3)	1,572,249
1,830,000	2.30%, 11/01/2030(3)	1,521,894
	NOVA Chemicals Corp.
1,810,000	4.25%, 05/15/2029(3)	1,522,599
1,135,000	5.25%, 06/01/2027(3)	1,053,848
450,000	8.50%, 11/15/2028(3)	471,348
710,000	OCP SA 3.75%, 06/23/2031(4)	598,906
910,000	Sasol Financing USA LLC 5.50%, 03/18/2031	763,878
1,190,000	Tronox, Inc. 4.63%, 03/15/2029(3)	1,050,498
		12,836,213
	Commercial Banks - 10.7%
1,000,000	Bank of America Corp. 5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(1)	1,033,302
1,625,000	Bank of Nova Scotia 4.90%, 06/04/2025, (4.90% fixed rate until 06/04/2025; 5 yr. USD CMT + 4.55% thereafter)(1)(2)	1,547,265
1,015,000	Barclays PLC 9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(1)(2)	1,046,903
	BBVA Bancomer SA
955,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(1)(3)	971,593
965,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(3)	1,007,300
1,690,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(1)(2)	1,578,970
	Deutsche Bank AG
1,330,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(1)	1,088,631
475,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(1)	498,871
1,055,000	Discover Bank 2.70%, 02/06/2030	901,797
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 63.3% - (continued)
	Commercial Banks - 10.7% - (continued)
$ 90,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(1)	$ 90,782
550,000	Freedom Mortgage Corp. 6.63%, 01/15/2027(3)	528,269
	Goldman Sachs Group, Inc.
490,000	4.95%, 02/10/2025, (4.95% fixed rate until 02/10/2025; 5 yr. USD CMT + 3.22% thereafter)(1)(2)	478,290
960,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(1)	1,018,718
	Intesa Sanpaolo SpA
1,300,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(3)	1,075,547
2,065,000	4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(3)	1,496,181
	M&T Bank Corp.
1,485,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(1)	1,399,198
945,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(1)	1,018,214
515,000	Morgan Stanley 5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(1)	518,795
1,015,000	Societe Generale SA 5.63%, 01/19/2030, (5.63% fixed rate until 01/19/2029; 1 yr. USD CMT + 1.75% thereafter)(1)(3)	1,013,747
480,000	U.S. Bancorp 5.38%, 01/23/2030, (5.38% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.56% thereafter)(1)	485,390
435,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(3)	453,013
600,000	UniCredit SpA 5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 yr. USD CMT + 4.75% thereafter)(1)(3)	562,329
	Wells Fargo & Co.
1,100,000	3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(1)(2)	1,030,347
1,825,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(1)	1,837,133
970,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(1)	1,021,704
		23,702,289
	Commercial Services - 1.3%
1,105,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(4)	1,019,074
1,615,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(3)	1,464,886
310,000	Ashtead Capital, Inc. 5.80%, 04/15/2034(3)	311,849
		2,795,809
	Diversified Financial Services - 6.7%
790,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.10%, 01/19/2029	784,874
2,710,000	AGFC Capital Trust I 7.33%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(3)(5)	1,490,500

50

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 63.3% - (continued)
	Diversified Financial Services - 6.7% - (continued)
	Aircastle Ltd.
$ 1,926,000	5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(2)(3)	$ 1,687,746
620,000	5.95%, 02/15/2029(3)	619,608
970,000	6.50%, 07/18/2028(3)	993,138
1,805,000	American Express Co. 3.55%, 09/15/2026, (3.55% fixed rate until 09/15/2026; 5 yr. USD CMT + 2.85% thereafter)(1)(2)	1,604,561
1,265,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(3)	1,141,882
780,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(3)	778,931
	Capital One Financial Corp.
980,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(1)	1,009,907
485,000	6.38%, 06/08/2034, (6.38% fixed rate until 06/08/2033; 6 mo. USD SOFR + 2.86% thereafter)(1)	502,572
560,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(1)	618,124
1,420,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(1)	1,581,765
1,135,000	OneMain Finance Corp. 3.88%, 09/15/2028	996,287
540,000	PennyMac Financial Services, Inc. 4.25%, 02/15/2029(3)	489,561
515,000	Synchrony Financial 3.95%, 12/01/2027	482,495
		14,781,951
	Electric - 4.1%
770,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(1)	697,168
	Dominion Energy, Inc.
1,984,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(1)(2)	1,791,667
300,000	4.65%, 12/15/2024, (4.65% fixed rate until 12/15/2024; 5 yr. USD CMT + 2.99% thereafter)(1)(2)	287,964
1,090,000	Edison International 5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(1)(2)	1,048,741
535,000	Emera, Inc. 6.75%, 06/15/2076	524,219
	Pacific Gas & Electric Co.
950,000	5.90%, 06/15/2032	970,857
485,000	6.15%, 01/15/2033	503,674
1,155,000	PPL Capital Funding, Inc. 8.27%, 03/30/2067, 3 mo. USD Term SOFR + 2.93%(5)	1,105,923
600,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(4)	547,749
1,842,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(1)	1,621,697
		9,099,659
	Energy-Alternate Sources - 0.5%
415,000	Energo-Pro AS 11.00%, 11/02/2028(3)	433,708
600,000	Greenko Solar Mauritius Ltd. 5.95%, 07/29/2026(3)	585,690
		1,019,398
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 63.3% - (continued)
	Engineering & Construction - 0.2%
$ 605,000	IHS Holding Ltd. 6.25%, 11/29/2028(4)	$ 510,107
	Entertainment - 0.7%
1,145,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(3)	1,045,301
545,000	Warnermedia Holdings, Inc. 5.39%, 03/15/2062	467,870
		1,513,171
	Food - 1.2%
620,000	BRF SA 5.75%, 09/21/2050(4)	453,497
2,620,000	Minerva Luxembourg SA 4.38%, 03/18/2031(4)	2,163,693
		2,617,190
	Gas - 0.5%
1,090,000	AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027	1,042,619
	Hand/Machine Tools - 0.9%
	Regal Rexnord Corp.
465,000	6.05%, 04/15/2028(3)	471,801
1,495,000	6.30%, 02/15/2030(3)	1,535,678
		2,007,479
	Healthcare - Services - 0.4%
	Centene Corp.
555,000	2.45%, 07/15/2028	493,957
570,000	3.00%, 10/15/2030	493,323
		987,280
	Home Builders - 0.3%
770,000	MDC Holdings, Inc. 3.97%, 08/06/2061	566,103
	Insurance - 2.0%
	Athene Global Funding
575,000	1.99%, 08/19/2028(3)	497,614
610,000	2.67%, 06/07/2031(3)	501,748
815,000	5.58%, 01/09/2029(3)	821,756
750,000	Brighthouse Financial, Inc. 3.85%, 12/22/2051	505,172
910,000	Global Atlantic Fin Co. 7.95%, 06/15/2033(3)	1,010,126
1,160,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(3)	1,016,692
		4,353,108
	Internet - 0.2%
585,000	Prosus NV 3.06%, 07/13/2031(4)	475,774
	Investment Company Security - 1.9%
760,000	Ares Capital Corp. 5.88%, 03/01/2029	752,668
	Blue Owl Credit Income Corp.
510,000	6.65%, 03/15/2031(3)	505,440
955,000	7.95%, 06/13/2028(3)	1,001,083
190,000	New Mountain Finance Corp. 6.88%, 02/01/2029	189,646
970,000	Oaktree Specialty Lending Corp. 7.10%, 02/15/2029	1,000,316
700,000	Oaktree Strategic Credit Fund 8.40%, 11/14/2028(3)	748,109
		4,197,262
	Iron/Steel - 0.7%
2,040,000	CSN Resources SA 4.63%, 06/10/2031(4)	1,660,574
	IT Services - 0.5%
1,125,000	McAfee Corp. 7.38%, 02/15/2030(3)	1,018,326
	Lodging - 0.9%
	Sands China Ltd.
690,000	2.55%, 03/08/2027(6)	625,037
545,000	3.10%, 03/08/2029(6)	470,863

51

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 63.3% - (continued)
	Lodging - 0.9% - (continued)
$ 600,000	Studio City Finance Ltd. 5.00%, 01/15/2029(4)	$ 512,250
485,000	Wynn Macau Ltd. 5.63%, 08/26/2028(3)	451,495
		2,059,645
	Media - 4.8%
560,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/2029(3)	523,278
	Charter Communications Operating LLC/Charter Communications Operating Capital
3,395,000	3.85%, 04/01/2061	2,051,172
1,575,000	6.83%, 10/23/2055	1,562,112
2,272,000	CSC Holdings LLC 6.50%, 02/01/2029(3)	1,937,107
	Paramount Global
505,000	2.90%, 01/15/2027	468,565
1,420,000	4.38%, 03/15/2043	1,023,780
1,075,000	6.88%, 04/30/2036	1,065,483
560,000	Sunrise FinCo I BV 4.88%, 07/15/2031(3)	492,884
495,000	Time Warner Cable LLC 6.55%, 05/01/2037	494,424
565,000	VZ Secured Financing BV 5.00%, 01/15/2032(3)	494,292
545,000	Ziggo BV 4.88%, 01/15/2030(3)	488,625
		10,601,722
	Mining - 2.6%
595,000	AngloGold Ashanti Holdings PLC 3.38%, 11/01/2028	537,032
490,000	Arsenal AIC Parent LLC 8.00%, 10/01/2030(3)	511,080
360,000	Corp. Nacional del Cobre de Chile 6.30%, 09/08/2053(3)	352,994
1,225,000	First Quantum Minerals Ltd. 6.88%, 10/15/2027(3)	1,102,500
1,080,000	Freeport-McMoRan, Inc. 4.13%, 03/01/2028	1,038,733
	Stillwater Mining Co.
605,000	4.00%, 11/16/2026(4)	534,820
2,030,000	4.50%, 11/16/2029(3)	1,594,362
		5,671,521
	Oil & Gas - 2.5%
496,000	Aker BP ASA 3.75%, 01/15/2030(3)	455,910
	Ecopetrol SA
1,280,000	4.63%, 11/02/2031	1,055,150
525,000	8.38%, 01/19/2036	530,486
470,000	Nabors Industries, Inc. 9.13%, 01/31/2030(3)	479,560
	Patterson-UTI Energy, Inc.
495,000	5.15%, 11/15/2029	477,293
980,000	7.15%, 10/01/2033	1,047,728
510,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	475,141
485,000	Var Energi ASA 5.00%, 05/18/2027(3)	475,031
490,000	Vital Energy, Inc. 9.75%, 10/15/2030	521,000
		5,517,299
	Packaging & Containers - 1.6%
2,330,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(3)	2,098,608
513,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(3)	510,438
1,165,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(4)	1,007,725
		3,616,771
	Pharmaceuticals - 0.5%
	Viatris, Inc.
595,000	2.70%, 06/22/2030	507,808
705,000	4.00%, 06/22/2050	498,269
		1,006,077
	Pipelines - 4.6%
	Buckeye Partners LP
670,000	5.60%, 10/15/2044	519,096
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 63.3% - (continued)
	Pipelines - 4.6% - (continued)
$ 655,000	5.85%, 11/15/2043	$ 534,258
1,680,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,603,315
475,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(3)	491,568
	Enbridge, Inc.
1,065,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(1)	996,155
985,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(1)	1,053,424
505,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(1)	522,725
515,000	Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	473,601
1,030,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/2030	1,024,423
2,375,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(1)	2,085,012
555,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(3)	498,612
480,000	Western Midstream Operating LP 4.75%, 08/15/2028	470,429
		10,272,618
	Real Estate Investment Trusts - 1.4%
1,025,000	Crown Castle, Inc. 5.60%, 06/01/2029	1,043,717
995,000	GLP Capital LP/GLP Financing II, Inc. 5.75%, 06/01/2028	1,002,113
1,035,000	VICI Properties LP/VICI Note Co., Inc. 4.50%, 01/15/2028(3)	987,827
		3,033,657
	Retail - 1.4%
515,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 01/15/2029(3)	475,219
1,175,000	LBM Acquisition LLC 6.25%, 01/15/2029(3)	1,067,746
670,000	Michaels Cos., Inc. 5.25%, 05/01/2028(3)	526,313
1,060,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(3)	990,291
		3,059,569
	Semiconductors - 0.9%
490,000	Entegris, Inc. 4.75%, 04/15/2029(3)(7)	468,021
	Qorvo, Inc.
1,170,000	3.38%, 04/01/2031(3)	1,004,244
500,000	4.38%, 10/15/2029	470,960
		1,943,225
	Telecommunications - 1.5%
	Altice France SA
680,000	5.13%, 07/15/2029(3)	498,731
830,000	5.50%, 10/15/2029(3)	612,101
	Frontier Communications Holdings LLC
510,000	5.00%, 05/01/2028(3)	470,685
1,085,000	5.88%, 10/15/2027(3)	1,043,615
819,900	Millicom International Cellular SA 5.13%, 01/15/2028(4)	768,093
		3,393,225
	Toys/Games/Hobbies - 0.2%
510,000	Hasbro, Inc. 3.90%, 11/19/2029	473,275

52

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 63.3% - (continued)
	Water - 0.4%
$ 970,000	Aegea Finance SARL 6.75%, 05/20/2029(4)		$ 941,442
	Total Corporate Bonds (cost $135,204,511)		$ 139,865,890
FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
	Romania - 0.3%
594,000	Romania Government International Bonds 5.88%, 01/30/2029(3)		$ 599,902
	Total Foreign Government Obligations (cost $590,858)		$ 599,902
U.S. GOVERNMENT SECURITIES - 12.5%
	U.S. Treasury Securities - 12.5%
	U.S. Treasury Bonds - 0.9%
1,775,000	4.75%, 11/15/2053		$ 1,934,473
	U.S. Treasury Notes - 11.6%
25,495,000	4.00%, 01/31/2029		25,632,434
	Total U.S. Government Securities (cost $27,416,077)		$ 27,566,907
	Total Long-Term Investments (cost $163,211,446)		$ 168,032,699
SHORT-TERM INVESTMENTS - 16.2%
	U.S. Treasury Securities - 16.2%
	U.S. Treasury Bills - 16.2%
1,570,000	4.42%, 02/06/2024(8)		$ 1,568,861
10,385,000	5.10%, 02/22/2024(8)		10,353,193
12,125,000	5.10%, 02/22/2024(8)		12,087,842
11,845,000	5.11%, 02/22/2024(8)		11,808,662
	Total Short-Term Investments (cost $35,818,558)		$ 35,818,558
	Total Investments (cost $199,030,004)	92.3%	$ 203,851,257
	Other Assets and Liabilities	7.7%	17,078,887
	Total Net Assets	100.0%	$ 220,930,144
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $58,157,212, representing 26.3% of net assets.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $12,313,233, representing 5.6% of net assets.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(8)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 139,865,890	$ —	$ 139,865,890	$ —
Foreign Government Obligations	599,902	—	599,902	—
U.S. Government Securities	27,566,907	—	27,566,907	—
Short-Term Investments	35,818,558	—	35,818,558	—
Total	$ 203,851,257	$ —	$ 203,851,257	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
53

Hartford Emerging Markets Equity Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0%
	Brazil - 3.8%
81,900	Banco BTG Pactual SA	$ 595,438
470,400	Banco do Brasil SA	5,359,696
260,000	Caixa Seguridade Participacoes SA	741,523
172,900	Neoenergia SA	711,925
308,000	Raia Drogasil SA	1,572,824
220,400	SLC Agricola SA	849,677
43,252	StoneCo Ltd. Class A*	743,502
118,700	Telefonica Brasil SA	1,230,509
258,400	TIM SA	904,379
186,400	Vale SA	2,549,343
13,198	XP, Inc. Class A	324,407
209,000	YDUQS Participacoes SA	813,321
		16,396,544
	Chile - 0.2%
231,872	Cencosud SA	403,519
6,085,700	Enel Chile SA	365,810
		769,329
	China - 26.1%
3,890,000	Agricultural Bank of China Ltd. Class H	1,506,173
1,309,400	Alibaba Group Holding Ltd.	11,743,974
2,438,400	Aluminum Corp. of China Ltd. Class H	1,188,381
57,517	Autohome, Inc. ADR	1,449,428
2,989,100	BAIC Motor Corp. Ltd. Class H(1)	794,954
281,500	Baidu, Inc. Class A*	3,644,639
18,815,505	Bank of China Ltd. Class H	7,060,897
2,383,824	Bank of Communications Co. Ltd. Class H	1,410,282
2,409,500	Baoshan Iron & Steel Co. Ltd. Class A	2,066,584
3,529,700	BOE Technology Group Co. Ltd. Class A	1,770,038
58,100	BYD Co. Ltd. Class A	1,385,460
72,500	BYD Electronic International Co. Ltd.	248,357
7,325,345	China Cinda Asset Management Co. Ltd. Class H	702,841
4,965,637	China CITIC Bank Corp. Ltd. Class H	2,460,978
875,000	China Feihe Ltd.(1)	400,867
600,600	China Galaxy Securities Co. Ltd. Class H	294,273
589,800	China Medical System Holdings Ltd.	842,843
624,200	China Minsheng Banking Corp. Ltd. Class A	343,551
791,000	China Resources Land Ltd.	2,401,519
1,445,000	China Resources Pharmaceutical Group Ltd.(1)	881,050
640,200	China Taiping Insurance Holdings Co. Ltd.	531,445
18,153,900	China Tower Corp. Ltd. Class H(1)	2,019,464
63,900	Contemporary Amperex Technology Co. Ltd. Class A	1,350,417
1,330,649	COSCO SHIPPING Holdings Co. Ltd. Class H	1,398,016
568,400	Focus Media Information Technology Co. Ltd. Class A	447,733
670,100	Foxconn Industrial Internet Co. Ltd. Class A	1,240,235
608,200	Fu Shou Yuan International Group Ltd.	364,766
1,576,900	Geely Automobile Holdings Ltd.	1,494,678
255,900	Gree Electric Appliances, Inc. of Zhuhai Class A	1,258,551
1,430,700	Guotai Junan Securities Co. Ltd. Class A	2,915,092
158,000	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	279,010
427,948	Hopson Development Holdings Ltd.*	197,845
260,700	Huatai Securities Co. Ltd. Class A	499,781
3,893,900	Industrial & Commercial Bank of China Ltd. Class H	1,896,835
81,260	JA Solar Technology Co. Ltd. Class A	193,481
248,000	JD.com, Inc. Class A	2,796,481
192,900	Jiangxi Copper Co. Ltd. Class H	269,776
28,383	Jinan Acetate Chemical Co. Ltd.	761,553
388,300	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	581,419
12,620	JOYY, Inc. ADR	386,929
211,200	Kingboard Holdings Ltd.	375,916
213,600	Kingnet Network Co. Ltd. Class A	282,934
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	China - 26.1% - (continued)
319,900	Kingsoft Corp. Ltd.	$ 778,238
2,016,600	Kunlun Energy Co. Ltd.	1,806,666
124,100	Li Auto, Inc. Class A*	1,715,424
179,000	Li Ning Co. Ltd.	382,402
92,738	Meituan Class B*(1)	745,912
30,908	MINISO Group Holding Ltd. ADR	524,200
37,500	NAURA Technology Group Co. Ltd. Class A	1,186,213
257,000	NetEase, Inc.	4,995,594
333,000	New China Life Insurance Co. Ltd. Class H	594,283
128,000	New Oriental Education & Technology Group, Inc.*	987,935
38,098	PDD Holdings, Inc. ADR*	4,833,493
3,954,000	PetroChina Co. Ltd. Class H	2,860,188
305,300	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	984,009
378,180	Tencent Holdings Ltd.	13,127,120
109,400	Trip.com Group Ltd.*	3,982,095
52,625	Vipshop Holdings Ltd. ADR*	836,211
345,800	Weichai Power Co. Ltd. Class H	610,497
109,075	Will Semiconductor Co. Ltd. Shanghai Class A	1,312,335
176,400	Wuliangye Yibin Co. Ltd. Class A	3,113,767
210,300	Xiaomi Corp. Class B*(1)	331,334
191,000	Yihai International Holding Ltd.	245,141
635,100	Yuexiu Property Co. Ltd.	397,703
9,988	Yum China Holdings, Inc.	345,485
52,593	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	239,675
804,000	Zhongsheng Group Holdings Ltd.	1,357,171
153,600	ZTE Corp. Class A	469,803
		112,902,340
	Greece - 0.9%
660,200	Alpha Services & Holdings SA*	1,175,729
684,258	Eurobank Ergasias Services & Holdings SA Class A*	1,321,447
13,400	Mytilineos SA	550,293
73,384	National Bank of Greece SA*	557,944
91,500	Piraeus Financial Holdings SA*	370,550
		3,975,963
	Hong Kong - 0.2%
24,200	Orient Overseas International Ltd.	361,262
744,000	Sino Biopharmaceutical Ltd.	268,462
		629,724
	Hungary - 0.1%
8,700	OTP Bank Nyrt	403,060
	India - 15.9%
25,000	ABB India Ltd.	1,408,017
61,240	Apollo Tyres Ltd.	398,689
995,418	Bank of Baroda	2,964,020
61,121	Birlasoft Ltd.	624,443
75,175	BLS International Services Ltd.	381,057
227,600	CG Power & Industrial Solutions Ltd.	1,284,021
183,555	Chambal Fertilisers & Chemicals Ltd.	811,091
609,855	Coal India Ltd.	2,986,070
14,978	Colgate-Palmolive India Ltd.	463,869
44,100	Cummins India Ltd.	1,218,439
189,203	DLF Ltd.	1,826,465
12,500	Dr Reddy's Laboratories Ltd.	918,462
34,400	Fertilisers & Chemicals Travancore Ltd.	357,611
66,700	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	603,709
124,700	Hindalco Industries Ltd.	868,482
50,000	Hindustan Aeronautics Ltd.(2)	1,809,367
664,082	ICICI Bank Ltd.	8,224,743
237,900	Indraprastha Gas Ltd.	1,234,167
205,400	Kalyan Jewellers India Ltd.	864,249
102,900	KPIT Technologies Ltd.	1,921,732

54

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	India - 15.9% - (continued)
772,400	L&T Finance Holdings Ltd.	$ 1,612,391
327,000	Manappuram Finance Ltd.	727,262
183,700	Max Healthcare Institute Ltd.	1,727,546
51,900	Natco Pharma Ltd.	540,749
573,900	NMDC Ltd.	1,519,451
200,700	Oil & Natural Gas Corp. Ltd.	609,669
62,300	Oil India Ltd.	319,930
18,559	Phoenix Mills Ltd.	542,961
21,600	PI Industries Ltd.	877,763
21,300	Polycab India Ltd.	1,113,360
992,260	Power Finance Corp. Ltd.	5,298,280
732,900	Punjab National Bank	1,009,906
13,275	Reliance Industries Ltd.	456,083
49,700	Shriram Finance Ltd.	1,477,292
18,261	Siemens Ltd.	910,412
6,500	Solar Industries India Ltd.	506,423
6,100	Supreme Industries Ltd.	303,490
57,400	Tata Consultancy Services Ltd.	2,636,445
444,300	Tata Motors Ltd.	4,728,615
515,510	Tata Power Co. Ltd.	2,417,365
189,300	Varun Beverages Ltd.	2,920,231
654,320	Wipro Ltd.	3,742,350
602,738	Zomato Ltd.*	1,012,682
64,976	Zydus Lifesciences Ltd.	594,632
		68,773,991
	Indonesia - 1.4%
2,358,400	Adaro Energy Indonesia Tbk. PT	357,597
12,392,700	Bank Mandiri Persero Tbk. PT	5,217,517
2,252,600	Sumber Alfaria Trijaya Tbk. PT	378,064
		5,953,178
	Malaysia - 0.8%
2,411,200	CIMB Group Holdings Bhd.	3,175,895
347,200	Genting Bhd.	345,885
		3,521,780
	Mexico - 3.7%
1,080,400	America Movil SAB de CV	974,849
180,400	Arca Continental SAB de CV	2,050,993
23,661	Coca-Cola Femsa SAB de CV ADR	2,246,375
1,041,000	Fibra Uno Administracion SA de CV REIT	1,767,913
105,410	Gruma SAB de CV Class B	1,972,055
72,570	Grupo Aeroportuario del Sureste SAB de CV Class B	2,112,358
363,100	Grupo Financiero Inbursa SAB de CV Class O*	1,073,383
1,195,900	Kimberly-Clark de Mexico SAB de CV Class A	2,715,380
33,263	Ternium SA ADR	1,285,948
		16,199,254
	Poland - 1.8%
63,100	Bank Polska Kasa Opieki SA	2,427,210
174,955	Powszechna Kasa Oszczednosci Bank Polski SA	2,219,834
103,200	Powszechny Zaklad Ubezpieczen SA	1,242,545
14,400	Santander Bank Polska SA	1,744,102
		7,633,691
	Qatar - 0.5%
744,224	Barwa Real Estate Co.	588,379
201,200	Ooredoo QPSC	591,277
277,400	Qatar National Bank QPSC	1,179,913
		2,359,569
	Romania - 0.4%
257,401	NEPI Rockcastle NV	1,733,375
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Russia - 0.0% - (continued)
8,412	Novatek PJSC GDR*(3)	$ —
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 2.8%
71,495	Al Hammadi Holding	1,166,230
7,100	Arabian Contracting Services Co.	492,632
22,351	Banque Saudi Fransi	237,708
13,500	Elm Co.	3,240,590
106,042	Etihad Etisalat Co.	1,473,238
9,911	Middle East Healthcare Co.*	263,758
15,646	Riyadh Cables Group Co.	439,532
97,500	SABIC Agri-Nutrients Co.	3,324,338
33,300	Saudi Aramco Base Oil Co.	1,292,990
14,914	United Electronics Co.	353,998
		12,285,014
	South Africa - 1.5%
30,200	Clicks Group Ltd.	485,426
74,100	Exxaro Resources Ltd.	738,231
315,691	Harmony Gold Mining Co. Ltd. ADR	1,954,127
507,900	Impala Platinum Holdings Ltd.	1,971,491
130,331	Investec Ltd.	862,492
41,493	Standard Bank Group Ltd.	442,666
		6,454,433
	South Korea - 13.5%
82,011	BNK Financial Group, Inc.	461,253
10,605	Chong Kun Dang Pharmaceutical Corp.*	873,695
28,100	Classys, Inc.*	646,482
10,000	Cosmax, Inc.	867,675
5,400	DB Insurance Co. Ltd.*	356,215
197,663	DGB Financial Group, Inc.*	1,333,795
26,201	Doosan Bobcat, Inc.	997,840
50,457	Hana Financial Group, Inc.	1,804,213
22,000	Hankook Tire & Technology Co. Ltd.*	842,030
2,958	Hanmi Pharm Co. Ltd.	717,661
20,300	HD Hyundai Co. Ltd.	1,081,983
7,300	HD Hyundai Electric Co. Ltd.	559,056
29,040	HPSP Co. Ltd.	973,418
79,512	Hyundai Engineering & Construction Co. Ltd.*	2,057,841
6,876	Hyundai Mobis Co. Ltd.	1,077,837
19,500	Hyundai Motor Co.	2,836,280
68,900	Hyundai Steel Co.*	1,725,365
23,627	Hyundai Wia Corp.*	1,027,249
261,026	Industrial Bank of Korea*	2,449,054
22,200	JYP Entertainment Corp.*	1,249,403
115,186	KB Financial Group, Inc.	4,888,232
88,271	Kia Corp.*	6,780,189
17,800	Korea Investment Holdings Co. Ltd.*	817,308
5,797	Krafton, Inc.*	929,586
37,497	KT Corp.	993,221
15,096	NAVER Corp.	2,251,146
16,900	NHN Corp.*	313,373
1,600	NongShim Co. Ltd.	453,046
7,600	OCI Holdings Co. Ltd.	592,782
225,210	Samsung Electronics Co. Ltd.	12,237,197
7,600	Shinhan Financial Group Co. Ltd.	232,864
5,803	SK Hynix, Inc.	581,116
82,981	SOLUM Co. Ltd.*	1,702,971
154,977	Woori Financial Group, Inc.	1,606,857
		58,318,233
	Taiwan - 15.4%
185,600	Accton Technology Corp.	3,122,266
591,000	Acer, Inc.	867,939
128,234	Asia Vital Components Co. Ltd.	1,741,587

55

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.0% - (continued)
	Taiwan - 15.4% - (continued)
69,000	ASROCK, Inc.	$ 509,808
988,400	China Airlines Ltd.	641,995
3,840,700	China Development Financial Holding Corp.*	1,474,511
5,507,300	CTBC Financial Holding Co. Ltd.	4,996,285
17,500	eMemory Technology, Inc.	1,560,816
904,000	Eva Airways Corp.	911,216
319,400	Evergreen Marine Corp. Taiwan Ltd.	1,532,023
46,400	Gigabyte Technology Co. Ltd.	459,155
749,900	Hon Hai Precision Industry Co. Ltd.	2,453,090
105,400	International Games System Co. Ltd.	2,788,428
122,700	Makalot Industrial Co. Ltd.	1,407,517
135,700	MediaTek, Inc.	4,187,379
238,600	Novatek Microelectronics Corp.	3,886,722
27,000	Phison Electronics Corp.	453,445
670,500	Pou Chen Corp.	674,984
756,600	Quanta Computer, Inc.	5,982,447
51,000	Simplo Technology Co. Ltd.	659,996
55,000	Sitronix Technology Corp.	477,240
1,209,476	Taiwan Semiconductor Manufacturing Co. Ltd.	24,211,886
143,300	United Integrated Services Co. Ltd.	1,267,765
80,226	WT Microelectronics Co. Ltd.	403,003
		66,671,503
	Thailand - 3.5%
532,800	Bangchak Corp. PCL	630,755
594,000	Bangkok Bank PCL	2,344,021
387,000	Bumrungrad Hospital PCL	2,617,997
503,500	Central Pattana PCL	918,938
451,700	Kasikornbank PCL	1,515,110
974,000	Krung Thai Bank PCL	436,519
1,155,100	PTT Exploration & Production PCL	4,866,556
23,680,400	TMBThanachart Bank PCL	1,194,783
6,025,500	WHA Corp. PCL	805,042
		15,329,721
	Turkey - 0.4%
506,747	Akbank TAS	659,638
80,600	BIM Birlesik Magazalar AS	1,010,719
		1,670,357
	United Arab Emirates - 1.1%
223,645	Abu Dhabi Islamic Bank PJSC	681,965
1,404,096	Emaar Properties PJSC	2,838,902
248,893	Emirates NBD Bank PJSC	1,199,419
		4,720,286
	Total Common Stocks (cost $376,057,704)	$ 406,701,345
PREFERRED STOCKS - 2.5%
	Brazil - 2.5%
259,906	Cia Energetica de Minas Gerais (Preference Shares)(4)	$ 604,335
91,400	CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)(4)	472,460
312,005	Gerdau SA (Preference Shares)(4)	1,325,001
402,300	Metalurgica Gerdau SA (Preference Shares)(4)	804,697
918,400	Petroleo Brasileiro SA (Preference Shares)(4)	7,498,240
	Total Preferred Stocks (cost $7,746,213)	$ 10,704,733
	Total Long-Term Investments (cost $383,803,917)	$ 417,406,078
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 2,700,213	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $2,700,611; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $2,754,262		$ 2,700,213
	Total Short-Term Investments (cost $2,700,213)		$ 2,700,213
	Total Investments (cost $386,504,130)	97.1%	$ 420,106,291
	Other Assets and Liabilities	2.9%	12,652,170
	Total Net Assets	100.0%	$ 432,758,461
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $5,173,581, representing 1.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $1,809,367, representing 0.4% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.

56

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	75	03/15/2024	$ 3,678,000	$ (15,740)
Total futures contracts				$ (15,740)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 16,396,544	$ 16,396,544	$ —	$ —
Chile	769,329	769,329	—	—
China	112,902,340	8,658,680	104,243,660	—
Greece	3,975,963	1,871,740	2,104,223	—
Hong Kong	629,724	—	629,724	—
Hungary	403,060	403,060	—	—
India	68,773,991	—	68,773,991	—
Indonesia	5,953,178	—	5,953,178	—
Malaysia	3,521,780	—	3,521,780	—
Mexico	16,199,254	16,199,254	—	—
Poland	7,633,691	—	7,633,691	—
Qatar	2,359,569	591,277	1,768,292	—
Romania	1,733,375	1,733,375	—	—
Russia	—	—	—	—
Saudi Arabia	12,285,014	2,229,628	10,055,386	—
South Africa	6,454,433	3,744,711	2,709,722	—
South Korea	58,318,233	—	58,318,233	—
Taiwan	66,671,503	—	66,671,503	—
Thailand	15,329,721	10,463,165	4,866,556	—
Turkey	1,670,357	—	1,670,357	—
United Arab Emirates	4,720,286	1,881,384	2,838,902	—
Preferred Stocks	10,704,733	10,704,733	—	—
Short-Term Investments	2,700,213	—	2,700,213	—
Total	$ 420,106,291	$ 75,646,880	$ 344,459,411	$ —
Liabilities
Futures Contracts(2)	$ (15,740)	$ (15,740)	$ —	$ —
Total	$ (15,740)	$ (15,740)	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
57

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2%
	Argentina - 0.2%
	YPF SA
$ 30,000	6.95%, 07/21/2027(1)	$ 26,737
44,000	9.50%, 01/17/2031(2)	43,969
		70,706
	Brazil - 2.9%
200,000	Aegea Finance SARL 9.00%, 01/20/2031(2)	210,350
200,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(1)	158,237
200,000	CSN Resources SA 4.63%, 06/10/2031(1)	162,801
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	197,680
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	165,168
115,000	Petrobras Global Finance BV 6.50%, 07/03/2033	114,162
		1,008,398
	Chile - 1.0%
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	188,567
205,000	Cia Cervecerias Unidas SA 3.35%, 01/19/2032(1)	173,942
		362,509
	China - 1.6%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	15,260
200,000	Far East Horizon Ltd. 4.25%, 10/26/2026(1)	183,013
200,000	Prosus NV 3.68%, 01/21/2030(1)	174,056
200,000	Yunda Holding Investment Ltd. 2.25%, 08/19/2025(1)	186,097
		558,426
	Colombia - 1.4%
250,000	AI Candelaria Spain SA 5.75%, 06/15/2033(2)	193,186
	Ecopetrol SA
30,000	4.63%, 11/02/2031	24,730
230,000	6.88%, 04/29/2030	224,344
25,000	8.38%, 01/19/2036	25,261
		467,521
	Czech Republic - 0.6%
200,000	Energo-Pro AS 8.50%, 02/04/2027(1)	198,834
	Georgia - 0.6%
200,000	Silknet JSC 8.38%, 01/31/2027(1)	201,000
	Guatemala - 0.6%
32,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	29,892
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(1)	171,799
		201,691
	Hong Kong - 1.5%
250,000	Dah Sing Bank Ltd. 3.00%, 11/02/2031, (3.00% fixed rate until 11/02/2026; 5 yr. USD CMT + 1.95% thereafter)(1)(4)	227,305
200,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(2)	185,997
200,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(1)(4)(5)	105,000
		518,302
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Hungary - 0.3%
EUR 100,000	OTP Bank Nyrt 2.88%, 07/15/2029, (2.88% fixed rate until 07/15/2024; 5 yr. EURIBOR ICE Swap + 3.20% thereafter)(1)(4)	$ 105,437
	India - 1.6%
$ 200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	184,448
185,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	173,900
200,000	Shriram Finance Ltd. 4.15%, 07/18/2025(1)	192,794
		551,142
	Indonesia - 1.0%
166,214	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(1)	165,745
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	188,093
		353,838
	Israel - 0.9%
	Energian Israel Finance Ltd.
20,000	5.38%, 03/30/2028(1)	17,426
125,000	5.88%, 03/30/2031(1)	103,864
10,000	8.50%, 09/30/2033(1)	9,368
200,000	Israel Discount Bank Ltd. 5.38%, 01/26/2028(1)	194,851
		325,509
	Kazakhstan - 0.5%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(1)	184,018
	Macau - 1.0%
200,000	Sands China Ltd. 4.05%, 01/08/2026(6)	192,615
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	170,750
		363,365
	Mexico - 2.0%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	112,715
$ 200,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(4)	208,767
200,000	Cemex SAB de CV 5.13%, 06/08/2026, (5.13% fixed rate until 06/08/2026; 5 yr. USD CMT + 4.53% thereafter)(1)(4)(5)	190,550
200,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	194,357
		706,389
	Morocco - 0.6%
200,000	OCP SA 4.50%, 10/22/2025(1)	194,080
	Nigeria - 0.5%
200,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	168,630
	Oman - 0.6%
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	193,821
	Panama - 0.5%
196,419	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	167,820
	Paraguay - 0.4%
177,887	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(7)	128,612

58

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	Peru - 1.5%
	Banco de Credito del Peru SA
$ 45,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	$ 42,893
115,000	5.85%, 01/11/2029(2)	116,726
200,000	Kallpa Generacion SA 4.88%, 05/24/2026(1)	195,509
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(1)	173,000
		528,128
	Philippines - 0.4%
200,000	Globe Telecom, Inc. 3.00%, 07/23/2035(1)	150,890
	Poland - 0.3%
EUR 100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	94,426
	Qatar - 0.8%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	278,763
	Romania - 0.7%
EUR 100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	113,746
100,000	Raiffeisen Bank SA 7.00%, 10/12/2027, (7.00% fixed rate until 10/12/2026; 3 mo. EURIBOR + 3.44% thereafter)(1)(4)	111,993
		225,739
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(8)	—
	Saudi Arabia - 0.6%
200,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(1)	204,467
	Singapore - 1.1%
200,000	United Overseas Bank Ltd. 3.86%, 10/07/2032, (3.86% fixed rate until 10/07/2027; 5 yr. USD CMT + 1.45% thereafter)(2)(4)	190,564
200,000	Vena Energy Capital Pte. Ltd. 3.13%, 02/26/2025(1)	194,124
		384,688
	Slovenia - 0.3%
EUR 100,000	Nova Ljubljanska Banka DD 7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(1)(4)	113,963
	South Africa - 0.5%
$ 200,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	157,080
	South Korea - 0.5%
200,000	SK Hynix, Inc. 2.38%, 01/19/2031(1)	165,926
	Turkey - 0.6%
200,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(2)	194,000
	Ukraine - 0.4%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	141,000
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 30.2% - (continued)
	United Arab Emirates - 2.2%
$ 200,000	DAE Funding LLC 2.63%, 03/20/2025(1)	$ 191,942
200,000	Emirates Semb Corp. Water & Power Co. PJSC 4.45%, 08/01/2035(1)	188,140
200,000	First Abu Dhabi Bank PJSC 6.32%, 04/04/2034, (6.32% fixed rate until 10/04/2028; 5 yr. USD CMT + 1.70% thereafter)(1)(4)	205,375
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	162,423
		747,880
	Total Corporate Bonds (cost $10,775,498)	$ 10,416,998
FOREIGN GOVERNMENT OBLIGATIONS - 58.6%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$ 2,458
3,970,000	Ciudad Autonoma De Buenos Aires/Government Bonds 112.84%, 03/29/2024, BADLAR + 3.25%(9)	4,931
		7,389
	Brazil - 1.0%
	Brazil Notas do Tesouro Nacional
BRL 640,000	10.00%, 01/01/2029	127,977
484,000	10.00%, 01/01/2033	94,653
704,000	10.00%, 01/01/2035	136,686
		359,316
	Bulgaria - 0.6%
	Bulgaria Government International Bonds
EUR 120,000	0.38%, 09/23/2030(1)	105,277
75,000	4.50%, 01/27/2033(1)	84,700
		189,977
	Chile - 1.9%
	Bonos de la Tesoreria de la Republica en pesos
CLP 25,000,000	4.50%, 03/01/2026	26,546
175,000,000	4.70%, 09/01/2030(1)	182,154
55,000,000	5.00%, 10/01/2028(1)	58,726
125,000,000	5.80%, 10/01/2034(1)	138,491
170,000,000	6.00%, 04/01/2033(1)	190,034
55,000,000	7.00%, 05/01/2034(1)	66,177
		662,128
	China - 2.7%
	China Government Bonds
CNY 700,000	2.62%, 04/15/2028	98,861
590,000	2.62%, 06/25/2030	83,010
1,790,000	2.80%, 03/25/2030	254,587
430,000	2.85%, 06/04/2027	61,078
390,000	2.88%, 02/25/2033	56,070
290,000	3.01%, 05/13/2028	41,640
310,000	3.25%, 06/06/2026	44,358
250,000	3.25%, 11/22/2028	36,441
1,430,000	3.28%, 12/03/2027	207,489
260,000	3.81%, 09/14/2050	43,732
		927,266
	Colombia - 4.2%
	Colombia TES
COP 179,100,000	5.75%, 11/03/2027	41,538
459,300,000	6.00%, 04/28/2028	106,353
1,148,200,000	7.00%, 03/26/2031	261,135
799,900,000	7.25%, 10/18/2034	174,071

59

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Colombia - 4.2% - (continued)
COP 812,500,000	7.75%, 09/18/2030	$ 195,396
416,200,000	9.25%, 05/28/2042	99,743
287,000,000	10.00%, 07/24/2024	73,566
1,534,200,000	13.25%, 02/09/2033	479,297
		1,431,099
	Czech Republic - 4.0%
	Czech Republic Government Bonds
CZK 2,640,000	0.05%, 11/29/2029	93,450
2,940,000	0.95%, 05/15/2030(1)	108,632
680,000	1.20%, 03/13/2031	24,994
1,210,000	1.50%, 04/24/2040	37,168
1,780,000	1.75%, 06/23/2032	66,491
560,000	1.95%, 07/30/2037	19,336
2,820,000	2.00%, 10/13/2033	104,824
1,570,000	2.50%, 08/25/2028(1)	65,083
5,640,000	2.75%, 07/23/2029	234,488
660,000	4.20%, 12/04/2036(1)	29,537
2,250,000	4.50%, 11/11/2032	102,633
3,530,000	4.90%, 04/14/2034	166,658
6,810,000	5.00%, 09/30/2030	318,966
		1,372,260
	Hungary - 1.2%
	Hungary Government Bonds
HUF 19,300,000	1.00%, 11/26/2025	49,934
40,350,000	3.00%, 10/27/2027	103,105
10,620,000	3.00%, 08/21/2030	25,370
16,780,000	6.75%, 10/22/2028	48,970
$ 200,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(1)	201,549
		428,928
	Indonesia - 4.4%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	62,589
140,000,000	6.13%, 05/15/2028	8,799
3,867,000,000	6.38%, 08/15/2028	244,608
2,238,000,000	6.38%, 04/15/2032	139,688
2,288,000,000	6.50%, 02/15/2031	143,616
899,000,000	6.63%, 05/15/2033	56,977
2,100,000,000	6.88%, 04/15/2029	135,152
489,000,000	7.00%, 05/15/2027	31,556
598,000,000	7.00%, 02/15/2033	38,900
185,000,000	7.13%, 06/15/2042	11,946
651,000,000	7.13%, 06/15/2043	42,322
913,000,000	7.50%, 06/15/2035	61,415
1,412,000,000	7.50%, 05/15/2038	95,050
1,051,000,000	8.25%, 06/15/2032	73,247
889,000,000	8.38%, 03/15/2024	56,418
2,264,000,000	8.38%, 03/15/2034	161,288
1,774,000,000	8.38%, 04/15/2039	128,461
495,000,000	8.75%, 05/15/2031	35,144
		1,527,176
	Malaysia - 7.4%
	Malaysia Government Bonds
MYR 1,025,000	3.48%, 06/14/2024	216,936
375,000	3.50%, 05/31/2027	79,230
285,000	3.58%, 07/15/2032	59,052
255,000	3.76%, 05/22/2040	51,790
723,000	3.83%, 07/05/2034	152,355
1,585,000	3.88%, 03/14/2025	337,223
951,000	3.89%, 08/15/2029	203,402
350,000	3.90%, 11/30/2026	74,863
260,000	3.91%, 07/15/2026	55,596
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Malaysia - 7.4% - (continued)
MYR 810,000	3.96%, 09/15/2025	$ 172,709
810,000	4.64%, 11/07/2033	182,834
225,000	4.70%, 10/15/2042	51,308
660,000	4.89%, 06/08/2038	153,352
	Malaysia Government Investment Issue
958,000	3.47%, 10/15/2030	198,083
700,000	3.66%, 10/15/2024	148,199
455,000	3.73%, 03/31/2026	96,612
920,000	4.13%, 08/15/2025	196,859
340,000	4.13%, 07/09/2029	73,391
210,000	4.25%, 09/30/2030	45,570
		2,549,364
	Mexico - 10.4%
	Mexico Bonos
MXN 17,727,700	5.50%, 03/04/2027	922,808
4,739,700	7.50%, 05/26/2033	246,723
1,555,400	7.75%, 11/23/2034	81,446
2,903,500	7.75%, 11/13/2042	145,236
1,306,500	8.00%, 05/24/2035	68,545
2,362,600	8.00%, 11/07/2047	120,539
1,765,200	8.00%, 07/31/2053	89,195
1,574,500	8.50%, 03/01/2029	88,882
2,551,600	8.50%, 05/31/2029	144,454
3,292,100	10.00%, 11/20/2036	203,228
	Mexico Cetes
15,923,650	0.00%, 07/10/2025(7)	795,225
13,465,380	0.00%, 10/30/2025(7)	651,819
934,610	0.00%, 12/24/2025(7)	44,562
		3,602,662
	North Macedonia - 0.3%
EUR 100,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	104,828
	Peru - 3.0%
	Peru Government Bonds
PEN 165,000	5.40%, 08/12/2034	39,424
1,170,000	5.94%, 02/12/2029	313,459
142,000	6.15%, 08/12/2032	36,708
35,000	6.90%, 08/12/2037	9,286
1,020,000	6.95%, 08/12/2031	279,817
1,272,000	7.30%, 08/12/2033(1)	352,533
		1,031,227
	Poland - 3.5%
	Republic of Poland Government Bonds
PLN 640,000	1.25%, 10/25/2030	126,250
1,507,000	1.75%, 04/25/2032	292,627
155,000	2.50%, 07/25/2026	36,593
555,000	2.75%, 04/25/2028	127,367
70,000	2.75%, 10/25/2029	15,611
1,025,000	3.25%, 07/25/2025	249,837
164,000	3.75%, 05/25/2027	39,559
145,000	5.79%, 11/25/2026, 6 mo. PLN WIBOR + 0.00%(9)	36,017
1,060,000	7.50%, 07/25/2028	291,042
		1,214,903
	Romania - 3.3%
	Romania Government Bonds
RON 255,000	3.65%, 07/28/2025	53,619
200,000	3.65%, 09/24/2031	36,666
150,000	3.70%, 11/25/2024	31,991
1,395,000	4.75%, 10/11/2034	266,335
190,000	4.85%, 07/25/2029	38,536

60

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.6% - (continued)
	Romania - 3.3% - (continued)
RON 95,000	5.00%, 02/12/2029	$ 19,548
340,000	5.80%, 07/26/2027	73,103
425,000	6.70%, 02/25/2032	94,632
925,000	8.00%, 04/29/2030	217,704
560,000	8.25%, 09/29/2032	136,538
425,000	8.75%, 10/30/2028	101,645
$ 78,000	Romania Government International Bonds 5.88%, 01/30/2029(2)	78,775
		1,149,092
	South Africa - 3.9%
	Republic of South Africa Government Bonds
ZAR 9,645,000	6.25%, 03/31/2036	338,509
371,770	6.50%, 02/28/2041	11,968
5,571,000	8.25%, 03/31/2032	259,588
7,765,000	8.50%, 01/31/2037	322,959
4,868,000	8.75%, 01/31/2044	192,198
3,689,000	9.00%, 01/31/2040	153,274
1,180,000	11.63%, 03/31/2053	59,661
		1,338,157
	Supranational - 0.3%
9,000,000	Asian Development Bank 0.00%, 04/30/2040(7)	82,017
TRY 500,000	International Finance Corp. 0.00%, 05/09/2027(7)	6,591
		88,608
	Thailand - 4.4%
	Thailand Government Bonds
THB 1,500,000	0.75%, 09/17/2024	41,865
3,777,000	1.60%, 12/17/2029	101,500
3,630,000	2.00%, 12/17/2031	98,136
1,166,000	2.00%, 06/17/2042	28,203
5,955,000	2.13%, 12/17/2026	167,034
2,065,000	2.88%, 12/17/2028	59,538
735,000	2.88%, 06/17/2046	19,290
4,840,000	3.30%, 06/17/2038	142,539
11,006,000	3.35%, 06/17/2033	327,516
5,467,000	3.40%, 06/17/2036	162,613
3,035,000	3.45%, 06/17/2043	90,023
4,225,000	3.65%, 06/20/2031	128,038
2,970,000	3.78%, 06/25/2032	90,920
1,770,000	4.88%, 06/22/2029	56,032
		1,513,247
	Turkey - 1.1%
	Turkiye Government Bonds
TRY 1,575,000	17.30%, 07/19/2028	40,199
4,365,000	26.20%, 10/05/2033	144,493
$ 200,000	Turkiye Ihracat Kredi Bankasi AS 7.50%, 02/06/2028(2)	198,246
		382,938
	Uruguay - 1.0%
	Uruguay Government International Bonds
UYU 9,977,000	8.50%, 03/15/2028(1)	247,802
3,873,500	9.75%, 07/20/2033	101,979
		349,781
	Total Foreign Government Obligations (cost $20,571,364)	$ 20,230,346
	Total Long-Term Investments (cost $31,346,862)	$ 30,647,344
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%
$ 505,221	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $505,295; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $515,413		$ 505,221
	Total Short-Term Investments (cost $505,221)		$ 505,221
	Total Investments Excluding Purchased Options (cost $31,852,083)	90.3%	$ 31,152,565
	Total Purchased Options (cost $171,881)	0.3%	$ 108,149
	Total Investments (cost $32,023,964)	90.6%	$ 31,260,714
	Other Assets and Liabilities	9.4%	3,235,296
	Total Net Assets	100.0%	$ 34,496,010
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $9,988,843, representing 29.0% of net assets.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $1,946,872, representing 5.6% of net assets.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Security is a zero-coupon bond.

61

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(8)	Investment valued using significant unobservable inputs.
(9)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
OTC Option Contracts Outstanding at January 31, 2024
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put USD	BOA	1.11	EUR	03/21/2024	567,000	EUR	567,000	$ 1,868	$ 4,194	$ (2,326)
Call NZD vs. Put USD	MSC	0.62	NZD	03/14/2024	805,000	NZD	805,000	3,818	9,840	(6,022)
Call USD vs. Put BRL	DEUT	5.49	USD	03/08/2024	151,000	USD	151,000	72	2,537	(2,465)
Call USD vs. Put BRL	BCLY	5.52	USD	04/01/2024	294,000	USD	294,000	379	4,904	(4,525)
Call USD vs. Put BRL	BOA	4.93	USD	04/08/2024	343,000	USD	343,000	7,885	8,892	(1,007)
Call USD vs. Put BRL	BOA	5.06	USD	07/23/2024	169,000	USD	169,000	5,594	6,263	(669)
Call USD vs. Put CAD	BNP	1.34	USD	03/14/2024	492,000	USD	492,000	3,404	5,274	(1,870)
Call USD vs. Put CNH	DEUT	7.45	USD	02/21/2024	151,000	USD	151,000	3	1,039	(1,036)
Call USD vs. Put CZK	BOA	24.68	USD	04/16/2024	436,000	USD	436,000	702	4,885	(4,183)
Call USD vs. Put INR	GSC	83.74	USD	03/06/2024	606,000	USD	606,000	621	7,416	(6,795)
Call USD vs. Put MXN	DEUT	17.87	USD	05/03/2024	292,000	USD	292,000	3,889	10,538	(6,649)
Call USD vs. Put MXN	BOA	18.39	USD	05/10/2024	292,000	USD	292,000	2,572	10,265	(7,693)
Call USD vs. Put ZAR	BOA	19.98	USD	02/13/2024	291,000	USD	291,000	60	3,430	(3,370)
Total Call								$ 30,867	$ 79,477	$ (48,610)
Put
Call BRL vs. Put USD	MSC	4.97	USD	04/04/2024	342,000	USD	342,000	$ 6,534	$ 8,906	$ (2,372)
Call BRL vs. Put USD	BOA	4.93	USD	04/08/2024	343,000	USD	343,000	5,323	8,208	(2,885)
Call BRL vs. Put USD	MSC	4.99	USD	07/09/2024	343,000	USD	343,000	9,364	12,407	(3,043)
Call BRL vs. Put USD	BOA	5.06	USD	07/23/2024	169,000	USD	169,000	5,881	5,597	284
Call CAD vs. Put USD	BNP	1.34	USD	03/14/2024	492,000	USD	492,000	3,715	5,275	(1,560)
Call CNH vs. Put USD	DEUT	6.99	USD	02/21/2024	151,000	USD	151,000	22	1,011	(989)
Call COP vs. Put USD	MSC	3,755.00	USD	07/09/2024	343,000	USD	343,000	4,528	5,544	(1,016)
Call HUF vs. Put USD	BOA	344.98	USD	02/13/2024	291,000	USD	291,000	249	2,305	(2,056)
Call HUF vs. Put USD	CBK	353.80	USD	04/16/2024	436,000	USD	436,000	7,135	5,395	1,740
Call INR vs. Put USD	GSC	83.74	USD	03/06/2024	606,000	USD	606,000	4,917	7,416	(2,499)
Call INR vs. Put USD	BOA	82.38	USD	04/08/2024	434,000	USD	434,000	582	1,981	(1,399)
Call INR vs. Put USD	UBS	82.38	USD	05/09/2024	149,000	USD	149,000	301	655	(354)
Call MXN vs. Put USD	DEUT	17.87	USD	05/03/2024	292,000	USD	292,000	11,353	9,469	1,884
Call PLN vs. Put EUR	BCLY	4.34	EUR	05/10/2024	416,000	EUR	416,000	4,667	3,151	1,516
Call TRY vs. Put USD	BOA	33.29	USD	07/08/2024	172,000	USD	172,000	1,766	2,705	(939)
Call USD vs. Put GBP	BOA	1.22	GBP	05/29/2024	237,000	GBP	237,000	1,186	2,539	(1,353)
Call USD vs. Put NZD	MSC	0.62	NZD	03/14/2024	805,000	NZD	805,000	9,759	9,840	(81)
Total Put								$ 77,282	$ 92,404	$ (15,122)
Total purchased OTC option contracts								$ 108,149	$ 171,881	$ (63,732)
Written option contracts:
Call
Call USD vs. Put COP	MSC	4,020.00	USD	03/14/2024	(492,000)	USD	(492,000)	$ (5,759)	$ (16,418)	$ 10,659
Call USD vs. Put HUF	BOA	375.30	USD	02/13/2024	(291,000)	USD	(291,000)	(104)	(2,936)	2,832
Call USD vs. Put HUF	CBK	406.50	USD	04/16/2024	(436,000)	USD	(436,000)	(600)	(7,234)	6,634
Call USD vs. Put MXN	BOA	19.69	USD	05/10/2024	(292,000)	USD	(292,000)	(853)	(4,675)	3,822
Call USD vs. Put THB	MSC	34.76	USD	02/27/2024	(595,000)	USD	(595,000)	(12,116)	(10,136)	(1,980)
Total Call								$ (19,432)	$ (41,399)	$ 21,967
Puts
Call BRL vs. Put USD	DEUT	4.78	USD	03/08/2024	(151,000)	USD	(151,000)	$ (300)	$ (1,999)	$ 1,699
Call BRL vs. Put USD	BCLY	4.80	USD	04/01/2024	(294,000)	USD	(294,000)	(1,483)	(3,857)	2,374
Call BRL vs. Put USD	MSC	4.77	USD	04/04/2024	(342,000)	USD	(342,000)	(1,395)	(3,119)	1,724
Call BRL vs. Put USD	MSC	4.71	USD	07/09/2024	(343,000)	USD	(343,000)	(2,607)	(4,278)	1,671
Call COP vs. Put USD	MSC	4,020.00	USD	03/14/2024	(492,000)	USD	(492,000)	(18,057)	(16,419)	(1,638)
Call COP vs. Put USD	MSC	4,055.00	USD	07/09/2024	(343,000)	USD	(343,000)	(15,976)	(15,717)	(259)
Call CZK vs. Put USD	BOA	22.50	USD	04/16/2024	(436,000)	USD	(436,000)	(3,209)	(4,142)	933
62

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

OTC Option Contracts Outstanding at January 31, 2024 – (continued)
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Puts – (continued):
Call THB vs. Put USD	MSC	34.76	USD	02/27/2024	(595,000)	USD	(595,000)	$ (2,081)	$ (10,136)	$ 8,055
Call ZAR vs. Put USD	BOA	18.08	USD	02/13/2024	(291,000)	USD	(291,000)	(294)	(2,978)	2,684
Total puts								$ (45,402)	$ (62,645)	$ 17,243
Total Written Option Contracts OTC option contracts								$ (64,834)	$ (104,044)	$ 39,210

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	9	03/28/2024	$ 975,516	$ (67)
U.S. Treasury Long Bond Future	3	03/19/2024	367,031	11,824
U.S. Treasury Ultra Bond Future	3	03/19/2024	387,656	25,621
Total				$ 37,378
Short position contracts:
Euro-BOBL Future	5	03/07/2024	$ 640,477	$ (275)
Euro-BUND Future	1	03/07/2024	146,813	(2,281)
Euro-Schatz Future	1	03/07/2024	114,759	(163)
U.S. Treasury 2-Year Note Future	4	03/28/2024	822,625	(519)
U.S. Treasury 10-Year Note Future	15	03/19/2024	1,684,922	(25,170)
Total				$ (28,408)
Total futures contracts				$ 8,970

OTC Interest Rate Swap Contracts Outstanding at January 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	BZDIOVRA	12.63% Fixed	BRL	1,204,241	01/02/2026	At Maturity	$ —	$ —	$ 14,299	$ 14,299
Total OTC interest rate swap contracts							$ —	$ —	$ 14,299	$ 14,299

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S40.V1	USD	260,000	(1.00%)	12/20/2028	Quarterly	$ 11,325	$ —	$ 8,534	$ (2,791)
Total centrally cleared credit default swap contracts						$ 11,325	$ —	$ 8,534	$ (2,791)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

63

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	11.10% Fixed	MXN	9,070,000	05/23/2024	Lunar	$ —	$ —	$ (616)	$ (616)
10.85% Fixed	1 Mo. MXN TIIE	MXN	4,795,000	12/19/2024	Monthly	—	—	124	124
10.59% Fixed	1 Mo. MXN TIIE	MXN	9,925,000	10/13/2025	Lunar	—	—	(5,266)	(5,266)
9.98% Fixed	1 Mo. MXN TIIE	MXN	6,442,000	11/13/2025	Monthly	—	—	(193)	(193)
1 Mo. MXN TIIE	9.11% Fixed	MXN	4,060,000	05/21/2026	Lunar	—	—	(2,447)	(2,447)
1 Mo. MXN TIIE	9.40% Fixed	MXN	2,219,000	11/12/2026	Monthly	—	—	312	312
8.50% Fixed	1 Mo. MXN TIIE	MXN	665,000	11/30/2027	Lunar	—	—	495	495
8.76% Fixed	1 Mo. MXN TIIE	MXN	7,205,000	08/02/2028	Lunar	—	—	229	229
8.88% Fixed	1 Mo. MXN TIIE	MXN	5,585,000	08/09/2028	Lunar	—	—	(1,486)	(1,486)
9.38% Fixed	1 Mo. MXN TIIE	MXN	8,965,000	09/06/2028	Lunar	—	—	(12,512)	(12,512)
1 Mo. MXN TIIE	9.27% Fixed	MXN	2,710,000	08/31/2033	Lunar	—	—	6,612	6,612
1 Mo. MXN TIIE	9.02% Fixed	MXN	2,200,000	09/01/2033	Lunar	—	—	2,980	2,980
1 Mo. MXN TIIE	9.64% Fixed	MXN	265,000	09/21/2033	Lunar	—	—	1,014	1,014
1 Mo. MXN TIIE	9.43% Fixed	MXN	2,695,000	10/03/2033	Lunar	—	—	7,999	7,999
1 Mo. MXN TIIE	9.31% Fixed	MXN	1,365,000	10/24/2033	Monthly	—	—	3,565	3,565
1 Mo. MXN TIIE	8.78% Fixed	MXN	1,555,000	11/21/2033	Monthly	—	—	826	826
1 Mo. MXN TIIE	8.51% Fixed	MXN	1,430,000	12/08/2033	Monthly	—	—	(794)	(794)
1 Mo. MXN TIIE	8.60% Fixed	MXN	2,235,000	12/22/2033	Monthly	7	—	(610)	(617)
12 Mo. USD SOFR	4.97% Fixed	USD	1,015,000	11/25/2024	Semi-Annual	—	—	2,174	2,174
12 Mo. USD SOFR	4.47% Fixed	USD	2,100,000	12/20/2024	At Maturity	616	—	558	(58)
12 Mo. USD SOFR	4.38% Fixed	USD	525,000	01/10/2025	Semi-Annual	88	—	150	62
12 Mo. USD SOFR	4.36% Fixed	USD	360,000	01/21/2025	Annual	—	—	154	154
12 Mo. USD SOFR	4.39% Fixed	USD	240,000	01/21/2025	Annual	—	—	138	138
12 Mo. USD SOFR	4.34% Fixed	USD	595,000	01/29/2025	Semi-Annual	84	—	312	228
3 Mo. PLN WIBOR	5.20% Fixed	PLN	4,410,000	03/20/2025	Quarterly	—	—	(2,210)	(2,210)
8.12% Fixed	3 Mo. ZAR JIBAR	ZAR	14,075,000	03/20/2029	Quarterly	—	—	(1,561)	(1,561)
3 Mo. ZAR JIBAR	8.70% Fixed	ZAR	2,290,000	03/20/2031	Quarterly	—	—	617	617
3 Mo. ZAR JIBAR	9.30% Fixed	ZAR	10,750,000	03/20/2034	Quarterly	—	(1)	3,641	3,642
3 Mo. ZAR JIBAR	9.62% Fixed	ZAR	1,985,000	03/20/2034	Quarterly	—	—	2,920	2,920
3 Mo. ZAR JIBAR	9.26% Fixed	ZAR	1,705,000	03/20/2034	Quarterly	—	—	320	320
6 Mo. CLP CLICP	4.88% Fixed	CLP	333,555,000	03/20/2027	Semi-Annual	—	—	5,964	5,964
4.64% Fixed	6 Mo. CLP CLICP	CLP	81,840,000	03/20/2029	Semi-Annual	—	—	(1,107)	(1,107)
5.06% Fixed	6 Mo. CLP CLICP	CLP	124,840,000	03/20/2029	Semi-Annual	—	—	(4,207)	(4,207)
4.80% Fixed	6 Mo. CLP CLICP	CLP	414,060,000	03/20/2029	Semi-Annual	—	—	(8,682)	(8,682)
6 Mo. CZK PRIBOR	5.03% Fixed	CZK	29,440,000	03/20/2025	Quarterly	—	—	6,460	6,460
3.55% Fixed	6 Mo. CZK PRIBOR	CZK	3,105,000	03/20/2029	Annual	—	—	(576)	(576)
6 Mo. EUR EURIBOR	3.09% Fixed	EUR	505,000	03/20/2026	Semi-Annual	617	—	3,765	3,148
2.88% Fixed	6 Mo. EUR EURIBOR	EUR	310,000	03/20/2031	Annual	—	(1,445)	(8,563)	(7,118)
6 Mo. EUR EURIBOR	2.94% Fixed	EUR	115,000	03/20/2034	Semi-Annual	651	—	4,334	3,683
6 Mo. HUF BIBOR	6.48% Fixed	HUF	482,305,000	03/20/2026	Semi-Annual	—	—	15,544	15,544
5.98% Fixed	6 Mo. HUF BIBOR	HUF	482,270,000	03/20/2029	Annual	—	—	(20,494)	(20,494)
6 Mo. HUF BIBOR	6.34% Fixed	HUF	61,240,000	03/20/2031	Semi-Annual	—	—	5,927	5,927
6 Mo. HUF BIBOR	5.44% Fixed	HUF	17,960,000	03/20/2031	Semi-Annual	—	—	(853)	(853)
6 Mo. HUF BIBOR	5.43% Fixed	HUF	17,955,000	03/20/2031	Semi-Annual	—	—	(882)	(882)
6 Mo. HUF BIBOR	6.16% Fixed	HUF	92,960,000	03/20/2034	Semi-Annual	—	—	5,424	5,424
6 Mo. HUF BIBOR	6.16% Fixed	HUF	48,250,000	03/20/2034	Semi-Annual	—	—	2,764	2,764
6 Mo. PLN WIBOR	4.69% Fixed	PLN	3,500,000	03/20/2026	Semi-Annual	—	—	(3,806)	(3,806)
4.43% Fixed	6 Mo. PLN WIBOR	PLN	3,460,000	03/20/2029	Annual	—	—	1,856	1,856
4.46% Fixed	6 Mo. PLN WIBOR	PLN	1,375,000	03/20/2029	Annual	—	—	234	234
6 Mo. PLN WIBOR	4.67% Fixed	PLN	665,000	03/20/2031	Semi-Annual	—	—	1,702	1,702
6 Mo. PLN WIBOR	4.53% Fixed	PLN	390,000	03/20/2031	Semi-Annual	—	—	—	—
6 Mo. PLN WIBOR	4.63% Fixed	PLN	435,000	03/20/2034	Semi-Annual	—	—	248	248
BZDIOVRA	12.16% Fixed	BRL	570,730	01/02/2026	At Maturity	—	—	1,420	1,420
BZDIOVRA	10.13% Fixed	BRL	930,634	07/01/2026	At Maturity	—	—	1,688	1,688
BZDIOVRA	10.36% Fixed	BRL	695,896	07/01/2026	At Maturity	—	—	433	433
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	409	409
BZDIOVRA	11.00% Fixed	BRL	530,567	01/04/2027	At Maturity	—	—	3,727	3,727
BZDIOVRA	11.18% Fixed	BRL	426,067	01/04/2027	At Maturity	—	—	3,524	3,524
BZDIOVRA	10.62% Fixed	BRL	553,791	01/04/2027	At Maturity	—	—	2,772	2,772
BZDIOVRA	10.44% Fixed	BRL	797,711	01/04/2027	At Maturity	—	—	2,662	2,662
BZDIOVRA	10.05% Fixed	BRL	1,213,739	01/04/2027	At Maturity	—	—	2,083	2,083
BZDIOVRA	10.03% Fixed	BRL	711,331	01/04/2027	At Maturity	—	—	1,108	1,108
BZDIOVRA	10.13% Fixed	BRL	390,890	01/04/2027	At Maturity	—	—	140	140
BZDIOVRA	9.73% Fixed	BRL	863,709	01/04/2027	At Maturity	—	—	(55)	(55)
64

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BZDIOVRA	10.47% Fixed	BRL	695,590	07/01/2027	At Maturity	$ —	$ —	$ 2,158	$ 2,158
BZDIOVRA	11.85% Fixed	BRL	550,024	01/02/2029	At Maturity	—	—	9,747	9,747
BZDIOVRA	10.60% Fixed	BRL	281,837	01/02/2029	At Maturity	—	—	974	974
BZDIOVRA	10.34% Fixed	BRL	179,392	01/02/2029	At Maturity	2	—	550	548
10.08% Fixed	BZDIOVRA	BRL	496,747	01/02/2029	At Maturity	—	—	(8)	(8)
Total centrally cleared interest rate swaps contracts						$ 2,065	$ (1,446)	$ 45,829	$ 45,210

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
120,000	AUD	79,279	USD	CBK	03/20/2024	$ (424)
693,000	BRL	140,839	USD	GSC	02/05/2024	(1,050)
611,000	BRL	124,529	USD	MSC	02/05/2024	(1,280)
1,012,000	BRL	206,152	USD	BOA	02/05/2024	(2,016)
305,000	BRL	61,132	USD	BOA	02/09/2024	367
1,770,000	BRL	355,769	USD	SCB	03/04/2024	437
1,173,000	BRL	235,692	USD	UBS	03/04/2024	369
173,000	BRL	34,574	USD	BCLY	03/04/2024	241
90,000	BRL	18,173	USD	DEUT	03/04/2024	(61)
365,000	BRL	73,544	USD	BOA	03/04/2024	(90)
2,054,000	BRL	415,372	USD	GSC	03/04/2024	(2,014)
13,475,000	BRL	2,720,436	USD	MSC	03/04/2024	(8,648)
364,000	BRL	71,548	USD	DEUT	03/12/2024	1,639
690,000	BRL	134,977	USD	BCLY	04/03/2024	3,428
215,000	CAD	158,583	USD	BCLY	03/20/2024	1,437
60,000	CAD	44,502	USD	CIBC	03/20/2024	154
498,000	CAD	371,074	USD	MSC	03/20/2024	(423)
195,000	CAD	145,884	USD	GSC	03/20/2024	(750)
140,000	CAD	105,117	USD	UBS	03/20/2024	(918)
61,000,000	CLP	65,297	USD	GSC	03/20/2024	62
171,900,000	CLP	191,006	USD	DEUT	03/20/2024	(6,824)
1,064,000	CNH	148,551	USD	JPM	02/20/2024	(366)
709,000	CNH	98,564	USD	SCB	03/20/2024	372
35,000	CNH	4,897	USD	MSC	03/20/2024	(13)
284,000	CNH	39,730	USD	BNP	03/20/2024	(100)
1,162,000	CNH	163,049	USD	JPM	03/20/2024	(901)
1,272,000	CNH	179,296	USD	DEUT	03/20/2024	(1,797)
19,104,912	CNH	2,671,493	USD	UBS	03/20/2024	(5,542)
359,233,000	COP	86,250	USD	BOA	02/02/2024	5,967
172,993,000	COP	42,873	USD	MSC	03/18/2024	1,163
2,465,838,000	COP	610,783	USD	CBK	03/20/2024	16,696
774,318,000	COP	194,132	USD	BNP	03/20/2024	2,907
188,900,000	COP	46,112	USD	GSC	03/20/2024	1,957
169,800,000	COP	42,102	USD	BCLY	03/20/2024	1,107
405,000,000	COP	103,211	USD	SCB	03/20/2024	(151)
373,590,000	COP	92,130	USD	MSC	07/11/2024	967
510,000	CZK	22,582	USD	UBS	03/20/2024	(410)
3,400,000	CZK	148,707	USD	GSC	03/20/2024	(897)
1,790,000	CZK	79,730	USD	CBK	03/20/2024	(1,912)
2,080,000	CZK	92,802	USD	DEUT	03/20/2024	(2,377)
13,801,000	CZK	618,934	USD	BCLY	03/20/2024	(18,954)
4,628,000	CZK	197,314	USD	BOA	04/18/2024	3,808
51,000	EUR	54,641	USD	BOA	02/22/2024	526
110,000	EUR	118,713	USD	BMO	03/20/2024	417
467,000	EUR	505,782	USD	BNP	03/20/2024	(19)
51,000	EUR	55,862	USD	UBS	03/20/2024	(629)
106,000	EUR	115,767	USD	GSC	03/20/2024	(969)
159,000	EUR	173,285	USD	CBK	03/20/2024	(1,088)
98,000	EUR	107,862	USD	BCLY	03/20/2024	(1,728)
125,000	EUR	137,771	USD	BOA	03/20/2024	(2,396)
2,420,000	EUR	2,663,232	USD	DEUT	03/20/2024	(42,363)
106,000	EUR	114,188	USD	BCLY	05/14/2024	874
65

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
92,000	GBP	117,265	USD	JPM	03/20/2024	$ (627)
53,000	GBP	64,819	USD	BOA	03/27/2024	2,378
48,000	GBP	60,600	USD	BOA	05/31/2024	270
13,447,000	HUF	37,549	USD	BCLY	03/20/2024	128
4,100,000	HUF	11,465	USD	RBC	03/20/2024	22
48,173,000	HUF	136,439	USD	CBK	03/20/2024	(1,464)
86,780,000	HUF	246,044	USD	DEUT	03/20/2024	(2,898)
62,100,000	HUF	177,450	USD	JPM	03/20/2024	(3,454)
92,000,000	HUF	264,258	USD	BOA	03/20/2024	(6,486)
280,612,000	HUF	796,276	USD	UBS	03/20/2024	(10,037)
665,000,000	IDR	42,852	USD	RBS	03/20/2024	(728)
706,000,000	IDR	45,761	USD	GSC	03/20/2024	(1,040)
2,542,000,000	IDR	164,233	USD	DEUT	03/20/2024	(3,211)
4,061,000,000	IDR	263,189	USD	BNP	03/20/2024	(5,946)
21,896,827,000	IDR	1,396,036	USD	JPM	03/20/2024	(8,991)
793,000	ILS	208,778	USD	BOA	02/07/2024	8,658
325,000	ILS	88,344	USD	GSC	03/20/2024	910
444,000	ILS	110,668	USD	MSC	03/29/2024	11,307
12,000	ILS	3,153	USD	GSC	03/29/2024	144
23,699,000	INR	283,461	USD	UBS	03/20/2024	1,195
16,124,000	INR	193,000	USD	DEUT	03/20/2024	669
5,900,000	INR	70,707	USD	GSC	03/20/2024	160
7,400,000	INR	88,820	USD	BNP	03/20/2024	64
8,110,000	INR	97,376	USD	JPM	03/20/2024	35
17,150,000	KZT	36,858	USD	BOA	02/07/2024	1,227
15,750,000	KZT	33,820	USD	BOA	02/09/2024	1,139
33,000,000	KZT	69,328	USD	GSC	02/14/2024	3,829
75,100,000	KZT	163,703	USD	GSC	03/20/2024	1,341
1,020,000	MXN	58,271	USD	BCLY	03/20/2024	498
2,200,000	MXN	126,724	USD	BOA	03/20/2024	32
460,000	MXN	26,643	USD	DEUT	03/20/2024	(140)
1,120,000	MXN	65,133	USD	GSC	03/20/2024	(603)
1,173,000	MXN	68,873	USD	CBK	03/20/2024	(1,289)
2,620,000	MXN	153,018	USD	BNP	03/20/2024	(2,063)
1,450,000	MXN	78,037	USD	MSC	04/11/2024	5,224
7,135,000	MXN	403,483	USD	BCLY	05/06/2024	4,527
1,139,000	MXN	61,949	USD	BOA	05/14/2024	3,094
8,310,000	MXN	468,750	USD	MSC	05/24/2024	4,990
16,240,000	MXN	930,702	USD	CBK	05/24/2024	(4,885)
24,550,000	MXN	1,368,298	USD	GSC	07/24/2024	16,814
7,135,000	MXN	373,991	USD	CBK	11/06/2024	21,636
12,275,000	MXN	672,209	USD	MSC	11/25/2024	6,331
12,275,000	MXN	673,248	USD	BCLY	11/25/2024	5,291
18,300,000	MXN	1,007,598	USD	CBK	12/20/2024	(86)
9,150,000	MXN	504,911	USD	GSC	12/20/2024	(1,155)
9,150,000	MXN	505,051	USD	MSC	12/20/2024	(1,294)
8,610,000	MXN	482,393	USD	CBK	01/10/2025	(9,967)
6,024,000	MXN	328,346	USD	CBK	01/21/2025	1,605
4,016,000	MXN	220,914	USD	RBC	01/21/2025	(947)
10,040,000	MXN	550,243	USD	BOA	01/29/2025	(1,029)
590,000	MYR	129,244	USD	BNP	03/20/2024	(3,797)
2,333,000	MYR	501,237	USD	DEUT	03/20/2024	(5,187)
270,000	NZD	165,212	USD	GSC	03/20/2024	(164)
95,000	NZD	58,539	USD	SCB	03/20/2024	(467)
250,000	NZD	153,699	USD	DEUT	03/20/2024	(877)
85,000	NZD	53,369	USD	JPM	03/20/2024	(1,410)
335,000	NZD	208,782	USD	MSC	03/20/2024	(4,000)
569,000	NZD	354,359	USD	BNP	03/20/2024	(6,536)
55,000	PEN	14,595	USD	JPM	03/20/2024	(155)
45,000	PEN	12,068	USD	DEUT	03/20/2024	(253)
625,000	PEN	164,690	USD	BOA	03/20/2024	(597)
2,720,000	PHP	48,458	USD	GSC	03/20/2024	(107)
14,165,000	PHP	254,892	USD	JPM	03/20/2024	(3,095)
16,550,000	PHP	297,839	USD	BOA	03/20/2024	(3,644)
699,000	PLN	173,592	USD	GSC	03/20/2024	869
66

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
420,000	PLN	104,427	USD	BCLY	03/20/2024	$ 400
130,000	PLN	32,318	USD	JPM	03/20/2024	129
301,000	PLN	75,642	USD	DEUT	03/20/2024	(516)
6,822,000	PLN	1,734,206	USD	UBS	03/20/2024	(31,523)
120,000	RON	26,022	USD	UBS	03/20/2024	25
840,000	RON	184,543	USD	GSC	03/20/2024	(2,212)
3,166,000	RON	697,073	USD	DEUT	03/20/2024	(9,859)
3,303,000	RSD	30,911	USD	CBK	03/20/2024	(435)
9,135,000	THB	252,091	USD	MSC	02/07/2024	5,534
506,000	THB	14,544	USD	MSC	02/29/2024	(248)
7,680,000	THB	217,700	USD	GSC	03/20/2024	(374)
75,328,000	THB	2,134,955	USD	BCLY	03/20/2024	(3,340)
16,416,000	THB	468,520	USD	CBK	03/20/2024	(3,984)
5,470,000	THB	159,949	USD	JPM	03/20/2024	(5,160)
3,696,000	TRY	115,949	USD	GSC	03/20/2024	(10)
1,170,000	TRY	37,157	USD	BNP	03/20/2024	(456)
3,930,000	TRY	125,259	USD	UBS	03/20/2024	(1,982)
14,241,500	TRY	449,200	USD	BCLY	03/20/2024	(2,469)
2,518,000	ZAR	133,016	USD	BOA	02/15/2024	1,302
2,020,000	ZAR	106,042	USD	GSC	03/20/2024	1,395
1,760,000	ZAR	93,194	USD	BNP	03/20/2024	415
500,000	ZAR	26,338	USD	RBC	03/20/2024	255
293,000	ZAR	15,704	USD	JPM	03/20/2024	(121)
780,000	ZAR	42,283	USD	MSC	03/20/2024	(797)
1,120,000	ZAR	61,073	USD	DEUT	03/20/2024	(1,504)
22,285,000	ZAR	1,213,021	USD	BCLY	03/20/2024	(27,754)
78,961	USD	120,000	AUD	RBC	03/20/2024	107
236,301	USD	1,173,000	BRL	UBS	02/05/2024	(311)
28,988	USD	147,000	BRL	BOA	02/05/2024	(664)
109,417	USD	556,000	BRL	BCLY	02/05/2024	(2,737)
85,938	USD	440,000	BRL	MSC	02/05/2024	(2,817)
35,594	USD	179,000	BRL	DEUT	02/09/2024	(499)
169,254	USD	830,000	BRL	CBK	03/04/2024	2,220
185,072	USD	910,000	BRL	MSC	03/04/2024	1,938
206,171	USD	1,016,000	BRL	DEUT	03/04/2024	1,705
199,905	USD	987,000	BRL	GSC	03/04/2024	1,276
55,792	USD	275,000	BRL	UBS	03/04/2024	450
99,135	USD	493,000	BRL	MSC	04/08/2024	303
32,969	USD	163,000	BRL	BOA	04/10/2024	300
104,167	USD	520,000	BRL	MSC	07/11/2024	1,014
16,154	USD	82,000	BRL	BOA	07/25/2024	(87)
10,442	USD	14,000	CAD	BNP	03/15/2024	23
136,522	USD	180,000	CAD	DEUT	03/20/2024	2,552
291,503	USD	390,000	CAD	UBS	03/20/2024	1,234
56,172	USD	75,000	CAD	BCLY	03/20/2024	351
30,050	USD	40,000	CAD	BNP	03/20/2024	279
41,007	USD	55,000	CAD	GSC	03/20/2024	72
221,457	USD	300,000	CAD	RBC	03/20/2024	(1,826)
334,753	USD	300,540,000	CLP	BOA	03/20/2024	12,741
80,114	USD	73,100,000	CLP	CBK	03/20/2024	1,791
88,189	USD	636,000	CNH	DEUT	02/05/2024	(307)
25,090	USD	181,000	CNH	JPM	02/20/2024	(118)
4,991	USD	36,000	CNH	DEUT	02/23/2024	(24)
167,749	USD	1,188,000	CNH	JPM	03/20/2024	1,973
126,406	USD	901,000	CNH	SCB	03/20/2024	678
258,820	USD	1,850,000	CNH	BNP	03/20/2024	666
72,711	USD	520,000	CNH	BCLY	03/20/2024	149
29,443	USD	211,000	CNH	DEUT	03/20/2024	—
110,203	USD	433,318,000	COP	MSC	02/02/2024	(1,033)
66,844	USD	266,400,000	COP	DEUT	03/20/2024	(946)
138,484	USD	551,375,000	COP	BNP	03/20/2024	(1,823)
91,497	USD	368,000,000	COP	GSC	03/20/2024	(2,148)
159,373	USD	638,510,000	COP	BOA	03/20/2024	(3,108)
361,105	USD	1,444,403,000	COP	CBK	03/20/2024	(6,450)
134,257	USD	3,030,000	CZK	GSC	03/20/2024	2,532
67

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
142,973	USD	3,260,000	CZK	BNP	03/20/2024	$ 1,248
58,210	USD	1,340,000	CZK	BOA	03/20/2024	(45)
143,668	USD	131,000	EUR	BOA	02/22/2024	1,962
3,801,091	USD	3,454,000	EUR	DEUT	03/20/2024	60,396
448,528	USD	403,000	EUR	BNP	03/20/2024	12,077
400,018	USD	366,000	EUR	GSC	03/20/2024	3,639
196,477	USD	179,000	EUR	CBK	03/20/2024	2,619
49,811	USD	45,000	EUR	TDB	03/20/2024	1,076
45,076	USD	41,000	EUR	BCLY	03/20/2024	673
60,215	USD	55,000	EUR	JPM	03/20/2024	650
83,800	USD	77,000	EUR	SSG	03/20/2024	408
6,574	USD	6,000	EUR	MSC	03/20/2024	76
155,527	USD	145,000	EUR	BOA	03/25/2024	(1,541)
284,570	USD	223,000	GBP	MSC	03/20/2024	1,850
18,932	USD	15,000	GBP	BOA	03/27/2024	(87)
132,883	USD	47,559,000	HUF	BOA	02/15/2024	(821)
174,301	USD	61,500,000	HUF	GSC	03/20/2024	1,986
192,875	USD	68,386,000	HUF	JPM	03/20/2024	1,266
41,020	USD	14,600,000	HUF	MSC	03/20/2024	113
49,944	USD	17,900,000	HUF	BNP	03/20/2024	(209)
96,936	USD	34,900,000	HUF	UBS	03/20/2024	(849)
198,455	USD	74,639,000	HUF	CBK	04/18/2024	(10,266)
123,348	USD	1,923,000,000	IDR	BOA	03/20/2024	1,537
139,472	USD	2,178,000,000	IDR	BNP	03/20/2024	1,508
89,660	USD	1,408,000,000	IDR	DEUT	03/20/2024	471
196,799	USD	793,000	ILS	BOA	02/07/2024	(20,637)
248,647	USD	935,000	ILS	BOA	03/20/2024	(8,129)
2,988	USD	12,000	ILS	GSC	03/29/2024	(309)
110,544	USD	444,000	ILS	MSC	03/29/2024	(11,431)
44,999	USD	3,770,000	INR	GSC	03/11/2024	(306)
150,293	USD	12,510,000	INR	BNP	03/20/2024	32
104,478	USD	8,710,000	INR	CBK	03/20/2024	(141)
36,637	USD	3,066,000	INR	GSC	03/20/2024	(189)
146,564	USD	12,220,000	INR	DEUT	03/20/2024	(214)
95,863	USD	8,063,000	INR	BOA	04/12/2024	(886)
34,041	USD	2,855,000	INR	UBS	05/13/2024	(171)
81,898	USD	109,800,000	KRW	JPM	03/20/2024	(609)
34,875	USD	17,150,000	KZT	GSC	02/07/2024	(3,210)
32,012	USD	15,750,000	KZT	GSC	02/09/2024	(2,947)
70,362	USD	33,000,000	KZT	BOA	02/14/2024	(2,794)
458,489	USD	7,810,000	MXN	CBK	03/20/2024	8,504
175,508	USD	3,026,000	MXN	DEUT	03/20/2024	1,161
243,541	USD	4,210,000	MXN	SSG	03/20/2024	975
104,511	USD	1,797,000	MXN	GSC	03/20/2024	974
24,052	USD	416,000	MXN	MSC	03/20/2024	83
104,344	USD	1,828,000	MXN	BCLY	03/20/2024	(980)
89,470	USD	1,570,000	MXN	JPM	03/20/2024	(988)
61,797	USD	1,094,000	MXN	BOA	03/20/2024	(1,235)
71,842	USD	1,341,000	MXN	BOA	03/27/2024	(5,334)
48,039	USD	904,000	MXN	UBS	04/11/2024	(3,869)
385,467	USD	7,135,000	MXN	CBK	05/06/2024	(22,543)
42,865	USD	769,000	MXN	DEUT	05/07/2024	(1,102)
693,209	USD	12,275,000	MXN	BCLY	05/24/2024	(6,569)
692,154	USD	12,275,000	MXN	MSC	05/24/2024	(7,624)
520,330	USD	9,150,000	MXN	MSC	06/20/2024	1,100
520,182	USD	9,150,000	MXN	GSC	06/20/2024	952
1,038,003	USD	18,300,000	MXN	CBK	06/20/2024	(457)
496,970	USD	8,610,000	MXN	CBK	07/10/2024	10,040
227,561	USD	4,016,000	MXN	RBC	07/19/2024	787
338,142	USD	6,024,000	MXN	CBK	07/19/2024	(2,020)
686,425	USD	12,275,000	MXN	BCLY	07/24/2024	(6,130)
685,352	USD	12,275,000	MXN	MSC	07/24/2024	(7,204)
566,432	USD	10,040,000	MXN	BOA	07/29/2024	453
392,108	USD	7,135,000	MXN	BCLY	11/06/2024	(3,518)
902,909	USD	16,240,000	MXN	CBK	11/25/2024	5,192
68

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
455,562	USD	8,310,000	MXN	MSC	11/25/2024	$ (3,800)
84,896	USD	400,000	MYR	DEUT	03/20/2024	(153)
3,727	USD	6,000	NZD	MSC	03/18/2024	59
675,413	USD	1,100,000	NZD	DEUT	03/20/2024	2,998
71,441	USD	115,000	NZD	MSC	03/20/2024	1,143
344,786	USD	1,293,000	PEN	CBK	03/20/2024	5,308
69,203	USD	259,000	PEN	BOA	03/20/2024	1,202
80,496	USD	305,000	PEN	SCB	03/20/2024	418
266	USD	1,000	PEN	DEUT	03/20/2024	3
335,867	USD	18,760,000	PHP	BOA	03/20/2024	2,387
78,227	USD	4,360,000	PHP	JPM	03/20/2024	724
154,235	USD	610,000	PLN	BOA	03/20/2024	1,987
56,618	USD	225,000	PLN	DEUT	03/20/2024	461
137,321	USD	550,000	PLN	BCLY	03/20/2024	48
53,287	USD	215,000	PLN	GSC	03/20/2024	(375)
139,074	USD	560,000	PLN	BNP	03/20/2024	(695)
114,016	USD	473,000	PLN	BCLY	05/14/2024	(3,933)
165,982	USD	760,000	RON	GSC	03/20/2024	1,015
67,789	USD	310,000	RON	BCLY	03/20/2024	500
108,765	USD	502,000	RON	CBK	03/20/2024	(200)
269,682	USD	9,242,000	THB	SCB	03/20/2024	8,154
424,652	USD	14,743,000	THB	BOA	03/20/2024	7,459
803,626	USD	28,170,000	THB	BCLY	03/20/2024	6,479
350,872	USD	12,330,000	THB	UBS	03/20/2024	1,961
147,155	USD	4,658,000	TRY	GSC	03/20/2024	1,041
52,385	USD	1,878,000	TRY	BOA	07/09/2024	(138)
57,449	USD	2,306,000	UYU	GSC	04/15/2024	(1,086)
57,664	USD	2,306,000	UYU	CBK	05/13/2024	(686)
118,016	USD	4,767,000	UYU	CBK	06/11/2024	(2,105)
68,306	USD	1,290,000	ZAR	BNP	03/20/2024	(305)
224,452	USD	4,310,000	ZAR	GSC	03/20/2024	(4,783)
Total foreign currency contracts						$ (116,758)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
69

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 10,416,998	$ —	$ 10,416,998	$ —
Foreign Government Obligations	20,230,346	—	20,230,346	—
Short-Term Investments	505,221	—	505,221	—
Purchased Options	108,149	—	108,149	—
Foreign Currency Contracts(2)	360,246	—	360,246	—
Futures Contracts(2)	37,445	37,445	—	—
Swaps - Interest Rate(2)	135,057	—	135,057	—
Total	$ 31,793,462	$ 37,445	$ 31,756,017	$ —
Liabilities
Foreign Currency Contracts(2)	$ (477,004)	$ —	$ (477,004)	$ —
Futures Contracts(2)	(28,475)	(28,475)	—	—
Swaps - Credit Default(2)	(2,791)	—	(2,791)	—
Swaps - Interest Rate(2)	(75,548)	—	(75,548)	—
Written Options	(64,834)	—	(64,834)	—
Total	$ (648,652)	$ (28,475)	$ (620,177)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
70

The Hartford Equity Income Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Banks - 7.8%
921,585	JP Morgan Chase & Co.	$ 160,687,561
540,095	M&T Bank Corp.	74,587,120
5,403,064	New York Community Bancorp, Inc.	34,957,824
3,413,411	Regions Financial Corp.	63,728,383
631,051	Royal Bank of Canada	61,586,672
		395,547,560
	Capital Goods - 7.0%
818,673	Emerson Electric Co.	75,096,874
307,491	General Dynamics Corp.	81,482,040
204,427	Honeywell International, Inc.	41,347,405
930,443	Johnson Controls International PLC	49,025,042
275,094	L3Harris Technologies, Inc.	57,335,092
277,676	Siemens AG	49,710,625
		353,997,078
	Consumer Discretionary Distribution & Retail - 2.2%
1,341,055	LKQ Corp.	62,587,037
223,401	Tractor Supply Co.	50,175,864
		112,762,901
	Consumer Durables & Apparel - 1.0%
340,542	Lennar Corp. Class A	51,030,219
	Energy - 8.6%
1,281,202	ConocoPhillips	143,328,068
2,569,315	Coterra Energy, Inc.	63,924,557
117,502	Diamondback Energy, Inc.	18,064,758
546,819	Enbridge, Inc.	19,416,965
1,024,693	EOG Resources, Inc.	116,599,816
504,801	Phillips 66	72,847,832
		434,181,996
	Equity Real Estate Investment Trusts (REITs) - 5.8%
803,320	Crown Castle, Inc. REIT	86,959,390
1,844,665	Gaming & Leisure Properties, Inc. REIT	84,208,957
2,554,977	Host Hotels & Resorts, Inc. REIT	49,106,658
2,172,855	Weyerhaeuser Co. REIT	71,204,458
		291,479,463
	Financial Services - 8.3%
585,460	Ares Management Corp. Class A	71,121,681
1,480,577	Equitable Holdings, Inc.	48,400,062
160,095	Goldman Sachs Group, Inc.	61,478,081
682,874	Intercontinental Exchange, Inc.	86,950,346
766,870	Morgan Stanley	66,901,739
756,078	Raymond James Financial, Inc.	83,304,674
		418,156,583
	Food, Beverage & Tobacco - 6.7%
913,656	Archer-Daniels-Midland Co.	50,781,001
738,312	Kellanova	40,429,965
1,962,751	Keurig Dr Pepper, Inc.	61,708,892
467,002	Pernod Ricard SA	76,581,579
1,213,111	Philip Morris International, Inc.	110,211,134
		339,712,571
	Health Care Equipment & Services - 4.5%
211,519	Becton Dickinson & Co.	50,512,852
137,635	Elevance Health, Inc.	67,914,615
211,395	UnitedHealth Group, Inc.	108,179,277
		226,606,744
	Household & Personal Products - 3.1%
3,243,935	Kenvue, Inc.	67,344,091
1,838,622	Unilever PLC ADR	89,522,505
		156,866,596
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Insurance - 4.8%
199,422	Allstate Corp.	$ 30,960,266
945,273	American International Group, Inc.	65,705,926
212,191	Chubb Ltd.	51,986,795
1,375,100	MetLife, Inc.	95,321,932
		243,974,919
	Materials - 5.8%
3,464,864	Barrick Gold Corp.	54,051,878
292,528	Celanese Corp.	42,793,921
511,603	LyondellBasell Industries NV Class A	48,152,074
337,146	PPG Industries, Inc.	47,551,072
1,473,765	Rio Tinto PLC ADR	102,087,702
		294,636,647
	Media & Entertainment - 0.5%
295,035	Omnicom Group, Inc.	26,665,263
	Pharmaceuticals, Biotechnology & Life Sciences - 13.3%
955,705	AstraZeneca PLC ADR	63,688,181
1,104,464	Gilead Sciences, Inc.	86,435,353
815,931	Johnson & Johnson	129,651,436
1,470,810	Merck & Co., Inc.	177,644,432
5,512,630	Pfizer, Inc.	149,282,020
230,251	Roche Holding AG	65,556,225
		672,257,647
	Semiconductors & Semiconductor Equipment - 2.8%
29,551	Broadcom, Inc.	34,870,180
273,821	NXP Semiconductors NV	57,658,488
338,714	QUALCOMM, Inc.	50,302,416
		142,831,084
	Software & Services - 0.9%
498,032	Amdocs Ltd.	45,659,574
	Technology Hardware & Equipment - 4.4%
2,001,665	Cisco Systems, Inc.	100,443,550
1,904,232	Corning, Inc.	61,868,498
437,376	TE Connectivity Ltd.	62,190,493
		224,502,541
	Telecommunication Services - 0.8%
249,172	T-Mobile U.S., Inc.	40,174,002
	Transportation - 2.5%
422,320	Canadian National Railway Co.	52,389,103
526,079	United Parcel Service, Inc. Class B	74,650,610
		127,039,713
	Utilities - 7.9%
984,756	American Electric Power Co., Inc.	76,948,834
682,330	Atmos Energy Corp.	77,744,680
1,236,599	Dominion Energy, Inc.	56,537,306
2,158,067	Exelon Corp.	75,122,312
690,324	NextEra Energy, Inc.	40,473,696
1,047,058	Sempra	74,927,471
		401,754,299
	Total Common Stocks (cost $4,217,787,552)	$ 4,999,837,400

71

The Hartford Equity Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 16,480,826	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $16,483,252; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $16,810,453		$ 16,480,826
	Total Short-Term Investments (cost $16,480,826)		$ 16,480,826
	Total Investments (cost $4,234,268,378)	99.0%	$ 5,016,318,226
	Other Assets and Liabilities	1.0%	50,903,596
	Total Net Assets	100.0%	$ 5,067,221,822
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 395,547,560	$ 395,547,560	$ —	$ —
Capital Goods	353,997,078	304,286,453	49,710,625	—
Consumer Discretionary Distribution & Retail	112,762,901	112,762,901	—	—
Consumer Durables & Apparel	51,030,219	51,030,219	—	—
Energy	434,181,996	434,181,996	—	—
Equity Real Estate Investment Trusts (REITs)	291,479,463	291,479,463	—	—
Financial Services	418,156,583	418,156,583	—	—
Food, Beverage & Tobacco	339,712,571	263,130,992	76,581,579	—
Health Care Equipment & Services	226,606,744	226,606,744	—	—
Household & Personal Products	156,866,596	156,866,596	—	—
Insurance	243,974,919	243,974,919	—	—
Materials	294,636,647	294,636,647	—	—
Media & Entertainment	26,665,263	26,665,263	—	—
Pharmaceuticals, Biotechnology & Life Sciences	672,257,647	606,701,422	65,556,225	—
Semiconductors & Semiconductor Equipment	142,831,084	142,831,084	—	—
Software & Services	45,659,574	45,659,574	—	—
Technology Hardware & Equipment	224,502,541	224,502,541	—	—
Telecommunication Services	40,174,002	40,174,002	—	—
Transportation	127,039,713	127,039,713	—	—
Utilities	401,754,299	401,754,299	—	—
Short-Term Investments	16,480,826	—	16,480,826	—
Total	$ 5,016,318,226	$ 4,807,988,971	$ 208,329,255	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
72

The Hartford Floating Rate Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
	Other Asset-Backed Securities - 1.0%
$ 3,275,000	Ares XXXIIR CLO Ltd. 7.64%, 05/15/2030, 3 mo. USD Term SOFR + 2.26%(1)(2)	$ 3,296,942
350,000	BlueMountain CLO XXVIII Ltd. 7.08%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	348,405
2,465,397	Carlyle Global Market Strategies CLO Ltd. 7.13%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,462,981
1,165,000	Carlyle U.S. CLO Ltd. 7.23%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,166,114
985,190	Dryden 36 Senior Loan Fund 6.60%, 04/15/2029, 3 mo. USD Term SOFR + 1.28%(1)(2)	985,246
2,650,000	Octagon 57 Ltd. 7.23%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,644,798
1,650,000	Sound Point CLO XVII Ltd. 7.18%, 10/20/2030, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,648,789
	Total Asset & Commercial Mortgage-Backed Securities (cost $12,049,913)	$ 12,553,275
CONVERTIBLE BONDS - 0.3%
	Airlines - 0.3%
3,925,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 3,169,541
	Total Convertible Bonds (cost $3,392,767)	$ 3,169,541
CORPORATE BONDS - 5.2%
	Aerospace/Defense - 0.1%
1,185,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$ 1,242,858
	Apparel - 0.1%
655,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	660,376
	Chemicals - 0.2%
2,325,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	2,225,886
	Commercial Banks - 0.3%
	Freedom Mortgage Corp.
1,200,000	12.00%, 10/01/2028(1)	1,317,090
2,450,000	12.25%, 10/01/2030(1)	2,731,463
		4,048,553
	Commercial Services - 0.7%
1,900,000	Cimpress PLC 7.00%, 06/15/2026	1,871,500
EUR 1,750,000	Verisure Holding AB 3.25%, 02/15/2027(3)	1,816,900
$ 9,805,000	WW International, Inc. 4.50%, 04/15/2029(1)	4,706,400
		8,394,800
	Diversified Financial Services - 0.9%
3,860,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	3,854,712
595,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	626,238
1,175,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	1,192,660
	Nationstar Mortgage Holdings, Inc.
2,040,000	5.00%, 02/01/2026(1)	1,988,097
2,650,000	7.13%, 02/01/2032(1)	2,628,286
5,385,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(4)	382,335
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.2% - (continued)
	Diversified Financial Services - 0.9% - (continued)
	United Wholesale Mortgage LLC
$ 700,000	5.50%, 11/15/2025(1)	$ 691,377
490,000	5.75%, 06/15/2027(1)	480,851
		11,844,556
	Electrical Components & Equipment - 0.1%
EUR 945,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	903,993
	Entertainment - 0.1%
$ 875,000	Banijay Entertainment SASU 8.13%, 05/01/2029(1)	904,981
875,000	Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 07/01/2025(1)	876,674
		1,781,655
	Gas - 0.1%
670,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	688,834
	Home Builders - 0.1%
1,345,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	1,345,000
	Household Products/Wares - 0.0%
EUR 285,000	Spectrum Brands, Inc. 4.00%, 10/01/2026(3)	303,380
	Insurance - 0.0%
$ 250,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	260,301
	Internet - 0.5%
1,145,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	1,238,031
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,950,271
875,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	828,223
EUR 2,695,000	United Group BV 8.15%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	2,903,837
		6,920,362
	Leisure Time - 0.3%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,097,972
EUR 1,155,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(1)	1,302,818
		3,400,790
	Lodging - 0.1%
$ 1,375,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,358,280
	Media - 0.1%
1,245,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	1,266,120
	Office/Business Equipment - 0.2%
2,625,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	2,562,843
	Oil & Gas - 0.3%
2,325,000	Matador Resources Co. 6.88%, 04/15/2028(1)	2,380,847
1,325,000	Vital Energy, Inc. 9.75%, 10/15/2030	1,408,827
		3,789,674
	Pharmaceuticals - 0.1%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,210,146
EUR 653,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	703,735
		1,913,881

73

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.2% - (continued)
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 2,385,000	4.80%, 08/06/2030(3)(4)	$ 181,856
370,000	5.63%, 01/14/2030(3)(4)	27,543
		209,399
	Retail - 0.7%
770,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(5)	731,342
EUR 1,180,000	Burger King France SAS 8.65%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	1,283,223
$ 1,015,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	1,041,491
1,905,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	1,836,623
4,250,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	2,742,260
775,000	Staples, Inc. 7.50%, 04/15/2026(1)	725,437
		8,360,376
	Software - 0.0%
200,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	175,946
	Telecommunications - 0.2%
EUR 1,750,000	Altice France SA 4.13%, 01/15/2029(3)	1,437,766
$ 800,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	678,248
		2,116,014
	Total Corporate Bonds (cost $75,087,992)	$ 65,773,877
SENIOR FLOATING RATE INTERESTS - 89.0%(6)
	Advertising - 1.0%
6,516,923	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 6,526,111
1,850,000	Clear Channel Outdoor Holdings, Inc. 9.07%, 08/21/2026, 3 mo. USD Term SOFR + 3.50%	1,827,874
3,570,000	Wood Mackenzie Ltd. 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 4.00%(7)	3,561,075
		11,915,060
	Aerospace/Defense - 1.2%
3,765,563	Barnes Group, Inc. 8.43%, 09/03/2030, 1 mo. USD Term SOFR + 3.00%	3,762,437
3,278,128	Spirit Aerosystems, Inc. 9.56%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	3,274,719
	TransDigm, Inc.
4,200,589	8.60%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	4,202,396
3,760,000	8.60%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	3,763,083
		15,002,635
	Airlines - 1.8%
9,468,770	Air Canada 9.14%, 08/11/2028, 3 mo. USD Term SOFR + 3.50%	9,467,255
1,449,250	American Airlines, Inc. 10.33%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	1,482,858
6,982,500	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	7,188,344
4,702,500	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	4,805,626
		22,944,083
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Apparel - 0.9%
$ 3,934,476	Crocs, Inc. 8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	$ 3,933,020
6,727,483	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	6,685,436
		10,618,456
	Auto Parts & Equipment - 2.0%
EUR 4,232,826	Clarios Global LP 7.10%, 04/30/2026, 1 mo. EURIBOR + 3.25%	4,576,337
	First Brands Group LLC
$ 14,091,858	10.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	14,062,547
6,430,000	14.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	6,237,100
		24,875,984
	Beverages - 0.3%
EUR 3,500,000	Pegasus BidCo BV 0.00%, 07/12/2029, 3 mo. EURIBOR + 3.75%(7)	3,782,829
	Chemicals - 1.1%
$ 1,995,000	Chemours Co. 8.83%, 08/18/2028, 1 mo. USD Term SOFR + 3.50%	1,986,521
EUR 2,850,000	Ineos Finance PLC 0.00%, 01/31/2031, 1 mo. EURIBOR + 4.25%(7)	3,049,196
$ 2,530,000	Ineos U.S. Finance LLC 0.00%, 01/31/2031, 3 mo. USD Term SOFR + 3.75%(7)	2,504,700
1,749,950	Nouryon Finance BV 9.47%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	1,745,943
4,784,496	SCIH Salt Holdings, Inc. 9.45%, 03/16/2027, 1 mo. USD Term SOFR + 4.00%	4,768,946
		14,055,306
	Commercial Services - 6.9%
5,025,000	Allied Universal Holdco LLC 9.18%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	4,959,072
2,182,017	APX Group, Inc. 8.70%, 07/10/2028, U.S. (Fed) Prime Rate + 2.25%	2,178,613
1,393,905	AVSC Holding Corp. 8.68%, 03/03/2025, 1 mo. USD Term SOFR + 3.25%	1,370,292
	Belron Finance U.S. LLC
2,182,625	7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	2,185,353
1,091,091	7.83%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	1,088,822
EUR 8,375,000	Belron Luxembourg SARL 6.38%, 04/13/2028, 3 mo. EURIBOR + 2.43%	9,054,304
$ 2,644,194	Creative Artists Agency LLC 8.83%, 11/27/2028, 1 mo. USD Term SOFR + 3.50%	2,643,454
	Fugue Finance BV
EUR 375,000	8.21%, 01/31/2028, 3 mo. EURIBOR + 4.25%	406,134
$ 4,192,181	9.39%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	4,196,834
5,360,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(7)	5,354,426
	OMNIA Partners LLC
4,337,535	9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	4,345,689
407,465	9.57%, 07/25/2030, 1 mo. USD Term SOFR + 3.75%	408,231
1,655,000	R1 RCM, Inc. 0.00%, 06/21/2029, 1 mo. USD Term SOFR + 3.00%(7)	1,657,069

74

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Commercial Services - 6.9% - (continued)
	Ryan LLC
$ 433,333	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(8)	$ 433,199
4,116,667	9.83%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	4,115,391
	TMF Group Holding BV
EUR 1,420,000	0.00%, 05/03/2028, 3 mo. EURIBOR + 3.75%(7)	1,536,190
$ 2,840,000	10.32%, 05/03/2028, 3 mo. USD Term SOFR + 5.00%	2,847,100
	Trans Union LLC
4,841,639	7.19%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	4,831,568
1,879,874	7.70%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	1,877,994
EUR 10,685,000	Verisure Holding AB 6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	11,493,240
$ 3,035,000	Wand NewCo 3, Inc. 0.00%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%(7)	3,035,000
3,570,000	WestJet Loyalty LP 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 4.00%(7)	3,534,300
11,277,738	WEX, Inc. 7.33%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	11,244,807
3,925,306	WW International, Inc. 8.95%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	2,286,491
		87,083,573
	Construction Materials - 1.9%
	Chamberlain Group, Inc.
2,145,000	0.00%, 11/03/2028, 1 mo. USD Term SOFR + 3.75%(7)	2,131,594
3,470,665	8.68%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	3,428,740
1,300,000	CP Atlas Buyer, Inc. 0.00%, 11/23/2027, 1 mo. USD Term SOFR + 3.50%(7)	1,259,505
3,085,021	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	3,084,249
261,749	Oscar AcquisitionCo LLC 9.95%, 04/29/2029, 3 mo. USD Term SOFR + 4.50%	259,459
5,320,259	Standard Industries, Inc. 7.70%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	5,313,608
7,556,532	Tamko Building Products LLC 8.87%, 09/20/2030, 3 mo. USD Term SOFR + 3.50%	7,559,706
802,735	Wilsonart LLC 8.70%, 12/31/2026, 3 mo. USD Term SOFR + 3.25%	800,953
		23,837,814
	Distribution/Wholesale - 1.2%
11,170,384	American Builders & Contractors Supply Co., Inc. 7.43%, 02/29/2024, 1 mo. USD Term SOFR + 2.00%	11,142,458
3,391,500	Windsor Holdings III LLC 9.85%, 08/01/2030, 1 mo. USD Term SOFR + 4.50%	3,391,025
		14,533,483
	Diversified Financial Services - 3.4%
10,216,920	Aretec Group, Inc. 9.93%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	10,207,010
	Blackhawk Network Holdings, Inc.
10,984,955	8.14%, 06/15/2025, 3 mo. USD Term SOFR + 2.75%	10,957,492
3,010,000	12.43%, 06/15/2026, 1 mo. USD Term SOFR + 7.00%	2,949,800
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Diversified Financial Services - 3.4% - (continued)
$ 1,280,766	Deerfield Dakota Holding LLC 9.10%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	$ 1,256,752
4,514,353	Fleetcor Technologies Operating Co. LLC 7.18%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	4,500,268
5,330,896	HighTower Holdings LLC 9.59%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	5,314,264
2,825,000	Russell Investments U.S. Institutional Holdco, Inc. 8.93%, 05/30/2025, 1 mo. USD Term SOFR + 3.50%	2,646,686
4,680,000	Setanta Aircraft Leasing Designated Activity Co. 7.61%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	4,680,000
		42,512,272
	Electric - 0.3%
	Kohler Energy Co. LLC
2,000,000	0.00%, 01/30/2031, 1 mo. USD Term SOFR + 4.75%(7)	1,945,000
EUR 2,000,000	0.00%, 01/30/2031, 1 mo. EURIBOR + 4.75%(7)	2,096,558
		4,041,558
	Electronics - 1.0%
$ 9,344,015	II-VI, Inc. 8.20%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	9,285,615
1,077,354	Ingram Micro, Inc. 8.61%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	1,075,113
2,188,490	Roper Industrial Products Investment Company LLC 9.35%, 11/22/2029, 3 mo. USD Term SOFR + 4.00%	2,188,687
		12,549,415
	Engineering & Construction - 0.2%
2,810,678	Fluidra SA 7.36%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	2,800,138
	Entertainment - 7.9%
2,043,873	888 Acquisitions Ltd. 10.82%, 07/01/2028, 6 mo. USD Term SOFR + 5.25%	1,989,486
	Banijay Entertainment SAS
2,000,000	0.00%, 03/01/2028, 1 mo. USD Term SOFR + 3.75%(7)	2,000,000
EUR 1,445,000	8.41%, 03/01/2028, 3 mo. EURIBOR + 4.50%	1,564,954
$ 13,309,425	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	13,285,601
1,335,000	Caesars Entertainment, Inc. 0.00%, 01/24/2031, 1 mo. USD Term SOFR + 2.75%(7)	1,331,663
10,315,766	Cinemark USA, Inc. 9.09%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	10,305,037
2,276,240	Crown Finance U.S., Inc. 6.82%, 02/29/2024, 1 mo. USD Term SOFR + 1.50%	2,298,434
5,260,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	5,252,110
11,278,361	Great Canadian Gaming Corp. 9.63%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	11,283,098
3,093,212	Maverick Gaming LLC 13.15%, 09/03/2026, 3 mo. USD Term SOFR + 7.50%	2,103,384
EUR 2,080,000	Motion Finco SARL 7.93%, 11/12/2029, 3 mo. EURIBOR + 4.00%	2,238,618

75

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Entertainment - 7.9% - (continued)
$ 6,575,000	Ontario Gaming GTA LP 9.60%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	$ 6,578,550
2,049,851	PENN Entertainment, Inc. 8.18%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	2,043,086
18,624,975	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	18,603,742
11,759,984	William Morris Endeavor Entertainment LLC 8.20%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	11,747,165
5,995,000	WMG Acquisition Corp. 7.34%, 01/24/2031, 1 mo. USD Term SOFR + 2.00%	5,976,296
		98,601,224
	Environmental Control - 0.8%
	Filtration Group Corp.
4,795,988	8.95%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	4,791,192
4,863,250	9.70%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	4,865,390
		9,656,582
	Food - 1.3%
	CHG PPC Parent LLC
EUR 820,000	8.35%, 12/08/2028, 1 mo. EURIBOR + 4.50%	891,341
$ 634,004	8.45%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	632,026
EUR 8,820,000	Froneri International Ltd. 5.99%, 01/29/2027, 6 mo. EURIBOR + 2.13%	9,504,801
$ 5,309,136	U.S. Foods, Inc. 7.45%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	5,307,808
		16,335,976
	Food Service - 0.8%
10,329,938	Aramark Services, Inc. 7.95%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	10,306,695
	Healthcare - Products - 2.3%
EUR 3,919,599	Avantor Funding, Inc. 6.35%, 06/12/2028, 1 mo. EURIBOR + 2.50%	4,228,838
	Bausch & Lomb Corp.
$ 2,591,302	8.68%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	2,529,293
6,743,100	9.33%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	6,608,238
3,129,651	Insulet Corp. 8.33%, 02/29/2024, 1 mo. USD Term SOFR + 3.25%	3,131,215
1,296,589	Medline Borrower LP 8.45%, 10/23/2028, 1 mo. USD Term SOFR + 3.00%	1,293,750
10,948,609	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	10,947,076
		28,738,410
	Healthcare - Services - 1.3%
	ADMI Corp.
2,154,342	8.82%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	2,046,087
1,417,748	9.20%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	1,355,126
4,814,891	Envision Healthcare Corp. 0.00%, 10/10/2025, 3 mo. USD Term SOFR(4)(9)	24,074
	EyeCare Partners LLC
1,146,617	9.32%, 02/18/2027, 3 mo. USD Term SOFR + 3.75%	588,788
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Healthcare - Services - 1.3% - (continued)
$ 2,215,000	12.32%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	$ 672,806
3,688,196	ICON Luxembourg SARL 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	3,689,856
EUR 1,691,260	IQVIA, Inc. 5.93%, 06/11/2025, 3 mo. EURIBOR + 2.00%	1,832,698
$ 874,474	Pediatric Associates Holding Co. LLC 8.70%, 12/29/2028, 1 mo. USD Term SOFR + 3.25%	809,982
3,200,000	Star Parent, Inc. 9.35%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	3,122,272
EUR 2,045,000	Synlab Bondco PLC 0.00%, 12/12/2030, 3 mo. EURIBOR + 4.75%(7)	2,212,109
		16,353,798
	Home Builders - 0.7%
$ 9,048,737	Tecta America Corp. 9.45%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	9,052,990
	Home Furnishings - 1.5%
	AI Aqua Merger Sub, Inc.
2,500,000	0.00%, 07/31/2028, 1 mo. USD Term SOFR + 3.75%(7)	2,484,375
2,970,000	8.29%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%(8)	2,966,287
10,693,223	Mattress Firm, Inc. 9.86%, 09/25/2028, 6 mo. USD Term SOFR	10,610,779
2,890,769	Weber-Stephen Products LLC 8.70%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	2,607,878
		18,669,319
	Housewares - 0.3%
3,699,779	Solis IV BV 8.88%, 02/26/2029, 3 mo. USD Term SOFR + 3.50%	3,633,035
	Insurance - 7.7%
	Acrisure LLC
20,719,989	9.15%, 02/15/2027, 3 mo. USD Term SOFR + 3.50%	20,600,228
1,105,423	9.90%, 02/15/2027, 3 mo. USD Term SOFR + 4.25%	1,104,041
	Asurion LLC
5,777,578	9.43%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	5,697,328
3,483,471	9.68%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	3,440,415
9,057,700	10.70%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	8,663,056
9,640,000	10.70%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	9,124,838
16,720,774	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	16,719,102
16,134,292	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	16,132,356
15,423,200	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	15,395,592
		96,876,956
	Internet - 2.3%
10,375,653	Endure Digital, Inc. 9.42%, 02/10/2028, 3 mo. USD Term SOFR + 3.50%	10,062,516
	MH Sub I LLC
14,494,021	9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	14,179,211

76

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Internet - 2.3% - (continued)
$ 3,695,000	11.58%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	$ 3,531,792
73,072	Rodan & Fields LLC 13.50%, 05/31/2027, 3 mo. USD Term SOFR + 7.75%	13,883
1,713,326	Shutterfly, Inc. 6.35%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%	1,260,374
		29,047,776
	Investment Company Security - 0.3%
4,000,000	NEXUS Buyer LLC 0.00%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%(7)	3,925,000
	IT Services - 3.2%
13,340,685	Amentum Government Services Holdings LLC 9.34%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	13,324,009
714,903	KBR, Inc. 0.00%, 01/17/2031, 1 mo. USD Term SOFR + 2.25%(7)	713,115
10,150,000	NCR Atleos LLC 10.16%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	10,124,625
15,673,064	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	15,636,076
		39,797,825
	Leisure Time - 1.6%
	Carnival Corp.
3,303,400	8.34%, 08/08/2027, 1 mo. USD Term SOFR + 3.00%	3,300,922
738,089	8.70%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	737,396
2,815,159	Hayward Industries, Inc. 8.20%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	2,807,614
4,862,133	MajorDrive Holdings IV LLC 9.61%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	4,830,238
8,689,635	SRAM LLC 8.20%, 05/18/2028, 1 mo. USD Term SOFR + 2.75%	8,657,049
		20,333,219
	Lodging - 0.1%
985,000	Hilton Grand Vacations Borrower LLC 0.00%, 01/17/2031, 1 mo. USD Term SOFR + 2.75%(7)	982,538
	Media - 7.3%
EUR 7,566,038	Altice Financing SA 8.94%, 10/31/2027, 3 mo. EURIBOR + 5.00%	7,989,783
$ 3,711,461	Cable One, Inc. 7.45%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	3,689,415
8,771,419	Charter Communications Operating LLC 7.33%, 12/07/2030, 1 mo. USD Term SOFR + 2.00%	8,628,883
3,166,982	CSC Holdings LLC 0.00%, 07/17/2025, 1 mo. USD Term SOFR(7)	3,159,065
11,011,842	DirecTV Financing, LLC 10.83%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	10,998,077
7,568,914	EW Scripps Co. 8.01%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	7,542,120
4,251,746	NEP Group, Inc. 8.70%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%	4,156,082
7,080,000	Simon & Schuster, Inc. 9.32%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	7,082,974
EUR 2,400,000	UPC Broadband Holding BV 6.88%, 01/31/2029, 1 mo. EURIBOR + 3.00%	2,575,032
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Media - 7.3% - (continued)
$ 5,850,000	UPC Financing Partnership 8.45%, 01/31/2029, 1 mo. USD Term SOFR + 3.00%	$ 5,771,200
	Virgin Media Bristol LLC
2,100,000	7.95%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,059,974
3,275,000	8.79%, 03/31/2031, 6 mo. USD Term SOFR + 3.25%	3,228,757
EUR 2,355,000	Virgin Media Ireland Ltd. 7.38%, 07/15/2029, 1 mo. EURIBOR + 3.50%	2,520,184
GBP 9,500,000	Virgin Media SFA Finance Ltd. 8.47%, 11/15/2027, Sterling Overnight Index Average + 3.25%	11,927,507
EUR 9,985,000	Ziggo BV 6.93%, 01/31/2029, 6 mo. EURIBOR + 3.00%	10,512,065
		91,841,118
	Mining - 0.3%
$ 2,114,158	American Rock Salt Co. LLC 9.45%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	2,014,793
2,019,938	Arsenal AIC Parent LLC 9.83%, 08/18/2030, 1 mo. USD Term SOFR + 4.50%	2,017,412
		4,032,205
	Miscellaneous Manufacturing - 0.4%
	LTI Holdings, Inc.
3,235,966	8.95%, 09/06/2025, 1 mo. USD Term SOFR + 3.50%	3,151,474
2,440,000	12.20%, 09/06/2026, 1 mo. USD Term SOFR + 6.75%	2,212,275
		5,363,749
	Oil & Gas Services - 0.0%
13,372,066	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(4)(5)	133,721
	Packaging & Containers - 1.4%
7,831,620	Berlin Packaging LLC 9.22%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	7,782,672
8,365,290	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	8,301,212
1,367,984	TricorBraun Holdings, Inc. 8.70%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,339,312
		17,423,196
	Pharmaceuticals - 2.5%
3,462,296	Amneal Pharmaceuticals LLC 10.83%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	3,432,001
1,606,579	Bausch Health Cos., Inc. 0.00%, 02/01/2027, 1 mo. USD Term SOFR + 5.25%(7)	1,261,164
EUR 5,220,000	Cooper Consumer Health 0.00%, 11/06/2028, 3 mo. EURIBOR + 4.75%(7)	5,602,500
$ 1,250,000	Curium BidCo SARL 0.00%, 07/31/2029, 1 mo. USD Term SOFR + 4.50%(7)	1,248,438
6,310,644	Gainwell Acquisition Corp. 9.45%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	6,127,635
2,800,000	IVC Acquisition Ltd. 0.00%, 11/17/2028, 1 mo. USD Term SOFR + 5.50%(7)	2,800,000
1,949,639	Jazz Financing Lux SARL 8.45%, 05/05/2028, 1 mo. USD Term SOFR + 3.00%	1,948,118

77

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Pharmaceuticals - 2.5% - (continued)
	Organon & Co.
EUR 6,065,695	6.96%, 06/02/2028, 3 mo. EURIBOR + 3.00%	$ 6,558,737
$ 188,593	8.45%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	188,240
1,417,692	Pathway Vet Alliance LLC 9.20%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	1,218,549
918,916	PRA Health Sciences, Inc. 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	919,330
		31,304,712
	Pipelines - 2.9%
7,546,491	Brazos Delaware II LLC 9.08%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	7,523,550
2,405,000	GIP Pilot Acquisition Partners LP 8.33%, 10/04/2030, 3 mo. USD Term SOFR + 3.00%	2,403,990
5,850,235	Medallion Midland Acquisition LLC 8.86%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	5,861,234
8,587,829	Oryx Midstream Services Permian Basin LLC 8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	8,569,022
9,802,025	Traverse Midstream Partners LLC 8.82%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	9,802,025
1,721,715	Whitewater Whistler Holdings LLC 8.13%, 02/15/2030, 3 mo. USD Term SOFR + 2.75%	1,719,562
		35,879,383
	REITS - 0.2%
3,085,000	Iron Mountain, Inc. 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%(7)	3,063,806
	Retail - 5.7%
13,090,967	1011778 BC Unlimited Liability Co. 7.58%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	13,016,218
6,011,462	Beacon Roofing Supply, Inc. 7.95%, 05/19/2028, 1 mo. USD Term SOFR + 2.50%	6,014,347
3,600,000	EG Group Ltd. 0.00%, 02/29/2028, 1 mo. USD Term SOFR + 5.50%(7)	3,550,500
1,875,000	Foundation Building Materials Holding Co. LLC 0.00%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%(7)	1,864,162
5,000,239	Great Outdoors Group LLC 9.20%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	4,982,288
4,640,348	IRB Holding Corp 8.08%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	4,627,448
9,133,435	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	9,046,668
7,344,578	LSF9 Atlantis Holdings LLC 12.60%, 03/31/2029, 3 mo. USD Term SOFR + 7.25%	7,313,951
2,215,334	Medical Solutions Holdings, Inc. 8.68%, 11/01/2028, 1 mo. USD Term SOFR + 3.25%	1,989,658
10,339,558	Michaels Cos., Inc. 9.86%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	8,480,298
2,040,000	Peer Holding III BV 8.60%, 10/28/2030, 3 mo. USD Term SOFR + 3.25%	2,041,918
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Retail - 5.7% - (continued)
$ 2,627,751	Petco Health & Wellness Co., Inc. 8.86%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	$ 2,463,517
1,246,803	PetSmart, Inc. 9.18%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,239,534
2,840,223	SRS Distribution, Inc. 8.95%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	2,822,471
2,321,251	Staples, Inc. 10.47%, 04/16/2026, 1 mo. USD Term SOFR	2,188,360
		71,641,338
	Semiconductors - 0.9%
3,194,580	Entegris, Inc. 7.85%, 07/06/2029, 1 mo. USD Term SOFR + 2.50%	3,191,928
EUR 3,865,000	MKS Instruments, Inc. 0.00%, 08/17/2029, 1 mo. EURIBOR + 3.00%(7)	4,171,685
$ 3,631,412	Synaptics, Inc. 7.87%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	3,610,242
		10,973,855
	Software - 9.1%
	Ascend Learning LLC
1,392,893	8.93%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	1,363,489
1,680,000	11.18%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	1,548,758
8,922,962	Athenahealth Group, Inc. 8.58%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	8,789,118
	Cast & Crew Payroll LLC
3,606,938	9.20%, 02/09/2026, 1 mo. USD Term SOFR + 3.75%	3,603,656
1,169,036	9.20%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,168,545
2,058,000	CCC Intelligent Solutions, Inc. 7.70%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	2,051,826
	DCert Buyer, Inc.
7,835,155	9.33%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	7,780,858
3,495,000	12.33%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	3,191,669
3,731,419	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	3,729,330
6,045,880	E2open LLC 8.95%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	6,037,234
4,733,282	EP Purchaser LLC 9.11%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	4,693,853
4,554,000	Evertec Group LLC 8.83%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	4,548,308
16,556,277	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	16,378,297
1,368,038	Mitchell International, Inc. 9.40%, 10/15/2028, 3 mo. USD Term SOFR + 3.75%	1,356,806
8,256,700	Navicure, Inc. 9.45%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	8,251,581
14,373,305	Open Text Corp. 8.18%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	14,371,580
6,705,586	Polaris Newco LLC 9.57%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	6,529,564
1,283,804	RealPage, Inc. 8.45%, 04/24/2028, 1 mo. USD Term SOFR + 3.00%	1,255,355
2,546,875	Rocket Software, Inc. 10.08%, 11/28/2028, 1 mo. USD Term SOFR + 4.75%	2,511,855

78

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 89.0%(6) - (continued)
	Software - 9.1% - (continued)
$ 12,100,226	SS&C Technologies, Inc. 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	$ 12,088,852
1,665,637	Surf Holdings LLC 8.95%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	1,663,322
1,394,152	Ultimate Software Group, Inc. 9.16%, 05/04/2026, 3 mo. USD Term SOFR + 3.75%	1,394,152
		114,308,008
	Telecommunications - 2.9%
EUR 7,240,021	Altice France SA 9.44%, 08/15/2028, 3 mo. EURIBOR + 5.50%	7,125,974
$ 2,500,000	Crown Subsea Communications Holding,Inc. 10.07%, 04/30/2024, 1 mo. USD Term SOFR + 4.75%(7)	2,500,000
6,246,205	Frontier Communications Corp. 9.20%, 10/08/2027, 1 mo. USD Term SOFR + 3.75%	6,159,008
EUR 9,765,000	Lorca Holdco Ltd. 7.60%, 09/17/2027, 6 mo. EURIBOR + 3.70%	10,532,776
1,875,000	Matterhorn Telecom SA 0.00%, 09/15/2026, 3 mo. EURIBOR + 2.38%(7)	2,022,645
2,000,000	Odido Holding BV 7.73%, 03/30/2029, 3 mo. EURIBOR + 3.80%	2,161,768
	Xplornet Communications, Inc.
$ 4,595,252	9.61%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	2,048,701
2,230,000	12.61%, 10/01/2029, 3 mo. USD Term SOFR + 7.00%	477,064
3,960,354	Zacapa SARL 9.35%, 03/22/2029, 3 mo. USD SOFR + 4.00%	3,938,691
		36,966,627
	Transportation - 0.1%
826,248	PODS LLC 8.45%, 03/31/2028, 1 mo. USD Term SOFR + 3.00%	802,287
	Total Senior Floating Rate Interests (cost $1,144,472,764)	$ 1,116,597,954
COMMON STOCKS - 1.4%
	Energy - 0.6%
916,775	Ascent Resources Marcellus Holdings LLC Class A*	$ 1,145,969
71,083	Foresight Energy LLC*	1,066,244
15,718	Kelly Topco Shares*(10)	1,060,965
544,947	PES Energy Liquidating Trust*(9)	—
112,212	Texgen Power LLC*	3,787,155
		7,060,333
	Insurance - 0.0%
175,508	Tenerity, Inc.*	1,755
	Materials - 0.2%
37,645	Utex Industries*	2,308,881
	Media & Entertainment - 0.6%
491,289	Crown Finance U.S., Inc.*	7,875,854
1	Rodan & Fields LLC Class A*(9)	—
0(11)	Rodan & Fields LLC Class A1*(9)	382
1	Rodan & Fields LLC Class D*(9)	99,631
		7,975,867
	Total Common Stocks (cost $27,763,631)	$ 17,346,836
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 3.9%
	Other Investment Pools & Funds - 3.9%
592,400	Invesco Senior Loan ETF		$ 12,446,324
877,200	SPDR Blackstone Senior Loan ETF		36,807,312
	Total Exchange-Traded Funds (cost $51,382,590)		$ 49,253,636
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(9)		$ 58,500
	Total Warrants (cost $35,400)		$ 58,500
	Total Long-Term Investments (cost $1,314,185,057)		$ 1,264,753,619
SHORT-TERM INVESTMENTS - 4.9%
	Other Investment Pools & Funds - 4.9%
61,615,950	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.24%(12)		$ 61,615,950
	Total Short-Term Investments (cost $61,615,950)		$ 61,615,950
	Total Investments (cost $1,375,801,007)	105.7%	$ 1,326,369,569
	Other Assets and Liabilities	(5.7)%	(71,497,482)
	Total Net Assets	100.0%	$ 1,254,872,087
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $70,575,645, representing 5.6% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $3,767,445, representing 0.3% of net assets.
(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

79

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2024, the aggregate value of the unfunded commitment was $3,399,486, which represents to 0.3% of total net assets.
(9)	Investment valued using significant unobservable inputs.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,060,965 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	15,718	$ 1,251,310	$ 1,060,965

(11)	Less than 1 share.
(12)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	4	03/07/2024	$ 512,382	$ (3,462)
U.S. Treasury 5-Year Note Future	42	03/28/2024	4,552,406	(97,538)
Total futures contracts				$ (101,000)

OTC Total Return Swap Contracts Outstanding at January 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	44,775,000	(5.32%)	03/20/2024	Quarterly	$ —	$ —	$ 1,351,467	$ 1,351,467
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	21,170,000	(5.32%)	06/20/2024	Quarterly	—	—	158,098	158,098
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	24,715,000	(5.32%)	06/20/2024	Quarterly	—	—	144,281	144,281
Total OTC total return swap contracts							$ —	$ —	$ 1,653,846	$ 1,653,846

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S41	USD	8,291,250	(5.00%)	12/20/2028	Quarterly	$ —	$ (232,935)	$ (531,182)	$ (298,247)
Total centrally cleared credit default swap contracts						$ —	$ (232,935)	$ (531,182)	$ (298,247)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

80

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,258,351	EUR	4,619,297	USD	TDB	02/29/2024	$ (11,352)
120,944,079	USD	111,493,655	EUR	TDB	02/29/2024	297,219
3,806,010	USD	3,500,000	EUR	DEUT	02/29/2024	18,673
2,925,726	USD	2,695,000	EUR	CBK	02/29/2024	9,477
10,656,242	USD	8,389,321	GBP	BCLY	02/29/2024	21,853
Total foreign currency contracts						$ 335,870
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 12,553,275	$ —	$ 12,553,275	$ —
Convertible Bonds	3,169,541	—	3,169,541	—
Corporate Bonds	65,773,877	—	65,773,877	—
Senior Floating Rate Interests	1,116,597,954	—	1,116,573,880	24,074
Common Stocks
Energy	7,060,333	—	7,060,333	—
Insurance	1,755	—	1,755	—
Materials	2,308,881	—	2,308,881	—
Media & Entertainment	7,975,867	—	7,875,854	100,013
Exchange-Traded Funds	49,253,636	49,253,636	—	—
Warrants	58,500	—	—	58,500
Short-Term Investments	61,615,950	61,615,950	—	—
Foreign Currency Contracts(2)	347,222	—	347,222	—
Swaps- Total Return(2)	1,653,846	—	1,653,846	—
Total	$ 1,328,370,637	$ 110,869,586	$ 1,217,318,464	$ 182,587
Liabilities
Foreign Currency Contracts(2)	$ (11,352)	$ —	$ (11,352)	$ —
Futures Contracts(2)	(101,000)	(101,000)	—	—
Swaps - Credit Default(2)	(298,247)	—	(298,247)	—
Total	$ (410,599)	$ (101,000)	$ (309,599)	$ —

(1)	For the period ended January 31, 2024, investments valued at $36,112 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
81

The Hartford Floating Rate High Income Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.3%
	Airlines - 0.3%
$ 875,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 706,586
	Total Convertible Bonds (cost $813,771)	$ 706,586
CORPORATE BONDS - 5.6%
	Aerospace/Defense - 0.1%
270,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$ 283,183
	Apparel - 0.1%
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	196,601
	Chemicals - 0.3%
625,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	598,356
	Commercial Banks - 0.6%
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	144,073
580,000	12.00%, 10/01/2028(1)	636,594
485,000	12.25%, 10/01/2030(1)	540,718
		1,321,385
	Commercial Services - 0.7%
150,000	Cimpress PLC 7.00%, 06/15/2026	147,750
EUR 600,000	Verisure Holding AB 3.25%, 02/15/2027(2)	622,937
$ 2,090,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,003,200
		1,773,887
	Diversified Financial Services - 0.6%
485,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	484,336
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	105,250
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	384,950
1,435,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(3)	101,885
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	148,152
205,000	5.75%, 06/15/2027(1)	201,172
		1,425,745
	Electrical Components & Equipment - 0.1%
EUR 190,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	181,755
	Entertainment - 0.1%
$ 245,000	Banijay Entertainment SASU 8.13%, 05/01/2029(1)	253,395
	Gas - 0.1%
300,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	308,433
	Household Products/Wares - 0.1%
EUR 145,000	Spectrum Brands, Inc. 4.00%, 10/01/2026(2)	154,351
	Insurance - 0.0%
$ 50,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	52,060
	Internet - 0.3%
295,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	318,969
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	455,153
		774,122
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.6% - (continued)
	Leisure Time - 0.4%
$ 760,000	Carnival Corp. 7.63%, 03/01/2026(1)	$ 772,135
EUR 220,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(1)	248,156
		1,020,291
	Lodging - 0.2%
$ 450,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	444,528
	Office/Business Equipment - 0.2%
500,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	488,160
	Oil & Gas - 0.5%
715,000	Matador Resources Co. 6.88%, 04/15/2028(1)	732,174
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	478,470
		1,210,644
	Pharmaceuticals - 0.2%
275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	283,226
EUR 171,000	Teva Pharmaceutical Finance Netherlands II BV 4.50%, 03/01/2025	184,286
		467,512
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
$ 600,000	4.80%, 08/06/2030(2)(3)	45,750
200,000	5.63%, 01/14/2030(2)(3)	14,888
		60,638
	Retail - 0.7%
345,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(4)	327,679
EUR 360,000	Burger King France SAS 8.65%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(5)	391,492
$ 350,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	337,437
725,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	467,797
175,000	Staples, Inc. 7.50%, 04/15/2026(1)	163,809
		1,688,214
	Software - 0.1%
175,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	153,953
	Telecommunications - 0.2%
EUR 275,000	Altice France SA 4.13%, 01/15/2029(2)	225,935
$ 350,000	Frontier Communications Holdings LLC 6.00%, 01/15/2030(1)	296,733
		522,668
	Total Corporate Bonds (cost $15,623,087)	$ 13,379,881
SENIOR FLOATING RATE INTERESTS - 69.6%(6)
	Advertising - 0.8%
1,504,556	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 1,506,678
275,000	Clear Channel Outdoor Holdings, Inc. 9.07%, 08/21/2026, 3 mo. USD Term SOFR + 3.50%	271,711
		1,778,389
	Aerospace/Defense - 0.3%
551,987	Barnes Group, Inc. 8.43%, 09/03/2030, 1 mo. USD Term SOFR + 3.00%	551,530
215,000	TransDigm, Inc. 8.60%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	215,176
		766,706

82

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Airlines - 2.2%
$ 2,387,759	Air Canada 9.14%, 08/11/2028, 3 mo. USD Term SOFR + 3.50%	$ 2,387,377
323,000	American Airlines, Inc. 10.33%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	330,490
1,494,500	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	1,538,558
918,750	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	938,898
		5,195,323
	Apparel - 1.0%
822,445	Crocs, Inc. 8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	822,141
1,644,925	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	1,634,644
		2,456,785
	Auto Parts & Equipment - 1.7%
EUR 914,106	Clarios Global LP 7.10%, 04/30/2026, 1 mo. EURIBOR + 3.25%	988,289
	First Brands Group LLC
$ 1,691,014	10.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,687,497
1,400,000	14.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	1,358,000
		4,033,786
	Chemicals - 0.7%
591,991	Nouryon Finance BV 9.47%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	590,635
1,106,077	SCIH Salt Holdings, Inc. 9.45%, 03/16/2027, 1 mo. USD Term SOFR + 4.00%	1,102,482
		1,693,117
	Commercial Services - 5.0%
323,511	AVSC Holding Corp. 8.68%, 03/03/2025, 1 mo. USD Term SOFR + 3.25%	318,031
	Belron Finance U.S. LLC
756,200	7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	757,145
718,168	7.83%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	716,674
742,282	Creative Artists Agency LLC 8.83%, 11/27/2028, 1 mo. USD Term SOFR + 3.50%	742,074
	Fugue Finance BV
EUR 125,000	8.21%, 01/31/2028, 3 mo. EURIBOR + 4.25%	135,378
$ 948,770	9.39%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	949,823
885,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(7)	884,079
	OMNIA Partners LLC
1,421,468	9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	1,424,140
133,532	9.57%, 07/25/2030, 1 mo. USD Term SOFR + 3.75%	133,783
	Ryan LLC
95,714	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(8)	95,685
909,286	9.83%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	909,004
910,000	TMF Group Holding BV 10.32%, 05/03/2028, 3 mo. USD Term SOFR + 5.00%	912,275
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Commercial Services - 5.0% - (continued)
$ 386,293	Trans Union LLC 7.70%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	$ 385,907
EUR 1,360,000	Verisure Holding AB 6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,462,874
$ 1,680,461	WEX, Inc. 7.33%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	1,675,554
684,283	WW International, Inc. 8.95%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	398,595
		11,901,021
	Construction Materials - 0.8%
620,782	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	620,627
1,317,177	Tamko Building Products LLC 8.87%, 09/20/2030, 3 mo. USD Term SOFR + 3.50%	1,317,730
		1,938,357
	Distribution/Wholesale - 0.3%
728,175	Windsor Holdings III LLC 9.85%, 08/01/2030, 1 mo. USD Term SOFR + 4.50%	728,073
	Diversified Financial Services - 3.3%
2,516,019	Aretec Group, Inc. 9.93%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	2,513,578
	Blackhawk Network Holdings, Inc.
2,002,536	8.14%, 06/15/2025, 3 mo. USD Term SOFR + 2.75%	1,997,530
560,000	12.43%, 06/15/2026, 1 mo. USD Term SOFR + 7.00%	548,800
1,536,180	HighTower Holdings LLC 9.59%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	1,531,387
650,000	Russell Investments U.S. Institutional Holdco, Inc. 8.93%, 05/30/2025, 1 mo. USD Term SOFR + 3.50%	608,972
555,000	Setanta Aircraft Leasing Designated Activity Co. 7.61%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	555,000
		7,755,267
	Electronics - 0.7%
1,215,614	II-VI, Inc. 8.20%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	1,208,017
511,144	Roper Industrial Products Investment Company LLC 9.35%, 11/22/2029, 3 mo. USD Term SOFR + 4.00%	511,190
		1,719,207
	Entertainment - 7.3%
472,921	888 Acquisitions Ltd. 10.82%, 07/01/2028, 6 mo. USD Term SOFR + 5.25%	460,337
	Banijay Entertainment SAS
450,000	0.00%, 03/01/2028, 1 mo. USD Term SOFR + 3.75%(7)	450,000
EUR 475,000	8.41%, 03/01/2028, 3 mo. EURIBOR + 4.50%	514,431
$ 3,092,288	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	3,086,752
1,098,878	Cinemark USA, Inc. 9.09%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	1,097,736
350,621	Crown Finance U.S., Inc. 6.82%, 02/29/2024, 1 mo. USD Term SOFR + 1.50%	354,039
505,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	504,243

83

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Entertainment - 7.3% - (continued)
$ 2,409,986	Great Canadian Gaming Corp. 9.63%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	$ 2,410,998
634,255	Maverick Gaming LLC 13.15%, 09/03/2026, 3 mo. USD Term SOFR + 7.50%	431,293
1,920,000	Ontario Gaming GTA LP 9.60%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,921,037
3,280,663	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	3,276,923
2,766,024	William Morris Endeavor Entertainment LLC 8.20%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	2,763,009
75,000	WMG Acquisition Corp. 7.34%, 01/24/2031, 1 mo. USD Term SOFR + 2.00%	74,766
		17,345,564
	Environmental Control - 0.7%
1,735,379	Filtration Group Corp. 9.70%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	1,736,142
	Food - 0.3%
EUR 180,000	CHG PPC Parent LLC 8.35%, 12/08/2028, 1 mo. EURIBOR + 4.50%	195,660
$ 510,448	U.S. Foods, Inc. 7.45%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	510,321
		705,981
	Food Service - 0.2%
557,006	Aramark Services, Inc. 7.95%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	555,753
	Healthcare - Products - 1.7%
EUR 833,606	Avantor Funding, Inc. 6.35%, 06/12/2028, 1 mo. EURIBOR + 2.50%	899,374
$ 1,020,000	Bausch & Lomb Corp. 9.33%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	999,600
2,207,884	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	2,207,575
		4,106,549
	Healthcare - Services - 0.8%
	ADMI Corp.
235,492	8.82%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	223,659
323,346	9.20%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	309,064
722,234	Envision Healthcare Corp. 0.00%, 10/10/2025, 3 mo. USD Term SOFR(3)(9)	3,611
	EyeCare Partners LLC
429,118	9.32%, 02/18/2027, 3 mo. USD Term SOFR + 3.75%	220,352
460,000	12.32%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	139,725
610,000	Star Parent, Inc. 9.35%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	595,183
EUR 455,000	Synlab Bondco PLC 0.00%, 12/12/2030, 3 mo. EURIBOR + 4.75%(7)	492,181
		1,983,775
	Home Builders - 0.9%
$ 2,088,656	Tecta America Corp. 9.45%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	2,089,638
	Home Furnishings - 1.3%
780,000	AI Aqua Merger Sub, Inc. 8.29%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%(8)	779,025
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Home Furnishings - 1.3% - (continued)
$ 1,946,219	Mattress Firm, Inc. 9.86%, 09/25/2028, 6 mo. USD Term SOFR	$ 1,931,213
322,966	Weber-Stephen Products LLC 8.70%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	291,361
		3,001,599
	Housewares - 0.3%
771,086	Solis IV BV 8.88%, 02/26/2029, 3 mo. USD Term SOFR + 3.50%	757,175
	Insurance - 7.2%
	Acrisure LLC
3,080,635	9.15%, 02/15/2027, 3 mo. USD Term SOFR + 3.50%	3,062,829
486,500	9.90%, 02/15/2027, 3 mo. USD Term SOFR + 4.25%	485,892
	Asurion LLC
563,252	8.70%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	560,509
1,218,051	9.68%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,202,996
1,122,260	10.70%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,073,363
2,110,000	10.70%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,997,241
3,619,898	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	3,619,536
2,614,997	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	2,614,683
2,468,799	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	2,464,380
		17,081,429
	Internet - 1.9%
1,593,474	Endure Digital, Inc. 9.42%, 02/10/2028, 3 mo. USD Term SOFR + 3.50%	1,545,383
	MH Sub I LLC
2,006,168	9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,962,594
595,000	11.58%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	568,719
14,997	Rodan & Fields LLC 13.50%, 05/31/2027, 3 mo. USD Term SOFR + 7.75%	2,850
419,841	Shutterfly, Inc. 6.35%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%	308,847
		4,388,393
	Investment Company Security - 0.4%
1,000,000	NEXUS Buyer LLC 0.00%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%(7)	981,250
	IT Services - 3.1%
2,893,198	Amentum Government Services Holdings LLC 9.34%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	2,889,582
EUR 283,092	McAfee LLC 7.66%, 03/01/2029, 1 mo. EURIBOR + 3.75%	304,579
$ 2,055,000	NCR Atleos LLC 10.16%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	2,049,863
2,205,362	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,200,157
		7,444,181

84

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Leisure Time - 1.8%
$ 606,202	Carnival Corp. 8.34%, 08/08/2027, 1 mo. USD Term SOFR + 3.00%	$ 605,747
1,405,987	MajorDrive Holdings IV LLC 9.61%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,396,764
2,264,741	SRAM LLC 8.20%, 05/18/2028, 1 mo. USD Term SOFR + 2.75%	2,256,249
		4,258,760
	Media - 5.3%
EUR 1,660,275	Altice Financing SA 8.94%, 10/31/2027, 3 mo. EURIBOR + 5.00%	1,753,261
$ 1,456,962	Charter Communications Operating LLC 7.33%, 12/07/2030, 1 mo. USD Term SOFR + 2.00%	1,433,286
1,946,253	DirecTV Financing, LLC 10.83%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	1,943,820
859,898	EW Scripps Co. 8.01%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	856,854
387,199	NEP Group, Inc. 8.70%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%	378,488
1,185,000	Simon & Schuster, Inc. 9.32%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	1,185,498
EUR 625,000	UPC Broadband Holding BV 6.88%, 01/31/2029, 1 mo. EURIBOR + 3.00%	670,581
$ 475,000	Virgin Media Bristol LLC 7.95%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	465,946
GBP 1,550,000	Virgin Media SFA Finance Ltd. 8.47%, 11/15/2027, Sterling Overnight Index Average + 3.25%	1,946,067
EUR 595,000	Ziggo BV 6.93%, 01/31/2029, 6 mo. EURIBOR + 3.00%	626,407
$ 1,300,000	Ziggo Financing Partnership 7.95%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	1,269,125
		12,529,333
	Mining - 0.5%
646,684	American Rock Salt Co. LLC 9.45%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	616,289
448,875	Arsenal AIC Parent LLC 9.83%, 08/18/2030, 1 mo. USD Term SOFR + 4.50%	448,314
		1,064,603
	Miscellaneous Manufacturing - 0.5%
	LTI Holdings, Inc.
406,794	8.95%, 09/06/2025, 1 mo. USD Term SOFR + 3.50%	396,172
815,000	12.20%, 09/06/2026, 1 mo. USD Term SOFR + 6.75%	738,936
		1,135,108
	Packaging & Containers - 1.4%
1,733,517	Berlin Packaging LLC 9.22%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	1,722,683
1,238,248	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,228,763
447,704	TricorBraun Holdings, Inc. 8.70%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	438,320
		3,389,766
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Pharmaceuticals - 2.1%
$ 646,692	Amneal Pharmaceuticals LLC 10.83%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	$ 641,033
365,132	Bausch Health Cos., Inc. 0.00%, 02/01/2027, 1 mo. USD Term SOFR + 5.25%(7)	286,628
EUR 1,030,000	Cooper Consumer Health 0.00%, 11/06/2028, 3 mo. EURIBOR + 4.75%(7)	1,105,474
$ 1,426,498	Gainwell Acquisition Corp. 9.45%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,385,130
EUR 1,233,804	Organon & Co. 6.96%, 06/02/2028, 3 mo. EURIBOR + 3.00%	1,334,093
$ 323,333	Pathway Vet Alliance LLC 9.20%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	277,915
		5,030,273
	Pipelines - 3.4%
1,830,747	Brazos Delaware II LLC 9.08%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	1,825,182
830,000	GIP Pilot Acquisition Partners LP 8.33%, 10/04/2030, 3 mo. USD Term SOFR + 3.00%	829,651
1,616,053	Medallion Midland Acquisition LLC 8.86%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	1,619,091
1,839,932	Oryx Midstream Services Permian Basin LLC 8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	1,835,902
1,917,103	Traverse Midstream Partners LLC 8.82%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	1,917,103
		8,026,929
	Retail - 3.2%
1,728,705	1011778 BC Unlimited Liability Co. 7.58%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	1,718,834
775,000	EG Group Ltd. 0.00%, 02/29/2028, 1 mo. USD Term SOFR + 5.50%(7)	764,344
1,219,024	Great Outdoors Group LLC 9.20%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,214,648
1,276,689	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	1,264,560
860,338	LSF9 Atlantis Holdings LLC 12.60%, 03/31/2029, 3 mo. USD Term SOFR + 7.25%	856,750
322,550	Medical Solutions Holdings, Inc. 8.68%, 11/01/2028, 1 mo. USD Term SOFR + 3.25%	289,692
1,438,682	Michaels Cos., Inc. 9.86%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	1,179,978
360,953	Staples, Inc. 10.47%, 04/16/2026, 1 mo. USD Term SOFR	340,289
		7,629,095
	Semiconductors - 0.3%
757,563	Synaptics, Inc. 7.87%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	753,146
	Software - 5.5%
	Ascend Learning LLC
173,352	8.93%, 12/11/2028, 1 mo. USD Term SOFR + 3.50%	169,693
350,000	11.18%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	322,658

85

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 69.6%(6) - (continued)
	Software - 5.5% - (continued)
$ 2,003,692	Athenahealth Group, Inc. 8.58%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	$ 1,973,636
	Cast & Crew Payroll LLC
811,064	9.20%, 02/09/2026, 1 mo. USD Term SOFR + 3.75%	810,326
273,604	9.20%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	273,489
	DCert Buyer, Inc.
1,003,863	9.33%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	996,907
725,000	12.33%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	662,077
1,034,518	EP Purchaser LLC 9.11%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,025,901
1,035,000	Evertec Group LLC 8.83%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	1,033,706
2,146,392	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	2,123,319
660,806	Navicure, Inc. 9.45%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	660,396
2,338,198	Open Text Corp. 8.18%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	2,337,917
611,452	Polaris Newco LLC 9.57%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	595,401
		12,985,426
	Telecommunications - 2.7%
EUR 854,072	Altice France SA 9.44%, 08/15/2028, 3 mo. EURIBOR + 5.50%	840,618
$ 1,826,839	Frontier Communications Corp. 9.20%, 10/08/2027, 1 mo. USD Term SOFR + 3.75%	1,801,336
EUR 1,865,000	Lorca Holdco Ltd. 7.60%, 09/17/2027, 6 mo. EURIBOR + 3.70%	2,011,636
	Xplornet Communications, Inc.
$ 945,165	9.61%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	421,383
770,000	12.61%, 10/01/2029, 3 mo. USD Term SOFR + 7.00%	164,726
1,051,590	Zacapa SARL 9.35%, 03/22/2029, 3 mo. USD SOFR + 4.00%	1,045,838
		6,285,537
	Total Senior Floating Rate Interests (cost $167,554,913)	$ 165,231,436
COMMON STOCKS - 1.5%
	Energy - 0.5%
190,736	Ascent Resources Marcellus Holdings LLC Class A*	$ 238,420
13,824	Foresight Energy LLC*	207,354
2,907	Kelly Topco Shares*(10)	196,222
13,865	Texgen Power LLC*	467,944
		1,109,940
	Insurance - 0.0%
34,814	Tenerity, Inc.*	348
	Materials - 0.1%
3,079	Utex Industries*	188,845
	Media & Entertainment - 0.9%
133,402	Crown Finance U.S., Inc.*	2,138,567
0(11)	Rodan & Fields LLC Class A*(9)	—
Shares or Principal Amount			Market Value†
COMMON STOCKS - 1.5% - (continued)
	Media & Entertainment - 0.9% - (continued)
0(11)	Rodan & Fields LLC Class A1*(9)		$ 191
0(11)	Rodan & Fields LLC Class D*(9)		20,462
			2,159,220
	Total Common Stocks (cost $5,030,750)		$ 3,458,353
EXCHANGE-TRADED FUNDS - 4.5%
	Other Investment Pools & Funds - 4.5%
104,800	Invesco Senior Loan ETF		$ 2,201,848
201,800	SPDR Blackstone Senior Loan ETF		8,467,528
	Total Exchange-Traded Funds (cost $10,861,988)		$ 10,669,376
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(9)		$ 14,625
	Total Warrants (cost $8,850)		$ 14,625
	Total Long-Term Investments (cost $199,893,359)		$ 193,460,257
SHORT-TERM INVESTMENTS - 9.7%
	Other Investment Pools & Funds - 9.7%
22,949,244	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.24%(12)		$ 22,949,244
	Total Short-Term Investments (cost $22,949,244)		$ 22,949,244
	Total Investments (cost $222,842,603)	91.2%	$ 216,409,501
	Other Assets and Liabilities	8.8%	20,860,935
	Total Net Assets	100.0%	$ 237,270,436
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $11,505,514, representing 4.8% of net assets.

86

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $1,063,861, representing 0.4% of net assets.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2024, the aggregate value of the unfunded commitment was $874,710, which represents to 0.4% of total net assets.
(9)	Investment valued using significant unobservable inputs.
(10)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $196,222 or 0.1% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
09/2021	Kelly Topco Shares	2,907	$ 231,426	$ 196,222

(11)	Less than 1 share.
(12)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	1	03/07/2024	$ 128,095	$ (865)
U.S. Treasury 5-Year Note Future	12	03/28/2024	1,300,688	(27,867)
Total futures contracts				$ (28,732)

OTC Total Return Swap Contracts Outstanding at January 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	10,800,000	(5.32%)	03/20/2024	Quarterly	$ —	$ —	$ 325,982	$ 325,982
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	4,380,000	(5.32%)	06/20/2024	Quarterly	—	—	32,710	32,710
Markit iBoxx USD Liquid Leveraged Loan Index	BNP	USD	5,110,000	(5.32%)	06/20/2024	Quarterly	—	—	29,831	29,831
Total OTC total return swap contracts							$ —	$ —	$ 388,523	$ 388,523

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S41	USD	2,673,000	(5.00%)	12/20/2028	Quarterly	$ —	$ (74,745)	$ (171,249)	$ (96,504)
Total centrally cleared credit default swap contracts						$ —	$ (74,745)	$ (171,249)	$ (96,504)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

87

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
216,000	EUR	234,389	USD	UBS	02/29/2024	$ (657)
2,591,000	EUR	2,821,839	USD	CBK	02/29/2024	(18,127)
19,693,807	USD	18,154,956	EUR	TDB	02/29/2024	48,397
2,454,055	USD	1,932,000	GBP	BCLY	02/29/2024	5,033
Total foreign currency contracts						$ 34,646
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 706,586	$ —	$ 706,586	$ —
Corporate Bonds	13,379,881	—	13,379,881	—
Senior Floating Rate Interests	165,231,436	—	165,227,825	3,611
Common Stocks
Energy	1,109,940	—	1,109,940	—
Insurance	348	—	348	—
Materials	188,845	—	188,845	—
Media & Entertainment	2,159,220	—	2,138,567	20,653
Exchange-Traded Funds	10,669,376	10,669,376	—	—
Warrants	14,625	—	—	14,625
Short-Term Investments	22,949,244	22,949,244	—	—
Foreign Currency Contracts(2)	53,430	—	53,430	—
Swaps- Total Return(2)	388,523	—	388,523	—
Total	$ 216,851,454	$ 33,618,620	$ 183,193,945	$ 38,889
Liabilities
Foreign Currency Contracts(2)	$ (18,784)	$ —	$ (18,784)	$ —
Futures Contracts(2)	(28,732)	(28,732)	—	—
Swaps - Credit Default(2)	(96,504)	—	(96,504)	—
Total	$ (144,020)	$ (28,732)	$ (115,288)	$ —

(1)	For the period ended January 31, 2024, investments valued at $5,417 were transferred into Level 3 due to the unavailability of active market pricing. There were no transfers out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
88

The Hartford Growth Allocation Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.9%
	Domestic Equity Funds - 56.6%
2,315,986	Hartford Core Equity Fund, Class F	$ 108,480,790
2,632,859	Hartford Large Cap Growth ETF*	45,701,693
1,060,700	Hartford Multifactor US Equity ETF	47,395,470
1,450,666	Hartford Small Cap Value Fund, Class F	16,261,965
2,217,367	The Hartford Equity Income Fund, Class F	42,883,868
304,457	The Hartford Growth Opportunities Fund, Class F*	14,906,205
828,505	The Hartford Small Company Fund, Class F	16,512,103
	Total Domestic Equity Funds (cost $226,394,870)	$ 292,142,094
	International/Global Equity Funds - 25.3%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF	32,348,943
327,914	Hartford Schroders Emerging Markets Equity Fund, Class F	4,889,192
3,356,994	Hartford Schroders International Multi-Cap Value Fund, Class F	31,992,155
1,248,645	The Hartford International Growth Fund, Class F	19,503,844
2,521,178	The Hartford International Opportunities Fund, Class F	42,002,822
	Total International/Global Equity Funds (cost $125,065,232)	$ 130,736,956
	Taxable Fixed Income Funds - 18.0%
1,035,998	Hartford Core Bond ETF	36,272,465
2,370,903	Hartford Schroders Core Fixed Income Fund, Class F	20,555,728
1,328,201	The Hartford Strategic Income Fund, Class F	10,266,997
2,536,551	The Hartford World Bond Fund, Class F	25,593,798
	Total Taxable Fixed Income Funds (cost $96,235,830)	$ 92,688,988
	Total Affiliated Investment Companies (cost $447,695,932)	$ 515,568,038
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,024,486	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.24%(1)		$ 1,024,486
	Total Short-Term Investments (cost $1,024,486)		$ 1,024,486
	Total Investments (cost $448,720,418)	100.1%	$ 516,592,524
	Other Assets and Liabilities	(0.1)%	(386,034)
	Total Net Assets	100.0%	$ 516,206,490
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended January 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund
Hartford Core Bond ETF	$ 37,921,011	$ —	$ 4,525,322	$ (900,755)	$ 3,777,531	$ 36,272,465	1,035,998	$ 446,785	$ —
Hartford Core Equity Fund, Class F	97,010,528	3,268,733	3,604,813	133,938	11,672,404	108,480,790	2,315,986	1,179,600	2,089,133
Hartford Large Cap Growth ETF	37,594,330	—	—	—	8,107,363	45,701,693	2,632,859	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	29,607,912	—	—	—	2,741,031	32,348,943	1,194,349	651,659	—
Hartford Multifactor US Equity ETF	41,758,910	—	—	—	5,636,560	47,395,470	1,060,700	281,291	—
Hartford Schroders Core Fixed Income Fund, Class F	24,747,690	339,987	6,099,803	(408,474)	1,976,328	20,555,728	2,370,903	339,986	—
Hartford Schroders Emerging Markets Equity Fund, Class F	4,634,623	76,424	—	—	178,145	4,889,192	327,914	76,425	—
Hartford Schroders International Multi-Cap Value Fund, Class F	29,804,276	291,854	868,227	(58,584)	2,822,836	31,992,155	3,356,994	291,855	—
Hartford Small Cap Value Fund, Class F	13,149,820	1,994,167	469,768	45,349	1,542,397	16,261,965	1,450,666	268,472	282,164
The Hartford Equity Income Fund, Class F	40,273,998	2,649,994	950,492	24,036	886,332	42,883,868	2,217,367	380,016	2,269,978
The Hartford Growth Opportunities Fund, Class F	15,977,844	—	4,405,792	1,094,518	2,239,635	14,906,205	304,457	—	—
89

The Hartford Growth Allocation Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford Growth Allocation Fund – (continued)
The Hartford International Growth Fund, Class F	$ 16,928,550	$ 174,944	$ —	$ —	$ 2,400,350	$ 19,503,844	1,248,645	$ 174,943	$ —
The Hartford International Opportunities Fund, Class F	36,513,234	2,601,157	225,779	2,433	3,111,777	42,002,822	2,521,178	724,808	—
The Hartford Small Company Fund, Class F	12,278,046	2,309,167	390,126	(41,765)	2,356,781	16,512,103	828,505	—	—
The Hartford Strategic Income Fund, Class F	9,385,374	217,104	—	—	664,519	10,266,997	1,328,201	217,104	—
The Hartford World Bond Fund, Class F	21,642,682	6,507,795	3,600,851	(79,924)	1,124,096	25,593,798	2,536,551	282,525	—
Total	$469,228,828	$20,431,326	$25,140,973	$(189,228)	$51,238,085	$515,568,038	26,731,273	$5,315,469	$4,641,275
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 515,568,038	$ 515,568,038	$ —	$ —
Short-Term Investments	1,024,486	1,024,486	—	—
Total	$ 516,592,524	$ 516,592,524	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
90

Hartford Global Impact Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Australia - 1.0%
1,238,751	Cleanaway Waste Management Ltd.	$ 2,097,117
	Bangladesh - 0.3%
252,045	GrameenPhone Ltd.(1)	600,774
	Brazil - 3.2%
397,200	Telefonica Brasil SA	4,117,591
653,600	YDUQS Participacoes SA	2,543,478
		6,661,069
	Canada - 2.4%
84,030	Brookfield Renewable Partners LP	2,178,799
35,393	Stantec, Inc.	2,843,918
		5,022,717
	China - 0.3%
171,300	Hangzhou Tigermed Consulting Co. Ltd. Class H(2)	535,777
	Germany - 1.6%
90,363	Infineon Technologies AG	3,294,357
	India - 1.2%
82,811	Shriram Finance Ltd.	2,461,490
	Indonesia - 2.0%
11,218,929	Bank Rakyat Indonesia Persero Tbk. PT	4,041,454
	Ireland - 0.9%
24,051	Kingspan Group PLC	1,953,340
	Japan - 2.1%
116,248	Katitas Co. Ltd.	1,445,263
73,200	Recruit Holdings Co. Ltd.	2,891,306
		4,336,569
	Netherlands - 2.4%
58,502	Aalberts NV	2,326,526
50,126	Arcadis NV	2,751,990
		5,078,516
	Puerto Rico - 1.8%
43,241	Popular, Inc.	3,694,944
	South Africa - 2.5%
3,905,631	Old Mutual Ltd.	2,599,122
503,808	Vodacom Group Ltd.	2,512,245
		5,111,367
	South Korea - 0.8%
5,785	Samsung SDI Co. Ltd.	1,605,474
	Spain - 1.0%
128,674	EDP Renovaveis SA	2,083,648
	Sweden - 0.4%
23,381	MIPS AB(3)	776,741
	Switzerland - 3.1%
25,593	DSM-Firmenich AG	2,705,961
46,318	Landis & Gyr Group AG	3,797,915
		6,503,876
	Taiwan - 1.8%
269,700	Chroma ATE, Inc.	1,723,732
67,891	MediaTek, Inc.	2,094,954
		3,818,686
	United Kingdom - 4.2%
46,487	AstraZeneca PLC ADR	3,097,894
85,944	Genus PLC	2,496,286
175,855	Nomad Foods Ltd.*	3,163,632
		8,757,812
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.9% - (continued)
	United States - 62.9%
56,582	Abbott Laboratories		$ 6,402,253
63,597	Adtalem Global Education, Inc.*		3,210,377
18,335	Advanced Drainage Systems, Inc.		2,391,251
29,656	Agilent Technologies, Inc.		3,858,246
15,705	Autodesk, Inc.*		3,986,086
23,921	Block, Inc.*		1,555,104
107,422	Boston Scientific Corp.*		6,795,516
10,133	Cavco Industries, Inc.*		3,363,345
22,894	Crown Holdings, Inc.		2,026,119
20,579	CyberArk Software Ltd.*		4,804,785
18,706	Danaher Corp.		4,487,756
59,890	Darling Ingredients, Inc.*		2,593,237
5,424	Eli Lilly & Co.		3,501,789
15,893	Etsy, Inc.*		1,057,838
24,171	F5, Inc.*		4,440,213
23,498	First Solar, Inc.*		3,437,757
23,987	Fortinet, Inc.*		1,546,922
44,977	Globe Life, Inc.		5,524,075
50,610	GoDaddy, Inc. Class A*		5,398,063
39,123	GSK PLC ADR		1,543,011
63,284	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		1,505,526
15,295	Hubbell, Inc.		5,132,543
9,972	Insulet Corp.*		1,903,356
271,907	Laureate Education, Inc.		3,431,466
17,360	Merck & Co., Inc.		2,096,741
119,884	National Vision Holdings, Inc.*		2,278,995
29,150	NEXTracker, Inc. Class A*		1,319,620
38,280	OneMain Holdings, Inc.		1,822,128
23,354	PGT Innovations, Inc.*		962,652
151,952	PowerSchool Holdings, Inc. Class A*		3,576,950
20,975	Schneider Electric SE		4,120,539
18,574	Sun Communities, Inc. REIT		2,328,251
20,226	Tetra Tech, Inc.		3,199,349
23,311	Trane Technologies PLC		5,875,537
8,403	Veeva Systems, Inc. Class A*		1,742,866
24,471	Veralto Corp.		1,876,681
11,324	Watts Water Technologies, Inc. Class A		2,242,265
48,744	Westinghouse Air Brake Technologies Corp.		6,413,248
60,989	Xylem, Inc.		6,857,603
			130,610,059
	Total Common Stocks (cost $171,078,890)		$ 199,045,787
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 1,622,816	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $1,623,055; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $1,655,350		$ 1,622,816
	Total Short-Term Investments (cost $1,622,816)		$ 1,622,816
	Total Investments (cost $172,701,706)	96.7%	$ 200,668,603
	Other Assets and Liabilities	3.3%	6,927,698
	Total Net Assets	100.0%	$ 207,596,301
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

91

Hartford Global Impact Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $535,777, representing 0.3% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $776,741, representing 0.4% of net assets.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 2,097,117	$ —	$ 2,097,117	$ —
Bangladesh	600,774	—	—	600,774
Brazil	6,661,069	6,661,069	—	—
Canada	5,022,717	5,022,717	—	—
China	535,777	—	535,777	—
Germany	3,294,357	—	3,294,357	—
India	2,461,490	—	2,461,490	—
Indonesia	4,041,454	—	4,041,454	—
Ireland	1,953,340	—	1,953,340	—
Japan	4,336,569	—	4,336,569	—
Netherlands	5,078,516	—	5,078,516	—
Puerto Rico	3,694,944	3,694,944	—	—
South Africa	5,111,367	2,512,245	2,599,122	—
South Korea	1,605,474	—	1,605,474	—
Spain	2,083,648	—	2,083,648	—
Sweden	776,741	—	776,741	—
Switzerland	6,503,876	—	6,503,876	—
Taiwan	3,818,686	—	3,818,686	—
United Kingdom	8,757,812	6,261,526	2,496,286	—
United States	130,610,059	126,489,520	4,120,539	—
Short-Term Investments	1,622,816	—	1,622,816	—
Total	$ 200,668,603	$ 150,642,021	$ 49,425,808	$ 600,774

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
92

The Hartford Healthcare Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Biotechnology - 18.6%
124,230	AbbVie, Inc.	$ 20,423,412
138,782	Alkermes PLC*	3,754,053
37,821	Alnylam Pharmaceuticals, Inc.*	6,539,629
89,225	Apellis Pharmaceuticals, Inc.*	5,647,050
23,049	Argenx SE ADR*	8,770,375
36,348	Ascendis Pharma AS ADR*	4,722,696
50,179	Biogen, Inc.*	12,377,152
36,771	Blueprint Medicines Corp.*	2,924,398
84,815	Bridgebio Pharma, Inc.*	2,908,306
118,810	Celldex Therapeutics, Inc.*	4,184,488
107,212	Crinetics Pharmaceuticals, Inc.*	3,911,094
77,285	Cytokinetics, Inc.*	6,038,277
79,945	Exact Sciences Corp.*	5,228,403
14,408	Genmab AS*	3,984,129
115,881	Genus PLC	3,365,821
76,243	Gilead Sciences, Inc.	5,966,777
260,155	Immatics NV*(1)	2,955,361
73,028	Immunocore Holdings PLC ADR*	5,279,194
45,125	Legend Biotech Corp. ADR*	2,484,583
110,013	Merus NV*	3,925,264
33,383	Moderna, Inc.*	3,373,352
64,470	Morphic Holding, Inc.*	2,043,054
49,375	Prothena Corp. PLC*	1,401,756
73,399	PTC Therapeutics, Inc.*	1,914,980
17,251	Regeneron Pharmaceuticals, Inc.*	16,263,898
166,281	Revolution Medicines, Inc.*	4,614,298
129,455	Rocket Pharmaceuticals, Inc.*	3,719,242
65,821	Sage Therapeutics, Inc.*	1,687,650
36,714	Sarepta Therapeutics, Inc.*	4,368,599
197,600	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,024,420
150,370	Syndax Pharmaceuticals, Inc.*	3,081,081
72,335	Ultragenyx Pharmaceutical, Inc.*	3,190,697
30,690	United Therapeutics Corp.*	6,591,598
59,345	Vaxcyte, Inc.*	4,238,420
159,559	Veracyte, Inc.*	3,992,166
70,462	Vertex Pharmaceuticals, Inc.*	30,536,822
80,075	Xenon Pharmaceuticals, Inc.*	3,620,992
100,280	Zai Lab Ltd. ADR*	2,163,040
		214,216,527
	Health Care Distributors - 2.1%
105,998	Cencora, Inc.	24,663,615
	Health Care Equipment - 15.8%
216,709	Abbott Laboratories	24,520,623
15,013	Becton Dickinson & Co.	3,585,254
507,564	Boston Scientific Corp.*	32,108,499
152,135	Dexcom, Inc.*	18,461,582
45,892	DiaSorin SpA	4,220,181
247,170	Edwards Lifesciences Corp.*	19,395,430
123,993	Hologic, Inc.*	9,230,039
79,222	Inari Medical, Inc.*	4,511,693
9,630	Inspire Medical Systems, Inc.*	2,030,678
49,880	Insulet Corp.*	9,520,596
36,436	QuidelOrtho Corp.*	2,496,230
51,349	Shockwave Medical, Inc.*	11,617,711
60,804	Smith & Nephew PLC	850,344
97,312	Stryker Corp.	32,646,230
25,602	Teleflex, Inc.	6,216,934
		181,412,024
	Health Care Facilities - 4.9%
130,198	Acadia Healthcare Co., Inc.*	10,694,464
136,436	Encompass Health Corp.	9,692,414
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Health Care Facilities - 4.9% - (continued)
97,327	HCA Healthcare, Inc.	$ 29,675,002
190,626	Surgery Partners, Inc.*	5,850,312
		55,912,192
	Health Care Services - 3.1%
64,707	Addus HomeCare Corp.*	5,603,626
712,409	agilon health, Inc.*	4,196,089
59,056	Guardant Health, Inc.*	1,295,098
52,303	Laboratory Corp. of America Holdings	11,626,957
251,020	Option Care Health, Inc.*	7,841,865
230,282	Privia Health Group, Inc.*	4,642,485
		35,206,120
	Health Care Technology - 0.5%
215,440	Evolent Health, Inc. Class A*	6,336,090
	Life Sciences Tools & Services - 12.5%
129,123	Agilent Technologies, Inc.	16,798,902
54,943	Bio-Techne Corp.	3,863,592
184,965	Danaher Corp.	44,374,953
49,610	ICON PLC*	12,941,761
75,486	Illumina, Inc.*	10,795,253
142,459	Qiagen NV*	6,219,762
39,535	Repligen Corp.*	7,487,929
11,144	Tecan Group AG	4,253,829
53,100	Thermo Fisher Scientific, Inc.	28,619,838
25,661	Waters Corp.*	8,152,756
		143,508,575
	Managed Health Care - 13.0%
348,607	Centene Corp.*	26,253,593
2,852,975	Hapvida Participacoes e Investimentos SA*(2)	2,234,285
51,834	Humana, Inc.	19,596,362
47,093	Molina Healthcare, Inc.*	16,785,829
164,866	UnitedHealth Group, Inc.	84,368,527
		149,238,596
	Pharmaceuticals - 28.2%
314,552	AstraZeneca PLC ADR	20,961,745
225,000	Chugai Pharmaceutical Co. Ltd.	8,093,299
525,325	Daiichi Sankyo Co. Ltd.	15,727,723
182,795	Eisai Co. Ltd.	8,607,566
394,033	Elanco Animal Health, Inc.*	5,808,046
173,328	Eli Lilly & Co.	111,902,290
348,921	GSK PLC	6,900,867
105,190	Longboard Pharmaceuticals, Inc.*	2,234,236
598,691	Merck & Co., Inc.	72,309,899
84,210	Novartis AG	8,708,469
154,100	Otsuka Holdings Co. Ltd.	6,057,412
607,795	Pfizer, Inc.	16,459,089
102,930	Structure Therapeutics, Inc. ADR*	4,489,807
61,863	UCB SA	5,819,185
197,878	Verona Pharma PLC ADR*	3,631,061
137,205	Zoetis, Inc.	25,768,471
		323,479,165
	Total Common Stocks (cost $820,157,008)	$ 1,133,972,904

93

The Hartford Healthcare Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(3)(4)		$ 7,565
	Total Rights (cost $7,564)		$ 7,565
	Total Long-Term Investments (cost $820,164,572)		$ 1,133,980,469
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 2,576,262	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $2,576,641; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $2,627,823		$ 2,576,262
	Securities Lending Collateral - 0.0%
33,465	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		33,465
111,550	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(5)		111,550
33,465	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		33,465
33,465	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		33,465
			211,945
	Total Short-Term Investments (cost $2,788,207)		$ 2,788,207
	Total Investments (cost $822,952,779)	99.0%	$ 1,136,768,676
	Other Assets and Liabilities	1.0%	11,850,969
	Total Net Assets	100.0%	$ 1,148,619,645
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $2,234,285, representing 0.2% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no expiration date available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$ 214,216,527	$ 204,842,157	$ 9,374,370	$ —
Health Care Distributors	24,663,615	24,663,615	—	—
Health Care Equipment	181,412,024	176,341,499	5,070,525	—
Health Care Facilities	55,912,192	55,912,192	—	—
Health Care Services	35,206,120	35,206,120	—	—
Health Care Technology	6,336,090	6,336,090	—	—
Life Sciences Tools & Services	143,508,575	139,254,746	4,253,829	—
Managed Health Care	149,238,596	149,238,596	—	—
Pharmaceuticals	323,479,165	263,564,644	59,914,521	—
Rights	7,565	—	—	7,565
Short-Term Investments	2,788,207	211,945	2,576,262	—
Total	$ 1,136,768,676	$ 1,055,571,604	$ 81,189,507	$ 7,565

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
94

The Hartford High Yield Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 2.2%
	Airlines - 0.2%
$ 975,000	JetBlue Airways Corp. 0.50%, 04/01/2026	$ 787,338
	Engineering & Construction - 0.3%
975,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,028,137
	Healthcare - Products - 0.5%
900,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	994,050
983,000	Insulet Corp. 0.38%, 09/01/2026	1,046,895
		2,040,945
	Internet - 0.4%
	Uber Technologies, Inc.
600,000	0.00%, 12/15/2025(2)	620,680
785,000	0.88%, 12/01/2028(1)	874,490
		1,495,170
	Machinery-Diversified - 0.1%
498,000	Middleby Corp. 1.00%, 09/01/2025	587,313
	Oil & Gas - 0.1%
550,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	608,850
	REITS - 0.2%
950,000	Welltower OP LLC 2.75%, 05/15/2028(1)	1,024,195
	Semiconductors - 0.4%
1,550,000	ON Semiconductor Corp. 0.50%, 03/01/2029(1)	1,502,725
	Total Convertible Bonds (cost $9,081,828)	$ 9,074,673
CORPORATE BONDS - 93.3%
	Advertising - 1.1%
2,240,000	Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(1)	$ 2,331,840
2,325,000	Lamar Media Corp. 3.75%, 02/15/2028	2,162,250
		4,494,090
	Aerospace/Defense - 2.3%
2,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	2,936,526
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,102,378
3,480,000	6.25%, 03/15/2026(1)	3,475,195
755,000	6.75%, 08/15/2028(1)	766,993
		9,281,092
	Agriculture - 0.5%
2,210,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	2,196,889
	Apparel - 0.4%
	Crocs, Inc.
920,000	4.13%, 08/15/2031(1)	784,371
988,000	4.25%, 03/15/2029(1)	894,140
		1,678,511
	Auto Manufacturers - 0.6%
	Ford Motor Credit Co. LLC
813,000	4.06%, 11/01/2024	801,879
490,000	4.13%, 08/04/2025	478,652
1,225,000	5.13%, 06/16/2025	1,214,502
		2,495,033
	Auto Parts & Equipment - 1.0%
	Adient Global Holdings Ltd.
EUR 183,080	3.50%, 08/15/2024(3)	195,985
$ 2,035,000	4.88%, 08/15/2026(1)	1,985,007
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Auto Parts & Equipment - 1.0% - (continued)
$ 275,000	8.25%, 04/15/2031(1)	$ 290,459
1,440,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	1,459,109
		3,930,560
	Chemicals - 1.5%
1,917,000	Avient Corp. 7.13%, 08/01/2030(1)	1,966,223
1,370,000	NOVA Chemicals Corp. 8.50%, 11/15/2028(1)	1,434,993
2,725,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	2,906,329
		6,307,545
	Commercial Banks - 1.0%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(1)	797,741
800,000	12.00%, 10/01/2028(1)	878,060
500,000	12.25%, 10/01/2030(1)	557,441
2,200,000	UBS Group AG 4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(3)(4)(5)	1,985,227
		4,218,469
	Commercial Services - 4.7%
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(1)	587,928
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(3)	1,086,350
	Block, Inc.
$ 1,075,000	2.75%, 06/01/2026	1,007,263
1,075,000	3.50%, 06/01/2031	930,100
1,930,000	GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(1)	2,024,088
2,175,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	2,134,175
2,750,000	Service Corp. International 3.38%, 08/15/2030	2,398,000
1,950,000	TriNet Group, Inc. 7.13%, 08/15/2031(1)	1,991,191
	United Rentals North America, Inc.
240,000	3.75%, 01/15/2032	210,758
1,135,000	3.88%, 02/15/2031	1,016,829
3,310,000	4.88%, 01/15/2028	3,230,321
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(1)	1,020,579
$ 1,816,000	Williams Scotsman, Inc. 4.63%, 08/15/2028(1)	1,706,658
		19,344,240
	Construction Materials - 1.4%
	Builders FirstSource, Inc.
510,000	4.25%, 02/01/2032(1)	458,263
2,350,000	5.00%, 03/01/2030(1)	2,253,149
1,965,000	Emerald Debt Merger Sub LLC 6.63%, 12/15/2030(1)	1,982,705
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	915,981
		5,610,098
	Distribution/Wholesale - 0.9%
1,825,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,710,410
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	1,997,284
		3,707,694
	Diversified Financial Services - 4.1%
	Credit Acceptance Corp.
1,020,000	6.63%, 03/15/2026	1,019,835
950,000	9.25%, 12/15/2028(1)	999,875
2,000,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	1,995,540
170,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	172,555

95

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Diversified Financial Services - 4.1% - (continued)
	Nationstar Mortgage Holdings, Inc.
$ 2,015,000	5.13%, 12/15/2030(1)	$ 1,811,298
290,000	5.50%, 08/15/2028(1)	275,234
610,000	7.13%, 02/01/2032(1)	605,002
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,040,261
1,650,000	6.88%, 03/15/2025	1,656,187
875,000	7.88%, 03/15/2030	888,602
264,000	9.00%, 01/15/2029	277,830
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(1)	852,199
1,895,000	5.38%, 10/15/2025(1)	1,869,079
115,000	7.88%, 12/15/2029(1)	118,446
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,181,644
		16,763,587
	Electric - 0.7%
	Clearway Energy Operating LLC
2,605,000	3.75%, 02/15/2031(1)	2,258,205
390,000	3.75%, 01/15/2032(1)	331,254
515,000	4.75%, 03/15/2028(1)	490,340
		3,079,799
	Electrical Components & Equipment - 0.5%
EUR 1,880,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	1,798,421
$ 290,000	Energizer Holdings, Inc. 6.50%, 12/31/2027(1)	288,680
		2,087,101
	Electronics - 0.6%
2,635,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	2,445,858
	Entertainment - 3.5%
	Caesars Entertainment, Inc.
1,425,000	4.63%, 10/15/2029(1)	1,300,921
1,340,000	6.25%, 07/01/2025(1)	1,346,520
665,000	6.50%, 02/15/2032(1)	672,866
2,430,000	8.13%, 07/01/2027(1)	2,491,387
1,565,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	1,443,713
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(1)	324,265
1,090,000	7.88%, 07/31/2028(1)	1,229,546
$ 705,000	Penn Entertainment, Inc. 5.63%, 01/15/2027(1)	680,537
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	2,265,927
2,745,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	2,830,822
		14,586,504
	Food - 2.3%
	B&G Foods, Inc.
1,190,000	5.25%, 09/15/2027	1,073,532
935,000	8.00%, 09/15/2028(1)	974,468
GBP 802,000	Bellis Acquisition Co. PLC 3.25%, 02/16/2026(1)	960,474
775,000	Iceland Bondco PLC 10.88%, 12/15/2027(1)	1,049,508
$ 2,700,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	2,650,481
2,720,000	Post Holdings, Inc. 5.63%, 01/15/2028(1)	2,676,633
		9,385,096
	Food Service - 0.5%
2,060,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	1,990,846
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Gas - 0.7%
	AmeriGas Partners LP/AmeriGas Finance Corp.
$ 1,069,000	5.50%, 05/20/2025	$ 1,050,310
1,143,000	5.88%, 08/20/2026	1,107,765
795,000	9.38%, 06/01/2028(1)	817,348
		2,975,423
	Healthcare - Products - 2.6%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,566,087
1,870,000	Bausch & Lomb Escrow Corp. 8.38%, 10/01/2028(1)(6)	1,954,150
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(1)	4,633,814
1,532,000	5.25%, 10/01/2029(1)	1,425,216
		10,579,267
	Healthcare - Services - 1.8%
2,475,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	1,964,779
690,000	HCA, Inc. 7.50%, 11/15/2095	767,535
1,710,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	1,669,615
3,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	3,122,699
		7,524,628
	Home Builders - 3.7%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(1)	928,516
941,000	4.63%, 04/01/2030(1)	845,026
1,641,000	6.63%, 01/15/2028(1)	1,623,770
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(1)	2,240,637
	KB Home
1,045,000	4.00%, 06/15/2031	921,338
660,000	4.80%, 11/15/2029	622,314
495,000	6.88%, 06/15/2027	510,413
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,633,000
790,000	4.95%, 02/01/2028	752,766
	STL Holding Co. LLC
1,285,000	7.50%, 02/15/2026(1)	1,308,772
1,750,000	8.75%, 02/15/2029(1)	1,766,541
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(1)	476,233
1,790,000	5.75%, 01/15/2028(1)	1,777,251
		15,406,577
	Insurance - 1.9%
2,700,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	2,535,720
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(1)	2,168,633
1,580,000	7.38%, 01/31/2032(1)	1,620,288
1,620,000	MGIC Investment Corp. 5.25%, 08/15/2028	1,577,858
		7,902,499
	Internet - 4.2%
EUR 1,930,000	Cerved Group SpA 9.18%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(7)	2,026,850
	Gen Digital, Inc.
$ 1,450,000	6.75%, 09/30/2027(1)	1,471,872
1,450,000	7.13%, 09/30/2030(1)	1,504,359
3,045,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	2,740,500
	Newfold Digital Holdings Group, Inc.
2,200,000	6.00%, 02/15/2029(1)	1,663,750
995,000	11.75%, 10/15/2028(1)	1,075,844

96

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Internet - 4.2% - (continued)
	Uber Technologies, Inc.
$ 3,765,000	4.50%, 08/15/2029(1)	$ 3,563,724
1,145,000	8.00%, 11/01/2026(1)	1,165,874
	United Group BV
EUR 965,000	6.75%, 02/15/2031(1)	1,036,357
950,000	8.15%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(7)	1,023,616
		17,272,746
	Iron/Steel - 0.6%
	ATI, Inc.
$ 1,075,000	4.88%, 10/01/2029	993,235
1,025,000	5.88%, 12/01/2027	1,004,697
390,000	7.25%, 08/15/2030	401,325
		2,399,257
	IT Services - 1.6%
3,620,000	McAfee Corp. 7.38%, 02/15/2030(1)	3,276,745
	Presidio Holdings, Inc.
2,315,000	4.88%, 02/01/2027(1)	2,242,002
1,015,000	8.25%, 02/01/2028(1)	1,005,694
		6,524,441
	Leisure Time - 3.6%
	Carnival Corp.
3,140,000	6.00%, 05/01/2029(1)	3,042,273
340,000	7.63%, 03/01/2026(1)	345,429
EUR 260,000	7.63%, 03/01/2026(1)	285,618
$ 655,000	10.50%, 06/01/2030(1)	719,191
	NCL Corp. Ltd.
1,415,000	5.88%, 02/15/2027(1)	1,396,866
300,000	8.13%, 01/15/2029(1)	314,913
1,590,000	8.38%, 02/01/2028(1)	1,670,863
	Royal Caribbean Cruises Ltd.
750,000	5.38%, 07/15/2027(1)	738,017
2,625,000	5.50%, 08/31/2026(1)	2,599,048
390,000	7.25%, 01/15/2030(1)	406,460
1,425,000	8.25%, 01/15/2029(1)	1,515,195
	Viking Cruises Ltd.
600,000	5.88%, 09/15/2027(1)	581,034
1,345,000	9.13%, 07/15/2031(1)	1,439,150
		15,054,057
	Lodging - 1.2%
2,675,000	Boyd Gaming Corp. 4.75%, 06/15/2031(1)	2,464,662
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
960,000	5.25%, 05/15/2027(1)	938,202
1,690,000	5.50%, 03/01/2025(1)	1,688,790
		5,091,654
	Machinery-Diversified - 0.2%
655,000	Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC 9.00%, 02/15/2029(1)	655,000
	Media - 6.4%
1,200,000	Altice Financing SA 5.75%, 08/15/2029(1)	1,045,827
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,295,000	4.25%, 02/01/2031(1)	1,950,995
2,250,000	4.25%, 01/15/2034(1)	1,791,868
1,875,000	4.50%, 08/15/2030(1)	1,629,388
925,000	4.50%, 05/01/2032	772,558
1,750,000	4.75%, 02/01/2032(1)	1,493,944
1,400,000	7.38%, 03/01/2031(1)	1,414,848
	CSC Holdings LLC
5,475,000	5.75%, 01/15/2030(1)	2,901,750
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Media - 6.4% - (continued)
$ 2,050,000	11.75%, 01/31/2029(1)	$ 2,084,775
775,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	523,997
2,960,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(6)	2,667,819
	Sirius XM Radio, Inc.
1,550,000	3.13%, 09/01/2026(1)	1,445,309
675,000	4.13%, 07/01/2030(1)	589,781
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	2,002,341
2,255,000	Virgin Media Secured Finance PLC 4.50%, 08/15/2030(1)	2,014,843
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	1,220,420
935,000	Ziggo BV 4.88%, 01/15/2030(1)	838,282
		26,388,745
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
1,124,000	5.00%, 09/30/2027(1)	1,083,862
1,361,000	6.38%, 06/15/2030(1)	1,372,269
		2,456,131
	Mining - 2.0%
	Constellium SE
1,575,000	3.75%, 04/15/2029(1)	1,415,882
755,000	5.63%, 06/15/2028(1)	737,898
348,000	5.88%, 02/15/2026(1)	345,460
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(1)	338,152
2,880,000	5.88%, 04/15/2030(1)	2,844,441
	Novelis Corp.
630,000	3.25%, 11/15/2026(1)	589,852
650,000	3.88%, 08/15/2031(1)	564,464
1,310,000	4.75%, 01/30/2030(1)	1,215,474
		8,051,623
	Office/Business Equipment - 0.2%
790,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	771,294
	Oil & Gas - 5.4%
975,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	1,001,397
1,760,000	Matador Resources Co. 6.88%, 04/15/2028(1)	1,802,275
1,535,000	Nabors Industries, Inc. 9.13%, 01/31/2030(1)	1,566,222
2,640,000	Noble Finance II LLC 8.00%, 04/15/2030(1)	2,741,685
950,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(1)	992,899
	Occidental Petroleum Corp.
1,545,000	3.20%, 08/15/2026	1,457,029
1,020,000	5.55%, 03/15/2026	1,026,884
395,000	6.13%, 01/01/2031	410,089
258,000	6.38%, 09/01/2028	270,965
1,935,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	2,002,980
	Range Resources Corp.
685,000	4.75%, 02/15/2030(1)	637,050
1,485,000	4.88%, 05/15/2025	1,466,438
1,975,000	SM Energy Co. 6.50%, 07/15/2028	1,975,000
1,757,500	Transocean, Inc. 8.75%, 02/15/2030(1)	1,837,747
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(1)	321,265
2,625,000	9.75%, 10/15/2030	2,791,073
		22,300,998
	Oil & Gas Services - 1.8%
3,550,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	3,568,602
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	4,009,309
		7,577,911

97

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Packaging & Containers - 3.2%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
$ 1,530,000	4.13%, 08/15/2026(1)	$ 1,378,056
3,045,000	5.25%, 08/15/2027(1)	2,277,120
	Clydesdale Acquisition Holdings, Inc.
675,000	6.63%, 04/15/2029(1)	671,629
1,475,000	8.75%, 04/15/2030(1)	1,401,217
880,000	Graphic Packaging International LLC 3.75%, 02/01/2030(1)	786,249
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 08/15/2026(1)	920,616
1,075,000	9.25%, 04/15/2027(1)	1,037,630
1,625,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	1,645,312
EUR 1,075,000	Titan Holdings II BV 5.13%, 07/15/2029(1)	1,025,944
	Trivium Packaging Finance BV
$ 575,000	5.50%, 08/15/2026(1)	561,060
1,350,000	8.50%, 08/15/2027(1)	1,320,123
		13,024,956
	Pharmaceuticals - 0.9%
1,300,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	884,390
603,000	Owens & Minor, Inc. 6.63%, 04/01/2030(1)	574,448
1,400,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,361,744
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,014,701
		3,835,283
	Pipelines - 5.1%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(1)	1,855,752
1,150,000	6.63%, 02/01/2032(1)	1,142,467
	Buckeye Partners LP
1,520,000	3.95%, 12/01/2026	1,442,100
640,000	4.13%, 03/01/2025(1)	625,016
900,000	4.13%, 12/01/2027	848,277
730,000	4.50%, 03/01/2028(1)	685,488
727,000	5.60%, 10/15/2044	563,258
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(1)	1,805,984
750,000	4.38%, 06/15/2031(1)	675,237
	Energy Transfer LP
365,000	6.00%, 02/01/2029(1)	366,777
2,435,000	7.38%, 02/01/2031(1)	2,559,526
	EnLink Midstream LLC
625,000	5.38%, 06/01/2029	609,044
1,793,000	5.63%, 01/15/2028(1)	1,772,134
550,000	6.50%, 09/01/2030(1)	561,933
681,000	EnLink Midstream Partners LP 5.05%, 04/01/2045	553,470
	EQM Midstream Partners LP
1,545,000	4.50%, 01/15/2029(1)	1,449,631
1,180,000	4.75%, 01/15/2031(1)	1,098,299
435,000	6.00%, 07/01/2025(1)	434,035
845,000	6.50%, 07/01/2027(1)	855,737
950,000	6.50%, 07/15/2048	970,698
115,000	7.50%, 06/01/2027(1)	118,333
115,000	7.50%, 06/01/2030(1)	123,209
		21,116,405
	Real Estate Investment Trusts - 1.2%
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(1)	990,291
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Real Estate Investment Trusts - 1.2% - (continued)
$ 1,925,000	7.00%, 02/15/2029(1)	$ 1,973,231
1,910,000	RHP Hotel Properties LP/RHP Finance Corp. 7.25%, 07/15/2028(1)	1,970,490
		4,934,012
	Retail - 6.7%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(1)	1,880,407
800,000	3.88%, 01/15/2028(1)	753,325
1,190,000	4.00%, 10/15/2030(1)	1,063,131
1,210,000	4.38%, 01/15/2028(1)	1,153,244
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(1)	1,668,536
307,000	4.75%, 03/01/2030	284,360
760,000	5.00%, 02/15/2032(1)	686,885
1,255,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,196,157
4,406,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	4,003,820
3,535,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	2,776,888
	PetSmart, Inc./PetSmart Finance Corp.
2,560,000	4.75%, 02/15/2028(1)	2,391,647
625,000	7.75%, 02/15/2029(1)	609,428
2,273,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	2,234,404
	SRS Distribution, Inc.
1,180,000	4.63%, 07/01/2028(1)	1,100,716
1,350,000	6.00%, 12/01/2029(1)	1,262,250
1,025,000	6.13%, 07/01/2029(1)	965,326
1,055,000	Staples, Inc. 7.50%, 04/15/2026(1)	987,530
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	498,199
816,000	4.63%, 01/31/2032	757,329
1,274,000	5.38%, 04/01/2032	1,239,667
		27,513,249
	Semiconductors - 0.6%
2,585,000	Entegris, Inc. 4.75%, 04/15/2029(1)(6)	2,469,051
	Software - 5.2%
3,440,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	3,093,489
2,664,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	2,483,274
	MSCI, Inc.
1,220,000	3.63%, 09/01/2030(1)	1,096,448
340,000	3.88%, 02/15/2031(1)	306,949
515,000	4.00%, 11/15/2029(1)	478,555
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(1)	1,124,704
825,000	3.88%, 12/01/2029(1)	744,088
270,000	6.90%, 12/01/2027(1)	279,874
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(1)	933,084
650,000	4.13%, 12/01/2031(1)	574,408
	PTC, Inc.
1,975,000	3.63%, 02/15/2025(1)	1,933,872
1,025,000	4.00%, 02/15/2028(1)	967,344
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,287,298
1,404,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	1,383,066
3,855,000	UKG, Inc. 6.88%, 02/01/2031(1)	3,898,369
		21,584,822
	Telecommunications - 4.1%
	Altice France Holding SA
EUR 600,000	8.00%, 05/15/2027(3)	339,231
$ 1,125,000	10.50%, 05/15/2027(1)	646,470
	Altice France SA
720,000	5.13%, 07/15/2029(1)	528,068
640,000	5.50%, 01/15/2028(1)	506,148

98

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 93.3% - (continued)
	Telecommunications - 4.1% - (continued)
$ 800,000	5.50%, 10/15/2029(1)	$ 589,977
1,665,000	8.13%, 02/01/2027(1)	1,488,173
	Frontier Communications Holdings LLC
2,255,000	5.00%, 05/01/2028(1)	2,081,166
1,085,000	5.88%, 10/15/2027(1)	1,043,615
835,161	5.88%, 11/01/2029	708,750
680,000	6.75%, 05/01/2029(1)	601,829
	Iliad Holding SASU
755,000	6.50%, 10/15/2026(1)	742,383
490,000	7.00%, 10/15/2028(1)	485,669
EUR 515,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(1)	536,451
1,430,000	Lorca Telecom Bondco SA 4.00%, 09/18/2027(1)	1,501,296
	Telecom Italia Capital SA
$ 1,075,000	6.38%, 11/15/2033	1,042,029
550,000	7.20%, 07/18/2036	552,274
525,000	7.72%, 06/04/2038	541,879
EUR 1,810,000	TMNL Holding BV 3.75%, 01/15/2029(1)	1,838,703
1,200,000	Wp/ap Telecom Holdings III BV 5.50%, 01/15/2030(3)	1,181,746
		16,955,857
	Transportation - 0.2%
$ 1,090,000	First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 07/31/2029(1)	959,462
	Total Corporate Bonds (cost $391,997,694)	$ 384,928,360
SENIOR FLOATING RATE INTERESTS - 1.5%(8)
	Healthcare - Products - 0.1%
550,000	Bausch & Lomb Corp. 8.68%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	$ 536,838
	Insurance - 0.3%
1,420,605	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	1,420,463
	Packaging & Containers - 0.4%
1,452,875	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,441,746
	Software - 0.7%
1,048,133	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	1,047,546
1,983,973	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	1,962,645
		3,010,191
	Total Senior Floating Rate Interests (cost $6,420,154)	$ 6,409,238
	Total Long-Term Investments (cost $407,499,676)	$ 400,412,271
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 3,148,779	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $3,149,243; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $3,211,835		$ 3,148,779
	Total Short-Term Investments (cost $3,148,779)		$ 3,148,779
	Total Investments (cost $410,648,455)	97.8%	$ 403,561,050
	Other Assets and Liabilities	2.2%	9,205,079
	Total Net Assets	100.0%	$ 412,766,129
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $326,792,913, representing 79.2% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $4,788,539, representing 1.2% of net assets.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.

99

The Hartford High Yield Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	19	03/07/2024	$ (2,433,813)	$ (16,455)
Total futures contracts				$ (16,455)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
13,299,182	USD	12,260,000	EUR	TDB	02/29/2024	$ 32,683
2,081,120	USD	1,917,000	EUR	CBK	02/29/2024	6,741
3,179,348	USD	2,503,000	GBP	BCLY	02/29/2024	6,520
Total foreign currency contracts						$ 45,944
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$ 9,074,673	$ —	$ 9,074,673	$ —
Corporate Bonds	384,928,360	—	384,928,360	—
Senior Floating Rate Interests	6,409,238	—	6,409,238	—
Short-Term Investments	3,148,779	—	3,148,779	—
Foreign Currency Contracts(2)	45,944	—	45,944	—
Total	$ 403,606,994	$ —	$ 403,606,994	$ —
Liabilities
Futures Contracts(1)	$ (16,455)	$ (16,455)	$ —	$ —
Total	$ (16,455)	$ (16,455)	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
100

The Hartford Inflation Plus Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
	Asset-Backed - Home Equity - 0.1%
$ 539,984	GSAA Home Equity Trust 5.98%, 06/25/2036(1)	$ 138,602
687,617	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	253,877
		392,479
	Commercial Mortgage-Backed Securities - 0.5%
	Benchmark Mortgage Trust
6,000,864	1.36%, 03/15/2062(1)(3)	293,236
2,364,204	1.63%, 01/15/2054(1)(3)	186,572
700,000	BXSC Commercial Mortgage Trust 7.73%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(4)(5)	693,875
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(4)	199,572
225,000	4.08%, 01/10/2039(1)(4)	192,773
1,741,308	DBJPM Mortgage Trust 1.82%, 09/15/2053(1)(3)	96,212
5,751,683	Wells Fargo NA 1.03%, 05/15/2062(1)(3)	211,225
		1,873,465
	Other Asset-Backed Securities - 0.8%
104,481	AASET Trust 3.35%, 01/16/2040(4)	93,343
247,618	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(4)	213,154
662,864	HSI Asset Securitization Corp. Trust 5.99%, 02/25/2036, 1 mo. USD Term SOFR + 0.65%(5)	645,974
1,441,964	Tricon Residential Trust 3.86%, 04/17/2039(4)	1,388,424
370,494	VOLT XCIV LLC 5.24%, 02/27/2051(2)(4)	362,184
		2,703,079
	Whole Loan Collateral CMO - 3.0%
65,398	Adjustable Rate Mortgage Trust 5.99%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(5)	64,507
	Angel Oak Mortgage Trust
480,962	1.82%, 11/25/2066(1)(4)	408,782
1,140,295	2.88%, 12/25/2066(2)(4)	1,030,058
373,955	Banc of America Funding Trust 6.55%, 10/25/2036(2)	318,063
63,866	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(5)	59,129
195,325	Chase Mortgage Finance Trust 4.92%, 12/25/2035(1)	179,485
1,097,206	COLT Mortgage Loan Trust 2.28%, 12/27/2066(1)(4)	959,416
1,212,097	CSMC Trust 2.27%, 11/25/2066(1)(4)	1,056,363
153,856	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.75%, 12/25/2036, 1 mo. USD Term SOFR + 0.41%(5)	139,138
560,025	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(1)(4)	481,370
8,647	Federal National Mortgage Association Connecticut Avenue Securities 7.86%, 04/25/2031, 30 day USD SOFR Average + 2.51%(4)(5)	8,647
113,623	GreenPoint Mortgage Funding Trust 6.46%, 10/25/2045, 1 yr. USD MTA + 1.40%(5)	85,917
242,274	GSR Mortgage Loan Trust 4.63%, 10/25/2035(1)	130,488
250,134	HarborView Mortgage Loan Trust 5.83%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(5)	217,145
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 1,356,752	IndyMac INDX Mortgage Loan Trust 6.03%, 01/25/2036, 1 mo. USD Term SOFR + 0.69%(5)	$ 919,516
266,560	JP Morgan Mortgage Trust 4.36%, 01/25/2037(1)	211,478
	MASTR Adjustable Rate Mortgages Trust
2,646	5.38%, 11/21/2034(1)	2,462
695,683	5.93%, 05/25/2037, 1 mo. USD Term SOFR + 0.59%(5)	288,428
1,093,834	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(1)(4)	944,583
978,993	OBX Trust 2.31%, 11/25/2061(1)(4)	845,856
121,549	Preston Ridge Partners Mortgage LLC 5.36%, 11/25/2025(2)(4)	121,424
	Residential Funding Mtg Sec I Trust
71,559	4.97%, 02/25/2036(1)	62,283
155,312	6.00%, 07/25/2037	118,560
235,361	Structured Adjustable Rate Mortgage Loan Trust 5.11%, 06/25/2035(1)	173,584
8,031	Towd Point Mortgage Trust 2.16%, 01/25/2052(1)(4)	7,997
	Verus Securitization Trust
926,360	0.94%, 07/25/2066(1)(4)	769,784
749,146	2.72%, 01/25/2067(2)(4)	676,372
190,162	WaMu Mortgage Pass-Through Certificates Trust 6.29%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(5)	172,833
378,284	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 5.89%, 11/25/2046, 1 yr. USD MTA + 0.83%(5)	306,469
		10,760,137
	Total Asset & Commercial Mortgage-Backed Securities (cost $17,974,641)	$ 15,729,160
CONVERTIBLE BONDS - 1.2%
	Electric - 0.9%
590,000	Alliant Energy Corp. 3.88%, 03/15/2026(4)	$ 580,892
590,000	CenterPoint Energy, Inc. 4.25%, 08/15/2026(4)	588,525
785,000	Duke Energy Corp. 4.13%, 04/15/2026(4)	781,860
595,000	FirstEnergy Corp. 4.00%, 05/01/2026(4)	588,455
790,000	Southern Co. 3.88%, 12/15/2025(4)	786,445
		3,326,177
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(4)(6)	364,693
	Water - 0.2%
585,000	American Water Capital Corp. 3.63%, 06/15/2026(4)	575,055
	Total Convertible Bonds (cost $4,280,024)	$ 4,265,925
CORPORATE BONDS - 0.2%
	Pipelines - 0.1%
535,000	Greensaif Pipelines Bidco SARL 6.51%, 02/23/2042(4)	$ 547,034

101

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 0.2% - (continued)
	Software - 0.1%
$ 370,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(4)	$ 348,725
	Total Corporate Bonds (cost $895,646)	$ 895,759
FOREIGN GOVERNMENT OBLIGATIONS - 12.4%
	Angola - 0.1%
510,000	Angola Government International Bonds 8.75%, 04/14/2032(7)	$ 437,658
	Brazil - 1.5%
	Brazil Notas do Tesouro Nacional
BRL 4,616,062	6.00%, 08/15/2050(8)	974,615
9,442,328	6.00%, 05/15/2055(8)	1,999,915
12,186,000	10.00%, 01/01/2029	2,436,758
		5,411,288
	Canada - 1.0%
CAD 5,259,360	Province of Ontario 2.00%, 12/01/2036(8)	3,585,116
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	116,717
	Colombia - 0.3%
	Colombia Government International Bonds
$ 685,000	3.88%, 02/15/2061	401,680
890,000	4.13%, 02/22/2042	602,822
		1,004,502
	Ghana - 0.1%
310,000	Ghana Government International Bonds 10.75%, 10/14/2030(7)	198,802
	Hungary - 0.3%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(7)	1,231,220
	Mexico - 2.5%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,128,217
MXN 151,811,024	Mexico Udibonos 2.75%, 11/27/2031(8)	7,723,253
		8,851,470
	New Zealand - 2.5%
	New Zealand Government Bonds Inflation-Linked
NZD 7,508,418	2.50%, 09/20/2035(7)(8)	4,452,780
7,861,600	2.50%, 09/20/2040(7)(8)	4,475,457
		8,928,237
	North Macedonia - 0.7%
	North Macedonia Government International Bonds
EUR 1,170,000	1.63%, 03/10/2028(7)	1,095,240
440,000	2.75%, 01/18/2025(7)	464,298
1,085,000	3.68%, 06/03/2026(4)	1,137,383
		2,696,921
	Serbia - 0.1%
655,000	Serbia International Bonds 1.65%, 03/03/2033(4)	520,276
	South Korea - 1.1%
KRW 5,400,158,744	Korea Treasury Bonds Inflation-Linked 1.13%, 06/10/2030(8)	4,041,577
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 12.4% - (continued)
	Sweden - 2.2%
SEK 85,256,780	Sweden Bonds Inflation-Linked 0.13%, 06/01/2032(7)(8)	$ 7,814,992
	Total Foreign Government Obligations (cost $49,037,181)	$ 44,838,776
SENIOR FLOATING RATE INTERESTS - 2.7%(9)
	Advertising - 0.1%
$ 221,378	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 221,690
	Aerospace/Defense - 0.1%
108,625	Spirit Aerosystems, Inc. 9.56%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	108,512
257,882	TransDigm, Inc. 8.60%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	257,993
		366,505
	Airlines - 0.1%
126,000	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	129,714
183,750	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	187,780
		317,494
	Apparel - 0.0%
99,250	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	98,630
	Commercial Services - 0.3%
99,500	Belron Finance U.S. LLC 7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	99,624
EUR 250,000	Boels Topholding BV 7.22%, 02/06/2027, 3 mo. EURIBOR + 3.25%	270,032
$ 313,884	Trans Union LLC 7.19%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	313,231
296,686	United Rentals, Inc. 7.08%, 10/31/2025, 1 mo. USD Term SOFR + 1.75%	297,131
245,766	WEX, Inc. 7.33%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	245,048
		1,225,066
	Construction Materials - 0.1%
99,750	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	99,725
51,263	Ingersoll-Rand Services Co. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	51,290
132,347	Quikrete Holdings, Inc. 8.07%, 02/01/2027, 1 mo. USD Term SOFR + 2.63%	132,271
116,265	Standard Industries, Inc. 7.70%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	116,120
		399,406
	Distribution/Wholesale - 0.1%
195,804	American Builders & Contractors Supply Co., Inc. 7.43%, 01/29/2031, 3 mo. USD Term SOFR + 2.00%	195,559

102

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(9) - (continued)
	Diversified Financial Services - 0.1%
$ 200,000	Delos Aircraft Designated Activity Co. 7.35%, 10/31/2027, 3 mo. USD Term SOFR + 2.00%	$ 200,300
197,827	Fleetcor Technologies Operating Co. LLC 7.18%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	197,210
		397,510
	Electric - 0.0%
108,743	ExGen Renewables IV LLC 8.15%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	108,318
	Electronics - 0.1%
228,672	II-VI, Inc. 8.20%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	227,243
	Entertainment - 0.1%
129,025	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	128,794
125,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	124,813
59,771	NASCAR Holdings LLC 7.95%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	59,931
123,125	PENN Entertainment, Inc. 8.18%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	122,719
		436,257
	Environmental Control - 0.1%
338,100	Clean Harbors, Inc. 7.20%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	338,445
137,721	Covanta Holding Corp. 7.83%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	137,139
		475,584
	Food - 0.1%
192,400	U.S. Foods, Inc. 7.95%, 11/22/2028, 1 mo. USD Term SOFR + 2.50%	192,918
	Food Service - 0.1%
	Aramark Services, Inc.
93,250	7.20%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	92,947
143,079	7.95%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	142,632
		235,579
	Healthcare - Products - 0.2%
69,192	Avantor Funding, Inc. 7.68%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	69,088
550,000	Bausch & Lomb Corp. 8.68%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	536,839
158,858	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	158,836
		764,763
	Healthcare - Services - 0.1%
194,987	Catalent Pharma Solutions, Inc. 7.45%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	191,758
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(9) - (continued)
	Healthcare - Services - 0.1% - (continued)
	IQVIA, Inc.
EUR 147,774	5.93%, 06/11/2025, 3 mo. EURIBOR + 2.00%	$ 160,132
$ 185,000	7.35%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	185,185
		537,075
	Insurance - 0.2%
187,018	Asurion LLC 9.43%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	184,420
149,647	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	149,633
218,896	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	218,869
135,785	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	135,542
		688,464
	Internet - 0.1%
208,611	Go Daddy Operating Co. LLC 7.33%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	208,451
201,972	MH Sub I LLC 9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	197,585
		406,036
	IT Services - 0.1%
176,091	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	175,676
78,023	Science Applications International Corp. 7.31%, 10/31/2025, 1 mo. USD Term SOFR + 1.88%	77,986
		253,662
	Leisure Time - 0.0%
161,700	Carnival Corp. 8.70%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	161,548
	Lodging - 0.0%
144,324	Station Casinos LLC 7.68%, 02/08/2027, 1 mo. USD Term SOFR + 2.25%	143,894
	Media - 0.1%
250,832	Charter Communications Operating LLC 7.08%, 02/01/2027, 1 mo. USD Term SOFR + 1.75%	249,891
183,680	CSC Holdings LLC 9.83%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	179,241
		429,132
	Pharmaceuticals - 0.1%
205,424	Elanco Animal Health, Inc. 7.20%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	201,258
	Pipelines - 0.1%
119,798	DT Midstream, Inc. 7.45%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	120,004
135,862	Oryx Midstream Services Permian Basin LLC 8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	135,564
		255,568
	Retail - 0.2%
104,820	Beacon Roofing Supply, Inc. 7.95%, 05/19/2028, 1 mo. USD Term SOFR + 2.50%	104,870

103

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.7%(9) - (continued)
	Retail - 0.2% - (continued)
$ 154,249	Great Outdoors Group LLC 9.20%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	$ 153,695
160,479	IRB Holding Corp 8.08%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	160,033
323,823	KFC Holding Co. 7.20%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	323,373
		741,971
	Semiconductors - 0.0%
117,741	Entegris, Inc. 7.85%, 07/06/2029, 1 mo. USD Term SOFR + 2.50%	117,643
	Software - 0.1%
99,750	Quartz Acquireco LLC 8.83%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	99,501
134,968	SS&C Technologies, Inc. 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	134,841
		234,342
	Total Senior Floating Rate Interests (cost $9,847,942)	$ 9,833,115
U.S. GOVERNMENT AGENCIES - 2.3%
	Mortgage-Backed Agencies - 2.3%
	Federal Home Loan Mortgage Corp. - 0.2%
6,394,516	0.94%, 11/25/2030(1)(3)	$ 281,463
956,606	0.97%, 11/25/2030(1)(3)	44,596
1,731,093	1.12%, 10/25/2030(1)(3)	91,150
5,200,495	1.21%, 06/25/2030(1)(3)	298,465
26,819	7.34%, 01/25/2051, 30 day USD SOFR Average + 2.00%(4)(5)	26,083
		741,757
	Uniform Mortgage-Backed Security - 2.1%
7,269,000	7.00%, 03/13/2054(10)	7,499,926
	Total U.S. Government Agencies (cost $8,304,898)	$ 8,241,683
U.S. GOVERNMENT SECURITIES - 77.3%
	U.S. Treasury Securities - 77.3%
	U.S. Treasury Inflation-Protected Bonds - 1.1%
4,945,764	0.63%, 02/15/2043(8)	$ 3,861,495
	U.S. Treasury Inflation-Protected Notes - 76.2%
11,545,173	0.13%, 04/15/2026(8)	11,049,993
11,875,426	0.13%, 07/15/2026(8)	11,394,069
41,263,733	0.13%, 10/15/2026(8)	39,445,012
13,584,531	0.13%, 01/15/2030(8)	12,399,864
21,198,759	0.13%, 07/15/2030(8)	19,286,109
28,003,941	0.13%, 01/15/2031(8)	25,193,429
21,009,847	0.13%, 07/15/2031(8)	18,801,761
3,508,512	0.38%, 01/15/2027(8)	3,357,619
11,887,786	0.38%, 07/15/2027(8)	11,357,711
6,199,552	0.50%, 01/15/2028(8)	5,896,840
12,557,473	0.63%, 01/15/2026(8)(11)(12)	12,194,484
21,248,371	0.63%, 07/15/2032(8)	19,509,076
45,385,225	0.88%, 01/15/2029(8)	43,616,797
12,710,627	1.13%, 01/15/2033(8)	12,077,951
13,806,161	1.38%, 07/15/2033(8)	13,435,929
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 77.3% - (continued)
	U.S. Treasury Securities - 77.3% - (continued)
	U.S. Treasury Inflation-Protected Notes - 76.2% - (continued)
$ 5,369,588	1.63%, 10/15/2027(8)		$ 5,352,389
10,354,220	1.75%, 01/15/2034(8)		10,368,983
			274,738,016
	Total U.S. Government Securities (cost $296,670,861)		$ 278,599,511
	Total Long-Term Investments (cost $387,011,193)		$ 362,403,929
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
563,843	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $563,926; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $575,184		$ 563,843
	Securities Lending Collateral - 0.0%
13,200	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(13)		13,200
44,000	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(13)		44,000
13,200	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(13)		13,200
13,200	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(13)		13,200
			83,600
	Total Short-Term Investments (cost $647,443)		$ 647,443
	Total Investments (cost $387,658,636)	100.7%	$ 363,051,372
	Other Assets and Liabilities	(0.7)%	(2,448,466)
	Total Net Assets	100.0%	$ 360,602,906
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	Securities disclosed are interest-only strips.

104

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $17,299,403, representing 4.8% of net assets.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $20,170,447, representing 5.6% of net assets.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(10)	Represents or includes a TBA transaction.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $2,486,000.
(12)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $747,742.
(13)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	189	03/28/2024	$ 20,485,828	$ 438,029
U.S. Treasury 10-Year Note Future	60	03/19/2024	6,739,687	(19,929)
Total				$ 418,100
Short position contracts:
Euro BUXL 30-Year Bond Future	21	03/07/2024	$ 3,121,884	$ (109,831)
Euro-BTP Future	21	03/07/2024	2,700,216	(75,895)
Euro-BUND Future	16	03/07/2024	2,349,010	(36,499)
U.S. Treasury 2-Year Note Future	58	03/28/2024	11,928,062	(8,282)
U.S. Treasury 10-Year Ultra Future	80	03/19/2024	9,350,000	(138,864)
U.S. Treasury Ultra Bond Future	91	03/19/2024	11,758,906	(657,959)
Total				$ (1,027,330)
Total futures contracts				$ (609,230)

105

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,375,000	01/15/2029	At Maturity	$ —	$ —	$ 1,003,574	$ 1,003,574
CBK	2.84% Fixed	CPURNSA	USD	13,170,000	01/15/2027	At Maturity	—	—	382,148	382,148
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	(43,152)	(43,152)
CBK	2.60% Fixed	CPURNSA	USD	18,520,000	01/15/2031	At Maturity	—	—	1,462,137	1,462,137
CBK	2.45% Fixed	CPURNSA	USD	4,060,000	04/15/2028	At Maturity	—	—	(6,159)	(6,159)
Total OTC interest rate swap contracts							$ —	$ —	$ 2,798,548	$ 2,798,548

(1)	At January 31, 2024, the counterparty had deposited in a segregated account securities with a value of $1,375,000 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at January 31, 2024
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	995,000	5.32%	06/20/2024	Quarterly	$ —	$ —	$ (24,642)	$ (24,642)
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	560,000	5.32%	06/20/2024	Quarterly	—	—	(13,406)	(13,406)
Total OTC total return swap contracts							$ —	$ —	$ (38,048)	$ (38,048)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil Republic	USD	1,735,000	(1.00%)	06/20/2027	Quarterly	$ 65,717	$ —	$ (7,560)	$ (73,277)
Brazil Republic	USD	2,110,000	(1.00%)	06/20/2028	Quarterly	94,115	—	15,824	(78,291)
Total						$ 159,832	$ —	$ 8,264	$ (151,568)
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$ 278,879	$ —	$ 301,572	$ 22,693
Total centrally cleared credit default swap contracts						$ 438,711	$ —	$ 309,836	$ (128,875)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	5,510,000	06/21/2053	Annual	$ —	$ (58,769)	$ 334,913	$ 393,682
Total centrally cleared interest rate swaps contracts						$ —	$ (58,769)	$ 334,913	$ 393,682

Bond Forward Contracts Outstanding at January 31, 2024
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/2025(1)	USD	19,599,986	04/15/2025	$3,943
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.38%, 07/15/2025(1)	USD	10,400,142	07/15/2025	7,162
BOA	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,150,169	01/15/2026	20,361
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	3,446,209	07/15/2028	13,555
Total Bond Forward Contracts					$45,021

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

106

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
15,943,000	BRL	3,242,622	USD	GSC	02/02/2024	$ (25,472)
15,943,000	BRL	3,203,448	USD	UBS	03/04/2024	5,015
4,814,000,000	COP	1,219,182	USD	MSC	02/29/2024	10,096
1,042,400,000	JPY	7,077,477	USD	BCLY	02/29/2024	39,431
36,642,000	ZAR	1,931,953	USD	CBK	02/29/2024	20,133
4,770,883	USD	23,457,000	BRL	GSC	02/02/2024	37,477
4,713,246	USD	23,457,000	BRL	UBS	03/04/2024	(7,378)
3,676,556	USD	4,948,000	CAD	JPM	02/29/2024	(5,148)
5,939,315	USD	5,475,224	EUR	TDB	02/29/2024	14,596
3,663,671	USD	4,874,515,000	KRW	GSC	02/29/2024	5,224
7,213,520	USD	124,348,000	MXN	JPM	02/29/2024	25,941
9,300,302	USD	15,241,000	NZD	UBS	02/29/2024	(16,292)
7,857,115	USD	82,026,000	SEK	MSC	02/29/2024	(34,789)
Total foreign currency contracts						$ 68,834
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 15,729,160	$ —	$ 15,729,160	$ —
Convertible Bonds	4,265,925	—	4,265,925	—
Corporate Bonds	895,759	—	895,759	—
Foreign Government Obligations	44,838,776	—	44,838,776	—
Senior Floating Rate Interests	9,833,115	—	9,833,115	—
U.S. Government Agencies	8,241,683	—	8,241,683	—
U.S. Government Securities	278,599,511	—	278,599,511	—
Short-Term Investments	647,443	83,600	563,843	—
Bond Forward(2)	45,021	—	45,021	—
Foreign Currency Contracts(2)	157,913	—	157,913	—
Futures Contracts(2)	438,029	438,029	—	—
Swaps - Credit Default(2)	22,693	—	22,693	—
Swaps - Interest Rate(2)	3,241,541	—	3,241,541	—
Total	$ 366,956,569	$ 521,629	$ 366,434,940	$ —
Liabilities
Foreign Currency Contracts(2)	$ (89,079)	$ —	$ (89,079)	$ —
Futures Contracts(2)	(1,047,259)	(1,047,259)	—	—
Swaps - Credit Default(2)	(151,568)	—	(151,568)	—
Swaps - Interest Rate(2)	(49,311)	—	(49,311)	—
Swaps - Total Return(2)	(38,048)	—	(38,048)	—
Total	$ (1,375,265)	$ (1,047,259)	$ (328,006)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
107

Hartford International Equity Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Australia - 1.5%
23,627	ASX Ltd.	$ 1,010,110
260,205	Austal Ltd.	345,197
10,352	Cochlear Ltd.	2,054,343
33,338	Commonwealth Bank of Australia	2,542,169
71,256	Computershare Ltd.	1,180,231
180,089	OceanaGold Corp.	360,325
55,337	Wesfarmers Ltd.	2,094,889
		9,587,264
	Austria - 0.9%
256,386	ams-OSRAM AG*	600,055
119,167	Erste Group Bank AG	5,133,524
19,872	Zumtobel Group AG	128,854
		5,862,433
	Belgium - 0.5%
20,291	Ageas SA	871,945
26,233	Anheuser-Busch InBev SA	1,622,710
38,400	bpost SA	156,949
65,623	Proximus SADP	622,718
		3,274,322
	Brazil - 1.5%
720,583	Atacadao SA	1,514,062
367,191	Banco Bradesco SA ADR	1,138,292
99,982	Banco BTG Pactual SA	726,900
287,742	Caixa Seguridade Participacoes SA	820,643
47,042	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	748,775
156,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	706,761
72,190	Localiza Rent a Car SA	788,576
128,200	Rede D'Or Sao Luiz SA(1)	702,533
98,973	Telefonica Brasil SA	1,026,008
52,840	Ultrapar Participacoes SA	300,441
78,600	Vale SA	1,074,991
		9,547,982
	Burkina Faso - 0.1%
21,907	Endeavour Mining PLC	379,496
	Canada - 5.1%
30,641	ARC Resources Ltd.	475,870
24,712	Bank of Montreal(2)	2,327,738
29,524	Bank of Nova Scotia	1,380,619
54,140	Barrick Gold Corp.	845,654
30,729	Canadian National Railway Co.	3,811,955
22,523	Canadian Pacific Kansas City Ltd.	1,812,461
67,875	Centerra Gold, Inc.	357,941
54,931	Great-West Lifeco, Inc.	1,833,689
22,440	Intact Financial Corp.	3,509,249
24,989	National Bank of Canada	1,911,279
61,841	Parex Resources, Inc.	1,023,899
26,424	Royal Bank of Canada	2,578,819
54,373	Shopify, Inc. Class A*	4,353,646
15,580	Stantec, Inc.	1,251,893
32,216	Sun Life Financial, Inc.	1,669,927
36,943	Toronto-Dominion Bank	2,244,141
80,964	Trican Well Service Ltd.	263,768
		31,652,548
	Cayman Islands - 0.1%
57,346	Patria Investments Ltd. Class A	818,327
	Chile - 0.1%
28,856	Cia Cervecerias Unidas SA	174,754
104,472	Empresa Nacional de Telecomunicaciones SA	341,236
		515,990
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	China - 6.0%
89,066	Alibaba Group Holding Ltd.	$ 798,831
22,709	Alibaba Group Holding Ltd. ADR	1,638,909
7,882	Baidu, Inc. Class A*	102,050
438,433	BOC Hong Kong Holdings Ltd.	1,050,833
119,973	BYD Co. Ltd. Class H	2,686,214
795,142	China BlueChemical Ltd. Class H	218,934
339,291	China Merchants Bank Co. Ltd. Class H	1,236,846
102,400	China Pacific Insurance Group Co. Ltd. Class H	188,413
5,681,132	China Reinsurance Group Corp. Class H	305,338
250,452	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,825,784
1,869,775	China State Construction Engineering Corp. Ltd. Class A	1,341,668
15,737,863	China Tower Corp. Ltd. Class H(1)	1,750,701
660,310	Dongfeng Motor Group Co. Ltd. Class H	254,993
140,600	Fuyao Glass Industry Group Co. Ltd. Class A	746,264
60,000	Fuyao Glass Industry Group Co. Ltd. Class H(1)	271,255
66,967	H World Group Ltd. ADR	2,127,542
126,668	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	662,417
45,692	Kanzhun Ltd. ADR	635,576
29,853	KE Holdings, Inc. ADR	423,017
390,000	Kunlun Energy Co. Ltd.	349,400
3,400	Kweichow Moutai Co. Ltd. Class A	761,016
1,767,200	Lenovo Group Ltd.	1,850,384
88,100	Meituan Class B*(1)	708,608
132,900	Midea Group Co. Ltd. Class A	1,078,561
8,400	NetEase, Inc.	163,280
13,911	NetEase, Inc. ADR	1,358,270
2,311,797	PICC Property & Casualty Co. Ltd. Class H	2,875,562
698,400	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	447,558
128,300	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	303,297
22,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	827,365
19,900	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	203,876
202,801	Tencent Holdings Ltd.	7,039,486
48,000	Tsingtao Brewery Co. Ltd. Class H	273,922
36,900	Will Semiconductor Co. Ltd. Shanghai Class A	443,962
9,598	Zai Lab Ltd. ADR*(2)	207,029
15,900	ZTO Express Cayman, Inc.	258,374
11,593	ZTO Express Cayman, Inc. ADR	189,661
		37,605,196
	Denmark - 1.6%
13,774	Carlsberg AS Class B	1,772,265
13,081	DSV AS	2,340,318
49,115	Novo Nordisk AS Class B	5,614,060
		9,726,643
	Egypt - 0.1%
341,561	Centamin PLC	416,098
	Finland - 0.8%
62,952	Kone OYJ Class B	3,116,206
216,937	Nokia OYJ	784,276
50,897	Nokian Renkaat OYJ	458,700
17,712	Orion OYJ Class B	815,420
		5,174,602
	France - 9.6%
105,901	Accor SA	4,182,400
38,169	Airbus SE	6,079,781
76,112	ALD SA(1)	507,263
136,449	AXA SA	4,579,953
23,797	BNP Paribas SA	1,598,782

108

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	France - 9.6% - (continued)
71,050	Bureau Veritas SA	$ 1,889,850
30,476	Capgemini SE	6,775,467
53,604	Carrefour SA	915,143
20,595	Cie de Saint-Gobain SA	1,456,201
29,617	Danone SA	1,973,192
111,513	Engie SA	1,781,138
11,483	Imerys SA	381,881
18,942	Legrand SA	1,835,775
10,025	L'Oreal SA	4,797,504
1,708	LVMH Moet Hennessy Louis Vuitton SE	1,421,156
30,813	Metropole Television SA	437,005
99,016	Orange SA	1,177,491
48,946	Publicis Groupe SA	4,904,073
23,676	Quadient SA	501,624
18,765	Renault SA	706,684
53,608	Societe Generale SA	1,377,995
15,990	Sodexo SA	1,803,815
72,645	Television Francaise 1 SA	640,621
9,074	Thales SA	1,327,109
43,864	TotalEnergies SE	2,845,703
46,843	Valeo SE	611,420
9,959	Vicat SACA	387,460
22,695	Vinci SA	2,866,884
		59,763,370
	Germany - 4.7%
14,960	adidas AG	2,824,268
25,369	BASF SE	1,212,740
21,029	Brenntag SE	1,859,174
83,653	Ceconomy AG*	203,205
8,585	Continental AG	701,314
34,310	Daimler Truck Holding AG	1,226,142
9,950	Deutsche Boerse AG	1,981,440
17,224	Duerr AG	393,800
43,677	Evonik Industries AG	803,488
36,149	Fresenius SE & Co. KGaA	1,014,805
18,407	Heidelberg Materials AG	1,699,784
92,891	Infineon Technologies AG	3,386,520
10,865	Mercedes-Benz Group AG	733,526
23,402	Merck KGaA	3,839,695
16,073	SAP SE	2,784,592
25,178	Scout24 SE(1)	1,853,863
25,689	Symrise AG	2,650,430
		29,168,786
	Greece - 0.1%
106,935	Piraeus Financial Holdings SA*	433,058
	Hong Kong - 1.9%
370,634	AIA Group Ltd.	2,906,666
59,069	ASMPT Ltd.	570,038
144,434	CK Asset Holdings Ltd.	651,735
98,027	Dah Sing Financial Holdings Ltd.	197,421
1,516,388	HKT Trust & HKT Ltd.	1,821,576
41,258	Hong Kong Exchanges & Clearing Ltd.	1,250,893
257,531	PAX Global Technology Ltd.	180,187
191,508	Prudential PLC	1,967,279
3,101,274	Sino Biopharmaceutical Ltd.	1,119,052
1,401,276	WH Group Ltd.(1)	826,745
215,717	Yue Yuen Industrial Holdings Ltd.	203,427
		11,695,019
	Hungary - 0.3%
115,982	Magyar Telekom Telecommunications PLC	251,361
69,113	MOL Hungarian Oil & Gas PLC	566,419
26,925	OTP Bank Nyrt	1,247,402
		2,065,182
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	India - 4.0%
30,924	Asian Paints Ltd.	$ 1,098,467
73,351	Axis Bank Ltd.	943,096
24,421	Bajaj Auto Ltd.	2,257,548
5,019	Bajaj Finance Ltd.	415,430
114,235	Bharti Airtel Ltd.	1,611,459
115,216	Canara Bank	668,849
144,987	Embassy Office Parks REIT	627,044
27,055	HDFC Bank Ltd.	475,785
39,692	HDFC Life Insurance Co. Ltd.(1)	275,612
143,449	ICICI Bank Ltd.	1,776,635
101,773	Infosys Ltd.	2,028,963
40,934	Kotak Mahindra Bank Ltd.	899,681
40,697	Larsen & Toubro Ltd.	1,703,790
42,084	Macrotech Developers Ltd.(1)	543,036
46,000	Mahindra & Mahindra Ltd.	914,713
24,257	Max Healthcare Institute Ltd.	228,117
112,823	Oil & Natural Gas Corp. Ltd.	342,724
39,005	PB Fintech Ltd.*	471,403
47,352	Reliance Industries Ltd.	1,626,849
47,544	Reliance Industries Ltd. GDR(1)	3,287,982
69,686	SBI Life Insurance Co. Ltd.(1)	1,178,301
39,475	Tata Consultancy Services Ltd.	1,813,130
		25,188,614
	Indonesia - 0.7%
4,785,918	Bank Central Asia Tbk. PT	2,895,607
1,391,900	Bank Mandiri Persero Tbk. PT	586,011
1,767,725	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	94,660
1,244,875	Semen Indonesia Persero Tbk. PT	488,909
2,064,313	Telkom Indonesia Persero Tbk. PT	517,785
		4,582,972
	Ireland - 0.2%
164,127	AIB Group PLC	720,916
78,867	Bank of Ireland Group PLC	725,259
		1,446,175
	Italy - 3.1%
229,713	BPER Banca	828,543
234,192	Davide Campari-Milano NV	2,372,654
4,343	De' Longhi SpA	140,666
123,428	Eni SpA	1,967,608
10,864	Ferrari NV	3,788,680
50,249	Moncler SpA	3,091,154
32,411	Ryanair Holdings PLC ADR	4,330,109
86,955	UniCredit SpA	2,547,091
		19,066,505
	Japan - 13.4%
17,764	Aeon Delight Co. Ltd.	455,025
31,872	Alfresa Holdings Corp.	522,667
47,639	Alps Alpine Co. Ltd.	353,554
52,050	Amada Co. Ltd.	561,705
41,988	Asahi Group Holdings Ltd.	1,560,608
37,136	ASKUL Corp.	501,954
153,070	Astellas Pharma, Inc.	1,782,113
34,680	Avex, Inc.	332,671
19,520	BML, Inc.	377,256
55,109	Chiyoda Corp.*	126,391
85,590	Chugai Pharmaceutical Co. Ltd.	3,078,691
36,032	Cosel Co. Ltd.	362,514
52,363	Dai-ichi Life Holdings, Inc.	1,148,465
109,498	Daiichi Sankyo Co. Ltd.	3,278,264
38,125	DeNA Co. Ltd.	384,929
17,540	Dowa Holdings Co. Ltd.	611,713
6,341	Eisai Co. Ltd.	298,589
70,810	Hakuhodo DY Holdings, Inc.	543,907
99,134	Hino Motors Ltd.*	337,511

109

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Japan - 13.4% - (continued)
22,220	Hisaka Works Ltd.	$ 147,543
45,248	Honda Motor Co. Ltd.	505,785
66,864	Isuzu Motors Ltd.	912,355
28,335	Japan Airlines Co. Ltd.	544,479
69,562	Japan Exchange Group, Inc.	1,539,525
50,920	JGC Holdings Corp.	596,449
68,550	Kao Corp.	2,712,356
107,000	KDDI Corp.	3,545,449
7,294	Keyence Corp.	3,263,320
24,700	KH Neochem Co. Ltd.	384,916
169,767	Kirin Holdings Co. Ltd.	2,440,223
9,926	Kissei Pharmaceutical Co. Ltd.	211,949
84,260	Kubota Corp.	1,275,483
7,428	Makino Milling Machine Co. Ltd.	300,869
28,359	Makita Corp.	763,282
17,243	Maruichi Steel Tube Ltd.	439,344
38,008	Maxell Ltd.	418,033
16,790	Miraial Co. Ltd.(2)	168,471
64,710	Mitsubishi Estate Co. Ltd.	896,616
51,530	Mitsubishi Gas Chemical Co., Inc.	841,530
156,595	Mitsubishi UFJ Financial Group, Inc.	1,466,754
32,783	MS&AD Insurance Group Holdings, Inc.	1,353,765
11,030	Nachi-Fujikoshi Corp.	257,229
33,826	Neturen Co. Ltd.	242,233
34,874	Nikon Corp.	355,908
269	Nippon Building Fund, Inc. REIT	1,088,403
28,701	Nippon Chemi-Con Corp.*	260,689
62,934	Nippon Television Holdings, Inc.	734,231
243,999	Nissan Motor Co. Ltd.	957,897
15,531	Nitori Holdings Co. Ltd.	2,032,724
21,386	NOK Corp.	283,268
7,544	Obic Co. Ltd.	1,158,830
6,730	OKUMA Corp.	302,810
36,840	Ono Pharmaceutical Co. Ltd.	664,009
39,730	OSG Corp.	540,658
17,036	Paramount Bed Holdings Co. Ltd.	307,689
151,118	Resona Holdings, Inc.	834,211
31,980	Rinnai Corp.	724,533
8,362	Sanyo Shokai Ltd.	152,860
42,336	SCSK Corp.	831,251
22,418	Secom Co. Ltd.	1,627,106
32,840	Seria Co. Ltd.	601,799
47,656	Seven & i Holdings Co. Ltd.	1,882,165
76,792	Shin-Etsu Chemical Co. Ltd.	3,022,701
44,700	Shiseido Co. Ltd.	1,246,088
157,565	SoftBank Corp.	2,093,384
33,192	Sony Group Corp.	3,255,083
38,366	Stanley Electric Co. Ltd.	732,810
38,691	Subaru Corp.	771,859
71,765	Sumitomo Electric Industries Ltd.	953,872
24,221	Sumitomo Heavy Industries Ltd.	628,401
66,184	Sumitomo Mitsui Trust Holdings, Inc.	1,356,326
55,937	Sumitomo Rubber Industries Ltd.	648,001
93,883	T&D Holdings, Inc.	1,554,585
26,260	Tachi-S Co. Ltd.	353,051
40,400	Tadano Ltd.	328,876
23,062	Taiheiyo Cement Corp.	474,669
32,587	Takeda Pharmaceutical Co. Ltd.	957,748
41,163	THK Co. Ltd.	791,426
79,499	Tochigi Bank Ltd.	170,180
29,455	Tokai Rika Co. Ltd.	466,009
12,170	Toyota Boshoku Corp.	200,529
42,045	TS Tech Co. Ltd.	532,582
7,650	Tsubakimoto Chain Co.	221,241
8,937	Tsuruha Holdings, Inc.	707,226
46,527	TV Asahi Holdings Corp.	554,576
41,393	Unipres Corp.	288,702
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Japan - 13.4% - (continued)
22,830	Ushio, Inc.	$ 319,831
72,198	USS Co. Ltd.	1,365,366
41,774	Xebio Holdings Co. Ltd.	277,693
51,975	Yakult Honsha Co. Ltd.	1,135,216
53,290	Yamato Holdings Co. Ltd.	921,194
		83,516,751
	Kazakhstan - 0.1%
3,966	Kaspi.KZ JSC ADR	364,872
3,755	Kaspi.KZ JSC GDR(3)	345,460
		710,332
	Luxembourg - 0.1%
14,993	RTL Group SA(2)	576,186
	Malaysia - 0.5%
565,956	CIMB Group Holdings Bhd.	745,445
431,700	Malayan Banking Bhd.	844,404
30,891	Nestle Malaysia Bhd.	780,439
154,160	Petronas Dagangan Bhd.	695,512
		3,065,800
	Mexico - 0.8%
19,473	Corp. Inmobiliaria Vesta SAB de CV ADR	738,416
61,558	Fresnillo PLC	411,742
661,384	Genomma Lab Internacional SAB de CV Class B	541,434
59,600	Grupo Financiero Banorte SAB de CV Class O	606,025
198,333	Megacable Holdings SAB de CV	507,024
338,855	Operadora De Sites Mexicanos SAB de CV Class A1	368,160
365,918	Wal-Mart de Mexico SAB de CV	1,511,380
		4,684,181
	Netherlands - 4.6%
76,911	ABN AMRO Bank NV GDR(1)	1,131,929
4,331	Argenx SE*	1,635,524
6,224	ASML Holding NV	5,399,867
24,651	Fugro NV*	455,127
69,304	Heineken NV	6,971,671
90,215	ING Groep NV	1,281,817
65,110	Koninklijke Philips NV	1,377,438
27,309	NN Group NV	1,119,348
167,103	Shell PLC	5,180,579
121,728	Universal Music Group NV	3,588,264
14,582	VEON Ltd. ADR*	283,620
		28,425,184
	Norway - 0.0%
23,400	Norsk Hydro ASA	137,136
	Peru - 0.1%
5,740	Credicorp Ltd.	851,988
	Philippines - 0.1%
901,200	Ayala Land, Inc.	544,600
227,435	Security Bank Corp.	286,844
		831,444
	Poland - 0.1%
281,635	Orange Polska SA	601,561
	Portugal - 0.3%
72,286	Jeronimo Martins SGPS SA	1,644,024
	Russia - 0.0%
94,370	Gazprom PJSC*(4)	—
3,866	LUKOIL PJSC ADR*(4)	—
55,232	Mobile TeleSystems PJSC ADR*(4)	—
23,552	Ozon Holdings PLC ADR*(4)	—
511,012	Sberbank of Russia PJSC*(4)	—

110

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Russia - 0.0% - (continued)
164,682	Surgutneftegas PJSC ADR*(4)	$ —
70,320	VK IPJSC GDR*(4)	—
		—
	Saudi Arabia - 1.3%
60,416	Al Rajhi Bank	1,348,661
3,058	Arabian Drilling Co.	136,832
401,115	Jarir Marketing Co.	1,630,088
16,267	Middle East Healthcare Co.*	432,907
108,780	Saudi Awwal Bank	1,039,214
70,609	Saudi Ground Services Co.*	783,343
281,381	Saudi National Bank	3,038,782
		8,409,827
	South Africa - 0.9%
4,226	Anglo American Platinum Ltd.	178,913
59,632	Anglo American PLC	1,421,489
39,656	Astral Foods Ltd.*	334,659
73,763	MTN Group Ltd.	376,409
5,115	Nampak Ltd.*	51,498
13,008	Naspers Ltd. Class N	2,179,688
661,842	Netcare Ltd.	503,385
1,009,500	Old Mutual Ltd.	671,803
		5,717,844
	South Korea - 3.4%
3,010	BGF retail Co. Ltd.*	318,572
70,577	Coupang, Inc.*	988,078
15,686	Coway Co. Ltd.*	650,651
68,702	DGB Financial Group, Inc.*	463,589
21,606	Hankook Tire & Technology Co. Ltd.*	826,950
89,866	Hanon Systems	419,429
5,661	Hyundai Mobis Co. Ltd.	887,381
30,757	KB Financial Group, Inc.	1,305,257
35,436	KT Corp.	938,629
4,719	LG Energy Solution Ltd.*	1,339,444
161,252	Samsung Electronics Co. Ltd.	8,761,922
18,835	Samsung Engineering Co. Ltd.*	314,158
44,530	Shinhan Financial Group Co. Ltd.	1,364,402
18,790	SK Hynix, Inc.	1,881,643
17,572	SK Telecom Co. Ltd.	660,683
44,908	Tongyang Life Insurance Co. Ltd.*	165,417
		21,286,205
	Spain - 1.4%
53,561	Almirall SA	508,073
64,234	Cellnex Telecom SA*(1)	2,471,555
216,360	Iberdrola SA	2,605,182
50,777	Industria de Diseno Textil SA	2,171,091
166,594	Prosegur Compania de Seguridad SA	315,223
432,667	Unicaja Banco SA(1)	413,692
		8,484,816
	Sweden - 1.7%
106,804	Assa Abloy AB Class B	2,929,176
115,587	Atlas Copco AB Class A	1,844,701
18,002	Atlas Copco AB Class B	249,291
145,495	Sandvik AB	3,057,706
72,027	SKF AB Class B	1,419,300
170,276	Telefonaktiebolaget LM Ericsson Class B	943,921
		10,444,095
	Switzerland - 3.7%
24,503	Adecco Group AG	1,059,585
2,474	EMS-Chemie Holding AG	1,867,659
3,529	Implenia AG	125,284
60,698	Novartis AG	6,277,006
2,975	Partners Group Holding AG	4,013,795
7,929	Schindler Holding AG	1,975,024
20,850	SGS SA	1,926,661
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Switzerland - 3.7% - (continued)
9,493	Sika AG	$ 2,620,617
4,607	Swatch Group AG	1,081,534
61,849	UBS Group AG	1,851,302
		22,798,467
	Taiwan - 4.2%
235,968	Advantech Co. Ltd.	2,543,549
9,800	ASPEED Technology, Inc.	962,553
88,963	Catcher Technology Co. Ltd.	552,793
1,206,000	China Development Financial Holding Corp.*	463,004
181,492	Delta Electronics, Inc.	1,624,098
217,196	Foxconn Technology Co. Ltd.	349,763
170,294	Hon Hai Precision Industry Co. Ltd.	557,070
80,741	Hotai Motor Co. Ltd.	1,635,655
34,000	Realtek Semiconductor Corp.	508,823
714,295	Taiwan Semiconductor Manufacturing Co. Ltd.	14,299,109
13,820	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,561,107
174,000	Unimicron Technology Corp.	976,188
		26,033,712
	Thailand - 0.5%
286,700	Central Pattana PCL	523,256
247,857	Kasikornbank PCL	831,372
50,996	Kasikornbank PCL NVDR	172,726
217,400	PTT Exploration & Production PCL	915,929
1,118,598	Thai Union Group PCL Class F	479,253
		2,922,536
	Turkey - 0.3%
31,081	Coca-Cola Icecek AS	548,300
101,152	KOC Holding AS	534,229
182,249	Ulker Biskuvi Sanayi AS*	561,251
		1,643,780
	Ukraine - 0.0%
74,995	Ferrexpo PLC	82,496
	United Arab Emirates - 0.1%
519,983	Americana Restaurants International PLC	440,286
279,906	Burjeel Holdings PLC	237,005
		677,291
	United Kingdom - 8.6%
59,963	AstraZeneca PLC	7,949,705
107,232	Babcock International Group PLC	612,857
269,432	BAE Systems PLC	4,013,584
391,575	BP PLC	2,286,961
75,931	British American Tobacco PLC	2,238,720
83,090	British Land Co. PLC REIT	399,390
623,554	BT Group PLC	883,409
51,991	Burberry Group PLC	856,392
152,326	CK Hutchison Holdings Ltd.	786,736
75,008	Compass Group PLC	2,066,002
142,624	Crest Nicholson Holdings PLC	378,485
20,461	Croda International PLC	1,238,434
90,691	Diageo PLC	3,275,565
136,803	easyJet PLC*	957,763
26,286	Flutter Entertainment PLC*	5,395,362
418,295	Hays PLC	520,508
59,745	Imperial Brands PLC	1,434,186
132,033	J Sainsbury PLC	450,782
197,376	John Wood Group PLC*	391,305
238,051	Kingfisher PLC	661,859
56,939	Land Securities Group PLC REIT	480,036
44,190	Mondi PLC	791,868
73,977	National Grid PLC	985,307
84,392	Pagegroup PLC	490,473
46,886	Reckitt Benckiser Group PLC	3,389,900
165,917	Smith & Nephew PLC	2,320,350

111

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	United Kingdom - 8.6% - (continued)
84,313	Smiths Group PLC	$ 1,727,880
191,548	Standard Chartered PLC	1,447,632
46,723	SThree PLC	241,769
59,344	Travis Perkins PLC	591,934
56,847	Unilever PLC	2,771,154
107,176	Vanquis Banking Group PLC	160,544
130,209	WPP PLC	1,259,185
		53,456,037
	United States - 7.5%
33,341	ARM Holdings PLC ADR*(2)	2,356,208
10,147	CSL Ltd.	1,992,643
85,249	Experian PLC	3,548,267
124,662	GSK PLC	2,465,532
12,493	Holcim AG	954,201
42,478	James Hardie Industries PLC CDI*	1,595,917
64,480	Las Vegas Sands Corp.	3,154,362
9,580	Linde PLC	3,866,509
7,923	Lululemon Athletica, Inc.*	3,595,616
31,074	Nestle SA	3,540,899
19,294	Qiagen NV*	837,117
9,729	Roche Holding AG	2,770,005
688	Rubicon Earnout Shares*(4)(5)	44
73,363	Rubicon TRA Placeholder*(4)(5)	8,803
64,948	Schlumberger NV	3,162,967
40,667	Schneider Electric SE	7,989,032
18,225	Spotify Technology SA*	3,924,754
16,188	Tory Burch LLC*(4)(5)	692,031
		46,454,907
	Total Common Stocks (cost $518,302,346)	$ 601,427,182
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
243,469	Essence Group Holdings Corp. Series 3*(4)(5)(6)	$ 396,855
38,688	Lookout, Inc. Series F*(4)(5)(6)	356,703
	Total Convertible Preferred Stocks (cost $826,934)	$ 753,558
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
11,423	iShares Core MSCI EAFE ETF	$ 798,125
	Total Exchange-Traded Funds (cost $766,718)	$ 798,125
PREFERRED STOCKS - 1.1%
	Brazil - 0.4%
913,144	Itausa SA (Preference Shares)(6)	$ 1,843,097
982,400	Raizen SA (Preference Shares)(6)	759,445
		2,602,542
	Chile - 0.2%
542,596	Embotelladora Andina SA (Preference Shares)(6)	1,382,458
	Germany - 0.5%
13,352	FUCHS SE (Preference Shares)(6)	585,265
11,193	Henkel AG & Co. KGaA (Preference Shares)(6)	858,039
10,913	Volkswagen AG (Preference Shares)(6)	1,403,576
		2,846,880
	Total Preferred Stocks (cost $5,602,247)	$ 6,831,880
Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Brazil - 0.0%
264	Localiza Rent a Car SA Expires 02/05/2024*		$ 479
	Total Rights (cost $—)		$ 479
	Total Long-Term Investments (cost $525,498,245)		$ 609,811,224
SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 0.4%
$ 2,269,084	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $2,269,418; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $2,314,529		$ 2,269,084
	Securities Lending Collateral - 0.8%
786,307	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(7)		786,307
2,621,021	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(7)		2,621,021
786,306	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(7)		786,306
786,307	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(7)		786,307
			4,979,941
	Total Short-Term Investments (cost $7,249,025)		$ 7,249,025
	Total Investments (cost $532,747,270)	99.1%	$ 617,060,249
	Other Assets and Liabilities	0.9%	5,605,645
	Total Net Assets	100.0%	$ 622,665,894
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $15,923,075, representing 2.6% of net assets.
(2)	Represents entire or partial securities on loan.

112

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $345,460, representing 0.1% of net assets.
(4)	Investment valued using significant unobservable inputs.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,454,436 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	$ 384,997	$ 396,855
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	356,703
09/2015	Rubicon Earnout Shares	688	—	44
09/2015	Rubicon TRA Placeholder	73,363	—	8,803
11/2013	Tory Burch LLC	16,188	1,268,749	692,031
			$ 2,095,683	$ 1,454,436

(6)	Currently no rate available.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	81	03/21/2024	$ 10,153,735	$ 95,740
Total futures contracts				$ 95,740
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
113

Hartford International Equity Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 9,587,264	$ 360,325	$ 9,226,939	$ —
Austria	5,862,433	128,854	5,733,579	—
Belgium	3,274,322	156,949	3,117,373	—
Brazil	9,547,982	9,547,982	—	—
Burkina Faso	379,496	379,496	—	—
Canada	31,652,548	31,652,548	—	—
Cayman Islands	818,327	818,327	—	—
Chile	515,990	341,236	174,754	—
China	37,605,196	7,027,562	30,577,634	—
Denmark	9,726,643	—	9,726,643	—
Egypt	416,098	—	416,098	—
Finland	5,174,602	—	5,174,602	—
France	59,763,370	640,621	59,122,749	—
Germany	29,168,786	—	29,168,786	—
Greece	433,058	—	433,058	—
Hong Kong	11,695,019	180,187	11,514,832	—
Hungary	2,065,182	1,813,821	251,361	—
India	25,188,614	627,044	24,561,570	—
Indonesia	4,582,972	94,660	4,488,312	—
Ireland	1,446,175	—	1,446,175	—
Italy	19,066,505	4,330,109	14,736,396	—
Japan	83,516,751	—	83,516,751	—
Kazakhstan	710,332	710,332	—	—
Luxembourg	576,186	—	576,186	—
Malaysia	3,065,800	1,475,951	1,589,849	—
Mexico	4,684,181	4,272,439	411,742	—
Netherlands	28,425,184	283,620	28,141,564	—
Norway	137,136	—	137,136	—
Peru	851,988	851,988	—	—
Philippines	831,444	286,844	544,600	—
Poland	601,561	—	601,561	—
Portugal	1,644,024	—	1,644,024	—
Russia	—	—	—	—
Saudi Arabia	8,409,827	2,199,827	6,210,000	—
South Africa	5,717,844	3,445,639	2,272,205	—
South Korea	21,286,205	988,078	20,298,127	—
Spain	8,484,816	—	8,484,816	—
Sweden	10,444,095	—	10,444,095	—
Switzerland	22,798,467	—	22,798,467	—
Taiwan	26,033,712	1,561,107	24,472,605	—
Thailand	2,922,536	1,833,881	1,088,655	—
Turkey	1,643,780	561,251	1,082,529	—
Ukraine	82,496	82,496	—	—
United Arab Emirates	677,291	677,291	—	—
United Kingdom	53,456,037	1,821,370	51,634,667	—
United States	46,454,907	16,193,907	29,560,122	700,878
Convertible Preferred Stocks	753,558	—	—	753,558
Exchange-Traded Funds	798,125	798,125	—	—
Preferred Stocks	6,831,880	3,985,000	2,846,880	—
Rights	479	479	—	—
Short-Term Investments	7,249,025	4,979,941	2,269,084	—
Futures Contracts(2)	95,740	95,740	—	—
Total	$ 617,155,989	$ 105,205,027	$ 510,496,526	$ 1,454,436

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
114

The Hartford International Growth Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Austria - 2.4%
172,017	Erste Group Bank AG	$ 7,410,217
	Canada - 2.8%
108,563	Shopify, Inc. Class A*	8,692,639
	China - 6.8%
236,952	BYD Co. Ltd. Class H	5,305,393
128,887	H World Group Ltd. ADR	4,094,740
3,477,197	Lenovo Group Ltd.	3,640,871
226,247	Tencent Holdings Ltd.	7,853,328
		20,894,332
	Denmark - 5.0%
25,924	DSV AS	4,638,056
96,172	Novo Nordisk AS Class B	10,992,881
		15,630,937
	France - 13.4%
210,903	Accor SA	8,329,296
75,633	Airbus SE	12,047,266
29,043	Capgemini SE	6,456,880
20,089	L'Oreal SA	9,613,672
51,551	Publicis Groupe SA	5,165,077
		41,612,191
	Germany - 4.0%
29,581	adidas AG	5,584,537
183,805	Infineon Technologies AG	6,700,965
		12,285,502
	India - 2.1%
93,078	Reliance Industries Ltd. GDR(1)	6,436,959
	Italy - 8.7%
469,488	Davide Campari-Milano NV	4,756,492
21,443	Ferrari NV	7,453,538
99,485	Moncler SpA	6,119,991
63,754	Ryanair Holdings PLC ADR	8,517,534
		26,847,555
	Japan - 8.1%
211,820	Daiichi Sankyo Co. Ltd.	6,341,686
14,267	Keyence Corp.	6,383,026
149,922	Shin-Etsu Chemical Co. Ltd.	5,901,257
66,205	Sony Group Corp.	6,492,612
		25,118,581
	Netherlands - 8.8%
8,566	Argenx SE*	3,234,796
12,186	ASML Holding NV	10,572,426
62,765	Heineken NV	6,313,877
241,191	Universal Music Group NV	7,109,761
		27,230,860
	South Korea - 3.6%
9,317	LG Energy Solution Ltd.*	2,644,543
157,491	Samsung Electronics Co. Ltd.	8,557,562
		11,202,105
	Spain - 1.6%
126,008	Cellnex Telecom SA*(1)	4,848,456
	Sweden - 1.9%
285,455	Sandvik AB	5,999,089
	Switzerland - 2.5%
5,813	Partners Group Holding AG	7,842,754
	Taiwan - 5.3%
827,182	Taiwan Semiconductor Manufacturing Co. Ltd.	16,558,936
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.5% - (continued)
	United Kingdom - 6.6%
73,616	AstraZeneca PLC		$ 9,759,777
51,628	Flutter Entertainment PLC*		10,596,962
			20,356,739
	United States - 13.9%
63,886	ARM Holdings PLC ADR*(2)		4,514,824
133,405	Las Vegas Sands Corp.		6,526,173
15,575	Lululemon Athletica, Inc.*		7,068,246
128,706	Schlumberger NV		6,267,982
53,518	Schneider Electric SE		10,513,611
37,124	Spotify Technology SA*		7,994,653
			42,885,489
	Total Common Stocks (cost $216,664,970)		$ 301,853,341
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.3%
$ 783,304	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $783,419; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $799,024		$ 783,304
	Securities Lending Collateral - 1.4%
696,592	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(3)		696,592
2,321,975	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(3)		2,321,975
696,593	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(3)		696,593
696,593	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(3)		696,593
			4,411,753
	Total Short-Term Investments (cost $5,195,057)		$ 5,195,057
	Total Investments (cost $221,860,027)	99.2%	$ 307,048,398
	Other Assets and Liabilities	0.8%	2,541,225
	Total Net Assets	100.0%	$ 309,589,623
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

115

The Hartford International Growth Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $11,285,415, representing 3.6% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Austria	$ 7,410,217	$ —	$ 7,410,217	$ —
Canada	8,692,639	8,692,639	—	—
China	20,894,332	4,094,740	16,799,592	—
Denmark	15,630,937	—	15,630,937	—
France	41,612,191	—	41,612,191	—
Germany	12,285,502	—	12,285,502	—
India	6,436,959	—	6,436,959	—
Italy	26,847,555	11,517,698	15,329,857	—
Japan	25,118,581	—	25,118,581	—
Netherlands	27,230,860	—	27,230,860	—
South Korea	11,202,105	—	11,202,105	—
Spain	4,848,456	—	4,848,456	—
Sweden	5,999,089	—	5,999,089	—
Switzerland	7,842,754	—	7,842,754	—
Taiwan	16,558,936	—	16,558,936	—
United Kingdom	20,356,739	—	20,356,739	—
United States	42,885,489	32,371,878	10,513,611	—
Short-Term Investments	5,195,057	4,411,753	783,304	—
Total	$ 307,048,398	$ 61,088,708	$ 245,959,690	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
116

The Hartford International Opportunities Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Australia - 2.0%
1,045,795	Rio Tinto PLC	$ 72,389,317
	Brazil - 1.2%
3,988,099	Localiza Rent a Car SA	43,564,492
	Canada - 8.0%
455,031	Cameco Corp.	21,725,196
658,577	Canadian Pacific Kansas City Ltd.	52,996,724
2,687,160	Cenovus Energy, Inc.	43,531,812
16,633	Constellation Software, Inc.	45,971,140
342,933	RB Global, Inc.(1)	21,951,589
664,830	Royal Bank of Canada	64,883,294
259,237	TFI International, Inc.	34,069,386
		285,129,141
	China - 4.4%
855,000	BYD Co. Ltd. Class H	19,143,585
1,878,084	ENN Energy Holdings Ltd.	13,980,174
1,343,957	KE Holdings, Inc. ADR	19,043,871
2,503,652	Proya Cosmetics Co. Ltd. Class A	28,742,496
2,158,157	Tencent Holdings Ltd.	74,912,436
		155,822,562
	Denmark - 2.0%
625,232	Novo Nordisk AS Class B	71,466,759
	France - 11.5%
412,988	Airbus SE	65,783,142
1,897,968	AXA SA	63,705,884
838,851	BNP Paribas SA	56,357,505
665,785	Bureau Veritas SA	17,709,136
222,534	Capgemini SE	49,474,068
11,391	Hermes International SCA	24,031,127
84,844	L'Oreal SA	40,602,437
210,484	Pernod Ricard SA	34,516,334
973,287	Renault SA	36,653,676
1,358,275	Vallourec SACA*	19,431,747
		408,265,056
	Germany - 10.6%
258,064	adidas AG	48,719,383
2,101,780	Deutsche Telekom AG	51,594,094
1,698,347	Infineon Technologies AG	61,916,506
219,461	Merck KGaA	36,008,171
1,240,806	RWE AG	45,817,532
396,402	SAP SE	68,675,289
369,330	Siemens AG	66,118,877
		378,849,852
	Hong Kong - 0.7%
776,000	Hong Kong Exchanges & Clearing Ltd.	23,527,387
	India - 3.7%
3,775,437	Axis Bank Ltd.	48,541,955
882,911	Larsen & Toubro Ltd.	36,963,276
1,333,066	Reliance Industries Ltd.	45,799,489
		131,304,720
	Indonesia - 0.8%
48,718,800	Bank Central Asia Tbk. PT	29,476,160
	Italy - 1.8%
79,267	Ferrari NV	27,643,348
1,235,480	UniCredit SpA	36,189,751
		63,833,099
	Japan - 13.0%
1,464,517	Bandai Namco Holdings, Inc.	31,710,510
1,094,800	Dai-ichi Life Holdings, Inc.	24,011,988
159,200	Fast Retailing Co. Ltd.	42,502,701
1,168,003	ITOCHU Corp.	53,008,767
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Japan - 13.0% - (continued)
133,094	Keyence Corp.	$ 59,545,973
7,268,800	Mitsubishi UFJ Financial Group, Inc.	68,083,552
618,500	Oriental Land Co. Ltd.	22,971,133
903,700	Recruit Holdings Co. Ltd.	35,694,989
860,900	Sony Group Corp.	84,427,006
2,368,353	T&D Holdings, Inc.	39,216,951
		461,173,570
	Jersey - 0.2%
1,693,647	Arcadium Lithium PLC CDI*	8,644,491
	Netherlands - 6.5%
113,781	ASML Holding NV	98,715,017
2,564,449	Shell PLC	80,263,513
349,086	Wolters Kluwer NV	51,461,224
		230,439,754
	South Africa - 1.1%
1,654,033	Anglo American PLC	39,428,312
	South Korea - 3.2%
2,106,887	Samsung Electronics Co. Ltd.	114,481,559
	Spain - 1.2%
3,506,153	Iberdrola SA	42,219,611
	Switzerland - 4.5%
461,771	Alcon, Inc.	34,759,810
775,971	Novartis AG	80,246,046
32,233	Partners Group Holding AG	43,487,956
		158,493,812
	Taiwan - 3.6%
6,307,440	Taiwan Semiconductor Manufacturing Co. Ltd.	126,265,437
	Thailand - 1.2%
13,126,514	Kasikornbank PCL	44,029,460
	United Kingdom - 11.0%
624,408	AstraZeneca PLC	82,782,039
4,072,081	BAE Systems PLC	60,659,608
8,631,992	HSBC Holdings PLC	67,396,025
576,321	London Stock Exchange Group PLC	65,189,997
774,065	Reckitt Benckiser Group PLC	55,965,591
1,224,837	Unilever PLC	59,600,831
		391,594,091
	United States - 5.3%
86,465	ARM Holdings PLC ADR*(1)	6,110,482
563,837	CRH PLC	39,999,508
117,661	CyberArk Software Ltd.*	27,471,490
1,656,744	GSK PLC	32,766,641
86,740	Linde PLC	35,008,456
164,650	Spotify Technology SA*	35,457,378
783,331	Tenaris SA	12,372,154
		189,186,109
	Total Common Stocks (cost $2,896,195,407)	$ 3,469,584,751
PREFERRED STOCKS - 1.2%
	Brazil - 1.2%
14,193,300	Banco Bradesco SA (Preference Shares)(2)	$ 43,974,479
	Total Preferred Stocks (cost $40,738,024)	$ 43,974,479

117

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Brazil - 0.0%
14,811	Localiza Rent a Car SA Expires 02/05/2024*		$ 26,905
	Total Rights (cost $—)		$ 26,905
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(3)		$ —
	Total Warrants (cost $—)		$ —
	Total Long-Term Investments (cost $2,936,933,431)		$ 3,513,586,135
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
$ 7,869,793	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $7,870,952; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $8,027,279		$ 7,869,793
	Securities Lending Collateral - 0.2%
943,740	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		943,740
3,145,800	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(4)		3,145,800
943,740	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(4)		943,740
943,740	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		943,740
			5,977,020
	Total Short-Term Investments (cost $13,846,813)		$ 13,846,813
	Total Investments (cost $2,950,780,244)	99.1%	$ 3,527,432,948
	Other Assets and Liabilities	0.9%	32,678,359
	Total Net Assets	100.0%	$ 3,560,111,307
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Currently no rate available.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

118

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 72,389,317	$ —	$ 72,389,317	$ —
Brazil	43,564,492	43,564,492	—	—
Canada	285,129,141	285,129,141	—	—
China	155,822,562	19,043,871	136,778,691	—
Denmark	71,466,759	—	71,466,759	—
France	408,265,056	—	408,265,056	—
Germany	378,849,852	—	378,849,852	—
Hong Kong	23,527,387	—	23,527,387	—
India	131,304,720	—	131,304,720	—
Indonesia	29,476,160	—	29,476,160	—
Italy	63,833,099	—	63,833,099	—
Japan	461,173,570	—	461,173,570	—
Jersey	8,644,491	8,644,491	—	—
Netherlands	230,439,754	—	230,439,754	—
South Africa	39,428,312	—	39,428,312	—
South Korea	114,481,559	—	114,481,559	—
Spain	42,219,611	732,520	41,487,091	—
Switzerland	158,493,812	—	158,493,812	—
Taiwan	126,265,437	—	126,265,437	—
Thailand	44,029,460	44,029,460	—	—
United Kingdom	391,594,091	—	391,594,091	—
United States	189,186,109	69,039,350	120,146,759	—
Preferred Stocks	43,974,479	43,974,479	—	—
Rights	26,905	26,905	—	—
Warrants	—	—	—	—
Short-Term Investments	13,846,813	5,977,020	7,869,793	—
Total	$ 3,527,432,948	$ 520,161,729	$ 3,007,271,219	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
119

The Hartford International Value Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8%
	Australia - 0.3%
2,431,711	Austal Ltd.	$ 3,225,991
4,965,021	OceanaGold Corp.	9,934,104
		13,160,095
	Austria - 1.2%
7,159,745	ams-OSRAM AG*	16,756,931
848,909	Erste Group Bank AG	36,569,642
223,645	Zumtobel Group AG	1,450,159
		54,776,732
	Belgium - 1.0%
570,317	Ageas SA	24,507,659
891,910	bpost SA	3,645,422
1,813,485	Proximus SADP	17,208,750
		45,361,831
	Brazil - 3.0%
8,840,768	Atacadao SA	18,575,891
10,322,340	Banco Bradesco SA ADR	31,999,254
8,023,332	Caixa Seguridade Participacoes SA	22,882,626
1,323,063	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	21,059,411
2,854,527	Telefonica Brasil SA	29,591,577
1,458,839	Ultrapar Participacoes SA	8,294,747
		132,403,506
	Burkina Faso - 0.2%
601,507	Endeavour Mining PLC	10,419,947
	Canada - 1.2%
835,597	ARC Resources Ltd.	12,977,251
1,524,681	Barrick Gold Corp.	23,815,167
1,913,498	Centerra Gold, Inc.	10,090,893
1,262,618	Trican Well Service Ltd.	4,113,404
		50,996,715
	Chile - 0.4%
390,089	Cia Cervecerias Unidas SA ADR(1)	4,645,960
1,001,031	Embotelladora Andina SA Class B, ADR	15,105,558
		19,751,518
	China - 0.9%
1,742,351	Alibaba Group Holding Ltd.	15,627,100
215,960	Baidu, Inc. Class A*	2,796,079
17,839,804	China BlueChemical Ltd. Class H	4,911,997
135,309,937	China Reinsurance Group Corp. Class H	7,272,359
17,840,423	Dongfeng Motor Group Co. Ltd. Class H	6,889,455
		37,496,990
	Egypt - 0.3%
9,639,610	Centamin PLC	11,743,205
	Finland - 0.8%
6,321,242	Nokia OYJ	22,852,700
1,333,196	Nokian Renkaat OYJ	12,015,192
		34,867,892
	France - 11.1%
2,124,695	ALD SA(2)	14,160,431
1,770,795	AXA SA	59,437,283
687,567	BNP Paribas SA	46,193,616
1,507,219	Carrefour SA	25,731,690
585,675	Cie de Saint-Gobain SA	41,411,047
3,275,477	Engie SA	52,317,462
318,655	Imerys SA	10,597,261
857,363	Metropole Television SA	12,159,552
2,836,428	Orange SA	33,730,582
376,179	Quadient SA	7,970,108
545,511	Renault SA	20,543,769
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	France - 11.1% - (continued)
1,528,596	Societe Generale SA	$ 39,292,590
1,935,677	Television Francaise 1 SA	17,069,794
1,246,341	TotalEnergies SE	80,857,101
1,299,264	Valeo SE	16,958,706
237,141	Vicat SACA	9,226,103
		487,657,095
	Germany - 5.2%
713,689	BASF SE	34,117,183
2,299,757	Ceconomy AG*	5,586,448
244,875	Continental AG	20,003,996
962,077	Daimler Truck Holding AG	34,381,898
479,480	Duerr AG	10,962,562
1,218,373	Evonik Industries AG	22,413,365
1,044,849	Fresenius SE & Co. KGaA	29,331,871
526,793	Heidelberg Materials AG	48,646,404
307,440	Mercedes-Benz Group AG	20,756,128
		226,199,855
	Hong Kong - 2.1%
1,651,388	ASMPT Ltd.	15,936,515
4,092,908	CK Asset Holdings Ltd.	18,468,592
1,565,514	Dah Sing Financial Holdings Ltd.	3,152,856
5,886,955	PAX Global Technology Ltd.	4,118,937
2,062,555	Prudential PLC	21,187,735
38,412,341	WH Group Ltd.(2)	22,663,072
5,848,593	Yue Yuen Industrial Holdings Ltd.	5,515,381
		91,043,088
	Hungary - 0.1%
3,041,085	Magyar Telekom Telecommunications PLC	6,590,767
	India - 0.6%
3,218,956	Canara Bank	18,686,598
3,142,273	Oil & Natural Gas Corp. Ltd.	9,545,325
		28,231,923
	Indonesia - 0.3%
20,207,035	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,082,063
35,530,916	Semen Indonesia Persero Tbk. PT	13,954,319
		15,036,382
	Ireland - 0.9%
4,551,417	AIB Group PLC	19,991,753
2,222,944	Bank of Ireland Group PLC	20,442,147
		40,433,900
	Italy - 3.5%
6,415,864	BPER Banca	23,141,135
116,580	De' Longhi SpA	3,775,925
3,543,733	Eni SpA	56,491,851
2,442,119	UniCredit SpA	71,534,689
		154,943,600
	Japan - 24.3%
298,600	Aeon Delight Co. Ltd.	7,648,634
882,116	Alfresa Holdings Corp.	14,465,767
1,351,700	Alps Alpine Co. Ltd.	10,031,677
1,449,830	Amada Co. Ltd.	15,646,036
1,039,948	ASKUL Corp.	14,056,617
829,600	Avex, Inc.	7,958,018
450,380	BML, Inc.	8,704,323
1,244,159	Chiyoda Corp.*(1)	2,853,434
310,319	Cosel Co. Ltd.	3,122,085
1,497,554	Dai-ichi Life Holdings, Inc.	32,845,495
1,066,209	DeNA Co. Ltd.	10,764,977
493,290	Dowa Holdings Co. Ltd.	17,203,650

120

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Japan - 24.3% - (continued)
170,651	Eisai Co. Ltd.	$ 8,035,721
1,970,910	Hakuhodo DY Holdings, Inc.	15,138,996
2,685,092	Hino Motors Ltd.*	9,141,646
254,449	Hisaka Works Ltd.	1,689,562
1,251,013	Honda Motor Co. Ltd.	13,983,898
1,900,276	Isuzu Motors Ltd.	25,929,154
786,622	Japan Airlines Co. Ltd.	15,115,544
1,417,647	JGC Holdings Corp.	16,605,553
666,709	KH Neochem Co. Ltd.	10,389,765
1,696,109	Kirin Holdings Co. Ltd.	24,379,797
241,480	Kissei Pharmaceutical Co. Ltd.	5,156,312
2,372,790	Kubota Corp.	35,918,024
196,506	Makino Milling Machine Co. Ltd.	7,959,430
799,396	Makita Corp.	21,515,735
479,589	Maruichi Steel Tube Ltd.	12,219,709
477,227	Maxell Ltd.	5,248,809
168,390	Miraial Co. Ltd.(1)	1,689,630
1,866,818	Mitsubishi Estate Co. Ltd.	25,866,469
1,414,750	Mitsubishi Gas Chemical Co., Inc.	23,104,106
4,404,294	Mitsubishi UFJ Financial Group, Inc.	41,253,024
936,297	MS&AD Insurance Group Holdings, Inc.	38,664,137
227,870	Nachi-Fujikoshi Corp.	5,314,126
172,906	Neturen Co. Ltd.	1,238,204
949,900	Nikon Corp.	9,694,236
293,069	Nippon Chemi-Con Corp.*	2,661,926
1,766,916	Nippon Television Holdings, Inc.	20,614,053
7,050,579	Nissan Motor Co. Ltd.	27,679,339
516,170	NOK Corp.	6,836,916
186,615	OKUMA Corp.	8,396,575
1,024,299	Ono Pharmaceutical Co. Ltd.	18,462,095
1,108,650	OSG Corp.	15,086,857
202,017	Paramount Bed Holdings Co. Ltd.	3,648,651
4,279,862	Resona Holdings, Inc.	23,625,946
893,620	Rinnai Corp.	20,245,696
176,527	Sanyo Shokai Ltd.	3,226,959
917,620	Seria Co. Ltd.	16,815,565
1,109,384	Stanley Electric Co. Ltd.	21,189,791
1,086,098	Subaru Corp.	21,666,903
2,085,133	Sumitomo Electric Industries Ltd.	27,714,755
669,408	Sumitomo Heavy Industries Ltd.	17,367,448
1,850,633	Sumitomo Mitsui Trust Holdings, Inc.	37,925,498
1,577,223	Sumitomo Rubber Industries Ltd.	18,271,299
2,591,827	T&D Holdings, Inc.	42,917,399
267,069	Tachi-S Co. Ltd.	3,590,593
1,101,250	Tadano Ltd.	8,964,708
647,181	Taiheiyo Cement Corp.	13,320,473
911,192	Takeda Pharmaceutical Co. Ltd.	26,780,369
1,153,573	THK Co. Ltd.	22,179,317
922,125	Tochigi Bank Ltd.	1,973,952
821,637	Tokai Rika Co. Ltd.	12,999,151
331,980	Toyota Boshoku Corp.	5,470,142
1,194,105	TS Tech Co. Ltd.	15,125,664
191,050	Tsubakimoto Chain Co.	5,525,253
240,461	Tsuruha Holdings, Inc.	19,028,791
1,276,387	TV Asahi Holdings Corp.	15,213,824
412,799	Unipres Corp.	2,879,129
623,897	Ushio, Inc.	8,740,328
421,125	Xebio Holdings Co. Ltd.	2,799,436
1,531,220	Yamato Holdings Co. Ltd.	26,469,320
		1,065,966,421
	Luxembourg - 0.4%
420,267	RTL Group SA	16,151,015
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Malaysia - 0.5%
15,760,316	CIMB Group Holdings Bhd.	$ 20,758,592
	Mexico - 0.9%
1,692,885	Fresnillo PLC	11,323,160
16,469,062	Genomma Lab Internacional SAB de CV Class B	13,482,211
5,544,901	Megacable Holdings SAB de CV	14,175,153
		38,980,524
	Netherlands - 6.0%
2,203,173	ABN AMRO Bank NV GDR(2)	32,424,940
698,971	Fugro NV*	12,904,987
2,537,539	ING Groep NV	36,054,534
1,880,113	Koninklijke Philips NV	39,774,838
768,177	NN Group NV	31,486,217
3,509,660	Shell PLC	108,807,559
194,366	VEON Ltd. ADR*	3,780,419
		265,233,494
	Norway - 0.1%
650,809	Norsk Hydro ASA	3,814,068
	Philippines - 0.2%
5,233,488	Security Bank Corp.	6,600,544
	Poland - 0.4%
7,908,588	Orange Polska SA	16,892,413
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.5%
791,843	Anglo American PLC	18,875,701
230,650	Astral Foods Ltd.*	1,946,466
2,052,184	MTN Group Ltd.	10,472,194
59,203	Nampak Ltd.*(1)	596,062
18,309,427	Netcare Ltd.	13,925,824
28,104,466	Old Mutual Ltd.	18,702,979
		64,519,226
	South Korea - 4.1%
436,944	Coway Co. Ltd.*	18,124,307
1,617,201	DGB Financial Group, Inc.*	10,912,586
603,262	Hankook Tire & Technology Co. Ltd.*	23,089,315
157,960	Hyundai Mobis Co. Ltd.	24,760,779
864,555	KB Financial Group, Inc.	36,689,746
999,195	KT Corp.	26,466,678
1,264,231	Shinhan Financial Group Co. Ltd.	38,736,108
715,424	Tongyang Life Insurance Co. Ltd.*	2,635,232
		181,414,751
	Spain - 0.7%
1,491,055	Almirall SA	14,143,972
2,742,085	Prosegur Compania de Seguridad SA	5,188,476
12,200,088	Unicaja Banco SA(2)	11,665,042
		30,997,490
	Sweden - 1.6%
2,076,569	SKF AB Class B	40,919,034
4,908,972	Telefonaktiebolaget LM Ericsson Class B	27,212,767
		68,131,801

121

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.8% - (continued)
	Switzerland - 4.6%
689,859	Adecco Group AG	$ 29,831,614
77,333	Implenia AG	2,745,413
846,071	Novartis AG	87,495,348
129,557	Swatch Group AG	30,414,652
1,728,737	UBS Group AG	51,745,605
		202,232,632
	Taiwan - 0.9%
2,546,942	Catcher Technology Co. Ltd.	15,826,036
6,342,407	Foxconn Technology Co. Ltd.	10,213,524
4,751,338	Hon Hai Precision Industry Co. Ltd.	15,542,689
		41,582,249
	Thailand - 0.9%
7,293,344	Kasikornbank PCL	24,463,616
723,380	Kasikornbank PCL NVDR	2,450,131
31,069,618	Thai Union Group PCL Class F	13,311,485
		40,225,232
	Turkey - 0.6%
854,198	Coca-Cola Icecek AS	15,068,908
3,038,983	Ulker Biskuvi Sanayi AS*	9,358,806
		24,427,714
	Ukraine - 0.1%
2,269,667	Ferrexpo PLC	2,496,671
	United Kingdom - 10.7%
2,976,247	Babcock International Group PLC	17,009,974
11,179,216	BP PLC	65,291,277
2,128,227	British American Tobacco PLC	62,747,805
2,335,379	British Land Co. PLC REIT	11,225,511
17,396,004	BT Group PLC	24,645,465
1,448,097	Burberry Group PLC	23,852,941
4,241,335	CK Hutchison Holdings Ltd.	21,905,732
3,890,421	Crest Nicholson Holdings PLC	10,324,114
3,855,466	easyJet PLC*	26,992,269
11,728,925	Hays PLC	14,594,955
3,674,064	J Sainsbury PLC	12,543,843
5,383,955	John Wood Group PLC*	10,673,895
6,624,386	Kingfisher PLC	18,417,945
1,600,276	Land Securities Group PLC REIT	13,491,448
1,243,798	Mondi PLC	22,288,397
2,455,046	Pagegroup PLC	14,268,332
5,569,252	Standard Chartered PLC	42,089,851
715,157	SThree PLC	3,700,598
1,661,968	Travis Perkins PLC	16,577,497
1,928,949	Vanquis Banking Group PLC	2,889,467
3,661,198	WPP PLC	35,405,581
		470,936,897
	United States - 2.2%
3,504,762	GSK PLC	69,316,248
354,243	Holcim AG	27,056,664
		96,372,912
	Total Common Stocks (cost $3,824,828,283)	$ 4,118,849,687
PREFERRED STOCKS - 2.3%
	Brazil - 0.5%
27,585,200	Raizen SA (Preference Shares)(4)	$ 21,324,745
	Germany - 1.8%
364,027	FUCHS SE (Preference Shares)(4)	15,956,587
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.3% - (continued)
	Germany - 1.8% - (continued)
320,561	Henkel AG & Co. KGaA (Preference Shares)(4)		$ 24,573,732
307,040	Volkswagen AG (Preference Shares)(4)		39,489,957
			80,020,276
	Total Preferred Stocks (cost $90,903,422)		$ 101,345,021
	Total Long-Term Investments (cost $3,915,731,705)		$ 4,220,194,708
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 36,703,515	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $36,708,919; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $37,437,626		$ 36,703,515
	Securities Lending Collateral - 0.0%
112,044	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(5)		112,044
373,480	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(5)		373,480
112,044	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(5)		112,044
112,044	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(5)		112,044
			709,612
	Total Short-Term Investments (cost $37,413,127)		$ 37,413,127
	Total Investments (cost $3,953,144,832)	96.9%	$ 4,257,607,835
	Other Assets and Liabilities	3.1%	134,237,528
	Total Net Assets	100.0%	$ 4,391,845,363
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.

122

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $80,913,485, representing 1.8% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	704	03/15/2024	$ 78,601,600	$ 1,175,787
Total futures contracts				$ 1,175,787
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
123

The Hartford International Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 13,160,095	$ 9,934,104	$ 3,225,991	$ —
Austria	54,776,732	1,450,159	53,326,573	—
Belgium	45,361,831	3,645,422	41,716,409	—
Brazil	132,403,506	132,403,506	—	—
Burkina Faso	10,419,947	10,419,947	—	—
Canada	50,996,715	50,996,715	—	—
Chile	19,751,518	19,751,518	—	—
China	37,496,990	—	37,496,990	—
Egypt	11,743,205	—	11,743,205	—
Finland	34,867,892	—	34,867,892	—
France	487,657,095	17,069,794	470,587,301	—
Germany	226,199,855	—	226,199,855	—
Hong Kong	91,043,088	4,118,937	86,924,151	—
Hungary	6,590,767	—	6,590,767	—
India	28,231,923	—	28,231,923	—
Indonesia	15,036,382	1,082,063	13,954,319	—
Ireland	40,433,900	—	40,433,900	—
Italy	154,943,600	—	154,943,600	—
Japan	1,065,966,421	—	1,065,966,421	—
Luxembourg	16,151,015	—	16,151,015	—
Malaysia	20,758,592	—	20,758,592	—
Mexico	38,980,524	27,657,364	11,323,160	—
Netherlands	265,233,494	3,780,419	261,453,075	—
Norway	3,814,068	—	3,814,068	—
Philippines	6,600,544	6,600,544	—	—
Poland	16,892,413	—	16,892,413	—
Russia	—	—	—	—
South Africa	64,519,226	26,940,546	37,578,680	—
South Korea	181,414,751	—	181,414,751	—
Spain	30,997,490	—	30,997,490	—
Sweden	68,131,801	—	68,131,801	—
Switzerland	202,232,632	—	202,232,632	—
Taiwan	41,582,249	—	41,582,249	—
Thailand	40,225,232	37,775,101	2,450,131	—
Turkey	24,427,714	9,358,806	15,068,908	—
Ukraine	2,496,671	2,496,671	—	—
United Kingdom	470,936,897	49,770,310	421,166,587	—
United States	96,372,912	—	96,372,912	—
Preferred Stocks	101,345,021	21,324,745	80,020,276	—
Short-Term Investments	37,413,127	709,612	36,703,515	—
Futures Contracts(2)	1,175,787	1,175,787	—	—
Total	$ 4,258,783,622	$ 438,462,070	$ 3,820,321,552	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
124

The Hartford MidCap Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1%
	Automobiles & Components - 1.3%
570,759	Gentex Corp.	$ 18,909,246
550,631	Visteon Corp.*	63,482,248
		82,391,494
	Banks - 0.5%
215,112	M&T Bank Corp.	29,706,967
	Capital Goods - 12.8%
97,911	Acuity Brands, Inc.	23,318,484
404,670	Axon Enterprise, Inc.*	100,787,110
305,463	Builders FirstSource, Inc.*	53,068,087
901,111	Fortive Corp.	70,448,858
919,656	Graco, Inc.	78,446,657
322,613	IDEX Corp.	68,232,650
811,758	Ingersoll Rand, Inc.	64,826,994
257,729	Lennox International, Inc.	110,349,249
254,928	Lincoln Electric Holdings, Inc.	56,650,100
180,783	NEXTracker, Inc. Class A*	8,184,046
176,746	Watsco, Inc.	69,104,151
670,797	Westinghouse Air Brake Technologies Corp.	88,256,761
		791,673,147
	Commercial & Professional Services - 3.2%
1,035,598	Ceridian HCM Holding, Inc.*	71,994,773
2,053,966	Genpact Ltd.	73,737,380
456,226	Robert Half, Inc.	36,288,216
237,170	TransUnion	16,409,792
		198,430,161
	Consumer Discretionary Distribution & Retail - 3.5%
1,075,881	CarMax, Inc.*	76,581,210
1,598,618	Chewy, Inc. Class A*	28,487,373
403,243	Floor & Decor Holdings, Inc. Class A*(1)	40,550,116
1,985,764	Valvoline, Inc.*	72,460,528
		218,079,227
	Consumer Durables & Apparel - 3.8%
133,971	Deckers Outdoor Corp.*	100,977,962
19,340	NVR, Inc.*	136,836,108
		237,814,070
	Consumer Services - 4.1%
529,607	Choice Hotels International, Inc.(1)	64,146,000
3,166,331	DraftKings, Inc. Class A*	123,645,225
526,826	Hyatt Hotels Corp. Class A	67,628,654
		255,419,879
	Consumer Staples Distribution & Retail - 0.6%
623,456	BJ's Wholesale Club Holdings, Inc.*	40,113,159
	Energy - 3.7%
1,289,124	Coterra Energy, Inc.	32,073,405
2,141,725	Marathon Oil Corp.	48,938,416
1,165,561	Ovintiv, Inc.	49,443,098
1,187,239	Targa Resources Corp.	100,867,825
		231,322,744
	Equity Real Estate Investment Trusts (REITs) - 1.3%
508,750	Lamar Advertising Co. Class A, REIT	53,255,950
475,261	Rexford Industrial Realty, Inc. REIT	24,993,976
		78,249,926
	Financial Services - 8.8%
193,966	Credit Acceptance Corp.*	104,949,184
433,574	Hamilton Lane, Inc. Class A	50,268,570
112,438	Morningstar, Inc.	31,403,933
3,024,218	Nuvei Corp.(2)	73,458,255
1,010,213	Shift4 Payments, Inc. Class A*	72,543,396
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Financial Services - 8.8% - (continued)
892,338	Tradeweb Markets, Inc. Class A	$ 85,120,122
615,288	WEX, Inc.*	125,758,714
		543,502,174
	Food, Beverage & Tobacco - 1.0%
239,789	Celsius Holdings, Inc.*	11,965,471
567,388	Post Holdings, Inc.*	52,693,324
		64,658,795
	Health Care Equipment & Services - 7.1%
657,791	Acadia Healthcare Co., Inc.*	54,030,953
4,765,398	agilon health, Inc.*	28,068,194
1,680,080	Inari Medical, Inc.*	95,680,556
191,135	Molina Healthcare, Inc.*	68,128,159
381,651	Shockwave Medical, Inc.*	86,348,539
531,027	Veeva Systems, Inc. Class A*	110,140,310
		442,396,711
	Insurance - 2.5%
69,898	Markel Group, Inc.*	104,667,362
375,924	W R Berkley Corp.	30,780,657
14,440	White Mountains Insurance Group Ltd.	22,757,007
		158,205,026
	Materials - 2.4%
498,853	Ball Corp.	27,661,399
198,558	Celanese Corp.	29,047,050
1,326,696	Element Solutions, Inc.	29,492,452
1,180,721	Graphic Packaging Holding Co.	30,120,192
680,521	Silgan Holdings, Inc.	31,263,135
		147,584,228
	Media & Entertainment - 2.0%
76,960	Cable One, Inc.	42,245,653
1,557,438	Pinterest, Inc. Class A*	58,357,202
287,520	Roku, Inc.*	25,319,011
		125,921,866
	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
309,159	Alnylam Pharmaceuticals, Inc.*	53,456,683
1,556,138	Apellis Pharmaceuticals, Inc.*	98,487,974
871,210	Bio-Techne Corp.	61,263,487
1,482,211	Exact Sciences Corp.*	96,936,599
259,866	ICON PLC*	67,791,243
402,047	Jazz Pharmaceuticals PLC*	49,339,208
31,482	Mettler-Toledo International, Inc.*	37,689,936
589,083	Neurocrine Biosciences, Inc.*	82,336,131
1,984,712	PTC Therapeutics, Inc.*	51,781,136
277,939	Repligen Corp.*	52,641,647
520,543	Sarepta Therapeutics, Inc.*	61,939,411
1,089,825	Ultragenyx Pharmaceutical, Inc.*	48,072,181
341,114	United Therapeutics Corp.*	73,264,465
		835,000,101
	Semiconductors & Semiconductor Equipment - 4.5%
130,793	First Solar, Inc.*	19,135,016
404,482	Lattice Semiconductor Corp.*	24,616,775
597,900	MKS Instruments, Inc.	63,646,455
135,446	Monolithic Power Systems, Inc.	81,636,013
199,165	Onto Innovation, Inc.*	32,165,147
635,012	Rambus, Inc.*	43,517,372
123,996	Silicon Laboratories, Inc.*	15,296,147
		280,012,925
	Software & Services - 16.3%
403,571	CyberArk Software Ltd.*	94,225,757
1,065,554	Datadog, Inc. Class A*	132,597,540
2,019,831	Dynatrace, Inc.*	115,130,367

125

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.1% - (continued)
	Software & Services - 16.3% - (continued)
108,365	Fair Isaac Corp.*	$ 129,911,213
218,908	HubSpot, Inc.*	133,752,788
3,287,295	Informatica, Inc. Class A*	98,618,850
301,798	MongoDB, Inc.*	120,876,135
553,030	PTC, Inc.*	99,904,869
756,009	Unity Software, Inc.*	24,494,692
300,345	VeriSign, Inc.*	59,732,613
		1,009,244,824
	Technology Hardware & Equipment - 1.8%
220,750	CDW Corp.	50,048,440
169,513	F5, Inc.*	31,139,538
1,179,464	Flex Ltd.*	28,000,475
		109,188,453
	Transportation - 4.6%
736,077	Expeditors International of Washington, Inc.	92,988,607
362,042	JB Hunt Transport Services, Inc.	72,763,201
664,538	Knight-Swift Transportation Holdings, Inc.	38,131,191
1,251,663	U-Haul Holding Co.	79,943,716
		283,826,715
	Utilities - 0.8%
234,406	Atmos Energy Corp.	26,708,220
926,432	NiSource, Inc.	24,059,439
		50,767,659
	Total Common Stocks (cost $4,606,826,086)	$ 6,213,510,251
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.0%
$ 930,528	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $930,665; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $949,166	$ 930,528
	Securities Lending Collateral - 0.1%
655,972	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(3)	655,972
2,186,575	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(3)	2,186,575
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
655,973	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(3)		$ 655,973
655,973	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(3)		655,973
			4,154,493
	Total Short-Term Investments (cost $5,085,021)		$ 5,085,021
	Total Investments (cost $4,611,911,107)	100.2%	$ 6,218,595,272
	Other Assets and Liabilities	(0.2)%	(10,385,007)
	Total Net Assets	100.0%	$ 6,208,210,265
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Affiliated Issuer.
(3)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended January 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
The Hartford MidCap Fund
Nuvei Corp.*	$ 51,473,131	$ —	$ 16,417,058	$ (15,708,752)	$ 54,110,934	$ 73,458,255	3,024,218	$ 311,235	$ —

*	Not an affiliate as of January 31, 2024.
126

The Hartford MidCap Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 82,391,494	$ 82,391,494	$ —	$ —
Banks	29,706,967	29,706,967	—	—
Capital Goods	791,673,147	791,673,147	—	—
Commercial & Professional Services	198,430,161	198,430,161	—	—
Consumer Discretionary Distribution & Retail	218,079,227	218,079,227	—	—
Consumer Durables & Apparel	237,814,070	237,814,070	—	—
Consumer Services	255,419,879	255,419,879	—	—
Consumer Staples Distribution & Retail	40,113,159	40,113,159	—	—
Energy	231,322,744	231,322,744	—	—
Equity Real Estate Investment Trusts (REITs)	78,249,926	78,249,926	—	—
Financial Services	543,502,174	543,502,174	—	—
Food, Beverage & Tobacco	64,658,795	64,658,795	—	—
Health Care Equipment & Services	442,396,711	442,396,711	—	—
Insurance	158,205,026	158,205,026	—	—
Materials	147,584,228	147,584,228	—	—
Media & Entertainment	125,921,866	125,921,866	—	—
Pharmaceuticals, Biotechnology & Life Sciences	835,000,101	835,000,101	—	—
Semiconductors & Semiconductor Equipment	280,012,925	280,012,925	—	—
Software & Services	1,009,244,824	1,009,244,824	—	—
Technology Hardware & Equipment	109,188,453	109,188,453	—	—
Transportation	283,826,715	283,826,715	—	—
Utilities	50,767,659	50,767,659	—	—
Short-Term Investments	5,085,021	4,154,493	930,528	—
Total	$ 6,218,595,272	$ 6,217,664,744	$ 930,528	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
127

The Hartford MidCap Value Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 3.7%
539,214	Gentex Corp.	$ 17,864,160
845,247	Goodyear Tire & Rubber Co.*	11,782,743
60,967	Visteon Corp.*	7,028,885
		36,675,788
	Banks - 7.0%
491,228	Columbia Banking System, Inc.	9,903,157
10,403	First Citizens BancShares, Inc. Class A	15,708,530
185,280	M&T Bank Corp.	25,587,168
1,549,006	New York Community Bancorp, Inc.	10,022,069
209,417	Synovus Financial Corp.	7,886,644
		69,107,568
	Capital Goods - 13.2%
218,727	AerCap Holdings NV*	16,745,739
86,379	Builders FirstSource, Inc.*	15,006,624
48,485	Curtiss-Wright Corp.	10,791,306
232,551	Fortune Brands Innovations, Inc.	18,043,632
167,562	Howmet Aerospace, Inc.	9,427,038
98,456	John Bean Technologies Corp.	9,723,515
64,094	L3Harris Technologies, Inc.	13,358,472
128,063	Middleby Corp.*	18,065,847
64,867	NEXTracker, Inc. Class A*	2,936,529
126,874	Westinghouse Air Brake Technologies Corp.	16,692,812
		130,791,514
	Commercial & Professional Services - 1.5%
136,191	Leidos Holdings, Inc.	15,045,020
	Consumer Discretionary Distribution & Retail - 0.6%
45,028	Ross Stores, Inc.	6,316,528
	Consumer Durables & Apparel - 3.0%
98,160	Lennar Corp. Class A	14,709,276
276,081	Steven Madden Ltd.	11,562,272
439,208	Under Armour, Inc. Class A*	3,346,765
		29,618,313
	Consumer Services - 3.1%
418,135	International Game Technology PLC	10,854,785
56,540	Planet Fitness, Inc. Class A*	3,831,150
201,909	Wyndham Hotels & Resorts, Inc.	15,734,768
		30,420,703
	Consumer Staples Distribution & Retail - 2.7%
77,200	Dollar Tree, Inc.*	10,083,864
361,580	U.S. Foods Holding Corp.*	16,636,296
		26,720,160
	Energy - 6.1%
661,888	Cenovus Energy, Inc.	10,709,348
94,583	Chesapeake Energy Corp.	7,293,295
371,263	Coterra Energy, Inc.	9,237,024
123,364	Diamondback Energy, Inc.	18,965,981
616,145	Marathon Oil Corp.	14,078,913
		60,284,561
	Equity Real Estate Investment Trusts (REITs) - 7.3%
518,261	Essential Properties Realty Trust, Inc. REIT	12,909,881
77,108	Extra Space Storage, Inc. REIT	11,137,480
390,151	Gaming & Leisure Properties, Inc. REIT	17,810,393
967,798	Kimco Realty Corp. REIT	19,549,520
307,140	UDR, Inc. REIT	11,063,183
		72,470,457
	Financial Services - 3.0%
119,771	Ares Management Corp. Class A	14,549,781
216,456	Voya Financial, Inc.	15,664,921
		30,214,702
	Food, Beverage & Tobacco - 1.4%
260,933	Tyson Foods, Inc. Class A	14,288,691
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Health Care Equipment & Services - 8.1%
219,420	Centene Corp.*	$ 16,524,520
478,600	Dentsply Sirona, Inc.	16,631,350
184,036	Encompass Health Corp.	13,073,918
82,648	ICU Medical, Inc.*	7,564,771
353,164	Integra LifeSciences Holdings Corp.*	14,179,535
50,117	Teleflex, Inc.	12,169,911
		80,144,005
	Insurance - 10.1%
3,153,973	Aegon Ltd.	18,229,964
136,400	Allstate Corp.	21,176,100
50,322	Everest Group Ltd.	19,372,460
383,693	Kemper Corp.	23,021,580
256,766	MetLife, Inc.	17,799,019
		99,599,123
	Materials - 6.9%
96,130	Celanese Corp.	14,062,858
259,563	FMC Corp.	14,587,440
609,462	Huntsman Corp.	14,956,197
217,109	Ingevity Corp.*	9,457,268
52,573	Reliance Steel & Aluminum Co.	15,005,386
		68,069,149
	Media & Entertainment - 2.4%
321,684	Cargurus, Inc.*	7,475,936
111,234	Electronic Arts, Inc.	15,303,574
76,379	ZoomInfo Technologies, Inc.*	1,225,119
		24,004,629
	Semiconductors & Semiconductor Equipment - 5.1%
104,208	Cirrus Logic, Inc.*	8,044,858
174,215	MKS Instruments, Inc.	18,545,187
186,626	ON Semiconductor Corp.*	13,274,707
96,614	Synaptics, Inc.*	10,319,341
		50,184,093
	Technology Hardware & Equipment - 4.6%
176,782	Coherent Corp.*	8,404,216
60,452	F5, Inc.*	11,105,032
523,858	Flex Ltd.*	12,436,389
246,221	Lumentum Holdings, Inc.*	13,527,382
		45,473,019
	Transportation - 3.1%
297,334	Delta Air Lines, Inc.	11,637,653
324,705	Knight-Swift Transportation Holdings, Inc.	18,631,573
		30,269,226
	Utilities - 6.3%
277,998	Alliant Energy Corp.	13,527,383
134,682	Atmos Energy Corp.	15,345,667
194,596	Evergy, Inc.	9,879,639
490,847	NiSource, Inc.	12,747,296
149,512	Sempra	10,699,079
		62,199,064
	Total Common Stocks (cost $836,781,543)	$ 981,896,313

128

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 1,189,221	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $1,189,396; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $1,213,082		$ 1,189,221
	Total Short-Term Investments (cost $1,189,221)		$ 1,189,221
	Total Investments (cost $837,970,764)	99.3%	$ 983,085,534
	Other Assets and Liabilities	0.7%	6,600,889
	Total Net Assets	100.0%	$ 989,686,423
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 36,675,788	$ 36,675,788	$ —	$ —
Banks	69,107,568	69,107,568	—	—
Capital Goods	130,791,514	130,791,514	—	—
Commercial & Professional Services	15,045,020	15,045,020	—	—
Consumer Discretionary Distribution & Retail	6,316,528	6,316,528	—	—
Consumer Durables & Apparel	29,618,313	29,618,313	—	—
Consumer Services	30,420,703	30,420,703	—	—
Consumer Staples Distribution & Retail	26,720,160	26,720,160	—	—
Energy	60,284,561	60,284,561	—	—
Equity Real Estate Investment Trusts (REITs)	72,470,457	72,470,457	—	—
Financial Services	30,214,702	30,214,702	—	—
Food, Beverage & Tobacco	14,288,691	14,288,691	—	—
Health Care Equipment & Services	80,144,005	80,144,005	—	—
Insurance	99,599,123	99,599,123	—	—
Materials	68,069,149	68,069,149	—	—
Media & Entertainment	24,004,629	24,004,629	—	—
Semiconductors & Semiconductor Equipment	50,184,093	50,184,093	—	—
Technology Hardware & Equipment	45,473,019	45,473,019	—	—
Transportation	30,269,226	30,269,226	—	—
Utilities	62,199,064	62,199,064	—	—
Short-Term Investments	1,189,221	—	1,189,221	—
Total	$ 983,085,534	$ 981,896,313	$ 1,189,221	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
129

Hartford Moderate Allocation Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 40.8%
1,236,403	Hartford Core Equity Fund, Class F	$ 57,913,124
1,108,740	Hartford Large Cap Growth ETF*	19,245,731
396,052	Hartford Multifactor US Equity ETF	17,696,871
608,477	Hartford Small Cap Value Fund, Class F	6,821,031
811,010	The Hartford Equity Income Fund, Class F	15,684,932
52,541	The Hartford Growth Opportunities Fund, Class F*	2,572,396
347,226	The Hartford Small Company Fund, Class F	6,920,213
	Total Domestic Equity Funds (cost $94,531,476)	$ 126,854,298
	International/Global Equity Funds - 20.5%
604,045	Hartford Multifactor Developed Markets (ex-US) ETF	16,360,559
204,489	Hartford Schroders Emerging Markets Equity Fund, Class F	3,048,933
1,561,467	Hartford Schroders International Multi-Cap Value Fund, Class F	14,880,777
613,973	The Hartford International Growth Fund, Class F	9,590,258
1,179,052	The Hartford International Opportunities Fund, Class F	19,643,005
	Total International/Global Equity Funds (cost $60,005,105)	$ 63,523,532
	Taxable Fixed Income Funds - 38.5%
1,302,388	Hartford Core Bond ETF	45,599,339
2,923,492	Hartford Schroders Core Fixed Income Fund, Class F	25,346,677
2,214,762	The Hartford Strategic Income Fund, Class F	17,120,109
3,119,811	The Hartford World Bond Fund, Class F	31,478,892
	Total Taxable Fixed Income Funds (cost $127,685,030)	$ 119,545,017
	Total Affiliated Investment Companies (cost $282,221,611)	$ 309,922,847
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2%
	Other Investment Pools & Funds - 0.2%
623,621	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 5.24%(1)		$ 623,621
	Total Short-Term Investments (cost $623,621)		$ 623,621
	Total Investments (cost $282,845,232)	100.0%	$ 310,546,468
	Other Assets and Liabilities	(0.0)%	(35,460)
	Total Net Assets	100.0%	$ 310,511,008
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

A summary of affiliate fund transactions for the period ended January 31, 2024 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund
Hartford Core Bond ETF	$ 41,491,963	$ 2,598,315	$ 1,727,345	$ (347,197)	$ 3,583,603	$ 45,599,339	1,302,388	$ 521,037	$ —
Hartford Core Equity Fund, Class F	52,830,906	2,174,682	3,502,911	118,561	6,291,886	57,913,124	1,236,403	644,825	1,143,461
Hartford Large Cap Growth ETF	15,831,588	—	—	—	3,414,143	19,245,731	1,108,740	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	14,974,276	—	—	—	1,386,283	16,360,559	604,045	329,578	—
Hartford Multifactor US Equity ETF	15,592,250	—	—	—	2,104,621	17,696,871	396,052	105,031	—
Hartford Schroders Core Fixed Income Fund, Class F	31,760,151	491,285	8,884,920	(1,065,742)	3,045,903	25,346,677	2,923,492	425,185	—
Hartford Schroders Emerging Markets Equity Fund, Class F	2,837,162	133,524	30,544	160	108,631	3,048,933	204,489	47,659	—
Hartford Schroders International Multi-Cap Value Fund, Class F	13,677,491	421,147	495,365	(7,997)	1,285,501	14,880,777	1,561,467	136,030	—
Hartford Small Cap Value Fund, Class F	5,080,348	1,174,858	36,772	2,032	600,565	6,821,031	608,477	106,263	109,012
The Hartford Equity Income Fund, Class F	14,776,838	981,491	406,379	7,130	325,852	15,684,932	811,010	139,451	842,039
The Hartford Growth Opportunities Fund, Class F	3,992,512	229,427	2,424,458	557,868	217,047	2,572,396	52,541	—	—
The Hartford International Growth Fund, Class F	8,285,506	146,596	18,405	(1,389)	1,177,950	9,590,258	613,973	86,022	—
130

Hartford Moderate Allocation Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of January 31, 2024	Shares as of January 31, 2024	Dividend Income	Capital Gains Distribution
Hartford Moderate Allocation Fund – (continued)
The Hartford International Opportunities Fund, Class F	$ 17,197,176	$ 1,354,151	$ 371,281	$ 4,890	$ 1,458,069	$ 19,643,005	1,179,052	$ 339,801	$ —
The Hartford Small Company Fund, Class F	5,444,278	712,088	265,503	(30,963)	1,060,313	6,920,213	347,226	—	—
The Hartford Strategic Income Fund, Class F	15,899,713	475,149	376,057	(59,740)	1,181,044	17,120,109	2,214,762	365,466	—
The Hartford World Bond Fund, Class F	26,295,445	6,627,270	2,696,525	(96,209)	1,348,911	31,478,892	3,119,811	332,803	—
Total	$285,967,603	$17,519,983	$21,236,465	$(918,596)	$28,590,322	$309,922,847	18,283,928	$3,579,151	$2,094,512
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$ 309,922,847	$ 309,922,847	$ —	$ —
Short-Term Investments	623,621	623,621	—	—
Total	$ 310,546,468	$ 310,546,468	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
131

Hartford Multi-Asset Income Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.5%
	Asset-Backed - Automobile - 1.4%
$ 823,373	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	$ 822,859
135,000	Avis Budget Rental Car Funding AESOP LLC 5.85%, 06/20/2030(1)	136,748
556,905	CFMT LLC 1.39%, 09/22/2031(1)	541,539
455,000	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	465,079
	Ford Credit Auto Lease Trust
1,250,000	5.29%, 06/15/2026	1,246,085
1,250,000	5.54%, 12/15/2026	1,247,200
	Ford Credit Auto Owner Trust
100,000	1.61%, 10/17/2033(1)	92,239
100,000	1.91%, 10/17/2033(1)	92,249
510,000	5.22%, 03/15/2030	511,989
905,000	5.28%, 02/15/2036(1)	926,735
705,000	Hyundai Auto Lease Securitization Trust 5.05%, 01/15/2026(1)	703,283
975,000	Nissan Auto Lease Trust 4.91%, 01/15/2026	971,765
	SFS Auto Receivables Securitization Trust
85,000	5.38%, 01/21/2031(1)	85,594
145,000	5.51%, 01/20/2032(1)	146,002
134,853	5.89%, 03/22/2027(1)	135,197
232,539	U.S. Bank NA 6.79%, 08/25/2032(1)	234,792
310,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	313,662
		8,673,017
	Asset-Backed - Credit Card - 0.0%
210,000	Trillium Credit Card Trust II 5.99%, 12/27/2028(1)	210,060
	Asset-Backed - Finance & Insurance - 0.2%
1,340,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	1,218,603
	Asset-Backed - Student Loan - 0.1%
384,075	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	385,090
	Commercial Mortgage-Backed Securities - 3.5%
	Benchmark Mortgage Trust
27,753,636	0.61%, 07/15/2051(2)(3)	447,297
11,760,718	0.72%, 07/15/2056(2)(3)	474,924
20,697,481	0.78%, 01/15/2052(2)(3)	477,582
2,816,829	1.15%, 05/15/2052(2)(3)	101,436
14,022,285	1.36%, 03/15/2062(2)(3)	685,209
325,000	3.84%, 12/15/2072(3)	231,514
	BX Commercial Mortgage Trust
748,000	6.90%, 10/15/2036, 1 mo. USD Term SOFR + 1.56%(1)(4)	745,140
960,500	7.45%, 10/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(4)	954,497
	BX Trust
380,000	6.74%, 10/15/2036, 1 mo. USD Term SOFR + 1.41%(1)(4)	373,587
602,000	6.90%, 11/15/2032, 1 mo. USD Term SOFR + 1.56%(1)(4)	597,861
17,784,948	CD Mortgage Trust 1.10%, 02/10/2050(2)(3)	379,106
235,000	Citigroup Commercial Mortgage Trust 6.05%, 10/12/2040(1)(3)	235,835
	CSAIL Commercial Mortgage Trust
17,685,710	0.70%, 08/15/2051(2)(3)	370,544
20,700,882	0.89%, 11/15/2050(2)(3)	422,913
1,000,000	CSMC Trust 3.77%, 11/13/2039(1)(3)	774,221
	DBJPM Mortgage Trust
7,600,276	1.55%, 08/10/2049(2)(3)	208,430
3,349,586	1.82%, 09/15/2053(2)(3)	185,073
	GS Mortgage Securities Trust
33,283,468	0.56%, 03/10/2051(2)(3)	473,401
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.5% - (continued)
	Commercial Mortgage-Backed Securities - 3.5% - (continued)
$ 14,988,949	1.21%, 07/10/2052(2)(3)	$ 566,140
5,178,041	1.29%, 05/10/2052(2)(3)	211,013
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	618,275
1,190,000	3.75%, 06/05/2039(1)(3)	1,066,502
	MHP Trust
225,000	6.50%, 07/15/2038, 1 mo. USD Term SOFR + 1.16%(1)(4)	221,203
230,000	6.80%, 07/15/2038, 1 mo. USD Term SOFR + 1.46%(1)(4)	225,831
750,000	Natixis Commercial Mortgage Securities Trust 4.93%, 06/17/2038(1)(3)	685,820
1,115,000	NJ Trust 6.70%, 01/06/2029(1)(3)	1,171,294
125,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(3)	95,615
3,151,080	SLG Office Trust 0.26%, 07/15/2041(1)(2)(3)	46,563
1,282,196	SREIT Trust 7.03%, 11/15/2038, 1 mo. USD Term SOFR + 1.69%(1)(4)	1,260,899
	Starwood Trust
1,450,000	6.47%, 07/15/2036, 1 mo. USD Term SOFR + 1.14%(1)(4)	1,428,277
550,000	6.82%, 07/15/2036, 1 mo. USD Term SOFR + 1.49%(1)(4)	539,000
	Wells Fargo NA
21,664,753	0.53%, 02/15/2055(2)(3)	573,379
12,339,415	0.80%, 12/15/2052(2)(3)	403,699
24,783,803	0.85%, 11/15/2050(2)(3)	535,687
12,028,732	1.03%, 05/15/2062(2)(3)	441,744
31,213,331	1.08%, 08/15/2061(2)(3)	1,269,390
13,835,273	1.32%, 03/15/2063(2)(3)	738,220
8,605,726	1.88%, 03/15/2063(2)(3)	755,886
190,443	WFRBS Commercial Mortgage Trust 5.14%, 06/15/2044(1)(3)	179,170
		21,172,177
	Other Asset-Backed Securities - 12.6%
43,400	AASET Trust 3.84%, 05/15/2039(1)	33,138
	Aligned Data Centers Issuer LLC
530,000	6.00%, 08/17/2048(1)	528,494
500,000	6.35%, 10/15/2047(1)	502,590
245,000	6.50%, 11/16/2048(1)	248,355
1,500,000	ALM Ltd. 7.43%, 10/15/2029, 3 mo. USD Term SOFR + 2.11%(1)(4)	1,506,526
270,000	Apidos CLO XXXIII Ltd. 7.48%, 10/24/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	268,957
520,000	Apidos CLO XXXIV Ltd. 7.63%, 01/20/2035, 3 mo. USD Term SOFR + 2.31%(1)(4)	518,726
650,000	Atlas Senior Loan Fund X Ltd. 7.08%, 01/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(4)	644,398
	Auxilior Term Funding LLC
320,000	5.70%, 02/15/2030(1)	325,990
230,000	6.05%, 06/17/2030(1)	233,530
	Bain Capital Credit CLO Ltd.
925,000	7.73%, 10/23/2034, 3 mo. USD Term SOFR + 2.41%(1)(4)	921,738
970,000	8.83%, 10/23/2034, 3 mo. USD Term SOFR + 3.51%(1)(4)	951,481
505,000	Ballyrock CLO 19 Ltd. 12.43%, 04/20/2035, 3 mo. USD Term SOFR + 7.11%(1)(4)	501,172
260,000	Ballyrock CLO Ltd. 7.53%, 10/20/2031, 3 mo. USD Term SOFR + 2.21%(1)(4)	258,064
	Barings CLO Ltd.
1,000,000	7.48%, 07/20/2029, 3 mo. USD Term SOFR + 2.16%(1)(4)	998,521

132

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.5% - (continued)
	Other Asset-Backed Securities - 12.6% - (continued)
$ 1,095,000	7.53%, 10/15/2033, 3 mo. USD Term SOFR + 2.21%(1)(4)	$ 1,090,201
1,250,000	7.58%, 10/15/2036, 3 mo. USD Term SOFR + 2.26%(1)(4)	1,246,915
1,110,000	8.78%, 10/15/2036, 3 mo. USD Term SOFR + 3.46%(1)(4)	1,109,402
775,000	BCRED BSL CLO Ltd. 7.33%, 10/20/2034, 3 mo. USD Term SOFR + 2.01%(1)(4)	773,904
	BlueMountain CLO Ltd.
2,000,000	7.28%, 07/30/2030, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,997,424
1,200,000	7.34%, 08/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,198,030
1,400,000	BlueMountain CLO XXII Ltd. 7.08%, 07/15/2031, 3 mo. USD Term SOFR + 1.76%(1)(4)	1,401,306
965,000	Broad River BSL Funding CLO Ltd. 7.28%, 07/20/2034, 3 mo. USD Term SOFR + 1.96%(1)(4)	961,872
1,750,000	Buttermilk Park CLO Ltd. 7.23%, 10/15/2031, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,748,260
	Carlyle Global Market Strategies CLO Ltd.
1,000,000	7.38%, 04/17/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	980,063
560,000	7.38%, 07/20/2032, 3 mo. USD Term SOFR + 2.06%(1)(4)	560,060
995,000	8.53%, 07/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(4)	974,758
	Carlyle U.S. CLO Ltd.
645,000	8.53%, 04/20/2034, 3 mo. USD Term SOFR + 3.21%(1)(4)	644,976
1,500,000	11.83%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(4)	1,459,813
156,516	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	139,692
1,255,000	Cayuga Park CLO Ltd. 8.68%, 07/17/2034, 3 mo. USD Term SOFR + 3.36%(1)(4)	1,255,059
	CF Hippolyta Issuer LLC
259,173	1.53%, 03/15/2061(1)	233,223
89,945	1.69%, 07/15/2060(1)	83,867
235,612	1.98%, 03/15/2061(1)	201,661
	CIFC Funding Ltd.
1,200,000	7.38%, 10/22/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	1,200,641
785,000	7.48%, 01/16/2033, 3 mo. USD Term SOFR + 2.16%(1)(4)	791,443
835,000	7.58%, 10/20/2034, 3 mo. USD Term SOFR + 2.26%(1)(4)	834,995
640,000	8.58%, 04/17/2034, 3 mo. USD Term SOFR + 3.26%(1)(4)	640,031
1,257,000	Dell Equipment Finance Trust 5.65%, 09/22/2028(1)	1,266,506
400,000	Dewolf Park CLO Ltd. 7.43%, 10/15/2030, 3 mo. USD Term SOFR + 2.11%(1)(4)	397,550
705,000	DLLAD LLC 4.79%, 01/20/2028(1)	701,671
1,215,000	Dryden 85 CLO Ltd. 7.63%, 10/15/2035, 3 mo. USD Term SOFR + 2.31%(1)(4)	1,205,365
1,200,000	Dryden XXVI Senior Loan Fund 7.03%, 04/15/2029, 3 mo. USD Term SOFR + 1.71%(1)(4)	1,195,471
350,000	ExteNet LLC 3.20%, 07/25/2049(1)	343,537
	FirstKey Homes Trust
650,000	1.67%, 10/19/2037(1)	607,542
1,305,000	3.02%, 10/19/2037(1)	1,226,161
694,000	FS Rialto Issuer LLC 7.25%, 11/16/2036, 1 mo. USD Term SOFR + 1.91%(1)(4)	672,313
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.5% - (continued)
	Other Asset-Backed Securities - 12.6% - (continued)
$ 341,549	Home Partners of America Trust 2.30%, 12/17/2026(1)	$ 310,490
210,948	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	166,649
	Hotwire Funding LLC
295,000	2.31%, 11/20/2051(1)	266,775
480,000	5.69%, 05/20/2053(1)	475,350
	Kubota Credit Owner Trust
295,000	5.28%, 01/18/2028(1)	298,145
621,155	5.40%, 02/17/2026(1)	620,705
1,200,000	LCM XIV LP 7.16%, 07/20/2031, 3 mo. USD Term SOFR + 1.84%(1)(4)	1,197,000
931,334	LCM XXV Ltd. 7.88%, 07/20/2030, 3 mo. USD Term SOFR + 2.56%(1)(4)	913,039
1,750,000	Long Point Park CLO Ltd. 7.28%, 01/17/2030, 3 mo. USD Term SOFR + 1.96%(1)(4)	1,731,406
1,500,000	Madison Park Funding XI Ltd. 8.83%, 07/23/2029, 3 mo. USD Term SOFR + 3.51%(1)(4)	1,491,457
1,200,000	Madison Park Funding XIII Ltd. 7.07%, 04/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(4)	1,197,100
850,000	Madison Park Funding XXX Ltd. 8.08%, 04/15/2029, 3 mo. USD Term SOFR + 2.76%(1)(4)	844,239
870,000	Magnetite XXV Ltd. 11.94%, 01/25/2032, 3 mo. USD Term SOFR + 6.61%(1)(4)	869,988
	Magnetite XXVIII Ltd.
400,000	7.48%, 01/20/2035, 3 mo. USD Term SOFR + 2.16%(1)(4)	398,654
350,000	8.48%, 01/20/2035, 3 mo. USD Term SOFR + 3.16%(1)(4)	349,608
185,000	MMAF Equipment Finance LLC 4.95%, 07/14/2031(1)	185,639
700,000	Neuberger Berman CLO XVI-S Ltd. 7.48%, 04/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	696,476
930,000	Neuberger Berman CLO XX Ltd. 7.48%, 07/15/2034, 3 mo. USD Term SOFR + 2.16%(1)(4)	929,034
1,250,000	Neuberger Berman Loan Advisers CLO 31 Ltd. 7.13%, 04/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(4)	1,244,712
	Neuberger Berman Loan Advisers CLO 38 Ltd.
990,000	7.58%, 10/20/2035, 3 mo. USD Term SOFR + 2.26%(1)(4)	982,245
1,250,000	8.58%, 10/20/2035, 3 mo. USD Term SOFR + 3.26%(1)(4)	1,250,177
	New Economy Assets Phase 1 Sponsor LLC
350,000	1.91%, 10/20/2061(1)	307,849
125,000	2.41%, 10/20/2061(1)	102,410
	Oaktree CLO Ltd.
1,250,000	7.23%, 07/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(4)	1,244,625
250,000	8.79%, 10/20/2034, 3 mo. USD Term SOFR + 3.47%(1)(4)	247,643
750,000	Octagon Investment Partners 31 Ltd. 7.63%, 07/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	749,255
690,000	Octagon Investment Partners 48 Ltd. 8.68%, 10/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(4)	670,176
	OHA Credit Funding 7 Ltd.
1,215,000	7.36%, 02/24/2037, 3 mo. USD Term SOFR + 2.05%(1)(4)	1,207,806

133

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.5% - (continued)
	Other Asset-Backed Securities - 12.6% - (continued)
$ 250,000	8.41%, 02/24/2037, 3 mo. USD Term SOFR + 3.10%(1)(4)	$ 248,746
	Progress Residential Trust
205,000	1.50%, 10/17/2027(1)	191,620
820,000	1.81%, 04/17/2038(1)	751,818
1,250,000	Race Point VIII CLO Ltd. 7.68%, 02/20/2030, 3 mo. USD Term SOFR + 2.31%(1)(4)	1,240,178
658,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	625,762
227,489	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	201,333
120,177	SCF Equipment Leasing LLC 0.83%, 08/21/2028(1)	118,647
1,200,000	Sound Point CLO VI-R Ltd. 7.38%, 10/20/2031, 3 mo. USD Term SOFR + 2.06%(1)(4)	1,199,245
2,340,000	Sound Point CLO XXVI Ltd. 7.23%, 07/20/2034, 3 mo. USD Term SOFR + 1.91%(1)(4)	2,324,956
	Stack Infrastructure Issuer LLC
625,000	1.88%, 03/26/2046(1)	573,286
100,000	1.89%, 08/25/2045(1)	93,290
340,000	3.08%, 10/25/2044(1)	331,397
285,000	5.90%, 07/25/2048(1)	283,665
	STAR Trust
935,000	7.15%, 01/17/2039, 1 mo. USD Term SOFR + 1.81%(1)(4)	908,149
1,210,000	7.45%, 01/17/2039, 1 mo. USD Term SOFR + 2.11%(1)(4)	1,155,870
108,819	Start II Ltd. 4.09%, 03/15/2044(1)	98,817
1,050,000	Stratus CLO Ltd. 8.23%, 12/28/2029, 3 mo. USD Term SOFR + 2.91%(1)(4)	1,051,094
305,000	Tricon American Homes Trust 2.03%, 11/17/2039(1)	267,120
344,682	Tricon Residential Trust 5.10%, 07/17/2040(1)	344,251
1,145,000	Vantage Data Centers Issuer LLC 6.32%, 03/16/2048(1)	1,150,871
	Voya CLO Ltd.
990,000	7.48%, 10/15/2030, 3 mo. USD Term SOFR + 2.16%(1)(4)	980,845
1,200,000	7.67%, 07/14/2031, 3 mo. USD Term SOFR + 2.35%(1)(4)	1,186,000
800,000	7.76%, 10/18/2031, 3 mo. USD Term SOFR + 2.46%(1)(4)	793,711
1,000,000	Voya Ltd. 7.53%, 10/15/2030, 3 mo. USD Term SOFR + 2.21%(1)(4)	994,308
1,205,000	Whetstone Park CLO Ltd. 8.48%, 01/20/2035, 3 mo. USD Term SOFR + 3.16%(1)(4)	1,178,764
		76,827,787
	Whole Loan Collateral CMO - 2.7%
24,890	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(3)	24,081
10,991	BRAVO Residential Funding Trust 2.41%, 05/25/2060(1)(3)	10,502
800,000	COLT Mortgage Loan Trust 3.66%, 12/27/2066(1)(3)	608,974
	Federal National Mortgage Association Connecticut Avenue Securities
50,000	6.89%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(4)	50,282
500,156	7.04%, 07/25/2043, 30 day USD SOFR Average + 1.70%(1)(4)	505,353
618,000	7.14%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	619,917
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.5% - (continued)
	Whole Loan Collateral CMO - 2.7% - (continued)
$ 95,000	7.84%, 10/25/2043, 30 day USD SOFR Average + 2.50%(1)(4)	$ 98,180
1,235,000	8.34%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(4)	1,271,284
1,950,000	8.59%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	2,050,245
52,479	11.36%, 10/25/2028, 30 day USD SOFR Average + 6.01%(4)	55,890
	Flagstar Mortgage Trust
152,252	2.00%, 09/25/2041(1)(3)	127,379
71,388	4.00%, 05/25/2048(1)(3)	65,652
1,113,473	GCAT Trust 4.35%, 04/25/2067(1)(3)	1,029,723
	GS Mortgage-Backed Securities Corp. Trust
299,531	2.75%, 06/25/2051(1)(3)	233,419
831,963	2.77%, 05/25/2051(1)(3)	638,841
1,118,410	3.26%, 03/27/2051(1)(3)	914,825
457,430	JP Morgan Chase & Co. 7.95%, 10/25/2057, 1 mo. USD Term SOFR + 2.61%(1)(4)	458,659
	JP Morgan Mortgage Trust
752,283	2.83%, 12/25/2051(1)(3)	532,669
3,434,066	4.02%, 11/25/2050(1)(3)	3,065,863
3,035,117	6.46%, 04/25/2054(1)(3)	2,602,825
81,148	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	76,211
30,391	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	29,829
183,469	Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	173,422
	Towd Point Mortgage Trust
85,259	2.75%, 06/25/2057(1)(3)	81,755
25,848	3.00%, 01/25/2058(1)(3)	25,157
	Verus Securitization Trust
1,082,994	6.19%, 03/25/2068(1)(5)	1,088,010
289,960	6.26%, 12/25/2068(1)(5)	293,241
		16,732,188
	Total Asset & Commercial Mortgage-Backed Securities (cost $129,209,301)	$ 125,218,922
CONVERTIBLE BONDS - 2.5%
	Biotechnology - 0.1%
476,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	$ 510,986
	Electric - 0.7%
2,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	2,121,479
2,137,000	Duke Energy Corp. 4.13%, 04/15/2026(1)	2,128,452
		4,249,931
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(6)	1,825,539
$ 1,427,000	Fluor Corp. 1.13%, 08/15/2029(1)	1,504,772
		3,330,311
	Healthcare - Products - 0.3%
2,200,000	Exact Sciences Corp. 0.38%, 03/01/2028	1,933,360
	Internet - 0.5%
1,365,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,238,737
2,100,000	Etsy, Inc. 0.25%, 06/15/2028	1,651,230
		2,889,967
	Software - 0.4%
2,400,000	Bentley Systems, Inc. 0.38%, 07/01/2027	2,119,200
	Total Convertible Bonds (cost $16,088,746)	$ 15,033,755

134

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1%
	Aerospace/Defense - 0.4%
	Boeing Co.
$ 685,000	5.15%, 05/01/2030	$ 685,731
704,000	5.81%, 05/01/2050	704,638
	HEICO Corp.
540,000	5.25%, 08/01/2028	549,598
598,000	5.35%, 08/01/2033	607,017
135,000	Lockheed Martin Corp. 4.85%, 09/15/2041	129,797
		2,676,781
	Agriculture - 0.2%
	Archer-Daniels-Midland Co.
325,000	2.90%, 03/01/2032	283,247
230,000	4.50%, 08/15/2033	224,735
770,000	Philip Morris International, Inc. 5.13%, 02/15/2030	782,523
		1,290,505
	Airlines - 0.0%
37,619	United Airlines Pass-Through Trust 4.60%, 09/01/2027	35,949
	Auto Parts & Equipment - 0.1%
608,000	Clarios Global LP/Clarios U.S. Finance Co. 6.25%, 05/15/2026(1)	606,899
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
452,000	4.38%, 04/15/2038	429,004
575,000	5.55%, 01/23/2049	607,872
		1,036,876
	Biotechnology - 0.0%
180,000	Amgen, Inc. 5.25%, 03/02/2030	184,295
	Chemicals - 0.4%
95,000	Avient Corp. 7.13%, 08/01/2030(1)	97,439
240,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(1)	249,900
860,000	Celanese U.S. Holdings LLC 6.17%, 07/15/2027	880,668
575,000	DuPont de Nemours, Inc. 5.42%, 11/15/2048	576,537
785,000	NOVA Chemicals Corp. 4.25%, 05/15/2029(1)(8)	660,354
105,000	Nutrien Ltd. 4.90%, 03/27/2028	105,466
		2,570,364
	Commercial Banks - 3.5%
	Bank of America Corp.
430,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(9)	396,436
175,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(9)	143,382
961,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(9)	907,580
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(9)	429,213
428,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(9)	442,253
565,000	Barclays PLC 6.22%, 05/09/2034, (6.22% fixed rate until 05/09/2033; 6 mo. USD SOFR + 2.98% thereafter)(9)	580,830
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Commercial Banks - 3.5% - (continued)
	BNP Paribas SA
$ 390,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD Term SOFR + 1.37% thereafter)(1)(9)	$ 381,540
375,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(9)	391,764
600,000	BPCE SA 6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(9)	630,668
1,400,000	Citigroup, Inc. 5.30%, 05/06/2044	1,359,402
110,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(9)	110,755
640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	654,802
703,000	Credit Agricole SA 6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(9)	732,751
627,000	Credit Suisse AG 7.50%, 02/15/2028	684,827
	Danske Bank AS
805,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(9)	755,927
400,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(9)	406,916
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(9)	755,911
	Deutsche Bank AG
150,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(9)	141,213
470,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(9)	493,620
140,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(9)	141,217
	Goldman Sachs Group, Inc.
495,000	1.43%, 03/09/2027, (1.43% fixed rate until 03/09/2026; 6 mo. USD SOFR + 0.80% thereafter)(9)	458,051
530,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD Term SOFR + 1.46% thereafter)(9)	521,847
720,000	HSBC Holdings PLC 7.39%, 11/03/2028, (7.39% fixed rate until 11/03/2027; 6 mo. USD SOFR + 3.35% thereafter)(9)	772,885
	JP Morgan Chase & Co.
140,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(9)	118,498
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(9)	81,824
299,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(9)	294,863
200,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(9)	203,043

135

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Commercial Banks - 3.5% - (continued)
	M&T Bank Corp.
$ 150,000	4.55%, 08/16/2028, (4.55% fixed rate until 08/16/2027; 6 mo. USD SOFR + 1.78% thereafter)(9)	$ 144,839
520,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(9)	560,287
377,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	369,960
	Morgan Stanley
1,270,000	5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(8)(9)	1,273,590
175,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(9)	178,449
529,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(9)	539,639
750,000	U.S. Bancorp 6.79%, 10/26/2027, (6.79% fixed rate until 10/26/2026; 6 mo. USD SOFR + 1.88% thereafter)(9)	782,366
465,000	UBS AG 5.65%, 09/11/2028	480,355
	UBS Group AG
250,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(9)	227,066
1,050,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(9)	900,717
740,000	5.96%, 01/12/2034, (5.96% fixed rate until 01/12/2033; 1 yr. USD CMT + 2.20% thereafter)(1)(9)	765,339
200,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(9)	211,542
	Wells Fargo & Co.
375,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(9)	335,548
1,420,000	5.38%, 11/02/2043	1,394,893
410,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(9)	431,855
		21,588,463
	Commercial Services - 0.6%
	Ashtead Capital, Inc.
557,000	2.45%, 08/12/2031(1)	452,915
260,000	4.25%, 11/01/2029(1)	243,356
400,000	5.50%, 08/11/2032(1)	397,676
200,000	5.55%, 05/30/2033(1)	198,183
200,000	5.95%, 10/15/2033(1)	203,457
330,000	ERAC USA Finance LLC 4.90%, 05/01/2033(1)	329,399
85,000	Gartner, Inc. 3.75%, 10/01/2030(1)	76,162
	TriNet Group, Inc.
540,000	3.50%, 03/01/2029(1)	476,577
300,000	7.13%, 08/15/2031(1)	306,337
155,000	United Rentals North America, Inc. 3.88%, 02/15/2031	138,862
55,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	56,844
520,000	Williams Scotsman, Inc. 7.38%, 10/01/2031(1)	541,017
		3,420,785
	Construction Materials - 0.3%
795,000	Eagle Materials, Inc. 2.50%, 07/01/2031	672,016
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Construction Materials - 0.3% - (continued)
$ 410,000	Masonite International Corp. 3.50%, 02/15/2030(1)	$ 353,546
1,045,000	Standard Industries, Inc. 3.38%, 01/15/2031(1)	886,381
		1,911,943
	Distribution/Wholesale - 0.1%
640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	641,702
250,000	LKQ Corp. 5.75%, 06/15/2028	255,036
		896,738
	Diversified Financial Services - 1.3%
375,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	374,763
	American Express Co.
614,000	5.04%, 05/01/2034, (5.04% fixed rate until 05/01/2033; 6 mo. USD SOFR + 1.84% thereafter)(9)	613,883
40,000	6.49%, 10/30/2031, (6.49% fixed rate until 10/30/2030; 6 mo. USD SOFR + 1.94% thereafter)(9)	43,288
	Aviation Capital Group LLC
435,000	1.95%, 09/20/2026(1)	397,219
1,250,000	3.50%, 11/01/2027(1)	1,163,453
775,000	Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 04/15/2050	543,366
	Capital One Financial Corp.
285,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(9)	285,349
95,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(9)	95,834
255,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(9)	262,782
135,000	7.15%, 10/29/2027, (7.15% fixed rate until 10/29/2026; 6 mo. USD SOFR + 2.44% thereafter)(9)	140,666
195,000	Enact Holdings, Inc. 6.50%, 08/15/2025(1)	194,565
525,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	532,891
775,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	806,759
	Intercontinental Exchange, Inc.
545,000	4.00%, 09/15/2027	533,632
218,000	4.35%, 06/15/2029	214,842
	Nasdaq, Inc.
45,000	5.95%, 08/15/2053	48,000
40,000	6.10%, 06/28/2063	43,072
750,000	OneMain Finance Corp. 7.88%, 03/15/2030	761,659
675,000	United Wholesale Mortgage LLC 5.75%, 06/15/2027(1)	662,397
		7,718,420
	Electric - 2.0%
	Arizona Public Service Co.
45,000	3.35%, 05/15/2050(8)	31,844
25,000	3.75%, 05/15/2046	18,838
55,000	4.25%, 03/01/2049	43,871
245,000	4.35%, 11/15/2045	205,721
275,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	241,609
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	95,422
156,000	6.63%, 02/01/2032(8)	178,090
663,000	Dominion Energy, Inc. 4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(9)(10)	598,728
14,000	Duke Energy Carolinas LLC 5.35%, 01/15/2053	14,060

136

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Electric - 2.0% - (continued)
	Duke Energy Corp.
$ 105,000	2.65%, 09/01/2026	$ 99,839
120,000	3.40%, 06/15/2029	112,306
255,000	Duke Energy Progress LLC 5.25%, 03/15/2033	261,251
80,000	Edison International 6.95%, 11/15/2029	86,765
180,000	Eversource Energy 5.45%, 03/01/2028	183,155
575,000	Exelon Corp. 5.10%, 06/15/2045	538,430
335,000	Florida Power & Light Co. 5.10%, 04/01/2033	343,682
1,910,000	Georgia Power Co. 4.70%, 05/15/2032	1,886,836
775,000	ITC Holdings Corp. 5.40%, 06/01/2033(1)	786,684
20,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	20,214
	NextEra Energy Capital Holdings, Inc.
160,000	5.75%, 09/01/2025	161,608
110,000	6.05%, 03/01/2025	110,925
	Pacific Gas & Electric Co.
275,000	3.30%, 12/01/2027	257,643
610,200	4.50%, 07/01/2040	524,495
505,000	5.90%, 06/15/2032	516,087
203,000	6.75%, 01/15/2053	223,211
	Pennsylvania Electric Co.
66,000	3.60%, 06/01/2029(1)	61,455
750,000	4.15%, 04/15/2025(1)	736,289
15,000	5.15%, 03/30/2026(1)	14,970
270,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	207,532
	SCE Recovery Funding LLC
115,445	0.86%, 11/15/2033	98,502
65,000	1.94%, 05/15/2040	48,767
35,000	2.51%, 11/15/2043	23,903
	Sempra
1,075,000	3.25%, 06/15/2027	1,020,698
295,000	4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(9)	259,718
	Southern California Edison Co.
317,000	5.88%, 12/01/2053	332,105
975,000	5.95%, 11/01/2032	1,038,300
376,312	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	364,962
485,000	Trans-Allegheny Interstate Line Co. 3.85%, 06/01/2025(1)	476,390
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	70,452
		12,295,357
	Electronics - 0.1%
400,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	371,288
441,000	Vontier Corp. 1.80%, 04/01/2026	406,334
		777,622
	Energy-Alternate Sources - 0.1%
575,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	530,903
	Engineering & Construction - 0.1%
320,000	TopBuild Corp. 3.63%, 03/15/2029(1)	289,720
	Entertainment - 0.2%
260,000	Caesars Entertainment, Inc. 6.50%, 02/15/2032(1)	263,076
769,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	727,639
		990,715
	Environmental Control - 0.4%
	Clean Harbors, Inc.
406,000	5.13%, 07/15/2029(1)	387,761
70,000	6.38%, 02/01/2031(1)	70,884
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Environmental Control - 0.4% - (continued)
$ 990,000	Republic Services, Inc. 5.00%, 04/01/2034	$ 998,967
775,000	Waste Management, Inc. 4.88%, 02/15/2034	779,229
		2,236,841
	Food - 0.1%
510,000	Sigma Alimentos SA de CV 4.13%, 05/02/2026(1)	495,610
	Gas - 0.3%
125,000	Boston Gas Co. 3.15%, 08/01/2027(1)	116,724
521,000	CenterPoint Energy Resources Corp. 5.25%, 03/01/2028	533,214
765,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	774,488
585,000	Sempra Global 3.25%, 01/15/2032(1)	480,532
200,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	209,233
		2,114,191
	Hand/Machine Tools - 0.1%
370,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	375,412
	Healthcare - Products - 0.2%
	Alcon Finance Corp.
805,000	3.00%, 09/23/2029(1)	733,755
400,000	5.38%, 12/06/2032(1)	411,208
		1,144,963
	Healthcare - Services - 0.6%
	Centene Corp.
450,000	2.45%, 07/15/2028	400,506
245,000	4.25%, 12/15/2027	235,622
214,000	Dignity Health 3.81%, 11/01/2024	210,883
1,000,000	HCA, Inc. 5.50%, 06/15/2047	961,557
	Humana, Inc.
196,000	5.50%, 03/15/2053	195,882
229,000	5.88%, 03/01/2033	239,555
775,000	IQVIA, Inc. 5.70%, 05/15/2028(1)	788,922
565,000	Providence St Joseph Health Obligated Group 5.40%, 10/01/2033	572,891
75,000	Sutter Health 2.29%, 08/15/2030	64,381
145,000	Toledo Hospital 5.75%, 11/15/2038	144,870
	UnitedHealth Group, Inc.
5,000	3.85%, 06/15/2028	4,884
25,000	4.75%, 05/15/2052	23,623
		3,843,576
	Home Builders - 0.1%
480,000	Meritage Homes Corp. 3.88%, 04/15/2029(1)	441,941
	Insurance - 0.9%
144,000	American International Group, Inc. 3.40%, 06/30/2030	132,827
	Athene Global Funding
370,000	1.61%, 06/29/2026(1)	337,828
800,000	2.50%, 03/24/2028(1)	716,378
285,000	5.58%, 01/09/2029(1)	287,363
365,000	Athene Holding Ltd. 5.88%, 01/15/2034	365,794
	Corebridge Financial, Inc.
517,000	4.35%, 04/05/2042	441,744
135,000	5.75%, 01/15/2034	138,277
70,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	72,585
350,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	305,884
1,100,000	Equitable Holdings, Inc. 5.00%, 04/20/2048	1,030,104
325,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	326,719
500,000	HUB International Ltd. 7.25%, 06/15/2030(1)	516,341

137

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Insurance - 0.9% - (continued)
$ 385,000	Intact Financial Corp. 5.46%, 09/22/2032(1)	$ 387,677
675,000	Unum Group 5.75%, 08/15/2042	669,703
		5,729,224
	Internet - 0.1%
840,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	795,094
	Investment Company Security - 0.0%
250,000	JAB Holdings BV 3.75%, 05/28/2051(1)	167,224
	IT Services - 0.1%
	Booz Allen Hamilton, Inc.
475,000	3.88%, 09/01/2028(1)	447,345
70,000	5.95%, 08/04/2033	73,410
		520,755
	Leisure Time - 0.1%
85,000	Carnival Corp. 7.00%, 08/15/2029(1)	88,397
460,000	Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(1)	489,116
		577,513
	Lodging - 0.1%
800,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	741,854
	Machinery-Diversified - 0.1%
	John Deere Capital Corp.
315,000	4.50%, 01/16/2029	315,213
341,000	5.15%, 09/08/2033	353,955
		669,168
	Media - 0.7%
950,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	912,025
	Comcast Corp.
618,000	3.25%, 11/01/2039	497,208
780,000	4.80%, 05/15/2033	781,374
	Discovery Communications LLC
178,000	4.00%, 09/15/2055	125,554
1,000,000	5.20%, 09/20/2047	863,198
1,000,000	Paramount Global 5.85%, 09/01/2043	887,527
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	79,907
60,000	7.30%, 07/01/2038	62,825
250,000	Videotron Ltd. 3.63%, 06/15/2029(1)	228,112
		4,437,730
	Mining - 0.2%
	Glencore Funding LLC
65,000	5.70%, 05/08/2033(1)	67,084
911,000	6.38%, 10/06/2030(1)	975,903
148,000	6.50%, 10/06/2033(1)	161,205
		1,204,192
	Miscellaneous Manufacturing - 0.1%
500,000	Berry Global, Inc. 5.65%, 01/15/2034(1)	504,447
350,000	Textron, Inc. 3.88%, 03/01/2025	344,933
		849,380
	Oil & Gas - 0.8%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,617,744
	Equinor ASA
35,000	2.88%, 04/06/2025	34,221
560,000	3.00%, 04/06/2027	535,783
123,000	Hess Corp. 7.13%, 03/15/2033	142,363
	Occidental Petroleum Corp.
825,000	3.40%, 04/15/2026	792,883
282,000	6.20%, 03/15/2040	289,393
197,000	6.45%, 09/15/2036	210,150
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Oil & Gas - 0.8% - (continued)
$ 615,000	Permian Resources Operating LLC 7.00%, 01/15/2032(1)	$ 633,227
	Var Energi ASA
445,000	7.50%, 01/15/2028(1)	472,268
200,000	8.00%, 11/15/2032(1)	224,772
		4,952,804
	Packaging & Containers - 0.1%
275,000	Berry Global, Inc. 5.50%, 04/15/2028(1)	277,647
340,000	Graphic Packaging International LLC 3.50%, 03/01/2029(1)	305,958
		583,605
	Pharmaceuticals - 0.3%
600,000	AbbVie, Inc. 4.75%, 03/15/2045	569,130
200,000	Bayer U.S. Finance LLC 6.25%, 01/21/2029(1)	204,181
465,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 4.13%, 04/30/2028(1)	425,496
360,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	346,806
		1,545,613
	Pipelines - 1.3%
70,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	70,144
	Columbia Pipelines Operating Co. LLC
90,000	5.93%, 08/15/2030(1)	93,476
174,000	6.50%, 08/15/2043(1)	189,781
88,000	Enbridge, Inc. 6.70%, 11/15/2053	101,644
	Energy Transfer LP
1,200,000	4.40%, 03/15/2027	1,177,870
1,125,000	4.75%, 01/15/2026	1,117,920
155,000	4.95%, 06/15/2028	154,623
385,000	5.00%, 05/15/2050	342,142
1,100,000	5.25%, 04/15/2029	1,110,882
30,000	5.55%, 05/15/2034	30,252
424,720	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	364,522
	Gray Oak Pipeline LLC
258,000	2.60%, 10/15/2025(1)	246,830
40,000	3.45%, 10/15/2027(1)	37,433
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,142,445
200,000	Targa Resources Corp. 6.15%, 03/01/2029	208,896
	Venture Global Calcasieu Pass LLC
235,000	3.88%, 08/15/2029(1)	211,124
360,000	6.25%, 01/15/2030(1)	360,306
75,000	Western Midstream Operating LP 6.15%, 04/01/2033	77,551
760,000	Williams Cos., Inc. 5.65%, 03/15/2033	790,364
		7,828,205
	Real Estate Investment Trusts - 1.7%
765,000	American Tower Corp. 5.65%, 03/15/2033	789,336
1,705,000	American Tower Trust I 5.49%, 03/15/2028(1)	1,727,334
	Brixmor Operating Partnership LP
285,000	4.05%, 07/01/2030	266,383
440,000	4.13%, 05/15/2029	417,512
	Extra Space Storage LP
110,000	5.50%, 07/01/2030	112,418
220,000	5.90%, 01/15/2031	228,588
	GLP Capital LP/GLP Financing II, Inc.
750,000	4.00%, 01/15/2030	682,873
621,000	6.75%, 12/01/2033(8)	660,943
783,000	Kite Realty Group LP 5.50%, 03/01/2034	779,381
649,000	LXP Industrial Trust 6.75%, 11/15/2028	677,667
	Realty Income Corp.
604,000	4.90%, 07/15/2033	590,927
630,000	5.13%, 02/15/2034	624,474

138

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.1% - (continued)
	Real Estate Investment Trusts - 1.7% - (continued)
	SBA Tower Trust
$ 100,000	1.63%, 05/15/2051(1)	$ 89,551
100,000	1.88%, 07/15/2050(1)	92,977
215,000	2.84%, 01/15/2050(1)	208,201
1,280,000	VICI Properties LP 4.95%, 02/15/2030	1,241,932
	VICI Properties LP/VICI Note Co., Inc.
632,000	4.13%, 08/15/2030(1)	576,637
440,000	5.75%, 02/01/2027(1)	441,718
		10,208,852
	Retail - 0.3%
105,000	AutoZone, Inc. 6.25%, 11/01/2028	111,433
775,000	Dollar General Corp. 4.63%, 11/01/2027	769,882
800,000	Dollar Tree, Inc. 4.20%, 05/15/2028	781,049
		1,662,364
	Semiconductors - 0.2%
695,000	Broadcom, Inc. 3.47%, 04/15/2034(1)	602,880
770,000	Intel Corp. 4.88%, 02/10/2028	779,988
		1,382,868
	Software - 0.5%
170,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	160,225
540,000	Fidelity National Information Services, Inc. 5.10%, 07/15/2032	551,081
254,000	Microsoft Corp. 4.50%, 06/15/2047(1)	245,653
	Oracle Corp.
585,000	2.88%, 03/25/2031	514,453
240,000	2.95%, 04/01/2030	216,068
990,000	3.65%, 03/25/2041	785,803
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	571,825
		3,045,108
	Telecommunications - 0.8%
	AT&T, Inc.
11,000	3.65%, 06/01/2051	8,180
24,000	3.85%, 06/01/2060	17,660
428,000	4.30%, 12/15/2042	371,776
415,000	4.75%, 05/15/2046	374,906
750,000	Juniper Networks, Inc. 1.20%, 12/10/2025	698,791
875,000	Motorola Solutions, Inc. 5.60%, 06/01/2032	898,658
425,000	NBN Co. Ltd. 1.63%, 01/08/2027(1)	388,633
260,937	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	258,965
	T-Mobile USA, Inc.
290,000	2.88%, 02/15/2031	253,748
741,000	3.38%, 04/15/2029	688,261
775,000	4.50%, 04/15/2050	677,072
	Verizon Communications, Inc.
115,000	2.88%, 11/20/2050	76,378
185,000	2.99%, 10/30/2056	120,433
123,000	3.00%, 11/20/2060	77,801
		4,911,262
	Trucking & Leasing - 0.3%
580,000	DAE Funding LLC 1.55%, 08/01/2024(1)	565,167
	Penske Truck Leasing Co. LP/PTL Finance Corp.
745,000	3.95%, 03/10/2025(1)	732,500
230,000	5.55%, 05/01/2028(1)	233,991
230,000	5.70%, 02/01/2028(1)	234,921
		1,766,579
	Total Corporate Bonds (cost $127,775,573)	$ 123,054,263
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Mexico - 0.1%
$ 335,000	Mexico Government International Bonds 6.40%, 05/07/2054	$ 337,057
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
528,000	5.00%, 01/16/2034(1)	526,012
390,000	5.75%, 01/16/2054(1)	383,257
		909,269
	Total Foreign Government Obligations (cost $1,236,804)	$ 1,246,326
MUNICIPAL BONDS - 0.9%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
15,000	4.09%, 11/01/2051	$ 13,069
90,000	4.51%, 11/01/2051	83,818
80,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060(8)	53,955
		150,842
	Build America Bonds - 0.1%
375,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	405,317
	Metropolitan Transportation Auth, NY, Rev
10,000	6.20%, 11/15/2026	10,202
195,000	6.81%, 11/15/2040	220,042
78,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	88,320
		723,881
	General - 0.1%
19,406	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	22,227
120,000	Kansas Dev Finance Auth, KS, Rev, (AGM Insured) 5.37%, 05/01/2026	120,560
575,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	616,883
		759,670
	General Obligation - 0.4%
1,380,000	State of Illinois, IL, GO 5.10%, 06/01/2033	1,370,751
1,350,000	Town of Andover, MA, GO 2.62%, 11/01/2036	1,086,821
		2,457,572
	Tobacco - 0.0%
35,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	32,337
	Transportation - 0.2%
60,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	57,882
1,350,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev, (AGM Insured) 3.22%, 01/15/2035	1,147,848
		1,205,730
	Utilities - 0.1%
240,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	245,120
	Total Municipal Bonds (cost $6,242,211)	$ 5,575,152

139

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.4%(11)
	Advertising - 0.2%
$ 1,133,902	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 1,135,501
	Aerospace/Defense - 0.2%
329,175	Barnes Group, Inc. 8.43%, 09/03/2030, 1 mo. USD Term SOFR + 3.00%	328,902
271,562	Spirit Aerosystems, Inc. 9.56%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	271,280
737,250	TransDigm, Inc. 8.60%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	737,567
		1,337,749
	Airlines - 0.1%
182,225	Air Canada 9.14%, 08/11/2028, 3 mo. USD Term SOFR + 3.50%	182,196
242,250	American Airlines, Inc. 10.33%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	247,868
161,000	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	165,746
221,250	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	226,102
		821,912
	Apparel - 0.1%
106,922	Birkenstock GmbH & Co. KG 8.89%, 04/28/2028, 3 mo. USD Term SOFR + 3.25%	106,980
	Crocs, Inc.
200,000	0.00%, 02/20/2029, 1 mo. USD Term SOFR + 2.25%(12)	199,926
223,450	8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	223,367
327,525	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	325,478
		855,751
	Auto Parts & Equipment - 0.2%
563,588	Clarios Global LP 8.33%, 05/06/2030, 1 mo. USD Term SOFR + 3.00%	563,588
378,985	First Brands Group LLC 10.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	378,230
		941,818
	Chemicals - 0.1%
496,250	Momentive Performance Materials, Inc. 9.83%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	486,737
223,875	Starfruit Finco BV 9.45%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	223,371
		710,108
	Commercial Services - 0.6%
622,399	AlixPartners LLP 8.20%, 02/04/2028, 1 mo. USD Term SOFR + 2.75%	621,777
361,675	APX Group, Inc. 8.70%, 07/10/2028, U.S. (Fed) Prime Rate + 2.25%	361,111
	Belron Finance U.S. LLC
149,250	7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	149,437
238,095	7.88%, 11/13/2025, 3 mo. USD Term SOFR + 2.25%	237,917
175,396	Corp. Service Co. 8.18%, 11/02/2029, 1 mo. USD Term SOFR + 2.75%	175,541
220,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(12)	219,771
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.4%(11) - (continued)
	Commercial Services - 0.6% - (continued)
	Verisure Holding AB
EUR 430,000	6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	$ 462,526
575,000	6.95%, 08/06/2026, 3 mo. EURIBOR + 3.00%	620,955
$ 240,000	Wand NewCo 3, Inc. 0.00%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%(12)	240,000
612,675	WEX, Inc. 7.33%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	610,886
		3,699,921
	Construction Materials - 0.3%
320,000	Chamberlain Group, Inc. 0.00%, 11/03/2028, 1 mo. USD Term SOFR + 3.75%(12)	318,000
224,849	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	224,793
32,955	Ingersoll-Rand Services Co. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	32,972
625,088	Quikrete Holdings, Inc. 8.07%, 02/01/2027, 1 mo. USD Term SOFR + 2.63%	624,732
254,302	Standard Industries, Inc. 7.70%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	253,984
273,627	Tamko Building Products LLC 8.87%, 09/20/2030, 3 mo. USD Term SOFR + 3.50%	273,742
		1,728,223
	Distribution/Wholesale - 0.3%
718,125	American Builders & Contractors Supply Co., Inc. 7.43%, 02/29/2024, 1 mo. USD Term SOFR + 2.00%	716,330
671,085	Core & Main LP 7.97%, 07/27/2028, 1 mo. USD Term SOFR + 2.50%	669,964
423,938	Windsor Holdings III LLC 9.85%, 08/01/2030, 1 mo. USD Term SOFR + 4.50%	423,878
		1,810,172
	Diversified Financial Services - 0.5%
951,707	Aretec Group, Inc. 9.93%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	950,783
483,342	Blackhawk Network Holdings, Inc. 8.14%, 06/15/2025, 3 mo. USD Term SOFR + 2.75%	482,134
624,821	Fleetcor Technologies Operating Co. LLC 7.18%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	622,871
599,702	NFP Corp. 8.70%, 02/16/2027, 1 mo. USD Term SOFR + 3.25%	600,044
350,000	Setanta Aircraft Leasing Designated Activity Co. 7.61%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	350,000
		3,005,832
	Electronics - 0.1%
325,418	II-VI, Inc. 8.20%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	323,385
200,750	Ingram Micro, Inc. 8.61%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	200,332
		523,717
	Engineering & Construction - 0.1%
731,940	Brown Group Holding LLC 8.18%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	726,143
102,900	Fluidra SA 7.36%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	102,514
		828,657

140

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.4%(11) - (continued)
	Entertainment - 0.4%
$ 317,600	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	$ 317,031
200,000	Caesars Entertainment, Inc. 0.00%, 01/24/2031, 1 mo. USD Term SOFR + 2.75%(12)	199,500
496,250	Cinemark USA, Inc. 9.09%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	495,734
495,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	494,257
108,350	Great Canadian Gaming Corp. 9.63%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	108,396
477,529	SeaWorld Parks & Entertainment, Inc. 7.83%, 08/25/2028, 1 mo. USD Term SOFR + 2.50%	477,443
497,219	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	496,652
		2,589,013
	Environmental Control - 0.1%
162,314	Covanta Holding Corp. 7.83%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	161,629
436,700	Filtration Group Corp. 9.70%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	436,892
		598,521
	Food - 0.0%
219,529	U.S. Foods, Inc. 7.45%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	219,474
	Food Service - 0.0%
177,175	Aramark Services, Inc. 7.20%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	176,599
	Healthcare - Products - 0.2%
259,427	Avantor Funding, Inc. 7.68%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	259,038
560,025	Medline Borrower LP 8.45%, 10/23/2028, 1 mo. USD Term SOFR + 3.00%	558,799
583,845	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	583,763
		1,401,600
	Healthcare - Services - 0.1%
75,510	ICON Luxembourg SARL 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	75,544
610,385	Surgery Center Holdings, Inc. 8.83%, 12/19/2030, 1 mo. USD Term SOFR + 3.50%	610,958
		686,502
	Insurance - 0.7%
668,620	Acrisure LLC 9.15%, 02/15/2027, 3 mo. USD Term SOFR + 3.50%	664,755
118,800	AmWINS Group, Inc. 8.20%, 02/19/2028, 1 mo. USD Term SOFR + 2.75%	118,290
	AssuredPartners, Inc.
108,075	8.83%, 02/12/2027, 1 mo. USD Term SOFR + 3.50%	107,647
98,752	9.08%, 02/12/2027, 1 mo. USD Term SOFR + 3.75%	98,506
	Asurion LLC
297,071	8.70%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	295,624
464,015	9.43%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	457,570
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.4%(11) - (continued)
	Insurance - 0.7% - (continued)
$ 145,000	10.70%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	$ 138,682
	HUB International Ltd.
811,685	8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	811,604
100,000	8.57%, 04/22/2024, 1 mo. USD Term SOFR + 3.25%	99,990
907,061	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	906,952
723,099	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	721,805
		4,421,425
	Internet - 0.2%
413,699	Gen Digital, Inc. 7.43%, 09/12/2029, 1 mo. USD SOFR + 2.00%	412,206
675,420	MH Sub I LLC 9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	660,749
		1,072,955
	IT Services - 0.1%
	Amentum Government Services Holdings LLC
103,425	9.34%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	103,296
149,575	9.45%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	149,482
333,146	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	332,360
		585,138
	Leisure Time - 0.2%
	Carnival Corp.
99,500	8.34%, 08/08/2027, 1 mo. USD Term SOFR + 3.00%	99,426
289,100	8.70%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	288,828
365,625	Hayward Industries, Inc. 8.20%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	364,645
263,250	MajorDrive Holdings IV LLC 9.61%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	261,523
		1,014,422
	Media - 0.6%
370,500	Cable One, Inc. 7.45%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	368,299
	CSC Holdings LLC
350,400	7.95%, 04/15/2027, 1 mo. USD Term SOFR	333,006
477,321	9.83%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	465,785
322,988	DirecTV Financing, LLC 10.83%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	322,584
483,586	EW Scripps Co. 8.01%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	481,874
305,000	Simon & Schuster, Inc. 9.32%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	305,128
750,000	Telenet Financing USD LLC 7.45%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	730,785
410,000	Virgin Media Bristol LLC 8.70%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	406,347
500,000	Ziggo Financing Partnership 7.95%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	488,125
		3,901,933

141

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.4%(11) - (continued)
	Mining - 0.1%
$ 274,312	Arsenal AIC Parent LLC 9.83%, 08/18/2030, 1 mo. USD Term SOFR + 4.50%	$ 273,970
	Packaging & Containers - 0.2%
547,400	Berlin Packaging LLC 9.22%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	543,979
408,775	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	405,644
		949,623
	Pharmaceuticals - 0.2%
412,981	Elanco Animal Health, Inc. 7.20%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	404,606
412,675	Gainwell Acquisition Corp. 9.45%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	400,708
307,379	Jazz Financing Lux SARL 8.45%, 05/05/2028, 1 mo. USD Term SOFR + 3.00%	307,139
343,238	Organon & Co. 8.45%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	342,595
18,813	PRA Health Sciences, Inc. 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	18,822
		1,473,870
	Pipelines - 0.5%
795,639	Medallion Midland Acquisition LLC 8.86%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	797,135
476,250	NorthRiver Midstream Finance LP 8.33%, 08/16/2030, 3 mo. USD Term SOFR + 3.00%	475,655
	Oryx Midstream Services Permian Basin LLC
250,000	0.00%, 03/06/2024, 1 mo. USD Term SOFR + 3.00%(12)	249,374
262,019	8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	261,445
400,167	Traverse Midstream Partners LLC 8.82%, 02/16/2028, 3 mo. USD Term SOFR + 3.50%	400,167
797,717	UGI Energy Services LLC 8.68%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	797,286
		2,981,062
	REITS - 0.1%
355,000	Iron Mountain, Inc. 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%(12)	352,561
	Retail - 0.7%
440,166	1011778 BC Unlimited Liability Co. 7.58%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	437,652
419,931	Beacon Roofing Supply, Inc. 7.95%, 05/19/2028, 1 mo. USD Term SOFR + 2.50%	420,133
499,637	Great Outdoors Group LLC 9.20%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	497,843
681,329	Harbor Freight Tools USA, Inc. 8.20%, 10/19/2027, 1 mo. USD Term SOFR + 2.75%	675,456
530,401	IRB Holding Corp 8.08%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	528,927
595,223	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	589,569
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 8.4%(11) - (continued)
	Retail - 0.7% - (continued)
$ 370,500	Michaels Cos., Inc. 9.86%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	$ 303,877
253,363	Petco Health & Wellness Co., Inc. 8.86%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	237,528
463,125	SRS Distribution, Inc. 8.95%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	460,230
		4,151,215
	Semiconductors - 0.1%
238,440	Entegris, Inc. 7.85%, 07/06/2029, 1 mo. USD Term SOFR + 2.50%	238,242
493,750	MKS Instruments, Inc. 7.85%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	490,358
		728,600
	Software - 0.9%
632,838	DCert Buyer, Inc. 9.33%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	628,452
872,299	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	871,811
307,132	E2open LLC 8.95%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	306,693
292,500	Evertec Group LLC 8.83%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	292,134
526,543	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	520,883
396,822	Navicure, Inc. 9.45%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	396,576
473,936	Open Text Corp. 8.18%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	473,880
420,325	Polaris Newco LLC 9.57%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	409,291
359,100	Quartz Acquireco LLC 8.83%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	358,202
194,187	SS&C European Holdings SARL 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	194,018
205,657	SS&C Technologies, Inc. 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	205,478
744,233	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	742,841
		5,400,259
	Telecommunications - 0.1%
EUR 548,617	Lorca Holdco Ltd. 8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	593,537
$ 163,156	Zacapa SARL 9.35%, 03/22/2029, 3 mo. USD SOFR + 4.00%	162,263
		755,800
	Transportation - 0.1%
	First Student Bidco, Inc.
84,617	8.36%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	83,486
278,990	8.61%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	275,260
		358,746
	Total Senior Floating Rate Interests (cost $51,611,138)	$ 51,492,649
U.S. GOVERNMENT AGENCIES - 2.8%
	Mortgage-Backed Agencies - 2.8%
	Federal Home Loan Mortgage Corp. - 2.6%
2,954,389	1.43%, 06/25/2030(2)(3)	$ 196,317
5,544,146	1.53%, 07/25/2030(2)(3)	392,711

142

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.8% - (continued)
	Mortgage-Backed Agencies - 2.8% - (continued)
	Federal Home Loan Mortgage Corp. - 2.6% - (continued)
$ 1,125,000	2.86%, 10/25/2034	$ 959,454
2,000,000	3.80%, 10/25/2032(3)	1,900,170
1,500,000	3.82%, 12/25/2032(3)	1,425,520
2,900,000	4.05%, 07/25/2033	2,798,284
200,000	4.43%, 02/25/2033(3)	198,811
2,800,000	4.50%, 07/25/2033(3)	2,796,724
149,548	5.00%, 11/01/2043	149,901
311,368	5.00%, 01/01/2053	308,090
291,477	5.00%, 04/01/2053	288,118
71,482	5.50%, 03/01/2053	71,798
216,302	5.50%, 09/01/2053	218,408
562,392	7.54%, 05/25/2042, 30 day USD SOFR Average + 2.20%(1)(4)	572,561
69,862	8.14%, 10/25/2050, 30 day USD SOFR Average + 2.80%(1)(4)	70,867
940,825	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(4)	984,444
1,265,000	10.14%, 10/25/2050, 30 day USD SOFR Average + 4.80%(1)(4)	1,426,634
1,077,362	11.46%, 08/25/2050, 30 day USD SOFR Average + 6.11%(1)(4)	1,222,600
		15,981,412
	Federal National Mortgage Association - 0.1%
33,805	2.00%, 03/01/2037	30,543
3,604	4.50%, 04/01/2041	3,588
15,629	4.50%, 08/01/2052	15,122
85,985	4.50%, 09/01/2052	83,724
139,023	5.00%, 08/01/2043	139,410
59,659	5.00%, 08/01/2052	59,056
88,759	5.00%, 09/01/2052	87,862
59,346	5.00%, 10/01/2052	58,773
70,555	5.50%, 08/01/2053	70,862
22,156	5.85%, 10/25/2024, 30 day USD SOFR Average + 0.51%(4)	22,016
		570,956
	Government National Mortgage Association - 0.1%
554,682	2.50%, 10/20/2049	488,108
24	6.00%, 02/20/2026	25
195	6.00%, 02/20/2027	199
67	6.00%, 01/20/2028	69
1,250	6.00%, 02/20/2028	1,290
2,306	6.00%, 04/20/2028	2,388
763	6.00%, 06/15/2028	789
4,769	6.00%, 07/20/2028	4,928
3,758	6.00%, 08/20/2028	3,884
1,518	6.00%, 10/15/2028	1,557
4,701	6.00%, 11/15/2028	4,854
5,271	6.00%, 03/20/2029	5,457
7,232	6.00%, 09/20/2029	7,460
13,254	6.00%, 04/20/2030	13,600
1,224	6.00%, 06/20/2030	1,259
1,358	6.00%, 08/15/2034	1,418
10,339	6.50%, 03/15/2028	10,709
1,623	6.50%, 05/15/2028	1,681
1,838	6.50%, 07/15/2028	1,894
3,941	6.50%, 10/15/2028	4,102
126	6.50%, 12/15/2028	129
4,348	6.50%, 01/15/2029	4,506
3,338	6.50%, 02/15/2029	3,453
13,056	6.50%, 03/15/2029	13,482
1,376	6.50%, 04/15/2029	1,427
4,031	6.50%, 05/15/2029	4,182
2,431	6.50%, 06/15/2029	2,533
3,855	6.50%, 02/15/2035	4,013
3,262	7.00%, 11/15/2031	3,331
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.8% - (continued)
	Mortgage-Backed Agencies - 2.8% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 2,497	7.00%, 03/15/2032	$ 2,548
57,940	7.00%, 11/15/2032	61,158
1,209	7.00%, 01/15/2033	1,257
4,593	7.00%, 05/15/2033	4,757
6,198	7.00%, 07/15/2033	6,404
12,081	7.00%, 11/15/2033	12,523
1,044	8.00%, 04/15/2030	1,050
4,685	8.00%, 05/15/2030	4,679
142	8.00%, 07/15/2030	142
2,961	8.00%, 08/15/2030	2,963
5,032	8.00%, 11/15/2030	5,036
51,036	8.00%, 02/15/2031	51,960
		747,204
	Total U.S. Government Agencies (cost $16,835,553)	$ 17,299,572
U.S. GOVERNMENT SECURITIES - 11.7%
	U.S. Treasury Securities - 11.7%
	U.S. Treasury Bonds - 3.8%
2,306,800	2.88%, 05/15/2052	$ 1,779,300
3,290,900	3.00%, 08/15/2048(13)	2,614,594
1,419,000	3.25%, 05/15/2042	1,225,772
2,676,300	3.38%, 08/15/2042	2,350,649
1,347,400	3.63%, 02/15/2053	1,207,607
1,394,900	3.63%, 05/15/2053	1,251,487
2,703,300	3.88%, 02/15/2043	2,540,257
119,600	3.88%, 05/15/2043	112,275
2,755,600	4.00%, 11/15/2042	2,639,886
2,296,200	4.00%, 11/15/2052	2,202,827
809,300	4.13%, 08/15/2053	794,505
1,875,000	4.38%, 08/15/2043	1,884,375
995,000	4.75%, 11/15/2043	1,051,124
1,284,000	4.75%, 11/15/2053	1,399,360
		23,054,018
	U.S. Treasury Notes - 7.9%
780,000	0.25%, 08/31/2025	731,159
560,000	0.25%, 09/30/2025	523,578
980,000	0.88%, 09/30/2026	902,595
350,000	1.25%, 03/31/2028	314,357
420,000	1.25%, 05/31/2028	375,769
1,350,000	2.63%, 05/31/2027	1,293,205
985,000	3.13%, 08/15/2025	966,454
1,785,900	3.13%, 08/31/2027	1,736,160
210,000	3.50%, 09/15/2025	207,162
778,700	3.50%, 01/31/2028	766,229
797,000	3.50%, 04/30/2028	783,862
89,000	3.50%, 04/30/2030	86,900
945,000	3.63%, 05/15/2026	934,516
1,180,200	3.63%, 03/31/2028	1,166,738
529,000	3.63%, 05/31/2028	522,945
3,681,400	3.75%, 12/31/2028	3,658,104
161,000	3.75%, 05/31/2030	159,403
444,000	3.75%, 06/30/2030	439,577
370,000	3.75%, 12/31/2030	366,011
1,468,000	3.88%, 11/30/2027	1,463,986
1,449,400	3.88%, 12/31/2027	1,445,946
79,000	3.88%, 11/30/2029	78,827
18,600	3.88%, 12/31/2029	18,554
117,900	3.88%, 08/15/2033	117,053
3,750,000	4.00%, 12/15/2025	3,731,689
130,000	4.00%, 02/15/2027	129,939
799,000	4.00%, 02/29/2028	800,935
574,000	4.00%, 06/30/2028	576,018
3,140,000	4.00%, 01/31/2029	3,156,927
123,200	4.00%, 07/31/2030	123,696

143

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 11.7% - (continued)
	U.S. Treasury Securities - 11.7% - (continued)
	U.S. Treasury Notes - 7.9% - (continued)
$ 129,000	4.13%, 06/15/2026	$ 129,005
1,138,600	4.13%, 09/30/2027	1,145,138
1,040,000	4.13%, 10/31/2027	1,046,013
663,500	4.13%, 07/31/2028	669,435
190,200	4.13%, 08/31/2030	192,288
2,050,000	4.25%, 05/31/2025(13)	2,043,193
1,744,000	4.38%, 12/15/2026	1,760,078
938,600	4.38%, 08/31/2028	957,115
1,465,000	4.38%, 11/30/2028	1,496,246
50,000	4.38%, 11/30/2030	51,305
3,348,300	4.50%, 11/15/2033	3,492,172
800,000	4.63%, 06/30/2025	801,969
175,000	4.63%, 09/15/2026	177,358
290,000	4.63%, 10/15/2026	294,123
351,000	4.63%, 11/15/2026	356,265
998,000	4.63%, 09/30/2028	1,028,213
819,000	4.75%, 07/31/2025	822,903
1,347,000	4.88%, 10/31/2028	1,403,090
236,000	4.88%, 10/31/2030	249,008
800,000	5.00%, 08/31/2025	807,375
1,629,000	5.00%, 10/31/2025	1,647,390
		48,147,976
	Total U.S. Government Securities (cost $72,636,666)	$ 71,201,994
COMMON STOCKS - 28.7%
	Automobiles & Components - 0.8%
5,200	Bayerische Motoren Werke AG	$ 541,076
108,800	Dongfeng Motor Group Co. Ltd. Class H	42,015
12,817	Ford Motor Co.	150,215
11,150	Mercedes-Benz Group AG	752,767
5,950	Stellantis NV	131,059
71,200	Suzuki Motor Corp.	3,198,209
		4,815,341
	Banks - 1.8%
81,982	Axis Bank Ltd.	1,054,068
10,900	Banco Bilbao Vizcaya Argentaria SA	102,018
17,250	Banco do Brasil SA	196,545
11,137	Bank of Nova Scotia	520,655
54,211	BAWAG Group AG(1)	2,791,138
586,550	China CITIC Bank Corp. Ltd. Class H	290,695
515,900	Chongqing Rural Commercial Bank Co. Ltd. Class A	311,180
110,500	CIMB Group Holdings Bhd.	145,544
11,400	Credit Agricole SA	163,303
42,186	KBC Group NV	2,751,860
178,300	Mitsubishi UFJ Financial Group, Inc.	1,670,055
3,927	PNC Financial Services Group, Inc.	593,802
7,600	Woori Financial Group, Inc.	78,799
		10,669,662
	Capital Goods - 3.4%
31,206	Assa Abloy AB Class B	855,847
192,543	BAE Systems PLC	2,868,210
7,389	Builders FirstSource, Inc.*	1,283,691
82,500	CK Hutchison Holdings Ltd.	426,098
5,745	Curtiss-Wright Corp.	1,278,665
70,242	Fuji Corp.	1,190,143
6,200	Fujikura Ltd.	50,967
54,619	Hensoldt AG	1,639,711
273,000	JGC Holdings Corp.	3,197,775
23,133	Kone OYJ Class B	1,145,114
2,452	Northrop Grumman Corp.	1,095,455
3,387	PACCAR, Inc.	340,021
4,034	Rheinmetall AG	1,412,589
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.7% - (continued)
	Capital Goods - 3.4% - (continued)
7,274	Safran SA	$ 1,358,120
15,738	Textron, Inc.	1,333,166
6,344	Vinci SA	801,388
73,200	Yutong Bus Co. Ltd. Class A	154,464
		20,431,424
	Commercial & Professional Services - 1.2%
3,775	Automatic Data Processing, Inc.	927,820
120,104	Bureau Veritas SA	3,194,632
27,477	Experian PLC	1,143,658
343,000	Persol Holdings Co. Ltd.	545,271
12,335	Science Applications International Corp.	1,574,686
		7,386,067
	Consumer Discretionary Distribution & Retail - 0.3%
39,600	B&M European Value Retail SA	259,527
19,300	H & M Hennes & Mauritz AB Class B	272,299
1,250	Industria de Diseno Textil SA	53,447
1,623	Ollie's Bargain Outlet Holdings, Inc.*	116,742
1,500	Sanrio Co. Ltd.	62,636
12,388	TJX Cos., Inc.	1,175,745
2,712	Wayfair, Inc. Class A*	136,278
		2,076,674
	Consumer Durables & Apparel - 1.1%
2,921	Cavco Industries, Inc.*	969,538
72	Deckers Outdoor Corp.*	54,269
22,100	Gree Electric Appliances, Inc. of Zhuhai Class A	108,691
7,678	Lennar Corp. Class A	1,150,548
198,800	Midea Group Co. Ltd. Class A	1,613,378
9,712	NIKE, Inc. Class B	986,059
8,300	Sankyo Co. Ltd.	507,683
13,238	Toll Brothers, Inc.	1,315,195
		6,705,361
	Consumer Services - 0.4%
23,435	Compass Group PLC	645,488
574	DoorDash, Inc. Class A*	59,811
7,632	DraftKings, Inc. Class A*	298,030
3,563	H&R Block, Inc.	166,891
4,913	McDonald's Corp.	1,438,133
		2,608,353
	Consumer Staples Distribution & Retail - 0.2%
4,800	Koninklijke Ahold Delhaize NV	134,991
12,304	Kroger Co.	567,707
1,000	Lawson, Inc.	57,238
3,300	MatsukiyoCocokara & Co.	59,983
5,300	Seven & i Holdings Co. Ltd.	209,323
		1,029,242
	Energy - 0.4%
136,850	Coal India Ltd.	670,067
2,129	Coterra Energy, Inc.	52,969
1,386	HF Sinclair Corp.	78,295
108,550	Indo Tambangraya Megah Tbk. PT	185,983
65,450	New Hope Corp. Ltd.	228,920
3,850	OMV AG	171,369
107,450	PetroChina Co. Ltd. Class H	77,726
2,541	TechnipFMC PLC	49,143
97,500	Turkiye Petrol Rafinerileri AS	480,367
58,200	Var Energi ASA(8)	168,821
51,400	Whitehaven Coal Ltd.	280,991
65,300	Yancoal Australia Ltd.(8)	254,740
		2,699,391
	Equity Real Estate Investment Trusts (REITs) - 1.2%
2,383	Agree Realty Corp. REIT	142,051
3,935	American Tower Corp. REIT	769,883

144

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.7% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 1.2% - (continued)
13,682	EPR Properties REIT	$ 605,702
50,377	Equity LifeStyle Properties, Inc. REIT	3,410,019
28,750	Fibra Uno Administracion SA de CV REIT	48,826
7,845	NNN, Inc. REIT	316,467
35,243	Omega Healthcare Investors, Inc. REIT	1,022,047
2,576	Public Storage REIT	729,497
1,214	Simon Property Group, Inc. REIT	168,272
4,655	VICI Properties, Inc. REIT	140,209
		7,352,973
	Financial Services - 1.1%
750	Cboe Global Markets, Inc.	137,887
17,733	Corebridge Financial, Inc.	428,607
76,964	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,830,974
652	Interactive Brokers Group, Inc. Class A	57,865
1,010	Janus Henderson Group PLC	29,048
26,125	Power Finance Corp. Ltd.	139,497
66,198	REC Ltd.	397,662
73,819	Rithm Capital Corp. REIT	789,863
45,138	Starwood Property Trust, Inc. REIT	917,656
2,021	Tradeweb Markets, Inc. Class A	192,783
6,535	Visa, Inc. Class A	1,785,754
		6,707,596
	Food, Beverage & Tobacco - 1.9%
24,925	Altria Group, Inc.	999,991
374	Boston Beer Co., Inc. Class A*	130,627
12,818	British American Tobacco PLC	377,921
2,731	Bunge Global SA	240,574
198,850	China Feihe Ltd.(1)	91,100
12,062	Coca-Cola Co.	717,568
33,487	Diageo PLC	1,209,479
12,389	Heineken NV	1,246,278
35,276	Imperial Brands PLC	846,805
53,200	Japan Tobacco, Inc.	1,402,213
4,000	Kotobuki Spirits Co. Ltd.	53,818
27,089	Kraft Heinz Co.	1,005,814
3,758	Molson Coors Beverage Co. Class B	232,207
9,948	Nestle SA	1,133,580
5,270	PepsiCo, Inc.	888,153
178,315	Tsingtao Brewery Co. Ltd. Class H	1,017,593
		11,593,721
	Health Care Equipment & Services - 1.7%
9,491	Abbott Laboratories	1,073,907
1,935,456	Bangkok Dusit Medical Services PCL Class F	1,491,463
2,392	Cardinal Health, Inc.	261,182
1,060	Cencora, Inc.	246,641
338	Cigna Group	101,721
4,878	CVS Health Corp.	362,777
643	Elevance Health, Inc.	317,282
1,181	Humana, Inc.	446,489
9,150	Medtronic PLC	800,991
35,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,325,281
5,083	Stryker Corp.	1,705,245
4,211	UnitedHealth Group, Inc.	2,154,937
		10,287,916
	Household & Personal Products - 0.8%
7,864	Colgate-Palmolive Co.	662,149
4,238	Kimberly-Clark Corp.	512,671
7,925	Procter & Gamble Co.	1,245,334
18,680	Reckitt Benckiser Group PLC	1,350,581
12,300	Rohto Pharmaceutical Co. Ltd.	251,678
34,800	Shiseido Co. Ltd.	970,109
		4,992,522
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.7% - (continued)
	Insurance - 1.0%
2,600	Ageas SA	$ 111,727
137,469	AIA Group Ltd.	1,078,089
24,213	AXA SA	812,717
4,498	Axis Capital Holdings Ltd.	267,721
4,337	Chubb Ltd.	1,062,565
3,527	CNA Financial Corp.	155,435
1,900	DB Insurance Co. Ltd.*	125,335
12,800	Japan Post Holdings Co. Ltd.	122,530
6,300	Japan Post Insurance Co. Ltd.	117,948
4,324	Marsh & McLennan Cos., Inc.	838,164
27,321	Old Republic International Corp.	766,081
694	Reinsurance Group of America, Inc.	120,680
598	RenaissanceRe Holdings Ltd.	136,840
9,425	Unum Group	455,605
		6,171,437
	Materials - 0.4%
384,841	Evraz PLC*(14)	—
22,200	Huaibei Mining Holdings Co. Ltd. Class A	53,748
11,156	International Paper Co.	399,719
3,613	Linde PLC	1,462,651
69,050	SSAB AB Class B	527,436
23,800	Vedanta Ltd.	78,579
2,800	Yamato Kogyo Co. Ltd.	154,990
		2,677,123
	Media & Entertainment - 0.3%
851	Comcast Corp. Class A	39,606
18,000	International Games System Co. Ltd.	476,202
2,639	Meta Platforms, Inc. Class A*	1,029,579
1,881	Roku, Inc.*	165,641
		1,711,028
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
5,703	AbbVie, Inc.	937,573
13,865	AstraZeneca PLC ADR	923,964
17,439	Bristol-Myers Squibb Co.	852,244
3,296	Danaher Corp.	790,743
2,305	Exelixis, Inc.*	50,157
12,442	Gilead Sciences, Inc.	973,711
9,983	Johnson & Johnson	1,586,299
2,384	Merck & Co., Inc.	287,940
8,934	Merck KGaA	1,465,850
15,586	Novartis AG	1,611,806
7,600	Novo Nordisk AS Class B	868,713
8,600	Ono Pharmaceutical Co. Ltd.	155,007
7,249	Pfizer, Inc.	196,303
2,903	Roche Holding AG	826,532
3,301	Royalty Pharma PLC Class A	93,715
1,230	Sandoz Group AG*	42,183
10,009	Viatris, Inc.	117,806
4,557	Zoetis, Inc.	855,850
		12,636,396
	Real Estate Management & Development - 0.8%
3,410,837	Ayala Land, Inc.	2,061,188
48,800	CK Asset Holdings Ltd.	220,202
19,300	Henderson Land Development Co. Ltd.	50,288
102,700	Hongkong Land Holdings Ltd.	320,579
148,500	Kerry Properties Ltd.	235,815
2,690,095	SM Prime Holdings, Inc.	1,636,660
12,250	Swire Pacific Ltd. Class A	94,779
113,600	Youngor Fashion Co. Ltd.	106,645
		4,726,156
	Semiconductors & Semiconductor Equipment - 1.9%
2,100	Disco Corp.	566,662
8,934	First Solar, Inc.*	1,307,044
300	Lasertec Corp.	78,129

145

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.7% - (continued)
	Semiconductors & Semiconductor Equipment - 1.9% - (continued)
7,050	MediaTek, Inc.	$ 217,546
35,050	Novatek Microelectronics Corp.	570,954
2,503	NVIDIA Corp.	1,540,021
31,600	Radiant Opto-Electronics Corp.	139,746
139,554	Realtek Semiconductor Corp.	2,088,481
95,747	Taiwan Semiconductor Manufacturing Co. Ltd.	1,916,710
7,174	Texas Instruments, Inc.	1,148,701
11,500	Tokyo Electron Ltd.	2,134,083
48,000	Tongwei Co. Ltd. Class A	155,797
		11,863,874
	Software & Services - 1.6%
3,323	Accenture PLC Class A	1,209,173
8,072	Amdocs Ltd.	740,041
7,257	AppLovin Corp. Class A*	298,480
5,285	Capgemini SE	1,174,969
1,783	Crowdstrike Holdings, Inc. Class A*	521,527
2,738	DocuSign, Inc.*	166,799
1,168	Elastic NV*	136,726
323	HubSpot, Inc.*	197,353
7,039	International Business Machines Corp.	1,292,783
5,901	Kyndryl Holdings, Inc.*	121,089
5,314	Microsoft Corp.	2,112,740
2,322	Nutanix, Inc. Class A*	130,496
2,084	RingCentral, Inc. Class A*	70,627
528	Salesforce, Inc.*	148,416
1,513	Teradata Corp.*	69,870
8,500	Trend Micro, Inc.	486,280
2,179	Workday, Inc. Class A*	634,242
7,189	Zoom Video Communications, Inc. Class A*	464,481
		9,976,092
	Technology Hardware & Equipment - 0.5%
20,200	Anker Innovations Technology Co. Ltd. Class A	192,859
2,499	Dell Technologies, Inc. Class C	207,117
12,342	HP, Inc.	354,339
3,700	Keyence Corp.	1,655,372
3,410	NetApp, Inc.	297,352
8,350	Simplo Technology Co. Ltd.	108,058
579	TD SYNNEX Corp.	57,889
		2,872,986
	Telecommunication Services - 1.0%
48,893	AT&T, Inc.	864,917
101,211	KDDI Corp.	3,353,630
31,550	Ooredoo QPSC	92,718
13,058	SK Telecom Co. Ltd.	490,963
35,152	Verizon Communications, Inc.	1,488,687
		6,290,915
	Transportation - 0.8%
150	AP Moller - Maersk AS Class B	276,570
12,114	Canadian National Railway Co.	1,502,751
141,700	COSCO SHIPPING Holdings Co. Ltd. Class A	196,379
34,330	Evergreen Marine Corp. Taiwan Ltd.	164,666
4,900	NIPPON EXPRESS HOLDINGS, Inc.	291,654
12,686	Ryanair Holdings PLC ADR	1,694,850
5,058	United Parcel Service, Inc. Class B	717,730
		4,844,600
	Utilities - 2.0%
81,281	AES Corp.	1,355,767
70,308	Brookfield Renewable Corp. Class A	1,962,999
1,334,000	China Longyuan Power Group Corp. Ltd. Class H	804,684
164,497	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,618,326
Shares or Principal Amount		Market Value†
COMMON STOCKS - 28.7% - (continued)
	Utilities - 2.0% - (continued)
272,281	Engie SA	$ 4,349,000
438,800	Huadian Power International Corp. Ltd. Class A	371,742
4,324	Public Service Enterprise Group, Inc.	250,749
8,355	Vistra Corp.	342,806
		12,056,073
	Total Common Stocks (cost $155,845,771)	$ 175,182,923
EQUITY LINKED SECURITIES - 2.7%
	Consumer Discretionary Distribution & Retail - 1.3%
26,143	Amazon.com, Inc. (RBC Capital Markets LLC) 12.00% 03/20/2024*(1)	$ 4,055,922
44,178	TJX Cos., Inc. (RBC Capital Markets LLC) 12.00% 03/20/2024*(1)	4,109,848
		8,165,770
	Financial Services - 0.7%
34,834	Ares Management Corp. (BNP Paribas Issuance BV) 12.00%, 03/20/2024*	4,165,188
	Software & Services - 0.7%
10,774	Microsoft Corp. (RBC Capital Markets LLC) 12.00%, 03/20/2024*(1)	4,193,602
	Total Equity Linked Securities (cost $16,038,258)	$ 16,524,560
PREFERRED STOCKS - 0.3%
	Energy - 0.0%
10,100	Petroleo Brasileiro SA (Preference Shares)(15)	$ 82,461
	Utilities - 0.3%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%(8)	1,546,447
	Total Preferred Stocks (cost $2,079,251)	$ 1,628,908
	Total Long-Term Investments (cost $595,599,272)	$ 603,459,024
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.2%
$ 1,057,670	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $1,057,826; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $1,078,826	$ 1,057,670
	Securities Lending Collateral - 0.5%
506,398	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(16)	506,398
1,687,992	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(16)	1,687,992
506,398	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(16)	506,398
506,398	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(16)	506,398
		3,207,186

146

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.8% - (continued)
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
$ 500,000	5.08%, 02/20/2024(17)		$ 498,611
	Total Short-Term Investments (cost $4,763,467)		$ 4,763,467
	Total Investments Excluding Purchased Options (cost $600,362,739)	99.6%	$ 608,222,491
	Total Purchased Options (cost $1,114,412)	0.1%	$ 372,578
	Total Investments (cost $601,477,151)	99.7%	$ 608,595,069
	Other Assets and Liabilities	0.3%	1,981,266
	Total Net Assets	100.0%	$ 610,576,335
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $183,036,187, representing 30.0% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of this security was $1,825,539, representing 0.3% of net assets.
(7)	Security is a zero-coupon bond.
(8)	Represents entire or partial securities on loan.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $1,633,038.
(14)	Investment valued using significant unobservable inputs.
(15)	Currently no rate available.
(16)	Current yield as of period end.
(17)	The rate shown represents current yield to maturity.

Exchange-Traded Option Contracts Outstanding at January 31, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
S&P 500 Index Option	4,960.00	USD	02/16/2024	311	USD	31,100	$ 372,578	$ 1,114,412	$ (741,834)
Total purchased exchange-traded option contracts							$ 372,578	$ 1,114,412	$ (741,834)

147

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	70	03/28/2024	$ 14,395,937	$ 134,404
U.S. Treasury 5-Year Note Future	246	03/28/2024	26,664,094	570,140
U.S. Treasury 10-Year Note Future	495	03/19/2024	55,602,422	1,525,934
Total				$ 2,230,478
Short position contracts:
U.S. Treasury 10-Year Ultra Future	73	03/19/2024	$ 8,531,875	$ (187,025)
U.S. Treasury Ultra Bond Future	5	03/19/2024	646,094	(26,383)
Total				$ (213,408)
Total futures contracts				$ 2,017,070

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,496,114	USD	3,010,000	CHF	BCLY	02/29/2024	$ (3,573)
629,836	USD	4,330,000	DKK	GSC	02/29/2024	1,062
26,605,957	USD	24,527,000	EUR	TDB	02/29/2024	65,384
6,840,108	USD	5,385,000	GBP	BCLY	02/29/2024	14,027
16,802,219	USD	2,474,700,000	JPY	BCLY	02/29/2024	(93,611)
1,060,727	USD	1,411,690,000	KRW	GSC	02/29/2024	1,218
3,273,089	USD	184,360,000	PHP	JPM	02/29/2024	813
1,565,177	USD	16,340,000	SEK	MSC	02/29/2024	(6,930)
Total foreign currency contracts						$ (21,610)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
148

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 125,218,922	$ —	$ 125,218,922	$ —
Convertible Bonds	15,033,755	—	15,033,755	—
Corporate Bonds	123,054,263	—	123,054,263	—
Foreign Government Obligations	1,246,326	—	1,246,326	—
Municipal Bonds	5,575,152	—	5,575,152	—
Senior Floating Rate Interests	51,492,649	—	51,492,649	—
U.S. Government Agencies	17,299,572	—	17,299,572	—
U.S. Government Securities	71,201,994	—	71,201,994	—
Common Stocks
Automobiles & Components	4,815,341	150,215	4,665,126	—
Banks	10,669,662	1,311,002	9,358,660	—
Capital Goods	20,431,424	5,485,462	14,945,962	—
Commercial & Professional Services	7,386,067	2,502,506	4,883,561	—
Consumer Discretionary Distribution & Retail	2,076,674	1,428,765	647,909	—
Consumer Durables & Apparel	6,705,361	4,475,609	2,229,752	—
Consumer Services	2,608,353	1,962,865	645,488	—
Consumer Staples Distribution & Retail	1,029,242	567,707	461,535	—
Energy	2,699,391	180,407	2,518,984	—
Equity Real Estate Investment Trusts (REITs)	7,352,973	7,352,973	—	—
Financial Services	6,707,596	6,170,437	537,159	—
Food, Beverage & Tobacco	11,593,721	4,214,934	7,378,787	—
Health Care Equipment & Services	10,287,916	7,471,172	2,816,744	—
Household & Personal Products	4,992,522	2,420,154	2,572,368	—
Insurance	6,171,437	3,803,091	2,368,346	—
Materials	2,677,123	1,862,370	814,753	—
Media & Entertainment	1,711,028	1,234,826	476,202	—
Pharmaceuticals, Biotechnology & Life Sciences	12,636,396	7,666,305	4,970,091	—
Real Estate Management & Development	4,726,156	1,743,305	2,982,851	—
Semiconductors & Semiconductor Equipment	11,863,874	3,995,766	7,868,108	—
Software & Services	9,976,092	8,314,843	1,661,249	—
Technology Hardware & Equipment	2,872,986	916,697	1,956,289	—
Telecommunication Services	6,290,915	2,446,322	3,844,593	—
Transportation	4,844,600	4,111,710	732,890	—
Utilities	12,056,073	6,530,647	5,525,426	—
Equity Linked Securities	16,524,560	—	16,524,560	—
Preferred Stocks	1,628,908	1,628,908	—	—
Short-Term Investments	4,763,467	3,207,186	1,556,281	—
Purchased Options	372,578	372,578	—	—
Foreign Currency Contracts(2)	82,504	—	82,504	—
Futures Contracts(2)	2,230,478	2,230,478	—	—
Total	$ 610,908,051	$ 95,759,240	$ 515,148,811	$ —
Liabilities
Foreign Currency Contracts(2)	$ (104,114)	$ —	$ (104,114)	$ —
Futures Contracts(2)	(213,408)	(213,408)	—	—
Total	$ (317,522)	$ (213,408)	$ (104,114)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
149

The Hartford Municipal Opportunities Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2%
	Alabama - 4.6%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$ 1,353,732
	Black Belt Energy Gas Dist, AL, Rev
1,570,000	4.00%, 12/01/2024	1,571,322
3,235,000	4.00%, 07/01/2052(1)	3,248,395
2,955,000	4.00%, 10/01/2052(1)	2,959,576
2,000,000	5.25%, 02/01/2053(1)	2,132,598
1,630,000	5.25%, 12/01/2053(1)	1,762,882
7,000,000	5.50%, 06/01/2049(1)	7,496,851
	County of Jefferson Sewer, AL, Rev
2,805,000	5.00%, 10/01/2037	3,154,640
3,730,000	5.00%, 10/01/2039	4,126,786
1,950,000	5.50%, 10/01/2053	2,158,103
2,660,000	County of Jefferson, AL, GO 5.00%, 04/01/2024	2,667,508
13,000,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	14,178,893
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,151,738
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,133,488
4,000,000	5.00%, 09/01/2031	4,234,070
	Southeast Alabama Gas Supply Dist, AL, Rev
2,940,000	4.00%, 06/01/2049(1)	2,940,948
11,500,000	5.00%, 08/01/2054(1)	12,278,288
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,501,940
2,165,000	5.50%, 01/01/2053(1)	2,347,088
	State of Alabama Docks Department, AL, Rev,
230,000	(AGM Insured) 5.00%, 10/01/2024	231,721
1,000,000	(AGM Insured) 5.00%, 10/01/2032	1,042,754
	Troy University, AL, Rev,
1,000,000	(BAM Insured) 5.00%, 11/01/2025	1,032,281
1,250,000	(BAM Insured) 5.00%, 11/01/2026	1,317,703
1,620,000	(BAM Insured) 5.00%, 11/01/2027	1,742,378
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,507,302
		83,272,985
	Alaska - 0.4%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,023,677
1,000,000	5.00%, 09/01/2026	1,011,316
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,427,572
2,255,000	4.00%, 06/01/2038	2,279,205
		6,741,770
	Arizona - 0.2%
1,000,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2038	1,162,965
1,965,000	Maricopa County Industrial Dev Auth, AZ, Rev 4.00%, 10/15/2047(2)	1,743,786
		2,906,751
	California - 6.1%
7,960,000	Bay Area Toll Auth, CA, Rev 4.85%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(3)	7,769,719
	California Community Choice Financing Auth, CA, Rev
4,790,000	4.00%, 10/01/2052(1)	4,800,776
3,020,000	5.00%, 12/01/2053(1)	3,189,886
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	California - 6.1% - (continued)
$ 2,000,000	5.25%, 11/01/2054(1)	$ 2,145,752
16,250,000	5.50%, 05/01/2054(1)	17,382,885
	California County Tobacco Securitization Agency, CA, Rev
150,000	5.00%, 06/01/2030	165,935
300,000	5.00%, 06/01/2032	331,216
500,000	5.00%, 06/01/2033	551,461
	California Enterprise Dev Auth, CA, Rev
1,250,000	5.00%, 08/01/2035	1,314,670
1,075,000	5.00%, 08/01/2055	1,092,491
1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	1,063,009
	California Municipal Finance Auth, CA, Rev
4,150,000	4.00%, 10/01/2046	3,983,857
1,000,000	4.00%, 10/01/2049	939,530
3,000,000	5.00%, 12/31/2027	3,131,017
775,000	(BAM Insured) 5.00%, 05/15/2028	830,243
800,000	(BAM Insured) 5.00%, 05/15/2031	892,275
	California Public Finance Auth, CA, Rev
1,195,000	2.38%, 11/15/2028(2)	1,162,948
1,000,000	3.13%, 05/15/2029(2)	959,564
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	642,383
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,808,006
1,000,000	5.00%, 05/15/2029	1,056,054
3,300,000	5.00%, 05/15/2038	3,664,744
1,000,000	5.25%, 05/15/2039	1,130,162
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM Insured) 5.00%, 09/01/2031	326,024
910,000	(BAM Insured) 5.00%, 09/01/2032	940,714
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(4)	1,977,230
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(4)	5,549,501
	Hemet Unified School Dist Financing Auth, CA, Special Tax
1,440,000	5.00%, 09/01/2030	1,464,743
1,535,000	5.00%, 09/01/2031	1,560,737
5,225,000	Long Beach Bond Finance Auth, CA, Rev 5.23%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(3)	5,187,091
2,500,000	Los Angeles Department of Water & Power, CA, Rev 5.00%, 07/01/2025	2,579,326
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,844,360
3,710,000	Northern California Energy Auth, CA, Rev 4.00%, 07/01/2049(1)	3,711,688
	Oakland Unified School Dist, CA, GO,
475,000	(AGM Insured) 4.00%, 08/01/2034	492,425
1,000,000	(AGM Insured) 4.00%, 08/01/2036	1,034,890
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	1,001,843
1,000,000	5.00%, 08/15/2036	1,033,075
2,500,000	5.00%, 08/15/2041	2,552,226
1,000,000	Rancho Cucamonga Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,010,503
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,054,878
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,182,367

150

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	California - 6.1% - (continued)
$ 40,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	$ 40,070
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 08/01/2048	1,206,403
3,957,000	San Joaquin Hills Transportation Corridor Agency, CA, Rev 4.00%, 01/15/2034	4,228,163
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,083,678
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 09/01/2029	1,578,686
		110,649,204
	Colorado - 2.3%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (State Aid Withholding Insured) 5.50%, 12/01/2034	1,880,660
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,480,089
1,000,000	5.00%, 12/01/2034	1,144,126
1,575,000	5.00%, 12/01/2036	1,801,884
750,000	5.00%, 11/15/2042	844,744
2,475,000	5.75%, 11/15/2039	2,874,913
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,235,811
3,150,000	5.00%, 11/01/2040	3,379,385
6,665,000	5.00%, 08/01/2044	6,893,095
1,000,000	5.25%, 11/01/2039	1,099,814
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,507,864
3,650,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(3)	3,641,566
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,056,793
1,195,000	5.00%, 12/01/2033	1,301,282
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,156,952
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,548,233
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM Insured) 5.00%, 12/15/2025	129,510
50,000	(AGM Insured) 5.00%, 12/15/2026	52,313
225,000	(AGM Insured) 5.00%, 12/15/2030	235,048
160,000	(AGM Insured) 5.00%, 12/15/2032	167,046
		41,431,128
	Connecticut - 1.7%
6,500,000	City of Bridgeport, CT, GO, (AGM Insured) 5.00%, 08/15/2025	6,702,529
950,000	City of Hartford, CT, GO, (AGM ST GTD Insured) 5.00%, 07/01/2027	976,524
2,600,000	City of New Haven, CT, GO, (AGM Insured) 5.00%, 08/01/2024	2,619,446
	Connecticut Housing Finance Auth, CT, Rev
140,000	4.00%, 11/15/2045	139,722
2,730,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	2,721,971
	Connecticut State Health & Educational Facs Auth, CT, Rev
9,290,000	1.10%, 07/01/2049(1)	9,035,073
4,285,000	2.80%, 07/01/2048(1)	4,264,505
2,665,000	2.95%, 07/01/2049(1)	2,670,115
650,000	5.00%, 07/01/2029	714,467
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Connecticut - 1.7% - (continued)
$ 145,000	5.00%, 07/01/2031	$ 161,580
	State of Connecticut, CT, GO
250,000	5.00%, 03/15/2024	250,538
750,000	5.00%, 05/15/2025	769,241
		31,025,711
	District of Columbia - 0.3%
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	728,504
270,000	5.00%, 07/01/2037	257,296
	Metropolitan Washington Airports Auth, Aviation, DC, Rev
755,000	5.00%, 10/01/2028	813,299
3,000,000	5.00%, 10/01/2033	3,312,236
		5,111,335
	Florida - 3.7%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,353,286
1,000,000	5.00%, 10/01/2028	1,037,653
1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	1,378,720
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,176,934
1,345,000	5.00%, 10/01/2037	1,574,553
1,000,000	5.00%, 10/01/2038	1,155,692
	City of Pompano Beach, FL, Rev
1,490,000	1.45%, 01/01/2027	1,363,345
3,600,000	2.00%, 01/01/2029	3,182,216
	City of Port St Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,081,758
3,000,000	4.00%, 07/01/2029	3,068,861
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(4)	609,246
1,000,000	0.00%, 09/01/2038(4)	543,654
1,250,000	County of Broward Airport System, FL, Rev 5.00%, 10/01/2024	1,259,843
	County of Miami-Dade Aviation, FL, Rev
1,000,000	5.00%, 10/01/2024	1,001,373
530,000	5.00%, 10/01/2027	532,013
2,000,000	5.00%, 10/01/2033	2,006,612
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,398,371
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(4)	961,728
1,000,000	0.00%, 10/01/2032(4)	692,898
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,880,068
	Florida Dev Finance Corp., FL, Rev
500,000	5.00%, 04/01/2024	501,411
200,000	5.00%, 04/01/2025	203,173
4,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2032	4,353,033
55,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(5)	51,304
1,000,000	Manatee County School Dist, FL, Rev, (AGM Insured) 5.00%, 10/01/2030	1,057,041
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,996
	Orange County Convention Center, FL, Rev
1,000,000	5.00%, 10/01/2024	1,009,713
1,520,000	5.00%, 10/01/2025	1,561,177
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2038	1,118,550

151

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Florida - 3.7% - (continued)
$ 8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	$ 7,051,149
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,705,060
4,850,000	5.00%, 01/01/2055	4,314,049
1,150,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	1,199,529
1,000,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	719,010
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	746,131
8,100,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,351,059
1,000,000	Village Community Dev Dist No. 15, FL, Special Assessment 5.25%, 05/01/2054(2)	1,014,355
	Volusia County Educational Facs Auth, FL, Rev
60,000	4.00%, 10/15/2035	61,713
55,000	4.00%, 10/15/2036	56,187
750,000	4.00%, 10/15/2037	761,789
750,000	4.00%, 10/15/2038	758,197
		67,856,450
	Georgia - 4.1%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,237,883
6,800,000	City of Atlanta Department of Aviation, GA, Rev 5.00%, 07/01/2028	7,294,683
4,995,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	4,807,290
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,303,682
1,455,000	3.88%, 10/01/2048(1)	1,458,142
	Main Street Natural Gas, Inc., GA, Rev
1,100,000	4.00%, 12/01/2024	1,097,899
1,250,000	4.00%, 12/01/2025	1,247,761
2,150,000	4.00%, 08/01/2049(1)	2,153,480
5,915,000	4.00%, 05/01/2052(1)	5,928,944
4,165,000	5.00%, 05/15/2032	4,431,199
7,455,000	5.00%, 07/01/2053(1)	7,904,174
2,210,000	5.00%, 09/01/2053(1)	2,350,617
6,135,000	5.00%, 12/01/2053(1)	6,561,449
5,240,000	5.00%, 05/01/2054(1)	5,607,382
1,000,000	5.50%, 09/15/2025	1,019,972
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	1,026,294
4,595,000	5.00%, 01/01/2028	4,770,578
1,825,000	(BAM-TCRS Insured) 5.00%, 01/01/2028	1,909,858
740,000	5.00%, 01/01/2031	835,330
1,100,000	5.00%, 01/01/2032	1,235,930
515,000	5.00%, 01/01/2033	578,542
3,130,000	5.00%, 07/01/2052	3,244,060
1,700,000	5.00%, 01/01/2056	1,727,741
		74,732,890
	Hawaii - 0.1%
1,260,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	1,388,058
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Idaho - 0.6%
$ 4,930,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	$ 4,726,080
5,985,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	6,527,565
		11,253,645
	Illinois - 14.2%
	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO
530,000	0.00%, 01/01/2025(4)	512,462
765,000	0.00%, 01/01/2027(4)	689,699
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,016,705
1,000,000	5.25%, 04/01/2035	1,130,274
2,120,000	5.25%, 04/01/2036	2,376,168
715,000	6.00%, 04/01/2046	746,605
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(4)	2,328,507
3,495,000	4.00%, 12/01/2047	3,042,311
1,000,000	(AGM Insured) 5.00%, 12/01/2024	1,010,153
8,250,000	5.00%, 12/01/2031	8,736,221
2,440,000	5.00%, 12/01/2032	2,576,187
3,000,000	5.00%, 12/01/2033	3,246,188
3,500,000	5.00%, 12/01/2034	3,566,640
1,510,000	5.00%, 12/01/2042	1,508,069
3,760,000	5.00%, 12/01/2046	3,766,133
3,625,000	5.25%, 12/01/2036	3,912,214
1,250,000	5.50%, 12/01/2037	1,365,826
3,125,000	5.50%, 12/01/2038	3,391,218
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.00%, 01/01/2035	3,545,658
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,364,663
2,635,000	(BAM Insured) 5.00%, 01/01/2035	3,002,196
2,000,000	(BAM Insured) 5.00%, 01/01/2036	2,262,431
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	422,944
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	946,136
1,250,000	4.00%, 12/01/2055	1,163,456
8,250,000	5.00%, 12/01/2046	8,450,703
1,000,000	5.00%, 12/01/2052	1,033,043
1,000,000	5.00%, 12/01/2055	1,036,416
	City of Chicago Wastewater Transmission, IL, Rev
1,000,000	5.00%, 01/01/2028	1,013,607
2,500,000	5.00%, 01/01/2029	2,539,206
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,046,154
1,020,000	5.00%, 11/01/2028	1,031,653
1,500,000	(AGM Insured) 5.00%, 11/01/2035	1,731,811
1,150,000	(AGM Insured) 5.00%, 11/01/2036	1,317,474
325,000	City of Chicago, IL, GO, (NATL Insured) 0.00%, 01/01/2026(4)	305,066
3,465,000	Cook County Community Consolidated School Dist No. 15 Palatine, IL, GO 5.00%, 12/01/2024	3,517,262
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
1,775,000	(BAM Insured) 5.00%, 12/01/2026	1,800,717
310,000	(BAM Insured) 5.00%, 12/01/2027	314,466

152

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Illinois - 14.2% - (continued)
$ 1,000,000	(BAM Insured) 5.00%, 12/01/2034	$ 1,013,747
	County of Cook Sales Tax, IL, Rev
1,000,000	5.00%, 11/15/2030	1,124,762
1,690,000	5.00%, 11/15/2031	1,898,105
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,146,509
2,970,000	4.00%, 11/15/2026	3,061,090
1,000,000	5.00%, 11/15/2026	1,055,340
4,300,000	5.00%, 11/15/2027	4,523,470
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	735,128
1,000,000	5.00%, 11/15/2028	1,027,452
2,650,000	5.00%, 11/15/2031	2,696,766
2,500,000	5.00%, 11/15/2033	2,542,040
2,135,000	5.00%, 11/15/2034	2,171,250
1,045,000	5.00%, 08/15/2035	1,167,578
3,035,000	5.00%, 05/15/2050(1)	3,041,885
	Illinois Housing Dev Auth, IL, Rev,
4,790,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 08/01/2048	4,776,347
4,580,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.50%, 10/01/2053	4,921,261
1,745,000	(GNMA/FNMA/FHLMC Insured) 5.75%, 10/01/2053	1,869,492
	Illinois State Toll Highway Auth, IL, Rev
1,000,000	5.00%, 01/01/2027	1,002,938
1,040,000	5.00%, 01/01/2037	1,245,527
1,055,000	5.00%, 01/01/2038	1,232,709
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,898,456
2,000,000	5.00%, 01/01/2029	2,133,716
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
1,150,000	(AGM Insured) 5.00%, 02/01/2025	1,169,909
4,000,000	(AGM Insured) 5.00%, 02/01/2026	4,146,108
1,665,000	5.00%, 02/01/2034	1,706,594
	Metropolitan Pier & Exposition Auth, IL, Rev,
4,000,000	(NATL Insured) 0.00%, 12/15/2024(4)	3,870,752
2,000,000	(AGM Insured) 0.00%, 06/15/2027(4)	1,783,913
3,895,000	0.00%, 12/15/2042(4)(6)	2,890,775
2,980,000	4.00%, 12/15/2042	2,906,856
1,000,000	5.00%, 12/15/2035	1,027,318
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	965,457
1,635,000	5.00%, 12/01/2025	1,692,757
	Railsplitter Tobacco Settlement Auth, IL, Rev
1,000,000	5.00%, 06/01/2026	1,048,298
1,940,000	5.00%, 06/01/2027	2,033,698
	Regional Transportation Auth, IL, Rev
600,000	5.00%, 06/01/2035	624,688
3,085,000	(NATL Insured) 6.00%, 07/01/2024	3,119,657
	Sales Tax Securitization Corp., IL, Rev
1,000,000	5.00%, 01/01/2025	1,015,458
7,900,000	5.00%, 01/01/2026	8,178,891
2,560,000	5.00%, 01/01/2029	2,820,234
5,545,000	5.00%, 01/01/2030	6,190,272
2,775,000	5.00%, 01/01/2033	3,253,685
1,650,000	5.00%, 01/01/2036	1,807,181
1,520,000	5.00%, 01/01/2037	1,655,357
	State of Illinois Sales Tax, IL, Rev
1,185,000	5.00%, 06/15/2024	1,186,337
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Illinois - 14.2% - (continued)
$ 9,330,000	5.00%, 06/15/2035	$ 10,980,685
	State of Illinois, IL, GO
3,500,000	5.00%, 11/01/2024	3,540,603
4,785,000	5.00%, 11/01/2025	4,927,922
1,985,000	5.00%, 02/01/2026	1,987,565
2,000,000	5.00%, 10/01/2026	2,094,071
6,540,000	5.00%, 11/01/2026	6,858,909
1,250,000	5.00%, 02/01/2027	1,315,057
5,000,000	5.00%, 10/01/2027	5,322,180
2,715,000	5.00%, 11/01/2028	2,896,815
1,215,000	5.00%, 03/01/2029	1,323,873
950,000	5.00%, 05/01/2033	952,531
5,240,000	5.00%, 12/01/2034	5,536,261
11,405,000	5.00%, 12/01/2042	12,459,652
3,460,000	5.00%, 03/01/2046	3,662,197
3,780,000	5.50%, 03/01/2042	4,244,302
		257,249,028
	Indiana - 1.1%
1,906,173	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	1,697,570
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	13,095,820
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 12/01/2029	1,014,580
1,015,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	994,114
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	942,577
180,000	5.00%, 01/01/2034	194,851
	Indianapolis Local Public Improvement Bond Bank, IN, Rev
1,000,000	5.00%, 01/01/2029	1,002,098
1,000,000	5.00%, 01/01/2031	1,029,543
		19,971,153
	Iowa - 0.3%
650,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2024	658,573
5,265,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	5,312,889
		5,971,462
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,009,365
1,390,000	5.00%, 09/01/2028	1,427,798
		2,437,163
	Kentucky - 1.0%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,190,593
	Kentucky Bond Dev Corp., KY, Rev
1,000,000	5.00%, 09/01/2032	1,098,164
1,100,000	5.00%, 09/01/2033	1,205,020
1,200,000	5.00%, 09/01/2034	1,314,916
1,025,000	5.00%, 09/01/2035	1,118,078
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM Insured) 5.00%, 12/01/2047	1,380,431
	Kentucky Public Energy Auth, KY, Rev
4,000,000	4.00%, 01/01/2049(1)	4,004,339
3,750,000	5.25%, 04/01/2054(1)	4,073,057
		18,384,598

153

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Louisiana - 1.1%
$ 2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM Insured) 5.00%, 12/01/2027	$ 2,059,850
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,747,617
900,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	905,286
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	970,042
1,155,000	6.00%, 11/15/2030	1,157,970
1,750,000	6.00%, 11/15/2035	1,732,355
	New Orleans Aviation Board, LA, Rev
750,000	5.00%, 01/01/2026	768,742
500,000	5.00%, 01/01/2027	521,749
1,250,000	5.00%, 01/01/2034	1,261,588
3,740,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	3,560,868
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM Insured) 5.00%, 01/01/2026	1,884,221
2,950,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(3)	2,887,697
		19,457,985
	Maine - 0.1%
675,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2024	680,001
1,185,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	1,182,634
		1,862,635
	Maryland - 0.0%
480,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(2)	475,685
	Massachusetts - 1.9%
1,000,000	Massachusetts Clean Water Trust, MA, Rev 5.00%, 02/01/2024	1,000,000
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2024(2)	998,982
1,000,000	4.00%, 10/01/2025(2)	996,772
635,000	4.00%, 10/01/2026(2)	631,012
165,000	4.00%, 07/15/2036	167,907
1,000,000	5.00%, 07/01/2025	1,023,324
1,720,000	5.00%, 07/01/2028	1,790,587
1,850,000	5.00%, 07/01/2029	1,919,306
3,350,000	5.00%, 07/01/2030	3,478,573
955,000	5.00%, 07/01/2031	985,049
1,335,000	5.00%, 07/01/2034	1,543,407
2,760,000	5.00%, 07/01/2035	2,847,218
1,500,000	5.00%, 07/15/2040	1,846,326
3,760,000	5.15%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	3,742,879
1,000,000	5.25%, 07/01/2048	1,093,752
1,175,000	5.25%, 07/01/2052	1,275,317
	Massachusetts Educational Financing Auth, MA, Rev
500,000	5.00%, 01/01/2025	507,322
1,030,000	5.00%, 07/01/2026	1,062,546
1,050,000	5.00%, 07/01/2027	1,093,036
1,125,000	5.00%, 07/01/2030	1,213,575
1,250,000	5.00%, 07/01/2031	1,361,905
	Massachusetts Housing Finance Agency, MA, Rev
400,000	3.25%, 06/01/2024	399,259
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Massachusetts - 1.9% - (continued)
$ 2,945,000	5.50%, 12/01/2052	$ 3,113,807
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	212,111
		34,303,972
	Michigan - 2.0%
5,375,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.00%, 07/01/2031	5,627,880
	Michigan Finance Auth, MI, Rev
1,000,000	4.00%, 12/01/2047	971,767
1,000,000	5.00%, 07/01/2027	1,020,439
1,000,000	5.00%, 07/01/2028	1,020,301
1,000,000	(NATL Insured) 5.00%, 07/01/2029	1,005,965
2,700,000	5.00%, 10/01/2030	2,714,323
2,555,000	5.00%, 06/01/2033	2,570,272
1,000,000	5.00%, 06/01/2034	1,005,977
915,000	5.00%, 11/01/2034	995,286
1,000,000	5.00%, 11/01/2035	1,082,276
1,000,000	5.00%, 11/01/2036	1,081,118
1,000,000	(BAM Insured) 5.00%, 11/01/2038	1,063,888
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,562,144
345,000	4.00%, 11/15/2032	357,626
2,830,000	5.00%, 11/15/2047	2,967,311
	Michigan State Housing Dev Auth, MI, Rev
1,550,000	4.25%, 12/01/2049	1,554,405
5,105,000	5.75%, 06/01/2054	5,481,696
2,620,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053(1)	2,595,379
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	74,961
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,506,088
		37,259,102
	Minnesota - 0.5%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 4.00%, 02/01/2027	1,198,183
1,911,852	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,602,982
	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,110,827
1,000,000	5.00%, 01/01/2036	1,105,113
1,000,000	5.00%, 01/01/2037	1,096,436
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2047	1,116,775
1,750,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	1,747,137
	Minnesota Housing Finance Agency, MN, Rev,
280,000	(GNMA/FNMA/FHLMC Insured) 1.45%, 07/01/2024	275,772
340,000	(GNMA/FNMA/FHLMC Insured) 1.55%, 07/01/2025	325,118
		9,578,343
	Mississippi - 0.3%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,027,826
2,450,000	5.00%, 10/15/2029	2,508,677
2,600,000	5.00%, 10/15/2037	2,714,735
		6,251,238
	Missouri - 0.2%
	City of St Louis Airport, MO, Rev
540,000	5.00%, 07/01/2030	583,124

154

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Missouri - 0.2% - (continued)
$ 1,000,000	(AGM Insured) 5.00%, 07/01/2047	$ 1,041,387
1,255,000	St Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,259,766
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(5)	90,000
		2,974,277
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
235,000	3.50%, 12/01/2042	232,585
1,020,000	4.00%, 12/01/2043	1,016,665
2,500,000	Montana Facs Finance Auth, MT, Rev 5.00%, 02/15/2028	2,598,935
		3,848,185
	Nebraska - 1.1%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,003,823
210,000	5.00%, 09/01/2025	213,290
3,325,000	5.00%, 09/01/2028	3,475,786
1,530,000	5.00%, 09/01/2033	1,657,265
3,890,000	5.00%, 09/01/2042	4,246,759
5,115,000	5.00%, 05/01/2054(1)	5,404,948
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,136,831
		20,138,702
	Nevada - 0.7%
	City of Las Vegas Special Improvement Dist Nos 808 & 810, NV, Special Assessment
250,000	5.00%, 06/01/2027	250,780
270,000	5.00%, 06/01/2028	270,821
475,000	5.00%, 06/01/2029	476,232
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	437,332
680,000	4.63%, 06/01/2043	665,002
920,000	4.63%, 06/01/2049	877,763
	City of Reno, NV, Rev
250,000	5.00%, 06/01/2024	250,832
250,000	5.00%, 06/01/2026	257,791
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	862,814
1,000,000	5.00%, 06/15/2028	1,075,611
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,987,643
400,000	5.00%, 07/01/2031	402,766
365,000	5.00%, 07/01/2032	367,508
300,000	5.00%, 07/01/2033	302,049
475,000	5.00%, 07/01/2034	478,108
2,995,000	5.00%, 07/01/2037	3,390,828
750,000	5.00%, 07/01/2043	791,504
		13,145,384
	New Hampshire - 0.1%
1,320,000	New Hampshire Business Finance Auth, NH, Rev 4.00%, 01/01/2041	1,093,527
	New Jersey - 1.3%
	New Jersey Economic Dev Auth, NJ, Rev
1,295,000	5.00%, 03/01/2028	1,406,830
1,000,000	5.00%, 11/01/2032	1,172,205
1,500,000	5.00%, 11/01/2033	1,753,019
1,285,000	5.00%, 11/01/2034	1,490,555
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	New Jersey - 1.3% - (continued)
$ 830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 4.00%, 07/01/2050	$ 788,087
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,454,337
1,000,000	5.00%, 12/01/2026	1,034,858
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM Insured) 0.00%, 12/15/2032(4)	3,727,325
1,610,000	5.00%, 12/15/2024	1,636,256
1,000,000	5.00%, 06/15/2034	1,168,315
1,000,000	5.00%, 06/15/2035	1,161,881
1,445,000	5.00%, 06/15/2038	1,650,769
2,725,000	New Jersey Turnpike Auth, NJ, Rev, (AGM Insured) 5.25%, 01/01/2026(6)	2,841,749
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	3,088,300
		24,374,486
	New Mexico - 0.3%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,090,511
	New Mexico Mortgage Finance Auth, NM, Rev,
1,725,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	1,735,563
3,090,000	(GNMA/FNMA/FHLMC Insured) 6.50%, 09/01/2054	3,439,154
		6,265,228
	New York - 10.1%
785,000	City of New York, NY, GO 4.00%, 03/01/2038	816,320
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,154,192
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	326,439
1,000,000	5.00%, 11/15/2030	1,122,368
1,025,000	5.00%, 11/15/2032	1,148,711
4,000,000	5.00%, 11/15/2034(1)	4,006,822
845,000	5.00%, 11/15/2036	883,631
9,005,000	5.00%, 11/15/2045(1)	9,701,665
1,025,000	5.00%, 11/15/2048	1,075,777
4,730,000	5.00%, 11/15/2052	4,890,904
1,335,000	New York City Housing Dev Corp., NY, Rev 4.50%, 02/15/2048	1,320,076
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM Insured) 3.00%, 01/01/2039	2,411,566
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (State Aid Withholding Insured) 5.00%, 07/15/2026	1,042,515
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
3,000,000	4.00%, 11/01/2036	3,134,734
1,525,000	4.00%, 11/01/2037	1,569,421
3,460,000	4.00%, 05/01/2038	3,561,782
2,995,000	5.00%, 05/01/2036	3,291,787
	New York City Transitional Finance Auth, NY, Rev
5,000,000	5.00%, 05/01/2035	6,024,821
4,000,000	5.00%, 05/01/2036	4,777,260
2,800,000	5.00%, 05/01/2037	3,309,575
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,101,833
2,145,000	1.20%, 11/15/2028	1,886,910
2,035,000	2.75%, 02/15/2044	1,555,065
14,775,000	5.00%, 11/15/2044(2)	14,788,553

155

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	New York - 10.1% - (continued)
$ 2,300,000	5.15%, 11/15/2034(2)	$ 2,304,031
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	23,895,453
1,000,000	5.00%, 03/15/2030	1,002,115
2,500,000	5.00%, 03/15/2033	2,618,552
4,000,000	5.00%, 03/15/2036	4,307,483
4,000,000	5.00%, 03/15/2043	4,156,070
	New York State Thruway Auth, NY, Rev
1,000,000	4.00%, 01/01/2037	1,008,833
905,000	5.00%, 01/01/2038	1,054,202
5,000,000	New York State Urban Dev Corp., NY, Rev 4.00%, 03/15/2038	5,129,080
	New York Transportation Dev Corp., NY, Rev
265,000	5.00%, 12/01/2025	270,936
3,700,000	5.00%, 12/01/2030	4,028,081
3,870,000	5.00%, 12/01/2033	4,260,540
1,000,000	5.00%, 12/01/2036	1,083,116
3,335,000	6.00%, 04/01/2035	3,742,028
	Port Auth of New York & New Jersey, NY, Rev
2,750,000	5.00%, 10/15/2025	2,781,643
1,000,000	5.00%, 10/15/2028	1,022,686
1,000,000	5.00%, 01/15/2036	1,124,017
1,500,000	5.00%, 12/01/2036	1,687,224
1,125,000	5.00%, 01/15/2037	1,251,539
1,460,000	5.00%, 12/01/2037	1,624,636
1,000,000	5.00%, 01/15/2038	1,103,920
4,500,000	5.00%, 11/01/2038	4,783,872
1,000,000	5.00%, 12/01/2038	1,105,848
1,455,000	5.00%, 08/01/2039	1,590,875
1,880,000	5.25%, 08/01/2040	2,101,575
	State of New York Mortgage Agency, NY, Rev
1,000,000	3.15%, 04/01/2024	999,164
1,330,000	3.25%, 10/01/2024	1,326,154
	Syracuse Industrial Dev Agency, NY, Rev
320,000	5.00%, 01/01/2029	240,568
2,635,000	5.00%, 01/01/2031	1,980,304
2,340,000	Town of Oyster Bay, NY, GO, (BAM Insured) 5.00%, 08/15/2024	2,363,648
	Triborough Bridge & Tunnel Auth, NY, Rev
1,325,000	0.00%, 11/15/2031(4)	998,590
3,750,000	5.00%, 11/15/2041	4,256,094
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,061,954
	Westchester County Local Dev Corp., NY, Rev
3,420,000	2.88%, 07/01/2026(2)	3,375,400
3,950,000	3.20%, 07/01/2028(2)	3,858,810
750,000	5.00%, 07/01/2038	832,568
1,000,000	(AGM Insured) 5.75%, 11/01/2049	1,137,014
		184,371,350
	North Carolina - 0.7%
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(GNMA/FNMA/FHLMC Insured) 3.60%, 01/01/2046	622,209
1,135,000	4.00%, 07/01/2047	1,131,251
1,340,000	(GNMA/FNMA/FHLMC Insured) 6.25%, 01/01/2055	1,469,543
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	240,092
565,000	5.00%, 01/01/2027	562,557
795,000	5.00%, 01/01/2028	789,121
275,000	5.00%, 01/01/2029	272,512
1,050,000	5.00%, 01/01/2039	970,804
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	North Carolina - 0.7% - (continued)
$ 3,670,000	5.00%, 01/01/2044	$ 3,588,364
	Raleigh Durham Airport Auth, NC, Rev
1,500,000	5.00%, 05/01/2027	1,581,139
1,000,000	5.00%, 05/01/2030	1,048,068
		12,275,660
	Ohio - 3.0%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	1,023,470
500,000	5.00%, 02/15/2025	509,793
300,000	5.00%, 02/15/2026	311,561
	Buckeye Tobacco Settlement Financing Auth, OH, Rev
30,645,000	0.00%, 06/01/2057(4)	3,133,087
8,085,000	5.00%, 06/01/2055	7,633,226
380,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2030	426,681
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	465,856
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	6,583,370
5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	5,640,402
	Ohio Higher Educational Facs Commission, OH, Rev
3,200,000	5.00%, 07/01/2036	3,702,710
2,800,000	5.00%, 07/01/2037	3,212,744
	Ohio Housing Finance Agency, OH, Rev
1,430,000	3.00%, 03/01/2052	1,382,166
2,585,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 09/01/2052	2,516,166
3,370,000	4.50%, 03/01/2050	3,393,575
7,500,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	5,712,825
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,878,458
	Summit County Dev Finance Auth, OH, Rev
115,000	5.50%, 12/01/2043	121,704
3,110,000	5.75%, 12/01/2053	3,284,222
3,000,000	6.00%, 12/01/2058	3,199,298
		54,131,314
	Oklahoma - 0.4%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	3,031,066
1,030,000	5.00%, 09/01/2033	1,172,036
	Oklahoma Dev Finance Auth, OK, Rev
935,000	5.25%, 08/15/2048	927,050
500,000	5.50%, 08/15/2052	504,075
935,000	5.50%, 08/15/2057	941,069
		6,575,296
	Oregon - 2.4%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(1)(6)	1,785,536
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(School Board Guaranty Insured) 0.00%, 06/15/2036(4)	1,496,437
405,000	(School Board Guaranty Insured) 0.00%, 06/15/2037(4)	228,939
500,000	(School Board Guaranty Insured) 0.00%, 06/15/2039(4)	252,359

156

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Oregon - 2.4% - (continued)
$ 8,200,000	Clackamas County School Dist No. 12 North Clackamas, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2040(4)	$ 3,971,267
10,420,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(4)	2,860,418
625,000	Jackson County School Dist No. 4, OR, GO, (School Bond Guaranty Insured) 0.00%, 06/15/2034(4)	417,119
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(4)	625,455
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(4)	445,535
2,500,000	Oregon Health & Science University, OR, Rev 4.00%, 07/01/2046	2,482,269
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	3,064,814
4,000,000	4.00%, 07/01/2036	4,049,152
1,000,000	5.00%, 07/01/2031	1,000,596
750,000	5.00%, 07/01/2032	750,459
3,650,000	5.00%, 07/01/2035	4,139,499
2,200,000	5.00%, 07/01/2036	2,476,303
2,000,000	5.00%, 07/01/2037	2,230,742
1,790,000	5.00%, 07/01/2038	1,981,039
2,800,000	5.00%, 07/01/2044	2,905,271
	Salem Hospital Facs Auth, OR, Rev
910,000	5.00%, 05/15/2038	901,687
720,000	5.00%, 05/15/2048	668,373
2,745,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,750,159
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(School Board Guaranty Insured) 0.00%, 06/15/2036(4)	936,788
1,600,000	(School Board Guaranty Insured) 0.00%, 06/15/2037(4)	943,164
1,790,000	(School Board Guaranty Insured) 0.00%, 06/15/2038(4)	995,337
		44,358,717
	Pennsylvania - 4.3%
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM Insured) 5.00%, 01/01/2035	2,245,701
1,000,000	(AGM Insured) 5.25%, 01/01/2036	1,151,228
225,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	228,839
	City of Philadelphia Water & Wastewater, PA, Rev
930,000	5.00%, 11/01/2029	1,002,767
1,690,000	(AGM Insured) 5.00%, 09/01/2036	1,992,769
2,680,000	(AGM Insured) 5.00%, 09/01/2037	3,123,775
1,135,000	(AGM Insured) 5.00%, 09/01/2038	1,312,571
12,000,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	13,192,188
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,349,952
125,000	5.00%, 06/01/2028	134,167
1,070,000	5.00%, 06/01/2029	1,151,051
145,000	5.00%, 06/01/2031	156,069
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Pennsylvania - 4.3% - (continued)
$ 2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	$ 2,378,855
2,410,000	Harrisburg School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 11/15/2026	2,555,988
2,000,000	Hempfield Area School Dist, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 03/15/2048	2,158,075
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM Insured) 4.00%, 07/01/2039	1,014,115
2,290,000	(AGM Insured) 5.00%, 07/01/2036	2,526,854
2,415,000	(AGM Insured) 5.00%, 07/01/2037	2,646,403
	Lancaster County Hospital Auth, PA, Rev
635,000	5.00%, 07/01/2024	634,634
515,000	5.00%, 07/01/2025	514,144
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	930,529
1,750,000	4.00%, 07/01/2056	1,264,091
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,803,455
2,455,000	5.00%, 12/01/2046	2,444,897
	Pennsylvania Higher Educational Facs Auth, PA, Rev
1,500,000	5.00%, 05/01/2025	1,528,503
920,000	5.00%, 05/01/2032	957,907
2,805,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,972,433
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	521,674
755,000	5.00%, 12/01/2042	791,881
1,885,000	5.25%, 12/01/2052	2,081,792
	Pittsburgh Water & Sewer Auth, PA, Rev,
195,000	(AGM Insured) 5.00%, 09/01/2032	217,118
735,000	(AGM Insured) 5.00%, 09/01/2034	817,841
	School Dist of Philadelphia, PA, GO,
1,200,000	(State Aid Withholding Insured) 5.00%, 09/01/2024	1,210,531
2,415,000	(State Aid Withholding Insured) 5.00%, 09/01/2025	2,478,951
1,000,000	(State Aid Withholding Insured) 5.00%, 09/01/2026	1,043,566
1,000,000	(State Aid Withholding Insured) 5.00%, 09/01/2027	1,059,401
1,100,000	(State Aid Withholding Insured) 5.00%, 09/01/2031	1,203,882
1,060,000	(State Aid Withholding Insured) 5.00%, 09/01/2032	1,163,801
1,245,000	(State Aid Withholding Insured) 5.25%, 09/01/2036	1,443,025
2,255,000	(State Aid Withholding Insured) 5.25%, 09/01/2037	2,591,948
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM State Aid Withholding Insured) 5.00%, 04/01/2028	2,622,373
105,000	(AGM State Aid Withholding Insured) 5.00%, 04/01/2029	114,633
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	1,555,019
		77,289,396

157

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Puerto Rico - 2.2%
$ 19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	$ 20,205,674
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(4)	5,144,862
10,000,000	4.33%, 07/01/2040	9,937,527
4,750,000	5.00%, 07/01/2058	4,753,509
		40,041,572
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AGM ST APPROP Insured) 5.00%, 05/15/2027	2,758,144
2,020,000	(AGM Municipal Government Insured) 5.00%, 05/15/2028	2,145,345
2,000,000	(State Appropriation Insured) 5.00%, 05/15/2036	2,311,155
1,200,000	(State Appropriation Insured) 5.00%, 05/15/2038	1,354,880
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	235,483
1,000,000	5.00%, 12/01/2028	1,069,134
		9,874,141
	South Carolina - 1.9%
4,195,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(4)	1,108,947
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,912,515
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,610,919
1,375,000	5.00%, 05/01/2048	1,403,323
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,429,263
1,240,000	5.00%, 07/01/2029	1,346,836
1,100,000	5.00%, 07/01/2030	1,187,845
3,190,000	5.00%, 07/01/2031	3,435,078
1,900,000	5.00%, 07/01/2032	2,012,507
1,000,000	5.00%, 07/01/2033	1,058,898
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,551,942
1,000,000	5.00%, 12/01/2026	1,048,025
1,460,000	5.00%, 12/01/2031	1,637,546
1,400,000	5.00%, 12/01/2032	1,569,936
5,020,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	5,460,770
		34,774,350
	South Dakota - 0.7%
	South Dakota Housing Dev Auth, SD, Rev
3,790,000	3.00%, 11/01/2052	3,657,422
545,000	3.50%, 11/01/2046	541,050
280,000	4.00%, 11/01/2047	279,055
1,425,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	1,526,381
6,000,000	(GNMA/FNMA/FHLMC Insured) 6.00%, 11/01/2054	6,497,691
		12,501,599
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Tennessee - 1.0%
$ 890,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2044	$ 920,458
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM Insured) 5.50%, 07/01/2054	1,099,666
1,000,000	(BAM Insured) 5.50%, 07/01/2059	1,093,159
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
2,940,000	5.00%, 07/01/2031	3,286,150
3,330,000	5.00%, 07/01/2033	3,841,328
1,500,000	5.25%, 05/01/2048	1,637,534
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,135,299
1,000,000	5.50%, 07/01/2039	1,127,654
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	585,373
	Tennessee Housing Dev Agency, TN, Rev
445,000	3.50%, 07/01/2045	440,717
1,270,000	3.50%, 01/01/2047	1,257,314
1,690,000	4.00%, 01/01/2049	1,684,536
		18,109,188
	Texas - 8.7%
	Arlington Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD Insured) 5.00%, 08/15/2027	1,008,844
2,505,000	(PSF-GTD Insured) 5.00%, 08/15/2038	2,819,479
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	744,792
1,000,000	5.00%, 01/01/2033	1,118,747
1,000,000	5.00%, 01/01/2036	1,104,346
1,000,000	5.00%, 01/01/2046	1,063,743
1,500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2037	1,508,475
1,000,000	City of Arlington, TX, Special Tax, (AGM Insured) 5.00%, 02/15/2034	1,014,126
	City of Austin Airport System, TX, Rev
595,000	5.00%, 11/15/2026	622,075
1,125,000	5.00%, 11/15/2028	1,163,137
560,000	5.00%, 11/15/2030	578,974
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,053,879
1,075,000	4.00%, 08/15/2033	1,092,380
1,250,000	4.00%, 08/15/2034	1,268,268
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM-CR AMBAC Insured) 0.00%, 09/01/2025(4)	1,005,376
1,285,000	(AGM-CR AMBAC Insured) 0.00%, 09/01/2030(4)	1,033,680
330,000	(AMBAC Insured) 0.00%, 09/01/2033(4)	234,269
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,545,627
1,965,000	5.00%, 02/01/2024	1,965,000
1,355,000	5.00%, 02/01/2038	1,518,303
	Clear Creek Independent School Dist, TX, GO,
2,550,000	(PSF-GTD Insured) 0.28%, 02/15/2038(1)	2,505,146
3,530,000	(PSF-GTD Insured) 3.60%, 02/15/2035(1)	3,552,899
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD Insured) 4.00%, 08/15/2029	1,032,239
1,050,000	(PSF-GTD Insured) 4.00%, 08/15/2030	1,072,947

158

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Texas - 8.7% - (continued)
$ 500,000	(PSF-GTD Insured) 4.00%, 08/15/2031	$ 510,694
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD Insured) 5.00%, 02/15/2036	2,534,415
1,120,000	(PSF-GTD Insured) 5.00%, 02/15/2037	1,308,267
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,036,774
	Dallas Fort Worth International Airport, TX, Rev
1,000,000	5.00%, 11/01/2024	1,013,975
10,000,000	5.00%, 11/01/2031	11,127,844
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,623,261
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	1,543,086
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,198,914
	Harris County-Houston Sports Auth, TX, Rev
2,640,000	5.00%, 11/15/2030	2,666,572
500,000	5.00%, 11/15/2032	504,230
2,950,000	5.00%, 11/15/2034	2,970,467
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	546,659
1,000,000	5.00%, 12/01/2035	1,082,680
1,000,000	5.00%, 12/01/2036	1,074,259
	Kerrville Health Facs Dev Corp., TX, Rev
1,300,000	5.00%, 08/15/2024	1,309,129
1,500,000	5.00%, 08/15/2035	1,523,119
1,580,000	La Joya Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2025	1,580,989
	New Hope Cultural Education Facs Finance Corp., TX, Rev
3,375,000	5.00%, 11/01/2031	3,122,042
1,000,000	5.00%, 11/01/2046	792,049
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	10,243,691
1,200,000	5.00%, 01/01/2035	1,241,352
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD Insured) 5.00%, 02/15/2037	1,164,144
1,000,000	(PSF-GTD Insured) 5.00%, 02/15/2038	1,153,840
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD Insured) 5.00%, 02/15/2041	4,532,231
3,510,000	(PSF-GTD Insured) 5.00%, 02/15/2042	3,963,483
4,490,000	(PSF-GTD Insured) 5.00%, 02/15/2043	5,035,361
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2034	1,257,044
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2026	1,019,284
	State of Texas, TX, GO
20,000,000	3.50%, 12/01/2050(1)	20,000,000
1,500,000	4.00%, 08/01/2029	1,518,582
1,085,000	4.00%, 08/01/2030	1,098,321
2,575,000	Tarrant County Cultural Education Facs Finance Corp., TX, Rev 5.00%, 10/01/2034	2,575,638
1,560,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,624,436
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,884,433
3,230,000	5.00%, 12/15/2032	3,456,714
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Texas - 8.7% - (continued)
$ 1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(4)	$ 918,292
1,080,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,038,446
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD Insured) 3.88%, 02/15/2036	3,228,965
3,000,000	Waco Educational Finance Corp., TX, Rev 4.00%, 03/01/2051	2,853,584
3,000,000	Wylie Independent School Dist/Taylor County, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2054	2,976,668
		157,480,685
	Utah - 0.4%
490,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	498,032
	Utah Housing Corp., UT, Rev,
755,000	(FHA Insured) 4.00%, 01/01/2045	752,822
5,000,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 07/01/2053	5,413,340
		6,664,194
	Vermont - 0.1%
	Vermont Housing Finance Agency, VT, Rev
435,000	4.00%, 11/01/2046	431,611
580,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 05/01/2048	576,751
		1,008,362
	Virginia - 2.5%
	Arlington County Industrial Dev Auth, VA, Rev
880,000	5.00%, 07/01/2030	982,345
5,295,000	5.00%, 07/01/2053(1)	5,865,194
7,545,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(1)	7,457,207
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,926,984
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,183,557
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,929,353
2,500,000	7.00%, 09/01/2053	2,709,193
1,870,000	7.00%, 09/01/2059	2,014,527
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	3,009,808
1,250,000	4.00%, 07/01/2035	1,250,933
1,000,000	4.00%, 01/01/2036	999,101
1,100,000	4.00%, 01/01/2037	1,085,884
1,470,000	5.00%, 01/01/2027	1,512,537
3,490,000	5.00%, 07/01/2034	3,843,672
5,000,000	5.00%, 01/01/2036	5,467,637
2,000,000	5.00%, 12/31/2042	2,099,785
1,000,000	5.00%, 12/31/2047	1,043,258
		45,380,975
	Washington - 0.4%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NATL Insured) 0.00%, 06/01/2028(4)	1,808,223
3,000,000	Port of Seattle, WA, Rev 5.00%, 05/01/2033	3,124,089

159

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 94.2% - (continued)
	Washington - 0.4% - (continued)
$ 2,000,000	Washington Health Care Facs Auth, WA, Rev 5.00%, 03/01/2029	$ 2,035,709
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(2)	954,888
		7,922,909
	West Virginia - 0.8%
	West Virginia Economic Dev Auth, WV, Rev
1,555,000	2.55%, 03/01/2040(1)	1,550,008
13,000,000	3.75%, 12/01/2042(1)	12,975,910
		14,525,918
	Wisconsin - 3.5%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,468,273
1,360,000	5.00%, 12/01/2037	1,505,057
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,460,061
1,530,000	(AGM Insured) 4.00%, 07/01/2050	1,464,184
2,165,000	4.00%, 10/01/2051	1,716,399
680,000	5.00%, 09/01/2025(2)	678,238
2,940,000	(AGM Insured) 5.00%, 07/01/2035	3,135,323
1,050,000	(AGM Insured) 5.00%, 07/01/2036	1,115,119
2,875,000	5.00%, 10/01/2043(2)	2,530,346
2,340,000	5.00%, 10/01/2044	2,438,747
2,000,000	5.00%, 10/01/2048(2)	1,698,596
5,845,000	5.00%, 02/01/2052	5,904,500
3,350,000	5.00%, 02/01/2062	3,355,160
5,560,000	5.75%, 07/01/2053(2)	5,896,560
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,106,670
1,595,000	4.00%, 04/01/2039	1,619,131
1,350,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2031(4)	1,026,924
	Wisconsin Health & Educational Facs Auth, WI, Rev
1,100,000	4.00%, 01/01/2047	699,741
1,200,000	4.00%, 08/15/2051	918,227
1,700,000	4.00%, 08/15/2055	1,271,135
1,670,000	4.00%, 01/01/2057	964,875
3,000,000	5.00%, 11/15/2027	3,037,052
1,700,000	5.00%, 12/01/2028	1,713,055
7,275,000	5.00%, 11/01/2039	6,344,923
1,000,000	5.00%, 11/01/2054	778,547
730,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev 4.00%, 09/01/2045	727,599
1,205,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(1)	1,167,229
		62,741,671
	Wyoming - 0.0%
425,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 12/01/2046	423,571
	Total Municipal Bonds (cost $1,734,938,063)	$ 1,711,862,948
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
$ 2,846,922	3.15%, 10/15/2036		$ 2,450,131
	Total U.S. Government Agencies (cost $2,897,814)		$ 2,450,131
	Total Long-Term Investments (cost $1,737,835,877)		$ 1,714,313,079
SHORT-TERM INVESTMENTS - 1.1%
	Repurchase Agreements - 1.1%
19,097,313	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $19,100,125; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $19,479,288		$ 19,097,313
	Total Short-Term Investments (cost $19,097,313)		$ 19,097,313
	Total Investments (cost $1,756,933,190)	95.4%	$ 1,733,410,392
	Other Assets and Liabilities	4.6%	84,472,884
	Total Net Assets	100.0%	$ 1,817,883,276
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $60,107,600, representing 3.3% of net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a zero-coupon bond.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

160

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 1,711,862,948	$ —	$ 1,711,862,948	$ —
U.S. Government Agencies	2,450,131	—	2,450,131	—
Short-Term Investments	19,097,313	—	19,097,313	—
Total	$ 1,733,410,392	$ —	$ 1,733,410,392	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
161

Hartford Municipal Short Duration Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3%
	Alabama - 7.3%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$ 104,400
400,000	5.25%, 12/01/2027	417,959
300,000	5.25%, 12/01/2028	319,513
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	413,120
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	522,248
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	518,533
250,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2024	251,870
350,000	State of Alabama Troy University, AL, Rev, (BAM Insured) 5.00%, 11/01/2024	354,423
		2,902,066
	California - 3.3%
130,000	Bay Area Toll Auth, CA, Rev 4.85%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(1)	126,892
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	402,133
95,000	5.00%, 12/01/2053(2)	100,344
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	202,935
40,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(3)	38,927
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	97,927
125,000	4.00%, 09/01/2026	125,680
120,000	4.00%, 09/01/2027	121,278
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	104,222
		1,320,338
	Colorado - 1.8%
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	214,467
70,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(1)	69,838
	Regional Transportation Dist, CO, Rev
325,000	5.00%, 01/15/2025	329,282
60,000	5.00%, 07/15/2025	61,273
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(2)	29,212
		704,072
	Connecticut - 1.2%
80,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 05/15/2047	79,765
	Connecticut State Health & Educational Facs Auth, CT, Rev
230,000	1.10%, 07/01/2049(2)	223,688
180,000	2.80%, 07/01/2048(2)	179,139
		482,592
	Florida - 3.4%
175,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2024	175,612
60,000	City of Pompano Beach, FL, Rev 1.45%, 01/01/2027	54,900
50,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2024	50,404
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	137,949
125,000	Florida Dev Finance Corp., FL, Rev 5.00%, 04/01/2025	126,983
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Florida - 3.4% - (continued)
$ 360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM-TCRS Insured) 5.00%, 07/01/2025	$ 362,871
145,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2024	143,932
	Village Community Dev Dist No. 13, FL, Special Assessment
75,000	1.80%, 05/01/2026	71,470
120,000	2.63%, 05/01/2024	119,593
100,000	Village Community Dev Dist No. 15, FL, Special Assessment 4.25%, 05/01/2028(3)	100,178
		1,343,892
	Georgia - 4.1%
	Main Street Natural Gas, Inc., GA, Rev
50,000	4.00%, 08/01/2049(2)	50,081
855,000	4.00%, 03/01/2050(2)	860,125
200,000	5.00%, 03/01/2026	204,198
300,000	5.50%, 09/15/2025	305,991
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	102,193
100,000	(AGM Insured) 5.00%, 07/01/2029	110,550
		1,633,138
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	105,657
	Illinois - 12.6%
40,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(4)	38,676
	Chicago Board of Education, IL, GO,
150,000	(NATL Insured) 0.00%, 12/01/2024(4)	145,323
110,000	(NATL Insured) 5.50%, 12/01/2026	113,832
500,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.00%, 01/01/2029	538,755
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	318,031
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	310,534
75,000	Illinois Finance Auth, IL, Rev 5.00%, 05/15/2050(2)	75,170
100,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured) 5.75%, 10/01/2053	107,134
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	86,366
100,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2026	105,301
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
225,000	(AGM Insured) 0.00%, 02/01/2025(4)	217,365
205,000	(AGM Insured) 5.00%, 02/01/2027	217,357
80,000	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO 5.00%, 12/01/2024	81,180
200,000	Regional Transportation Auth, IL, Rev, (NATL Insured) 6.50%, 07/01/2026	209,836
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	127,204
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	73,014
400,000	5.00%, 06/15/2027	416,661
	State of Illinois, IL, GO
440,000	5.00%, 03/01/2024	440,500
300,000	5.00%, 11/01/2025	308,961
250,000	5.00%, 03/01/2026	258,840
740,000	5.00%, 11/01/2028	789,555
		4,979,595

162

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Indiana - 2.0%
$ 250,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 07/15/2024	$ 252,027
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	522,596
		774,623
	Kentucky - 0.5%
200,000	Kentucky Public Energy Auth, KY, Rev 4.00%, 01/01/2049(2)	200,217
	Louisiana - 0.7%
170,000	Parish of St John the Baptist, LA, Rev 2.13%, 06/01/2037(2)	168,060
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(1)	97,888
		265,948
	Maine - 0.7%
250,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 5.00%, 07/01/2025	256,914
	Massachusetts - 2.8%
	Massachusetts Dev Finance Agency, MA, Rev
150,000	5.00%, 07/01/2024	151,000
770,000	5.00%, 07/01/2025	787,245
100,000	5.15%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(1)(3)	99,545
80,000	Massachusetts Educational Financing Auth, MA, Rev 5.00%, 07/01/2024	80,500
		1,118,290
	Michigan - 0.6%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2026	246,574
	Mississippi - 0.7%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	289,047
	Nebraska - 2.2%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(2)	371,415
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(2)	96,205
95,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	94,729
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	311,726
		874,075
	Nevada - 1.4%
150,000	City of Reno Sales Tax, NV, Rev, (AGM Insured) 5.00%, 06/01/2024	150,673
	Clark County School Dist, NV, GO
100,000	5.00%, 06/15/2025	102,642
270,000	5.00%, 06/15/2026	282,974
		536,289
	New Jersey - 3.3%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	59,750
100,000	5.00%, 11/01/2028	109,812
140,000	New Jersey Educational Facs Auth, NJ, Rev 5.00%, 07/01/2024	140,530
	New Jersey Transportation Trust Fund Auth, NJ, Rev
415,000	0.00%, 12/15/2026(4)	376,265
40,000	5.00%, 12/15/2024	40,652
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	New Jersey - 3.3% - (continued)
$ 300,000	New Jersey Turnpike Auth, NJ, Rev, (AGM Insured) 5.25%, 01/01/2026	$ 312,853
105,000	Newark Board of Education, NJ, GO, (School Board Reserve Fund Insured) 5.00%, 07/15/2024	105,771
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	102,677
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	71,423
		1,319,733
	New Mexico - 2.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
235,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2052	226,485
515,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 03/01/2053	496,150
40,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 03/01/2048	39,603
290,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 01/01/2050	287,222
65,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	64,763
		1,114,223
	New York - 6.7%
	Metropolitan Transportation Auth, NY, Rev
265,000	5.00%, 11/15/2024	269,589
150,000	5.00%, 11/15/2027	156,765
500,000	5.00%, 11/15/2034(2)	500,853
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	159,633
450,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2026	465,804
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	318,732
200,000	5.00%, 12/01/2026	207,353
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	557,567
		2,636,296
	North Dakota - 1.1%
	North Dakota Housing Finance Agency, ND, Rev
35,000	3.50%, 07/01/2046	34,626
395,000	3.75%, 07/01/2050	391,143
		425,769
	Ohio - 4.7%
565,000	City of Cleveland Airport System, OH, Rev 5.00%, 01/01/2027	589,576
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(2)	460,271
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(2)	145,916
240,000	Ohio Housing Finance Agency, OH, Rev 3.00%, 03/01/2052	231,972
250,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2024	250,167
150,000	Southern Ohio Port Auth, OH, Rev 6.25%, 12/01/2025(3)	113,289
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(2)	68,844
		1,860,035
	Oregon - 0.3%
60,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	60,106
45,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	44,534
		104,640

163

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Pennsylvania - 3.1%
$ 100,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	$ 101,706
250,000	Montgomery County Higher Education & Health Auth, PA, Rev 5.00%, 05/01/2024	250,712
50,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2025	51,174
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	478,931
235,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	229,336
100,000	School Dist of Philadelphia, PA, GO, (State Aid Withholding Insured) 5.00%, 09/01/2029	109,978
		1,221,837
	Puerto Rico - 2.3%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	527,956
	Puerto Rico Sales Tax Financing Corp., PR, Rev
178,000	0.00%, 07/01/2024(4)	175,242
244,000	0.00%, 07/01/2029(4)	198,286
		901,484
	Rhode Island - 0.9%
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	366,307
	South Carolina - 0.6%
150,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.00%, 05/01/2024	150,449
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	66,758
		217,207
	South Dakota - 0.6%
	South Dakota Housing Dev Auth, SD, Rev,
160,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 05/01/2039	159,025
85,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	91,047
		250,072
	Tennessee - 2.3%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	255,055
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	103,840
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	418,840
35,000	3.50%, 07/01/2045	34,663
55,000	3.50%, 01/01/2047	54,448
60,000	3.50%, 01/01/2048	59,370
		926,216
	Texas - 14.3%
70,000	Big Sandy Independent School Dist/Upshur County, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2024	70,045
	Central Texas Turnpike System, TX, Rev,
870,000	(AMBAC Insured) 0.00%, 08/15/2026(4)	798,664
100,000	5.00%, 08/15/2024	100,649
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	255,521
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	357,394
	City of Houston Hotel Occupancy Tax & Special, TX, Rev
40,000	4.00%, 09/01/2024	40,137
30,000	4.00%, 09/01/2026	30,667
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 97.3% - (continued)
	Texas - 14.3% - (continued)
$ 1,000,000	City of Houston, TX, GO 5.00%, 03/01/2027	$ 1,066,891
	City of San Antonio Electric & Gas Systems, TX, Rev
95,000	1.75%, 02/01/2049(2)	91,407
145,000	5.00%, 02/01/2024	145,000
290,000	City of San Antonio, TX, GO 5.00%, 08/01/2024	292,741
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	106,422
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	531,459
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(2)	272,552
765,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA Insured) 3.50%, 07/01/2052	748,964
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	363,042
425,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	408,648
		5,680,203
	Utah - 0.3%
130,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	132,131
	Virginia - 0.7%
190,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(2)	187,789
30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	30,218
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029	72,076
		290,083
	Washington - 1.8%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028	533,033
195,000	Tobacco Settlement Auth, WA, Rev 5.00%, 06/01/2024	195,153
		728,186
	West Virginia - 1.3%
	West Virginia Economic Dev Auth, WV, Rev
55,000	2.55%, 03/01/2040(2)	54,824
450,000	3.75%, 12/01/2042(2)	449,166
		503,990
	Wisconsin - 4.6%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(2)	498,169
150,000	(AGM Insured) 4.00%, 07/01/2025	150,742
225,000	(AGM Insured) 4.00%, 07/01/2026	228,517
70,000	(AGM Insured) 4.00%, 10/01/2027	68,503
250,000	5.00%, 07/01/2029(3)	263,909
	Wisconsin Health & Educational Facs Auth, WI, Rev
210,000	4.00%, 01/01/2025	206,128
180,000	4.73%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(1)	177,171
200,000	5.00%, 11/01/2025	198,077
40,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(2)	38,746
		1,829,962
	Total Municipal Bonds (cost $39,390,670)	$ 38,541,701

164

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 170,104	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $170,129; collateralized by U.S. Treasury Note at 4.00%, maturing 01/31/2031, with a market value of $173,601		$ 170,104
	Total Short-Term Investments (cost $170,104)		$ 170,104
	Total Investments (cost $39,560,774)	97.7%	$ 38,711,805
	Other Assets and Liabilities	2.3%	920,636
	Total Net Assets	100.0%	$ 39,632,441
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $615,848, representing 1.6% of net assets.
(4)	Security is a zero-coupon bond.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 38,541,701	$ —	$ 38,541,701	$ —
Short-Term Investments	170,104	—	170,104	—
Total	$ 38,711,805	$ —	$ 38,711,805	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
165

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 29.6%
	U.S. Treasury Securities - 29.6%
	U.S. Treasury Inflation-Protected Bonds - 3.7%
$ 469,044	1.75%, 01/15/2028(1)	$ 468,445
510,553	2.00%, 01/15/2026(1)	509,143
781,945	2.38%, 01/15/2025(1)	779,288
494,871	2.38%, 01/15/2027(1)	501,560
436,221	2.50%, 01/15/2029(1)	452,822
207,598	3.38%, 04/15/2032(1)	233,008
493,624	3.63%, 04/15/2028(1)	530,093
551,031	3.88%, 04/15/2029(1)	609,126
		4,083,485
	U.S. Treasury Inflation-Protected Notes - 25.9%
921,329	0.13%, 04/15/2025(1)	893,725
1,100,610	0.13%, 10/15/2025(1)	1,066,058
866,475	0.13%, 04/15/2026(1)	829,311
1,056,876	0.13%, 07/15/2026(1)	1,014,037
1,191,166	0.13%, 10/15/2026(1)	1,138,665
1,212,642	0.13%, 04/15/2027(1)	1,145,864
1,103,998	0.13%, 01/15/2030(1)	1,007,722
1,215,637	0.13%, 07/15/2030(1)	1,105,956
1,256,286	0.13%, 01/15/2031(1)	1,130,204
1,288,914	0.13%, 07/15/2031(1)	1,153,452
1,417,921	0.13%, 01/15/2032(1)	1,252,617
1,127,922	0.25%, 01/15/2025(1)	1,101,618
978,376	0.25%, 07/15/2029(1)	909,708
1,243,076	0.38%, 07/15/2025(1)	1,213,035
991,537	0.38%, 01/15/2027(1)	948,893
1,079,568	0.38%, 07/15/2027(1)	1,031,430
1,101,729	0.50%, 01/15/2028(1)	1,047,934
1,053,242	0.63%, 01/15/2026(1)	1,022,797
1,469,051	0.63%, 07/15/2032(1)	1,348,801
972,533	0.75%, 07/15/2028(1)	935,892
833,036	0.88%, 01/15/2029(1)	800,577
1,422,602	1.13%, 01/15/2033(1)	1,351,792
1,208,014	1.25%, 04/15/2028(1)	1,181,672
1,385,167	1.38%, 07/15/2033(1)	1,348,022
1,223,189	1.63%, 10/15/2027(1)	1,219,271
1,238,138	2.38%, 10/15/2028(1)	1,278,595
		28,477,648
	Total U.S. Government Securities (cost $31,674,577)	$ 32,561,133
COMMON STOCKS - 52.7%
	Automobiles & Components - 0.0%
1,327	NOK Corp.	$ 17,577
	Banks - 1.1%
6,170	ABN AMRO Bank NV GDR(2)	90,806
13,262	AIB Group PLC	58,252
30,702	Banco Bradesco SA ADR	95,176
5,932	Bank of Ireland Group PLC	54,551
19,712	BPER Banca	71,099
2,586	KB Financial Group, Inc.	109,744
3,495	Mitsubishi UFJ Financial Group, Inc.	32,736
11,311	Resona Holdings, Inc.	62,440
3,816	Shinhan Financial Group Co. Ltd.	116,922
4,031	Societe Generale SA	103,617
14,277	Standard Chartered PLC	107,899
5,162	Sumitomo Mitsui Trust Holdings, Inc.	105,786
37,491	Unicaja Banco SA(2)	35,847
5,989	UniCredit SpA	175,430
		1,220,305
	Capital Goods - 1.5%
4,851	Chiyoda Corp.*	11,126
1,556	Cie de Saint-Gobain SA	110,019
35,167	CK Hutchison Holdings Ltd.	181,631
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.7% - (continued)
	Capital Goods - 1.5% - (continued)
5,037	Flowserve Corp.	$ 201,127
10,593	Fluor Corp.*	399,462
2,159	Fugro NV*	39,861
4,654	JGC Holdings Corp.	54,515
23,500	Keppel Ltd.	124,873
1,510	SHO-BOND Holdings Co. Ltd.	67,256
3,255	Sociedad Quimica y Minera de Chile SA ADR	136,938
2,462	Vinci SA	311,006
		1,637,814
	Commercial & Professional Services - 0.2%
1,899	Adecco Group AG	82,118
36,572	Hays PLC	45,509
7,267	Pagegroup PLC	42,235
		169,862
	Consumer Discretionary Distribution & Retail - 0.0%
3,417	Xebio Holdings Co. Ltd.	22,715
	Consumer Durables & Apparel - 0.2%
1,217	Berkeley Group Holdings PLC	73,695
5,310	Sekisui House Ltd.	119,869
		193,564
	Consumer Services - 0.3%
582	Hyatt Hotels Corp. Class A	74,711
350	Marriott International, Inc. Class A	83,906
3,501	Oriental Land Co. Ltd.	130,027
		288,644
	Consumer Staples Distribution & Retail - 0.3%
2,948	Alimentation Couche-Tard, Inc.	172,742
4,165	Carrefour SA	71,106
10,155	J Sainsbury PLC	34,671
		278,519
	Energy - 17.6%
3,962	Antero Resources Corp.*	88,511
3,829	ARC Resources Ltd.	59,466
305,224	BP PLC	1,782,635
436	Cameco Corp.	20,817
846	Canadian Natural Resources Ltd.	54,141
33,745	Cenovus Energy, Inc.	546,667
3,367	Cheniere Energy, Inc.	552,154
7,278	Chesapeake Energy Corp.	561,207
208	Chord Energy Corp.	31,982
2,670	ConocoPhillips	298,693
15,507	Coterra Energy, Inc.	385,814
753	Diamondback Energy, Inc.	115,766
31,072	Enerplus Corp.	451,140
19,325	Eni SpA	308,066
4,553	EOG Resources, Inc.	518,086
14,781	EQT Corp.	523,247
9,402	Equinor ASA	269,058
31,998	Exxon Mobil Corp.	3,289,714
154,778	Gazprom PJSC*(3)	—
7,494	Imperial Oil Ltd.	432,266
19,331	John Wood Group PLC*	38,324
11,303	Liberty Energy, Inc.	234,989
5,639	LUKOIL PJSC ADR*(3)	—
12,752	Marathon Oil Corp.	291,383
765	Marathon Petroleum Corp.	126,684
38,361	MEG Energy Corp.*	725,305
200	Novatek PJSC GDR*(3)	—
11,238	Oil & Natural Gas Corp. Ltd.	34,138
1,181	ONEOK, Inc.	80,603
2,504	Ovintiv, Inc.	106,220
3,297	Parex Resources, Inc.	54,588
4,354	Pembina Pipeline Corp.	149,975
1,540	Phillips 66	222,237

166

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.7% - (continued)
	Energy - 17.6% - (continued)
267	Pioneer Natural Resources Co.	$ 61,365
2,995	Reliance Industries Ltd.	102,898
59,102	Repsol SA	872,835
1,718	Schlumberger NV	83,667
35,637	Serica Energy PLC	95,250
29,854	Shell PLC	925,543
27,373	Shell PLC ADR	1,722,035
7,140	Southwestern Energy Co.*	46,053
2,134	Suncor Energy, Inc.	70,665
50,294	Surgutneftegas PJSC ADR*(3)	—
6,508	Targa Resources Corp.	552,920
9,100	Tenaris SA	143,728
2,143	Tenaris SA ADR	68,169
20,813	TotalEnergies SE	1,350,256
5,171	Tourmaline Oil Corp.	223,579
7,338	Trican Well Service Ltd.	23,906
5,526	Ultrapar Participacoes SA	31,420
761	Valaris Ltd.*	47,083
8,335	Viper Energy, Inc.	260,219
8,767	Williams Cos., Inc.	303,864
		19,339,331
	Equity Real Estate Investment Trusts (REITs) - 5.5%
2,267	Acadia Realty Trust REIT	38,675
4,936	American Homes 4 Rent Class A, REIT	173,007
1,723	American Tower Corp. REIT	337,105
1,403	AvalonBay Communities, Inc. REIT	251,151
768	Boardwalk REIT	39,872
6,402	British Land Co. PLC REIT	30,773
6,999	Brixmor Property Group, Inc. REIT	157,058
3,564	CareTrust, Inc. REIT	74,559
31	Comforia Residential, Inc. REIT	64,971
2,131	CubeSmart REIT	92,102
951	Digital Realty Trust, Inc. REIT	133,577
539	EastGroup Properties, Inc. REIT	95,635
15,846	Empire State Realty Trust, Inc. Class A, REIT	150,854
1,537	EPR Properties REIT	68,043
480	Equinix, Inc. REIT	398,290
5,586	Essential Properties Realty Trust, Inc. REIT	139,147
861	Essex Property Trust, Inc. REIT	200,846
2,126	Extra Space Storage, Inc. REIT	307,079
7,414	Goodman Group REIT	123,066
190,139	Hammerson PLC REIT	64,886
183	Invincible Investment Corp. REIT	75,231
2,100	Iron Mountain, Inc. REIT	141,792
1,482	Kilroy Realty Corp. REIT	52,996
4,807	Klepierre SA REIT	124,456
18,835	Land Securities Group PLC REIT	158,792
22,300	Link REIT	111,850
59,040	NewRiver PLC REIT	58,036
2,875	Phillips Edison & Co., Inc. REIT	99,791
4,233	Plymouth Industrial, Inc. REIT	93,719
4,512	Prologis, Inc. REIT	571,625
969	Ryman Hospitality Properties, Inc. REIT	106,493
94,983	Shaftesbury Capital PLC REIT	160,007
1,108	Simon Property Group, Inc. REIT	153,580
3,046	SL Green Realty Corp. REIT	136,918
51,401	Stockland REIT	151,793
1,373	Sun Communities, Inc. REIT	172,106
4,246	Tanger, Inc. REIT	114,217
5,446	Veris Residential, Inc. REIT	83,052
6,222	VICI Properties, Inc. REIT	187,407
3,583	Welltower, Inc. REIT	309,965
		6,004,522
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.7% - (continued)
	Financial Services - 0.2%
525	Berkshire Hathaway, Inc. Class B*	$ 201,463
2,559	UBS Group AG	76,598
		278,061
	Food, Beverage & Tobacco - 1.4%
17,506	Archer-Daniels-Midland Co.	972,983
2,898	Bunge Global SA	255,285
193,284	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	10,350
64,555	SLC Agricola SA	248,870
111,130	WH Group Ltd.(2)	65,566
		1,553,054
	Health Care Equipment & Services - 0.0%
6,482	Brookdale Senior Living, Inc.*	35,457
	Insurance - 0.3%
3,686	Dai-ichi Life Holdings, Inc.	80,844
2,386	MS&AD Insurance Group Holdings, Inc.	98,529
86,566	Old Mutual Ltd.	57,608
7,619	T&D Holdings, Inc.	126,161
3,820	Tongyang Life Insurance Co. Ltd.*	14,071
		377,213
	Materials - 17.8%
11,764	Agnico Eagle Mines Ltd.	578,318
63,533	Alrosa PJSC*(3)	—
35,304	Alumina Ltd.*	26,560
9,379	Anglo American Platinum Ltd.	397,072
46,142	Anglo American PLC	1,099,918
25,297	Antofagasta PLC	551,354
17,321	ArcelorMittal SA	477,021
102,851	B2Gold Corp.	286,877
57,302	Barrick Gold Corp.	895,044
1,461	BASF SE	69,842
39,144	BHP Group Ltd. Class DI	1,199,013
9,596	BlueScope Steel Ltd.	146,515
363,801	Centamin PLC	443,191
6,001	Centerra Gold, Inc.	31,647
7,665	CF Industries Holdings, Inc.	578,784
64,202	China BlueChemical Ltd. Class H	17,677
11,400	Cleveland-Cliffs, Inc.*	228,570
1,536	Dowa Holdings Co. Ltd.	53,569
75,469	Dundee Precious Metals, Inc.	483,311
25,683	Endeavour Mining PLC	444,908
5,019	Eramet SA	345,694
3,758	Evonik Industries AG	69,133
13,875	FMC Corp.	779,775
13,216	Fortescue Ltd.	255,422
6,913	Franco-Nevada Corp.	747,982
18,059	Fresnillo PLC	120,791
116,591	Glencore PLC	616,878
162,281	Gold Road Resources Ltd.	160,341
1,470	Heidelberg Materials AG	135,746
617	Holcim AG	47,126
969	Imerys SA	32,225
16,084	Impala Platinum Holdings Ltd.	62,433
5,351	Kumba Iron Ore Ltd.	158,054
30,326	Lundin Gold, Inc.	357,745
1,841	Maruichi Steel Tube Ltd.	46,908
4,546	Mitsubishi Gas Chemical Co., Inc.	74,240
1,301	MMC Norilsk Nickel PJSC ADR*(3)	—
4,428	Mondi PLC	79,343
18,295	Mosaic Co.	561,839
16,112	Newmont Corp.	556,025
47,019	Norsk Hydro ASA	275,555
1,881	Nucor Corp.	351,615
25,994	Nutrien Ltd.	1,296,172
161,904	OceanaGold Corp.	323,941

167

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.7% - (continued)
	Materials - 17.8% - (continued)
314,806	Perseus Mining Ltd.	$ 370,684
1,109,012	Resolute Mining Ltd.*	311,541
22,982	Rio Tinto PLC	1,590,801
99,395	Semen Indonesia Persero Tbk. PT	39,036
19,853	SSR Mining, Inc.	187,093
2,785	Steel Dynamics, Inc.	336,122
2,018	Taiheiyo Cement Corp.	41,535
14,847	Torex Gold Resources, Inc.*	152,506
31,942	Vale SA ADR	437,286
874	Vicat SACA	34,003
17,854	Yara International ASA	590,122
		19,554,903
	Real Estate Management & Development - 1.3%
4,713	Castellum AB*	60,674
1,440	CBRE Group, Inc. Class A*	124,286
10,581	CK Asset Holdings Ltd.	47,745
42,600	Corp. Inmobiliaria Vesta SAB de CV	161,871
466	Corp. Inmobiliaria Vesta SAB de CV ADR	17,671
5,867	CTP NV(2)	100,115
895	Daito Trust Construction Co. Ltd.	101,807
8,481	Kojamo OYJ	100,546
4,643	Mitsubishi Estate Co. Ltd.	64,333
10,939	Mitsui Fudosan Co. Ltd.	274,610
2,493	Sagax AB Class B	60,583
7,123	Swire Pacific Ltd. Class A	55,111
9,966	TAG Immobilien AG*	139,492
15,200	Tokyu Fudosan Holdings Corp.	101,651
22,172	Wharf Holdings Ltd.	64,780
		1,475,275
	Semiconductors & Semiconductor Equipment - 0.0%
1	Tower Semiconductor Ltd.*	25
	Telecommunication Services - 1.0%
48,390	BT Group PLC	68,556
6,430	KDDI Corp.	213,058
2,828	KT Corp.	74,908
1,940	KT Corp. ADR	25,588
6,965	Mobile TeleSystems PJSC ADR*(3)	—
6,339	MTN Group Ltd.	32,348
181,200	Nippon Telegraph & Telephone Corp.	227,543
6,895	Orange SA	81,995
5,692	Proximus SADP	54,013
5,708	SK Telecom Co. Ltd.	214,613
8,523	Telefonica Brasil SA	88,354
		1,080,976
	Transportation - 0.8%
1,414	Aena SME SA(2)	250,147
137	AP Moller - Maersk AS Class B	252,600
1,864	Canadian National Railway Co.	231,230
18,846	Shanghai International Airport Co. Ltd. Class A*	87,012
4,412	Yamato Holdings Co. Ltd.	76,268
		897,257
	Utilities - 3.2%
2,516	American Electric Power Co., Inc.	196,600
1,861	Atmos Energy Corp.	212,042
60,154	China Longyuan Power Group Corp. Ltd. Class H	36,286
17,764	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	282,752
1,142	Constellation Energy Corp.	139,324
3,738	Dominion Energy, Inc.	170,901
1,985	Duke Energy Corp.	190,223
3,124	Edison International	210,808
30,489	Enel SpA	208,038
24,497	Engie SA	391,278
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.7% - (continued)
	Utilities - 3.2% - (continued)
5,253	Exelon Corp.	$ 182,857
3,827	FirstEnergy Corp.	140,374
16,562	Iberdrola SA	199,434
8,350	Kansai Electric Power Co., Inc.	113,912
17,155	National Grid PLC	228,489
1,888	Public Service Enterprise Group, Inc.	109,485
4,393	RWE AG	162,214
3,061	Sempra	219,045
3,824	Vistra Corp.	156,899
		3,550,961
	Total Common Stocks (cost $51,380,922)	$ 57,976,035
EXCHANGE-TRADED FUNDS - 1.6%
	Other Investment Pools & Funds - 1.6%
7,743	iShares Global Energy ETF	$ 300,274
10,945	iShares MSCI Global Metals & Mining Producers ETF	443,054
7,779	VanEck Agribusiness ETF (4)	551,453
16,364	VanEck Gold Miners ETF	457,210
	Total Exchange-Traded Funds (cost $1,623,537)	$ 1,751,991
PREFERRED STOCKS - 0.1%
	Energy - 0.1%
6,300	Petroleo Brasileiro SA (Preference Shares)(5)	$ 51,436
90,900	Raizen SA (Preference Shares)(5)	70,270
	Total Preferred Stocks (cost $93,575)	$ 121,706
	Total Long-Term Investments (cost $84,772,611)	$ 92,410,865
SHORT-TERM INVESTMENTS - 12.3%
	Other Investment Pools & Funds - 11.6%
12,757,069	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)	$ 12,757,069
	Repurchase Agreements - 0.6%
$ 663,365	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $663,463; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $676,703	663,365
	Securities Lending Collateral - 0.1%
11,100	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(6)	11,100
37,000	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(6)	37,000

168

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 12.3% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
11,100	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(6)		$ 11,100
11,100	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(6)		11,100
			70,300
	Total Short-Term Investments (cost $13,490,734)		$ 13,490,734
	Total Investments (cost $98,263,345)	96.3%	$ 105,901,599
	Other Assets and Liabilities	3.7%	4,074,158
	Total Net Assets	100.0%	$ 109,975,757
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2024, the Fund invested 12.9% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $542,481, representing 0.5% of net assets.
(3)	Investment valued using significant unobservable inputs.
(4)	Represents entire or partial securities on loan.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	5	03/28/2024	$ 401,350	$ 18,478
Brent Crude Oil Future	8	05/31/2024	636,640	21,292
Copper Future	5	07/29/2024	493,875	17,586
Cotton No. 2 Future	18	07/09/2024	784,170	26,964
Gas Oil Future	2	07/11/2024	154,600	4,021
Gasoline RBOB Future	5	06/28/2024	505,113	23,639
Gold 100oz Future	11	06/26/2024	2,295,700	43,197
Live Cattle Future	3	04/30/2024	216,840	8,349
Live Cattle Future	7	06/28/2024	500,850	24,035
LME Lead Future	2	05/13/2024	108,320	4,677
LME Lead Future	2	07/15/2024	108,582	4,538
LME Nickel Future	11	03/18/2024	1,066,032	(239,306)
LME Nickel Future	9	05/13/2024	881,334	(80,929)
LME Nickel Future	9	07/15/2024	890,622	(8,364)
LME Zinc Future	15	03/18/2024	944,756	(903)
LME Zinc Future	10	05/13/2024	632,837	(9,726)
LME Zinc Future	9	07/15/2024	571,354	4,974
Mill Wheat Future	13	05/10/2024	149,623	(10,513)
Natural Gas Future	17	12/27/2024	647,700	(22,731)
Natural Gas Future	3	09/26/2025	102,030	(27,763)
Natural Gas Future	3	10/29/2025	112,560	(17,233)
Natural Gas Future	3	11/25/2025	126,270	(3,523)
NY Harbor ULSD Future	2	06/28/2024	215,729	3,199
Platinum Future	18	04/26/2024	839,340	(2,401)
Platinum Future	4	07/29/2024	188,080	574
169

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Futures Contracts Outstanding at January 31, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Primary Aluminum Future	2	05/13/2024	$ 114,456	$ (1,163)
SGX Iron ORE Future	14	04/30/2024	179,508	(1,272)
Soybean Future	3	03/14/2024	183,337	(11,374)
Soybean Future	15	07/12/2024	931,312	(5,516)
Soybean Meal Future	3	03/14/2024	110,490	(5,321)
Soybean Meal Future	22	07/12/2024	806,520	4,151
Soybean Oil Future	9	03/14/2024	248,508	(23,943)
Soybean Oil Future	22	07/12/2024	617,892	(20,698)
World Sugar No. 11 Future	12	04/30/2024	312,480	38,276
World Sugar No. 11 Future	8	06/28/2024	204,019	12,985
WTI Crude Future	4	02/20/2024	303,400	8,460
Total				$ (223,284)
Short position contracts:
LME Lead Future	2	05/13/2024	$ 108,320	$ (4,535)
LME Lead Future	1	07/15/2024	54,291	(81)
LME Nickel Future	11	03/18/2024	1,066,032	137,722
LME Nickel Future	9	05/13/2024	881,334	8,076
LME Nickel Future	7	07/15/2024	692,706	10,516
LME Primary Aluminum Future	2	05/13/2024	114,455	(1,737)
LME Zinc Future	15	03/18/2024	944,756	13,216
LME Zinc Future	10	05/13/2024	632,837	(3,563)
LME Zinc Future	5	07/15/2024	317,419	5,300
TTF Gas 1st Line Future	1	09/29/2025	105,840	45,955
TTF Gas 1st Line Future	1	10/30/2025	110,570	41,225
TTF Gas 1st Line Future	1	11/27/2025	114,340	37,455
Total				$ 289,549
Total futures contracts				$ 66,265

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,760,000	BRL	554,651	USD	SGG	02/29/2024	$ 1,039
115,000	BRL	23,283	USD	GSC	02/29/2024	(129)
3,065,000	CAD	2,277,414	USD	JPM	02/29/2024	3,189
15,000	CHF	17,416	USD	DEUT	02/29/2024	24
50,000	GBP	63,424	USD	BCLY	02/29/2024	(44)
227,900,000	JPY	1,547,350	USD	BCLY	02/29/2024	8,621
8,000	SEK	766	USD	MSC	02/29/2024	3
146,981	USD	223,000	AUD	BCLY	02/29/2024	532
582,904	USD	2,875,000	BRL	UBS	02/29/2024	4,061
44,626	USD	60,000	CAD	MSC	02/29/2024	(19)
373,748	USD	503,000	CAD	JPM	02/29/2024	(523)
1,120,847	USD	965,000	CHF	BCLY	02/29/2024	(1,146)
4,339	USD	4,000	EUR	TDB	02/29/2024	11
3,651,868	USD	2,875,000	GBP	BCLY	02/29/2024	7,489
31,249	USD	4,600,000	JPY	JPM	02/29/2024	(158)
67,923	USD	10,004,000	JPY	BCLY	02/29/2024	(378)
Total foreign currency contracts						$ 22,572
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
170

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Securities	$ 32,561,133	$ —	$ 32,561,133	$ —
Common Stocks
Automobiles & Components	17,577	—	17,577	—
Banks	1,220,305	95,176	1,125,129	—
Capital Goods	1,637,814	737,527	900,287	—
Commercial & Professional Services	169,862	42,235	127,627	—
Consumer Discretionary Distribution & Retail	22,715	—	22,715	—
Consumer Durables & Apparel	193,564	—	193,564	—
Consumer Services	288,644	158,617	130,027	—
Consumer Staples Distribution & Retail	278,519	172,742	105,777	—
Energy	19,339,331	13,416,600	5,922,731	—
Equity Real Estate Investment Trusts (REITs)	6,004,522	4,880,661	1,123,861	—
Financial Services	278,061	201,463	76,598	—
Food, Beverage & Tobacco	1,553,054	1,487,488	65,566	—
Health Care Equipment & Services	35,457	35,457	—	—
Insurance	377,213	—	377,213	—
Materials	19,554,903	9,852,957	9,701,946	—
Real Estate Management & Development	1,475,275	303,828	1,171,447	—
Semiconductors & Semiconductor Equipment	25	—	25	—
Telecommunication Services	1,080,976	146,290	934,686	—
Transportation	897,257	231,230	666,027	—
Utilities	3,550,961	2,215,319	1,335,642	—
Exchange-Traded Funds	1,751,991	1,751,991	—	—
Preferred Stocks	121,706	121,706	—	—
Short-Term Investments	13,490,734	12,827,369	663,365	—
Foreign Currency Contracts(2)	24,969	—	24,969	—
Futures Contracts(2)	568,860	568,860	—	—
Total	$ 106,495,428	$ 49,247,516	$ 57,247,912	$ —
Liabilities
Foreign Currency Contracts(2)	$ (2,397)	$ —	$ (2,397)	$ —
Futures Contracts(2)	(502,595)	(502,595)	—	—
Total	$ (504,992)	$ (502,595)	$ (2,397)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
171

The Hartford Short Duration Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.7%
	Asset-Backed - Automobile - 1.4%
$ 2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	$ 2,816,884
932,100	Carvana Auto Receivables Trust 6.09%, 11/10/2026(1)	934,129
748,268	CIG Auto Receivables Trust 1.49%, 08/12/2026(1)	745,900
1,800,000	Citizens Auto Receivables Trust 5.11%, 04/17/2028(1)	1,807,419
	Credit Acceptance Auto Loan Trust
662,819	1.00%, 05/15/2030(1)	655,539
1,185,918	1.26%, 10/15/2030(1)	1,163,236
1,691,706	FHF Trust 4.43%, 01/18/2028(1)	1,670,436
900,000	GM Financial Consumer Automobile Receivables Trust 6.41%, 05/16/2029	933,634
3,600,000	Hertz Vehicle Financing LLC 1.21%, 12/26/2025(1)	3,493,670
1,640,000	Hyundai Auto Receivables Trust 1.66%, 06/15/2028	1,526,989
506,820	JP Morgan Chase Bank NA - CACLN 0.89%, 12/26/2028(1)	496,392
	Lendbuzz Securitization Trust
1,479,547	1.46%, 06/15/2026(1)	1,438,993
4,285,000	7.50%, 12/15/2028(1)	4,346,336
	SFS Auto Receivables Securitization Trust
1,285,000	4.94%, 01/21/2031(1)	1,293,186
615,000	5.38%, 01/21/2031(1)	619,296
513,650	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	513,592
690,177	U.S. Bank NA 6.79%, 08/25/2032(1)	696,864
		25,152,495
	Asset-Backed - Credit Card - 0.2%
3,000,000	Evergreen Credit Card Trust 5.61%, 07/15/2026(1)	2,987,346
	Asset-Backed - Finance & Insurance - 0.4%
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	5,865,665
210,209	FCI Funding LLC 1.13%, 04/15/2033(1)	205,858
		6,071,523
	Asset-Backed - Home Equity - 0.0%
85,908	Accredited Mortgage Loan Trust 5.18%, 01/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	85,791
20,079	Morgan Stanley ABS Capital I, Inc. Trust 6.21%, 01/25/2035, 1 mo. USD Term SOFR + 0.87%(2)	20,069
		105,860
	Commercial Mortgage-Backed Securities - 1.6%
1,390,000	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,276,927
1,916,025	BX Commercial Mortgage Trust 6.10%, 05/15/2038, 1 mo. USD Term SOFR + 0.77%(1)(2)	1,894,635
591,590	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(3)	570,764
4,302,098	CSMC Trust 2.26%, 08/15/2037(1)	3,989,587
2,900,000	FREMF Mortgage Trust 3.98%, 01/25/2048(1)(3)	2,842,729
4,235,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	4,036,760
1,410,995	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,065,301
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.7% - (continued)
	Commercial Mortgage-Backed Securities - 1.6% - (continued)
$ 5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	$ 4,691,090
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	8,590,210
		28,958,003
	Other Asset-Backed Securities - 9.0%
	Affirm Asset Securitization Trust
188,629	1.07%, 08/15/2025(1)	186,910
2,445,000	6.61%, 01/18/2028(1)	2,463,071
141,989	Amur Equipment Finance Receivables IX LLC 0.75%, 11/20/2026(1)	140,682
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	708,186
2,440,000	Anchorage Capital CLO 1-R Ltd. 7.03%, 04/13/2031, 3 mo. USD Term SOFR + 1.71%(1)(2)	2,435,540
2,084,329	Apidos CLO XII Ltd. 6.66%, 04/15/2031, 3 mo. USD Term SOFR + 1.34%(1)(2)	2,084,711
1,666,905	Apidos CLO XX Ltd. 6.68%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,667,200
700,000	Apidos CLO XXIII Ltd. 6.80%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	701,063
2,750,000	Apidos CLO XXVIII 6.98%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,745,595
2,299,575	Aqua Finance Trust 1.54%, 07/17/2046(1)	2,062,783
4,050,000	Atrium XIII 7.08%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,021,140
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,548,584
466,868	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	464,585
2,037,582	Benefit Street Partners CLO XII Ltd. 6.53%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(2)	2,038,961
366,981	BHG Securitization Trust 5.32%, 10/17/2035(1)	365,011
5,000,000	BSPRT Issuer Ltd. 6.85%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	4,951,722
	Carlyle Global Market Strategies CLO Ltd.
1,261,047	6.55%, 04/17/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,261,442
3,622,516	6.56%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(2)	3,628,895
1,000,000	6.98%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	995,000
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,048,629
	CIFC Funding Ltd.
3,375,432	6.62%, 04/20/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	3,388,485
2,925,618	6.69%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(2)	2,927,154
4,745,000	6.73%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	4,742,253
2,470,000	6.90%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	2,469,825
4,500,000	6.98%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	4,478,098
	DB Master Finance LLC
7,105,000	2.05%, 11/20/2051(1)	6,501,538
973,778	4.02%, 05/20/2049(1)	941,484

172

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.7% - (continued)
	Other Asset-Backed Securities - 9.0% - (continued)
$ 1,552,855	Dryden 37 Senior Loan Fund 6.68%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	$ 1,554,077
930,817	Dryden 41 Senior Loan Fund 6.55%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	929,897
1,399,512	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,291,941
4,487,096	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,194,473
993,781	GoldenTree Loan Management U.S. CLO 2 Ltd. 6.49%, 11/20/2030, 3 mo. USD Term SOFR + 1.17%(1)(2)	994,567
3,500,000	Greenwood Park CLO Ltd. 6.98%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	3,467,366
1,178,007	KKR CLO 11 Ltd. 6.76%, 01/15/2031, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,178,159
1,101,864	KKR CLO 21 Ltd. 6.58%, 04/15/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	1,101,894
1,600,000	LCM 31 Ltd. 6.78%, 01/20/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	1,587,096
1,896,246	LCM XXIV Ltd. 6.56%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,896,946
3,408,832	Madison Park Funding XVIII Ltd. 6.52%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	3,415,820
1,280,000	Magnetite XXV Ltd. 6.79%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	1,280,645
3,086,408	Marlette Funding Trust 1.30%, 12/15/2031(1)	3,047,196
5,000,000	MF1 Ltd. 6.69%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,968,435
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	1,913,257
3,332,175	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.59%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	3,332,155
4,993,037	Neuberger Berman Loan Advisers CLO 25 Ltd. 6.49%, 10/18/2029, 3 mo. USD Term SOFR + 1.19%(1)(2)	4,994,539
700,000	Neuberger Berman Loan Advisers CLO 36 Ltd. 6.83%, 04/20/2033, 3 mo. USD Term SOFR + 1.51%(1)(2)	701,730
1,185,952	Octagon Investment Partners XVI Ltd. 6.60%, 07/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	1,185,604
	Palmer Square Loan Funding Ltd.
3,432,168	6.38%, 07/20/2029, 3 mo. USD Term SOFR + 1.06%(1)(2)	3,434,433
2,052,216	6.38%, 10/15/2029, 3 mo. USD Term SOFR + 1.06%(1)(2)	2,048,070
774,894	Progress Residential Trust 1.05%, 04/17/2038(1)	710,793
1,338,560	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,184,653
679,139	SoFi Consumer Loan Program Trust 1.30%, 09/25/2030(1)	673,648
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	857,635
3,285,000	1.89%, 08/25/2045(1)	3,064,591
3,560,000	3.08%, 10/25/2044(1)	3,469,923
5,000,000	Stratus Static CLO Ltd. 7.22%, 10/20/2031, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,999,855
1,876,045	Symphony Static CLO I Ltd. 6.42%, 10/25/2029, 3 mo. USD Term SOFR + 1.09%(1)(2)	1,877,377
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.7% - (continued)
	Other Asset-Backed Securities - 9.0% - (continued)
$ 6,320,677	TCI-Symphony CLO Ltd. 6.60%, 10/13/2032, 3 mo. USD Term SOFR + 1.28%(1)(2)	$ 6,318,585
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,585,567
4,875,000	2.17%, 10/15/2046(1)	4,408,040
2,461,271	3.19%, 07/15/2044(1)	2,424,015
5,450,000	Venture XV CLO Ltd. 6.76%, 07/15/2032, 3 mo. USD Term SOFR + 1.44%(1)(2)	5,431,977
	Voya CLO Ltd.
3,210,014	6.56%, 04/25/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	3,206,486
2,635,001	6.60%, 04/17/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	2,634,603
1,287,942	6.64%, 04/15/2031, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,288,680
		161,623,275
	Whole Loan Collateral CMO - 7.1%
	Angel Oak Mortgage Trust
954,094	0.91%, 01/25/2066(1)(3)	797,460
3,946,738	0.95%, 07/25/2066(1)(3)	3,175,206
739,392	0.99%, 04/25/2053(1)(3)	675,061
1,539,992	1.04%, 01/20/2065(1)(3)	1,244,903
1,766,905	1.07%, 05/25/2066(1)(3)	1,492,314
3,368,695	1.46%, 09/25/2066(1)(3)	2,771,757
738,180	1.47%, 06/25/2065(1)(3)	687,521
1,365,198	1.69%, 04/25/2065(1)(3)	1,268,644
210,898	2.47%, 12/25/2059(1)(3)	199,988
	Arroyo Mortgage Trust
1,704,058	1.18%, 10/25/2048(1)(3)	1,383,264
995,983	2.96%, 10/25/2048(1)(3)	919,685
284,513	3.81%, 01/25/2049(1)(3)	270,128
	BRAVO Residential Funding Trust
588,984	0.94%, 02/25/2049(1)(3)	514,139
509,486	1.45%, 05/25/2060(1)(3)	483,341
	Bunker Hill Loan Depositary Trust
501,395	1.72%, 02/25/2055(1)(3)	477,884
426,495	2.72%, 11/25/2059(1)(4)	414,291
457,794	Citigroup Mortgage Loan Trust, Inc. 3.40%, 02/25/2058(1)(3)	444,472
	COLT Mortgage Loan Trust
438,966	0.80%, 07/27/2054(1)	383,597
2,139,138	0.91%, 06/25/2066(1)(3)	1,757,499
1,545,236	0.92%, 08/25/2066(1)(3)	1,238,073
4,008,761	0.96%, 09/27/2066(1)(3)	3,226,022
5,087,072	1.11%, 10/25/2066(1)(3)	4,251,226
861,409	1.33%, 10/26/2065(1)(3)	774,052
3,819,759	1.40%, 10/25/2066(1)(3)	3,125,319
1,388	1.85%, 03/25/2065(1)(3)	1,380
1,821,504	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(3)	1,554,985
4,953,512	COLT Trust 1.39%, 01/25/2065(1)(3)	4,151,496
	CSMC Trust
1,995,227	0.81%, 05/25/2065(1)(3)	1,692,084
2,049,198	0.83%, 03/25/2056(1)(3)	1,627,768
3,141,472	1.02%, 04/25/2066(1)(3)	2,590,637
3,300,473	1.10%, 05/25/2066(1)(3)	2,727,037
2,908,518	1.17%, 07/25/2066(1)(3)	2,356,395
1,520,517	1.21%, 05/25/2065(1)(4)	1,390,434
3,784,399	2.00%, 01/25/2060(1)(3)	3,360,303
558,891	3.24%, 02/25/2050(1)(3)	513,819
	Deephaven Residential Mortgage Trust
441,241	0.72%, 05/25/2065(1)(3)	408,611

173

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.7% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
$ 856,566	0.90%, 04/25/2066(1)(3)	$ 744,264
	Ellington Financial Mortgage Trust
350,615	0.80%, 02/25/2066(1)(3)	295,769
782,542	0.93%, 06/25/2066(1)(3)	635,539
512,618	1.18%, 10/25/2065(1)(3)	460,470
153,704	2.74%, 11/25/2059(1)(3)	144,976
	GCAT Trust
1,533,110	0.87%, 01/25/2066(1)(3)	1,247,246
1,804,212	1.04%, 05/25/2066(1)(3)	1,473,702
2,369,344	1.09%, 05/25/2066(1)(3)	1,965,694
3,433,707	1.09%, 08/25/2066(1)(3)	2,784,681
5,047,579	1.26%, 07/25/2066(1)(3)	4,121,091
1,691,214	1.47%, 04/25/2065(1)(3)	1,562,425
530,870	1.56%, 04/25/2065(1)(4)	488,033
346,898	2.25%, 01/25/2060(1)(4)	329,901
761,808	2.65%, 10/25/2068(1)(3)	722,051
	Imperial Fund Mortgage Trust
2,495,884	1.07%, 06/25/2056(1)(3)	2,134,943
2,067,159	1.07%, 09/25/2056(1)(3)	1,697,284
2,573,601	1.60%, 11/25/2056(1)(3)	2,135,421
2,060,000	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,920,753
316,702	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	297,434
	MFA Trust
960,989	0.85%, 01/25/2056(1)(3)	884,738
594,886	1.01%, 01/26/2065(1)(3)	532,550
1,009,981	1.03%, 11/25/2064(1)(3)	862,515
745,728	1.15%, 04/25/2065(1)(3)	671,315
431,160	1.48%, 03/25/2065(1)(3)	402,693
2,137,237	1.91%, 11/25/2056(1)(3)	1,835,865
	Mill City Mortgage Loan Trust
2,983,213	1.13%, 11/25/2060(1)(3)	2,791,614
1,461,222	2.75%, 07/25/2059(1)(3)	1,394,452
230,901	2.75%, 01/25/2061(1)(3)	226,634
196,856	3.25%, 05/25/2062(1)(3)	192,436
233,164	3.50%, 05/25/2058(1)(3)	229,699
583,190	3.50%, 08/25/2058(1)(3)	566,960
	New Residential Mortgage Loan Trust
335,395	0.94%, 10/25/2058(1)(3)	311,240
478,648	1.65%, 05/24/2060(1)(3)	451,077
709,997	2.46%, 01/26/2060(1)(3)	651,932
214,528	3.25%, 09/25/2056(1)(3)	196,946
302,441	3.50%, 12/25/2057(1)(3)	289,214
198,223	3.75%, 11/26/2035(1)(3)	187,178
141,339	3.75%, 03/25/2056(1)(3)	132,454
248,913	3.75%, 11/25/2056(1)(3)	233,516
684,340	3.87%, 09/25/2057(1)(3)	640,615
423,874	4.00%, 02/25/2057(1)(3)	401,123
429,536	4.00%, 03/25/2057(1)(3)	406,098
296,625	4.00%, 04/25/2057(1)(3)	280,371
372,164	4.00%, 05/25/2057(1)(3)	350,826
355,527	4.00%, 12/25/2057(1)(3)	337,657
876,033	6.20%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	841,951
	OBX Trust
1,026,807	1.05%, 07/25/2061(1)(3)	809,906
3,308,743	1.10%, 05/25/2061(1)(3)	2,634,243
664,843	3.50%, 12/25/2049(1)(3)	589,637
4,142,825	Onslow Bay Mortgage Loan Trust 1.96%, 10/25/2061(1)(3)	3,407,991
236,949	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	225,724
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 19.7% - (continued)
	Whole Loan Collateral CMO - 7.1% - (continued)
$ 40,855	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(3)	$ 39,858
4,874,811	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	3,873,964
1,292,479	STAR Trust 1.22%, 05/25/2065(1)(3)	1,139,381
	Starwood Mortgage Residential Trust
2,109,303	1.13%, 06/25/2056(1)(3)	1,732,973
285,984	1.49%, 04/25/2065(1)(3)	265,600
110,253	2.28%, 02/25/2050(1)(3)	103,197
	Towd Point Mortgage Trust
2,184,455	1.75%, 10/25/2060(1)	1,936,266
37,730	2.75%, 10/25/2056(1)(3)	37,525
91,146	2.75%, 07/25/2057(1)(3)	89,683
342,692	2.75%, 10/25/2057(1)(3)	328,455
3,713,510	2.90%, 10/25/2059(1)(3)	3,500,234
606,375	3.25%, 03/25/2058(1)(3)	587,154
1,496,379	TRK Trust 1.15%, 07/25/2056(1)(3)	1,296,516
	Verus Securitization Trust
1,415,372	0.82%, 10/25/2063(1)(3)	1,280,315
1,061,845	0.82%, 01/25/2066(1)(3)	926,991
1,327,832	0.92%, 02/25/2064(1)(3)	1,164,006
3,110,670	1.01%, 09/25/2066(1)(3)	2,575,423
1,155,970	1.02%, 04/25/2064(1)(3)	1,022,028
787,340	1.03%, 02/25/2066(1)(3)	684,348
624,344	1.50%, 05/25/2065(1)(4)	586,171
193,057	3.42%, 01/25/2060(1)(4)	184,216
216,936	3.64%, 11/25/2059(1)(4)	210,049
768,448	Visio Trust 1.28%, 05/25/2056(1)	687,076
		127,735,071
	Total Asset & Commercial Mortgage-Backed Securities (cost $381,821,823)	$ 352,633,573
CORPORATE BONDS - 51.1%
	Aerospace/Defense - 0.3%
5,000,000	Boeing Co. 2.20%, 02/04/2026	$ 4,708,099
790,000	HEICO Corp. 5.25%, 08/01/2028	804,041
		5,512,140
	Apparel - 0.3%
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,497,680
3,225,000	Tapestry, Inc. 7.00%, 11/27/2026	3,326,241
		5,823,921
	Auto Manufacturers - 2.1%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	3,973,211
4,250,000	3.38%, 11/13/2025	4,078,736
2,800,000	4.06%, 11/01/2024	2,761,700
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,685,315
2,850,000	2.90%, 02/26/2025	2,778,644
2,000,000	5.00%, 04/09/2027	1,997,218
	Hyundai Capital America
4,000,000	5.25%, 01/08/2027(1)	4,030,569
4,000,000	5.30%, 01/08/2029(1)	4,055,015
3,000,000	5.95%, 09/21/2026(1)	3,058,691
7,500,000	Stellantis Finance U.S., Inc. 1.71%, 01/29/2027(1)	6,869,596
		37,288,695
	Beverages - 0.9%
3,000,000	Bacardi Ltd. 4.45%, 05/15/2025(1)	2,962,541
2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	2,834,525

174

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Beverages - 0.9% - (continued)
	JDE Peet's NV
$ 5,325,000	0.80%, 09/24/2024(1)	$ 5,152,233
5,375,000	1.38%, 01/15/2027(1)	4,842,119
		15,791,418
	Biotechnology - 0.5%
2,750,000	Illumina, Inc. 5.80%, 12/12/2025	2,778,544
6,200,000	Royalty Pharma PLC 1.20%, 09/02/2025	5,813,836
		8,592,380
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
1,650,000	6.05%, 03/15/2025	1,658,070
3,515,000	6.35%, 11/15/2028	3,660,184
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	777,937
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,680,346
		7,776,537
	Commercial Banks - 18.4%
4,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(5)	4,498,858
	AIB Group PLC
1,490,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(5)	1,564,450
4,000,000	7.58%, 10/14/2026, (7.58% fixed rate until 10/14/2025; 6 mo. USD SOFR + 3.46% thereafter)(1)(5)	4,127,886
	Bank of America Corp.
4,000,000	1.73%, 07/22/2027, (1.73% fixed rate until 07/22/2026; 6 mo. USD SOFR + 0.96% thereafter)(5)	3,687,776
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	2,499,612
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	4,030,474
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	5,373,170
2,780,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(5)	2,808,905
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	3,715,056
	Banque Federative du Credit Mutuel SA
3,000,000	4.75%, 07/13/2027(1)	2,989,890
2,500,000	4.94%, 01/26/2026(1)	2,494,807
	Barclays PLC
3,950,000	2.28%, 11/24/2027, (2.28% fixed rate until 11/24/2026; 1 yr. USD CMT + 1.05% thereafter)(5)	3,636,856
2,500,000	5.30%, 08/09/2026, (5.30% fixed rate until 08/09/2025; 1 yr. USD CMT + 2.30% thereafter)(5)	2,497,922
2,500,000	6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(5)	2,607,949
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Commercial Banks - 18.4% - (continued)
$ 2,500,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(5)	$ 2,570,626
	BNP Paribas SA
2,915,000	1.32%, 01/13/2027, (1.32% fixed rate until 01/13/2026; 6 mo. USD SOFR + 1.00% thereafter)(1)(5)	2,699,762
2,025,000	1.68%, 06/30/2027, (1.68% fixed rate until 06/30/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,859,773
1,390,000	2.59%, 01/20/2028, (2.59% fixed rate until 01/20/2027; 6 mo. USD SOFR + 1.23% thereafter)(1)(5)	1,290,176
1,445,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(5)	1,451,334
2,000,000	5.18%, 01/09/2030, (5.18% fixed rate until 01/09/2029; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	2,010,789
3,310,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(5)	3,355,723
	BPCE SA
2,000,000	1.00%, 01/20/2026(1)	1,849,307
4,860,000	1.65%, 10/06/2026, (1.65% fixed rate until 10/06/2025; 6 mo. USD SOFR + 1.52% thereafter)(1)(5)	4,542,404
840,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(5)	767,089
3,000,000	2.38%, 01/14/2025(1)	2,911,448
3,925,000	4.75%, 07/19/2027(1)	3,892,819
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(5)	4,059,523
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(5)	3,279,471
3,475,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(5)	3,570,346
	Citizens Bank NA
873,000	4.12%, 05/23/2025, (4.12% fixed rate until 05/23/2024; 6 mo. USD SOFR + 1.40% thereafter)(5)	867,149
2,195,000	5.28%, 01/26/2026, (5.28% fixed rate until 01/26/2025; 6 mo. USD SOFR + 1.02% thereafter)(5)(6)	2,161,795
713,000	6.06%, 10/24/2025, (6.06% fixed rate until 10/24/2024; 6 mo. USD SOFR + 1.45% thereafter)(5)	711,698
1,070,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(5)	1,077,347
	Credit Agricole SA
3,525,000	1.25%, 01/26/2027, (1.25% fixed rate until 01/26/2026; 6 mo. USD SOFR + 0.89% thereafter)(1)(5)	3,262,759
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(1)(5)	2,663,159
5,000,000	Credit Suisse AG 1.25%, 08/07/2026	4,560,966

175

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Commercial Banks - 18.4% - (continued)
	Danske Bank AS
$ 7,340,000	1.55%, 09/10/2027, (1.55% fixed rate until 09/10/2026; 1 yr. USD CMT + 0.73% thereafter)(1)(5)	$ 6,690,922
2,500,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,519,704
	Deutsche Bank AG
2,000,000	1.45%, 04/01/2025, (1.45% fixed rate until 04/01/2024; 6 mo. USD SOFR + 1.13% thereafter)(5)	1,983,688
3,390,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	3,101,728
3,745,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	3,440,698
3,350,000	6.12%, 07/14/2026, (6.12% fixed rate until 07/14/2025; 6 mo. USD SOFR + 3.19% thereafter)(5)	3,374,043
2,425,000	Discover Bank 2.45%, 09/12/2024	2,377,046
3,000,000	DNB Bank ASA 1.54%, 05/25/2027, (1.54% fixed rate until 05/25/2026; 1 yr. USD CMT + 0.72% thereafter)(1)(5)	2,751,713
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,360,056
1,415,000	6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(5)	1,472,270
	Goldman Sachs Group, Inc.
2,000,000	1.54%, 09/10/2027, (1.54% fixed rate until 09/10/2026; 6 mo. USD SOFR + 0.82% thereafter)(5)	1,824,376
2,700,000	4.39%, 06/15/2027, (4.39% fixed rate until 06/15/2026; 6 mo. USD SOFR + 1.51% thereafter)(5)	2,667,816
1,100,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(5)	1,083,544
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	5,305,821
	HSBC Holdings PLC
7,455,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(5)	6,857,502
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD Term SOFR + 1.40% thereafter)(5)	3,418,836
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	2,372,697
6,560,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(5)	6,652,858
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(5)	3,647,117
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(5)	2,914,532
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Commercial Banks - 18.4% - (continued)
$ 4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(5)	$ 5,053,461
2,525,000	ING Groep NV 3.87%, 03/28/2026, (3.87% fixed rate until 03/28/2025; 6 mo. USD SOFR + 1.64% thereafter)(5)	2,482,130
2,000,000	Intesa Sanpaolo SpA 3.25%, 09/23/2024(1)	1,968,872
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,951,223
4,000,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(5)	3,993,230
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(5)	4,470,217
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	2,444,100
2,050,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	2,109,858
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	2,099,093
2,540,000	KBC Group NV 5.80%, 01/19/2029, (5.80% fixed rate until 01/19/2028; 1 yr. USD CMT + 2.10% thereafter)(1)(5)	2,578,645
3,460,000	KeyBank NA 4.39%, 12/14/2027	3,293,469
	Lloyds Banking Group PLC
1,950,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(5)	1,961,300
2,500,000	5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(5)	2,536,747
	Macquarie Group Ltd.
2,340,000	1.34%, 01/12/2027, (1.34% fixed rate until 01/12/2026; 6 mo. USD SOFR + 1.07% thereafter)(1)(5)	2,160,104
2,065,000	1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(5)	1,870,888
	Manufacturers & Traders Trust Co.
4,620,000	4.65%, 01/27/2026	4,558,292
8,600,000	4.70%, 01/27/2028	8,439,409
	Morgan Stanley
4,990,000	0.86%, 10/21/2025, (0.86% fixed rate until 10/21/2024; 6 mo. USD SOFR + 0.75% thereafter)(5)	4,820,519
3,000,000	1.51%, 07/20/2027, (1.51% fixed rate until 07/20/2026; 6 mo. USD SOFR + 0.86% thereafter)(5)	2,753,197
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(5)	2,001,893
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	5,036,840
720,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(5)	732,970

176

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Commercial Banks - 18.4% - (continued)
$ 1,710,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	$ 1,811,174
	NatWest Group PLC
3,335,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(5)	3,063,963
1,455,000	5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(5)	1,472,051
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(5)	5,507,653
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	2,951,095
3,000,000	5.81%, 09/09/2026, (5.81% fixed rate until 09/09/2025; 6 mo. USD SOFR + 2.33% thereafter)(5)	3,020,213
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(5)	2,589,483
	Societe Generale SA
3,500,000	2.23%, 01/21/2026, (2.23% fixed rate until 01/21/2025; 1 yr. USD CMT + 1.05% thereafter)(1)(5)	3,380,975
5,200,000	4.68%, 06/15/2027(1)	5,145,319
2,500,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(5)	2,538,862
	Standard Chartered PLC
2,070,000	1.46%, 01/14/2027, (1.46% fixed rate until 01/14/2026; 1 yr. USD CMT + 1.00% thereafter)(1)(5)	1,907,021
5,425,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	5,578,820
4,755,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(5)	5,122,828
3,000,000	Synchrony Bank 5.63%, 08/23/2027	2,945,093
1,660,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(5)	1,672,534
	UBS Group AG
1,090,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(1)(5)	1,002,466
5,170,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(5)	4,695,721
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 6 mo. USD SOFR + 1.56% thereafter)(1)(5)	3,356,706
2,100,000	4.13%, 04/15/2026(1)	2,054,807
3,005,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(5)	3,120,942
5,230,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(5)	4,818,291
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Commercial Banks - 18.4% - (continued)
	Wells Fargo & Co.
$ 5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	$ 4,790,321
3,000,000	4.54%, 08/15/2026, (4.54% fixed rate until 08/15/2025; 6 mo. USD SOFR + 1.56% thereafter)(5)	2,969,689
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(5)	2,712,698
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	2,622,318
4,320,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(5)	4,413,263
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,248,803
2,500,000	Westpac New Zealand Ltd. 4.90%, 02/15/2028(1)	2,502,302
		329,097,909
	Commercial Services - 0.4%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,731,465
3,825,000	ERAC USA Finance LLC 4.60%, 05/01/2028(1)	3,803,821
	Howard University
500,000	1.99%, 10/01/2025	471,268
655,000	2.52%, 10/01/2025	631,249
		7,637,803
	Construction Materials - 0.2%
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,073,680
	Distribution/Wholesale - 0.1%
2,565,000	LKQ Corp. 5.75%, 06/15/2028	2,616,669
	Diversified Financial Services - 3.9%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,000,000	1.75%, 01/30/2026	931,414
3,420,000	2.45%, 10/29/2026	3,173,248
4,935,000	5.10%, 01/19/2029	4,902,978
4,165,000	6.45%, 04/15/2027(1)	4,308,798
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,733,725
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,192,592
3,050,000	5.25%, 08/11/2025(1)	3,022,323
1,220,000	5.95%, 02/15/2029(1)	1,219,229
2,690,000	Ally Financial, Inc. 3.88%, 05/21/2024	2,674,613
	Aviation Capital Group LLC
4,000,000	4.88%, 10/01/2025(1)	3,933,175
3,000,000	6.75%, 10/25/2028(1)	3,148,194
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,118,188
2,000,000	4.25%, 04/15/2026(1)	1,934,271
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	2,217,710
1,395,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(5)	1,407,250

177

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Diversified Financial Services - 3.9% - (continued)
$ 3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(5)	$ 3,215,214
2,420,000	Charles Schwab Corp. 6.20%, 11/17/2029, (6.20% fixed rate until 11/17/2028; 6 mo. USD SOFR + 1.88% thereafter)(5)	2,529,588
4,125,000	LeasePlan Corp. NV 2.88%, 10/24/2024(1)	4,047,146
2,000,000	Navient Corp. 5.88%, 10/25/2024	1,998,330
3,000,000	Radian Group, Inc. 6.63%, 03/15/2025	3,013,410
	Synchrony Financial
1,245,000	4.38%, 03/19/2024	1,242,425
5,200,000	4.88%, 06/13/2025	5,126,784
	Western Union Co.
4,000,000	1.35%, 03/15/2026	3,693,921
4,925,000	2.85%, 01/10/2025	4,800,866
		70,585,392
	Electric - 3.0%
4,000,000	AES Corp. 1.38%, 01/15/2026	3,709,357
3,575,000	Alliant Energy Finance LLC 5.95%, 03/30/2029(1)	3,715,467
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(4)	2,205,068
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(4)	2,438,998
	Edison International
1,840,000	3.55%, 11/15/2024	1,811,095
4,000,000	4.70%, 08/15/2025	3,964,531
2,180,000	5.25%, 11/15/2028	2,199,543
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,134,317
3,230,000	Enel Finance International NV 1.38%, 07/12/2026(1)	2,952,903
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,598,818
500,000	Metropolitan Edison Co. 5.20%, 04/01/2028(1)	505,358
	Pacific Gas & Electric Co.
2,000,000	4.95%, 06/08/2025	1,990,163
5,150,000	5.45%, 06/15/2027	5,179,129
3,785,000	6.10%, 01/15/2029	3,921,416
10,350,000	Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	10,812,523
3,100,000	Southern Co. 4.48%, 08/01/2024(4)	3,080,566
		53,219,252
	Electronics - 0.9%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,721,561
3,775,000	6.00%, 01/15/2028	3,892,685
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,716,379
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,787,416
		16,118,041
	Entertainment - 0.8%
2,625,000	Caesars Entertainment, Inc. 6.25%, 07/01/2025(1)	2,637,773
696,000	Cinemark USA, Inc. 8.75%, 05/01/2025(1)	700,350
	Warnermedia Holdings, Inc.
5,520,000	3.64%, 03/15/2025	5,414,205
6,490,000	3.76%, 03/15/2027	6,233,290
		14,985,618
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
2,375,000	6.05%, 02/15/2026(1)	2,400,310
7,030,000	6.05%, 04/15/2028(1)	7,132,826
		9,533,136
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Healthcare - Services - 1.2%
$ 3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	$ 2,875,569
4,175,000	HCA, Inc. 3.13%, 03/15/2027	3,969,170
1,265,000	Humana, Inc. 5.75%, 12/01/2028	1,310,073
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028(1)	3,053,890
8,740,000	6.25%, 02/01/2029(1)	9,092,187
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,779,894
		22,080,783
	Insurance - 2.7%
2,485,000	Assured Guaranty U.S. Holdings, Inc. 6.13%, 09/15/2028	2,604,292
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,720,141
7,215,000	5.58%, 01/09/2029(1)	7,274,809
	Brighthouse Financial Global Funding
590,000	1.00%, 04/12/2024(1)	584,614
3,020,000	1.55%, 05/24/2026(1)	2,768,573
2,865,000	1.75%, 01/13/2025(1)	2,757,077
	CNO Global Funding
1,615,000	1.65%, 01/06/2025(1)	1,551,491
2,355,000	1.75%, 10/07/2026(1)(6)	2,145,430
5,100,000	Corebridge Financial, Inc. 3.65%, 04/05/2027	4,895,030
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,708,464
1,870,000	5.90%, 09/19/2028(1)	1,939,062
	Equitable Financial Life Global Funding
2,000,000	1.00%, 01/09/2026(1)	1,838,015
2,020,000	1.40%, 07/07/2025(1)	1,911,946
5,740,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	5,770,350
3,675,000	RGA Global Funding 6.00%, 11/21/2028(1)	3,803,716
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,235,859
		47,508,869
	Internet - 0.1%
1,535,000	Meituan 2.13%, 10/28/2025(1)	1,448,410
	Investment Company Security - 1.1%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	3,961,409
5,560,000	7.00%, 01/15/2027	5,703,882
	FS KKR Capital Corp.
6,075,000	1.65%, 10/12/2024	5,905,009
4,275,000	3.25%, 07/15/2027	3,922,531
		19,492,831
	Iron/Steel - 0.0%
395,000	Steel Dynamics, Inc. 2.40%, 06/15/2025	379,846
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	3,867,370
	Lodging - 0.6%
4,325,000	Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(1)	4,010,646
	Hyatt Hotels Corp.
3,000,000	4.85%, 03/15/2026	2,978,634
1,250,000	5.75%, 01/30/2027	1,278,260
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,577,904
		10,845,444

178

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Media - 0.6%
$ 7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	$ 7,201,313
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,617,143
		9,818,456
	Mining - 0.2%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,992,117
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
4,325,000	2.67%, 12/01/2026	4,044,583
2,090,000	4.13%, 05/01/2025	2,055,024
		6,099,607
	Oil & Gas - 1.2%
	Aker BP ASA
3,355,000	2.00%, 07/15/2026(1)	3,106,777
5,845,000	3.00%, 01/15/2025(1)	5,683,218
1,260,000	5.60%, 06/13/2028(1)	1,281,577
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,603,384
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	3,917,784
4,340,000	7.50%, 01/15/2028(1)	4,605,941
		21,198,681
	Packaging & Containers - 0.7%
	Berry Global, Inc.
5,200,000	1.57%, 01/15/2026	4,853,901
2,000,000	1.65%, 01/15/2027	1,805,673
2,140,000	5.50%, 04/15/2028(1)	2,160,598
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,074,238
		12,894,410
	Pharmaceuticals - 0.5%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,462,391
1,610,000	6.25%, 01/21/2029(1)	1,643,661
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,816,750
755,000	Viatris, Inc. 1.65%, 06/22/2025	717,049
		8,639,851
	Pipelines - 1.8%
	Columbia Pipelines Holding Co. LLC
3,680,000	6.04%, 08/15/2028(1)	3,808,360
755,000	6.06%, 08/15/2026(1)	772,084
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,053,178
905,000	6.10%, 12/01/2028	946,546
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,011,662
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,424,316
	Targa Resources Corp.
2,775,000	5.20%, 07/01/2027	2,786,361
3,000,000	6.15%, 03/01/2029	3,133,439
	Western Midstream Operating LP
5,725,000	3.10%, 02/01/2025(4)	5,580,615
4,265,000	6.35%, 01/15/2029	4,458,537
		31,975,098
	Real Estate - 0.4%
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,395,401
	Real Estate Investment Trusts - 3.9%
	American Tower Corp.
3,250,000	1.60%, 04/15/2026	3,023,001
3,500,000	5.50%, 03/15/2028	3,575,489
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Real Estate Investment Trusts - 3.9% - (continued)
$ 6,335,000	American Tower Trust I 5.49%, 03/15/2028(1)	$ 6,417,982
3,890,000	Brandywine Operating Partnership LP 4.10%, 10/01/2024	3,827,813
2,645,000	Corporate Office Properties LP 2.25%, 03/15/2026	2,484,788
	Crown Castle, Inc.
8,600,000	1.05%, 07/15/2026	7,801,767
4,875,000	4.80%, 09/01/2028	4,811,115
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	2,990,185
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,863,360
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,270,658
3,325,000	Piedmont Operating Partnership LP 9.25%, 07/20/2028	3,532,043
5,000,000	Realty Income Corp. 4.75%, 02/15/2029	4,977,714
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	904,463
1,390,000	1.88%, 07/15/2050(1)	1,292,373
1,745,000	2.84%, 01/15/2050(1)	1,689,819
4,020,000	Scentre Group Trust 1/Scentre Group Trust 2 3.63%, 01/28/2026(1)	3,909,450
3,700,000	Ventas Realty LP 2.65%, 01/15/2025	3,604,411
1,985,000	VICI Properties LP 4.38%, 05/15/2025	1,952,212
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,820,485
		69,749,128
	Retail - 0.4%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,432,709
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,795,875
2,865,000	Nordstrom, Inc. 2.30%, 04/08/2024	2,836,350
		7,064,934
	Savings & Loans - 0.2%
4,000,000	Nationwide Building Society 6.56%, 10/18/2027, (6.56% fixed rate until 10/18/2026; 6 mo. USD SOFR + 1.91% thereafter)(1)(5)	4,125,631
	Semiconductors - 0.5%
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,846,554
815,000	5.75%, 02/15/2029	844,218
860,000	NXP BV/NXP Funding LLC 4.88%, 03/01/2024	859,240
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,225,310
		8,775,322
	Software - 0.3%
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,907,869
1,784,000	PTC, Inc. 3.63%, 02/15/2025(1)	1,746,849
		5,654,718
	Telecommunications - 0.4%
70,000	Motorola Solutions, Inc. 4.00%, 09/01/2024	69,527
7,450,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	7,408,873
		7,478,400
	Trucking & Leasing - 1.1%
	DAE Funding LLC
6,400,000	1.55%, 08/01/2024(1)	6,236,332
1,450,000	2.63%, 03/20/2025(1)	1,391,580
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,791,855
1,425,000	2.70%, 11/01/2024(1)	1,393,452

179

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 51.1% - (continued)
	Trucking & Leasing - 1.1% - (continued)
$ 2,065,000	3.45%, 07/01/2024(1)	$ 2,045,410
2,275,000	4.40%, 07/01/2027(1)	2,224,937
2,645,000	5.70%, 02/01/2028(1)	2,701,587
		18,785,153
	Total Corporate Bonds (cost $928,733,662)	$ 916,923,051
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM-CR Insured) 5.45%, 08/15/2028	$ 1,860,398
	Total Municipal Bonds (cost $1,853,068)	$ 1,860,398
SENIOR FLOATING RATE INTERESTS - 16.7%(7)
	Advertising - 0.2%
2,732,780	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 2,736,633
98,214	Clear Channel Outdoor Holdings, Inc. 9.07%, 08/21/2026, 3 mo. USD Term SOFR + 3.50%	97,040
495,079	CMG Media Corp. 8.95%, 12/17/2026, 3 mo. USD Term SOFR + 3.50%	458,027
		3,291,700
	Aerospace/Defense - 0.3%
688,275	Barnes Group, Inc. 8.43%, 09/03/2030, 1 mo. USD Term SOFR + 3.00%	687,704
1,081,313	Spirit Aerosystems, Inc. 9.56%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	1,080,188
	TransDigm, Inc.
3,112,463	8.60%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	3,113,802
735,000	8.60%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	735,602
		5,617,296
	Airlines - 0.2%
487,575	Air Canada 9.14%, 08/11/2028, 3 mo. USD Term SOFR + 3.50%	487,497
998,750	American Airlines, Inc. 10.33%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	1,021,911
817,051	Kestrel Bidco, Inc. 8.44%, 12/11/2026, 1 mo. USD Term SOFR + 3.00%	815,237
318,500	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	327,889
896,250	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	915,905
791,737	United Airlines, Inc. 9.20%, 04/21/2028, 1 mo. USD Term SOFR + 3.75%	791,864
		4,360,303
	Apparel - 0.2%
390,216	Birkenstock GmbH & Co. KG 8.89%, 04/28/2028, 3 mo. USD Term SOFR + 3.25%	390,427
1,322,250	Crocs, Inc. 8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	1,321,761
967,687	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	961,639
		2,673,827
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	7.10%, 04/30/2026, 1 mo. EURIBOR + 3.25%	$ 1,370,909
$ 1,127,175	8.33%, 05/06/2030, 1 mo. USD Term SOFR + 3.00%	1,127,175
1,058,449	First Brands Group LLC 10.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,056,354
498,750	Phinia, Inc. 9.43%, 07/03/2028, 1 mo. USD Term SOFR + 4.00%	498,750
		4,053,188
	Beverages - 0.0%
600,187	Sunshine Investments BV 9.63%, 07/12/2029, 3 mo. USD Term SOFR + 4.25%	600,488
	Chemicals - 0.3%
1,183,076	Axalta Coating Systems U.S. Holdings, Inc. 7.85%, 12/20/2029, 3 mo. USD Term SOFR + 2.50%	1,182,887
	Element Solutions, Inc.
1,141,218	7.33%, 01/31/2026, 1 mo. USD Term SOFR + 2.00%	1,138,365
228,596	7.33%, 12/18/2030, 1 mo. USD Term SOFR + 2.00%	227,928
255,880	Nouryon Finance BV 9.47%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	255,294
	Tronox Finance LLC
843,075	8.08%, 03/10/2028, 1 mo. USD Term SOFR + 2.50%	839,070
994,156	8.60%, 04/04/2029, Secured Overnight Financing Rate + 3.25%	992,088
		4,635,632
	Commercial Services - 1.5%
1,876,923	AlixPartners LLP 8.20%, 02/04/2028, 1 mo. USD Term SOFR + 2.75%	1,875,046
914,092	Allied Universal Holdco LLC 9.18%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	902,099
1,216,988	APX Group, Inc. 8.70%, 07/10/2028, U.S. (Fed) Prime Rate + 2.25%	1,215,089
	Belron Finance U.S. LLC
768,275	7.45%, 04/13/2028, 1 mo. USD Term SOFR + 2.00%	768,037
746,250	7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	747,183
374,400	7.83%, 10/30/2026, 3 mo. USD Term SOFR + 2.25%	373,621
475,000	7.88%, 11/13/2025, 3 mo. USD Term SOFR + 2.25%	474,644
EUR 1,443,965	Boels Topholding BV 7.22%, 02/06/2027, 3 mo. EURIBOR + 3.25%	1,559,667
240,000	Boluda Corporacion Maritima SL 7.12%, 07/30/2026, 1 mo. EURIBOR + 3.25%	259,085
$ 498,170	BrightView Landscapes LLC 8.31%, 04/20/2029, 3 mo. USD Term SOFR + 3.00%	497,672
1,013,489	Ensemble RCM LLC 8.32%, 04/30/2024, 1 mo. USD Term SOFR + 3.00%	1,013,276
888,972	Fugue Finance BV 9.39%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	889,958

180

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Commercial Services - 1.5% - (continued)
$ 845,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(8)	$ 844,121
991,959	Hertz Corp. 8.70%, 06/30/2028, 1 mo. USD Term SOFR + 3.25%	980,185
	OMNIA Partners LLC
498,199	9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	499,136
46,801	9.57%, 07/25/2030, 1 mo. USD Term SOFR + 3.75%	46,889
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 6.28%, 07/15/2025, 3 mo. EURIBOR + 2.38%	503,558
	Trans Union LLC
$ 756,787	0.00%, 12/01/2028, 1 mo. USD Term SOFR + 2.00%(8)	754,894
1,262,388	7.19%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	1,259,762
703,432	7.70%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	702,729
3,425,212	United Rentals, Inc. 7.08%, 10/31/2025, 1 mo. USD Term SOFR + 1.75%	3,430,350
	Verisure Holding AB
EUR 2,380,000	6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,560,029
1,510,000	6.95%, 08/06/2026, 3 mo. EURIBOR + 3.00%	1,630,683
$ 592,170	Verscend Holding Corp. 9.45%, 08/27/2025, 1 mo. USD Term SOFR + 4.00%	591,957
2,620,888	WEX, Inc. 7.33%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	2,613,235
		26,992,905
	Construction Materials - 0.7%
984,065	Chamberlain Group, Inc. 8.68%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	972,177
895,233	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	895,010
227,937	Ingersoll-Rand Services Co. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	228,055
1,706,250	Jeld-Wen, Inc. 7.45%, 01/31/2024, 1 mo. USD Term SOFR + 2.00%	1,701,984
	Quikrete Holdings, Inc.
1,908,187	8.07%, 02/01/2027, 1 mo. USD Term SOFR + 2.63%	1,907,099
1,719,375	8.20%, 03/18/2029, 1 mo. USD Term SOFR + 2.75%	1,718,481
2,037,521	Standard Industries, Inc. 7.70%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	2,034,975
1,150,000	Summit Materials LLC 7.83%, 01/12/2029, 1 mo. USD Term SOFR + 2.50%	1,152,875
1,550,301	Zurn Holdings, Inc. 7.45%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,557,836
		12,168,492
	Distribution/Wholesale - 0.4%
	American Builders & Contractors Supply Co., Inc.
1,700,897	7.43%, 01/29/2031, 3 mo. USD Term SOFR + 2.00%	1,698,771
2,489,500	7.43%, 02/29/2024, 1 mo. USD Term SOFR + 2.00%	2,483,276
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Distribution/Wholesale - 0.4% - (continued)
$ 2,129,868	Core & Main LP 7.97%, 07/27/2028, 1 mo. USD Term SOFR + 2.50%	$ 2,126,311
1,012,463	Windsor Holdings III LLC 9.85%, 08/01/2030, 1 mo. USD Term SOFR + 4.50%	1,012,321
		7,320,679
	Diversified Financial Services - 0.6%
1,674,717	Aretec Group, Inc. 9.93%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	1,673,093
1,929,723	Blackhawk Network Holdings, Inc. 8.14%, 06/15/2025, 3 mo. USD Term SOFR + 2.75%	1,924,899
978,346	Deerfield Dakota Holding LLC 9.10%, 04/09/2027, 3 mo. USD Term SOFR + 3.75%	960,001
274,000	Delos Aircraft Designated Activity Co. 7.35%, 10/31/2027, 3 mo. USD Term SOFR + 2.00%	274,411
2,468,590	Fleetcor Technologies Operating Co. LLC 7.18%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,460,888
596,618	NFP Corp. 8.70%, 02/16/2027, 1 mo. USD Term SOFR + 3.25%	596,958
996,725	Russell Investments U.S. Institutional Holdco, Inc. 8.93%, 05/30/2025, 1 mo. USD Term SOFR + 3.50%	933,812
1,900,000	Setanta Aircraft Leasing Designated Activity Co. 7.61%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	1,900,000
		10,724,062
	Electric - 0.1%
1,083,721	ExGen Renewables IV LLC 8.15%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	1,079,484
	Electronics - 0.1%
1,662,272	II-VI, Inc. 8.20%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	1,651,882
803,000	Ingram Micro, Inc. 8.61%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	801,330
		2,453,212
	Engineering & Construction - 0.2%
2,095,306	Brown Group Holding LLC 8.18%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	2,078,711
343,000	Fluidra SA 7.36%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	341,714
872,200	KKR Apple Bidco LLC 8.20%, 09/22/2028, 1 mo. USD Term SOFR + 2.75%	866,313
		3,286,738
	Entertainment - 0.6%
1,022,275	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	1,020,445
1,985,000	Cinemark USA, Inc. 9.09%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	1,982,936
1,930,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,927,105
526,975	Great Canadian Gaming Corp. 9.63%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	527,196

181

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Entertainment - 0.6% - (continued)
$ 1,505,441	Light and Wonder International, Inc. 8.08%, 04/14/2029, 1 mo. USD Term SOFR + 2.75%	$ 1,504,809
100,111	NASCAR Holdings LLC 7.95%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	100,381
395,000	Ontario Gaming GTA LP 9.60%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	395,213
719,050	PENN Entertainment, Inc. 8.18%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	716,677
2,388,580	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	2,385,857
		10,560,619
	Environmental Control - 0.2%
1,470,000	Clean Harbors, Inc. 7.20%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	1,471,499
1,042,743	Covanta Holding Corp. 7.83%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	1,038,343
	Filtration Group Corp.
361,675	8.95%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	361,313
873,400	9.70%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	873,784
		3,744,939
	Food - 0.4%
788,184	B&G Foods, Inc. 7.83%, 10/10/2026, 1 mo. USD Term SOFR + 2.50%	784,369
EUR 1,290,000	Bellis Acquisition Co. PLC 6.88%, 02/16/2026, 6 mo. EURIBOR + 2.75%	1,386,436
$ 1,557,107	CHG PPC Parent LLC 8.45%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,552,249
921,575	Froneri International Ltd. 7.68%, 01/29/2027, 1 mo. USD Term SOFR + 2.25%	919,658
	U.S. Foods, Inc.
878,117	7.45%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	877,897
773,608	7.95%, 11/22/2028, 1 mo. USD Term SOFR + 2.50%	775,689
921,868	UTZ Quality Foods LLC 8.45%, 01/20/2028, 1 mo. USD Term SOFR + 3.00%	920,864
		7,217,162
	Food Service - 0.1%
	Aramark Services, Inc.
951,150	7.20%, 01/15/2027, 1 mo. USD Term SOFR + 1.75%	948,059
1,231,985	7.95%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	1,229,213
363,773	7.95%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	362,638
		2,539,910
	Hand/Machine Tools - 0.1%
922,849	Alliance Laundry Systems LLC 8.93%, 10/08/2027, 3 mo. USD Term SOFR + 3.50%	921,307
	Healthcare - Products - 0.4%
	Avantor Funding, Inc.
EUR 614,398	6.35%, 06/12/2028, 1 mo. EURIBOR + 2.50%	662,871
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Healthcare - Products - 0.4% - (continued)
$ 1,399,317	7.68%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	$ 1,397,218
716,625	Insulet Corp. 8.33%, 02/29/2024, 1 mo. USD Term SOFR + 3.25%	716,983
1,982,305	Medline Borrower LP 8.45%, 10/23/2028, 1 mo. USD Term SOFR + 3.00%	1,977,964
2,198,044	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	2,197,737
		6,952,773
	Healthcare - Services - 0.5%
996,144	ADMI Corp. 8.82%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	946,088
1,462,557	AHP Health Partners, Inc. 8.95%, 08/24/2028, 1 mo. USD Term SOFR + 3.50%	1,463,288
1,214,602	Catalent Pharma Solutions, Inc. 7.45%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,194,489
1,282,162	EyeCare Partners LLC 9.32%, 11/15/2028, 3 mo. USD Term SOFR + 3.75%	675,277
415,306	ICON Luxembourg SARL 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	415,492
	IQVIA, Inc.
EUR 532,882	5.93%, 06/11/2025, 3 mo. EURIBOR + 2.00%	577,446
$ 1,230,000	7.35%, 01/02/2031, 3 mo. USD Term SOFR + 2.00%	1,231,230
1,611,259	Surgery Center Holdings, Inc. 8.83%, 12/19/2030, 1 mo. USD Term SOFR + 3.50%	1,612,773
		8,116,083
	Home Builders - 0.1%
1,249,596	Installed Building Products, Inc. 7.45%, 12/14/2028, 1 mo. USD Term SOFR + 2.00%	1,250,770
1,106,625	Tecta America Corp. 9.45%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,107,145
		2,357,915
	Home Furnishings - 0.1%
1,238,679	Mattress Firm, Inc. 9.86%, 09/25/2028, 6 mo. USD Term SOFR	1,229,129
774,072	Weber-Stephen Products LLC 8.70%, 10/30/2027, 1 mo. USD Term SOFR + 3.25%	698,321
		1,927,450
	Insurance - 1.1%
	Acrisure LLC
2,140,920	9.15%, 02/15/2027, 3 mo. USD Term SOFR + 3.50%	2,128,546
362,600	9.90%, 02/15/2027, 3 mo. USD Term SOFR + 4.25%	362,147
738,801	Alliant Holdings Intermediate LLC 8.83%, 11/06/2030, 1 mo. USD Term SOFR + 3.50%	739,938
435,600	AmWINS Group, Inc. 8.20%, 02/19/2028, 1 mo. USD Term SOFR + 2.75%	433,731
	AssuredPartners, Inc.
289,838	8.83%, 02/12/2027, 1 mo. USD Term SOFR + 3.50%	288,690

182

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Insurance - 1.1% - (continued)
$ 108,628	9.08%, 02/12/2027, 1 mo. USD Term SOFR + 3.75%	$ 108,356
	Asurion LLC
2,748,966	8.70%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	2,735,579
850,937	8.70%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	837,467
1,198,123	9.43%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,181,481
557,193	9.68%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	550,306
1,055,000	10.70%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,009,034
2,491,685	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	2,491,435
1,428,441	Ryan Specialty Group LLC 8.08%, 09/01/2027, 1 mo. USD Term SOFR + 2.75%	1,427,013
3,474,509	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	3,474,092
1,992,580	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	1,989,013
		19,756,828
	Internet - 0.3%
983,823	Endure Digital, Inc. 9.42%, 02/10/2028, 3 mo. USD Term SOFR + 3.50%	954,131
1,654,797	Gen Digital, Inc. 7.43%, 09/12/2029, 1 mo. USD SOFR + 2.00%	1,648,823
	Go Daddy Operating Co. LLC
1,076,679	7.33%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	1,075,850
940,875	7.45%, 08/10/2027, 1 mo. USD Term SOFR + 2.00%	940,056
1,231,707	MH Sub I LLC 9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	1,204,955
		5,823,815
	Investment Company Security - 0.1%
1,820,012	Brookfield WEC Holdings, Inc. 8.09%, 08/01/2025, 1 mo. USD Term SOFR + 2.75%	1,809,201
	IT Services - 0.3%
	Amentum Government Services Holdings LLC
359,525	9.34%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	359,076
617,600	9.45%, 01/29/2027, 1 mo. USD Term SOFR + 4.00%	617,217
740,000	NCR Atleos LLC 10.16%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	738,150
1,856,360	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,851,979
	Science Applications International Corp.
591,410	7.31%, 10/31/2025, 1 mo. USD Term SOFR + 1.88%	591,132
1,067,594	7.31%, 03/12/2027, 1 mo. USD Term SOFR + 1.88%	1,067,369
1,031,214	Tempo Acquisition LLC 8.08%, 08/31/2028, 1 mo. USD Term SOFR + 2.75%	1,030,482
		6,255,405
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Leisure Time - 0.3%
	Carnival Corp.
$ 383,075	8.34%, 08/08/2027, 1 mo. USD Term SOFR + 3.00%	$ 382,788
1,646,400	8.70%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	1,644,852
2,184,000	Hayward Industries, Inc. 8.20%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	2,178,147
965,250	MajorDrive Holdings IV LLC 9.61%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	958,918
		5,164,705
	Lodging - 0.2%
	Four Seasons Hotels Ltd.
1,192,825	0.00%, 11/30/2029, 1 mo. USD Term SOFR + 2.00%(8)	1,192,825
1,058,451	7.93%, 11/30/2029, 1 mo. USD Term SOFR + 2.50%	1,057,795
974,847	Hilton Domestic Operating Company, Inc. 7.44%, 11/08/2030, 1 mo. USD Term SOFR + 2.00%	974,486
982,749	Station Casinos LLC 7.68%, 02/08/2027, 1 mo. USD Term SOFR + 2.25%	979,821
		4,204,927
	Machinery-Diversified - 0.2%
945,543	Gardner Denver, Inc. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	946,034
1,823,821	Vertical U.S. Newco, Inc. 9.08%, 07/30/2027, 6 mo. USD Term SOFR + 3.50%	1,823,055
		2,769,089
	Media - 1.2%
818,235	Altice Financing SA 10.31%, 10/31/2027, 1 mo. USD Term SOFR + 5.00%	814,553
1,984,002	Cable One, Inc. 7.45%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	1,972,217
1,562,149	Charter Communications Operating LLC 7.08%, 02/01/2027, 1 mo. USD Term SOFR + 1.75%	1,556,291
	CSC Holdings LLC
1,058,940	7.95%, 04/15/2027, 1 mo. USD Term SOFR	1,006,374
1,285,527	9.83%, 01/18/2028, 1 mo. USD Term SOFR + 4.50%	1,254,456
216,955	DirecTV Financing, LLC 10.83%, 08/02/2029, 1 mo. USD Term SOFR + 5.25%	216,684
	EW Scripps Co.
676,426	8.01%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	674,031
606,100	8.45%, 01/07/2028, 1 mo. USD Term SOFR + 3.00%	600,730
1,193,748	Gray Television, Inc. 7.97%, 01/02/2026, 1 mo. USD Term SOFR + 2.50%	1,191,301
628,990	Nexstar Broadcasting, Inc. 7.95%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	628,159
815,000	Simon & Schuster, Inc. 9.32%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	815,342
2,630,000	Telenet Financing USD LLC 7.45%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	2,562,620

183

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Media - 1.2% - (continued)
	Virgin Media Bristol LLC
EUR 800,000	7.13%, 01/31/2029, 1 mo. EURIBOR + 3.25%	$ 861,405
$ 2,325,000	7.95%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	2,280,686
585,000	8.70%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	579,788
EUR 1,400,000	Virgin Media SFA Finance Ltd. 6.38%, 01/31/2029, 1 mo. EURIBOR + 2.50%	1,495,248
1,310,000	Ziggo BV 6.93%, 01/31/2029, 6 mo. EURIBOR + 3.00%	1,379,149
$ 1,345,000	Ziggo Financing Partnership 7.95%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	1,313,056
		21,202,090
	Mining - 0.1%
731,250	American Rock Salt Co. LLC 9.45%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	696,881
628,425	Arsenal AIC Parent LLC 9.83%, 08/18/2030, 1 mo. USD Term SOFR + 4.50%	627,640
		1,324,521
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 7.46%, 03/16/2029, 3 mo. EURIBOR + 3.50%	1,598,747
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
$ 1,799,132	8.61%, 03/11/2028, 3 mo. USD Term SOFR + 3.25%	1,785,135
767,337	9.22%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	762,542
1,172,150	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,163,171
1,911,579	TricorBraun Holdings, Inc. 8.70%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,871,512
		5,582,360
	Pharmaceuticals - 0.6%
4,744,794	Elanco Animal Health, Inc. 7.20%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	4,648,570
1,098,041	Gainwell Acquisition Corp. 9.45%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,066,198
1,996,008	Jazz Financing Lux SARL 8.45%, 05/05/2028, 1 mo. USD Term SOFR + 3.00%	1,994,451
1,589,062	Organon & Co. 8.45%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	1,586,091
1,360,611	Pathway Vet Alliance LLC 9.20%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	1,169,486
103,474	PRA Health Sciences, Inc. 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	103,520
323,750	Prestige Brands, Inc. 7.45%, 07/03/2028, 1 mo. USD Term SOFR + 2.00%	324,763
		10,893,079
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Pipelines - 0.5%
	Buckeye Partners LP
$ 151,054	0.00%, 11/01/2026, 1 mo. USD Term SOFR + 2.00%(8)	$ 150,802
465,750	7.68%, 11/01/2026, 1 mo. USD Term SOFR + 2.25%	464,972
904,478	DT Midstream, Inc. 7.45%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	906,034
745,000	GIP Pilot Acquisition Partners LP 8.33%, 10/04/2030, 3 mo. USD Term SOFR + 3.00%	744,687
2,160,304	Medallion Midland Acquisition LLC 8.86%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	2,164,365
743,974	NorthRiver Midstream Finance LP 8.33%, 08/16/2030, 3 mo. USD Term SOFR + 3.00%	743,044
1,026,416	Oryx Midstream Services Permian Basin LLC 8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	1,024,168
2,182,975	UGI Energy Services LLC 8.68%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	2,181,796
267,080	Whitewater Whistler Holdings LLC 8.13%, 02/15/2030, 3 mo. USD Term SOFR + 2.75%	266,746
		8,646,614
	Real Estate Investment Trusts - 0.1%
	Iron Mountain, Inc.
715,000	0.00%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%(8)	710,088
992,105	7.20%, 01/02/2026, 1 mo. USD Term SOFR	987,353
		1,697,441
	Retail - 1.5%
1,732,105	1011778 BC Unlimited Liability Co. 7.58%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	1,722,214
1,953,907	Beacon Roofing Supply, Inc. 7.95%, 05/19/2028, 1 mo. USD Term SOFR + 2.50%	1,954,845
514,598	EG Group Ltd. 11.24%, 02/07/2028, 1 mo. USD Term SOFR + 5.50%	503,020
931,125	Foundation Building Materials Holding Co. LLC 8.82%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	919,486
3,017,225	Great Outdoors Group LLC 9.20%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	3,006,393
993,823	Harbor Freight Tools USA, Inc. 8.20%, 10/19/2027, 1 mo. USD Term SOFR + 2.75%	985,256
1,666,945	IRB Holding Corp 8.08%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	1,662,311
1,693,849	KFC Holding Co. 7.20%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,691,495
1,966,359	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	1,947,678
1,678,100	Les Schwab Tire Centers 8.71%, 11/02/2027, 1 mo. USD Term SOFR + 3.25%	1,673,905
496,568	Medical Solutions Holdings, Inc. 8.68%, 11/01/2028, 1 mo. USD Term SOFR + 3.25%	445,983

184

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Retail - 1.5% - (continued)
$ 1,052,950	Michaels Cos., Inc. 9.86%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	$ 863,609
978,475	Petco Health & Wellness Co., Inc. 8.86%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	917,320
1,121,250	PetSmart, Inc. 9.18%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,114,713
3,954,432	Pilot Travel Centers LLC 7.43%, 08/04/2028, 1 mo. USD Term SOFR + 2.00%	3,947,828
1,967,953	SRS Distribution, Inc. 8.95%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	1,955,653
985,326	White Cap Buyer LLC 9.08%, 10/19/2027, 1 mo. USD Term SOFR + 3.75%	983,868
		26,295,577
	Semiconductors - 0.1%
833,030	Entegris, Inc. 7.85%, 07/06/2029, 1 mo. USD Term SOFR + 2.50%	832,339
1,086,250	MKS Instruments, Inc. 7.85%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	1,078,787
493,638	Synaptics, Inc. 7.87%, 12/02/2028, 3 mo. USD Term SOFR + 2.25%	490,760
		2,401,886
	Software - 1.6%
636,633	Athenahealth Group, Inc. 8.58%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	627,083
1,097,600	CCC Intelligent Solutions, Inc. 7.70%, 09/21/2028, 1 mo. USD Term SOFR + 2.25%	1,094,307
1,551,122	DCert Buyer, Inc. 9.33%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	1,540,373
4,708,189	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	4,705,553
1,883,506	E2open LLC 8.95%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,880,813
525,637	EP Purchaser LLC 9.11%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	521,259
526,620	Epicor Software Corp. 8.70%, 07/30/2027, 1 mo. USD Term SOFR + 3.25%	526,620
675,000	Evertec Group LLC 8.83%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	674,156
2,186,700	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	2,163,193
300,612	Navicure, Inc. 9.45%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	300,425
1,895,746	Open Text Corp. 8.18%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	1,895,518
997,633	Playtika Holding Corp. 8.20%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	993,992
1,072,652	Polaris Newco LLC 9.57%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,044,494
1,436,400	Quartz Acquireco LLC 8.83%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	1,432,809
1,311,232	RealPage, Inc. 8.45%, 04/24/2028, 1 mo. USD Term SOFR + 3.00%	1,282,175
225,998	SS&C European Holdings SARL 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	225,801
1,601,511	SS&C Technologies, Inc. 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	1,600,022
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 16.7%(7) - (continued)
	Software - 1.6% - (continued)
$ 550,739	Surf Holdings LLC 8.95%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	$ 549,974
	Ultimate Software Group, Inc.
1,508,933	8.68%, 05/04/2026, 3 mo. USD Term SOFR + 3.25%	1,508,616
617,587	9.16%, 05/04/2026, 3 mo. USD Term SOFR + 3.75%	617,588
3,443,549	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	3,437,109
		28,621,880
	Telecommunications - 0.3%
2,377,329	Ciena Corp. 7.34%, 10/24/2030, 1 mo. USD Term SOFR + 2.00%	2,382,774
	Lorca Holdco Ltd.
EUR 1,390,000	7.60%, 09/17/2027, 6 mo. EURIBOR + 3.70%	1,499,289
1,002,234	8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,084,295
$ 811,325	Xplornet Communications, Inc. 9.61%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	361,713
571,045	Zacapa SARL 9.35%, 03/22/2029, 3 mo. USD SOFR + 4.00%	567,921
		5,895,992
	Transportation - 0.3%
	First Student Bidco, Inc.
384,030	8.36%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	378,896
1,266,187	8.61%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	1,249,258
2,689,000	Genesee & Wyoming, Inc. 7.45%, 12/30/2026, 3 mo. USD Term SOFR + 2.00%	2,685,423
1,004,136	Savage Enterprises LLC 8.70%, 09/15/2028, 1 mo. USD Term SOFR + 3.25%	1,004,136
		5,317,713
	Total Senior Floating Rate Interests (cost $301,742,592)	$ 298,858,034
U.S. GOVERNMENT AGENCIES - 5.6%
	Mortgage-Backed Agencies - 5.6%
	Federal Home Loan Mortgage Corp. - 1.5%
840,864	1.00%, 05/25/2033	$ 753,295
3,481,311	1.00%, 01/15/2041	3,087,964
1,867,672	1.00%, 05/15/2041	1,709,199
902,332	1.00%, 06/15/2044	824,489
339,637	1.25%, 07/15/2031	334,164
15,814	1.50%, 01/15/2027	15,775
3,835,369	2.00%, 05/15/2040	3,425,486
1,279,957	2.00%, 09/15/2041	1,185,079
2,036,375	2.50%, 12/15/2042	1,833,524
1,486,071	3.00%, 04/01/2031	1,427,160
229,193	3.50%, 04/01/2027	223,357
1,979,254	3.50%, 03/01/2032	1,928,229
69,958	3.50%, 09/15/2043	68,469
1,601,322	3.50%, 07/25/2048	1,506,983
39,590	3.75%, 05/15/2039(4)	39,428
4,471,280	4.00%, 08/15/2054	4,350,024
804,683	4.50%, 07/15/2040	792,887
2,501,606	4.50%, 05/25/2045	2,430,848

185

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 5.6% - (continued)
	Mortgage-Backed Agencies - 5.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 1,724,894	5.00%, 12/25/2048	$ 1,709,492
108,700	6.41%, 11/25/2048, 30 day USD SOFR Average + 1.06%(1)(2)	108,428
		27,754,280
	Federal National Mortgage Association - 3.4%
742,666	1.50%, 11/25/2042	682,778
1,261,445	2.00%, 04/25/2034	1,210,912
2,134,208	2.00%, 12/25/2042	1,827,573
2,598,591	2.50%, 03/25/2035	2,470,688
2,645,103	3.00%, 03/01/2033	2,542,966
2,954,422	3.00%, 02/25/2043	2,707,091
31,599	3.00%, 04/25/2043	30,935
568,492	3.00%, 05/25/2047	540,785
1,603,409	3.25%, 11/25/2043	1,521,510
9,388,579	3.38%, 08/25/2048	8,865,676
191,730	3.50%, 11/01/2026	187,914
710,301	3.50%, 12/01/2026	691,608
122,273	3.50%, 12/01/2028	119,523
2,153,833	3.50%, 10/25/2035	2,065,901
940,697	3.50%, 07/25/2045	910,555
521,708	3.50%, 05/25/2056	493,689
1,878,948	4.00%, 11/25/2041	1,791,727
12,977,843	4.00%, 05/25/2052	12,461,008
4,870,502	4.50%, 05/25/2040	4,848,383
6,334,480	4.50%, 09/25/2040	6,310,421
7,619,275	5.80%, 06/25/2041	7,932,161
		60,213,804
	Government National Mortgage Association - 0.7%
1,282,517	2.00%, 05/20/2046	1,121,446
2,766,164	2.50%, 10/20/2041	2,588,016
1,387,002	2.50%, 07/20/2042	1,299,580
494,207	3.00%, 08/20/2045	465,761
640,748	3.50%, 05/20/2048	606,768
6,867,497	4.50%, 07/20/2048	6,732,784
59,022	5.00%, 08/20/2039	59,293
		12,873,648
	Total U.S. Government Agencies (cost $101,854,462)	$ 100,841,732
U.S. GOVERNMENT SECURITIES - 5.7%
	U.S. Treasury Securities - 5.7%
	U.S. Treasury Notes - 5.7%
44,025,000	2.13%, 05/31/2026	$ 42,088,588
15,000,000	2.63%, 05/31/2027	14,368,945
20,000,000	2.75%, 05/15/2025	19,563,281
10,950,000	3.25%, 06/30/2027	10,701,486
10,000,000	3.88%, 01/15/2026	9,932,031
5,000,000	4.00%, 02/15/2026	4,979,102
	Total U.S. Government Securities (cost $103,079,240)	$ 101,633,433
	Total Long-Term Investments (cost $1,819,084,847)	$ 1,772,750,221
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.2%
$ 3,272,235	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $3,272,717; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $3,337,722		$ 3,272,235
	Securities Lending Collateral - 0.2%
431,119	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(9)		431,119
1,437,062	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(9)		1,437,062
431,119	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(9)		431,119
431,119	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(9)		431,119
			2,730,419
	Total Short-Term Investments (cost $6,002,654)		$ 6,002,654
	Total Investments (cost $1,825,087,501)	99.3%	$ 1,778,752,875
	Other Assets and Liabilities	0.7%	13,108,097
	Total Net Assets	100.0%	$ 1,791,860,972
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $714,161,971, representing 39.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan.

186

The Hartford Short Duration Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,553	03/28/2024	$ 319,384,156	$ 2,981,862
Short position contracts:
U.S. Treasury 5-Year Note Future	1,652	03/28/2024	$ 179,061,312	$ (2,810,230)
U.S. Treasury 10-Year Note Future	639	03/19/2024	71,777,672	(1,147,923)
Total				$ (3,958,153)
Total futures contracts				$ (976,291)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,879,955	USD	2,614,000	EUR	DEUT	02/02/2024	$ 54,770
19,938,464	USD	18,380,496	EUR	TDB	02/29/2024	48,999
2,832,238	USD	2,614,000	EUR	DEUT	03/05/2024	3,046
Total foreign currency contracts						$ 106,815
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 352,633,573	$ —	$ 352,633,573	$ —
Corporate Bonds	916,923,051	—	916,923,051	—
Municipal Bonds	1,860,398	—	1,860,398	—
Senior Floating Rate Interests	298,858,034	—	298,858,034	—
U.S. Government Agencies	100,841,732	—	100,841,732	—
U.S. Government Securities	101,633,433	—	101,633,433	—
Short-Term Investments	6,002,654	2,730,419	3,272,235	—
Foreign Currency Contracts(2)	106,815	—	106,815	—
Futures Contracts(2)	2,981,862	2,981,862	—	—
Total	$ 1,781,841,552	$ 5,712,281	$ 1,776,129,271	$ —
Liabilities
Futures Contracts(2)	$ (3,958,153)	$ (3,958,153)	$ —	$ —
Total	$ (3,958,153)	$ (3,958,153)	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
187

Hartford Small Cap Value Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6%
	Automobiles & Components - 1.7%
65,388	Phinia, Inc.	$ 1,977,333
	Banks - 16.0%
49,095	Bank OZK	2,214,676
97,300	Cadence Bank	2,590,126
88,838	Columbia Banking System, Inc.	1,790,974
95,837	First Hawaiian, Inc.	2,078,705
72,862	First Interstate BancSystem, Inc. Class A	2,005,162
141,507	FNB Corp.	1,865,062
94,859	Home BancShares, Inc.	2,223,495
86,119	Pacific Premier Bancorp, Inc.	2,184,839
84,330	Sandy Spring Bancorp, Inc.	2,055,965
		19,009,004
	Capital Goods - 8.4%
48,818	Air Lease Corp.	2,041,081
76,722	Kennametal, Inc.	1,881,223
18,220	McGrath RentCorp	2,289,343
98,929	REV Group, Inc.	1,931,094
64,142	Spirit AeroSystems Holdings, Inc. Class A*	1,761,339
		9,904,080
	Commercial & Professional Services - 4.8%
131,284	CoreCivic, Inc.*	1,866,858
64,394	Loomis AB	1,762,978
76,796	MillerKnoll, Inc.	2,042,006
		5,671,842
	Consumer Discretionary Distribution & Retail - 1.1%
42,244	Monro, Inc.	1,345,894
	Consumer Durables & Apparel - 8.1%
24,473	Carter's, Inc.	1,851,138
17,311	Helen of Troy Ltd.*	1,982,109
35,180	Kontoor Brands, Inc.	2,062,251
56,149	Steven Madden Ltd.	2,351,520
32,051	Sturm Ruger & Co., Inc.	1,399,347
		9,646,365
	Consumer Services - 6.3%
37,133	Adtalem Global Education, Inc.*	1,874,474
28,636	Cracker Barrel Old Country Store, Inc.	2,214,994
38,640	H&R Block, Inc.	1,809,898
23,272	Monarch Casino & Resort, Inc.	1,604,139
		7,503,505
	Energy - 4.4%
63,504	ChampionX Corp.	1,740,645
102,021	DMC Global, Inc.*	1,736,397
229,227	Select Water Solutions, Inc.	1,781,094
		5,258,136
	Equity Real Estate Investment Trusts (REITs) - 3.8%
149,772	Pebblebrook Hotel Trust REIT	2,279,530
323,394	Piedmont Office Realty Trust, Inc. Class A, REIT	2,199,079
		4,478,609
	Financial Services - 8.4%
68,354	Bread Financial Holdings, Inc.	2,479,199
90,830	Navient Corp.	1,564,093
53,826	PROG Holdings, Inc.*	1,649,229
84,246	Radian Group, Inc.	2,441,449
172,653	Rithm Capital Corp. REIT	1,847,387
		9,981,357
	Health Care Equipment & Services - 5.6%
32,501	Globus Medical, Inc. Class A*	1,715,728
59,976	Omnicell, Inc.*	1,929,428
53,326	Premier, Inc. Class A	1,152,908
206,272	Veradigm, Inc.*	1,883,263
		6,681,327
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.6% - (continued)
	Household & Personal Products - 2.9%
45,175	Edgewell Personal Care Co.	$ 1,673,734
56,895	Energizer Holdings, Inc.	1,799,020
		3,472,754
	Insurance - 7.0%
10,700	Horace Mann Educators Corp.	394,081
33,094	Kemper Corp.	1,985,640
253,735	Lancashire Holdings Ltd.	1,951,860
134,651	ProAssurance Corp.	1,812,402
177,152	SiriusPoint Ltd.*	2,090,394
		8,234,377
	Materials - 1.9%
37,667	Compass Minerals International, Inc.	847,131
120,686	Mativ Holdings, Inc.	1,451,852
		2,298,983
	Media & Entertainment - 1.3%
359,785	National CineMedia, Inc.*(1)	1,471,521
	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
48,611	Halozyme Therapeutics, Inc.*	1,645,482
65,274	Pacira BioSciences, Inc.*	2,127,280
		3,772,762
	Semiconductors & Semiconductor Equipment - 3.5%
53,843	Ichor Holdings Ltd.*	1,949,117
34,992	Silicon Motion Technology Corp. ADR	2,203,796
		4,152,913
	Software & Services - 5.0%
155,031	Adeia, Inc.	1,882,076
21,137	InterDigital, Inc.	2,220,442
172,278	Xperi, Inc.*	1,839,929
		5,942,447
	Utilities - 3.2%
34,444	Spire, Inc.	1,955,386
80,963	UGI Corp.	1,792,521
		3,747,907
	Total Common Stocks (cost $103,811,244)	$ 114,551,116
EXCHANGE-TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
16,120	iShares Russell 2000 Value ETF	$ 2,388,017
	Total Exchange-Traded Funds (cost $2,344,162)	$ 2,388,017
	Total Long-Term Investments (cost $106,155,406)	$ 116,939,133
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.2%
$ 234,111	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $234,145; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $238,809	$ 234,111
	Securities Lending Collateral - 0.1%
25,447	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(2)	25,447
84,825	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(2)	84,825

188

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
25,448	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(2)		$ 25,448
25,448	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(2)		25,448
			161,168
	Total Short-Term Investments (cost $395,279)		$ 395,279
	Total Investments (cost $106,550,685)	98.9%	$ 117,334,412
	Other Assets and Liabilities	1.1%	1,319,920
	Total Net Assets	100.0%	$ 118,654,332
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,977,333	$ 1,977,333	$ —	$ —
Banks	19,009,004	19,009,004	—	—
Capital Goods	9,904,080	9,904,080	—	—
Commercial & Professional Services	5,671,842	3,908,864	1,762,978	—
Consumer Discretionary Distribution & Retail	1,345,894	1,345,894	—	—
Consumer Durables & Apparel	9,646,365	9,646,365	—	—
Consumer Services	7,503,505	7,503,505	—	—
Energy	5,258,136	5,258,136	—	—
Equity Real Estate Investment Trusts (REITs)	4,478,609	4,478,609	—	—
Financial Services	9,981,357	9,981,357	—	—
Health Care Equipment & Services	6,681,327	6,681,327	—	—
Household & Personal Products	3,472,754	3,472,754	—	—
Insurance	8,234,377	8,234,377	—	—
Materials	2,298,983	2,298,983	—	—
Media & Entertainment	1,471,521	1,471,521	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,772,762	3,772,762	—	—
Semiconductors & Semiconductor Equipment	4,152,913	4,152,913	—	—
Software & Services	5,942,447	5,942,447	—	—
Utilities	3,747,907	3,747,907	—	—
Exchange-Traded Funds	2,388,017	2,388,017	—	—
Short-Term Investments	395,279	161,168	234,111	—
Total	$ 117,334,412	$ 115,337,323	$ 1,997,089	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
189

The Hartford Small Company Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 0.8%
45,059	Visteon Corp.*	$ 5,194,852
	Banks - 1.0%
225,791	Cadence Bank	6,010,556
	Capital Goods - 15.8%
25,774	Acuity Brands, Inc.	6,138,336
146,437	Ameresco, Inc. Class A*	2,991,708
91,682	Applied Industrial Technologies, Inc.	16,178,206
329,076	AZEK Co., Inc.*	12,689,170
41,325	Comfort Systems USA, Inc.	8,986,948
46,588	Curtiss-Wright Corp.	10,369,091
348,864	Fluor Corp.*	13,155,661
40,418	Middleby Corp.*	5,701,767
154,592	Rush Enterprises, Inc. Class A	6,942,727
415,235	Shoals Technologies Group, Inc. Class A*	5,468,645
325,809	Zurn Elkay Water Solutions Corp.	9,660,237
		98,282,496
	Commercial & Professional Services - 7.2%
211,530	Aris Water Solutions, Inc. Class A	1,840,311
81,146	Casella Waste Systems, Inc. Class A*	6,925,000
357,289	ExlService Holdings, Inc.*	11,176,000
78,611	TriNet Group, Inc.*	8,938,071
670,104	Verra Mobility Corp.*	16,022,186
		44,901,568
	Consumer Discretionary Distribution & Retail - 1.8%
57,931	Boot Barn Holdings, Inc.*	4,155,970
149,486	Global-e Online Ltd.*	5,646,086
26,907	Tory Burch LLC*(1)(2)	1,150,294
		10,952,350
	Consumer Durables & Apparel - 3.1%
43,321	Crocs, Inc.*	4,396,215
133,373	Skyline Champion Corp.*	9,133,383
126,571	YETI Holdings, Inc.*	5,565,327
		19,094,925
	Consumer Services - 5.7%
123,044	Boyd Gaming Corp.	7,812,064
26,234	Duolingo, Inc.*	4,693,000
229,358	European Wax Center, Inc. Class A*	3,403,673
389,062	Genius Sports Ltd.*	2,610,606
161,224	H&R Block, Inc.	7,551,732
33,010	Wingstop, Inc.	9,279,441
		35,350,516
	Energy - 4.9%
184,704	Cactus, Inc. Class A	7,838,838
45,508	Chord Energy Corp.	6,997,310
131,429	Seadrill Ltd.*	5,680,361
323,248	Viper Energy, Inc.	10,091,803
		30,608,312
	Equity Real Estate Investment Trusts (REITs) - 3.0%
226,789	Phillips Edison & Co., Inc. REIT	7,871,846
98,361	Ryman Hospitality Properties, Inc. REIT	10,809,874
		18,681,720
	Financial Services - 2.2%
253,378	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	6,027,862
78,487	PJT Partners, Inc. Class A	7,548,095
		13,575,957
	Food, Beverage & Tobacco - 1.6%
182,162	Celsius Holdings, Inc.*	9,089,884
11,827	TreeHouse Foods, Inc.*	497,917
		9,587,801
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Health Care Equipment & Services - 10.2%
79,129	Acadia Healthcare Co., Inc.*	$ 6,499,656
44,923	Cross Country Healthcare, Inc.*	954,614
87,691	Glaukos Corp.*	7,807,130
107,801	Haemonetics Corp.*	8,242,464
85,892	HealthEquity, Inc.*	6,491,717
105,288	Inari Medical, Inc.*	5,996,152
36,783	Inspire Medical Systems, Inc.*	7,756,431
283,272	PROCEPT BioRobotics Corp.*(3)	13,115,494
28,789	Shockwave Medical, Inc.*	6,513,511
		63,377,169
	Household & Personal Products - 2.6%
101,394	elf Beauty, Inc.*	16,175,385
	Insurance - 1.1%
584,676	SiriusPoint Ltd.*	6,899,177
	Materials - 2.6%
842,864	Arcadium Lithium PLC*(3)	4,121,605
162,946	Cabot Corp.	11,748,407
		15,870,012
	Media & Entertainment - 3.7%
200,456	Cargurus, Inc.*	4,658,597
187,369	Criteo SA ADR*	4,858,478
891,649	Eventbrite, Inc. Class A*	7,463,102
92,569	Ziff Davis, Inc.*	6,239,151
		23,219,328
	Pharmaceuticals, Biotechnology & Life Sciences - 12.5%
40,492	Akero Therapeutics, Inc.*	875,032
226,775	Amicus Therapeutics, Inc.*	2,818,813
66,339	Apellis Pharmaceuticals, Inc.*	4,198,595
54,511	Blueprint Medicines Corp.*	4,335,260
114,499	Celldex Therapeutics, Inc.*	4,032,655
126,491	Crinetics Pharmaceuticals, Inc.*	4,614,392
75,449	Cytokinetics, Inc.*	5,894,830
243,525	Immatics NV*(3)	2,766,444
54,796	Immunocore Holdings PLC ADR*	3,961,203
93,336	ImmunoGen, Inc.*	2,736,612
62,864	Intellia Therapeutics, Inc.*	1,497,421
75,980	Intra-Cellular Therapies, Inc.*	5,116,493
63,677	Kymera Therapeutics, Inc.*	2,087,332
88,400	Longboard Pharmaceuticals, Inc.*	1,877,616
80,852	Merus NV*	2,884,799
54,928	Morphic Holding, Inc.*	1,740,668
39,767	Prothena Corp. PLC*	1,128,985
76,575	PTC Therapeutics, Inc.*	1,997,842
76,281	Revance Therapeutics, Inc.*	383,693
88,776	Revolution Medicines, Inc.*	2,463,534
207,847	Rocket Pharmaceuticals, Inc.*	5,971,444
40,920	Structure Therapeutics, Inc. ADR*	1,784,930
165,469	Syndax Pharmaceuticals, Inc.*	3,390,460
88,923	Vaxcyte, Inc.*	6,350,881
167,039	Verona Pharma PLC ADR*	3,065,166
		77,975,100
	Semiconductors & Semiconductor Equipment - 3.0%
48,589	MKS Instruments, Inc.	5,172,299
37,935	SiTime Corp.*	4,042,733
60,376	Synaptics, Inc.*	6,448,761
18,733	Universal Display Corp.	3,180,301
		18,844,094
	Software & Services - 11.1%
248,238	Clearwater Analytics Holdings, Inc. Class A*	4,679,286
40,858	CyberArk Software Ltd.*	9,539,526
281,322	DoubleVerify Holdings, Inc.*	11,255,693
102,643	Five9, Inc.*	7,786,498
95,864	Intapp, Inc.*	4,129,821

190

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.5% - (continued)
	Software & Services - 11.1% - (continued)
370,265	Jamf Holding Corp.*		$ 6,864,713
28,745	Manhattan Associates, Inc.*		6,972,387
431,545	PowerSchool Holdings, Inc. Class A*		10,158,570
128,225	Sprout Social, Inc. Class A*		7,864,039
			69,250,533
	Technology Hardware & Equipment - 3.6%
204,915	Calix, Inc.*		6,799,080
54,768	ePlus, Inc.*		4,137,175
18,044	Fabrinet*		3,852,574
50,416	Novanta, Inc.*		7,791,793
			22,580,622
	Total Common Stocks (cost $516,782,377)		$ 606,432,473
EXCHANGE-TRADED FUNDS - 1.5%
	Other Investment Pools & Funds - 1.5%
38,869	iShares Russell 2000 Growth ETF (3)		$ 9,498,417
	Total Exchange-Traded Funds (cost $9,494,553)		$ 9,498,417
	Total Long-Term Investments (cost $526,276,930)		$ 615,930,890
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.3%
$ 1,568,581	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $1,568,812; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $1,600,032		$ 1,568,581
	Securities Lending Collateral - 0.4%
429,224	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(4)		429,224
1,430,744	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(4)		1,430,744
429,223	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(4)		429,223
429,223	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(4)		429,223
			2,718,414
	Total Short-Term Investments (cost $4,286,995)		$ 4,286,995
	Total Investments (cost $530,563,925)	99.7%	$ 620,217,885
	Other Assets and Liabilities	0.3%	1,955,711
	Total Net Assets	100.0%	$ 622,173,596
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,150,294 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$ 2,108,912	$ 1,150,294

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

191

The Hartford Small Company Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 5,194,852	$ 5,194,852	$ —	$ —
Banks	6,010,556	6,010,556	—	—
Capital Goods	98,282,496	98,282,496	—	—
Commercial & Professional Services	44,901,568	44,901,568	—	—
Consumer Discretionary Distribution & Retail	10,952,350	9,802,056	—	1,150,294
Consumer Durables & Apparel	19,094,925	19,094,925	—	—
Consumer Services	35,350,516	35,350,516	—	—
Energy	30,608,312	30,608,312	—	—
Equity Real Estate Investment Trusts (REITs)	18,681,720	18,681,720	—	—
Financial Services	13,575,957	13,575,957	—	—
Food, Beverage & Tobacco	9,587,801	9,587,801	—	—
Health Care Equipment & Services	63,377,169	63,377,169	—	—
Household & Personal Products	16,175,385	16,175,385	—	—
Insurance	6,899,177	6,899,177	—	—
Materials	15,870,012	15,870,012	—	—
Media & Entertainment	23,219,328	23,219,328	—	—
Pharmaceuticals, Biotechnology & Life Sciences	77,975,100	77,975,100	—	—
Semiconductors & Semiconductor Equipment	18,844,094	18,844,094	—	—
Software & Services	69,250,533	69,250,533	—	—
Technology Hardware & Equipment	22,580,622	22,580,622	—	—
Exchange-Traded Funds	9,498,417	9,498,417	—	—
Short-Term Investments	4,286,995	2,718,414	1,568,581	—
Total	$ 620,217,885	$ 617,499,010	$ 1,568,581	$ 1,150,294

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
192

The Hartford Strategic Income Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3%
	Asset-Backed - Automobile - 5.6%
$ 5,750,000	American Credit Acceptance Receivables Trust 3.64%, 05/15/2028(1)	$ 5,492,643
1,115,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	1,129,819
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,173,807
7,725,000	Bridgecrest Lending Auto Securitization Trust 5.53%, 01/18/2028	7,740,951
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,583,226
4,049,000	6.57%, 10/15/2032(1)	4,090,569
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,641,620
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,207,565
	Exeter Automobile Receivables Trust
1,930,000	4.02%, 01/17/2028(1)	1,795,973
3,365,000	9.75%, 11/15/2030(1)	3,632,832
2,040,000	12.07%, 09/16/2030(1)	2,315,348
	Flagship Credit Auto Trust
1,065,000	1.49%, 02/15/2027(1)	1,028,198
4,775,000	10.89%, 07/15/2030(1)	5,206,376
2,991,000	11.44%, 04/15/2030(1)	3,302,333
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,703,293
10,000,000	5.28%, 02/15/2036(1)	10,240,164
	Hertz Vehicle Financing III LLC
4,500,000	9.40%, 09/25/2029(1)	4,741,897
3,000,000	9.44%, 03/25/2030(1)	3,162,997
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,648,919
	Santander Bank Auto Credit-Linked Notes
112,260	3.27%, 12/15/2031(1)	110,136
1,000,000	5.00%, 12/15/2031(1)	966,735
1,200,000	6.17%, 12/15/2031(1)	1,127,440
1,325,000	8.41%, 12/15/2033(1)	1,333,396
2,000,000	9.97%, 05/15/2032(1)	2,061,676
750,000	12.24%, 12/15/2033(1)	754,356
715,000	13.75%, 06/15/2033(1)	737,247
	Santander Drive Auto Receivables Trust
3,049,264	1.13%, 11/16/2026	2,978,484
5,920,000	1.35%, 07/15/2027	5,724,812
2,335,000	5.25%, 04/17/2028	2,340,681
7,175,000	5.73%, 04/17/2028	7,248,089
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,734,548
7,075,000	Tricolor Auto Securitization Trust 13.45%, 06/15/2028(1)	7,518,029
	Westlake Automobile Receivables Trust
1,830,000	3.42%, 04/15/2027(1)	1,756,272
8,830,000	3.66%, 12/15/2027(1)	8,398,679
		126,629,110
	Asset-Backed - Credit Card - 0.6%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,503,535
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
436,087	5.59%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	118,531
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Asset-Backed - Home Equity - 0.2% - (continued)
$ 757,852	5.61%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	$ 206,935
792,444	5.81%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	186,411
515,734	5.91%, 04/25/2047, 1 mo. USD Term SOFR + 0.57%(2)	241,360
1,922,401	Morgan Stanley Mortgage Loan Trust 5.79%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	533,096
	Soundview Home Loan Trust
2,251,000	5.93%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,940,776
85,816	5.95%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	80,337
		3,307,446
	Commercial Mortgage-Backed Securities - 3.1%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	379,115
	BBCMS Mortgage Trust
2,490,000	1.10%, 04/15/2053(3)(4)	133,317
4,284,582	1.73%, 04/15/2053(3)(4)	263,498
1,000,000	4.25%, 02/15/2057(1)	695,412
405,000	6.00%, 02/15/2057	401,455
	Benchmark Mortgage Trust
14,401,139	1.36%, 03/15/2062(3)(4)	703,722
8,638,282	1.63%, 01/15/2054(3)(4)	681,692
675,000	4.00%, 12/15/2056(1)	452,136
1,545,000	7.64%, 12/15/2056(3)	1,651,001
	BPR Trust
3,470,000	8.63%, 11/05/2028(1)(3)	3,653,140
8,245,000	9.51%, 02/15/2024, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,234,346
5,675,000	12.96%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,548,346
1,742,000	BX Commercial Mortgage Trust 8.30%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,677,145
	BX Trust
985,897	9.03%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(2)	991,350
1,120,000	10.38%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	1,010,484
10,165,000	BXSC Commercial Mortgage Trust 9.47%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,012,525
2,260,000	CAMB Commercial Mortgage Trust 8.88%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	2,231,942
180,000	Citigroup Commercial Mortgage Trust 4.73%, 03/11/2047(1)(3)	156,620
1,350,000	Commercial Mortgage Trust 4.80%, 08/10/2047(3)	1,025,703
1,154	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	1,139
	DBJPM Mortgage Trust
17,296,498	1.55%, 08/10/2049(3)(4)	474,339
4,129,898	1.82%, 09/15/2053(3)(4)	228,187
	GS Mortgage Securities Corp. Trust
6,870,000	2.95%, 11/05/2034(1)	5,025,931
1,450,000	10.00%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,414,378

193

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.1% - (continued)
	GS Mortgage Securities Trust
$ 40,863	0.09%, 08/10/2044(1)(3)(4)	$ 0(5)
255,352	0.37%, 07/10/2046(3)(4)	3
7,455,767	0.78%, 02/13/2053(3)(4)	210,093
1,803,408	4.75%, 11/10/2045(1)(3)	1,642,977
175,000	5.13%, 04/10/2047(1)(3)	147,050
	JP Morgan Chase Commercial Mortgage Securities Trust
551,235	2.73%, 10/15/2045(1)(3)	483,445
485,000	3.90%, 12/15/2047(1)(3)	291,000
	Morgan Stanley Capital I Trust
2,055,000	4.28%, 06/15/2050(3)	1,822,087
465,000	5.11%, 07/15/2049(1)(3)	396,440
4,551	5.27%, 10/12/2052(1)(3)	1,684
	MSWF Commercial Mortgage Trust
1,635,000	4.00%, 12/15/2056(1)	1,056,544
1,160,000	7.25%, 12/15/2056(3)	1,187,765
11,252,708	SREIT Trust 8.07%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	10,784,189
15,000	Wells Fargo Commercial Mortgage Trust 4.28%, 05/15/2048(3)	12,621
	Wells Fargo NA
6,479,888	0.71%, 11/15/2062(3)(4)	183,529
28,373,096	0.75%, 11/15/2062(3)(4)	893,596
5,295,358	0.80%, 12/15/2052(3)(4)	173,244
11,815,288	0.99%, 01/15/2063(3)(4)	473,482
9,198,787	1.03%, 05/15/2062(3)(4)	337,817
4,178,698	1.32%, 03/15/2063(3)(4)	222,966
13,730,376	1.88%, 03/15/2063(3)(4)	1,206,010
	WFRBS Commercial Mortgage Trust
39,052	3.02%, 11/15/2047(1)	1,563
2,125,000	4.88%, 11/15/2045(1)(3)	1,929,649
215,000	5.00%, 06/15/2044(1)(3)	114,933
		70,619,610
	Other Asset-Backed Securities - 6.6%
3,775,000	720 East CLO Ltd. 10.55%, 10/15/2036, 3 mo. USD Term SOFR + 5.15%(1)(2)	3,826,147
1,182,121	AASET Trust 6.41%, 01/16/2040(1)	294,897
2,925,000	Affirm Asset Securitization Trust 11.32%, 09/15/2028(1)	2,979,476
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	1,977,771
2,875,000	Ares XLIX CLO Ltd. 11.28%, 07/22/2030, 3 mo. USD Term SOFR + 5.96%(1)(2)	2,729,393
2,183,000	Atlas Senior Loan Fund XI Ltd. 11.34%, 07/26/2031, 3 mo. USD Term SOFR + 6.01%(1)(2)	1,621,102
2,030,000	Bain Capital Credit CLO Ltd. 10.57%, 07/24/2036, 3 mo. USD Term SOFR + 5.25%(1)(2)	2,039,529
305,000	Ballyrock CLO 14 Ltd. 12.58%, 01/20/2034, 3 mo. USD Term SOFR + 7.26%(1)(2)	305,151
4,425,000	Barings CLO Ltd. 11.56%, 07/18/2029, 3 mo. USD Term SOFR + 6.26%(1)(2)	4,392,967
2,981,250	Carlyle U.S. CLO Ltd. 10.88%, 01/20/2030, 3 mo. USD Term SOFR + 5.56%(1)(2)	2,741,155
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	737,052
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
	CIFC Funding Ltd.
$ 2,660,000	10.52%, 04/19/2029, 3 mo. USD Term SOFR + 5.21%(1)(2)	$ 2,536,095
2,270,000	12.43%, 01/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	2,271,056
2,500,000	Dryden 64 CLO Ltd. 11.16%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	2,308,635
17,924	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(3)	14,096
1,312,944	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,212,027
	GoldenTree Loan Management U.S. CLO Ltd.
2,630,000	11.86%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(2)	2,629,798
1,645,000	11.98%, 04/20/2037, 3 mo. USD Term SOFR + 6.00%(1)(2)	1,645,000
1,067,958	GSAMP Trust 5.54%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	606,084
1,078,691	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	505,824
1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	1,612,884
2,825,000	Octagon Investment Partners 27 Ltd. 11.53%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,625,586
5,000,000	Octagon Investment Partners XVI Ltd. 11.33%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,609,785
3,000,000	Octagon Loan Funding Ltd. 11.63%, 11/18/2031, 3 mo. USD Term SOFR + 6.26%(1)(2)	2,789,451
4,910,000	Palmer Square Loan Funding Ltd. 13.09%, 07/20/2029, 3 mo. USD Term SOFR + 7.77%(1)(2)	4,862,707
	Preston Ridge Partners Mortgage LLC
1,265,000	3.47%, 04/25/2026(1)(6)	1,172,015
5,688,000	4.83%, 10/25/2026(1)(6)	5,400,113
	PRET LLC
3,705,000	3.72%, 07/25/2051(1)(6)	3,196,015
6,350,000	3.84%, 07/25/2051(1)(6)	5,652,091
1,890,000	Pretium Mortgage Credit Partners I LLC 3.84%, 06/27/2060(1)(6)	1,680,272
9,920,000	Pretium Mortgage Credit Partners LLC 3.60%, 02/25/2061(1)(6)	8,761,354
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,445,715
5,495,000	Retained Vantage Data Centers Issuer LLC 5.75%, 09/15/2048(1)	5,077,517
1,750,000	SCF Equipment Leasing LLC 7.00%, 07/21/2036(1)	1,534,025
2,000,000	Sound Point CLO XII Ltd. 12.48%, 10/20/2028, 3 mo. USD Term SOFR + 7.16%(1)(2)	1,976,570
3,385,000	Texas Debt Capital CLO Ltd. 8.32%, 04/20/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	3,420,113
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,187,886
13,902,000	VCAT LLC 3.84%, 08/25/2051(1)(6)	12,344,993
1,715,000	Vericrest Opportunity Loan Transferee 4.21%, 08/25/2051(1)(6)	1,350,046

194

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 6.6% - (continued)
$ 12,014,000	Verizon Master Trust 4.73%, 04/21/2031(1)	$ 12,077,770
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,663,788
2,385,000	VOLT C LLC 4.83%, 05/25/2051(1)(6)	1,981,789
2,205,000	VOLT CI LLC 4.83%, 05/25/2051(1)(6)	1,785,230
2,073,305	VOLT XCIII LLC 4.83%, 02/27/2051(1)(6)	1,804,039
5,728,527	VOLT XCIV LLC 4.95%, 02/27/2051(1)(6)	4,937,606
4,195,000	VOLT XCIX LLC 4.95%, 04/25/2051(1)(6)	3,555,321
5,145,000	VOLT XCV LLC 4.95%, 03/27/2051(1)(6)	4,451,577
6,150,000	Webster Park CLO Ltd. 11.08%, 07/20/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	5,764,420
		150,093,933
	Whole Loan Collateral CMO - 4.2%
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,674,721
87,726	Banc of America Mortgage Trust 5.14%, 09/25/2035(3)	74,299
36,877	Bear Stearns ALT-A Trust 5.95%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	33,714
76,411	Bear Stearns ARM Trust 7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	70,743
1,688,000	Bellemeade Re Ltd. 9.94%, 01/26/2032, 30 day USD SOFR Average + 4.60%(1)(2)	1,705,235
410,464	Chase Mortgage Finance Trust 5.50%, 11/25/2035	295,898
234,109	CHL Mortgage Pass-Through Trust 4.43%, 09/25/2047(3)	202,577
	Countrywide Alternative Loan Trust
24,905	5.50%, 12/25/2035, 1 mo. USD Term SOFR + 0.61%(2)	10,742
537,470	5.75%, 05/25/2036	209,589
80,722	5.99%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	70,867
537,808	6.00%, 05/25/2036	280,314
148,679	6.09%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	118,754
59,430	CSMC Trust 3.25%, 04/25/2047(1)(3)	53,906
8,870,000	Eagle RE Ltd. 11.09%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,199,027
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	3,720,817
	Federal National Mortgage Association Connecticut Avenue Securities
1,240,000	8.04%, 01/25/2044, 30 day USD SOFR Average + 2.70%(1)(2)	1,248,300
2,240,000	8.46%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,282,694
9,000,000	8.71%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	9,247,500
6,973,606	8.86%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	7,213,359
2,390,000	9.84%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,522,924
950,000	10.09%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	1,023,963
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 4.2% - (continued)
$ 1,510,000	10.59%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	$ 1,634,478
2,000,000	11.34%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	2,082,425
1,305,000	11.34%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,360,462
3,430,000	11.54%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	3,581,415
1,385,000	11.59%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	1,541,563
2,570,000	12.34%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	2,792,484
1,925,000	12.99%, 01/25/2042, 30 day USD SOFR Average + 7.65%(1)(2)	2,073,967
8,200,000	14.71%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	9,204,500
29,760	GMACM Mortgage Loan Trust 3.48%, 04/19/2036(3)	22,816
225,160	GSR Mortgage Loan Trust 4.72%, 01/25/2036(3)	202,746
795,877	HarborView Mortgage Loan Trust 5.93%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	742,171
	Home RE Ltd.
3,462,000	9.94%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,618,375
6,685,000	10.84%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(2)	7,093,252
15,869	Impac CMB Trust 7.70%, 02/25/2036, 1 mo. USD Term SOFR + 2.36%(2)	15,085
335,494	IndyMac IMSC Mortgage Loan Trust 5.60%, 03/25/2047, 1 mo. USD Term SOFR + 0.26%(2)	225,254
	JP Morgan Mortgage Trust
120,873	4.10%, 05/25/2036(3)	97,015
19,692	4.81%, 04/25/2037(3)	14,332
94,978	5.04%, 11/25/2035(3)	76,669
928,245	Legacy Mortgage Asset Trust 7.25%, 11/25/2059(1)(6)	927,896
2,000,000	LHOME Mortgage Trust 5.61%, 06/25/2026(1)(6)	1,874,912
38,367	MASTR Adjustable Rate Mortgages Trust 5.38%, 11/21/2034(3)	35,696
151,539	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.88%, 06/25/2036(3)	110,544
3,970,000	NYMT Loan Trust 3.56%, 08/25/2061(1)(6)	3,384,289
4,645,000	OSAT Trust 3.97%, 05/25/2065(1)(6)	4,429,155
1,378,795	PMT Credit Risk Transfer Trust 8.35%, 02/27/2024, 1 mo. USD Term SOFR + 3.01%(1)(2)	1,371,552
1,012,782	Preston Ridge Partners Mortgage LLC 7.70%, 11/25/2025(1)(6)	985,740
476,135	Structured Asset Mortgage Investments II Trust 5.91%, 02/25/2036, 1 mo. USD Term SOFR + 0.57%(2)	368,072
4,675,000	Triangle Re Ltd. 10.95%, 10/25/2033, 1 mo. USD Term SOFR + 5.61%(1)(2)	4,935,625

195

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 4.2% - (continued)
$ 12,069	WaMu Mortgage Pass-Through Certificates Trust 6.29%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	$ 10,969
281,589	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	184,789
		96,258,191
	Total Asset & Commercial Mortgage-Backed Securities (cost $474,579,177)	$ 461,411,825
CONVERTIBLE BONDS - 3.4%
	Airlines - 0.1%
1,925,000	Southwest Airlines Co. 1.25%, 05/01/2025	$ 1,976,013
	Auto Manufacturers - 0.1%
1,291,000	Ford Motor Co. 0.00%, 03/15/2026(7)	1,257,886
550,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	504,955
		1,762,841
	Biotechnology - 0.2%
1,800,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	1,730,340
1,151,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	1,235,599
1,735,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	2,015,896
		4,981,835
	Commercial Services - 0.3%
2,518,000	Alarm.com Holdings, Inc. 0.00%, 01/15/2026(7)	2,233,466
1,088,000	Block, Inc. 0.13%, 03/01/2025	1,045,895
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(8)	1,214,442
$ 2,220,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(7)	2,435,118
		6,928,921
	Electric - 0.1%
1,675,000	Southern Co. 3.88%, 12/15/2025(1)	1,667,463
	Energy-Alternate Sources - 0.2%
2,145,000	Enphase Energy, Inc. 0.00%, 03/01/2028(7)	1,805,875
411,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	283,097
2,105,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(7)(9)	1,894,500
		3,983,472
	Engineering & Construction - 0.1%
2,046,000	Fluor Corp. 1.13%, 08/15/2029(1)	2,157,507
	Entertainment - 0.0%
1,370,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(7)	1,143,950
	Healthcare - Products - 0.3%
	Exact Sciences Corp.
1,987,000	0.38%, 03/15/2027	1,835,591
760,000	2.00%, 03/01/2030(1)	839,420
1,617,000	Insulet Corp. 0.38%, 09/01/2026	1,722,105
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.4% - (continued)
	Healthcare - Products - 0.3% - (continued)
$ 1,924,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025	$ 1,804,712
1,700,000	Shockwave Medical, Inc. 1.00%, 08/15/2028(1)	1,781,600
		7,983,428
	Internet - 0.6%
1,775,000	Airbnb, Inc. 0.00%, 03/15/2026(7)	1,610,812
	Etsy, Inc.
445,000	0.13%, 10/01/2026	464,357
1,953,000	0.25%, 06/15/2028	1,535,644
700,000	Meituan 0.00%, 04/27/2028(7)(8)	605,850
	Sea Ltd.
1,940,000	0.25%, 09/15/2026	1,631,540
560,000	2.38%, 12/01/2025	532,000
1,901,000	Snap, Inc. 0.13%, 03/01/2028	1,503,691
	Uber Technologies, Inc.
2,043,000	0.00%, 12/15/2025(7)	2,113,416
2,495,000	0.88%, 12/01/2028(1)	2,779,430
1,750,000	Zillow Group, Inc. 1.38%, 09/01/2026	2,380,570
		15,157,310
	IT Services - 0.2%
2,405,000	Rapid7, Inc. 0.25%, 03/15/2027	2,152,475
275,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	330,550
1,525,000	Zscaler, Inc. 0.13%, 07/01/2025	2,437,712
		4,920,737
	Leisure Time - 0.0%
110,000	Carnival Corp. 5.75%, 12/01/2027	167,145
89,000	Royal Caribbean Cruises Ltd. 6.00%, 08/15/2025	232,337
		399,482
	Lodging - 0.3%
6,125,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	6,102,705
	Machinery-Diversified - 0.1%
1,825,000	Middleby Corp. 1.00%, 09/01/2025	2,152,300
	Miscellaneous Manufacturing - 0.1%
550,000	Axon Enterprise, Inc. 0.50%, 12/15/2027	674,025
2,024,000	John Bean Technologies Corp. 0.25%, 05/15/2026	1,827,874
		2,501,899
	Pharmaceuticals - 0.2%
2,375,000	Dexcom, Inc. 0.25%, 11/15/2025	2,454,562
1,351,000	Jazz Investments I Ltd. 2.00%, 06/15/2026	1,356,404
		3,810,966
	REITS - 0.1%
2,255,000	Welltower OP LLC 2.75%, 05/15/2028(1)	2,431,116
	Semiconductors - 0.1%
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(7)	1,227,400
665,000	0.50%, 03/01/2029(1)	644,718
		1,872,118
	Software - 0.3%
650,000	Bill Holdings, Inc. 0.00%, 12/01/2025(7)	607,750
2,550,000	Ceridian HCM Holding, Inc. 0.25%, 03/15/2026(9)	2,306,220

196

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.4% - (continued)
	Software - 0.3% - (continued)
$ 1,230,000	Datadog, Inc. 0.13%, 06/15/2025	$ 1,741,065
755,000	MongoDB, Inc. 0.25%, 01/15/2026	1,458,282
		6,113,317
	Total Convertible Bonds (cost $79,283,524)	$ 78,047,380
CORPORATE BONDS - 33.3%
	Aerospace/Defense - 0.0%
335,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	$ 363,002
	Agriculture - 0.1%
1,685,000	Kernel Holding SA 6.50%, 10/17/2024(1)	1,476,902
2,290,000	MHP Lux SA 6.25%, 09/19/2029(8)	1,614,450
		3,091,352
	Airlines - 0.1%
2,390,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)(9)	1,705,146
	Apparel - 0.1%
1,580,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)(9)	1,592,969
	Auto Manufacturers - 0.2%
2,500,000	Daimler Truck Finance North America LLC 6.35%, 04/05/2024, 3 mo. USD SOFR + 1.00%(1)(2)	2,501,806
1,443,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(10)(11)	1,327,465
		3,829,271
	Auto Parts & Equipment - 0.3%
	Forvia SE
EUR 2,875,000	2.38%, 06/15/2027(8)	2,888,714
2,805,000	2.75%, 02/15/2027(8)	2,869,459
		5,758,173
	Chemicals - 0.5%
	Braskem Netherlands Finance BV
$ 895,000	4.50%, 01/31/2030(8)	708,112
1,225,000	7.25%, 02/13/2033(1)	1,092,849
200,000	7.25%, 02/13/2033(8)	178,424
1,340,000	8.50%, 01/12/2031(1)	1,276,323
	Itelyum Regeneration SpA
EUR 2,275,000	4.63%, 10/01/2026(8)	2,362,851
1,265,000	4.63%, 10/01/2026(1)	1,313,849
	Sasol Financing USA LLC
$ 2,160,000	4.38%, 09/18/2026	2,018,138
1,935,000	5.50%, 03/18/2031	1,624,290
		10,574,836
	Commercial Banks - 9.2%
	Banca Monte dei Paschi di Siena SpA
EUR 7,040,000	1.88%, 01/09/2026(8)	7,184,874
1,825,000	2.63%, 04/28/2025(8)	1,915,034
2,700,000	7.71%, 01/18/2028, 5 yr. EUR Swap + 5.01%(8)(10)	2,998,646
12,040,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(10)	13,695,001
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 9.2% - (continued)
EUR 2,800,000	Banco de Credito Social Cooperativo SA 1.75%, 03/09/2028, (1.75% fixed rate until 03/09/2027; 1 yr. EUR Swap + 2.15% thereafter)(8)(10)	$ 2,736,043
	Banco de Sabadell SA
1,800,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(8)(10)(11)	1,724,123
1,600,000	5.75%, 03/15/2026, (5.75% fixed rate until 03/15/2026; 5 yr. EUR Swap + 6.20% thereafter)(8)(10)(11)	1,639,524
$ 1,200,000	Banco Santander SA 6.60%, 05/24/2024, 3 mo. USD SOFR + 1.24%(2)	1,203,294
EUR 700,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(8)(10)(11)	816,094
1,365,000	Bank of Cyprus PLC 7.38%, 07/25/2028, (7.38% fixed rate until 07/25/2027; 3 mo. EURIBOR + 4.10% thereafter)(8)(10)	1,530,642
$ 500,000	Bank of Montreal 6.06%, 03/08/2024, 3 mo. USD SOFR + 0.71%(2)	500,186
	Bank of New York Mellon Corp.
1,058,000	3.70%, 03/20/2026, (3.70% fixed rate until 03/20/2026; 5 yr. USD CMT + 3.35% thereafter)(9)(10)(11)	997,139
1,108,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(10)	1,176,081
	Bank of Nova Scotia
2,088,000	4.90%, 06/04/2025, (4.90% fixed rate until 06/04/2025; 5 yr. USD CMT + 4.55% thereafter)(10)(11)	1,988,116
1,919,000	8.00%, 01/27/2084, (8.00% fixed rate until 01/27/2029; 5 yr. USD CMT + 4.02% thereafter)(10)	1,949,585
EUR 1,900,000	Banque Federative du Credit Mutuel SA 3.88%, 06/16/2032, (3.88% fixed rate until 06/16/2027; 5 yr. EUR Swap + 2.20% thereafter)(8)(10)	2,026,083
	Barclays PLC
GBP 2,205,000	5.88%, 09/15/2024, (5.88% fixed rate until 09/15/2024; 4 yr. GBP SONIA Linked ICE Swap + 5.19% thereafter)(8)(10)(11)	2,721,184
$ 1,415,000	6.13%, 12/15/2025, (6.13% fixed rate until 12/15/2025; 5 yr. USD CMT + 5.87% thereafter)(10)(11)	1,341,137
GBP 1,350,000	6.38%, 12/15/2025, (6.38% fixed rate until 12/15/2025; 5 yr. U.K. Government Bond + 6.02% thereafter)(8)(10)(11)	1,625,313
EUR 900,000	BAWAG Group AG 1.88%, 09/23/2030, (1.88% fixed rate until 09/23/2025; 5 yr. EUR Swap + 2.35% thereafter)(8)(10)	898,652
$ 9,015,000	BBVA Bancomer SA 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(10)	9,410,163

197

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 9.2% - (continued)
EUR 5,400,000	Belfius Bank SA 3.63%, 04/16/2025, (3.63% fixed rate until 04/16/2025; 5 yr. EUR Swap + 2.94% thereafter)(8)(10)(11)	$ 5,310,561
	BNP Paribas SA
1,500,000	1.13%, 01/15/2032, (1.13% fixed rate until 01/15/2027; 5 yr. EUR Swap + 1.20% thereafter)(8)(10)	1,476,180
$ 2,010,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(8)(10)(11)	1,608,738
2,410,000	4.63%, 02/25/2031, (4.63% fixed rate until 02/25/2031; 5 yr. USD CMT + 3.34% thereafter)(1)(10)(11)	1,957,322
1,090,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(8)(10)(11)	1,128,593
	BPCE SA
EUR 5,600,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(8)(10)	5,499,768
1,300,000	4.50%, 01/13/2033(8)	1,474,487
$ 2,710,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(10)	2,726,470
	CaixaBank SA
2,000,000	5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 yr. EUR Swap + 4.50% thereafter)(8)(10)(11)	2,046,315
1,450,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(10)	1,537,957
2,160,000	Citigroup, Inc. 4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(9)(10)(11)	2,018,091
	Citizens Financial Group, Inc.
686,000	5.65%, 10/06/2025, (5.65% fixed rate until 10/06/2025; 5 yr. USD CMT + 5.31% thereafter)(9)(10)(11)	669,255
555,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(10)	558,811
EUR 2,200,000	Commerzbank AG 6.13%, 10/09/2025, (6.13% fixed rate until 10/09/2025; 5 yr. EUR Swap + 6.36% thereafter)(8)(10)(11)	2,309,186
2,000,000	Cooperatieve Rabobank UA 3.25%, 12/29/2026, (3.25% fixed rate until 12/29/2026; 5 yr. EUR Swap + 3.70% thereafter)(8)(10)(11)	1,959,638
	Credit Agricole SA
$ 1,875,000	4.75%, 03/23/2029, (4.75% fixed rate until 03/23/2029; 5 yr. USD CMT + 3.24% thereafter)(1)(10)(11)	1,602,514
EUR 1,300,000	7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 yr. EURIBOR ICE Swap + 4.44% thereafter)(8)(10)(11)	1,468,081
	Danske Bank AS
$ 2,400,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(10)	2,253,695
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 5,833,000	4.38%, 05/18/2026, (4.38% fixed rate until 05/18/2026; 5 yr. USD CMT + 3.39% thereafter)(8)(10)(11)	$ 5,315,321
	Deutsche Bank AG
EUR 3,400,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EUR Swap + 4.55% thereafter)(8)(10)(11)	3,094,247
$ 2,155,000	4.88%, 12/01/2032, (4.88% fixed rate until 12/01/2027; 5 yr. USD ICE Swap + 2.55% thereafter)(10)	2,032,371
1,123,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(10)(11)	1,061,153
EUR 2,700,000	FinecoBank Banca Fineco SpA 4.63%, 02/23/2029, (4.63% fixed rate until 02/23/2028; 3 mo. EURIBOR + 1.50% thereafter)(8)(10)	2,993,114
	Freedom Mortgage Corp.
$ 4,515,000	12.00%, 10/01/2028(1)	4,955,551
5,380,000	12.25%, 10/01/2030(1)	5,998,071
2,063,000	Goldman Sachs Group, Inc. 4.95%, 02/10/2025, (4.95% fixed rate until 02/10/2025; 5 yr. USD CMT + 3.22% thereafter)(10)(11)	2,013,698
EUR 1,510,000	Hellenic Bank PCL 10.25%, 06/14/2033, (10.25% fixed rate until 03/14/2028; 5 yr. EUR Swap + 6.85% thereafter)(8)(10)	1,822,621
	HSBC Holdings PLC
$ 2,760,000	2.80%, 05/24/2032, (2.80% fixed rate until 05/24/2031; 6 mo. USD SOFR + 1.19% thereafter)(10)	2,317,591
1,635,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(10)(11)	1,355,937
EUR 690,000	4.75%, 07/04/2029, (4.75% fixed rate until 07/04/2029; 5 yr. EUR Swap + 3.84% thereafter)(8)(10)(11)	686,953
$ 2,200,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(10)	2,402,773
754,000	Huntington Bancshares, Inc. 4.45%, 10/15/2027, (4.45% fixed rate until 10/15/2027; 7 yr. USD CMT + 4.05% thereafter)(10)(11)	678,043
	Intesa Sanpaolo SpA
3,100,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(10)	2,564,766
630,000	6.63%, 06/20/2033(1)	647,422
2,965,000	7.80%, 11/28/2053(1)	3,247,887
515,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(10)	564,205
	JP Morgan Chase & Co.
1,200,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD Term SOFR + 1.51% thereafter)(10)	1,067,523
510,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(10)	518,078

198

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 9.2% - (continued)
EUR 1,400,000	KBC Group NV 4.25%, 10/24/2025, (4.25% fixed rate until 10/24/2025; 5 yr. EUR Swap + 3.59% thereafter)(8)(10)(11)	$ 1,423,457
	Lloyds Banking Group PLC
GBP 635,000	7.88%, 06/27/2029, (7.88% fixed rate until 06/27/2029; 4 yr. GBP SONIA Linked ICE Swap + 5.11% thereafter)(8)(10)(11)	783,410
2,475,000	8.50%, 09/27/2027, (8.50% fixed rate until 09/27/2027; 5 yr. U.K. Government Bond + 5.88% thereafter)(10)(11)	3,159,779
$ 1,880,000	M&T Bank Corp. 5.13%, 11/01/2026, 3 mo. USD LIBOR + 3.52%	1,710,926
EUR 13,300,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(8)(10)	12,558,682
CAD 1,500,000	Morgan Stanley 3.00%, 02/07/2024	1,115,194
EUR 1,000,000	Nova Ljubljanska Banka DD 7.13%, 06/27/2027, (7.13% fixed rate until 06/27/2026; 1 yr. EUR Swap + 3.61% thereafter)(8)(10)	1,139,629
1,300,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(8)(10)	1,584,036
	OTP Bank Nyrt
2,706,000	2.88%, 07/15/2029, (2.88% fixed rate until 07/15/2024; 5 yr. EURIBOR ICE Swap + 3.20% thereafter)(8)(10)	2,853,137
$ 620,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(8)(10)	638,910
EUR 2,090,000	Piraeus Financial Holdings SA 5.50%, 02/19/2030, (5.50% fixed rate until 02/19/2025; 5 yr. EUR Swap + 5.77% thereafter)(8)(10)	2,220,899
1,300,000	Raiffeisen Bank SA 7.00%, 10/12/2027, (7.00% fixed rate until 10/12/2026; 3 mo. EURIBOR + 3.44% thereafter)(8)(10)	1,455,909
	Societe Generale SA
$ 5,130,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(10)(11)	4,531,568
1,105,000	6.69%, 01/10/2034, (6.69% fixed rate until 01/10/2033; 1 yr. USD CMT + 2.95% thereafter)(1)(10)	1,156,505
1,630,000	9.38%, 11/22/2027, (9.38% fixed rate until 11/22/2027; 5 yr. USD CMT + 5.39% thereafter)(1)(10)(11)	1,691,638
2,950,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(10)(11)	3,147,148
2,300,000	Standard Chartered PLC 7.09%, 01/30/2027, 3 mo. USD LIBOR + 1.51%(2)(8)(11)(12)	2,207,229
919,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(10)	954,521
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Commercial Banks - 9.2% - (continued)
	UBS Group AG
$ 830,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(8)(10)(11)	$ 748,972
1,540,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(1)(10)	1,562,262
EUR 1,675,000	7.75%, 03/01/2029, (7.75% fixed rate until 03/01/2028; 1 yr. EURIBOR ICE Swap + 4.95% thereafter)(8)(10)	2,079,403
$ 1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(10)	2,179,724
4,670,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(10)(11)	5,087,087
2,075,000	9.25%, 11/13/2028, (9.25% fixed rate until 11/13/2028; 5 yr. USD CMT + 4.75% thereafter)(1)(10)(11)	2,219,679
EUR 3,390,000	UniCredit SpA 3.88%, 06/03/2027, (3.88% fixed rate until 06/03/2027; 5 yr. EURIBOR ICE Swap + 4.08% thereafter)(8)(10)(11)	3,154,381
400,000	Volksbank Wien AG 7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; 5 yr. EURIBOR ICE Swap + 7.80% thereafter)(8)(10)(11)	426,401
	Wells Fargo & Co.
$ 2,516,000	3.90%, 03/15/2026, (3.90% fixed rate until 03/15/2026; 5 yr. USD CMT + 3.45% thereafter)(10)(11)	2,356,684
1,894,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(10)	1,994,957
		209,162,028
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
450,000	3.10%, 02/02/2031(8)	358,382
1,720,000	4.00%, 07/30/2027(8)	1,576,555
200,000	4.20%, 08/04/2027(8)	184,448
1,735,000	4.38%, 07/03/2029(8)	1,558,071
EUR 2,535,000	House of HR Group BV 9.00%, 11/03/2029(1)	2,801,216
$ 1,153,000	Mersin Uluslararasi Liman Isletmeciligi AS 8.25%, 11/15/2028(1)	1,187,590
EUR 2,495,000	Nexi SpA 1.63%, 04/30/2026(8)	2,544,003
	Verisure Holding AB
308,000	3.25%, 02/15/2027(1)	319,774
555,000	3.88%, 07/15/2026(1)	588,543
410,000	3.88%, 07/15/2026(8)	434,779
	Verisure Midholding AB
2,480,000	5.25%, 02/15/2029(8)	2,554,036
306,000	5.25%, 02/15/2029(1)	315,135
$ 175,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	180,866
		14,603,398

199

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Construction Materials - 0.2%
$ 3,730,000	Cemex SAB de CV 5.13%, 06/08/2026, (5.13% fixed rate until 06/08/2026; 5 yr. USD CMT + 4.53% thereafter)(8)(10)(11)	$ 3,553,760
2,281,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(1)(9)	2,030,090
		5,583,850
	Diversified Financial Services - 2.3%
685,000	AerCap Holdings NV 5.88%, 10/10/2079, (5.88% fixed rate until 10/10/2024; 5 yr. USD CMT + 4.54% thereafter)(10)	680,431
1,542,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(10)(11)	1,351,248
1,916,000	American Express Co. 3.55%, 09/15/2026, (3.55% fixed rate until 09/15/2026; 5 yr. USD CMT + 2.85% thereafter)(10)(11)	1,703,235
1,626,000	Ares Finance Co. III LLC 4.13%, 06/30/2051, (4.13% fixed rate until 06/30/2026; 5 yr. USD CMT + 3.24% thereafter)(1)(10)	1,467,748
2,800,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	2,796,164
660,000	Capital One Financial Corp. 5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(10)	665,796
10,226,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(10)(11)	9,294,925
3,082,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	3,243,805
	Discover Financial Services
1,336,000	6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(10)(11)	1,313,342
4,970,000	7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(10)	5,536,176
450,000	Far East Horizon Ltd. 4.25%, 10/26/2026(8)	411,779
3,003,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	3,048,135
200,000	goeasy Ltd. 9.25%, 12/01/2028(1)	212,445
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(13)(14)	—
4,435,000	Hightower Holding LLC 6.75%, 04/15/2029(1)	4,029,741
1,754,000	LFS Topco LLC 5.88%, 10/15/2026(1)	1,612,545
	Midcap Financial Issuer Trust
1,389,000	5.63%, 01/15/2030(1)	1,184,122
4,280,000	6.50%, 05/01/2028(1)	3,908,881
	PennyMac Financial Services, Inc.
2,748,000	5.75%, 09/15/2031(1)	2,536,137
285,000	7.88%, 12/15/2029(1)	293,540
8,915,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(8)	6,563,046
		51,853,241
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Electric - 3.2%
$ 5,565,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(8)	$ 4,730,619
11,325,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	11,070,603
275,000	AES Andes SA 7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 yr. USD Swap + 4.64% thereafter)(8)(10)	263,780
4,002,037	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(8)	3,419,340
2,935,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(1)	3,034,497
1,955,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(8)	1,842,757
	CMS Energy Corp.
1,712,000	3.75%, 12/01/2050, (3.75% fixed rate until 09/01/2030; 5 yr. USD CMT + 2.90% thereafter)(10)	1,383,101
1,492,000	4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(10)	1,350,877
	Dominion Energy, Inc.
2,241,000	4.35%, 01/15/2027, (4.35% fixed rate until 01/15/2027; 5 yr. USD CMT + 3.20% thereafter)(9)(10)(11)	2,023,753
657,000	4.65%, 12/15/2024, (4.65% fixed rate until 12/15/2024; 5 yr. USD CMT + 2.99% thereafter)(10)(11)	630,642
	Edison International
4,993,000	5.00%, 12/15/2026, (5.00% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.90% thereafter)(10)(11)	4,744,573
6,027,000	5.38%, 03/15/2026, (5.38% fixed rate until 03/15/2026; 5 yr. USD CMT + 4.70% thereafter)(10)(11)	5,798,863
2,728,000	Emera, Inc. 6.75%, 06/15/2076	2,673,025
1,145,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,088,861
	Pacific Gas & Electric Co.
4,071,000	6.70%, 04/01/2053	4,476,605
915,000	6.75%, 01/15/2053	1,006,101
3,880,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(8)	3,542,113
2,250,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(10)	1,980,900
664,000	Southern Co. 4.00%, 01/15/2051, (4.00% fixed rate until 10/15/2025; 5 yr. USD CMT + 3.73% thereafter)(10)	638,132
	Termocandelaria Power Ltd.
3,136,700	7.88%, 01/30/2029(8)	3,073,966
140,000	7.88%, 01/30/2029(1)	137,200
14,395,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(1)	13,963,150
		72,873,458
	Electronics - 0.0%
500,000	Coherent Corp. 5.00%, 12/15/2029(1)	465,003
	Energy-Alternate Sources - 1.7%
	Energo-Pro AS
10,880,000	8.50%, 02/04/2027(1)	10,816,570

200

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Energy-Alternate Sources - 1.7% - (continued)
$ 3,450,000	8.50%, 02/04/2027(8)	$ 3,429,887
1,715,000	11.00%, 11/02/2028(1)	1,792,312
1,070,000	11.00%, 11/02/2028(8)	1,118,236
	FS Luxembourg SARL
8,880,000	8.88%, 02/12/2031(1)	8,776,992
4,940,000	10.00%, 12/15/2025(1)	5,171,157
6,128,125	Greenko Dutch BV 3.85%, 03/29/2026(8)	5,760,437
	Greenko Power II Ltd.
1,552,500	4.30%, 12/13/2028(8)	1,407,139
324,000	4.30%, 12/13/2028(1)	293,664
		38,566,394
	Engineering & Construction - 0.8%
1,778,000	Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029(8)	1,783,139
	IHS Holding Ltd.
1,865,000	5.63%, 11/29/2026(1)	1,682,230
1,570,000	5.63%, 11/29/2026(8)	1,416,140
310,000	6.25%, 11/29/2028(1)	261,377
200,000	6.25%, 11/29/2028(8)	168,630
	International Airport Finance SA
7,513,912	12.00%, 03/15/2033(1)	7,654,047
6,115,640	12.00%, 03/15/2033(8)	6,229,696
		19,195,259
	Entertainment - 0.3%
500,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	512,631
250,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	230,625
920,000	Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 02/15/2031(1)	922,767
EUR 2,405,000	Motion Finco SARL 7.38%, 06/15/2030(8)	2,683,191
$ 1,390,000	Ontario Gaming GTA LP 8.00%, 08/01/2030(1)	1,449,075
		5,798,289
	Environmental Control - 0.1%
2,400,000	Covanta Holding Corp. 4.88%, 12/01/2029(1)	2,086,302
	Food - 0.3%
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(8)	3,780,927
$ 3,340,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	3,499,707
		7,280,634
	Food Service - 0.5%
EUR 11,435,000	Elior Group SA 3.75%, 07/15/2026(8)	11,541,697
	Gas - 0.0%
$ 500,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(1)	514,055
	Hand/Machine Tools - 0.1%
EUR 2,305,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(8)	2,393,416
	Healthcare - Services - 0.1%
2,890,000	Catalent Pharma Solutions, Inc. 2.38%, 03/01/2028(8)	2,771,861
$ 483,000	Humana, Inc. 5.50%, 03/15/2053	482,709
		3,254,570
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Home Builders - 0.2%
$ 1,095,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	$ 1,087,719
	STL Holding Co. LLC
3,201,000	7.50%, 02/15/2026(1)	3,260,218
1,225,000	8.75%, 02/15/2029(1)	1,236,559
		5,584,496
	Insurance - 1.6%
1,530,000	Acrisure LLC/Acrisure Finance, Inc. 8.25%, 02/01/2029(1)	1,535,284
GBP 1,340,000	Admiral Group PLC 8.50%, 01/06/2034(8)	1,847,993
EUR 1,775,000	AIA Group Ltd. 0.88%, 09/09/2033, (0.88% fixed rate until 06/09/2028; 5 yr. EUR Swap + 1.10% thereafter)(8)(10)	1,632,056
$ 2,000,000	Allianz SE 3.50%, 11/17/2025, (3.50% fixed rate until 11/17/2025; 5 yr. USD CMT + 2.97% thereafter)(8)(10)(11)	1,810,504
4,384,000	AssuredPartners, Inc. 5.63%, 01/15/2029(1)	4,117,259
1,000,000	Athene Global Funding 5.34%, 01/15/2027(1)	998,688
	AXA SA
475,000	6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(8)(10)(11)	522,800
3,950,000	8.60%, 12/15/2030	4,728,595
1,527,000	Global Atlantic Fin Co. 4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(10)	1,359,390
1,360,000	HSB Group, Inc. 6.49%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,258,110
	HUB International Ltd.
3,325,000	5.63%, 12/01/2029(1)	3,137,785
890,000	7.38%, 01/31/2032(1)	912,694
3,005,000	La Mondiale SAM 4.80%, 01/18/2048, (4.80% fixed rate until 01/18/2028; 5 yr. USD CMT + 3.24% thereafter)(8)(10)	2,770,454
2,864,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(10)	2,510,176
568,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(10)(11)	621,078
GBP 1,955,000	M&G PLC 5.63%, 10/20/2051, (5.63% fixed rate until 10/20/2031; 5 yr. U.K. Government Bond + 5.00% thereafter)(8)(10)	2,347,854
EUR 1,300,000	Sogecap SA 6.50%, 05/16/2044, (6.50% fixed rate until 11/16/2033; 3 mo. EURIBOR + 4.40% thereafter)(8)(10)	1,526,199

201

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Insurance - 1.6% - (continued)
$ 1,332,000	Sumitomo Life Insurance Co. 5.88%, 01/18/2034, (5.88% fixed rate until 01/18/2034; 5 yr. USD CMT + 2.84% thereafter)(1)(10)(11)	$ 1,331,645
1,155,000	ZhongAn Online P&C Insurance Co. Ltd. 3.50%, 03/08/2026(8)	1,052,395
		36,020,959
	Internet - 0.2%
	Cerved Group SpA
EUR 3,510,000	6.00%, 02/15/2029(1)	3,446,212
1,030,000	9.18%, 02/15/2029, 3 mo. EURIBOR + 5.25%(1)(2)	1,081,687
$ 78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)(9)	77,912
		4,605,811
	Investment Company Security - 0.1%
1,365,000	New Mountain Finance Corp. 6.88%, 02/01/2029	1,362,457
	Iron/Steel - 0.2%
	CSN Resources SA
2,265,000	4.63%, 06/10/2031(8)	1,843,725
2,050,000	5.88%, 04/08/2032(1)	1,762,143
		3,605,868
	Leisure Time - 0.3%
670,000	Carnival Corp. 10.50%, 06/01/2030(1)(9)	735,661
1,123,000	MajorDrive Holdings IV LLC 6.38%, 06/01/2029(1)	950,638
EUR 1,650,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(1)	1,861,168
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	495,057
2,900,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	3,103,000
		7,145,524
	Lodging - 0.4%
1,135,000	Melco Resorts Finance Ltd. 5.75%, 07/21/2028(1)	1,055,532
4,510,000	Studio City Finance Ltd. 5.00%, 01/15/2029(8)	3,850,412
	Wynn Macau Ltd.
1,510,000	5.13%, 12/15/2029(1)	1,343,047
2,335,000	5.63%, 08/26/2028(1)	2,173,691
		8,422,682
	Media - 0.5%
1,162,000	Comcast Corp. 2.89%, 11/01/2051	769,736
	CSC Holdings LLC
1,727,000	4.50%, 11/15/2031(1)	1,239,233
2,610,000	4.63%, 12/01/2030(1)	1,332,210
690,000	11.75%, 01/31/2029(1)	701,705
736,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(10)	653,200
GBP 1,285,000	Virgin Media Secured Finance PLC 4.13%, 08/15/2030(8)	1,385,626
3,770,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(8)	4,359,671
$ 1,635,000	VTR Comunicaciones SpA 4.38%, 04/15/2029(1)	948,300
		11,389,681
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Mining - 0.8%
$ 1,795,000	First Quantum Minerals Ltd. 6.88%, 10/15/2027(1)	$ 1,615,500
1,294,000	Glencore Funding LLC 2.50%, 09/01/2030(1)	1,117,386
4,560,000	Stillwater Mining Co. 4.50%, 11/16/2029(8)	3,581,424
11,265,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	11,516,209
		17,830,519
	Oil & Gas - 2.2%
1,429,000	BP Capital Markets PLC 4.88%, 03/22/2030, (4.88% fixed rate until 03/22/2030; 5 yr. USD CMT + 4.40% thereafter)(10)(11)	1,351,729
900,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	924,367
727,000	Diamondback Energy, Inc. 4.25%, 03/15/2052	583,204
	Ecopetrol SA
4,360,000	4.63%, 11/02/2031	3,594,105
3,300,000	8.38%, 01/19/2036	3,334,485
200,000	8.63%, 01/19/2029	211,440
400,000	8.88%, 01/13/2033	422,264
	Energian Israel Finance Ltd.
116,000	4.88%, 03/30/2026(8)	106,767
3,045,000	5.38%, 03/30/2028(8)	2,653,108
14,464,000	5.88%, 03/30/2031(8)	12,018,311
6,175,000	8.50%, 09/30/2033(8)	5,784,604
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(8)	1,171,369
8,110,000	6.75%, 06/30/2030(8)	7,260,137
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	310,540
	Petroleos de Venezuela SA
290,000	6.00%, 05/16/2024(8)(13)	31,175
125,000	9.00%, 11/17/2021(8)(13)	13,883
	Petroleos Mexicanos
2,305,000	5.95%, 01/28/2031	1,818,976
2,580,000	7.69%, 01/23/2050	1,803,562
250,000	Range Resources Corp. 4.75%, 02/15/2030(1)	232,500
1,124,000	Tullow Oil PLC 10.25%, 05/15/2026(8)	1,035,047
1,500,000	Vital Energy, Inc. 9.75%, 10/15/2030	1,594,899
EUR 1,900,000	Wintershall Dea Finance 2 BV 3.00%, 07/20/2028, (3.00% fixed rate until 07/20/2028; 5 yr. EUR Swap + 3.32% thereafter)(8)(10)(11)	1,806,931
	YPF SA
$ 915,000	6.95%, 07/21/2027(8)	815,471
1,425,000	9.50%, 01/17/2031(1)	1,424,002
		50,302,876
	Oil & Gas Services - 0.2%
6,885,000	Borets Finance DAC 6.00%, 09/17/2026(1)(13)	4,131,000
	Packaging & Containers - 0.3%
EUR 576,347	ARD Finance SA 5.00%, 06/30/2027(1)(15)	300,529
$ 350,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027(1)(9)	261,738

202

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Packaging & Containers - 0.3% - (continued)
$ 3,881,000	Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(1)	$ 3,686,863
4,115,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(8)	3,559,475
		7,808,605
	Pharmaceuticals - 0.7%
	Teva Pharmaceutical Finance Netherlands II BV
EUR 13,285,000	4.38%, 05/09/2030	13,460,501
298,000	4.50%, 03/01/2025	321,153
1,940,000	7.88%, 09/15/2031	2,371,711
		16,153,365
	Pipelines - 0.6%
	AI Candelaria Spain SA
$ 3,910,000	5.75%, 06/15/2033(1)	3,021,417
764,000	5.75%, 06/15/2033(8)	590,374
560,000	Columbia Pipelines Holding Co. LLC 5.68%, 01/15/2034(1)	561,150
	Enbridge, Inc.
2,489,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(10)	2,328,104
435,000	5.99%, 02/16/2024, 3 mo. USD SOFR + 0.63%(2)	435,045
613,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(10)	655,583
1,311,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(10)	1,357,016
681,000	Targa Resources Corp. 4.95%, 04/15/2052	593,101
	Transcanada Trust
3,137,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(10)	2,753,972
659,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD LIBOR + 4.640% thereafter)(10)(12)	633,062
		12,928,824
	Real Estate - 1.0%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(8)	927,794
GBP 2,500,000	2.63%, 04/23/2025(8)	2,930,401
2,198,000	3.38%, 04/23/2028(8)	1,997,141
EUR 4,410,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(8)(10)(11)	3,916,559
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(8)(13)	93,255
7,485,000	3.30%, 01/12/2031(8)(13)	570,731
6,215,000	3.88%, 10/22/2030(8)(13)	511,557
4,900,000	4.80%, 08/06/2030(8)(13)	373,625
EUR 1,260,000	Emeria SASU 7.75%, 03/31/2028(1)	1,306,398
$ 6,305,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(8)	5,335,663
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Real Estate - 1.0% - (continued)
$ 3,585,000	NWD Finance BVI Ltd. 4.13%, 03/10/2028, (4.13% fixed rate until 03/10/2028; 5 yr. USD CMT + 5.86% thereafter)(8)(10)(11)	$ 1,882,125
EUR 3,891,000	Peach Property Finance GmbH 4.38%, 11/15/2025(8)	3,385,028
		23,230,277
	Real Estate Investment Trusts - 0.6%
	Brandywine Operating Partnership LP
$ 6,070,000	3.95%, 11/15/2027	5,486,874
1,570,000	7.80%, 03/15/2028(6)	1,601,071
EUR 1,880,000	Hammerson Ireland Finance DAC 1.75%, 06/03/2027(8)	1,847,393
GBP 2,161,000	Hammerson PLC 7.25%, 04/21/2028(8)	2,829,938
$ 865,000	Kite Realty Group LP 5.50%, 03/01/2034	861,002
585,000	Realty Income Corp. 4.75%, 02/15/2029	582,393
		13,208,671
	Retail - 0.3%
2,059,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(15)	1,955,627
1,299,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	1,180,427
2,081,000	Michaels Cos., Inc. 7.88%, 05/01/2029(1)	1,342,740
GBP 1,920,000	Punch Finance PLC 6.13%, 06/30/2026(8)	2,338,978
$ 355,000	Starbucks Corp. 5.78%, 02/14/2024, 3 mo. USD SOFR + 0.42%(2)	355,012
		7,172,784
	Savings & Loans - 0.0%
974,000	Nationwide Building Society 4.13%, 10/18/2032, (4.13% fixed rate until 10/18/2027; 5 yr. USD ICE Swap + 1.85% thereafter)(1)(10)	896,055
	Software - 0.1%
	TeamSystem SpA
EUR 2,420,000	7.69%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,608,756
750,000	7.69%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(8)	808,499
		3,417,255
	Telecommunications - 2.1%
	Altice France SA
$ 7,430,000	5.13%, 07/15/2029(1)	5,449,369
2,741,000	5.50%, 10/15/2029(1)	2,021,409
987,000	AT&T, Inc. 3.50%, 06/01/2041	782,187
6,180,000	Axian Telecom 7.38%, 02/16/2027(1)	5,818,161
	Frontier Communications Holdings LLC
250,000	5.88%, 10/15/2027(1)	240,464
4,880,000	6.00%, 01/15/2030(1)	4,137,313
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(8)	5,049,812
1,460,000	4.00%, 09/18/2027(1)	1,532,791
	Millicom International Cellular SA
$ 2,052,000	5.13%, 01/15/2028(8)	1,922,339
1,903,500	6.25%, 03/25/2029(8)	1,816,767

203

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.3% - (continued)
	Telecommunications - 2.1% - (continued)
	Network i2i Ltd.
$ 11,920,000	3.98%, 03/03/2026, (3.98% fixed rate until 03/03/2026; 5 yr. USD CMT + 3.39% thereafter)(8)(10)(11)	$ 11,174,955
1,590,000	5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(8)(10)(11)	1,568,138
	Silknet JSC
1,600,000	8.38%, 01/31/2027(1)(9)	1,608,000
200,000	8.38%, 01/31/2027(8)	201,000
EUR 2,685,000	TMNL Holding BV 3.75%, 01/15/2029(1)	2,727,579
	VEON Holdings BV
$ 305,000	3.38%, 11/25/2027(8)	229,238
220,000	3.38%, 11/25/2027(1)	165,444
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	262,382
		46,707,348
	Trucking & Leasing - 0.0%
540,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.35%, 01/12/2027(1)	543,158
	Water - 0.2%
	Aegea Finance SARL
3,125,000	6.75%, 05/20/2029(1)	3,032,996
360,000	6.75%, 05/20/2029(8)	349,401
325,000	9.00%, 01/20/2031(1)	341,819
		3,724,216
	Total Corporate Bonds (cost $750,674,067)	$ 758,278,774
FOREIGN GOVERNMENT OBLIGATIONS - 6.3%
	Angola - 0.3%
	Angola Government International Bonds
6,825,000	8.75%, 04/14/2032(1)	$ 5,856,887
590,000	8.75%, 04/14/2032(8)	506,310
200,000	9.38%, 05/08/2048(8)	160,412
		6,523,609
	Benin - 0.0%
EUR 375,000	Benin Government International Bonds 4.95%, 01/22/2035(1)	317,377
	Bermuda - 0.0%
$ 800,000	Bermuda Government International Bonds 3.38%, 08/20/2050(8)	538,000
	Brazil - 0.8%
	Brazil Notas do Tesouro Nacional
BRL 15,002,000	10.00%, 01/01/2025	3,026,225
7,021,000	10.00%, 01/01/2027	1,421,121
68,846,000	10.00%, 01/01/2031	13,570,551
		18,017,897
	Canada - 0.1%
CAD 3,000,000	Ontario Treasury Bills 4.24%, 04/17/2024(16)	2,207,678
	Chile - 0.2%
CLP 4,530,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(8)	4,715,198
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	$ 4,499,927
	Colombia - 0.8%
	Colombia Government International Bonds
$ 270,000	4.13%, 02/22/2042	182,879
8,240,000	5.00%, 06/15/2045	6,006,429
5,615,000	5.63%, 02/26/2044	4,470,198
2,305,000	8.75%, 11/14/2053	2,514,282
COP 22,810,400,000	Colombia TES 7.00%, 06/30/2032	5,054,273
		18,228,061
	Czech Republic - 0.2%
CZK 118,140,000	Czech Republic Government Bonds 2.50%, 08/25/2028(8)	4,897,381
	Gabon - 0.3%
	Gabon Government International Bonds
$ 200,000	6.63%, 02/06/2031(8)	163,184
5,975,000	6.95%, 06/16/2025(8)	5,741,736
		5,904,920
	Hungary - 0.2%
HUF 2,057,910,000	Hungary Government Bonds 3.00%, 08/21/2030	4,916,176
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 50,229,000,000	7.00%, 09/15/2030	3,253,967
18,530,000,000	7.50%, 06/15/2035	1,246,454
		4,500,421
	Ivory Coast - 0.5%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	873,408
8,440,000	4.88%, 01/30/2032(8)	7,638,930
2,050,000	5.88%, 10/17/2031(8)	1,988,708
		10,501,046
	Mexico - 0.2%
	Mexico Bonos
MXN 60,046,000	5.75%, 03/05/2026	3,220,519
21,183,000	8.50%, 11/18/2038	1,152,671
		4,373,190
	North Macedonia - 0.5%
	North Macedonia Government International Bonds
EUR 665,000	3.68%, 06/03/2026(8)	697,106
9,510,000	6.96%, 03/13/2027(1)	10,769,790
		11,466,896
	Poland - 0.2%
PLN 20,105,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	4,849,642
	Romania - 0.4%
	Romania Government International Bonds
EUR 5,685,000	2.63%, 12/02/2040(1)	4,124,013
5,455,000	2.88%, 04/13/2042(1)	3,957,755
$ 660,000	5.88%, 01/30/2029(1)	666,558
		8,748,326

204

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.3% - (continued)
	South Africa - 0.2%
ZAR 91,100,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	$ 4,482,135
	South Korea - 0.2%
$ 5,000,000	Korea Development Bank 5.61%, 03/09/2024, 3 mo. USD SOFR + 0.25%(2)	4,993,011
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
5,407,000	5.75%, 04/18/2023(8)(13)	2,825,752
400,000	6.20%, 05/11/2027(8)(13)	203,444
7,419,000	6.85%, 03/14/2024(8)(13)	3,791,372
475,000	7.55%, 03/28/2030(8)(13)	239,784
200,000	7.85%, 03/14/2029(8)(13)	101,022
		7,161,374
	Thailand - 0.2%
THB 198,260,000	Thailand Government Bonds 1.60%, 06/17/2035	4,970,592
	Turkey - 0.1%
$ 1,170,000	Turkiye Ihracat Kredi Bankasi AS 7.50%, 02/06/2028(1)	1,159,739
	Ukraine - 0.0%
2,175,000	State Agency of Roads of Ukraine 6.25%, 06/24/2030(8)(13)	539,400
	United Arab Emirates - 0.0%
646,000	Abu Dhabi Government International Bonds 4.13%, 10/11/2047(8)	542,295
	Uruguay - 0.2%
	Uruguay Government International Bonds
UYU 115,939,333	4.38%, 12/15/2028(17)	3,120,528
26,473,936	4.38%, 12/15/2028(17)	712,551
36,655,000	8.50%, 03/15/2028(8)	910,412
		4,743,491
	Venezuela - 0.0%
	Venezuela Government International Bonds
$ 1,224,000	7.75%, 10/13/2049(8)(13)	146,880
380,000	9.00%, 05/07/2023(8)(13)	53,046
800,000	9.25%, 05/07/2028(8)(13)	129,715
1,355,300	12.75%, 08/23/2022(8)(13)	192,173
		521,814
	Total Foreign Government Obligations (cost $152,449,014)	$ 144,319,596
MUNICIPAL BONDS - 0.2%
	Build America Bonds - 0.0%
1,235,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	$ 1,393,599
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	General - 0.1%
$ 625,846	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$ 716,820
1,150,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	1,001,800
		1,718,620
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,205,406
495,000	5.18%, 11/15/2049	477,526
		1,682,932
	Total Municipal Bonds (cost $5,310,953)	$ 4,795,151
SENIOR FLOATING RATE INTERESTS - 9.0%(18)
	Advertising - 0.2%
2,718,668	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	$ 2,722,502
1,285,000	Wood Mackenzie Ltd. 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 4.00%(19)	1,281,787
		4,004,289
	Aerospace/Defense - 0.2%
548,625	Barnes Group, Inc. 8.43%, 09/03/2030, 1 mo. USD Term SOFR + 3.00%	548,170
1,064,089	Cobham Ultra SeniorCo SARL 9.36%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	1,050,788
706,063	Spirit Aerosystems, Inc. 9.56%, 01/15/2027, 3 mo. USD Term SOFR + 4.25%	705,328
	TransDigm, Inc.
1,981,750	8.60%, 08/24/2028, 3 mo. USD Term SOFR + 3.25%	1,982,602
985,000	8.60%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	985,808
		5,272,696
	Airlines - 0.1%
850,000	American Airlines, Inc. 10.33%, 04/20/2028, 3 mo. USD Term SOFR + 4.75%	869,711
479,500	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	493,636
697,500	SkyMiles IP Ltd. 9.07%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	712,796
		2,076,143
	Apparel - 0.1%
910,200	Crocs, Inc. 8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	909,863
794,000	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	789,038
		1,698,901
	Auto Parts & Equipment - 0.2%
827,925	Clarios Global LP 8.33%, 05/06/2030, 1 mo. USD Term SOFR + 3.00%	827,925

205

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
	First Brands Group LLC
$ 1,085,854	10.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	$ 1,083,595
1,000,000	14.07%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	970,000
498,750	Phinia, Inc. 9.43%, 07/03/2028, 1 mo. USD Term SOFR + 4.00%	498,750
		3,380,270
	Beverages - 0.0%
273,250	Pegasus BidCo BV 0.00%, 07/12/2029, 1 mo. USD Term SOFR + 3.75%(19)	273,386
398,524	Sunshine Investments BV 9.63%, 07/12/2029, 3 mo. USD Term SOFR + 4.25%	398,724
		672,110
	Chemicals - 0.2%
758,954	Axalta Coating Systems U.S. Holdings, Inc. 7.85%, 12/20/2029, 3 mo. USD Term SOFR + 2.50%	758,833
EUR 1,405,000	Ineos Finance PLC 0.00%, 01/31/2031, 1 mo. EURIBOR + 4.25%(19)	1,503,200
$ 744,375	Momentive Performance Materials, Inc. 9.83%, 03/29/2028, 1 mo. USD Term SOFR + 4.50%	730,105
268,022	Nouryon Finance BV 9.47%, 04/03/2028, 1 mo. USD Term SOFR + 4.00%	267,408
1,003,108	Tronox Finance LLC 8.08%, 03/10/2028, 1 mo. USD Term SOFR + 2.50%	998,343
		4,257,889
	Commercial Services - 0.6%
2,805	AlixPartners LLP 8.20%, 02/04/2028, 1 mo. USD Term SOFR + 2.75%	2,803
1,007,010	APX Group, Inc. 8.70%, 07/10/2028, U.S. (Fed) Prime Rate + 2.25%	1,005,439
841,541	AVSC Holding Corp. 9.93%, 10/15/2026, 1 mo. USD Term SOFR + 5.50%(15)	827,050
522,375	Belron Finance U.S. LLC 7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	523,028
EUR 862,069	Boels Topholding BV 7.22%, 02/06/2027, 3 mo. EURIBOR + 3.25%	931,144
$ 406,599	Corp. Service Co. 8.18%, 11/02/2029, 1 mo. USD Term SOFR + 2.75%	406,936
471,848	Fugue Finance BV 9.39%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	472,372
635,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(19)	634,340
	OMNIA Partners LLC
479,917	9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	480,819
45,083	9.57%, 07/25/2030, 1 mo. USD Term SOFR + 3.75%	45,168
	Ryan LLC
72,381	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(20)	72,358
687,619	9.83%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	687,406
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Commercial Services - 0.6% - (continued)
	Trans Union LLC
$ 736,866	7.19%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	$ 735,333
654,710	7.70%, 12/01/2028, 1 mo. USD Term SOFR + 2.25%	654,055
EUR 1,445,000	Verisure Holding AB 6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,554,303
$ 405,000	Wand NewCo 3, Inc. 0.00%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%(19)	405,000
1,320,000	WestJet Loyalty LP 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 4.00%(19)	1,306,800
1,552,228	WEX, Inc. 7.33%, 03/31/2028, 1 mo. USD Term SOFR + 2.00%	1,547,695
771,850	WW International, Inc. 8.95%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	449,603
		12,741,652
	Construction Materials - 0.2%
	Chamberlain Group, Inc.
440,000	0.00%, 11/03/2028, 1 mo. USD Term SOFR + 3.75%(19)	437,250
586,030	8.68%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	578,951
599,598	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	599,448
187,163	Ingersoll-Rand Services Co. 7.18%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	187,260
1,183,625	Quikrete Holdings, Inc. 8.07%, 02/01/2027, 1 mo. USD Term SOFR + 2.63%	1,182,950
768,236	Standard Industries, Inc. 7.70%, 09/22/2028, 1 mo. USD Term SOFR + 2.25%	767,276
979,874	Wilsonart LLC 8.70%, 12/31/2026, 3 mo. USD Term SOFR + 3.25%	977,699
		4,730,834
	Distribution/Wholesale - 0.2%
	American Builders & Contractors Supply Co., Inc.
1,000,000	7.43%, 01/29/2031, 3 mo. USD Term SOFR + 2.00%	998,750
976,934	7.43%, 02/29/2024, 1 mo. USD Term SOFR + 2.00%	974,492
1,475,771	Core & Main LP 7.97%, 07/27/2028, 1 mo. USD Term SOFR + 2.50%	1,473,306
982,500	PEARLS (Netherlands) Bidco BV 9.06%, 02/26/2029, 3 mo. USD Term SOFR + 3.75%	973,294
942,637	Windsor Holdings III LLC 9.85%, 08/01/2030, 1 mo. USD Term SOFR + 4.50%	942,506
		5,362,348
	Diversified Financial Services - 0.4%
2,612,137	Aretec Group, Inc. 9.93%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	2,609,603
900,000	Blackhawk Network Holdings, Inc. 12.43%, 06/15/2026, 1 mo. USD Term SOFR + 7.00%	882,000

206

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Diversified Financial Services - 0.4% - (continued)
$ 1,000,000	Citadel Securities LP 0.00%, 07/29/2030, 1 mo. USD Term SOFR + 2.25%(19)	$ 997,630
984,334	Fleetcor Technologies Operating Co. LLC 7.18%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	981,263
997,500	Focus Financial Partners, LLC 8.08%, 06/30/2028, 1 mo. USD Term SOFR + 2.75%	992,513
992,824	HighTower Holdings LLC 9.59%, 04/21/2028, 3 mo. USD Term SOFR + 4.00%	989,726
1,100,000	Jane Street Group LLC 7.95%, 02/29/2024, 1 mo. USD Term SOFR + 2.50%	1,094,962
1,000,000	Setanta Aircraft Leasing Designated Activity Co. 7.61%, 11/05/2028, 3 mo. USD Term SOFR + 2.00%	1,000,000
		9,547,697
	Electric - 0.0%
891,783	ExGen Renewables IV LLC 8.15%, 12/15/2027, 3 mo. USD Term SOFR + 2.50%	888,296
	Electronics - 0.1%
888,304	II-VI, Inc. 8.20%, 07/02/2029, 1 mo. USD Term SOFR + 2.75%	882,752
367,230	Roper Industrial Products Investment Company LLC 9.35%, 11/22/2029, 3 mo. USD Term SOFR + 4.00%	367,263
		1,250,015
	Engineering & Construction - 0.1%
	Brown Group Holding LLC
1,546,681	8.18%, 06/07/2028, 1 mo. USD Term SOFR + 2.75%	1,534,431
901,947	8.37%, 07/02/2029, 3 mo. USD Term SOFR + 3.00%	898,339
		2,432,770
	Entertainment - 0.6%
937,912	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	936,234
800,000	Caesars Entertainment, Inc. 0.00%, 01/24/2031, 1 mo. USD Term SOFR + 2.75%(19)	798,000
992,500	Cinemark USA, Inc. 9.09%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	991,468
1,420,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,417,870
1,443,025	Light and Wonder International, Inc. 8.08%, 04/14/2029, 1 mo. USD Term SOFR + 2.75%	1,442,419
995,378	Maverick Gaming LLC 13.15%, 09/03/2026, 3 mo. USD Term SOFR + 7.50%	676,857
	Motion Finco SARL
EUR 335,000	6.93%, 11/12/2026, 3 mo. EURIBOR + 3.00%	360,336
$ 441,357	8.86%, 11/12/2026, 3 mo. USD Term SOFR + 3.25%	441,247
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Entertainment - 0.6% - (continued)
$ 276,311	NASCAR Holdings LLC 7.95%, 10/19/2026, 1 mo. USD Term SOFR + 2.50%	$ 277,054
380,000	Ontario Gaming GTA LP 9.60%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	380,205
1,019,475	PENN Entertainment, Inc. 8.18%, 05/03/2029, 1 mo. USD Term SOFR + 2.75%	1,016,111
1,003,843	SeaWorld Parks & Entertainment, Inc. 7.83%, 08/25/2028, 1 mo. USD Term SOFR + 2.50%	1,003,662
1,438,182	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	1,436,543
1,207,359	William Morris Endeavor Entertainment LLC 8.20%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,206,043
		12,384,049
	Environmental Control - 0.1%
1,960,000	Clean Harbors, Inc. 7.20%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	1,961,999
873,400	Filtration Group Corp. 9.70%, 10/21/2028, 1 mo. USD Term SOFR + 4.25%	873,785
		2,835,784
	Food - 0.1%
135,000	8th Avenue Food & Provisions, Inc. 13.20%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	108,929
1,017,099	Froneri International Ltd. 7.68%, 01/29/2027, 1 mo. USD Term SOFR + 2.25%	1,014,984
801,667	U.S. Foods, Inc. 7.95%, 11/22/2028, 1 mo. USD Term SOFR + 2.50%	803,823
		1,927,736
	Food Service - 0.0%
608,656	Aramark Services, Inc. 7.95%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	606,757
	Healthcare - Products - 0.2%
601,321	Avantor Funding, Inc. 7.68%, 11/08/2027, 1 mo. USD Term SOFR + 2.25%	600,419
668,325	Bausch & Lomb Corp. 9.33%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	654,958
1,002,290	Insulet Corp. 8.33%, 02/29/2024, 1 mo. USD Term SOFR + 3.25%	1,002,791
1,463,925	Medline Borrower LP 8.45%, 10/23/2028, 1 mo. USD Term SOFR + 3.00%	1,460,719
1,536,257	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	1,536,042
		5,254,929
	Healthcare - Services - 0.3%
494,422	ADMI Corp. 8.82%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	469,577

207

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 1,000,000	Aveanna Healthcare LLC 12.54%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	$ 780,000
783,158	Cano Health LLC 9.46%, 11/23/2027, 3 mo. USD Term SOFR + 4.00%	321,338
	EyeCare Partners LLC
1,311,638	9.32%, 11/15/2028, 3 mo. USD Term SOFR + 3.75%	690,800
790,000	12.32%, 11/15/2029, 3 mo. USD Term SOFR + 6.75%	239,962
343,677	ICON Luxembourg SARL 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	343,831
982,500	Parexel International Corp. 8.70%, 11/15/2028, 1 mo. USD Term SOFR + 3.25%	979,327
575,000	Star Parent, Inc. 9.35%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	561,033
1,820,676	Surgery Center Holdings, Inc. 8.83%, 12/19/2030, 1 mo. USD Term SOFR + 3.50%	1,822,388
		6,208,256
	Home Builders - 0.1%
1,323,476	Tecta America Corp. 9.45%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,324,099
	Home Furnishings - 0.0%
610,000	AI Aqua Merger Sub, Inc. 8.29%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%(20)	609,238
	Insurance - 0.8%
	Acrisure LLC
1,582,743	9.15%, 02/15/2027, 3 mo. USD Term SOFR + 3.50%	1,573,595
916,300	9.90%, 02/15/2027, 3 mo. USD Term SOFR + 4.25%	915,155
	Asurion LLC
908,736	9.43%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	896,113
452,719	9.68%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	447,124
1,440,000	10.70%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,377,259
1,500,000	10.70%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,419,840
	HUB International Ltd.
4,037,983	8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	4,037,579
153,823	8.57%, 04/22/2024, 1 mo. USD Term SOFR + 3.25%	153,808
3,955,871	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	3,955,396
2,271,308	USI, Inc. 8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	2,267,242
		17,043,111
	Internet - 0.2%
980,536	Endure Digital, Inc. 9.42%, 02/10/2028, 3 mo. USD Term SOFR + 3.50%	950,944
497,292	Go Daddy Operating Co. LLC 7.33%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	496,908
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Internet - 0.2% - (continued)
	MH Sub I LLC
$ 3,019,018	9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	$ 2,953,445
545,000	11.58%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	520,927
10,393	Rodan & Fields LLC 13.50%, 05/31/2027, 3 mo. USD Term SOFR + 7.75%	1,975
657,409	Shutterfly, Inc. 6.35%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%(15)	483,610
		5,407,809
	Investment Company Security - 0.1%
976,374	Brookfield WEC Holdings, Inc. 8.09%, 08/01/2025, 1 mo. USD Term SOFR + 2.75%	970,575
313,425	Intrado Corp. 8.83%, 01/31/2030, 1 mo. USD Term SOFR + 3.50%	307,811
1,000,000	NEXUS Buyer LLC 0.00%, 12/13/2028, 1 mo. USD Term SOFR + 4.50%(19)	981,250
		2,259,636
	IT Services - 0.2%
1,433,175	Amentum Government Services Holdings LLC 9.34%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	1,431,384
985,000	NCR Atleos LLC 10.16%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	982,537
1,250,000	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,247,050
990,040	Tempo Acquisition LLC 8.08%, 08/31/2028, 1 mo. USD Term SOFR + 2.75%	989,337
		4,650,308
	Leisure Time - 0.2%
	Carnival Corp.
99,500	8.34%, 08/08/2027, 1 mo. USD Term SOFR + 3.00%	99,425
1,960,000	8.70%, 10/18/2028, 1 mo. USD Term SOFR + 3.25%	1,958,158
1,479,403	Hayward Industries, Inc. 8.20%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	1,475,438
		3,533,021
	Machinery-Diversified - 0.1%
980,223	Vertical U.S. Newco, Inc. 9.08%, 07/30/2027, 6 mo. USD Term SOFR + 3.50%	979,812
	Media - 0.3%
1,051,201	Cable One, Inc. 7.45%, 05/03/2028, 1 mo. USD Term SOFR + 2.00%	1,044,956
	NEP Group, Inc.
340,552	8.70%, 08/19/2026, 1 mo. USD Term SOFR + 3.25%(15)	332,890
1,452,317	9.46%, 12/29/2023, 1 mo. USD Term SOFR + 4.00%	1,376,985
210,000	NEP/NCP Holdco, Inc. 12.45%, 10/19/2026, 1 mo. USD Term SOFR + 7.00%	168,699
870,000	Simon & Schuster, Inc. 9.32%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	870,365

208

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Media - 0.3% - (continued)
$ 1,000,000	Telenet Financing USD LLC 7.45%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	$ 974,380
	Virgin Media Bristol LLC
1,125,000	7.95%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,103,558
1,010,000	8.70%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	1,001,001
		6,872,834
	Metal Fabricate/Hardware - 0.0%
878,189	AZZ, Inc. 9.08%, 05/13/2029, 1 mo. USD Term SOFR + 3.75%	878,918
	Mining - 0.0%
463,837	Arsenal AIC Parent LLC 9.83%, 08/18/2030, 1 mo. USD Term SOFR + 4.50%	463,258
	Miscellaneous Manufacturing - 0.1%
EUR 2,001,017	CeramTec AcquiCo GmbH 7.46%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,150,346
	Oil & Gas Services - 0.0%
$ 90,345	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(13)(15)	903
	Packaging & Containers - 0.2%
2,051,645	Berlin Packaging LLC 9.22%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	2,038,822
1,856,725	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,842,503
994,447	TricorBraun Holdings, Inc. 8.70%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	973,603
		4,854,928
	Pharmaceuticals - 0.2%
1,026,994	Elanco Animal Health, Inc. 7.20%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,006,167
1,333,770	Gainwell Acquisition Corp. 9.45%, 10/01/2027, 3 mo. USD Term SOFR + 4.00%	1,295,091
EUR 1,000,000	IVC Acquisition Ltd. 9.07%, 11/13/2026, 3 mo. EURIBOR + 5.00%	1,081,284
$ 890,443	Organon & Co. 8.45%, 06/02/2028, 1 mo. USD Term SOFR + 3.00%	888,777
587,395	Pathway Vet Alliance LLC 9.20%, 03/31/2027, 1 mo. USD Term SOFR + 3.75%	504,883
85,627	PRA Health Sciences, Inc. 7.86%, 07/03/2028, 3 mo. USD Term SOFR + 2.25%	85,666
		4,861,868
	Pipelines - 0.4%
473,625	AL GCX Holdings LLC 8.94%, 05/17/2029, 1 mo. USD Term SOFR + 3.50%	472,739
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Pipelines - 0.4% - (continued)
$ 421,813	Brazos Delaware II LLC 9.08%, 02/11/2030, 1 mo. USD Term SOFR + 3.75%	$ 420,530
295,814	Buckeye Partners LP 7.68%, 11/01/2026, 1 mo. USD Term SOFR + 2.25%	295,320
1,046,239	DT Midstream, Inc. 7.45%, 06/26/2028, 1 mo. USD Term SOFR + 2.00%	1,048,039
3,572,568	Medallion Midland Acquisition LLC 8.86%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	3,579,285
1,123,334	NorthRiver Midstream Finance LP 8.33%, 08/16/2030, 3 mo. USD Term SOFR + 3.00%	1,121,929
2,013,662	Oryx Midstream Services Permian Basin LLC 8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	2,009,252
980,384	UGI Energy Services LLC 8.68%, 02/22/2030, 1 mo. USD Term SOFR + 3.25%	979,855
		9,926,949
	REITS - 0.0%
595,000	Iron Mountain, Inc. 0.00%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%(19)	590,912
	Retail - 0.6%
992,403	1011778 BC Unlimited Liability Co. 7.58%, 09/20/2030, 1 mo. USD Term SOFR + 2.25%	986,736
767,804	Beacon Roofing Supply, Inc. 7.95%, 05/19/2028, 1 mo. USD Term SOFR + 2.50%	768,173
260,000	Foundation Building Materials Holding Co. LLC 0.00%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%(19)	258,497
1,305,411	Great Outdoors Group LLC 9.20%, 03/06/2028, 1 mo. USD Term SOFR + 3.75%	1,300,724
2,248,628	IRB Holding Corp 8.08%, 12/15/2027, 1 mo. USD Term SOFR + 2.75%	2,242,377
1,565,391	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	1,550,520
1,586,041	Michaels Cos., Inc. 9.86%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	1,300,839
947,530	Petco Health & Wellness Co., Inc. 8.86%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	888,309
1,544,493	PetSmart, Inc. 9.18%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,535,489
588,515	Specialty Building Products Holdings LLC 9.18%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	584,931
	SRS Distribution, Inc.
798,700	8.68%, 06/02/2028, 1 mo. USD Term SOFR + 3.25%	793,461
614,029	8.95%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	610,191
1,035,231	White Cap Buyer LLC 9.08%, 10/19/2027, 1 mo. USD Term SOFR + 3.75%	1,033,699
		13,853,946

209

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Semiconductors - 0.1%
$ 594,590	Entegris, Inc. 7.85%, 07/06/2029, 1 mo. USD Term SOFR + 2.50%	$ 594,097
1,661,250	MKS Instruments, Inc. 7.85%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	1,649,837
		2,243,934
	Software - 1.1%
615,000	Ascend Learning LLC 11.18%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	566,956
1,317,171	Athenahealth Group, Inc. 8.58%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	1,297,414
690,198	Ceridian HCM Holding, Inc. 7.95%, 04/30/2025, 3 mo. USD Term SOFR + 2.50%	690,488
	DCert Buyer, Inc.
508,896	9.33%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	505,369
1,250,000	12.33%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,141,512
2,862,766	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	2,861,163
1,259,505	E2open LLC 8.95%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,257,703
982,500	EP Purchaser LLC 9.11%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	974,316
986,771	Epicor Software Corp. 8.70%, 07/30/2027, 1 mo. USD Term SOFR + 3.25%	986,771
562,500	Evertec Group LLC 8.83%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	561,797
1,970,000	McAfee LLC 9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	1,948,823
1,057,088	Navicure, Inc. 9.45%, 10/22/2026, 1 mo. USD Term SOFR + 4.00%	1,056,433
1,265,365	Open Text Corp. 8.18%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	1,265,213
	Polaris Newco LLC
EUR 980,011	7.96%, 06/02/2028, 3 mo. EURIBOR + 4.00%	1,025,281
$ 1,540,040	9.57%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,499,614
967,575	Quartz Acquireco LLC 8.83%, 06/28/2030, 1 mo. USD Term SOFR + 3.50%	965,156
936,637	SS&C Technologies, Inc. 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	935,757
756,978	Ultimat Software Group, Inc. 0.00%, 01/30/2031, 3 mo. USD Term SOFR + 3.50%(19)	756,032
2,104,200	Ultimate Software Group, Inc. 9.16%, 05/04/2026, 3 mo. USD Term SOFR + 3.75%	2,104,200
2,047,885	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,044,055
		24,444,053
	Telecommunications - 0.3%
992,500	Altice France SA 10.81%, 08/15/2028, 1 mo. USD Term SOFR + 5.50%	900,485
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.0%(18) - (continued)
	Telecommunications - 0.3% - (continued)
$ 990,250	Frontier Communications Corp. 9.20%, 10/08/2027, 1 mo. USD Term SOFR + 3.75%	$ 976,426
EUR 1,836,915	Lorca Holdco Ltd. 8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,987,318
530,000	Matterhorn Telecom SA 0.00%, 09/15/2026, 3 mo. EURIBOR + 2.38%(19)	571,734
$ 1,224,500	Venga Finance SARL 10.40%, 06/28/2029, 3 mo. USD Term SOFR + 4.75%	1,220,288
581,470	Xplornet Communications, Inc. 9.61%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	259,237
1,858,542	Zacapa SARL 9.35%, 03/22/2029, 3 mo. USD SOFR + 4.00%	1,848,376
		7,763,864
	Transportation - 0.1%
	First Student Bidco, Inc.
302,668	8.36%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	298,621
997,927	8.61%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	984,585
925,573	9.45%, 07/21/2028, 3 mo. USD Term SOFR + 4.00%	922,926
		2,206,132
	Total Senior Floating Rate Interests (cost $208,136,684)	$ 204,453,300
U.S. GOVERNMENT AGENCIES - 13.8%
	Mortgage-Backed Agencies - 13.8%
	Federal Home Loan Mortgage Corp. - 2.9%
2,053	0.00%, 11/15/2036(7)(21)	$ 1,671
12,174,225	1.21%, 06/25/2030(3)(4)	698,700
3,880,146	1.24%, 01/25/2030(3)(4)	203,909
2,229,241	1.81%, 04/25/2030(3)(4)	179,386
2,658,480	1.94%, 11/25/2047(3)(4)	223,850
2,355,000	1.96%, 02/25/2047(3)(4)	215,480
4,759,080	2.02%, 10/25/2047(3)(4)	420,766
3,345,000	2.08%, 09/25/2047(3)(4)	142,427
1,150,193	2.09%, 09/25/2046(3)(4)	104,263
1,890,000	2.17%, 08/25/2047(3)(4)	175,886
3,870,000	2.23%, 05/25/2047(3)(4)	175,668
2,605,748	2.33%, 05/25/2047(3)(4)	262,370
16,439	3.00%, 03/15/2033(4)	1,350
1,955,000	3.52%, 06/25/2048(3)(4)	324,165
5,736	4.00%, 07/15/2027(4)	72
90,474	4.50%, 03/15/2041	88,476
43,838	4.75%, 07/15/2039	42,940
15,896,921	5.00%, 09/01/2052	15,736,354
15,178,806	5.00%, 10/01/2052	15,016,486
3,915	5.50%, 08/15/2033	4,011
11,848	6.50%, 07/15/2036	12,077
3,990,000	7.99%, 01/25/2051, 30 day USD SOFR Average + 2.65%(1)(2)	4,152,114
180,000	9.09%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	173,252
4,740,000	9.34%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,522,708
4,285,000	9.69%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	4,536,058
7,940,000	10.59%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	8,548,133

210

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 13.8% - (continued)
	Mortgage-Backed Agencies - 13.8% - (continued)
	Federal Home Loan Mortgage Corp. - 2.9% - (continued)
$ 4,665,000	10.84%, 03/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	$ 5,176,619
3,295,000	12.19%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	2,933,039
2,770,000	13.09%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	2,734,929
		66,807,159
	Federal National Mortgage Association - 0.7%
19,546	0.00%, 06/25/2036(7)(21)	16,996
50,752	1.70%, 04/25/2055(2)(4)	1,789
7,883	2.50%, 06/25/2028(4)	278
38,094	3.00%, 01/25/2028(4)	1,204
26,718	3.16%, 12/01/2026	25,755
21,525	3.24%, 12/01/2026	20,795
19,368	3.50%, 05/25/2030(4)	1,171
20,480	3.87%, 10/01/2025	20,185
30,888	3.89%, 05/01/2030	30,005
11,365	4.00%, 03/25/2042(4)	1,348
1,510	4.50%, 07/25/2027(4)	19
15,191,926	5.00%, 09/01/2052	15,038,479
39,274	5.50%, 04/25/2035	40,480
10,601	5.50%, 04/25/2037	10,975
106,507	5.50%, 06/25/2042(4)	22,666
1,222	5.54%, 05/25/2042(3)(4)	86
		15,232,231
	Government National Mortgage Association - 0.0%
11,213	4.00%, 05/16/2042(4)	1,143
26,870	5.00%, 10/16/2041(4)	4,270
		5,413
	Uniform Mortgage-Backed Security - 10.2%
31,768,000	4.50%, 02/13/2054(22)	30,733,054
65,825,000	5.50%, 02/13/2054(22)	66,066,303
133,000,000	6.00%, 02/13/2054(22)	134,919,715
		231,719,072
	Total U.S. Government Agencies (cost $313,025,899)	$ 313,763,875
U.S. GOVERNMENT SECURITIES - 19.6%
	U.S. Treasury Securities - 19.6%
	U.S. Treasury Bonds - 8.3%
2,200,000	2.25%, 08/15/2046	$ 1,531,320
18,155,000	2.50%, 02/15/2045	13,503,490
66,440,000	3.38%, 11/15/2048	56,512,930
14,845,000	3.63%, 08/15/2043	13,439,364
9,545,000	3.63%, 05/15/2053	8,563,655
24,640,000	3.88%, 02/15/2043	23,153,900
27,970,000	4.00%, 11/15/2042(23)(24)	26,795,478
17,955,000	4.00%, 11/15/2052(23)	17,224,877
27,975,000	4.13%, 08/15/2053	27,463,582
1,257,800	4.75%, 11/15/2053	1,370,806
		189,559,402
	U.S. Treasury Inflation-Protected Bonds - 0.8%
3,588,319	0.13%, 02/15/2052(17)	2,161,822
24,413,332	0.25%, 02/15/2050(17)	15,690,810
		17,852,632
	U.S. Treasury Inflation-Protected Notes - 1.5%
15,970,930	0.13%, 07/15/2030(17)	14,529,958
12,088,632	0.25%, 07/15/2029(17)	11,240,185
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.6% - (continued)
	U.S. Treasury Securities - 19.6% - (continued)
	U.S. Treasury Inflation-Protected Notes - 1.5% - (continued)
$ 1,198,118	1.38%, 07/15/2033(17)	$ 1,165,989
6,942,772	1.75%, 01/15/2034(17)	6,952,671
		33,888,803
	U.S. Treasury Notes - 9.0%
10,305,000	2.75%, 08/15/2032	9,404,118
2,175,000	3.75%, 12/31/2028	2,161,236
79,540,000	3.88%, 11/30/2027	79,322,507
15,415,000	3.88%, 08/15/2033	15,304,205
26,085,000	4.00%, 02/29/2028	26,148,175
72,130,000	4.63%, 11/15/2026	73,211,950
		205,552,191
	Total U.S. Government Securities (cost $455,646,904)	$ 446,853,028
COMMON STOCKS - 0.1%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(14)	$ —
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	168,839
	Media & Entertainment - 0.1%
41,685	Crown Finance U.S., Inc.*	668,252
0(25)	Rodan & Fields LLC Class A*(14)	—
0(25)	Rodan & Fields LLC Class D*(14)	14,151
		682,403
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
11,800	Royalty Pharma PLC Class A	335,002
	Total Common Stocks (cost $1,358,745)	$ 1,186,244
PREFERRED STOCKS - 0.2%
	Banks - 0.0%
35,000	JP Morgan Chase & Co. Series MM, 4.20%(9)	$ 685,300
6,570	Wells Fargo & Co. Series Z, 4.75%	136,525
		821,825
	Financial Services - 0.1%
9,402	Capital One Financial Corp. Series I, 5.00%	191,048
69,025	Morgan Stanley Series O, 4.25%	1,360,483
		1,551,531
	Insurance - 0.0%
9,223	Athene Holding Ltd. Series C, 6.38%	230,022
	Telecommunication Services - 0.0%
49,200	AT&T, Inc. Series A, 5.00%(9)	1,092,240
	Utilities - 0.1%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%(9)	1,143,612
	Total Preferred Stocks (cost $5,031,786)	$ 4,839,230
	Total Long-Term Investments (cost $2,445,496,753)	$ 2,417,948,403

211

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.4%
$ 9,288,355	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $9,289,722; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $9,474,213		$ 9,288,355
	Securities Lending Collateral - 0.5%
1,743,487	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(26)		1,743,487
5,811,626	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(26)		5,811,626
1,743,488	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(26)		1,743,488
1,743,488	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(26)		1,743,488
			11,042,089
	Total Short-Term Investments (cost $20,330,444)		$ 20,330,444
	Total Investments (cost $2,465,827,197)	107.1%	$ 2,438,278,847
	Other Assets and Liabilities	(7.1)%	(161,319,318)
	Total Net Assets	100.0%	$ 2,276,959,529
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $770,310,684, representing 33.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Market value is less than $1.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Security is a zero-coupon bond.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $360,677,965, representing 15.8% of net assets.
(9)	Represents entire or partial securities on loan.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	As of January 31, 2024, the one-, three- and six-month LIBOR reference rates are published by ICE Benchmark Administration on a synthetic basis.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)	Investment valued using significant unobservable inputs.
(15)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(16)	The rate shown represents current yield to maturity.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(19)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(20)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2024, the aggregate value of the unfunded commitment was $681,596, which represents to 0.0% of total net assets.
(21)	Securities disclosed are principal-only strips.
(22)	Represents or includes a TBA transaction.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $28,529,369.

212

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $8,143,066.
(25)	Less than 1 share.
(26)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	1,167	03/28/2024	$ 126,491,859	$ 2,628,850
U.S. Treasury 10-Year Note Future	1,494	03/19/2024	167,818,219	2,347,326
U.S. Treasury 10-Year Ultra Future	150	03/19/2024	17,531,250	532,303
Total				$ 5,508,479
Short position contracts:
Euro BUXL 30-Year Bond Future	98	03/07/2024	$ 14,568,790	$ (519,711)
Euro-BOBL Future	907	03/07/2024	116,182,524	(785,508)
Euro-BTP Future	152	03/07/2024	19,544,420	(549,339)
Euro-BUND Future	133	03/07/2024	19,526,145	(303,399)
Euro-Schatz Future	37	03/07/2024	4,246,104	2,205
Long Gilt Future	1	03/26/2024	126,692	(5,556)
U.S. Treasury 2-Year Note Future	2,157	03/28/2024	443,600,531	(497,214)
U.S. Treasury Long Bond Future	158	03/19/2024	19,330,312	(1,108,728)
U.S. Treasury Ultra Bond Future	421	03/19/2024	54,401,094	(2,506,899)
Total				$ (6,274,149)
Total futures contracts				$ (765,670)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Mediobanca SpA	EUR	7,380,000	(1.00%)	12/20/2028	Quarterly	$ 108,039	$ —	$ (6,452)	$ (114,491)
Sell protection:
CDX.NA.HY.S41.V1	USD	167,626,800	5.00%	12/20/2028	Quarterly	$ 9,584,011	$ —	$ 10,734,807	$ 1,150,796
ITRAXX-XOVER S40.V1	EUR	76,995,000	5.00%	12/20/2028	Quarterly	4,518,575	—	6,373,937	1,855,362
Total						$ 14,102,586	$ —	$ 17,108,744	$ 3,006,158
Total centrally cleared credit default swap contracts						$ 14,210,625	$ —	$ 17,102,292	$ 2,891,667

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	$ 33,458	$ —	$ 1,267,388	$ 1,233,930
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	91,602	—	1,097,765	1,006,163
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(59,256)	337,764	397,020
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	54,002	—	(93,558)	(147,560)
Total centrally cleared interest rate swaps contracts						$ 179,062	$ (59,256)	$ 2,609,359	$ 2,489,553

213

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,599,000	EUR	3,912,310	USD	MSC	02/29/2024	$ (17,846)
505,000	EUR	549,295	USD	RBS	03/20/2024	(2,378)
478,000	EUR	520,373	USD	SCB	03/20/2024	(2,697)
483,000	EUR	525,953	USD	BCLY	03/20/2024	(2,863)
444,000	EUR	484,792	USD	UBS	03/20/2024	(3,939)
659,000	EUR	718,216	USD	RBC	03/20/2024	(4,517)
300,000	EUR	329,563	USD	TDB	03/20/2024	(4,662)
2,794,000	EUR	3,059,703	USD	MSC	03/20/2024	(33,789)
1,799,000	GBP	2,279,518	USD	BNP	02/29/2024	913
404,020,000	INR	4,832,428	USD	UBS	03/20/2024	20,373
1,771,200,000	KZT	3,592,698	USD	BOA	03/20/2024	311,011
473,000,000	KZT	999,472	USD	GSC	03/20/2024	43,016
5,833,276	USD	8,865,000	AUD	RBC	03/20/2024	7,879
13,447,659	USD	67,282,000	BRL	DEUT	03/20/2024	(68,120)
1,116,980	USD	1,500,000	CAD	DEUT	02/07/2024	1,183
6,307,833	USD	8,545,000	CAD	RBC	03/20/2024	(52,021)
2,218,763	USD	3,000,000	CAD	DEUT	04/17/2024	(14,866)
85,068,858	USD	78,421,679	EUR	TDB	02/29/2024	209,056
87,838,038	USD	81,088,870	EUR	JPM	02/29/2024	92,079
1,572,080	USD	1,445,609	EUR	BNP	02/29/2024	7,792
98,541,373	USD	89,534,393	EUR	DEUT	03/20/2024	1,575,284
2,020,597	USD	1,836,000	EUR	CBK	03/20/2024	32,202
1,209,725	USD	1,096,000	EUR	RBS	03/20/2024	22,753
1,541,113	USD	1,403,000	EUR	BNP	03/20/2024	21,659
2,237,762	USD	2,062,000	EUR	BCLY	03/20/2024	4,608
117,234	USD	107,000	EUR	MSC	03/20/2024	1,353
209,268	USD	193,000	EUR	GSC	03/20/2024	249
15,081,263	USD	11,873,000	GBP	BCLY	02/29/2024	30,926
14,380,348	USD	11,269,000	GBP	MSC	03/20/2024	93,500
13,222,815	USD	1,901,900,000	JPY	MSC	03/21/2024	195,622
Total foreign currency contracts						$ 2,463,760

Foreign Cross Currency Contracts Outstanding at January 31, 2024
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	309,547	DEUT	02/29/2024	GBP	309,297	$ 250
EUR	17,845,125	JPM	02/29/2024	GBP	17,850,487	(5,362)
Total foreign cross currency contracts						$ (5,112)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
214

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 461,411,825	$ —	$ 461,411,825	$ —
Convertible Bonds	78,047,380	—	78,047,380	—
Corporate Bonds	758,278,774	—	758,278,774	—
Foreign Government Obligations	144,319,596	—	144,319,596	—
Municipal Bonds	4,795,151	—	4,795,151	—
Senior Floating Rate Interests	204,453,300	—	204,453,300	—
U.S. Government Agencies	313,763,875	—	313,763,875	—
U.S. Government Securities	446,853,028	—	446,853,028	—
Common Stocks
Energy	—	—	—	—
Health Care Equipment & Services	168,839	168,839	—	—
Media & Entertainment	682,403	—	668,252	14,151
Pharmaceuticals, Biotechnology & Life Sciences	335,002	335,002	—	—
Preferred Stocks	4,839,230	4,839,230	—	—
Short-Term Investments	20,330,444	11,042,089	9,288,355	—
Foreign Currency Contracts(2)	2,671,708	—	2,671,708	—
Futures Contracts(2)	5,510,684	5,510,684	—	—
Swaps - Credit Default(2)	3,006,158	—	3,006,158	—
Swaps - Interest Rate(2)	2,637,113	—	2,637,113	—
Total	$ 2,452,104,510	$ 21,895,844	$ 2,430,194,515	$ 14,151
Liabilities
Foreign Currency Contracts(2)	$ (213,060)	$ —	$ (213,060)	$ —
Futures Contracts(2)	(6,276,354)	(6,276,354)	—	—
Swaps - Credit Default(2)	(114,491)	—	(114,491)	—
Swaps - Interest Rate(2)	(147,560)	—	(147,560)	—
Total	$ (6,751,465)	$ (6,276,354)	$ (475,111)	$ —

(1)	For the period ended January 31, 2024, investments valued at $3,584,161 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
215

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4%
	Alabama - 0.9%
$ 550,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	$ 608,696
150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	156,293
		764,989
	Arizona - 1.9%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	670,918
100,000	5.00%, 09/01/2042	104,175
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	217,401
	Tempe Industrial Dev Auth, AZ, Rev
225,000	4.00%, 12/01/2024	223,937
270,000	4.00%, 12/01/2025	267,033
240,000	4.00%, 12/01/2026	235,708
		1,719,172
	California - 6.9%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	596,783
900,000	5.50%, 05/01/2054(1)	962,744
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	199,411
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM Insured) 4.00%, 05/15/2038	505,046
350,000	4.00%, 10/01/2046	335,988
1,665,000	5.00%, 12/31/2031	1,739,421
165,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(2)	160,574
340,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	357,500
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM Insured) 5.00%, 09/01/2032	46,519
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	193,225
50,000	Oakland Unified School Dist, CA, GO, (AGM Insured) 4.00%, 08/01/2034	51,834
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	156,050
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	103,537
100,000	San Bernardino City Unified School Dist, CA, GO, (NATL Insured) 0.00%, 08/01/2027(3)	88,779
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM Insured) 5.00%, 08/01/2048	143,226
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
255,000	(NATL Insured) 0.00%, 01/15/2025(3)	246,871
305,000	4.00%, 01/15/2034	325,901
		6,213,409
	Colorado - 2.3%
175,000	City & County of Denver Airport System, CO, Rev 5.00%, 12/01/2036	200,209
200,000	Colorado Health Facs Auth, CO, Rev 4.00%, 12/01/2040	187,244
560,000	Colorado School of Mines, CO, Rev, (AGM Insured) 5.25%, 12/01/2052	608,843
305,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(4)	304,295
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Colorado - 2.3% - (continued)
$ 120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	$ 130,920
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	515,225
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	111,979
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM Insured) 5.00%, 12/15/2030	26,117
		2,084,832
	Connecticut - 3.1%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	104,243
	Connecticut State Health & Educational Facs Auth, CT, Rev
535,000	2.80%, 07/01/2048(1)	532,441
450,000	5.00%, 07/01/2025	461,123
575,000	5.00%, 07/01/2026	600,208
750,000	5.00%, 07/01/2040	801,292
60,000	5.00%, 07/01/2042	61,567
250,000	Town of Hamden, CT, GO, (AGM Insured) 5.00%, 08/15/2025	256,299
		2,817,173
	District of Columbia - 0.1%
150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	136,049
	Florida - 2.9%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	138,930
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	67,490
300,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	265,185
200,000	City of Port St Lucie, FL, Special Assessment 4.00%, 07/01/2027	205,393
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	162,407
	Orange County Convention Center, FL, Rev
285,000	5.00%, 10/01/2024	287,768
125,000	5.00%, 10/01/2027	134,717
130,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2037	146,803
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	414,774
165,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	167,038
750,000	St Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	562,361
70,000	Volusia County Educational Facs Auth, FL, Rev 4.00%, 10/15/2035	71,999
		2,624,865
	Georgia - 3.2%
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	96,242
280,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	269,478
5,000	Georgia Housing & Finance Auth, GA, Rev 3.50%, 06/01/2039	4,948
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	180,865
315,000	5.50%, 09/15/2028	335,612
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	103,821
235,000	5.00%, 01/01/2033	263,995
1,000,000	5.00%, 01/01/2035	1,133,078

216

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Georgia - 3.2% - (continued)
$ 350,000	5.00%, 07/01/2052	$ 362,754
85,000	5.00%, 01/01/2056	86,387
		2,837,180
	Idaho - 1.2%
995,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	1,085,201
	Illinois - 12.2%
65,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2025(3)	62,849
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	285,813
100,000	5.75%, 04/01/2035	106,083
	Chicago Board of Education, IL, GO
215,000	4.00%, 12/01/2047	187,152
150,000	5.00%, 12/01/2027	155,865
500,000	5.00%, 12/01/2041	510,634
200,000	5.00%, 12/01/2046	200,326
500,000	5.25%, 12/01/2036	539,616
140,000	5.25%, 12/01/2039	139,201
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev,
100,000	(AGM-CR Insured) 5.00%, 12/01/2044	100,320
175,000	5.00%, 12/01/2045	182,439
250,000	5.00%, 12/01/2046	256,082
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	253,737
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	774,867
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM Insured) 5.00%, 12/01/2039	500,620
	Cook County Community High School Dist No. 212 Leyden, IL, Rev,
105,000	(BAM Insured) 5.00%, 12/01/2027	106,513
170,000	(BAM Insured) 5.00%, 12/01/2030	171,654
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	250,875
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	209,384
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	152,812
115,000	5.00%, 08/15/2033	129,221
245,000	5.00%, 08/15/2035	249,509
150,000	5.00%, 10/01/2041	154,509
230,000	5.00%, 05/15/2050(1)	230,522
250,000	Illinois Housing Dev Auth, IL, Rev, (GNMA/FNMA/FHLMC Insured) 5.75%, 10/01/2053	267,835
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	110,773
105,000	5.00%, 01/01/2038	122,687
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM Insured) 5.00%, 12/01/2025	87,880
130,000	(AGM Insured) 5.00%, 12/01/2026	136,892
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)(5)	77,928
200,000	5.00%, 12/15/2045	208,413
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
235,000	5.00%, 12/01/2025	243,301
275,000	5.25%, 12/01/2032	332,899
	Sales Tax Securitization Corp., IL, Rev
150,000	5.00%, 01/01/2029	161,868
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Illinois - 12.2% - (continued)
$ 1,000,000	(BAM Insured) 5.00%, 01/01/2037	$ 1,088,448
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	419,505
50,000	5.00%, 02/01/2027	52,602
150,000	5.00%, 11/01/2028	160,045
355,000	5.00%, 03/01/2029	386,810
250,000	5.00%, 05/01/2029	250,843
330,000	5.00%, 10/01/2031	367,449
315,000	5.00%, 12/01/2034	332,809
215,000	5.00%, 03/01/2046	227,564
		10,947,154
	Indiana - 1.5%
79,815	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	71,081
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,116,034
145,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA Insured) 3.25%, 07/01/2049	142,016
		1,329,131
	Kentucky - 0.3%
225,000	Kentucky Bond Dev Corp., KY, Rev 5.00%, 09/01/2035	245,432
	Louisiana - 0.8%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	289,046
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	99,492
100,000	6.00%, 11/15/2030	100,257
	Louisiana Public Facs Auth, LA, Rev
100,000	5.00%, 05/15/2035	102,008
100,000	5.00%, 05/15/2047	101,682
		692,485
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2046	458,330
	Maryland - 1.0%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT Insured) 5.00%, 05/01/2050	937,500
	Massachusetts - 2.9%
	Massachusetts Dev Finance Agency, MA, Rev
105,000	5.00%, 07/01/2034	108,290
1,000,000	5.00%, 07/01/2035	1,029,993
150,000	5.00%, 07/01/2037	155,551
150,000	5.00%, 07/01/2044	147,260
100,000	5.00%, 10/01/2047(2)	96,628
150,000	5.00%, 07/01/2048	154,504
235,000	5.15%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(4)	233,930
	Massachusetts Educational Financing Auth, MA, Rev
175,000	5.00%, 07/01/2024	176,094
500,000	5.00%, 01/01/2025	507,322
		2,609,572
	Michigan - 1.0%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	153,524
250,000	Lansing School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2037	273,708
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	179,478

217

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Michigan - 1.0% - (continued)
$ 100,000	5.00%, 07/01/2035	$ 101,449
100,000	5.00%, 05/15/2038	101,174
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	94,367
		903,700
	Minnesota - 2.7%
250,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 5.00%, 02/01/2024	250,000
75,905	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	63,642
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,101,026
1,000,000	Minnesota Higher Education Facs Auth, MN, Rev 4.00%, 10/01/2046	998,364
		2,413,032
	Mississippi - 0.7%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	182,679
400,000	5.00%, 10/15/2037	417,652
		600,331
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	258,594
	Montana - 0.2%
60,000	Montana Board of Housing, MT, Rev, (FHA HUD VA Insured) 4.25%, 12/01/2045	60,109
150,000	Montana Facs Finance Auth, MT, Rev 5.00%, 02/15/2033	156,154
		216,263
	Nebraska - 0.7%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	304,699
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	288,616
		593,315
	Nevada - 0.6%
150,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	162,819
	Clark County School Dist, NV, GO,
250,000	(AGM Insured) 4.00%, 06/15/2036	260,648
105,000	5.00%, 06/15/2028	108,956
		532,423
	New Hampshire - 1.2%
	New Hampshire Business Finance Auth, NH, Rev
1,000,000	4.00%, 01/01/2051	749,620
295,000	(BAM Insured) 5.25%, 06/01/2051	325,513
		1,075,133
	New Jersey - 0.4%
40,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 4.00%, 07/01/2050	37,980
70,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 12/15/2024	71,142
230,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	236,156
		345,278
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	New Mexico - 0.4%
$ 205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	$ 187,533
210,000	New Mexico Mortgage Finance Auth, NM, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	209,289
		396,822
	New York - 10.1%
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	476,946
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	223,605
500,000	5.00%, 11/15/2034(1)	500,853
300,000	5.00%, 11/15/2036	313,715
500,000	5.00%, 11/15/2045	529,306
400,000	5.00%, 11/15/2048	419,816
100,000	5.25%, 11/15/2027	107,073
100,000	5.25%, 11/15/2036	105,341
1,250,000	New York City Municipal Water Finance Auth, NY, Rev 4.13%, 06/15/2046	1,261,461
140,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2035	149,231
1,000,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 11/01/2038	1,174,513
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	876,094
450,000	4.00%, 02/15/2037	467,213
150,000	5.00%, 03/15/2031	154,450
800,000	5.00%, 05/01/2037	894,200
	State of New York Mortgage Agency, NY, Rev
300,000	3.25%, 10/01/2024	299,133
300,000	3.25%, 04/01/2025	298,833
	Syracuse Industrial Dev Agency, NY, Rev
110,000	5.00%, 01/01/2031	82,669
50,000	5.00%, 01/01/2033	37,633
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(3)	217,092
525,000	Westchester County Local Dev Corp., NY, Rev 2.88%, 07/01/2026(2)	518,154
		9,107,331
	North Carolina - 2.0%
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(GNMA/FNMA/FHLMC Insured) 3.60%, 01/01/2046	450,876
655,000	3.95%, 01/01/2041	635,813
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	165,115
185,000	4.00%, 09/01/2034	173,266
250,000	5.00%, 01/01/2031	246,119
30,000	5.00%, 01/01/2039	27,737
120,000	5.00%, 01/01/2044	117,331
		1,816,257
	Ohio - 3.8%
200,000	American Municipal Power, Inc., OH, Rev 4.00%, 02/15/2036	201,702
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	163,904
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	66,732
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	417,621

218

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Ohio - 3.8% - (continued)
$ 355,000	Ohio Higher Educational Facs Commission, OH, Rev 5.00%, 07/01/2035	$ 414,079
	Ohio Housing Finance Agency, OH, Rev
285,000	3.00%, 03/01/2052	275,467
200,000	4.50%, 03/01/2050	201,399
1,025,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 5.00%, 02/15/2039	1,159,857
500,000	Southern Ohio Port Auth, OH, Rev 6.50%, 12/01/2030(2)	380,855
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	177,027
		3,458,643
	Oklahoma - 0.1%
	Oklahoma Dev Finance Auth, OK, Rev
35,000	5.25%, 08/15/2048	34,703
35,000	5.50%, 08/15/2057	35,227
		69,930
	Oregon - 0.9%
480,000	Columbia County School Dist No. 502, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2050(3)	131,766
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2041(3)	462,956
40,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(3)	22,641
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	18,345
55,000	Salem Hospital Facs Auth, OR, Rev 5.00%, 05/15/2025	55,098
45,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	45,085
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(3)	116,771
		852,662
	Pennsylvania - 5.4%
160,000	City of Philadelphia Redev Auth, PA, Rev 5.00%, 04/15/2025	162,730
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	322,809
750,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	824,512
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2036	286,892
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	384,311
100,000	5.13%, 07/01/2037	94,385
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	160,051
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	101,196
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	200,938
	Pennsylvania Housing Finance Agency, PA, Rev
100,000	4.75%, 04/01/2033	100,198
560,000	5.50%, 10/01/2053	593,427
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	142,098
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Pennsylvania - 5.4% - (continued)
$ 50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM Insured) 5.00%, 09/01/2033	$ 55,590
	School Dist of Philadelphia, PA, GO,
250,000	(State Aid Withholding Insured) 4.00%, 09/01/2036	255,140
1,000,000	(State Aid Withholding Insured) 5.25%, 09/01/2036	1,159,057
		4,843,334
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	397,501
175,000	5.00%, 07/01/2058	175,129
		572,630
	Rhode Island - 0.8%
80,000	Rhode Island Health & Educational Building Corp., RI, Rev, (AGM Municipal Government Insured) 5.00%, 05/15/2028	84,964
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	115,125
460,000	5.00%, 12/01/2028	491,802
		691,891
	South Carolina - 2.4%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
150,000	5.00%, 05/01/2028	159,605
575,000	5.00%, 10/01/2035	659,830
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	204,647
200,000	4.00%, 12/01/2038	200,063
835,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	908,315
		2,132,460
	South Dakota - 0.4%
	South Dakota Housing Dev Auth, SD, Rev
170,000	4.00%, 11/01/2049	169,678
145,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	155,316
		324,994
	Tennessee - 2.2%
300,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2039	316,756
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM Insured) 5.00%, 07/01/2037	111,368
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	989,198
235,000	5.00%, 05/01/2035	267,760
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	205,394
55,000	Tennessee Housing Dev Agency, TN, Rev 3.50%, 01/01/2047	54,448
		1,944,924
	Texas - 9.2%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD Insured) 4.00%, 08/15/2030	152,691
250,000	(PSF-GTD Insured) 5.00%, 02/15/2027	264,976
625,000	(PSF-GTD Insured) 5.00%, 08/15/2037	706,866
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	328,983

219

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Texas - 9.2% - (continued)
$ 600,000	4.00%, 01/01/2040	$ 608,100
1,000,000	5.00%, 01/01/2046	1,063,743
250,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2042	251,072
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	158,759
320,000	Clear Creek Independent School Dist, TX, GO, (PSF-GTD Insured) 0.28%, 02/15/2038(1)	314,371
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	1,034,995
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2027	158,330
370,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.65%, 08/01/2052(1)	370,163
400,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	403,346
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	264,173
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2037	298,995
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	152,682
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	92,505
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	144,512
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2041	1,023,057
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	255,913
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(3)	31,395
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2036	208,997
		8,288,624
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	177,869
	Vermont - 1.0%
875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	926,113
	Virginia - 2.0%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	72,559
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	385,397
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	639,759
500,000	4.00%, 01/01/2039	482,066
170,000	5.00%, 12/31/2047	177,354
		1,757,135
	Washington - 1.6%
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	148,680
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	138,431
500,000	5.00%, 09/01/2040	534,291
475,000	5.00%, 10/01/2042	475,134
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(2)	116,440
		1,412,976
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.4% - (continued)
	Wisconsin - 2.8%
	Public Finance Auth, WI, Rev
$ 415,000	4.00%, 10/01/2046(1)		$ 424,112
500,000	(AGM Insured) 4.00%, 07/01/2059		467,117
300,000	5.00%, 07/01/2035		317,240
200,000	5.00%, 10/01/2043(2)		176,024
95,000	5.00%, 10/01/2044		99,009
150,000	(AGM Insured) 5.00%, 07/01/2048		154,626
100,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(3)		82,065
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037		256,171
255,000	4.00%, 08/15/2046		202,846
155,000	5.00%, 11/01/2024		154,393
45,000	5.00%, 11/01/2025		44,567
160,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(1)		154,985
			2,533,155
	Total Municipal Bonds (cost $89,724,832)		$ 85,748,293
U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	Federal Home Loan Mortgage Corp. - 0.6%
568,402	3.15%, 10/15/2036		$ 489,181
	Total U.S. Government Agencies (cost $578,563)		$ 489,181
	Total Long-Term Investments (cost $90,303,395)		$ 86,237,474
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
667,594	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $667,692; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $681,025		$ 667,594
	Total Short-Term Investments (cost $667,594)		$ 667,594
	Total Investments (cost $90,970,989)	96.7%	$ 86,905,068
	Other Assets and Liabilities	3.3%	2,937,380
	Total Net Assets	100.0%	$ 89,842,448
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

220

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $1,682,605, representing 1.9% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 85,748,293	$ —	$ 85,748,293	$ —
U.S. Government Agencies	489,181	—	489,181	—
Short-Term Investments	667,594	—	667,594	—
Total	$ 86,905,068	$ —	$ 86,905,068	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
221

The Hartford Total Return Bond Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2%
	Asset-Backed - Automobile - 2.7%
	American Credit Acceptance Receivables Trust
$ 133,334	4.55%, 10/13/2026(1)	$ 133,239
2,230,000	6.09%, 11/12/2027(1)	2,243,331
2,238,730	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	2,224,789
5,070,008	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	5,066,845
	Avis Budget Rental Car Funding AESOP LLC
2,265,000	5.36%, 06/20/2030(1)	2,291,914
2,635,000	5.90%, 08/21/2028(1)	2,700,428
6,091,298	Carvana Auto Receivables Trust 4.13%, 04/12/2027	6,004,029
3,944,850	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	3,956,495
4,775,127	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	4,783,865
2,025,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	2,016,640
	Enterprise Fleet Financing LLC
1,115,000	5.16%, 09/20/2030(1)	1,119,385
2,710,000	5.42%, 10/22/2029(1)	2,738,374
	Exeter Automobile Receivables Trust
571,963	2.18%, 06/15/2026	570,662
1,087,722	2.58%, 09/15/2025(1)	1,078,265
2,430,000	4.57%, 01/15/2027	2,419,924
1,058,000	6.03%, 08/16/2027	1,059,702
1,069,000	6.11%, 09/15/2027	1,073,032
	Flagship Credit Auto Trust
3,303,000	4.69%, 07/17/2028(1)	3,257,526
962,000	5.05%, 01/18/2028(1)	956,293
2,551,000	5.21%, 05/15/2028(1)	2,545,971
600,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	595,791
6,805,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	6,936,340
2,081,917	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	2,058,956
	Santander Drive Auto Receivables Trust
4,940,000	4.42%, 11/15/2027	4,873,435
1,560,000	4.43%, 03/15/2027	1,546,799
1,080,000	4.72%, 06/15/2027	1,073,927
1,945,000	4.98%, 02/15/2028	1,937,690
3,355,000	5.61%, 07/17/2028	3,386,790
4,295,000	5.95%, 01/17/2028	4,319,374
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,686,750
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	381,125
880,838	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	880,738
	Westlake Automobile Receivables Trust
2,230,650	1.65%, 02/17/2026(1)	2,200,385
3,720,000	4.31%, 09/15/2027(1)	3,681,327
1,045,000	5.41%, 01/18/2028(1)	1,041,141
1,845,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,845,688
		86,686,965
	Asset-Backed - Finance & Insurance - 0.3%
5,235,000	BlueMountain CLO XXIV Ltd. 6.68%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(2)	5,192,863
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,062,723
		9,255,586
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
$ 17,264	5.59%, 12/25/2046, 1 mo. USD Term SOFR + 0.25%(2)	$ 4,693
2,261,492	5.61%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	617,510
751,474	5.63%, 12/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	195,328
1,075,947	5.81%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	253,101
1,097,705	5.98%, 06/25/2036(3)	281,756
1,059,556	Morgan Stanley Mortgage Loan Trust 5.79%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	293,823
486,738	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	133,714
	Soundview Home Loan Trust
1,688,493	5.63%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	1,492,654
830,000	5.93%, 07/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	715,613
828,311	5.95%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	775,433
		4,763,625
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
3,218,647	1.11%, 02/18/2070(1)	2,746,256
4,046,501	5.51%, 10/15/2071(1)	4,057,191
		6,803,447
	Commercial Mortgage-Backed Securities - 4.1%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,109,918
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,179,473
	BBCMS Mortgage Trust
6,535,000	1.10%, 04/15/2053(3)(5)	349,891
19,723,142	1.62%, 02/15/2050(3)(5)	686,075
14,120,000	1.63%, 02/15/2057(3)(5)	1,569,993
1,640,000	3.66%, 04/15/2055(3)	1,492,589
1,630,000	4.60%, 06/15/2055(3)	1,603,422
2,660,000	5.13%, 12/15/2051(3)	2,329,082
2,650,000	5.42%, 02/15/2057	2,764,866
2,150,000	5.44%, 12/15/2055(3)	2,239,958
700,000	5.71%, 12/15/2055(3)	742,856
6,545,000	6.80%, 11/15/2056(3)	7,508,832
	Benchmark Mortgage Trust
10,696,307	0.61%, 07/15/2051(3)(5)	156,227
48,355,594	0.72%, 04/10/2051(3)(5)	846,445
32,962,410	0.72%, 07/15/2056(3)(5)	1,331,095
30,810,360	0.78%, 01/15/2052(3)(5)	710,931
8,105,502	1.16%, 08/15/2052(3)(5)	276,306
21,753,717	1.36%, 03/15/2062(3)(5)	1,063,011
10,218,640	1.41%, 12/15/2056(1)(3)(5)	683,631
14,172,307	1.63%, 01/15/2054(3)(5)	1,118,410
6,804,001	1.91%, 07/15/2053(3)(5)	433,995
3,000,000	3.04%, 08/15/2052	2,849,085
2,990,000	4.02%, 03/15/2052	2,818,844
2,640,000	6.05%, 12/15/2056	2,867,160
	BPR Trust
7,425,000	7.89%, 11/05/2028(1)(3)	7,824,805
3,770,000	8.57%, 08/15/2024, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,767,579
3,413,393	BX Trust 7.78%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	3,430,460

222

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 2,535,000	CAMB Commercial Mortgage Trust 8.18%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	$ 2,506,481
2,477,105	Cantor Commercial Real Estate Lending 1.29%, 05/15/2052(3)(5)	97,838
3,596,618	CD Mortgage Trust 2.46%, 08/10/2049	3,380,425
	Citigroup Commercial Mortgage Trust
9,022,945	1.04%, 07/10/2047(3)(5)	13,451
11,815,055	1.15%, 04/10/2048(3)(5)	99,740
415,000	4.73%, 03/11/2047(1)(3)	361,096
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,155,368
31,160	2.85%, 10/15/2045	28,525
3,895,000	3.18%, 02/10/2048	3,808,087
1,320,000	4.08%, 01/10/2039(1)(3)	1,130,936
8,586	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	8,474
	CSAIL Commercial Mortgage Trust
23,110,343	0.85%, 06/15/2057(3)(5)	118,233
1,230,341	0.95%, 04/15/2050(3)(5)	4,644
3,359,496	1.05%, 11/15/2048(3)(5)	40,777
6,229,656	2.02%, 01/15/2049(3)(5)	184,258
	DBJPM Mortgage Trust
5,670,668	1.82%, 09/15/2053(3)(5)	313,319
3,600,000	2.89%, 08/10/2049	3,353,268
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(3)	417,921
350,000	3.92%, 02/25/2050(1)(3)	342,634
230,000	3.97%, 10/25/2049(1)(3)	219,488
1,610,000	4.11%, 04/25/2051(1)(3)	1,536,834
2,010,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,470,469
	GS Mortgage Securities Trust
340,526	0.09%, 08/10/2044(1)(3)(5)	3
1,452,739	0.37%, 07/10/2046(3)(5)	15
3,980,000	3.04%, 07/10/2052	3,770,845
1,310,000	5.13%, 04/10/2047(1)(3)	1,100,772
	JP Morgan Chase Commercial Mortgage Securities Trust
849,287	2.73%, 10/15/2045(1)(3)	744,842
1,770,000	2.81%, 01/16/2037(1)	1,490,417
730,000	3.90%, 12/15/2047(1)(3)	438,000
	JPMBB Commercial Mortgage Securities Trust
2,179,535	0.68%, 05/15/2048(3)(5)	11,064
7,995,262	0.72%, 09/15/2047(3)(5)	14,635
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,251,311
	Life Mortgage Trust
7,824,442	6.15%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(2)	7,752,019
1,307,350	6.85%, 03/15/2038, 1 mo. USD Term SOFR + 1.51%(1)(2)	1,285,884
	Morgan Stanley Bank of America Merrill Lynch Trust
5,455,126	1.10%, 12/15/2047(3)(5)	15,148
3,441,868	1.11%, 10/15/2048(3)(5)	28,074
	Morgan Stanley Capital I Trust
2,184,797	1.48%, 06/15/2050(3)(5)	58,201
885,000	5.11%, 07/15/2049(1)(3)	754,515
37,927	5.27%, 10/12/2052(1)(3)	14,033
4,621,839	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(3)(5)	304,656
1,187,000	Natixis Commercial Mortgage Securities Trust 4.40%, 06/17/2038(1)	1,139,757
3,410,000	NJ Trust 6.70%, 01/06/2029(1)(3)	3,582,164
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	$ 5,217,422
6,345,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(3)	6,676,807
3,905,715	UBS Commercial Mortgage Trust 1.22%, 08/15/2050(3)(5)	114,131
	Wells Fargo Commercial Mortgage Trust
16,057,563	1.02%, 09/15/2057(3)(5)	178,997
8,330,311	1.19%, 05/15/2048(3)(5)	56,164
10,000	3.17%, 02/15/2048	9,728
255,000	4.28%, 05/15/2048(3)	214,553
	Wells Fargo NA
20,481,847	0.71%, 11/15/2062(3)(5)	580,105
10,407,556	0.75%, 11/15/2062(3)(5)	327,781
17,959,883	0.80%, 12/15/2052(3)(5)	587,579
24,586,539	0.85%, 11/15/2050(3)(5)	531,423
19,271,832	0.93%, 09/15/2062(3)(5)	691,604
36,103,211	0.99%, 01/15/2063(3)(5)	1,446,789
21,005,849	1.03%, 05/15/2062(3)(5)	771,421
1,763,458	1.16%, 04/15/2052(3)(5)	74,576
9,529,481	1.20%, 02/15/2056(3)(5)	602,025
6,760,960	1.20%, 12/15/2056(3)(5)	269,373
36,798,570	1.88%, 03/15/2063(3)(5)	3,232,210
	WFRBS Commercial Mortgage Trust
66,995	3.02%, 11/15/2047(1)	2,682
345,000	5.00%, 06/15/2044(1)(3)	184,427
		130,873,357
	Other Asset-Backed Securities - 7.1%
425,029	AASET Trust 3.35%, 01/16/2040(1)	379,719
2,745,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	2,765,288
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,664,561
1,216,886	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	1,214,923
589,068	Avant Loans Funding Trust 1.21%, 07/15/2030(1)	586,188
5,800,000	Battalion CLO 18 Ltd. 7.37%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,800,000
4,255,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	4,280,883
6,099,705	Carlyle U.S. CLO Ltd. 6.60%, 04/20/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	6,110,087
2,258,383	CCG Receivables Trust 5.82%, 09/16/2030(1)	2,273,946
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	580,938
1,530,299	1.69%, 07/15/2060(1)	1,426,887
706,836	1.98%, 03/15/2061(1)	604,983
1,261,715	1.99%, 07/15/2060(1)	1,086,106
961,496	5.97%, 08/15/2062(1)	945,720
1,230,000	CNH Equipment Trust 4.77%, 10/15/2030	1,230,733
1,915,000	Columbia Cent CLO 27 Ltd. 6.78%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,907,124
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,979,397
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,431,626
1,449,600	3.67%, 10/25/2049(1)	1,330,716
2,505,100	4.12%, 07/25/2047(1)	2,427,454
3,122,012	4.12%, 07/25/2048(1)	3,046,143
5,833,687	Dryden 55 CLO Ltd. 6.60%, 04/15/2031, 3 mo. USD Term SOFR + 1.28%(1)(2)	5,831,295

223

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Other Asset-Backed Securities - 7.1% - (continued)
	Elmwood CLO Ltd.
$ 3,720,000	7.56%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	$ 3,723,843
5,245,000	7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	5,298,656
	First Franklin Mortgage Loan Trust
761,272	5.76%, 09/25/2036, 1 mo. USD Term SOFR + 0.42%(2)	703,085
2,250,478	5.93%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	2,021,173
	FirstKey Homes Trust
1,852,565	4.15%, 05/19/2039(1)	1,805,022
7,910,265	4.25%, 07/17/2039(1)	7,698,173
3,095,000	Golub Capital Partners CLO 68B Ltd. 8.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,121,654
2,640,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,648,002
638,139	JFIN CLO Ltd. 6.58%, 04/24/2029, 3 mo. USD Term SOFR + 1.26%(1)(2)	638,378
5,030,000	Madison Park Funding XXII Ltd. 6.84%, 01/15/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	5,033,652
4,415,000	MF1 Ltd. 7.09%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,325,261
24,818	Morgan Stanley ABS Capital I, Inc. Trust 5.75%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	20,409
5,335,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	4,692,496
442,879	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	423,608
5,180,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	5,206,278
152,176	OZLM VII Ltd. 6.59%, 07/17/2029, 3 mo. USD Term SOFR + 1.27%(1)(2)	152,255
2,318,687	PRET LLC 1.87%, 07/25/2051(1)(4)	2,233,827
	Pretium Mortgage Credit Partners LLC
4,287,014	1.99%, 02/25/2061(1)(4)	4,166,922
5,067,728	2.98%, 01/25/2052(1)(4)	5,030,909
	Progress Residential Trust
5,369,486	1.51%, 10/17/2038(1)	4,887,915
1,753,083	3.20%, 04/17/2039(1)	1,659,796
3,043,253	4.30%, 03/17/2040(1)	2,953,577
4,924,084	4.44%, 05/17/2041(1)	4,789,277
1,425,844	4.45%, 06/17/2039(1)	1,396,908
2,293,867	4.75%, 10/27/2039(1)	2,267,394
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	5,881,972
7,555,000	RR 23 Ltd. 7.96%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,621,560
3,660,000	RR 26 Ltd. 7.56%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,671,002
418,712	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	370,569
4,070,000	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	4,101,876
8,270,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,211,258
3,545,000	Stack Infrastructure Issuer LLC 5.90%, 07/25/2048(1)	3,528,399
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,758,533
4,440,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,456,606
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Other Asset-Backed Securities - 7.1% - (continued)
$ 5,140,083	Tricon Residential Trust 4.85%, 07/17/2040(1)	$ 5,091,894
	VCAT LLC
2,280,605	1.74%, 05/25/2051(1)(4)	2,195,995
3,167,135	1.87%, 08/25/2051(1)(4)	3,042,819
638,274	2.12%, 03/27/2051(1)(4)	634,259
8,270,000	Venture 42 CLO Ltd. 6.71%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,208,661
3,160,000	Venture 43 CLO Ltd. 6.82%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,159,238
3,045,692	VOLT XCIII LLC 4.89%, 02/27/2051(1)(4)	2,955,015
2,313,329	VOLT XCIV LLC 5.24%, 02/27/2051(1)(4)	2,261,441
2,116,134	VOLT XCV LLC 2.24%, 03/27/2051(1)(4)	2,067,948
2,388,376	VOLT XCVII LLC 2.24%, 04/25/2051(1)(4)	2,299,614
1,067,180	Voya CLO Ltd. 6.46%, 01/18/2029, 3 mo. USD Term SOFR + 1.16%(1)(2)	1,066,936
6,535,134	Wellfleet CLO X Ltd. 6.75%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	6,530,605
	Wendy's Funding LLC
7,209,451	2.37%, 06/15/2051(1)	6,283,342
9,474,067	2.78%, 06/15/2051(1)	7,955,431
1,283,058	3.88%, 03/15/2048(1)	1,213,764
2,053,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,859,268
		227,231,192
	Whole Loan Collateral CMO - 6.6%
3,289,691	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(4)	3,195,444
24,575	Adjustable Rate Mortgage Trust 5.99%, 11/25/2035, 1 mo. USD Term SOFR + 0.65%(2)	24,241
	Angel Oak Mortgage Trust
1,760,227	0.91%, 01/25/2066(1)(3)	1,471,249
3,879,139	0.95%, 07/25/2066(1)(3)	3,120,822
1,178,061	0.99%, 04/25/2053(1)(3)	1,075,563
1,593,182	0.99%, 04/25/2066(1)(3)	1,316,641
3,037,994	1.07%, 05/25/2066(1)(3)	2,565,866
5,854,792	1.46%, 09/25/2066(1)(3)	4,817,314
441,175	1.47%, 06/25/2065(1)(3)	410,898
2,821,782	1.82%, 11/25/2066(1)(3)	2,398,305
1,051,252	2.53%, 01/26/2065(1)(3)	975,615
	Banc of America Funding Trust
883,116	5.77%, 05/25/2037(3)	756,970
240,092	6.05%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	217,534
35,337	6.35%, 01/25/2037(4)	31,498
662,290	Bear Stearns ALT-A Trust 5.95%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	605,485
	Bear Stearns ARM Trust
94,636	6.04%, 02/25/2036(3)	83,594
138,202	7.67%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	127,951
229,852	Bear Stearns Mortgage Funding Trust 5.81%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	190,515
1,868,310	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	1,624,934
	BRAVO Residential Funding Trust
1,033,432	0.94%, 02/25/2049(1)(3)	902,108
837,004	0.97%, 03/25/2060(1)(3)	783,750
745,005	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	710,072
1,587,620	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,301,477

224

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
$ 204,419	Chase Mortgage Finance Trust 4.92%, 12/25/2035(3)	$ 187,841
	CHL Mortgage Pass-Through Trust
311,281	4.32%, 11/20/2035(3)	278,377
403,726	4.43%, 09/25/2047(3)	349,348
69,960	4.45%, 06/20/2035(3)	64,263
278,979	4.64%, 04/20/2036(3)	236,937
274,273	6.13%, 03/25/2035, 1 mo. USD Term SOFR + 0.79%(2)	247,024
	COLT Mortgage Loan Trust
733,317	0.80%, 07/27/2054(1)	640,820
2,754,506	0.91%, 06/25/2066(1)(3)	2,263,081
6,685,120	2.28%, 12/27/2066(1)(3)	5,845,584
1,066,205	4.30%, 03/25/2067(1)(3)	1,034,911
	Countrywide Alternative Loan Trust
189,184	5.75%, 05/25/2036	73,773
880,811	5.99%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	773,282
159,860	6.00%, 05/25/2036	83,322
124,003	6.00%, 12/25/2036	50,705
253,486	6.09%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	202,466
588,240	6.41%, 08/25/2035, 1 yr. USD MTA + 1.35%(2)	467,980
426,653	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	312,988
	CSMC Trust
770,763	0.81%, 05/25/2065(1)(3)	653,658
1,903,020	0.83%, 03/25/2056(1)(3)	1,511,653
2,421,759	0.94%, 05/25/2066(1)(3)	1,943,851
3,349,492	1.18%, 02/25/2066(1)(3)	2,899,404
1,681,289	1.80%, 12/27/2060(1)(3)	1,533,489
3,063,179	1.84%, 10/25/2066(1)(3)	2,657,066
7,358,240	2.27%, 11/25/2066(1)(3)	6,412,833
1,140,184	3.25%, 04/25/2047(1)(3)	1,034,204
1,057,693	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	919,022
70,445	DSLA Mortgage Loan Trust 6.17%, 01/19/2045, 1 mo. USD Term SOFR + 0.83%(2)	53,155
	Ellington Financial Mortgage Trust
393,623	0.80%, 02/25/2066(1)(3)	332,049
1,109,850	0.93%, 06/25/2066(1)(3)	901,361
3,393,094	2.21%, 01/25/2067(1)(3)	2,916,534
	Federal National Mortgage Association Connecticut Avenue Securities
393,045	7.61%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	396,281
938,311	7.89%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(2)	964,701
467,469	8.01%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	483,246
4,060,000	8.04%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(2)	4,218,906
2,105,000	8.44%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	2,213,794
531,186	9.81%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	559,609
	GCAT Trust
2,016,062	0.87%, 01/25/2066(1)(3)	1,640,147
2,266,559	1.04%, 05/25/2066(1)(3)	1,851,352
4,063,688	1.09%, 08/25/2066(1)(3)	3,295,585
2,074,404	1.92%, 08/25/2066(1)(3)	1,817,836
	GMACM Mortgage Loan Trust
43,521	3.48%, 04/19/2036(3)	33,366
153,740	4.15%, 09/19/2035(3)	128,884
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
	GSR Mortgage Loan Trust
$ 80,189	4.63%, 10/25/2035(3)	$ 43,190
458,677	4.72%, 01/25/2036(3)	413,017
1,566,361	5.75%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	373,390
	HarborView Mortgage Loan Trust
388,715	5.83%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	337,449
739,175	5.93%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	689,296
7,261,957	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(4)	6,761,121
138,355	IndyMac INDA Mortgage Loan Trust 5.43%, 01/25/2036(3)	127,436
	IndyMac INDX Mortgage Loan Trust
259,866	3.64%, 03/25/2036(3)	185,801
873,909	3.71%, 04/25/2037(3)	546,163
	JP Morgan Mortgage Trust
122,239	4.10%, 05/25/2036(3)	98,112
45,892	4.81%, 04/25/2037(3)	33,401
87,942	5.48%, 09/25/2035(3)	80,929
	Legacy Mortgage Asset Trust
1,121,894	1.65%, 11/25/2060(1)(4)	1,015,515
1,600,966	1.75%, 04/25/2061(1)(4)	1,494,254
2,168,990	1.75%, 07/25/2061(1)(4)	2,013,380
2,838,591	7.25%, 11/25/2059(1)(4)	2,837,525
236,978	Lehman XS Trust 5.87%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	213,074
1,435,182	Luminent Mortgage Trust 5.83%, 05/25/2046, 1 mo. USD Term SOFR + 0.49%(2)	1,168,759
	MetLife Securitization Trust
537,604	3.00%, 04/25/2055(1)(3)	504,897
1,298,666	3.75%, 03/25/2057(1)(3)	1,240,730
	MFA Trust
269,088	1.01%, 01/26/2065(1)(3)	240,891
1,674,014	1.03%, 11/25/2064(1)(3)	1,429,593
1,160,290	1.15%, 04/25/2065(1)(3)	1,044,510
	Mill City Mortgage Loan Trust
394,383	2.75%, 01/25/2061(1)(3)	387,094
102,392	3.25%, 05/25/2062(1)(3)	100,092
369,627	Morgan Stanley Mortgage Loan Trust 4.56%, 05/25/2036(3)	163,169
	New Residential Mortgage Loan Trust
1,531,580	0.94%, 07/25/2055(1)(3)	1,324,102
948,032	0.94%, 10/25/2058(1)(3)	879,756
307,675	2.49%, 09/25/2059(1)(3)	285,618
1,306,282	3.50%, 12/25/2057(1)(3)	1,249,153
1,144,636	3.50%, 08/25/2059(1)(3)	1,069,242
968,302	3.75%, 11/26/2035(1)(3)	914,350
432,957	3.75%, 01/25/2054(1)(3)	408,216
21,013	3.75%, 05/25/2054(1)(3)	19,697
1,138,105	3.75%, 11/25/2056(1)(3)	1,067,704
2,478,130	3.75%, 11/25/2058(1)(3)	2,317,304
2,031,078	4.00%, 03/25/2057(1)(3)	1,920,248
1,131,927	4.00%, 05/25/2057(1)(3)	1,067,027
1,659,060	4.00%, 08/27/2057(1)(3)	1,576,263
241,021	4.00%, 12/25/2057(1)(3)	228,907
1,365,528	6.20%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,312,403
1,021,996	6.95%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	1,012,325
4,735,897	NMLT Trust 1.19%, 05/25/2056(1)(3)	3,875,091
	OBX Trust
2,944,868	1.05%, 07/25/2061(1)(3)	2,322,799
3,098,870	1.07%, 02/25/2066(1)(3)	2,633,993
5,943,501	2.31%, 11/25/2061(1)(3)	5,135,221

225

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
$ 177,988	6.10%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	$ 168,954
1,382,868	PMT Credit Risk Transfer Trust 8.35%, 02/27/2024, 1 mo. USD Term SOFR + 3.01%(1)(2)	1,375,603
	Preston Ridge Partners Mortgage LLC
3,003,559	1.79%, 06/25/2026(1)(4)	2,920,985
2,488,989	1.79%, 07/25/2026(1)(4)	2,408,513
4,746,012	1.87%, 04/25/2026(1)(4)	4,620,289
4,046,763	1.87%, 08/25/2026(1)(4)	3,903,221
1,063,420	2.12%, 03/25/2026(1)(3)	1,050,379
5,216,984	2.36%, 10/25/2026(1)(4)	5,039,237
751,803	5.36%, 11/25/2025(1)(4)	751,027
448,979	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	412,442
	Residential Accredit Loans, Inc. Trust
488,955	6.00%, 12/25/2035	423,274
1,243,687	6.05%, 04/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	1,045,342
259,497	Residential Funding Mtg Sec I Trust 4.11%, 08/25/2035(3)	112,190
957,202	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	878,184
	Seasoned Credit Risk Transfer Trust
2,178,671	2.50%, 08/25/2059	1,812,590
1,874,360	3.50%, 11/25/2057	1,724,447
3,795,857	3.50%, 03/25/2058	3,400,585
5,037,628	3.50%, 07/25/2058	4,586,826
1,027,954	3.50%, 08/25/2058	930,227
3,888,049	3.50%, 10/25/2058	3,502,563
2,315,224	STAR Trust 1.22%, 05/25/2065(1)(3)	2,040,978
	Starwood Mortgage Residential Trust
800,568	0.94%, 05/25/2065(1)(3)	737,387
4,580,666	1.92%, 11/25/2066(1)(3)	3,848,929
471,113	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	204,951
2,101,439	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(4)	2,058,338
	Towd Point Mortgage Trust
7,250,224	2.92%, 11/30/2060(1)(3)	6,061,049
1,840,994	3.25%, 03/25/2058(1)(3)	1,782,639
449,221	Triangle Re Ltd. 7.24%, 02/25/2034, 30 day USD SOFR Average + 1.90%(1)(2)	449,492
	Verus Securitization Trust
549,201	0.82%, 10/25/2063(1)(3)	496,796
1,459,089	0.92%, 02/25/2064(1)(3)	1,279,069
2,022,021	0.94%, 07/25/2066(1)(3)	1,680,253
1,221,070	1.03%, 02/25/2066(1)(3)	1,061,341
540,539	1.50%, 05/25/2065(1)(4)	507,490
3,169,190	1.82%, 11/25/2066(1)(3)	2,745,784
4,515,687	2.72%, 01/25/2067(1)(4)	4,077,018
1,203,241	4.13%, 02/25/2067(1)(4)	1,128,905
	WaMu Mortgage Pass-Through Certificates Trust
493,794	3.81%, 06/25/2037(3)	416,304
251,060	5.94%, 10/25/2046, 1 yr. USD MTA + 0.88%(2)	206,932
149,398	6.04%, 07/25/2046, 1 yr. USD MTA + 0.98%(2)	127,892
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
346,608	5.89%, 11/25/2046, 1 yr. USD MTA + 0.83%(2)	280,806
573,587	6.00%, 07/25/2036, 1 mo. USD Term SOFR + 0.71%(2)	376,408
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.2% - (continued)
	Whole Loan Collateral CMO - 6.6% - (continued)
	Wells Fargo Mortgage-Backed Securities Trust
$ 8,910	3.93%, 11/25/2048(1)(3)	$ 8,355
67,290	6.24%, 09/25/2036(3)	62,925
		210,061,660
	Total Asset & Commercial Mortgage-Backed Securities (cost $713,406,940)	$ 675,675,832
CORPORATE BONDS - 28.8%
	Advertising - 0.1%
4,815,000	Lamar Media Corp. 3.63%, 01/15/2031	$ 4,234,793
	Aerospace/Defense - 0.2%
	Boeing Co.
1,610,000	5.04%, 05/01/2027	1,611,464
2,060,000	5.15%, 05/01/2030	2,062,198
50,000	5.81%, 05/01/2050	50,045
1,400,000	5.93%, 05/01/2060	1,396,078
1,260,000	Northrop Grumman Corp. 5.15%, 05/01/2040	1,257,098
		6,376,883
	Agriculture - 0.3%
	Philip Morris International, Inc.
720,000	5.13%, 11/17/2027	731,563
3,740,000	5.13%, 02/15/2030	3,800,827
1,740,000	5.38%, 02/15/2033	1,774,019
2,090,000	5.63%, 09/07/2033	2,168,615
		8,475,024
	Apparel - 0.3%
940,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	907,073
	Tapestry, Inc.
780,000	7.05%, 11/27/2025	797,894
1,690,000	7.35%, 11/27/2028	1,771,222
225,000	7.70%, 11/27/2030	238,266
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,426,309
		8,140,764
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	250,843
1,480,000	5.40%, 06/15/2033(1)	1,485,738
		1,736,581
	Biotechnology - 0.3%
	Amgen, Inc.
765,000	5.25%, 03/02/2030	783,254
4,575,000	5.25%, 03/02/2033	4,662,705
	Royalty Pharma PLC
3,605,000	2.15%, 09/02/2031	2,934,264
1,300,000	2.20%, 09/02/2030	1,089,754
250,000	3.30%, 09/02/2040	188,000
		9,657,977
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
2,010,000	6.17%, 07/15/2027	2,058,306
2,090,000	6.33%, 07/15/2029	2,178,173
1,665,000	6.55%, 11/15/2030	1,759,752
		5,996,231
	Commercial Banks - 7.8%
2,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	2,453,922

226

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Commercial Banks - 7.8% - (continued)
EUR 1,300,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	$ 1,477,404
2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	3,019,953
	Bank of America Corp.
$ 2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,817,911
3,130,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	2,559,561
3,445,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	2,822,572
480,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	399,736
2,630,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	2,275,693
8,825,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	7,483,739
1,980,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,688,104
4,950,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	4,511,751
140,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	132,218
1,420,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(6)	1,391,870
3,375,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	3,400,712
1,400,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	1,425,179
4,475,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	4,574,491
6,015,000	Bank of Ireland Group PLC 6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	6,077,541
3,675,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	3,900,809
2,455,000	Barclays PLC 9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2028; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(8)	2,532,166
	BNP Paribas SA
730,000	2.16%, 09/15/2029, (2.16% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.22% thereafter)(1)(6)	637,331
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Commercial Banks - 7.8% - (continued)
$ 1,595,000	5.13%, 01/13/2029, (5.13% fixed rate until 01/13/2028; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	$ 1,601,991
900,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	912,432
3,910,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	4,084,791
	BPCE SA
1,690,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	1,700,271
6,275,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	6,595,731
5,310,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	5,792,255
1,155,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	1,162,931
	Credit Agricole SA
3,295,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	3,355,432
1,295,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	1,349,804
1,435,000	Danske Bank AS 1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	1,347,522
	Deutsche Bank AG
695,000	2.13%, 11/24/2026, (2.13% fixed rate until 11/24/2025; 6 mo. USD SOFR + 1.87% thereafter)(6)	654,287
1,070,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	979,011
370,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	373,217
	Goldman Sachs Group, Inc.
3,035,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	2,499,951
6,525,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	5,500,699
1,220,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	1,161,108
3,020,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(6)	2,920,605
	HSBC Holdings PLC
2,300,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	2,011,664
2,970,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	2,884,733

227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Commercial Banks - 7.8% - (continued)
$ 210,000	4.76%, 03/29/2033, (4.76% fixed rate until 03/29/2032; 6 mo. USD SOFR + 2.53% thereafter)(6)	$ 195,014
7,860,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	7,878,936
2,850,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	2,890,342
1,690,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	1,746,070
1,570,000	6.55%, 06/20/2034, (6.55% fixed rate until 06/20/2033; 6 mo. USD SOFR + 2.98% thereafter)(6)	1,634,213
2,695,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(6)	2,943,396
2,700,000	Huntington National Bank 5.65%, 01/10/2030	2,740,172
	Intesa Sanpaolo SpA
420,000	6.63%, 06/20/2033(1)	431,615
3,265,000	7.80%, 11/28/2053(1)	3,576,509
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(6)	22,811
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,729,801
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD Term SOFR + 1.21% thereafter)(6)	1,696,027
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	788,077
1,920,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	1,885,083
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	1,240,479
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	958,375
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,586,376
5,185,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	5,267,129
1,695,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	1,744,492
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,826,211
	Lloyds Banking Group PLC
1,470,000	5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(6)	1,478,518
2,660,000	5.68%, 01/05/2035, (5.68% fixed rate until 01/05/2034; 1 yr. USD CMT + 1.75% thereafter)(6)	2,692,331
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Commercial Banks - 7.8% - (continued)
	M&T Bank Corp.
$ 3,947,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	$ 3,718,945
3,330,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	3,587,991
2,620,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	2,571,076
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	2,455,081
	Morgan Stanley
$ 5,915,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	4,746,037
2,665,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	2,146,786
2,005,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,757,757
530,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	516,241
1,060,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(6)	1,063,308
4,240,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	4,265,340
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	768,601
360,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(6)	367,096
7,960,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	8,430,963
	OTP Bank Nyrt
EUR 2,640,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	2,924,706
$ 1,525,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	1,567,608
	PNC Financial Services Group, Inc.
1,025,000	5.07%, 01/24/2034, (5.07% fixed rate until 01/24/2033; 6 mo. USD SOFR + 1.93% thereafter)(6)	1,007,890
1,180,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	1,209,494
850,000	6.88%, 10/20/2034, (6.88% fixed rate until 10/20/2033; 6 mo. USD SOFR + 2.28% thereafter)(6)	945,436
	Societe Generale SA
4,175,000	6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	4,187,328
7,845,000	6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	7,837,855

228

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Commercial Banks - 7.8% - (continued)
	Standard Chartered PLC
$ 2,250,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	$ 2,377,679
1,415,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	1,524,459
1,160,000	Truist Financial Corp. 5.44%, 01/24/2030, (5.44% fixed rate until 01/24/2029; 6 mo. USD SOFR + 1.62% thereafter)(6)	1,168,758
	UBS Group AG
1,265,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	1,015,970
1,765,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	1,514,062
870,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	814,432
2,675,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	2,693,979
450,000	5.71%, 01/12/2027, (5.71% fixed rate until 01/12/2026; 1 yr. USD CMT + 1.55% thereafter)(1)(6)	452,673
3,320,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	3,457,480
1,265,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	1,313,807
5,175,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	5,504,850
	Wells Fargo & Co.
745,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	647,692
3,360,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	2,991,490
6,683,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	5,859,548
315,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	313,004
2,070,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	2,021,231
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	151,178
1,735,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	1,766,757
7,050,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	7,202,199
1,628,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,714,778
		250,004,640
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Commercial Services - 0.9%
	Ashtead Capital, Inc.
$ 1,550,000	4.00%, 05/01/2028(1)	$ 1,466,718
5,335,000	4.38%, 08/15/2027(1)	5,150,409
2,280,000	5.50%, 08/11/2032(1)	2,266,755
1,240,000	5.80%, 04/15/2034(1)	1,247,397
450,000	5.95%, 10/15/2033(1)	457,779
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,814,179
	Howard University
2,000,000	2.70%, 10/01/2029	1,780,392
1,205,000	3.48%, 10/01/2041	883,981
	Service Corp. International
7,045,000	3.38%, 08/15/2030	6,143,240
4,657,000	5.13%, 06/01/2029(9)	4,546,396
		27,757,246
	Construction Materials - 0.3%
4,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	4,688,467
	Standard Industries, Inc.
640,000	3.38%, 01/15/2031(1)	542,855
4,965,000	4.38%, 07/15/2030(1)	4,502,817
		9,734,139
	Distribution/Wholesale - 0.0%
1,245,000	LKQ Corp. 5.75%, 06/15/2028	1,270,079
	Diversified Financial Services - 0.7%
	Capital One Financial Corp.
1,615,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	1,468,321
3,830,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	3,438,334
2,025,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	1,998,093
2,025,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	2,027,477
745,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(6)	756,757
1,440,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	1,483,945
2,075,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	2,290,370
3,925,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	4,372,131
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,411,973
		22,247,401
	Electric - 4.1%
1,228,000	AES Corp. 3.30%, 07/15/2025(1)	1,188,053
	Alabama Power Co.
2,120,000	3.45%, 10/01/2049	1,592,420
310,000	4.15%, 08/15/2044	264,972
3,900,000	Ameren Corp. 5.00%, 01/15/2029	3,920,241
	Arizona Public Service Co.
815,000	5.55%, 08/01/2033	841,189
1,750,000	6.35%, 12/15/2032	1,896,591
	Berkshire Hathaway Energy Co.
865,000	1.65%, 05/15/2031	696,894

229

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Electric - 4.1% - (continued)
$ 1,585,000	4.60%, 05/01/2053	$ 1,397,081
	Cleco Corporate Holdings LLC
1,595,000	3.38%, 09/15/2029	1,401,332
70,000	4.97%, 05/01/2046	59,150
	Consolidated Edison Co. of New York, Inc.
1,500,000	3.20%, 12/01/2051	1,052,384
800,000	5.50%, 03/15/2034	833,978
	Dominion Energy, Inc.
1,652,000	3.38%, 04/01/2030	1,509,527
6,326,000	5.38%, 11/15/2032	6,415,057
115,000	6.30%, 03/15/2033	122,421
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	504,267
	Duke Energy Corp.
4,635,000	2.55%, 06/15/2031	3,941,488
2,000,000	2.65%, 09/01/2026	1,901,696
1,095,000	3.75%, 09/01/2046	842,150
1,840,000	4.50%, 08/15/2032	1,766,871
2,795,000	4.85%, 01/05/2029	2,801,889
895,000	5.00%, 08/15/2052	826,476
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	334,974
1,215,000	3.25%, 10/01/2049	856,446
	Duke Energy Progress LLC
825,000	4.00%, 04/01/2052	663,184
1,035,000	4.38%, 03/30/2044	910,482
	Edison International
590,000	4.13%, 03/15/2028	571,978
1,985,000	5.25%, 11/15/2028	2,002,795
6,200,000	6.95%, 11/15/2029	6,724,249
1,287,000	Emera, Inc. 6.75%, 06/15/2076	1,261,064
305,000	Evergy Metro, Inc. 2.25%, 06/01/2030	262,582
	Evergy, Inc.
710,000	2.45%, 09/15/2024	696,660
1,380,000	2.90%, 09/15/2029	1,242,229
	Eversource Energy
3,815,000	5.13%, 05/15/2033	3,749,674
1,285,000	5.50%, 01/01/2034	1,298,170
2,475,000	5.95%, 02/01/2029	2,572,438
	Georgia Power Co.
410,000	4.30%, 03/15/2042	362,247
465,000	4.70%, 05/15/2032	459,361
455,000	4.95%, 05/17/2033	454,654
1,180,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	1,122,145
1,230,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,213,132
1,950,000	Kentucky Power Co. 7.00%, 11/15/2033(1)	2,096,463
1,125,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	1,172,370
1,425,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	1,503,140
	NextEra Energy Capital Holdings, Inc.
2,130,000	1.88%, 01/15/2027	1,965,344
2,645,000	2.25%, 06/01/2030	2,258,548
2,585,000	4.63%, 07/15/2027	2,576,223
890,000	5.00%, 02/28/2030	895,712
1,665,000	5.00%, 07/15/2032	1,656,044
3,070,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	3,068,083
1,100,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	926,354
1,265,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	1,274,064
1,775,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	1,878,400
	Pacific Gas & Electric Co.
4,985,000	2.50%, 02/01/2031	4,129,139
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Electric - 4.1% - (continued)
$ 530,000	4.40%, 03/01/2032	$ 489,938
5,085,000	4.55%, 07/01/2030	4,855,839
820,000	5.25%, 03/01/2052	733,132
1,285,000	5.90%, 06/15/2032	1,313,211
3,675,000	6.10%, 01/15/2029	3,807,451
2,715,000	6.15%, 01/15/2033	2,819,536
2,560,000	6.40%, 06/15/2033	2,714,901
580,000	PPL Capital Funding, Inc. 4.13%, 04/15/2030	551,692
830,000	Public Service Enterprise Group, Inc. 6.13%, 10/15/2033	886,354
	Puget Energy, Inc.
1,835,000	2.38%, 06/15/2028	1,639,851
1,925,000	3.65%, 05/15/2025	1,880,664
1,500,000	4.10%, 06/15/2030	1,377,252
612,000	4.22%, 03/15/2032	558,253
2,290,000	Sempra 5.40%, 08/01/2026	2,317,810
3,010,000	Southern California Edison Co. 5.20%, 06/01/2034	3,030,042
	Southern Co.
995,000	3.25%, 07/01/2026	960,183
2,625,000	5.20%, 06/15/2033	2,653,732
1,805,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	1,810,140
370,000	Union Electric Co. 4.00%, 04/01/2048	296,564
	Virginia Electric & Power Co.
1,980,000	5.00%, 04/01/2033	1,985,462
2,940,000	5.00%, 01/15/2034	2,925,256
1,005,000	5.35%, 01/15/2054	1,000,359
1,085,000	Xcel Energy, Inc. 4.60%, 06/01/2032	1,051,602
		129,593,699
	Energy-Alternate Sources - 0.2%
4,075,000	Energo-Pro AS 8.50%, 02/04/2027(1)	4,051,243
1,495,000	FS Luxembourg SARL 10.00%, 12/15/2025(1)	1,564,955
2,394,000	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	2,169,850
		7,786,048
	Engineering & Construction - 0.2%
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,027,781
	International Airport Finance SA
3,483,653	12.00%, 03/15/2033(1)	3,548,623
606,271	12.00%, 03/15/2033(7)	617,578
		6,193,982
	Entertainment - 0.4%
	Warnermedia Holdings, Inc.
2,935,000	4.28%, 03/15/2032	2,684,166
180,000	5.05%, 03/15/2042	159,207
660,000	5.39%, 03/15/2062	566,594
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)	961,913
1,690,000	3.75%, 12/01/2029(1)	1,522,775
6,310,000	3.88%, 07/15/2030(1)	5,623,788
		11,518,443
	Environmental Control - 0.3%
7,645,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	7,400,891
2,005,000	Veralto Corp. 5.35%, 09/18/2028(1)	2,046,259
		9,447,150
	Food - 0.3%
1,198,000	Conagra Brands, Inc. 4.85%, 11/01/2028	1,193,133
600,000	General Mills, Inc. 4.95%, 03/29/2033	599,924
2,095,000	Minerva Luxembourg SA 8.88%, 09/13/2033(1)	2,195,176

230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Food - 0.3% - (continued)
$ 2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	$ 2,751,722
1,235,000	Sysco Corp. 5.75%, 01/17/2029	1,287,379
		8,027,334
	Gas - 0.4%
2,500,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	2,592,354
1,920,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	1,943,812
	NiSource, Inc.
345,000	3.49%, 05/15/2027	332,269
2,298,000	3.60%, 05/01/2030	2,140,783
1,180,000	5.25%, 03/30/2028	1,203,152
1,645,000	5.40%, 06/30/2033	1,684,503
1,830,000	Southern California Gas Co. 5.20%, 06/01/2033	1,869,204
490,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	512,622
		12,278,699
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
5,350,000	6.05%, 04/15/2028(1)	5,428,253
745,000	6.30%, 02/15/2030(1)	765,271
		6,193,524
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,015,089
540,000	3.00%, 09/23/2029(1)	492,209
745,000	5.38%, 12/06/2032(1)	765,875
805,000	5.75%, 12/06/2052(1)	852,112
4,835,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	4,612,280
1,710,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	1,610,922
4,133,000	Hologic, Inc. 4.63%, 02/01/2028(1)	3,990,933
		14,339,420
	Healthcare - Services - 0.6%
	Centene Corp.
1,375,000	2.45%, 07/15/2028	1,223,767
75,000	4.25%, 12/15/2027	72,129
8,035,000	4.63%, 12/15/2029	7,698,081
520,000	CommonSpirit Health 3.35%, 10/01/2029	480,230
3,130,000	HCA, Inc. 3.38%, 03/15/2029	2,888,699
	Humana, Inc.
761,000	3.70%, 03/23/2029	722,595
425,000	5.75%, 12/01/2028	440,143
	Kaiser Foundation Hospitals
605,000	2.81%, 06/01/2041	453,801
1,515,000	3.00%, 06/01/2051	1,064,973
325,000	Sutter Health 3.36%, 08/15/2050	242,716
	UnitedHealth Group, Inc.
1,270,000	2.75%, 05/15/2040	958,610
590,000	3.50%, 08/15/2039	498,718
385,000	4.95%, 05/15/2062	371,529
650,000	5.35%, 02/15/2033	679,202
430,000	6.05%, 02/15/2063	490,044
		18,285,237
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,340,000	5.13%, 08/01/2030(1)	1,276,305
3,847,000	5.75%, 01/15/2028(1)	3,819,599
		5,095,904
	Insurance - 0.9%
895,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	913,956
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Insurance - 0.9% - (continued)
	Athene Global Funding
$ 590,000	2.50%, 03/24/2028(1)	$ 528,329
3,495,000	2.65%, 10/04/2031(1)	2,854,631
4,330,000	2.72%, 01/07/2029(1)	3,801,706
1,760,000	Athene Holding Ltd. 5.88%, 01/15/2034	1,763,831
	Corebridge Financial, Inc.
715,000	3.85%, 04/05/2029	674,920
485,000	6.05%, 09/15/2033(1)	507,256
4,285,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	3,792,864
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,221,329
3,245,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	3,262,158
790,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	772,073
	Metropolitan Life Global Funding I
4,090,000	2.40%, 01/11/2032(1)	3,383,164
1,375,000	5.15%, 03/28/2033(1)	1,388,452
2,160,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	2,173,756
1,065,000	Protective Life Global Funding 5.47%, 12/08/2028(1)	1,093,673
795,000	Willis North America, Inc. 3.60%, 05/15/2024	790,004
		29,922,102
	Internet - 0.5%
	Gen Digital, Inc.
4,065,000	5.00%, 04/15/2025(1)	4,043,171
3,970,000	6.75%, 09/30/2027(1)	4,029,883
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
1,070,000	3.50%, 03/01/2029(1)	963,000
6,567,000	5.25%, 12/01/2027(1)	6,447,481
		15,483,535
	Investment Company Security - 0.0%
855,000	New Mountain Finance Corp. 6.88%, 02/01/2029	853,407
	IT Services - 0.2%
7,491,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	7,054,874
	Machinery-Diversified - 0.1%
755,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	787,555
1,985,000	Otis Worldwide Corp. 2.57%, 02/15/2030	1,755,929
		2,543,484
	Media - 1.0%
	Charter Communications Operating LLC/Charter Communications Operating Capital
670,000	2.25%, 01/15/2029	578,289
713,000	3.50%, 03/01/2042	489,113
1,045,000	4.80%, 03/01/2050	796,791
575,000	5.05%, 03/30/2029	565,346
1,700,000	5.13%, 07/01/2049	1,356,862
200,000	5.75%, 04/01/2048	174,044
3,427,000	6.48%, 10/23/2045	3,290,012
1,060,000	6.83%, 10/23/2055	1,051,326
	Comcast Corp.
1,901,000	2.94%, 11/01/2056	1,226,491
295,000	3.20%, 07/15/2036	247,912
	Cox Communications, Inc.
1,725,000	2.60%, 06/15/2031(1)	1,441,196
662,000	3.15%, 08/15/2024(1)	652,745

231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Media - 1.0% - (continued)
	Discovery Communications LLC
$ 1,245,000	3.63%, 05/15/2030	$ 1,127,855
1,395,000	4.00%, 09/15/2055	983,973
281,000	4.13%, 05/15/2029	266,545
1,233,000	5.20%, 09/20/2047	1,064,323
2,006,000	5.30%, 05/15/2049	1,736,419
655,000	6.35%, 06/01/2040	664,152
	Paramount Global
1,190,000	4.38%, 03/15/2043	857,956
526,000	4.95%, 01/15/2031(9)	496,974
2,025,000	5.25%, 04/01/2044	1,667,248
	Sirius XM Radio, Inc.
2,440,000	4.00%, 07/15/2028(1)	2,217,512
5,995,000	4.13%, 07/01/2030(1)	5,238,131
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,787,289
2,482,000	Time Warner Cable LLC 4.50%, 09/15/2042	1,959,030
		31,937,534
	Mining - 0.4%
3,365,000	Anglo American Capital PLC 2.63%, 09/10/2030(1)	2,872,731
	Corp. Nacional del Cobre de Chile
1,865,000	5.95%, 01/08/2034(1)	1,863,532
2,695,000	6.44%, 01/26/2036(1)	2,751,487
3,855,000	Glencore Funding LLC 6.38%, 10/06/2030(1)	4,129,644
		11,617,394
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
470,000	2.67%, 12/01/2026	439,527
3,796,000	3.25%, 02/15/2029	3,432,341
		3,871,868
	Oil & Gas - 1.8%
	Aker BP ASA
2,018,000	2.00%, 07/15/2026(1)	1,868,696
680,000	3.10%, 07/15/2031(1)	582,598
1,215,000	5.60%, 06/13/2028(1)	1,235,807
2,130,000	6.00%, 06/13/2033(1)	2,207,312
	BP Capital Markets America, Inc.
271,000	2.94%, 06/04/2051	184,477
2,960,000	4.81%, 02/13/2033	2,956,103
2,160,000	4.89%, 09/11/2033	2,167,832
2,290,000	4.99%, 04/10/2034	2,302,754
	ConocoPhillips Co.
320,000	4.03%, 03/15/2062	256,507
950,000	5.05%, 09/15/2033	966,003
2,030,000	5.70%, 09/15/2063	2,144,014
95,000	Continental Resources, Inc. 4.38%, 01/15/2028	92,158
1,085,000	Diamondback Energy, Inc. 6.25%, 03/15/2033	1,156,404
	Ecopetrol SA
964,000	4.63%, 11/02/2031	794,660
5,240,000	8.38%, 01/19/2036	5,294,758
5,070,000	8.63%, 01/19/2029	5,360,014
	Energian Israel Finance Ltd.
1,030,000	4.88%, 03/30/2026(7)	948,014
1,180,000	5.88%, 03/30/2031(7)	980,476
1,325,000	8.50%, 09/30/2033(7)	1,241,231
	Equinor ASA
890,000	3.63%, 04/06/2040	760,611
930,000	3.70%, 04/06/2050	753,218
	Hess Corp.
2,814,000	7.13%, 03/15/2033	3,256,995
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Oil & Gas - 1.8% - (continued)
$ 1,325,000	7.30%, 08/15/2031	$ 1,530,496
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	2,814,448
1,035,000	Marathon Oil Corp. 6.60%, 10/01/2037	1,084,373
	Occidental Petroleum Corp.
304,000	6.13%, 01/01/2031	315,613
3,225,000	6.63%, 09/01/2030	3,438,495
150,000	7.50%, 05/01/2031	167,373
1,365,000	Ovintiv, Inc. 6.63%, 08/15/2037	1,423,327
	Patterson-UTI Energy, Inc.
2,015,000	5.15%, 11/15/2029	1,942,921
3,265,000	7.15%, 10/01/2033	3,490,644
	Shell International Finance BV
640,000	2.88%, 11/26/2041	479,549
955,000	3.00%, 11/26/2051	665,543
1,035,000	3.25%, 04/06/2050	759,872
3,306,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	3,253,137
		58,876,433
	Packaging & Containers - 0.3%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,866,750
	Pharmaceuticals - 0.2%
2,775,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	2,840,433
	CVS Health Corp.
1,715,000	2.70%, 08/21/2040	1,206,489
1,105,000	4.13%, 04/01/2040	936,745
		4,983,667
	Pipelines - 1.5%
	Cheniere Energy Partners LP
725,000	3.25%, 01/31/2032	615,992
1,090,000	4.50%, 10/01/2029	1,040,246
2,375,000	Columbia Pipelines Holding Co. LLC 6.04%, 08/15/2028(1)	2,457,841
	Columbia Pipelines Operating Co. LLC
1,815,000	5.93%, 08/15/2030(1)	1,885,090
2,445,000	6.04%, 11/15/2033(1)	2,563,571
1,045,000	6.54%, 11/15/2053(1)	1,146,036
3,670,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	3,094,177
	Enbridge, Inc.
4,115,000	5.70%, 03/08/2033	4,250,724
1,165,000	6.00%, 11/15/2028	1,222,242
2,010,000	8.50%, 01/15/2084, (8.50% fixed rate until 01/15/2083; 5 yr. USD CMT + 4.43% thereafter)(6)	2,149,627
	Energy Transfer LP
585,000	4.00%, 10/01/2027	564,847
95,000	5.25%, 04/15/2029	95,940
3,417,000	6.40%, 12/01/2030	3,631,290
	EQM Midstream Partners LP
135,000	5.50%, 07/15/2028	133,728
145,000	6.50%, 07/01/2027(1)	146,842
1,426,741	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	1,142,163
	Greensaif Pipelines Bidco SARL
3,390,000	6.13%, 02/23/2038(1)	3,465,716
3,010,000	6.51%, 02/23/2042(1)	3,077,705
	ONEOK, Inc.
370,000	3.10%, 03/15/2030	332,589
1,510,000	3.40%, 09/01/2029	1,395,618
550,000	4.35%, 03/15/2029	536,099
1,220,000	6.10%, 11/15/2032	1,284,381
	Targa Resources Corp.
255,000	6.13%, 03/15/2033	267,414
1,515,000	6.15%, 03/01/2029	1,582,387
780,000	6.25%, 07/01/2052	806,651

232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Pipelines - 1.5% - (continued)
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
$ 1,375,000	4.00%, 01/15/2032	$ 1,239,315
320,000	4.88%, 02/01/2031	306,880
856,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	780,308
	Western Midstream Operating LP
1,015,000	4.75%, 08/15/2028	994,762
1,715,000	6.15%, 04/01/2033	1,773,344
	Williams Cos., Inc.
2,305,000	4.65%, 08/15/2032	2,236,613
2,205,000	4.90%, 03/15/2029	2,207,210
		48,427,348
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
420,000	2.70%, 04/15/2031	359,633
1,585,000	3.80%, 08/15/2029	1,494,540
	Crown Castle, Inc.
1,580,000	2.90%, 03/15/2027	1,481,323
210,000	3.80%, 02/15/2028	199,587
4,415,000	4.80%, 09/01/2028	4,357,143
1,460,000	5.00%, 01/11/2028	1,451,338
1,990,000	5.60%, 06/01/2029	2,026,337
	GLP Capital LP/GLP Financing II, Inc.
2,155,000	5.30%, 01/15/2029	2,123,869
1,155,000	5.75%, 06/01/2028	1,163,257
2,245,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,174,008
3,751,000	VICI Properties LP 4.95%, 02/15/2030	3,639,443
		20,470,478
	Retail - 0.4%
	AutoZone, Inc.
1,225,000	4.75%, 08/01/2032	1,202,536
500,000	4.75%, 02/01/2033	488,842
1,180,000	6.55%, 11/01/2033	1,300,377
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,233,911
3,955,000	5.63%, 01/01/2030(1)	3,769,562
2,071,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	2,038,686
		13,033,914
	Semiconductors - 0.2%
	Intel Corp.
450,000	3.10%, 02/15/2060	298,436
200,000	5.70%, 02/10/2053	210,859
885,000	5.90%, 02/10/2063	958,747
	Marvell Technology, Inc.
2,740,000	2.45%, 04/15/2028	2,481,150
400,000	2.95%, 04/15/2031	348,407
	NXP BV/NXP Funding LLC/NXP USA, Inc.
40,000	3.15%, 05/01/2027	37,972
1,095,000	4.30%, 06/18/2029	1,059,866
1,610,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	1,381,908
		6,777,345
	Software - 1.4%
7,110,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	6,701,175
5,909,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	5,521,910
	MSCI, Inc.
2,876,000	3.63%, 11/01/2031(1)	2,524,785
999,000	3.88%, 02/15/2031(1)	901,888
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	408,983
8,750,000	3.88%, 12/01/2029(1)	7,891,845
4,375,000	6.90%, 12/01/2027(1)	4,534,994
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 28.8% - (continued)
	Software - 1.4% - (continued)
$ 310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	$ 273,948
	Oracle Corp.
820,000	2.30%, 03/25/2028	744,070
690,000	2.95%, 04/01/2030	621,195
4,595,000	3.85%, 04/01/2060	3,327,116
40,000	4.00%, 07/15/2046	32,149
780,000	4.00%, 11/15/2047	620,530
900,000	4.10%, 03/25/2061	684,928
105,000	4.13%, 05/15/2045	86,074
2,070,000	6.15%, 11/09/2029	2,208,181
6,210,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	6,117,408
		43,201,179
	Telecommunications - 0.3%
	AT&T, Inc.
2,180,000	2.55%, 12/01/2033	1,767,154
951,000	3.55%, 09/15/2055	674,672
177,000	3.65%, 09/15/2059	124,794
1,529,000	3.80%, 12/01/2057	1,125,865
1,120,000	4.50%, 05/15/2035	1,056,779
415,000	5.40%, 02/15/2034	425,316
	T-Mobile USA, Inc.
2,895,000	3.88%, 04/15/2030	2,735,784
1,205,000	5.05%, 07/15/2033	1,204,981
1,440,000	5.75%, 01/15/2034	1,515,208
		10,630,553
	Trucking & Leasing - 0.4%
5,510,000	DAE Funding LLC 1.55%, 08/01/2024(1)	5,369,092
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,825,000	2.70%, 11/01/2024(1)	1,784,597
2,650,000	4.00%, 07/15/2025(1)	2,596,774
1,520,000	4.40%, 07/01/2027(1)	1,486,551
720,000	6.05%, 08/01/2028(1)	747,577
		11,984,591
	Total Corporate Bonds (cost $932,780,213)	$ 916,927,654
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
	Angola - 0.1%
	Angola Government International Bonds
1,305,000	8.00%, 11/26/2029(7)	$ 1,133,320
805,000	8.75%, 04/14/2032(1)	690,812
1,000,000	8.75%, 04/14/2032(7)	858,152
		2,682,284
	Benin - 0.0%
EUR 216,000	Benin Government International Bonds 4.95%, 01/22/2035(1)	182,809
	Bermuda - 0.1%
	Bermuda Government International Bonds
$ 980,000	2.38%, 08/20/2030(1)	824,474
3,010,000	5.00%, 07/15/2032(1)	2,919,700
		3,744,174
	Brazil - 0.4%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	13,550,051
	Chile - 0.1%
	Chile Government International Bonds
EUR 2,245,000	1.25%, 01/22/2051	1,310,143
$ 1,610,000	4.95%, 01/05/2036	1,579,248
		2,889,391

233

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Colombia - 0.1%
	Colombia Government International Bonds
$ 3,900,000	5.00%, 06/15/2045	$ 2,842,849
2,740,000	5.20%, 05/15/2049	2,021,719
		4,864,568
	Costa Rica - 0.1%
1,995,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	2,040,892
	Hungary - 0.3%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(7)	6,143,096
$ 805,000	5.50%, 03/26/2036(1)	788,127
3,785,000	6.13%, 05/22/2028(1)	3,893,251
		10,824,474
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 7,745,000	1.10%, 03/12/2033	6,591,393
290,000	2.15%, 07/18/2024(7)	310,017
		6,901,410
	Ivory Coast - 0.1%
2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	2,579,496
	Mexico - 0.4%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	787,007
9,370,000	6.00%, 05/07/2036	9,539,168
495,000	6.34%, 05/04/2053	493,154
1,075,000	6.40%, 05/07/2054	1,081,602
		11,900,931
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 3,645,000	2.75%, 01/18/2025(7)	3,846,291
3,615,000	3.68%, 06/03/2026(1)	3,789,529
		7,635,820
	Panama - 0.1%
	Panama Government International Bonds
$ 299,000	4.50%, 04/16/2050	197,058
976,000	6.85%, 03/28/2054	872,728
1,025,000	6.88%, 01/31/2036	988,982
		2,058,768
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,163,898
1,120,000	1.75%, 04/28/2041	843,275
		5,007,173
	Poland - 0.0%
$ 1,180,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	1,183,929
	Romania - 0.5%
	Romania Government International Bonds
EUR 5,115,000	2.63%, 12/02/2040(1)	3,710,523
11,590,000	2.75%, 04/14/2041(7)	8,391,961
$ 1,704,000	5.88%, 01/30/2029(1)	1,720,931
1,674,000	6.38%, 01/30/2034(1)	1,709,553
		15,532,968
	Saudi Arabia - 0.4%
	Saudi Government International Bonds
EUR 1,750,000	2.00%, 07/09/2039(7)	1,430,258
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.3% - (continued)
	Saudi Arabia - 0.4% - (continued)
$ 3,155,000	5.00%, 01/18/2053(1)	$ 2,800,062
7,570,000	5.75%, 01/16/2054(1)	7,439,115
		11,669,435
	Total Foreign Government Obligations (cost $119,526,044)	$ 105,248,573
MUNICIPAL BONDS - 1.3%
	Build America Bonds - 0.1%
1,145,000	Chicago Board of Education, IL, GO 6.14%, 12/01/2039	$ 1,081,784
1,285,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,455,012
420,000	State of Illinois, IL, GO, (AGM-CR Insured) 6.88%, 07/01/2025	427,343
		2,964,139
	Development - 0.2%
5,390,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	5,252,152
	General - 0.5%
965,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	840,641
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,630,202
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	5,734,331
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,307,101
		17,512,275
	School District - 0.1%
2,965,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	2,974,477
	Transportation - 0.3%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,662,376
6,535,000	5.18%, 11/15/2049	6,304,310
		8,966,686
	Utilities - 0.1%
4,155,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	4,243,640
	Total Municipal Bonds (cost $43,524,693)	$ 41,913,369
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
334,278	PES Holdings LLC 0.00%, 12/31/2024, U.S. (Fed) Prime Rate + 6.99%(11)(12)	$ 3,343
	Total Senior Floating Rate Interests (cost $334,278)	$ 3,343
U.S. GOVERNMENT AGENCIES - 53.8%
	Mortgage-Backed Agencies - 53.8%
	Federal Home Loan Mortgage Corp. - 9.0%
34,357	0.00%, 11/15/2036(13)(14)	$ 27,957
6,787,652	0.41%, 01/25/2027(3)(5)	47,518
10,074,898	0.64%, 01/25/2034(3)(5)	335,484
20,518,638	0.73%, 03/25/2027(3)(5)	320,616
5,629,422	0.74%, 10/25/2026(3)(5)	73,274
24,035,153	0.81%, 12/25/2030(3)(5)	944,834
11,898,507	0.88%, 06/25/2027(3)(5)	243,558
5,714,852	0.97%, 11/25/2030(3)(5)	266,418

234

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal Home Loan Mortgage Corp. - 9.0% - (continued)
$ 3,399,726	1.00%, 02/25/2051	$ 2,852,345
10,333,382	1.12%, 10/25/2030(3)(5)	544,101
16,982,324	1.21%, 06/25/2030(3)(5)	974,644
11,620,866	1.24%, 01/25/2030(3)(5)	610,697
988,241	1.50%, 10/01/2051	760,884
2,588,852	1.50%, 11/01/2051	1,992,591
12,341,320	1.54%, 05/25/2030(3)(5)	889,654
7,715,500	1.68%, 05/25/2030(3)(5)	593,287
616,463	1.75%, 10/15/2042	529,548
2,586,805	2.00%, 05/01/2036	2,340,276
1,070,594	2.00%, 06/01/2036	968,546
485,482	2.00%, 12/01/2040	417,279
2,923,134	2.00%, 05/01/2041	2,499,747
3,292,549	2.00%, 12/01/2041	2,799,264
923,321	2.00%, 07/25/2050	786,824
2,749,996	2.00%, 10/01/2050	2,232,590
2,390,048	2.00%, 02/01/2051	1,964,557
12,729,247	2.00%, 03/01/2051	10,333,780
6,812,290	2.00%, 04/01/2051	5,522,484
2,658,547	2.00%, 05/01/2051	2,185,645
1,097,736	2.00%, 08/01/2051	891,169
1,107,079	2.00%, 11/01/2051	903,870
4,307,243	2.00%, 04/01/2052	3,529,835
6,403,209	2.00%, 06/15/2052(5)	782,618
25,462	2.50%, 12/15/2026(5)	67
258,642	2.50%, 03/15/2028(5)	8,661
197,531	2.50%, 05/15/2028(5)	7,103
1,433,272	2.50%, 05/01/2050	1,229,471
1,729,142	2.50%, 06/01/2050	1,475,282
4,842,431	2.50%, 06/25/2050(5)	692,940
10,615,771	2.50%, 07/01/2050	9,041,315
2,908,821	2.50%, 09/01/2050	2,482,959
554,959	2.50%, 10/01/2050	476,886
3,278,037	2.50%, 11/01/2050	2,782,845
5,341,574	2.50%, 01/25/2051(5)	770,329
998,295	2.50%, 02/01/2051	857,041
2,496,200	2.50%, 03/01/2051	2,120,793
1,186,191	2.50%, 05/01/2051	1,005,624
1,540,551	2.50%, 07/01/2051	1,310,704
1,050,698	2.50%, 08/01/2051	890,836
1,840,368	2.50%, 10/01/2051	1,560,406
10,488,792	2.50%, 03/15/2052(5)	1,544,537
3,164,111	2.50%, 03/25/2052	2,792,940
6,174,341	2.50%, 04/01/2052	5,223,525
1,190,934	2.75%, 12/15/2041	1,094,279
314,052	3.00%, 03/15/2028(5)	12,762
284,327	3.00%, 08/01/2029	274,921
148,289	3.00%, 05/15/2032(5)	2,740
3,060,869	3.00%, 10/01/2032	2,924,606
267,993	3.00%, 03/15/2033(5)	22,006
1,254,910	3.00%, 04/01/2033	1,193,368
1,454,626	3.00%, 11/01/2036	1,354,422
1,406,735	3.00%, 01/01/2037	1,309,414
302,000	3.00%, 04/15/2042	261,918
3,355,940	3.00%, 11/01/2046	3,008,932
7,040,368	3.00%, 12/01/2046	6,310,032
1,242,272	3.00%, 07/01/2050	1,098,315
513,900	3.00%, 08/01/2051	455,058
3,450,405	3.00%, 10/01/2051	3,056,934
1,324,293	3.00%, 01/01/2052	1,177,519
1,670,904	3.00%, 05/01/2052	1,478,216
995,000	3.12%, 10/25/2031(3)	904,713
351,682	3.25%, 11/15/2041	324,844
72,553	3.50%, 09/15/2026(5)	2,079
66,488	3.50%, 03/15/2027(5)	1,425
3,969,733	3.50%, 01/15/2033(5)	387,223
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal Home Loan Mortgage Corp. - 9.0% - (continued)
$ 665,768	3.50%, 08/01/2034	$ 639,156
530,732	3.50%, 03/15/2041(5)	15,771
1,641,821	3.50%, 01/15/2043(5)	244,537
1,942,481	3.50%, 05/15/2043	1,763,053
4,292,633	3.50%, 08/15/2045	3,965,013
683,776	3.50%, 10/15/2045	622,211
272,172	3.50%, 06/01/2046	252,969
1,754,971	3.50%, 12/15/2046	1,589,763
1,193,817	3.50%, 10/01/2047	1,109,560
578,056	3.50%, 12/01/2047	536,498
1,813,775	3.50%, 01/01/2048	1,685,764
1,154,467	3.50%, 03/01/2048	1,078,724
93,026	3.50%, 04/01/2048	86,680
428,885	3.50%, 05/01/2048	398,256
899,727	3.50%, 12/01/2048	835,042
184,565	4.00%, 08/01/2025	182,528
46,927	4.00%, 08/15/2026(5)	856
150,847	4.00%, 07/15/2027(5)	2,963
284,900	4.00%, 03/15/2028(5)	6,774
86,002	4.00%, 06/15/2028(5)	2,443
357,861	4.00%, 07/15/2030(5)	24,041
1,503,420	4.00%, 05/25/2040(5)	225,087
2,041,998	4.00%, 09/15/2041	1,953,603
673,462	4.00%, 05/01/2042	649,633
196,933	4.00%, 08/01/2042	189,962
291,015	4.00%, 09/01/2042	280,713
82,387	4.00%, 07/01/2044	79,485
4,119,073	4.00%, 03/25/2045(5)	735,779
287,562	4.00%, 02/01/2046	277,378
239,120	4.00%, 04/01/2047	230,326
720,247	4.00%, 11/01/2047	694,838
108,785	4.00%, 09/01/2048	104,637
4,071,982	4.00%, 04/01/2049	3,893,192
866,809	4.00%, 05/01/2049	834,941
3,083,683	4.00%, 07/01/2049	2,966,010
168,936	4.50%, 02/01/2039	168,041
1,224,257	4.50%, 05/01/2042	1,220,795
322,798	4.50%, 07/01/2042	321,885
184,137	4.50%, 09/01/2044	181,841
652,731	4.75%, 07/15/2039	639,361
389,784	5.00%, 09/15/2033(5)	55,115
67,359	5.00%, 04/01/2038	68,169
184,661	5.00%, 08/01/2039	186,885
60,556	5.00%, 09/01/2039	60,791
171,514	5.00%, 01/01/2040	172,817
62,584	5.00%, 08/01/2040	63,146
2,751	5.00%, 02/01/2041	2,783
81,982	5.00%, 07/01/2041	82,968
129,398	5.00%, 04/01/2044	130,953
3,444,760	5.00%, 03/15/2045(5)	697,572
50,855	5.00%, 03/01/2047	51,186
19,550	5.00%, 11/01/2047	19,815
570,505	5.00%, 02/15/2048(5)	112,753
3,922,556	5.00%, 08/01/2052	3,881,344
53,637,225	5.00%, 09/01/2052	53,091,620
1,741,160	5.00%, 10/01/2052	1,723,051
988,896	5.00%, 11/01/2052	978,175
1,511,719	5.00%, 01/01/2053	1,497,932
2,312,220	5.00%, 03/01/2053	2,286,128
8,001,768	5.00%, 04/01/2053	7,922,971
19,749,375	5.00%, 05/01/2053	19,523,281
15,661	5.50%, 08/15/2033	16,045
306,586	5.50%, 04/15/2036(5)	57,253
3,046	5.50%, 11/01/2037	3,139
15,114	5.50%, 04/01/2038	15,579
14,513	5.50%, 06/01/2038	14,960

235

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal Home Loan Mortgage Corp. - 9.0% - (continued)
$ 768,714	5.50%, 08/01/2038	$ 792,334
40,841	5.50%, 05/01/2040	42,097
162,853	5.50%, 08/01/2040	167,859
189,046	5.50%, 06/01/2041	194,858
1,206,850	5.50%, 10/15/2046(5)	244,162
610,476	5.50%, 12/15/2046(5)	94,896
3,862,976	5.50%, 02/01/2053	3,888,345
3,164	6.00%, 11/01/2032	3,273
43,961	6.00%, 11/01/2033	45,726
32,171	6.00%, 02/01/2034	33,449
52,289	6.00%, 07/01/2034	54,517
14,283	6.00%, 08/01/2034	14,892
21,967	6.00%, 09/01/2034	22,889
13,044	6.00%, 01/01/2035	13,529
13,175	6.00%, 03/01/2035	13,685
17,692	6.00%, 05/01/2038	18,297
87,190	6.00%, 06/01/2038	90,692
219,673	6.00%, 05/15/2039	229,325
2,314,139	6.00%, 12/01/2052	2,370,509
1,134,567	6.00%, 03/01/2053	1,166,945
176,041	6.50%, 07/15/2036	179,449
2,784,179	6.50%, 11/01/2053	2,868,324
944,285	7.19%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	959,543
2,422,000	8.24%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,512,825
2,220,000	8.59%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(2)	2,331,349
3,377,000	8.69%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,551,941
7,475,000	8.69%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,867,438
785,000	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	821,395
6,410,000	8.84%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,776,230
1,040,000	8.89%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,094,562
2,890,000	9.04%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,077,850
2,585,000	9.34%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,752,901
4,090,000	9.84%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,425,841
		285,224,351
	Federal National Mortgage Association - 14.8%
34,063	0.00%, 03/25/2036(13)(14)	29,305
328,109	0.00%, 06/25/2036(13)(14)	285,304
522,726	0.00%, 06/25/2041(13)(14)	394,919
100,000	0.00%, 09/25/2041(13)(14)	74,380
7,889,810	0.39%, 01/25/2030(3)(5)	82,054
741,490	1.48%, 05/25/2046(3)(5)	29,894
1,906,014	1.50%, 09/01/2051	1,467,753
2,876,908	1.50%, 10/01/2051	2,214,882
1,910,014	1.50%, 11/01/2051	1,469,819
2,614,715	1.50%, 04/01/2052	2,014,813
9,668,371	1.58%, 05/25/2029(3)(5)	444,746
868,240	1.70%, 04/25/2055(3)(5)	30,599
1,003,080	1.75%, 12/25/2042	878,522
2,721,880	2.00%, 05/01/2036	2,462,455
3,933,378	2.00%, 06/01/2036	3,558,518
3,036,353	2.00%, 08/01/2036	2,746,930
1,934,901	2.00%, 09/01/2036	1,750,449
1,319,438	2.00%, 12/01/2036	1,193,645
652,713	2.00%, 09/25/2039	570,245
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 2,051,092	2.00%, 09/01/2040	$ 1,769,208
6,400,297	2.00%, 12/01/2040	5,494,521
1,855,224	2.00%, 04/01/2041	1,592,564
615,522	2.00%, 05/01/2041	526,454
4,014,518	2.00%, 10/01/2041	3,419,775
1,562,395	2.00%, 02/01/2042	1,340,231
2,994,405	2.00%, 09/01/2050	2,443,682
6,500,453	2.00%, 12/01/2050	5,287,659
1,397,352	2.00%, 01/01/2051	1,149,214
15,738,195	2.00%, 02/01/2051	12,770,331
25,145,888	2.00%, 03/01/2051	20,381,269
15,841,158	2.00%, 04/01/2051	12,819,065
7,939,146	2.00%, 05/01/2051	6,426,652
842,959	2.00%, 07/01/2051	683,090
2,296,675	2.00%, 08/01/2051	1,895,559
86,642	2.00%, 12/01/2051	70,764
6,295,464	2.00%, 03/25/2052(5)	790,892
663,001	2.01%, 06/25/2055(3)(5)	25,781
713,673	2.03%, 08/25/2044(3)(5)	31,155
1,350,388	2.25%, 04/01/2033	1,128,603
130,288	2.50%, 06/25/2028(5)	4,596
4,147,145	2.50%, 06/01/2040	3,670,284
161,493	2.50%, 01/01/2043	141,042
962,629	2.50%, 02/01/2043	840,653
946,813	2.50%, 03/01/2043	825,225
420,000	2.50%, 03/25/2043	330,081
420,520	2.50%, 04/01/2043	367,235
205,802	2.50%, 06/01/2043	179,692
300,448	2.50%, 08/01/2043	262,412
1,665,396	2.50%, 04/01/2050	1,416,827
1,764,474	2.50%, 06/01/2050	1,501,493
2,271,132	2.50%, 07/01/2050	1,948,893
2,915,791	2.50%, 09/01/2050	2,478,798
4,570,132	2.50%, 10/01/2050	3,918,048
2,492,450	2.50%, 11/01/2050	2,109,056
1,221,872	2.50%, 12/01/2050	1,037,468
1,759,471	2.50%, 01/01/2051	1,503,977
1,061,228	2.50%, 02/01/2051	901,063
10,521,476	2.50%, 02/25/2051(5)	1,580,926
1,002,804	2.50%, 03/01/2051	851,277
34,130,895	2.50%, 05/01/2051	29,066,672
4,104,394	2.50%, 06/01/2051	3,477,341
2,422,354	2.50%, 07/01/2051	2,056,761
1,566,170	2.50%, 09/01/2051	1,328,445
12,748,855	2.50%, 10/01/2051	10,815,222
21,534,376	2.50%, 11/01/2051	18,394,932
2,356,641	2.50%, 12/01/2051	2,009,555
2,548,365	2.50%, 01/01/2052	2,174,762
4,041,278	2.50%, 03/01/2052	3,427,600
2,359,855	2.50%, 04/01/2052	2,000,761
5,339,346	2.50%, 06/25/2052(5)	799,213
3,972,014	2.50%, 09/25/2052(5)	613,865
3,362,639	2.50%, 01/01/2057	2,835,692
45,052	2.55%, 07/25/2044	43,342
126,794	3.00%, 02/25/2027(5)	1,316
127,062	3.00%, 09/25/2027(5)	4,223
80,271	3.00%, 12/25/2027(5)	3,151
542,953	3.00%, 01/25/2028(5)	17,165
221,435	3.00%, 01/01/2030	213,453
2,077,688	3.00%, 04/25/2033(5)	131,417
660,801	3.00%, 08/01/2033	631,237
289,364	3.00%, 06/01/2035	270,879
264,331	3.00%, 07/01/2035	247,516
1,660,941	3.00%, 03/01/2037	1,543,730
52,921	3.00%, 10/01/2037	49,842
2,595,891	3.00%, 03/25/2043	2,307,072

236

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 2,894,141	3.00%, 04/25/2043(15)	$ 2,617,346
2,810,042	3.00%, 01/25/2045	2,481,407
1,568,211	3.00%, 09/01/2048	1,403,555
1,098,989	3.00%, 08/25/2049	993,199
286,826	3.00%, 12/01/2049	254,742
1,233,725	3.00%, 02/01/2050	1,101,549
4,631,557	3.00%, 08/01/2050	4,109,674
1,931,338	3.00%, 10/01/2050	1,710,289
2,617,876	3.00%, 12/01/2050	2,318,254
852,056	3.00%, 04/01/2051	754,539
2,263,112	3.00%, 05/01/2051	2,022,847
477,516	3.00%, 06/01/2051	419,758
602,876	3.00%, 07/01/2051	530,680
3,857,339	3.00%, 08/01/2051	3,413,403
4,329,457	3.00%, 09/01/2051	3,820,387
6,910,801	3.00%, 10/01/2051	6,101,536
7,422,284	3.00%, 11/01/2051	6,534,290
3,364,156	3.00%, 12/01/2051	2,976,984
1,591,375	3.00%, 01/01/2052	1,402,796
5,341,760	3.00%, 01/25/2052(5)	811,873
1,824,127	3.00%, 04/01/2052	1,611,958
2,366,371	3.00%, 05/01/2052	2,091,612
600,000	3.00%, 09/25/2057	444,344
312,781	3.38%, 12/01/2029	296,841
319,893	3.50%, 05/25/2027(5)	10,889
237,383	3.50%, 10/25/2027(5)	9,519
269,835	3.50%, 05/25/2030(5)	16,319
102,916	3.50%, 08/25/2030(5)	4,978
119,357	3.50%, 02/25/2031(5)	2,988
2,269,022	3.50%, 08/25/2033(5)	217,635
300,333	3.50%, 09/25/2035(5)	28,165
2,171,029	3.50%, 11/25/2039(5)	191,912
3,601,231	3.50%, 11/25/2042	3,331,157
94,977	3.50%, 09/01/2043	88,628
628,564	3.50%, 10/01/2044	586,394
577,061	3.50%, 02/01/2045	536,874
733,074	3.50%, 01/01/2046	680,518
119,181	3.50%, 02/01/2046	110,621
550,768	3.50%, 03/01/2046	512,413
930,999	3.50%, 09/01/2046	864,856
423,630	3.50%, 10/01/2046	393,205
369,375	3.50%, 10/25/2046(5)	64,343
521,142	3.50%, 11/01/2046	486,426
2,934,020	3.50%, 12/01/2046	2,748,851
930,921	3.50%, 05/01/2047	864,066
1,930,256	3.50%, 09/01/2047	1,793,791
346,148	3.50%, 12/01/2047	323,498
1,003,800	3.50%, 01/01/2048	931,684
306,751	3.50%, 02/01/2048	286,237
500,000	3.50%, 05/25/2048	424,062
1,453,317	3.50%, 07/01/2048	1,348,939
326,089	3.50%, 11/01/2048	302,664
3,942,132	3.50%, 04/01/2052	3,634,628
4,895,749	3.50%, 09/01/2057	4,416,027
2,017,986	3.50%, 05/01/2058	1,820,239
2,532,226	3.50%, 12/25/2058	2,294,675
2,570,000	3.52%, 11/01/2032	2,385,661
39,729	4.00%, 06/01/2025	39,108
276,128	4.00%, 05/25/2027(5)	7,056
525,244	4.00%, 04/01/2038	512,397
979,364	4.00%, 10/01/2040	943,394
363,705	4.00%, 11/01/2040	350,358
404,308	4.00%, 12/01/2040	389,538
131,812	4.00%, 02/01/2041	126,971
394,009	4.00%, 03/01/2041	379,533
1,139,040	4.00%, 06/01/2041	1,118,324
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 146,612	4.00%, 03/25/2042(5)	$ 17,384
128,257	4.00%, 08/01/2042	123,542
350,998	4.00%, 09/01/2042	338,096
82,384	4.00%, 11/25/2042(5)	7,968
163,898	4.00%, 11/25/2043	157,168
46,582	4.00%, 06/01/2044	44,869
6,319	4.00%, 08/01/2044	6,086
49,628	4.00%, 10/01/2044	47,803
85,724	4.00%, 11/01/2044	82,573
53,663	4.00%, 03/01/2045	51,690
77,686	4.00%, 05/01/2045	74,828
478,332	4.00%, 07/01/2045	460,738
496,671	4.00%, 03/01/2046	478,402
301,089	4.00%, 05/01/2046	290,468
428,991	4.00%, 06/01/2046	412,909
507,956	4.00%, 04/01/2047	488,751
913,620	4.00%, 10/01/2047	878,984
945,535	4.00%, 11/01/2047	906,957
4,884,928	4.00%, 06/01/2048	4,699,529
649,348	4.00%, 09/01/2048	621,041
5,720,844	4.00%, 10/01/2048	5,498,640
2,603,252	4.00%, 01/01/2049	2,498,969
5,269,121	4.00%, 04/01/2049	5,020,912
883,136	4.00%, 05/01/2049	850,294
221,015	4.00%, 08/01/2049	212,891
3,728,073	4.00%, 04/01/2050	3,565,090
2,291,180	4.00%, 08/01/2051	2,186,706
2,371,603	4.00%, 06/01/2052	2,244,316
2,011,524	4.03%, 06/01/2028	1,969,995
2,550,000	4.19%, 04/01/2028	2,517,125
1,068,000	4.21%, 03/01/2033	1,042,992
952,786	4.37%, 05/01/2028	950,496
1,740,000	4.41%, 04/01/2030	1,727,111
2,380,890	4.46%, 05/01/2028	2,374,374
13,163	4.50%, 08/01/2024	13,083
1,321	4.50%, 04/01/2025	1,312
26,411	4.50%, 07/25/2027(5)	325
254,754	4.50%, 09/01/2035	252,731
1,968,241	4.50%, 12/01/2037	1,967,989
59,350	4.50%, 08/01/2040	59,097
711,210	4.50%, 10/01/2040	708,188
33,836	4.50%, 08/01/2041	33,693
7,891	4.50%, 09/01/2041	7,857
345,898	4.50%, 10/01/2041	344,428
1,411,227	4.50%, 08/25/2043(5)	267,355
298,808	4.50%, 09/01/2043	297,538
704,083	4.50%, 04/01/2049	691,512
2,159,871	4.50%, 01/01/2051	2,126,653
4,278,627	4.50%, 03/01/2053	4,140,002
1,206,997	4.51%, 05/01/2033	1,202,677
1,153,471	4.64%, 10/01/2033	1,159,711
760,000	4.75%, 04/01/2028	765,083
71,913	5.00%, 04/25/2038	70,268
1,246,925	5.00%, 12/25/2043(5)	249,312
47,166,680	5.00%, 09/01/2052	46,689,664
14,679,061	5.00%, 10/01/2052	14,539,923
937,793	5.00%, 11/01/2052	928,190
57,243	5.00%, 12/01/2052	56,634
10,431,317	5.00%, 01/01/2053	10,316,190
2,480,617	5.00%, 02/01/2053	2,454,019
3,515,000	5.07%, 12/01/2028	3,606,818
50,777	5.50%, 06/01/2033	52,260
214,049	5.50%, 07/01/2033	220,304
13,606	5.50%, 08/01/2033	14,004
757,921	5.50%, 11/01/2035	780,106
173,646	5.50%, 04/01/2036	178,733

237

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Federal National Mortgage Association - 14.8% - (continued)
$ 159,675	5.50%, 04/25/2037	$ 165,297
1,320,894	5.50%, 11/25/2040(5)	164,507
372,612	5.50%, 06/25/2042(5)	79,298
644,592	5.50%, 09/25/2044(5)	126,417
2,452,293	5.50%, 10/01/2052	2,464,620
4,127,378	5.50%, 11/01/2052	4,153,397
7,698,521	5.50%, 12/01/2052	7,747,548
4,099,079	5.50%, 06/01/2053	4,118,771
21,188	5.54%, 05/25/2042(3)(5)	1,494
73,314	6.00%, 12/01/2032	75,931
68,522	6.00%, 03/01/2033	70,748
155,342	6.00%, 02/01/2037	161,726
126,637	6.00%, 12/01/2037	131,851
75,097	6.00%, 03/01/2038	78,194
36,736	6.00%, 10/01/2038	38,251
888,285	6.00%, 01/25/2042(5)	71,997
2,355,955	6.00%, 05/01/2053	2,419,825
4,782,055	6.50%, 11/01/2053	4,926,581
9,799,996	7.00%, 09/01/2053	10,119,690
1,353	7.50%, 12/01/2029	1,356
5,230	7.50%, 03/01/2030	5,385
8,359	7.50%, 09/01/2031	8,364
		472,059,919
	Government National Mortgage Association - 6.9%
589,277	1.25%, 05/20/2051	460,510
4,318,939	2.00%, 10/20/2050	3,605,256
5,078,297	2.00%, 11/20/2050	4,242,640
5,215,419	2.00%, 12/20/2050	4,357,186
2,364,561	2.00%, 08/20/2051	2,013,052
30,205,000	2.00%, 02/20/2054(16)	25,215,801
548,176	2.14%, 04/20/2040	443,415
377,474	2.50%, 12/16/2039	348,632
810,958	2.50%, 07/20/2041	720,879
4,534,627	2.50%, 10/20/2049	3,990,370
3,376,775	2.50%, 11/20/2049	2,940,139
2,666,128	2.50%, 03/20/2051	2,312,985
3,208,574	2.50%, 09/20/2051	2,779,887
10,710,973	2.50%, 10/20/2051	9,279,904
12,015,000	2.50%, 02/20/2054(16)	10,408,411
161,025	3.00%, 09/20/2028(5)	5,457
3,084,559	3.00%, 05/20/2035(5)	175,052
309,232	3.00%, 09/16/2042	251,884
435,349	3.00%, 09/20/2042	369,245
66,025	3.00%, 11/15/2042	60,548
275,500	3.00%, 02/16/2043(5)	33,803
71,226	3.00%, 06/15/2043	65,267
13,321	3.00%, 07/15/2043	12,216
3,536,656	3.00%, 01/16/2044	3,169,363
37,910	3.00%, 10/15/2044	34,437
44,124	3.00%, 02/15/2045	39,807
30,266	3.00%, 03/15/2045	27,306
120,102	3.00%, 04/15/2045	108,356
286,144	3.00%, 04/20/2045	257,369
29,583	3.00%, 06/15/2045	27,055
783,044	3.00%, 07/15/2045	706,440
14,190	3.00%, 08/15/2045	12,801
35,701	3.00%, 11/20/2045	32,547
169,000	3.00%, 02/20/2046	139,716
6,458,617	3.00%, 07/20/2050(5)	812,756
12,705,843	3.00%, 04/20/2051	11,436,279
3,710,831	3.00%, 08/20/2051	3,336,001
4,682,167	3.00%, 09/20/2051	4,202,488
3,223,271	3.00%, 10/20/2051	2,893,533
10,957,676	3.00%, 12/20/2051	9,828,966
2,417,063	3.00%, 02/20/2052	2,201,851
2,710,823	3.00%, 12/20/2052	2,433,022
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Government National Mortgage Association - 6.9% - (continued)
$ 54,949	3.50%, 02/16/2027(5)	$ 1,331
167,133	3.50%, 03/20/2027(5)	5,083
132,721	3.50%, 07/20/2040(5)	2,982
135,776	3.50%, 02/20/2041(5)	2,329
508,717	3.50%, 04/20/2042(5)	20,370
170,197	3.50%, 05/15/2042	161,413
1,529,030	3.50%, 10/20/2042(5)	234,849
474,077	3.50%, 12/15/2042	449,594
427,936	3.50%, 03/15/2043	405,833
513,934	3.50%, 04/15/2043	487,397
991,177	3.50%, 05/15/2043	939,989
137,701	3.50%, 05/20/2043(5)	21,654
486,669	3.50%, 07/20/2043(5)	76,144
1,856,305	3.50%, 03/20/2044	1,749,109
1,910,448	3.50%, 06/20/2046	1,789,116
1,931,549	3.50%, 02/20/2047	1,805,485
268,156	3.50%, 07/20/2047	251,072
2,110,830	3.50%, 08/20/2047	1,974,844
74,925	3.50%, 09/20/2047	70,093
92,598	3.50%, 10/20/2047	86,618
438,688	3.50%, 11/20/2047	409,647
397,510	3.50%, 03/20/2048	371,220
1,525,721	3.50%, 07/20/2049	1,425,712
963,428	3.50%, 03/20/2052	911,927
24,313,000	3.50%, 02/20/2054(16)	22,484,381
1,180,446	3.88%, 08/15/2042	1,139,231
123,974	4.00%, 04/16/2026(5)	1,420
30,782	4.00%, 12/16/2026(5)	295
461,600	4.00%, 05/20/2029(5)	10,482
675,845	4.00%, 09/20/2040	659,964
115,925	4.00%, 10/20/2040	112,345
308,968	4.00%, 12/20/2040	301,328
61,835	4.00%, 02/15/2041	59,715
106,523	4.00%, 05/16/2042(5)	10,852
2,026,372	4.00%, 09/16/2042(5)	401,168
289,636	4.00%, 03/20/2043(5)	51,488
103,724	4.00%, 01/20/2044(5)	19,004
1,599,395	4.00%, 02/20/2045	1,558,830
1,217,286	4.00%, 08/20/2045	1,182,200
859,233	4.00%, 03/20/2047(5)	125,867
386,812	4.00%, 11/20/2047	369,684
1,082,638	4.00%, 03/20/2048	1,035,534
4,279,325	4.00%, 07/20/2048	4,097,406
1,880,000	4.00%, 02/20/2054(16)	1,787,536
12,521	4.50%, 07/15/2033	12,394
25,808	4.50%, 05/15/2040	25,666
207,260	4.50%, 06/15/2041	206,799
18,044	4.50%, 09/20/2041	18,032
9,288	4.50%, 05/20/2044	9,293
486,710	4.50%, 06/20/2044	485,621
415,203	4.50%, 10/20/2044	415,425
407,295	4.50%, 04/20/2045(5)	83,290
705,015	4.50%, 05/20/2045(5)	136,065
2,262,843	4.50%, 08/20/2045(5)	396,382
336,624	4.50%, 01/20/2046	335,775
1,384,859	4.50%, 12/16/2046(5)	195,074
1,242,614	4.50%, 01/20/2047(5)	153,237
1,516,440	4.50%, 05/20/2048(5)	218,444
1,149,951	4.50%, 08/20/2049	1,129,221
1,902,306	4.50%, 09/20/2049	1,869,645
1,712,496	4.50%, 08/20/2052	1,670,445
1,541,042	4.50%, 09/20/2052	1,502,884
7,009,463	4.50%, 10/20/2052	6,835,538
53,730	5.00%, 05/20/2034	54,752
19,787	5.00%, 07/15/2039	20,220
1,076,813	5.00%, 02/16/2040(5)	218,472

238

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Government National Mortgage Association - 6.9% - (continued)
$ 1,766,314	5.00%, 05/20/2040(5)	$ 1,651,445
1,256,750	5.00%, 06/20/2040	1,281,547
493,124	5.00%, 07/20/2040	502,854
292,408	5.00%, 06/15/2041	302,255
369,268	5.00%, 10/16/2041(5)	58,685
414,157	5.00%, 03/15/2044	428,759
652,861	5.00%, 06/20/2046(5)	86,437
228,888	5.00%, 01/16/2047(5)	50,509
169,737	5.00%, 09/16/2047(5)	33,695
197,721	5.00%, 06/20/2048(5)	28,098
4,892,381	5.00%, 06/15/2052	4,866,730
173,857	5.00%, 07/15/2052	172,946
3,935,000	5.00%, 02/20/2054(16)	3,914,249
177,686	5.50%, 05/15/2033	182,557
11,435	5.50%, 06/15/2035	11,805
18,777	5.50%, 04/15/2038	19,386
155,014	5.50%, 05/20/2038	157,625
636,021	5.50%, 03/20/2039(5)	97,878
716,268	5.50%, 02/16/2047(5)	113,037
370,664	5.50%, 02/20/2047(5)	62,776
1,000,000	5.50%, 02/15/2054(16)	1,007,995
24,125,000	5.50%, 02/20/2054(16)	24,310,345
556,543	5.89%, 07/20/2039(3)(5)	33,748
22,032	6.00%, 11/15/2032	22,703
63,826	6.00%, 02/15/2033	66,115
8,395	6.00%, 07/15/2033	8,693
13,115	6.00%, 10/15/2034	13,499
115,062	6.00%, 03/15/2036	119,795
1,549	6.00%, 05/15/2036	1,622
64,485	6.00%, 08/15/2039	66,273
5,142	6.00%, 09/15/2039	5,332
10,026	6.00%, 06/15/2040	10,307
843,442	6.00%, 09/20/2040(5)	149,697
741,734	6.00%, 02/20/2046(5)	127,365
4,582	6.50%, 09/15/2028	4,715
285	6.50%, 10/15/2028	293
2,660	6.50%, 12/15/2028	2,762
13,179	6.50%, 05/15/2029	13,570
2,918	6.50%, 08/15/2031	3,037
915	6.50%, 09/15/2031	936
4,552	6.50%, 10/15/2031	4,677
60,606	6.50%, 11/15/2031	62,637
16,453	6.50%, 01/15/2032	17,163
3,472	6.50%, 03/15/2032	3,626
3,145	6.50%, 04/15/2032	3,251
		220,931,276
	Uniform Mortgage-Backed Security - 23.1%
625,000	1.50%, 02/13/2054(16)	480,553
2,355,000	2.00%, 02/15/2039(16)	2,114,769
40,162,000	2.00%, 02/13/2054(16)	32,404,843
7,535,000	2.50%, 02/15/2039(16)	6,947,447
6,166,000	2.50%, 02/13/2054(16)	5,198,923
4,210,000	3.00%, 02/15/2039(16)	3,971,492
3,605,000	3.50%, 02/15/2039(16)	3,468,123
15,658,000	3.50%, 02/13/2054(16)	14,279,719
38,130,000	4.00%, 02/13/2054(16)	35,926,968
100,748,000	4.50%, 02/13/2054(16)	97,465,805
129,060,000	5.00%, 02/13/2054(16)	127,579,461
100,658,000	5.50%, 02/13/2054(16)	101,026,994
280,215,000	6.00%, 02/13/2054(16)	284,259,609
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 53.8% - (continued)
	Mortgage-Backed Agencies - 53.8% - (continued)
	Uniform Mortgage-Backed Security - 23.1% - (continued)
$ 6,880,000	6.50%, 02/13/2054(16)	$ 7,048,732
12,520,000	7.00%, 03/13/2054(16)	12,917,744
		735,091,182
	Total U.S. Government Agencies (cost $1,756,548,449)	$ 1,713,306,728
U.S. GOVERNMENT SECURITIES - 15.1%
	U.S. Treasury Securities - 15.1%
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	$ 621,176
	U.S. Treasury Bonds - 12.3%
100,845,000	1.25%, 05/15/2050	52,411,825
23,005,000	1.38%, 08/15/2050	12,357,998
5,160,000	2.50%, 02/15/2045	3,837,952
18,100,000	2.50%, 02/15/2046(17)	13,311,277
23,034,000	2.88%, 11/15/2046	18,067,294
6,035,000	3.00%, 05/15/2045	4,893,536
12,500,000	3.00%, 02/15/2047	10,009,277
17,840,000	3.00%, 02/15/2048	14,200,919
58,725,000	3.00%, 08/15/2052(18)	46,502,859
11,885,000	3.13%, 02/15/2043	10,014,970
55,100,000	3.13%, 08/15/2044(18)(19)	45,896,578
43,015,000	3.13%, 05/15/2048	35,016,899
16,225,000	3.38%, 08/15/2042	14,250,747
63,465,000	3.38%, 05/15/2044	55,098,032
14,635,000	3.63%, 08/15/2043	13,249,249
14,320,000	3.63%, 05/15/2053	12,847,725
19,765,000	4.00%, 11/15/2042	18,935,024
10,820,000	4.13%, 08/15/2053	10,622,197
		391,524,358
	U.S. Treasury Inflation-Protected Bonds - 0.9%
41,098,960	0.25%, 02/15/2050(20)	26,414,911
	U.S. Treasury Inflation-Protected Notes - 1.3%
23,638,816	1.38%, 07/15/2033(20)	23,004,908
17,966,296	1.75%, 01/15/2034(20)	17,991,912
		40,996,820
	U.S. Treasury Notes - 0.6%
19,670,000	4.25%, 12/31/2025	19,667,695
	Total U.S. Government Securities (cost $593,256,865)	$ 479,224,960
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(21)	$ —
	Total Common Stocks (cost $117,242)	$ —
PREFERRED STOCKS - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 6.60%(8)	$ 393,965
	Total Preferred Stocks (cost $332,990)	$ 393,965
	Total Long-Term Investments (cost $4,159,827,714)	$ 3,932,694,424

239

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 9,870,552	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $9,872,005; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $10,067,973		$ 9,870,552
	Securities Lending Collateral - 0.0%
82,116	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(22)		82,116
273,720	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(22)		273,720
82,116	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(22)		82,116
82,116	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(22)		82,116
			520,068
	Total Short-Term Investments (cost $10,390,620)		$ 10,390,620
	Total Investments (cost $4,170,218,334)	123.8%	$ 3,943,085,044
	Other Assets and Liabilities	(23.8)%	(757,558,868)
	Total Net Assets	100.0%	$ 3,185,526,176
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $940,670,629, representing 29.5% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $44,908,940, representing 1.4% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Represents entire or partial securities on loan.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $13,200,963.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2024, the market value of securities pledged was $986,752.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2024, the market value of securities pledged was $10,078,922.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)	Investment valued using significant unobservable inputs.
(22)	Current yield as of period end.

240

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	966	03/28/2024	$ 104,705,344	$ 2,238,902
U.S. Treasury 10-Year Ultra Future	455	03/19/2024	53,178,125	393,280
Total				$ 2,632,182
Short position contracts:
Euro BUXL 30-Year Bond Future	124	03/07/2024	$ 18,433,979	$ (647,678)
Euro-BTP Future	164	03/07/2024	21,087,401	(592,707)
Euro-BUND Future	274	03/07/2024	40,226,796	(625,048)
U.S. Treasury 2-Year Note Future	3,136	03/28/2024	644,938,000	(693,345)
U.S. Treasury 10-Year Note Future	786	03/19/2024	88,289,906	(418,882)
U.S. Treasury Long Bond Future	150	03/19/2024	18,351,563	(1,051,421)
U.S. Treasury Ultra Bond Future	646	03/19/2024	83,475,312	(3,212,850)
Total				$ (7,241,931)
Total futures contracts				$ (4,609,749)

TBA Sale Commitments Outstanding at January 31, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$ 7,249,000	02/20/2054	$ (6,500,819)	$ (23,091)
Government National Mortgage Association, 4.00%	12,540,000	02/20/2054	(11,923,244)	(98,415)
Government National Mortgage Association, 4.50%	2,770,000	02/20/2054	(2,700,518)	(10,697)
Government National Mortgage Association, 5.00%	14,825,000	02/20/2054	(14,746,821)	(91,531)
Uniform Mortgage-Backed Security, 2.00%	3,280,000	02/15/2039	(2,945,411)	(14,936)
Uniform Mortgage-Backed Security, 2.50%	3,950,000	02/01/2054	(3,330,481)	(46,735)
Uniform Mortgage-Backed Security, 3.00%	21,085,000	02/13/2054	(18,490,377)	(59,644)
Uniform Mortgage-Backed Security, 4.00%	19,290,000	03/13/2054	(18,180,006)	(279,488)
Uniform Mortgage-Backed Security, 4.00%	20,630,000	02/13/2054	(19,438,063)	(93,073)
Uniform Mortgage-Backed Security, 4.50%	3,307,000	02/01/2039	(3,284,523)	3,436
Uniform Mortgage-Backed Security, 5.00%	129,060,000	02/13/2054	(127,579,461)	(615,929)
Uniform Mortgage-Backed Security, 5.00%	129,060,000	03/01/2053	(127,584,502)	(1,215,922)
Total TBA sale commitments (proceeds receivable $354,158,201)			$ (356,704,226)	$ (2,546,025)
At January 31, 2024, the aggregate market value of TBA Sale Commitments represents (11.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S41.V1	USD	21,829,500	5.00%	12/20/2028	Quarterly	$ 1,104,698	$ —	$ 1,399,392	$ 294,694
Total centrally cleared credit default swap contracts						$ 1,104,698	$ —	$ 1,399,392	$ 294,694

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

241

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	$ —	$ (73,562)	$ 4,476,562	$ 4,550,124
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,434	—	1,902,323	1,892,889
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	85,388	—	1,022,788	937,400
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(84,054)	478,967	563,021
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	54,569	—	(93,931)	(148,500)
Total centrally cleared interest rate swaps contracts						$ 149,391	$ (157,616)	$ 7,786,709	$ 7,794,934

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
331,000	EUR	360,033	USD	RBS	03/20/2024	$ (1,558)
255,000	EUR	278,428	USD	UBS	03/20/2024	(2,262)
402,000	EUR	437,636	USD	SCB	03/20/2024	(2,268)
307,000	EUR	337,253	USD	TDB	03/20/2024	(4,771)
7,951,000	EUR	8,687,747	USD	MSC	03/20/2024	(76,785)
12,974,567	USD	64,915,000	BRL	DEUT	03/20/2024	(65,724)
63,905,122	USD	58,064,000	EUR	DEUT	03/20/2024	1,021,588
1,308,545	USD	1,189,000	EUR	CBK	03/20/2024	20,854
Total foreign currency contracts						$ 889,074
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 675,675,832	$ —	$ 675,675,832	$ —
Corporate Bonds	916,927,654	—	916,927,654	—
Foreign Government Obligations	105,248,573	—	105,248,573	—
Municipal Bonds	41,913,369	—	41,913,369	—
Senior Floating Rate Interests	3,343	—	3,343	—
U.S. Government Agencies	1,713,306,728	—	1,713,306,728	—
U.S. Government Securities	479,224,960	—	479,224,960	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	393,965	393,965	—	—
Short-Term Investments	10,390,620	520,068	9,870,552	—
Foreign Currency Contracts(2)	1,042,442	—	1,042,442	—
Futures Contracts(2)	2,632,182	2,632,182	—	—
Swaps - Credit Default(2)	294,694	—	294,694	—
Swaps - Interest Rate(2)	7,943,434	—	7,943,434	—
Total	$ 3,954,997,796	$ 3,546,215	$ 3,951,451,581	$ —
Liabilities
Foreign Currency Contracts(2)	$ (153,368)	$ —	$ (153,368)	$ —
Futures Contracts(2)	(7,241,931)	(7,241,931)	—	—
Swaps - Interest Rate(2)	(148,500)	—	(148,500)	—
TBA Sale Commitments	(356,704,226)	—	(356,704,226)	—
Total	$ (364,248,025)	$ (7,241,931)	$ (357,006,094)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2024 is not presented.
242

The Hartford World Bond Fund
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%
	Bermuda - 0.4%
$ 1,291,614	AREIT Trust 7.44%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$ 1,287,590
	Bellemeade RE Ltd.
2,000,000	8.49%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,000,005
2,315,000	9.04%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,348,999
2,505,000	9.59%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,546,648
2,141,000	Home RE Ltd. 9.94%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,237,707
735,000	PFP Ltd. 7.70%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	742,246
2,780,000	Radnor RE Ltd. 12.09%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,967,530
		14,130,725
	Cayman Islands - 2.4%
1,185,000	720 East CLO Ltd. 8.45%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,194,231
2,125,000	Apidos CLO XII Ltd. 8.18%, 04/15/2031, 3 mo. USD Term SOFR + 2.86%(1)(2)	2,076,926
2,625,000	Apidos CLO XXXII Ltd. 6.90%, 01/20/2033, 3 mo. USD Term SOFR + 1.58%(1)(2)	2,629,699
1,500,000	Ares LXIV CLO Ltd. 6.75%, 04/15/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,501,399
1,285,000	Ares XXXIV CLO Ltd. 7.18%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,280,078
500,000	Atrium IX 9.25%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	492,457
1,000,000	Ballyrock CLO 18 Ltd. 7.23%, 01/15/2035, 3 mo. USD Term SOFR + 1.91%(1)(2)	1,002,097
480,000	BDS Ltd. 7.75%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	467,202
1,685,000	Benefit Street Partners CLO XIX Ltd. 12.60%, 01/15/2033, 3 mo. USD Term SOFR + 7.28%(1)(2)	1,674,403
2,000,000	Benefit Street Partners CLO XXII Ltd. 6.67%, 04/20/2035, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,001,064
3,110,000	BSPRT Issuer Ltd. 7.59%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,133,711
500,000	Carlyle C17 CLO Ltd. 8.38%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	492,617
890,000	Cent CLO 21 Ltd. 8.78%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	859,757
2,930,000	CIFC Funding Ltd. 7.48%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,906,191
940,000	Dryden 36 Senior Loan Fund 12.46%, 04/15/2029, 3 mo. USD Term SOFR + 7.14%(1)(2)	913,701
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	Cayman Islands - 2.4% - (continued)
	Elmwood CLO Ltd.
$ 3,125,000	8.22%, 10/17/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	$ 3,128,359
2,120,000	8.32%, 04/17/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	2,132,722
2,000,000	Elmwood CLO VII Ltd. 8.02%, 01/17/2034, 3 mo. USD Term SOFR + 2.70%(1)(2)	1,999,894
1,280,000	Flatiron CLO 20 Ltd. 7.38%, 11/20/2033, 3 mo. USD Term SOFR + 2.01%(1)(2)	1,285,308
2,225,000	GoldenTree Loan Opportunities XI Ltd. 7.96%, 01/18/2031, 3 mo. USD Term SOFR + 2.66%(1)(2)	2,210,199
770,000	Greystone CRE Notes Ltd. 7.45%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	726,001
1,500,000	Harriman Park CLO Ltd. 8.68%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,479,342
1,950,000	Hayfin U.S. XII Ltd. 9.74%, 01/20/2034, 3 mo. USD Term SOFR + 4.42%(1)(2)	1,920,147
1,368,957	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,184,559
2,020,882	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,596,493
1,305,400	KKR CLO 32 Ltd. 12.73%, 01/15/2032, 3 mo. USD Term SOFR + 7.41%(1)(2)	1,296,351
3,000,000	Madison Park Funding XIII Ltd. 7.47%, 04/19/2030, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,997,030
430,000	Magnetite XV Ltd. 8.34%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	425,576
2,775,000	Magnetite XXV Ltd. 8.89%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,776,598
750,000	Neuberger Berman Loan Advisers CLO 39 Ltd. 12.78%, 01/20/2032, 3 mo. USD Term SOFR + 7.46%(1)(2)	745,878
	OCP CLO Ltd.
2,130,000	8.58%, 04/24/2029, 3 mo. USD Term SOFR + 3.26%(1)(2)	2,120,253
750,000	9.33%, 01/17/2032, 3 mo. USD Term SOFR + 4.01%(1)(2)	746,332
1,000,000	13.25%, 10/09/2033, 3 mo. USD Term SOFR + 7.92%(1)(2)	1,000,462
2,560,000	Octagon 67 Ltd. 8.42%, 04/25/2036, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,562,547
2,765,000	Octagon Investment Partners 28 Ltd. 7.83%, 10/24/2030, 3 mo. USD Term SOFR + 2.51%(1)(2)	2,757,753
970,000	Octagon Investment Partners XXI Ltd. 12.64%, 02/14/2031, 3 mo. USD Term SOFR + 7.26%(1)(2)	928,844
1,500,000	OZLM XVIII Ltd. 7.43%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,474,026

243

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	Cayman Islands - 2.4% - (continued)
$ 2,190,000	Palmer Square CLO Ltd. 7.56%, 10/20/2033, 3 mo. USD Term SOFR + 2.15%(1)(2)	$ 2,189,446
	Palmer Square Loan Funding Ltd.
1,500,000	7.24%, 11/25/2028, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,498,718
1,110,000	8.03%, 05/20/2029, 3 mo. USD Term SOFR + 2.66%(1)(2)	1,103,875
2,495,000	8.41%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,484,157
1,000,000	10.71%, 04/15/2031, 3 mo. USD Term SOFR + 5.40%(1)(2)	1,002,757
1,155,000	Race Point VIII CLO Ltd. 9.13%, 02/20/2030, 3 mo. USD Term SOFR + 3.76%(1)(2)	1,151,083
500,000	Regatta XVII Funding Ltd. 13.19%, 10/15/2033, 3 mo. USD Term SOFR + 7.87%(1)(2)	496,937
1,875,000	Sixth Street CLO XXII Ltd. 8.32%, 04/22/2036, 3 mo. USD Term SOFR + 3.00%(1)(2)	1,887,069
1,620,000	Sixth Street CLO XXIII Ltd. 7.62%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,627,060
1,500,000	Sound Point CLO II Ltd. 7.44%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,466,856
835,000	Sound Point CLO V-R Ltd. 8.66%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	765,500
1,350,000	Sound Point CLO XXXIII Ltd. 7.22%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,338,586
3,300,000	Stratus CLO Ltd. 7.48%, 12/28/2029, 3 mo. USD Term SOFR + 2.16%(1)(2)	3,285,830
1,000,000	Symphony CLO XXII Ltd. 7.71%, 04/18/2033, 3 mo. USD Term SOFR + 2.41%(1)(2)	984,903
1,000,000	TCI-Flatiron CLO Ltd. 11.57%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	993,599
637,592	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	557,899
		82,954,482
	Jersey - 0.1%
1,170,000	Bain Capital Credit CLO Ltd. 8.32%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	1,171,132
1,800,000	Ballyrock CLO Ltd. 8.52%, 04/25/2036, 3 mo. USD Term SOFR + 3.20%(1)(2)	1,808,032
985,000	Benefit Street Partners CLO XXX Ltd. 8.87%, 04/25/2036, 3 mo. USD Term SOFR + 3.55%(1)(2)	990,896
		3,970,060
	United States - 5.0%
	AASET Trust
2,551,589	2.80%, 01/15/2047(1)	2,219,934
586,695	3.54%, 01/15/2047(1)	477,080
387,993	3.84%, 05/15/2039(1)	296,253
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	United States - 5.0% - (continued)
$ 810,000	ACRE Commercial Mortgage Ltd. 6.85%, 12/18/2037, 1 mo. USD Term SOFR + 1.51%(1)(2)	$ 785,463
2,260,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	2,274,233
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,143,347
	American Credit Acceptance Receivables Trust
1,880,000	2.46%, 03/13/2028(1)	1,810,438
2,055,000	6.82%, 10/12/2029(1)	2,084,138
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,228,415
1,675,000	Angel Oak Mortgage Trust 3.81%, 04/25/2065(1)(4)	1,540,102
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,667,490
184,203	Antler Mortgage Trust 3.12%, 11/25/2024(1)(3)	182,510
	Arbor Realty Commercial Real Estate Notes Ltd.
1,060,000	6.85%, 05/15/2036, 1 mo. USD Term SOFR + 1.51%(1)(2)	1,048,043
895,000	7.05%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	863,864
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	423,677
5,173,927	BBCMS Mortgage Trust 1.73%, 04/15/2053(4)(5)	318,192
2,639,534	Benchmark Mortgage Trust 1.18%, 03/15/2052(4)(5)	100,537
1,150,000	BPR Trust 6.86%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,080,909
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	357,483
1,090,000	2.32%, 02/25/2049(1)(4)	832,760
2,129,144	4.99%, 10/25/2059(1)(3)	2,091,852
1,334,000	5.09%, 05/25/2060(1)(4)	1,295,228
1,500,000	Bridge Trust 3.40%, 11/17/2037(1)	1,430,989
	BX Commercial Mortgage Trust
1,169,000	7.45%, 09/15/2036, 1 mo. USD Term SOFR + 2.11%(1)(2)	1,146,797
959,000	7.55%, 10/15/2037, 1 mo. USD Term SOFR + 2.21%(1)(2)	948,511
2,135,000	8.20%, 10/15/2037, 1 mo. USD Term SOFR + 2.86%(1)(2)	2,081,491
	BX Trust
2,973,684	7.03%, 09/15/2034, 1 mo. USD Term SOFR + 1.70%(1)(2)	2,899,341
1,075,000	7.09%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,054,172
528,721	7.70%, 01/15/2034, 1 mo. USD Term SOFR + 2.36%(1)(2)	516,824
1,360,000	BXSC Commercial Mortgage Trust 7.73%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	1,348,100
895,000	CAMB Commercial Mortgage Trust 7.38%, 12/15/2037, 1 mo. USD Term SOFR + 2.05%(1)(2)	891,918
6,975,134	Cantor Commercial Real Estate Lending 1.29%, 05/15/2052(4)(5)	275,495
	Castlelake Aircraft Structured Trust
179,055	2.74%, 08/15/2041(1)	165,334
1,015,927	3.97%, 04/15/2039(1)	906,726

244

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	United States - 5.0% - (continued)
$ 2,242,334	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	$ 2,055,213
3,000,000	Citigroup Commercial Mortgage Trust 6.57%, 07/10/2028(1)(4)	3,118,217
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,651,256
540,000	5.90%, 12/25/2068(1)(3)	542,122
3,088,107	7.18%, 09/25/2068(1)(3)	3,154,387
	Commercial Mortgage Trust
1,545,093	4.57%, 02/10/2047(4)	1,473,246
770,000	4.62%, 02/10/2047(4)	708,400
12,178,769	CSAIL Commercial Mortgage Trust 0.95%, 04/15/2050(4)(5)	45,970
	CSMC Trust
1,881,094	1.38%, 07/25/2066(1)(4)	1,519,535
1,602,337	1.84%, 10/25/2066(1)(4)	1,389,901
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	352,963
1,315,000	ExteNet LLC 3.20%, 07/25/2049(1)	1,290,719
	Federal National Mortgage Association Connecticut Avenue Securities
765,000	8.34%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	787,476
1,415,000	8.44%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,488,132
1,856,739	8.71%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	1,907,799
806,000	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	848,266
2,497,710	8.86%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,583,581
1,000,000	9.06%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,052,500
3,156,000	9.09%, 12/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	3,369,030
2,105,000	9.11%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,217,814
1,793,607	9.21%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,856,940
1,260,000	9.24%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,352,550
3,840,000	9.71%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,161,600
2,400,000	9.81%, 07/25/2031, 30 day USD SOFR Average + 4.46%(1)(2)	2,573,256
1,715,000	9.84%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,810,382
1,730,000	10.09%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(2)	1,888,824
3,962,080	10.71%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	4,230,385
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	542,996
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	1,916,757
820,361	4.25%, 07/17/2039(1)	798,365
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	837,405
2,410,000	FS Rialto Issuer LLC 7.92%, 08/17/2037, 1 mo. USD Term SOFR + 2.58%(1)(2)	2,411,610
276,294	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	254,184
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	United States - 5.0% - (continued)
$ 761,457	GCAT Trust 4.21%, 02/25/2067(1)(4)	$ 732,014
425,000	GLS Auto Receivables Issuer Trust 3.97%, 01/18/2028(1)	410,346
1,181,583	GS Mortgage Securities Corp. Trust 7.40%, 09/15/2031, 1 mo. USD Term SOFR + 2.06%(1)(2)	1,175,712
1,730,000	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,684,975
2,043,520	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,914,993
1,400,000	HONO Mortgage Trust 7.30%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,316,613
442,425	JP Morgan Chase Bank NA 6.64%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	435,800
	JP Morgan Chase Commercial Mortgage Securities Trust
2,580,000	3.62%, 01/16/2037(1)	1,334,853
2,630,000	7.15%, 04/15/2038, 1 mo. USD Term SOFR + 1.81%(1)(2)	2,603,700
36,449,520	JPMBB Commercial Mortgage Securities Trust 0.72%, 09/15/2047(4)(5)	66,717
	Legacy Mortgage Asset Trust
286,066	4.89%, 10/25/2066(1)(3)	269,773
2,629,498	7.25%, 11/25/2059(1)(3)	2,628,511
	LHOME Mortgage Trust
570,366	3.09%, 06/25/2026(1)(3)	566,884
915,000	3.97%, 02/25/2027(1)	897,525
1,690,709	Life Mortgage Trust 7.80%, 03/15/2038, 1 mo. USD Term SOFR + 2.46%(1)(2)	1,636,741
1,038,153	MFA Trust 5.75%, 11/25/2067(1)(3)	1,032,572
2,516,630	MHC Commercial Mortgage Trust 7.05%, 04/15/2038, 1 mo. USD Term SOFR + 1.72%(1)(2)	2,485,610
	Morgan Stanley Capital I Trust
7,369,129	1.48%, 06/15/2050(4)(5)	196,307
1,600,000	6.84%, 07/15/2035, 1 mo. USD Term SOFR + 1.50%(1)(2)	1,589,000
1,620,000	7.69%, 12/15/2036, 1 mo. USD Term SOFR + 2.36%(1)(2)	478,542
1,460,000	Morgan Stanley Eaton Vance CLO Ltd. 7.26%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,460,023
1,098,925	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	981,352
1,613,091	NYMT Loan Trust I 2.24%, 05/25/2026(1)(3)	1,608,146
1,340,000	OBX Trust 5.93%, 11/25/2063(1)(3)	1,347,091
1,795,512	Planet Fitness Master Issuer LLC 4.67%, 09/05/2048(1)	1,753,760
141,656	PMT Credit Risk Transfer Trust 9.16%, 11/27/2031, 30 day USD SOFR Average + 3.81%(1)(2)	141,621
	Preston Ridge Partners Mortgage LLC
1,302,491	1.79%, 06/25/2026(1)(3)	1,266,683
780,000	3.47%, 07/25/2026(1)(3)	711,143
1,145,000	3.67%, 08/25/2026(1)(3)	1,071,254
970,000	3.72%, 04/25/2026(1)(3)	963,873
1,870,000	3.97%, 10/25/2026(1)(4)	1,715,428
414,167	5.36%, 11/25/2025(1)(3)	413,740

245

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	United States - 5.0% - (continued)
	PRET LLC
$ 565,000	3.72%, 07/25/2051(1)(3)	$ 487,381
1,325,000	3.84%, 07/25/2051(1)(3)	1,179,373
	Progress Residential Trust
1,335,000	2.55%, 04/19/2038(1)	1,221,943
1,970,000	3.18%, 10/17/2038(1)	1,748,229
1,230,000	3.75%, 02/17/2041(1)	1,129,169
1,355,000	4.65%, 03/17/2040(1)	1,313,108
910,000	5.50%, 10/27/2039(1)	901,565
	PRPM LLC
2,298,349	4.00%, 11/25/2053(1)(3)	2,180,582
1,005,000	4.00%, 01/25/2054(1)(3)	965,961
	Ready Capital Mortgage Financing LLC
395,000	7.35%, 07/25/2036, 1 mo. USD Term SOFR + 2.01%(1)(2)	378,166
1,820,622	7.71%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	1,821,849
700,990	Santander Bank Auto Credit-Linked Notes 5.28%, 05/15/2032(1)	696,346
845,000	SG Commercial Mortgage Securities Trust 4.98%, 10/10/2048(4)	732,817
747,150	Sonic Capital LLC 2.19%, 08/20/2051(1)	642,897
1,635,000	STAR Trust 7.85%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,573,790
697,087	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(3)	682,790
4,397,000	Triangle Re Ltd. 10.59%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	4,580,696
490,000	Tricon Residential Trust 4.75%, 04/17/2039(1)	466,664
1,325,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	1,232,468
	VCAT LLC
3,476,000	3.84%, 08/25/2051(1)(3)	3,087,116
1,270,000	3.97%, 09/25/2051(1)(3)	1,105,569
1,700,000	Verus Securitization Trust 3.20%, 10/25/2063(1)(4)	1,378,268
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	947,841
341,033	VOLT C LLC 1.99%, 05/25/2051(1)(3)	325,883
753,016	VOLT XCIII LLC 4.83%, 02/27/2051(1)(3)	655,220
945,164	VOLT XCV LLC 2.24%, 03/27/2051(1)(3)	923,641
619,879	VOLT XCVI LLC 2.12%, 03/27/2051(1)(3)	599,543
1,865,000	VOLT XCVII LLC 4.83%, 04/25/2051(1)(3)	1,562,310
1,491,372	Wave LLC 3.60%, 09/15/2044(1)	1,273,676
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,123,906
1,455,000	3.15%, 09/15/2057(1)	1,350,063
	Wells Fargo NA
3,530,169	1.10%, 02/15/2052(4)(5)	125,278
9,890,577	1.16%, 04/15/2052(4)(5)	418,270
9,385,105	1.32%, 03/15/2063(4)(5)	500,769
1,350,000	Westlake Automobile Receivables Trust 6.47%, 03/15/2029(1)	1,357,984
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9% - (continued)
	United States - 5.0% - (continued)
$ 852,308	WFRBS Commercial Mortgage Trust 5.14%, 06/15/2044(1)(4)	$ 801,860
1,180,000	WSTN Trust 7.26%, 07/05/2037(1)(4)	1,204,440
		174,548,160
	Total Asset & Commercial Mortgage-Backed Securities (cost $283,871,721)	$ 275,603,427
CONVERTIBLE BONDS - 0.2%
	Israel - 0.1%
4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	$ 4,501,616
	United States - 0.1%
357,000	Insulet Corp. 0.38%, 09/01/2026	380,205
1,875,000	JetBlue Airways Corp. 0.50%, 04/01/2026(6)	1,514,112
580,000	NuVasive, Inc. 0.38%, 03/15/2025	545,022
		2,439,339
	Total Convertible Bonds (cost $6,995,310)	$ 6,940,955
CORPORATE BONDS - 15.9%
	Australia - 0.2%
7,635,000	Glencore Funding LLC 4.63%, 04/29/2024(1)	$ 7,611,316
	Brazil - 0.3%
8,715,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	9,166,001
	Canada - 0.3%
7,710,000	Enbridge, Inc. 5.90%, 11/15/2026	7,923,225
2,735,000	Nutrien Ltd. 5.90%, 11/07/2024	2,741,762
		10,664,987
	China - 0.0%
2,205,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(7)	1,866,001
	Colombia - 0.5%
	Ecopetrol SA
3,370,000	8.38%, 01/19/2036	3,405,217
7,495,000	8.63%, 01/19/2029	7,923,729
4,758,000	8.88%, 01/13/2033	5,022,830
		16,351,776
	France - 0.3%
350,000	Banijay Entertainment SASU 8.13%, 05/01/2029(1)	361,993
8,630,000	BPCE SA 2.38%, 01/14/2025(1)	8,375,266
EUR 800,000	Burger King France SAS 8.65%, 11/01/2026, 3 mo. EURIBOR + 4.75%(1)(2)	869,982
		9,607,241
	Germany - 0.1%
	Bayer U.S. Finance LLC
$ 2,400,000	6.13%, 11/21/2026(1)	2,437,318
2,590,000	6.25%, 01/21/2029(1)	2,644,150
		5,081,468

246

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.9% - (continued)
	Ireland - 0.4%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
$ 1,015,000	1.65%, 10/29/2024	$ 986,037
9,725,000	6.45%, 04/15/2027(1)	10,060,757
1,300,000	Cimpress PLC 7.00%, 06/15/2026	1,280,500
		12,327,294
	Israel - 0.6%
	Energian Israel Finance Ltd.
11,620,000	4.88%, 03/30/2026(7)	10,695,071
4,540,000	5.88%, 03/30/2031(7)	3,772,340
5,245,000	8.50%, 09/30/2033(7)	4,913,401
	Teva Pharmaceutical Finance Netherlands II BV
EUR 1,530,000	3.75%, 05/09/2027	1,595,931
877,000	6.00%, 01/31/2025	954,776
		21,931,519
	Italy - 0.3%
$ 9,950,000	Telecom Italia SpA 5.30%, 05/30/2024(1)	9,895,072
	Japan - 0.1%
2,235,000	NTT Finance Corp. 4.14%, 07/26/2024(1)	2,220,669
	Mexico - 0.1%
	Bimbo Bakeries USA, Inc.
1,690,000	5.38%, 01/09/2036(1)	1,704,128
2,535,000	6.05%, 01/15/2029(1)	2,644,056
2,085,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(1)(8)	148,035
		4,496,219
	Netherlands - 0.1%
2,025,000	Trivium Packaging Finance BV 5.50%, 08/15/2026(1)	1,975,906
	Slovenia - 0.0%
EUR 1,070,000	United Group BV 8.15%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,152,915
	South Korea - 0.2%
$ 5,525,000	SK Hynix, Inc. 5.50%, 01/16/2029(1)	5,581,830
	Sweden - 0.0%
EUR 650,000	Verisure Holding AB 3.25%, 02/15/2027(7)	674,849
	United Kingdom - 0.4%
$ 550,000	Merlin Entertainments Ltd. 5.75%, 06/15/2026(1)	543,125
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(7)	12,447,705
EUR 1,480,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(1)	1,669,412
700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(7)	690,249
		15,350,491
	United States - 12.0%
$ 6,050,000	AbbVie, Inc. 2.60%, 11/21/2024	5,924,263
610,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	581,787
700,000	Acrisure LLC/Acrisure Finance, Inc. 10.13%, 08/01/2026(1)	728,842
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.9% - (continued)
	United States - 12.0% - (continued)
EUR 239,872	Adient Global Holdings Ltd. 3.50%, 08/15/2024(7)	$ 256,781
$ 5,385,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(1)	5,331,015
	American Tower Corp.
4,315,000	2.40%, 03/15/2025	4,181,446
770,000	2.95%, 01/15/2025	752,871
1,000,000	4.00%, 06/01/2025	984,543
	AmeriGas Partners LP/AmeriGas Finance Corp.
600,000	5.50%, 05/20/2025	589,510
520,000	9.38%, 06/01/2028(1)	534,617
	Amgen, Inc.
11,400,000	5.25%, 03/02/2025	11,425,017
11,370,000	5.51%, 03/02/2026	11,371,978
750,000	APX Group, Inc. 5.75%, 07/15/2029(1)	712,319
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,481,635
8,211,000	5.25%, 04/30/2025(1)	8,037,125
	AT&T, Inc.
6,095,000	0.90%, 03/25/2024	6,053,460
6,685,000	5.54%, 02/20/2026	6,687,432
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	611,504
655,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	624,828
5,850,000	Ball Corp. 5.25%, 07/01/2025	5,827,929
	Becton Dickinson & Co.
6,325,000	3.36%, 06/06/2024	6,274,512
3,775,000	3.73%, 12/15/2024	3,731,231
2,375,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	2,446,039
EUR 10,765,000	Booking Holdings, Inc. 4.00%, 11/15/2026	11,895,194
$ 1,510,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	1,507,931
3,225,000	Brighthouse Financial Global Funding 6.11%, 04/12/2024, 3 mo. USD SOFR + 0.76%(1)(2)	3,223,042
2,970,000	Buckeye Partners LP 4.13%, 03/01/2025(1)	2,900,466
	Caesars Entertainment, Inc.
11,330,000	6.25%, 07/01/2025(1)	11,385,132
2,935,000	6.50%, 02/15/2032(1)	2,969,719
275,000	8.13%, 07/01/2027(1)	281,947
8,971,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 05/01/2027(1)	8,648,015
3,785,000	Celanese U.S. Holdings LLC 6.35%, 11/15/2028	3,941,336
	Charter Communications Operating LLC/Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	4,756,000
9,985,000	4.91%, 07/23/2025	9,896,353
	Cinemark USA, Inc.
730,000	5.25%, 07/15/2028(1)(6)	673,425
590,000	5.88%, 03/15/2026(1)(6)	584,596
	Clarios Global LP/Clarios U.S. Finance Co.
EUR 1,115,000	4.38%, 05/15/2026(1)	1,193,254
$ 3,245,000	6.25%, 05/15/2026(1)	3,239,127

247

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.9% - (continued)
	United States - 12.0% - (continued)
	Clearway Energy Operating LLC
$ 670,000	3.75%, 02/15/2031(1)	$ 580,805
700,000	4.75%, 03/15/2028(1)	666,482
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,530,239
3,400,000	CommonSpirit Health 2.76%, 10/01/2024	3,337,846
	Credit Acceptance Corp.
550,000	6.63%, 03/15/2026(6)	549,911
1,570,000	9.25%, 12/15/2028(1)	1,652,425
3,300,000	Crown Castle, Inc. 3.20%, 09/01/2024	3,253,788
575,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	584,754
9,275,000	CVS Health Corp. 2.63%, 08/15/2024	9,134,061
6,790,000	Dominion Energy, Inc. 3.30%, 03/15/2025	6,647,235
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,270,878
2,575,000	Elevance Health, Inc. 3.35%, 12/01/2024	2,534,137
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,018,441
$ 2,111,000	EnLink Midstream LLC 5.63%, 01/15/2028(1)	2,086,434
1,200,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,174,908
	EQM Midstream Partners LP
970,000	4.00%, 08/01/2024	959,512
673,000	4.50%, 01/15/2029(1)	631,457
1,135,000	6.00%, 07/01/2025(1)	1,132,482
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,290,977
	Freedom Mortgage Corp.
8,294,000	7.63%, 05/01/2026(1)	8,260,255
760,000	12.00%, 10/01/2028(1)	834,157
1,140,000	12.25%, 10/01/2030(1)	1,270,967
685,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	695,296
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,985,836
6,775,000	Haleon U.K. Capital PLC 3.13%, 03/24/2025	6,628,070
2,190,000	Haleon U.S. Capital LLC 3.02%, 03/24/2024	2,181,509
	Hanesbrands, Inc.
850,000	4.88%, 05/15/2026(1)	820,225
200,000	9.00%, 02/15/2031(1)(6)	201,642
2,675,000	International Business Machines Corp. 3.00%, 05/15/2024	2,656,373
5,940,000	JP Morgan Chase & Co. 6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(9)	6,113,441
	Las Vegas Sands Corp.
5,220,000	2.90%, 06/25/2025	5,046,696
12,660,000	3.20%, 08/08/2024	12,478,432
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	543,833
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,710,700
1,525,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(1)	1,470,262
	Matador Resources Co.
4,295,000	5.88%, 09/15/2026	4,256,821
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.9% - (continued)
	United States - 12.0% - (continued)
$ 600,000	6.88%, 04/15/2028(1)	$ 614,412
1,150,000	Mativ Holdings, Inc. 6.88%, 10/01/2026(1)	1,100,976
1,210,000	Medline Borrower LP 3.88%, 04/01/2029(1)	1,094,032
1,990,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	1,817,447
5,047,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(1)	5,055,117
2,925,000	Mondelez International, Inc. 2.13%, 03/17/2024	2,911,604
10,210,000	MPLX LP 4.88%, 12/01/2024	10,171,873
	Nationstar Mortgage Holdings, Inc.
1,375,000	5.00%, 02/01/2026(1)	1,340,017
650,000	5.50%, 08/15/2028(1)	616,903
1,555,000	7.13%, 02/01/2032(1)	1,542,258
545,000	NCL Corp. Ltd. 5.88%, 02/15/2027(1)	538,015
2,315,000	Netflix, Inc. 4.38%, 11/15/2026	2,297,171
500,000	Newell Brands, Inc. 4.88%, 06/01/2025	490,565
860,000	Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(1)	929,875
	NextEra Energy Capital Holdings, Inc.
2,935,000	5.75%, 09/01/2025	2,964,496
5,355,000	6.05%, 03/01/2025	5,400,048
3,175,000	NextEra Energy Operating Partners LP 4.25%, 07/15/2024(1)	3,141,829
1,075,000	NFP Corp. 8.50%, 10/01/2031(1)	1,183,268
	Novelis Corp.
1,515,000	3.25%, 11/15/2026(1)	1,418,454
800,000	3.88%, 08/15/2031(1)	694,724
	Occidental Petroleum Corp.
1,865,000	2.90%, 08/15/2024	1,835,682
1,730,000	5.50%, 12/01/2025	1,736,323
4,753,000	5.88%, 09/01/2025	4,786,291
	OneMain Finance Corp.
1,175,000	6.88%, 03/15/2025	1,179,406
1,225,000	7.13%, 03/15/2026	1,242,667
3,500,000	Oracle Corp. 5.80%, 11/10/2025	3,552,524
	Pacific Gas & Electric Co.
6,055,000	3.15%, 01/01/2026	5,820,873
1,505,000	3.40%, 08/15/2024	1,487,694
2,230,000	3.75%, 02/15/2024	2,227,325
1,083,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 3.90%, 02/01/2024(1)	1,083,000
295,000	Range Resources Corp. 4.75%, 02/15/2030(1)	274,350
2,165,000	Regal Rexnord Corp. 6.05%, 02/15/2026(1)	2,188,072
650,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	571,824
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,178,250
10,390,000	RTX Corp. 3.20%, 03/15/2024	10,352,665
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)(6)	191,315
1,420,000	Southwestern Energy Co. 4.75%, 02/01/2032	1,313,726
1,900,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	1,867,738
EUR 450,000	Spectrum Brands, Inc. 4.00%, 10/01/2026(7)	479,020

248

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 15.9% - (continued)
	United States - 12.0% - (continued)
	Spirit AeroSystems, Inc.
$ 725,000	9.38%, 11/30/2029(1)	$ 785,602
875,000	9.75%, 11/15/2030(1)	917,722
	Sprint LLC
4,655,000	7.13%, 06/15/2024	4,675,044
25,000	7.63%, 03/01/2026	26,091
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
1,143,750	4.74%, 09/20/2029(1)	1,135,106
3,961,000	5.15%, 09/20/2029(1)	3,968,897
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	545,000
1,250,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,234,800
5,600,000	T-Mobile USA, Inc. 2.25%, 02/15/2026	5,308,667
525,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	496,934
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,432,138
1,315,000	5.75%, 06/15/2027(1)	1,290,447
	Venture Global Calcasieu Pass LLC
865,000	3.88%, 08/15/2029(1)	777,115
750,000	4.13%, 08/15/2031(1)	663,263
	VICI Properties LP/VICI Note Co., Inc.
5,182,000	4.25%, 12/01/2026(1)	4,995,950
6,500,000	5.63%, 05/01/2024(1)	6,492,365
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	583,150
575,000	Vital Energy, Inc. 9.75%, 10/15/2030	611,378
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	134,358
	Warnermedia Holdings, Inc.
5,760,000	3.64%, 03/15/2025	5,649,605
5,295,000	3.76%, 03/15/2027	5,085,558
7,535,000	Wells Fargo & Co. 5.20%, 01/23/2030, (5.20% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.50% thereafter)(9)	7,585,093
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	938,400
1,175,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(1)	1,174,159
2,500,000	Xerox Holdings Corp. 5.00%, 08/15/2025(1)	2,440,802
		419,076,981
	Total Corporate Bonds (cost $555,494,885)	$ 555,032,535
FOREIGN GOVERNMENT OBLIGATIONS - 57.2%
	Australia - 7.0%
	Australia Government Bonds
AUD 70,752,000	1.75%, 11/21/2032(7)	$ 38,769,390
134,130,000	1.75%, 06/21/2051(7)	51,009,721
1,459,000	1.75%, 06/21/2051(7)	554,859
76,955,000	2.75%, 05/21/2041(7)	40,853,640
24,886,000	3.00%, 03/21/2047(7)	13,017,323
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.2% - (continued)
	Australia - 7.0% - (continued)
AUD 55,462,000	New South Wales Treasury Corp. 2.00%, 03/08/2033	$ 29,459,262
	Queensland Treasury Corp.
12,955,000	4.50%, 08/22/2035(7)	8,336,142
23,705,000	5.25%, 07/21/2036(7)	16,219,162
47,018,000	Treasury Corp. of Victoria 2.25%, 11/20/2034	24,136,138
	Western Australian Treasury Corp.
17,377,000	2.00%, 10/24/2034(7)	8,936,015
16,987,000	4.25%, 07/20/2033	11,007,903
		242,299,555
	Brazil - 0.1%
$ 4,729,000	Brazil Government International Bonds 6.13%, 03/15/2034	4,688,975
	Bulgaria - 0.1%
EUR 2,670,000	Bulgaria Government International Bonds 4.50%, 01/27/2033(1)	3,015,316
	Canada - 3.2%
	Canada Treasury Bills
CAD 68,981,000	4.95%, 04/11/2024(10)	50,812,130
82,573,000	4.96%, 05/09/2024(10)	60,593,823
		111,405,953
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(7)	3,620,697
	Hungary - 0.5%
	Hungary Government International Bonds
$ 4,086,000	6.13%, 05/22/2028(7)	4,202,860
12,075,000	6.13%, 05/22/2028(7)	12,420,345
		16,623,205
	Japan - 11.4%
	Japan Treasury Discount Bills
JPY 7,230,800,000	(0.24%), 04/04/2024(10)(11)	49,141,568
20,492,350,000	(0.22%), 02/26/2024(10)(11)	139,247,350
12,736,650,000	(0.22%), 03/04/2024(10)(11)	86,549,978
5,129,950,000	(0.19%), 02/19/2024(10)(11)	34,857,114
10,237,750,000	(0.17%), 02/13/2024(10)(11)	69,561,859
2,559,800,000	(0.15%), 02/05/2024(10)(11)	17,392,469
		396,750,338
	Mexico - 3.4%
MXN 2,068,142,800	Mexico Bonos 7.50%, 05/26/2033	107,656,316
	Mexico Government International Bonds
$ 7,631,000	5.00%, 05/07/2029	7,612,133
2,935,000	6.40%, 05/07/2054	2,953,026
		118,221,475
	Morocco - 0.1%
3,905,000	Morocco Government International Bonds 5.95%, 03/08/2028(7)	3,979,539
	Netherlands - 0.4%
EUR 11,006,000	Netherlands Government Bonds 3.25%, 01/15/2044(7)	12,973,227
	New Zealand - 5.8%
	New Zealand Government Bonds
NZD 80,968,000	0.25%, 05/15/2028	41,567,076
29,569,000	2.00%, 05/15/2032	14,944,708
57,086,000	3.50%, 04/14/2033(7)	32,127,083

249

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.2% - (continued)
	New Zealand - 5.8% - (continued)
NZD 78,179,000	4.50%, 04/15/2027(7)	$ 47,832,306
35,306,000	4.50%, 05/15/2030	21,663,013
	New Zealand Local Government Funding Agency Bonds
30,833,000	2.25%, 05/15/2031(7)	15,565,933
32,990,000	4.50%, 04/15/2027	19,895,127
15,840,000	4.50%, 05/15/2030(7)	9,410,135
		203,005,381
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,418,898
	Norway - 9.0%
	Norway Government Bonds
NOK 302,946,000	1.25%, 09/17/2031(7)	24,475,335
530,436,000	1.75%, 03/13/2025(7)	49,163,899
863,560,000	1.75%, 02/17/2027(7)	77,983,764
78,246,000	1.75%, 09/06/2029(7)	6,815,580
635,274,000	2.00%, 04/26/2028(7)	57,049,668
1,073,936,000	3.00%, 08/15/2033(7)	97,618,942
		313,107,188
	Panama - 0.2%
$ 7,714,000	Panama Government International Bonds 3.16%, 01/23/2030	6,446,330
	Qatar - 0.1%
3,645,000	Qatar Government International Bonds 3.40%, 04/16/2025(7)	3,574,943
	Romania - 0.6%
	Romania Government International Bonds
EUR 5,363,000	5.50%, 09/18/2028(7)	5,966,771
$ 7,302,000	5.88%, 01/30/2029(1)	7,374,553
5,658,000	6.38%, 01/30/2034(1)	5,778,164
		19,119,488
	Saudi Arabia - 0.4%
	Saudi Government International Bonds
8,950,000	5.00%, 01/16/2034(1)	8,916,294
3,955,000	5.75%, 01/16/2054(1)	3,886,618
		12,802,912
	South Korea - 10.6%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	79,927,557
85,546,150,000	1.50%, 03/10/2025	62,844,297
109,431,170,000	2.25%, 06/10/2025	80,836,607
28,291,840,000	2.38%, 12/10/2031	19,729,390
58,444,470,000	3.38%, 06/10/2032	43,783,261
80,407,000,000	3.50%, 09/10/2028	60,729,472
27,989,470,000	4.25%, 12/10/2032	22,394,075
		370,244,659
	Supranational - 0.3%
EUR 10,122,000	European Union 3.00%, 03/04/2053(7)	10,421,637
	Sweden - 1.0%
	Kommuninvest I Sverige AB
SEK 178,430,000	0.75%, 05/12/2028(7)	15,685,047
200,870,000	3.00%, 03/12/2029(7)	19,322,806
		35,007,853
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 57.2% - (continued)
	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bonds
$ 3,770,000	2.13%, 09/30/2024(7)	$ 3,689,887
6,700,000	2.13%, 09/30/2024(1)	6,557,625
		10,247,512
	United Kingdom - 2.5%
GBP 67,738,000	U.K. Gilts 4.50%, 06/07/2028(7)	88,436,475
	Total Foreign Government Obligations (cost $2,024,477,240)	$ 1,990,411,556
SENIOR FLOATING RATE INTERESTS - 5.1%(12)
	Canada - 0.2%
$ 1,436,674	Air Canada 9.14%, 08/11/2028, 3 mo. USD Term SOFR + 3.50%	$ 1,436,444
1,607,586	Great Canadian Gaming Corp. 9.63%, 11/01/2026, 3 mo. USD Term SOFR + 4.00%	1,608,262
1,215,000	Ontario Gaming GTA LP 9.60%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,215,656
2,135,015	Open Text Corp. 8.18%, 01/31/2030, 1 mo. USD Term SOFR + 2.75%	2,134,759
		6,395,121
	France - 0.0%
EUR 365,000	Banijay Entertainment SAS 8.41%, 03/01/2028, 3 mo. EURIBOR + 4.50%	395,300
	Ireland - 0.0%
1,000,000	Virgin Media Ireland Ltd. 7.38%, 07/15/2029, 1 mo. EURIBOR + 3.50%	1,070,142
	Luxembourg - 0.2%
$ 1,515,000	Delta 2 Lux SARL 7.60%, 01/15/2030, 3 mo. USD Term SOFR + 2.25%	1,512,728
EUR 600,000	Ineos Finance PLC 0.00%, 01/31/2031, 1 mo. EURIBOR + 4.25%(13)	641,936
$ 515,000	Ineos U.S. Finance LLC 0.00%, 01/31/2031, 3 mo. USD Term SOFR + 3.75%(13)	509,850
EUR 395,000	Matterhorn Telecom SA 0.00%, 09/15/2026, 3 mo. EURIBOR + 2.38%(13)	426,104
$ 2,389,231	Sunshine Luxembourg VII SARL 8.95%, 10/01/2026, 3 mo. USD Term SOFR + 3.50%	2,388,896
705,945	Zacapa SARL 9.35%, 03/22/2029, 3 mo. USD SOFR + 4.00%	702,083
		6,181,597
	Netherlands - 0.0%
EUR 325,000	TMF Group Holding BV 0.00%, 05/03/2028, 3 mo. EURIBOR + 3.75%(13)	351,593
	Puerto Rico - 0.0%
$ 796,500	Evertec Group LLC 8.83%, 10/30/2030, 1 mo. USD Term SOFR + 3.50%	795,504

250

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(12) - (continued)
	Singapore - 0.0%
$ 358,195	Fugue Finance BV 9.39%, 01/31/2028, 3 mo. USD Term SOFR + 4.00%	$ 358,593
	Sweden - 0.1%
	Verisure Holding AB
EUR 1,130,000	6.93%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,215,476
2,485,000	6.95%, 08/06/2026, 3 mo. EURIBOR + 3.00%	2,683,606
		3,899,082
	United Kingdom - 0.2%
$ 1,184,271	Crown Finance U.S., Inc. 6.82%, 02/29/2024, 1 mo. USD Term SOFR + 1.50%	1,195,817
EUR 1,645,000	Froneri International Ltd. 5.99%, 01/29/2027, 6 mo. EURIBOR + 2.13%	1,772,721
940,000	Lorca Holdco Ltd. 8.10%, 09/17/2027, 6 mo. EURIBOR + 4.20%	1,016,965
540,000	Motion Finco SARL 7.93%, 11/12/2029, 3 mo. EURIBOR + 4.00%	581,180
		4,566,683
	United States - 4.4%
$ 2,422,958	ABG Intermediate Holdings 2 LLC 8.93%, 12/21/2028, 1 mo. USD Term SOFR + 3.50%	2,426,375
	Acrisure LLC
2,324,376	9.15%, 02/15/2027, 3 mo. USD Term SOFR + 3.50%	2,310,941
1,176,000	9.90%, 02/15/2027, 3 mo. USD Term SOFR + 4.25%	1,174,530
710,000	AI Aqua Merger Sub, Inc. 8.29%, 07/31/2028, 1 mo. USD Term SOFR + 4.25%(14)	709,112
927,261	Amentum Government Services Holdings LLC 9.34%, 02/15/2029, 1 mo. USD Term SOFR + 4.00%	926,102
2,067,412	APX Group, Inc. 8.70%, 07/10/2028, U.S. (Fed) Prime Rate + 2.25%	2,064,187
	Aramark Services, Inc.
550,000	7.95%, 04/06/2028, 1 mo. USD Term SOFR + 2.50%	548,763
576,475	7.95%, 06/22/2030, 1 mo. USD Term SOFR + 2.50%	574,676
1,735,384	Aretec Group, Inc. 9.93%, 08/09/2030, 1 mo. USD Term SOFR + 4.50%	1,733,701
	Asurion LLC
1,052,915	8.70%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	1,047,787
1,876,925	8.70%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	1,847,213
1,228,476	9.43%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	1,211,412
1,037,199	9.68%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	1,024,380
1,220,579	Athenahealth Group, Inc. 8.58%, 02/15/2029, 1 mo. USD Term SOFR + 3.25%	1,202,270
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(12) - (continued)
	United States - 4.4% - (continued)
$ 1,999,988	Bausch & Lomb Corp. 9.33%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	$ 1,959,988
	Belron Finance U.S. LLC
771,503	7.45%, 04/13/2028, 1 mo. USD Term SOFR + 2.00%	771,263
945,250	7.66%, 04/18/2029, 3 mo. USD Term SOFR + 2.25%	946,432
3,226,832	Berlin Packaging LLC 9.22%, 03/11/2028, 3 mo. USD Term SOFR + 3.75%	3,206,664
	Blackhawk Network Holdings, Inc.
2,767,060	8.14%, 06/15/2025, 3 mo. USD Term SOFR + 2.75%	2,760,143
600,000	12.43%, 06/15/2026, 1 mo. USD Term SOFR + 7.00%	588,000
1,662,438	Caesars Entertainment Corp. 8.66%, 02/06/2030, 3 mo. USD Term SOFR + 3.25%	1,659,462
1,040,000	Caesars Entertainment, Inc. 0.00%, 01/24/2031, 1 mo. USD Term SOFR + 2.75%(13)	1,037,400
1,497,768	Camelot U.S. Acquisition LLC 8.08%, 10/30/2026, 1 mo. USD Term SOFR + 2.75%	1,495,521
766,150	Carnival Corp. 8.34%, 08/08/2027, 1 mo. USD Term SOFR + 3.00%	765,575
	Cast & Crew Payroll LLC
1,399,453	9.20%, 02/09/2026, 1 mo. USD Term SOFR + 3.75%	1,398,180
900,406	9.20%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	900,028
1,417,711	Catalent Pharma Solutions, Inc. 7.45%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	1,394,234
2,004,100	Chamberlain Group, Inc. 8.68%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,979,890
5,025,000	Charter Communications Operating LLC 7.33%, 12/07/2030, 1 mo. USD Term SOFR + 2.00%	4,943,344
2,456,437	Cinemark USA, Inc. 9.09%, 05/24/2030, 1 mo. USD Term SOFR + 3.75%	2,453,883
1,091,688	Clydesdale Acquisition Holdings, Inc. 9.11%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	1,083,325
660,282	Crocs, Inc. 8.50%, 02/20/2029, 3 mo. USD Term SOFR + 3.00%	660,037
1,692,180	CSC Holdings LLC 7.95%, 04/15/2027, 1 mo. USD Term SOFR	1,608,180
1,643,579	DCert Buyer, Inc. 9.33%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	1,632,189
3,749,565	Dun & Bradstreet Corp. 8.09%, 02/06/2026, 1 mo. USD Term SOFR + 2.75%	3,747,465
741,170	Emerald Borrower LP 8.31%, 05/31/2030, 1 mo. USD Term SOFR + 3.00%	740,985
1,708,269	Endure Digital, Inc. 9.42%, 02/10/2028, 3 mo. USD Term SOFR + 3.50%	1,656,713

251

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(12) - (continued)
	United States - 4.4% - (continued)
$ 1,902,922	EP Purchaser LLC 9.11%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	$ 1,887,071
2,505,917	EW Scripps Co. 8.01%, 05/01/2026, 1 mo. USD Term SOFR + 2.56%	2,497,046
1,446,700	Filtration Group Corp. 8.95%, 10/21/2028, 1 mo. USD Term SOFR + 3.50%	1,445,253
2,208,683	First Brands Group LLC 10.57%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,204,089
1,895,000	GTCR W Merger Sub LLC 0.00%, 09/20/2030, 1 mo. USD Term SOFR + 3.00%(13)	1,893,029
2,324,191	Hanesbrands, Inc. 9.08%, 03/08/2030, 1 mo. USD Term SOFR + 3.75%	2,309,665
605,000	Hilton Grand Vacations Borrower LLC 0.00%, 01/17/2031, 1 mo. USD Term SOFR + 2.75%(13)	603,487
2,907,123	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 4.25%	2,906,833
408,651	Ingram Micro, Inc. 8.61%, 06/30/2028, 3 mo. USD Term SOFR + 3.00%	407,801
	Iron Mountain, Inc.
1,690,000	0.00%, 01/31/2031, 1 mo. USD Term SOFR + 2.25%(13)	1,678,390
1,612,171	7.20%, 01/02/2026, 1 mo. USD Term SOFR	1,604,449
2,033,931	LBM Acquisition LLC 9.18%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	2,014,608
1,168,295	MajorDrive Holdings IV LLC 9.61%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,160,631
	McAfee LLC
EUR 1,516,900	7.66%, 03/01/2029, 1 mo. EURIBOR + 3.75%	1,632,036
$ 3,378,550	9.20%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	3,342,231
1,465,146	Medallion Midland Acquisition LLC 8.86%, 10/18/2028, 1 mo. USD Term SOFR + 3.50%	1,467,900
4,524,207	MH Sub I LLC 9.58%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	4,425,941
1,269,461	Michaels Cos., Inc. 9.86%, 04/15/2028, 3 mo. USD Term SOFR + 4.25%	1,041,186
532,000	Mileage Plus Holdings LLC 10.77%, 06/21/2027, 3 mo. USD Term SOFR + 5.25%	547,683
EUR 825,000	MKS Instruments, Inc. 0.00%, 08/17/2029, 1 mo. EURIBOR + 3.00%(13)	890,463
$ 1,750,000	NCR Atleos LLC 10.16%, 03/27/2029, 1 mo. USD Term SOFR + 4.75%	1,745,625
	OMNIA Partners LLC
795,291	9.07%, 07/25/2030, 3 mo. USD Term SOFR + 3.75%	796,786
74,709	9.57%, 07/25/2030, 1 mo. USD Term SOFR + 3.75%	74,850
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(12) - (continued)
	United States - 4.4% - (continued)
$ 970,752	Oryx Midstream Services Permian Basin LLC 8.71%, 10/05/2028, 1 mo. USD Term SOFR + 3.25%	$ 968,626
1,881,207	Owens & Minor, Inc. 9.19%, 03/29/2029, 3 mo. USD Term SOFR + 3.75%	1,881,207
3,193,713	Peraton Corp. 9.18%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	3,186,176
1,296,675	PetSmart, Inc. 9.18%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,289,116
1,474,602	Polaris Newco LLC 9.57%, 06/02/2028, 3 mo. USD Term SOFR + 4.00%	1,435,894
530,000	R1 RCM, Inc. 0.00%, 06/21/2029, 1 mo. USD Term SOFR + 3.00%(13)	530,663
1,065,537	RealPage, Inc. 8.45%, 04/24/2028, 1 mo. USD Term SOFR + 3.00%	1,041,925
	Ryan LLC
82,381	4.50%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%(14)	82,355
782,619	9.83%, 11/14/2030, 1 mo. USD Term SOFR + 4.50%	782,376
1,015,473	SCIH Salt Holdings, Inc. 9.45%, 03/16/2027, 1 mo. USD Term SOFR + 4.00%	1,012,173
3,815,868	Sedgwick Claims Management Services, Inc. 9.08%, 02/24/2028, 1 mo. USD Term SOFR + 3.75%	3,815,410
1,013,109	Shutterfly, Inc. 6.35%, 10/01/2027, 3 mo. USD Term SOFR + 1.00%	745,273
1,295,000	Simon & Schuster, Inc. 9.32%, 10/30/2030, 3 mo. USD Term SOFR + 4.00%	1,295,544
13,710,000	Sinclair Television Group, Inc. 0.00%, 09/30/2026, 1 mo. USD Term SOFR + 2.50%(13)	13,353,540
	SRS Distribution, Inc.
689,234	8.68%, 06/02/2028, 1 mo. USD Term SOFR + 3.25%	684,712
1,336,298	8.95%, 06/02/2028, 1 mo. USD Term SOFR + 3.50%	1,327,946
2,569,709	SS&C Technologies, Inc. 7.20%, 04/16/2025, 1 mo. USD Term SOFR + 1.75%	2,567,293
717,291	Staples, Inc. 10.47%, 04/16/2026, 1 mo. USD Term SOFR	676,227
1,368,009	Tamko Building Products LLC 8.87%, 09/20/2030, 3 mo. USD Term SOFR + 3.50%	1,368,584
1,899,711	Tecta America Corp. 9.45%, 04/10/2028, 1 mo. USD Term SOFR + 4.00%	1,900,604
1,845,000	TransDigm, Inc. 8.60%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	1,846,513
847,503	U.S. Foods, Inc. 7.45%, 09/13/2026, 1 mo. USD Term SOFR + 2.00%	847,291
1,682,049	Uber Technologies, Inc. 8.13%, 03/03/2030, 3 mo. USD Term SOFR + 2.75%	1,681,174
3,141,563	UFC Holdings LLC 8.34%, 04/29/2026, 3 mo. USD Term SOFR + 2.75%	3,137,981

252

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(12) - (continued)
	United States - 4.4% - (continued)
	USI, Inc.
$ 1,629,416	8.35%, 11/22/2029, 3 mo. USD Term SOFR + 3.00%	$ 1,626,500
1,396,500	8.60%, 09/27/2030, 3 mo. USD Term SOFR + 3.25%	1,393,302
	Virgin Media Bristol LLC
1,650,000	7.95%, 01/31/2028, 1 mo. USD Term SOFR + 2.50%	1,618,551
2,225,000	8.79%, 03/31/2031, 6 mo. USD Term SOFR + 3.25%	2,193,583
615,000	Wand NewCo 3, Inc. 0.00%, 01/30/2031, 1 mo. USD Term SOFR + 3.75%(13)	615,000
1,900,647	William Morris Endeavor Entertainment LLC 8.20%, 05/18/2025, 1 mo. USD Term SOFR + 2.75%	1,898,576
1,187,122	WW International, Inc. 8.95%, 04/13/2028, 1 mo. USD Term SOFR + 3.50%	691,499
		154,263,017
	Total Senior Floating Rate Interests (cost $178,899,352)	$ 178,276,632
U.S. GOVERNMENT AGENCIES - 2.6%
	United States - 2.6%
	Federal Home Loan Mortgage Corp. - 1.5%
5,047,170	1.94%, 11/25/2047(4)(5)	$ 424,983
6,240,000	1.97%, 03/25/2048(4)(5)	567,136
5,823,080	2.02%, 10/25/2047(4)(5)	514,837
1,479,915	2.09%, 09/25/2046(4)(5)	134,152
2,075,000	2.17%, 08/25/2047(4)(5)	193,103
7,245,592	2.19%, 06/25/2044(4)(5)	333,804
3,742,315	2.39%, 12/25/2045(4)(5)	340,209
1,070,000	2.40%, 01/25/2046(4)(5)	98,408
1,038,099	2.68%, 04/25/2028(4)(5)	92,364
1,683,127	2.79%, 10/25/2055(4)(5)	219,746
775,000	2.88%, 04/25/2031(4)(5)	117,216
2,862,434	3.00%, 05/15/2034(5)	192,449
1,608,034	3.50%, 01/15/2033(5)	154,637
757,545	3.50%, 05/15/2036(5)	78,095
587,812	5.00%, 09/15/2036(5)	95,234
691,499	7.14%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	646,567
830,910	7.64%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	810,160
1,410,000	7.69%, 12/25/2041, 30 day USD SOFR Average + 2.35%(1)(2)	1,414,850
1,000,000	7.76%, 01/25/2050, 30 day USD SOFR Average + 2.41%(1)(2)	1,020,669
665,000	8.16%, 10/25/2049, 30 day USD SOFR Average + 2.81%(1)(2)	675,806
1,490,000	8.24%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,545,875
2,342,996	8.41%, 11/25/2049, 30 day USD SOFR Average + 3.06%(1)(2)	2,395,713
1,490,000	8.69%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,567,188
2,509,875	8.84%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	2,626,240
1,075,000	8.89%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,131,398
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.6% - (continued)
	United States - 2.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.5% - (continued)
$ 2,990,060	8.94%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	$ 2,991,521
3,175,000	9.04%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,381,375
1,045,000	9.34%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,112,875
1,078,245	9.56%, 03/25/2050, 30 day USD SOFR Average + 4.21%(1)(2)	1,206,788
1,095,000	9.81%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,183,969
3,500,000	9.91%, 03/25/2030, 30 day USD SOFR Average + 4.56%(2)	3,771,250
2,775,000	10.21%, 12/25/2029, 30 day USD SOFR Average + 4.86%(2)	3,003,937
1,525,000	10.34%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,680,489
1,930,000	10.59%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,077,821
1,785,000	10.69%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,928,827
1,076,032	10.71%, 09/25/2050, 30 day USD SOFR Average + 5.36%(1)(2)	1,182,623
2,730,000	11.09%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	3,026,548
521,702	11.21%, 07/25/2050, 30 day USD SOFR Average + 5.86%(1)(2)	579,251
3,195,000	11.34%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,526,252
2,545,000	12.09%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,877,033
845,000	12.94%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	962,140
		51,883,538
	Federal National Mortgage Association - 0.4%
3,872,717	2.50%, 02/25/2051(5)	558,939
5,314,966	2.50%, 06/25/2052(5)	795,564
4,352,566	2.50%, 09/25/2052(5)	672,679
1,490,857	3.00%, 01/25/2028(5)	54,412
2,397,613	3.00%, 10/25/2051(5)	384,153
1,875,655	3.00%, 01/25/2052(5)	285,073
1,198,526	3.50%, 04/25/2028(5)	43,243
4,709,722	3.50%, 11/25/2051(5)	848,107
820,424	4.00%, 01/25/2028(5)	28,745
1,638,671	4.50%, 03/25/2048(5)	332,907
1,983,302	4.50%, 05/25/2049(5)	358,498
1,440,022	5.50%, 08/25/2044(5)	251,589
517,609	5.50%, 06/25/2048(5)	96,756
1,450,000	8.89%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	1,504,549
3,750,000	9.21%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	4,050,000
2,310,000	9.46%, 05/25/2030, 30 day USD SOFR Average + 4.11%(2)	2,494,630
2,790,000	9.61%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,978,325
		15,738,169
	Government National Mortgage Association - 0.1%
1,398,687	3.50%, 10/20/2029(5)	96,257
1,209,125	3.50%, 01/20/2030(5)	82,265
1,420,542	3.50%, 11/20/2031(5)	99,373
3,070,712	4.00%, 01/16/2040(5)	493,530
463,469	4.00%, 01/16/2046(5)	72,374

253

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.6% - (continued)
	United States - 2.6% - (continued)
	Government National Mortgage Association - 0.1% - (continued)
$ 127,631	4.50%, 04/20/2045(5)	$ 18,935
215,176	5.00%, 07/16/2044(5)	43,217
611,194	5.00%, 12/16/2045(5)	94,680
1,034,538	5.00%, 07/16/2047(5)	203,259
513,788	5.00%, 09/20/2047(5)	99,573
566,284	5.00%, 11/16/2047(5)	109,688
1,133,709	5.00%, 06/20/2048(5)	161,112
2,239,465	5.50%, 11/16/2046(5)	402,260
421,820	5.50%, 02/20/2047(5)	65,584
656,796	5.89%, 07/20/2039(4)(5)	39,827
868,190	6.00%, 09/20/2045(5)	178,654
		2,260,588
	Uniform Mortgage-Backed Security - 0.6%
20,250,000	6.00%, 02/13/2054(15)	20,542,288
	Total U.S. Government Agencies (cost $89,573,423)	$ 90,424,583
U.S. GOVERNMENT SECURITIES - 5.5%
	United States - 5.5%
	U.S. Treasury Bonds - 0.4%
17,399,000	3.00%, 02/15/2047	$ 13,932,113
	U.S. Treasury Inflation-Protected Notes - 3.5%
123,221,441	1.25%, 04/15/2028(16)(17)	120,534,396
	U.S. Treasury Notes - 1.6%
59,915,000	2.25%, 02/15/2027(18)	56,923,930
	Total U.S. Government Securities (cost $200,919,113)	$ 191,390,439
	Total Long-Term Investments (cost $3,340,231,044)	$ 3,288,080,127
SHORT-TERM INVESTMENTS - 4.1%
	Commercial Paper - 0.4%
6,625,000	Bell Telephone Co. of Canada or Bell Canada 5.69%, 04/08/2024(1)(10)	$ 6,555,665
6,920,000	Conagra Brands, Inc. 0.00%, 02/01/2024(1)(10)	6,920,000
		13,475,665
	Repurchase Agreements - 0.1%
4,302,020	Fixed Income Clearing Corp. Repurchase Agreement dated 01/31/2024 at 5.30%, due on 02/01/2024 with a maturity value of $4,302,653; collateralized by U.S. Treasury Note at 0.75%, maturing 08/31/2026, with a market value of $4,388,134	4,302,020
	Securities Lending Collateral - 0.1%
279,829	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(19)	279,829
932,761	HSBC U.S. Government Money Market Fund, Institutional Class, 5.27%(19)	932,761
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 4.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
279,828	Invesco Government & Agency Portfolio, Institutional Class, 5.24%(19)		$ 279,828
279,828	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(19)		279,828
			1,772,246
	U.S. Treasury Securities - 3.5%
	U.S. Treasury Bills - 3.5%
$ 5,239,000	5.08%, 02/22/2024(10)		5,222,994
21,353,000	5.11%, 02/22/2024(10)		21,287,494
96,683,000	5.18%, 03/14/2024(10)		96,096,682
			122,607,170
	Total Short-Term Investments (cost $142,156,156)		$ 142,157,101
	Total Investments Excluding Purchased Options (cost $3,482,387,200)	98.5%	$ 3,430,237,228
	Total Purchased Options (cost $1,042,617)	0.0%	$ 768,898
	Total Investments (cost $3,483,429,817)	98.5%	$ 3,431,006,126
	Other Assets and Liabilities	1.5%	51,675,869
	Total Net Assets	100.0%	$ 3,482,681,995
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $588,767,228, representing 16.9% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2024. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.

254

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

(6)	Represents entire or partial securities on loan.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2024, the aggregate value of these securities was $815,828,548, representing 23.4% of net assets.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	The rate shown represents current yield to maturity.
(11)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2024.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2024, the aggregate value of the unfunded commitment was $791,467, which represents to 0.0% of total net assets.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2024, the market value of securities pledged was $20,542,061.
(17)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2024, the market value of securities pledged was $29,339,362.
(19)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at January 31, 2024
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.25	EUR	03/18/2024	347	EUR	867,500	$ 65,626	$ 81,472	$ (15,846)
3 Mo. EURIBOR Future Option	95.75	EUR	03/18/2024	347	EUR	867,500	2,344	7,489	(5,145)
3 Mo. EURIBOR Future Option	96.50	EUR	06/17/2024	688	EUR	1,720,000	125,469	146,647	(21,178)
3 Mo. EURIBOR Future Option	96.00	EUR	06/17/2024	688	EUR	1,720,000	9,294	16,289	(6,995)
Total purchased exchange-traded option contracts							$ 202,733	$ 251,897	$ (49,164)
Written option contracts:
Exchange-Traded Options
3 Mo. EURIBOR Future Option	96.00	EUR	03/18/2024	(693)	EUR	(1,732,500)	$ (9,362)	$ (28,993)	$ 19,631
3 Mo. EURIBOR Future Option	96.25	EUR	06/17/2024	(1,376)	EUR	(3,440,000)	(65,058)	(79,144)	14,086
Total Written Option Contracts exchange-traded option contracts							$ (74,420)	$ (108,137)	$ 33,717

255

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

OTC Swaptions Outstanding at January 31, 2024
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Put
1 Year Interest Rate Swap Option*	MSC	6.25%		12/02/2024	GBP	17,305,000	$ 6,993	$ 19,443	$ (12,450)
1 Year Interest Rate Swap Option*	MSC	4.25%		12/02/2024	GBP	17,305,000	66,292	122,342	(56,050)
1 Year Interest Rate Swap Option*	MSC	6.25%		12/05/2024	GBP	17,301,000	7,755	19,283	(11,528)
1 Year Interest Rate Swap Option*	MSC	4.25%		12/05/2024	GBP	17,301,000	65,928	122,018	(56,090)
1 Year Interest Rate Swap Option*	UBS	6.25%		12/05/2024	GBP	17,301,000	7,632	16,201	(8,569)
1 Year Interest Rate Swap Option*	UBS	4.25%		12/05/2024	GBP	17,301,000	65,448	109,815	(44,367)
1 Year Interest Rate Swap Option*	MSC	6.25%		12/05/2024	GBP	17,301,000	7,501	12,999	(5,498)
1 Year Interest Rate Swap Option*	MSC	4.25%		12/05/2024	GBP	17,301,000	64,880	96,130	(31,250)
ITRAXX-EUROPE.S40.V1.5Y*	GSC	80.00%		04/17/2024	EUR	345,305,000	273,736	272,489	1,247
							$ 566,165	$ 790,720	$ (224,555)
Written swaptions:
Put
1 Year Interest Rate Swap Option*	MSC	5.25%		12/02/2024	GBP	(34,605,000)	$ (41,741)	$ (96,767)	$ 55,026
1 Year Interest Rate Swap Option*	MSC	5.25%		12/05/2024	GBP	(34,604,000)	(42,132)	(96,530)	54,398
1 Year Interest Rate Swap Option*	UBS	5.25%		12/05/2024	GBP	(34,604,000)	(41,688)	(85,248)	43,560
1 Year Interest Rate Swap Option*	MSC	5.25%		12/05/2024	GBP	(34,603,000)	(41,094)	(70,788)	29,694
ITRAXX-EUROPE.S40.V1.5Y*	GSC	110.00%		04/17/2024	EUR	(345,305,000)	(85,337)	(82,687)	(2,650)
							$ (251,992)	$ (432,020)	$ 180,028

*	Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government Bond Future	67	03/19/2024	$ 6,063,364	$ 39,155
Euro-BOBL Future	758	03/07/2024	97,096,310	665,369
Euro-BUND Future	700	03/07/2024	102,769,186	1,399,480
Long Gilt Future	227	03/26/2024	28,759,085	276,557
U.S. Treasury 2-Year Note Future	1,646	03/28/2024	338,510,188	475,738
U.S. Treasury 5-Year Note Future	4	03/28/2024	433,563	2,057
U.S. Treasury 10-Year Note Future	1,459	03/19/2024	163,886,734	813,114
U.S. Treasury 10-Year Ultra Future	822	03/19/2024	96,071,250	3,153,762
U.S. Treasury Ultra Bond Future	555	03/19/2024	71,716,406	(1,067,365)
Total				$ 5,757,867
Short position contracts:
3 Mo. EURIBOR Future Option Future	275	03/18/2024	$ 71,515,674	$ (27,004)
Australian 3-Year Bond Future	2,334	03/15/2024	163,754,200	(1,773,751)
Australian 10-Year Bond Future	389	03/15/2024	29,636,160	(523,409)
Euro BUXL 30-Year Bond Future	38	03/07/2024	5,649,123	(66,706)
Japanese 10-Year Bond Future	104	03/13/2024	103,342,845	308,489
Korean 10-Year Bond Future	26	03/19/2024	2,214,963	(182)
U.S. Treasury Long Bond Future	46	03/19/2024	5,627,812	(241,568)
Total				$ (2,324,131)
Total futures contracts				$ 3,433,736

256

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.14	CBK	USD	875,000	3.00%	12/16/2072	Monthly	$ —	$ (143,143)	$ (151,521)	$ (8,378)
Total							$ —	$ (143,143)	$ (151,521)	$ (8,378)
Credit default swaps on single-name issues:
Buy protection:
Morocco Government International Bonds	GSC	USD	3,555,000	(1.00%)	12/20/2028	Quarterly	$ 45,532	$ —	$ 4,427	$ (41,105)
Total							$ 45,532	$ —	$ 4,427	$ (41,105)
Total OTC credit default swap contracts							$ 45,532	$ (143,143)	$ (147,094)	$ (49,483)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2024
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
CBK	3.82% Fixed	12 Mo. EUR EURIBOR	EUR	23,905,000	09/15/2024	At Maturity	$ —	$ —	$ 1,624	$ 1,624
CBK	3.69% Fixed	12 Mo. EUR EURIBOR	EUR	7,969,000	09/15/2024	At Maturity	—	—	23,245	23,245
CBK	2.65% Fixed	12 Mo. USD CPI	USD	11,830,000	09/15/2033	At Maturity	—	—	(189,412)	(189,412)
CBK	2.64% Fixed	12 Mo. USD CPI	USD	4,940,000	09/15/2033	At Maturity	—	—	(72,424)	(72,424)
CBK	12 Mo. USD CPI	2.61% Fixed	USD	4,940,000	09/15/2028	At Maturity	—	—	54,486	54,486
CBK	12 Mo. USD CPI	2.62% Fixed	USD	11,830,000	09/15/2028	At Maturity	—	—	136,037	136,037
JPM	2.45% Fixed	12 Mo. EUR EURIBOR	EUR	17,460,000	02/15/2033	At Maturity	—	—	(570,760)	(570,760)
JPM	12 Mo. EUR EURIBOR	2.48% Fixed	EUR	17,460,000	02/15/2028	At Maturity	—	—	363,557	363,557
JPM	2.63% Fixed	12 Mo. USD CPI	USD	9,690,000	09/15/2033	At Maturity	—	—	(137,705)	(137,705)
JPM	2.63% Fixed	12 Mo. USD CPI	USD	12,507,000	09/15/2033	At Maturity	—	—	(179,144)	(179,144)
JPM	12 Mo. USD CPI	2.60% Fixed	USD	9,690,000	09/15/2028	At Maturity	—	—	102,324	102,324
JPM	12 Mo. USD CPI	2.61% Fixed	USD	12,507,000	09/15/2028	At Maturity	—	—	137,946	137,946
MSC	2.40% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(470,366)	(470,366)
MSC	2.38% Fixed	12 Mo. EUR EURIBOR	EUR	17,428,000	02/15/2033	At Maturity	—	—	(442,333)	(442,333)
MSC	2.32% Fixed	12 Mo. EUR EURIBOR	EUR	16,700,000	02/15/2033	At Maturity	—	—	(324,773)	(324,773)
MSC	12 Mo. EUR EURIBOR	2.31% Fixed	EUR	16,700,000	02/15/2028	At Maturity	—	—	196,398	196,398
MSC	12 Mo. EUR EURIBOR	2.40% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	292,258	292,258
MSC	12 Mo. EUR EURIBOR	2.41% Fixed	EUR	17,428,000	02/15/2028	At Maturity	—	—	294,139	294,139
Total OTC interest rate swap contracts							$ —	$ —	$ (784,903)	$ (784,903)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
Bouygues SA	EUR	9,010,000	(1.00%)	12/20/2028	Quarterly	$ —	$ (224,303)	$ (309,424)	$ (85,121)
CDX.NA.HY.S41	USD	47,138,850	(5.00%)	12/20/2028	Quarterly	—	(1,484,240)	(3,018,768)	(1,534,528)
CDX.NA.IG.S41	USD	56,380,000	(1.00%)	12/20/2028	Quarterly	—	(717,538)	(1,167,587)	(450,049)
iTraxx-Asia ex-Japan.IG.S40.V1.5Y	USD	4,165,000	(1.00%)	12/20/2028	Quarterly	—	(9,913)	(4,661)	5,252
ITRAXX-FINSUBS.38.V1	EUR	32,380,000	(1.00%)	12/20/2027	Quarterly	1,492,941	—	19,933	(1,473,008)
Total						$ 1,492,941	$ (2,435,994)	$ (4,480,507)	$ (3,537,454)
Sell protection:
ITRAXX-FINSUBS.38.V1	EUR	56,630,000	1.00%	12/20/2027	Quarterly	$ —	$ (583,202)	$ 1,035,518	$ 1,618,720
257

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2024 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Kingdom of Saudi Arabia	USD	6,790,000	(1.00%)	12/20/2028	Quarterly	$ —	$ (114,724)	$ (130,823)	$ (16,099)
Sell protection:
Virgin Media Finance PLC (B)	EUR	12,350,000	5.00%	12/20/2025	Quarterly	$ 645,372	$ —	$ 1,025,405	$ 380,033
Total						$ 645,372	$ (114,724)	$ 894,582	$ 363,934
Total centrally cleared credit default swap contracts						$ 2,138,313	$ (3,133,920)	$ (2,550,407)	$ (1,554,800)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	8.31% Fixed	MXN	149,574,000	09/13/2028	Monthly	$ —	$ —	$ (160,033)	$ (160,033)
1 Mo. MXN TIIE	8.90% Fixed	MXN	74,532,000	12/13/2028	Monthly	—	—	27,733	27,733
1 Mo. MXN TIIE	9.73% Fixed	MXN	49,092,000	12/07/2033	Monthly	—	—	206,984	206,984
1 Mo. MXN TIIE	8.74% Fixed	MXN	44,740,000	03/08/2034	Monthly	—	—	27,276	27,276
1 Mo. MXN TIIE	8.33% Fixed	MXN	45,827,000	03/08/2034	Monthly	—	—	(45,707)	(45,707)
1.38% Fixed	12 Mo. CHF SARON	CHF	6,470,000	12/20/2033	Annual	—	(24,923)	(1,524)	23,399
12 Mo. EUR EURIBOR	3.09% Fixed	EUR	12,595,000	03/20/2029	Semi-Annual	—	(21,869)	399,811	421,680
12 Mo. EUR EURIBOR	2.75% Fixed	EUR	7,660,000	12/20/2033	Annual	44,148	—	95,717	51,569
12 Mo. EUR EURIBOR	3.13% Fixed	EUR	5,935,000	03/20/2034	Semi-Annual	1,137	—	327,851	326,714
3.03% Fixed	12 Mo. EUR EURIBOR	EUR	8,747,000	03/04/2053	Annual	60,852	—	(1,163,039)	(1,223,891)
12 Mo. JPY TONAR	0.47% Fixed	JPY	2,468,880,000	06/18/2028	Annual	2,967	—	(56,619)	(59,586)
12 Mo. JPY TONAR	1.09% Fixed	JPY	776,425,000	06/19/2034	Annual	—	(524)	62,409	62,933
3.50% Fixed	12 Mo. SONIA	GBP	16,529,000	06/17/2029	Annual	3,513	—	(159,322)	(162,835)
3.81% Fixed	12 Mo. SONIA	GBP	21,641,000	06/19/2029	Annual	38	—	(408,553)	(408,591)
3.72% Fixed	12 Mo. SONIA	GBP	5,178,000	06/19/2034	Annual	1,059	—	(108,524)	(109,583)
12 Mo. SONIA	3.69% Fixed	GBP	12,516,000	06/20/2034	Annual	280	—	72,907	72,627
12 Mo. USD SOFR	5.44% Fixed	USD	38,363,000	06/21/2024	Annual	39,660	—	52,121	12,461
12 Mo. USD SOFR	4.25% Fixed	USD	18,565,000	06/20/2025	Annual	—	—	27,064	27,064
3.63% Fixed	12 Mo. USD SOFR	USD	26,157,000	06/20/2029	Annual	—	(28,605)	(177,115)	(148,510)
3.88% Fixed	12 Mo. USD SOFR	USD	6,689,000	03/20/2034	Annual	—	(2,753)	(167,747)	(164,994)
12 Mo. USD SOFR	2.69% Fixed	USD	106,197,000	06/17/2039	Annual	—	(142,677)	(1,409,320)	(1,266,643)
12 Mo. USD SOFR	3.73% Fixed	USD	8,950,000	12/16/2039	Annual	—	—	(6,437)	(6,437)
12 Mo. USD SOFR	3.47% Fixed	USD	5,665,000	12/16/2039	Annual	—	—	(21,080)	(21,080)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(43,252)	(43,252)
12 Mo. USD SOFR	3.16% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(43,725)	(43,725)
12 Mo. USD SOFR	3.07% Fixed	USD	5,965,000	12/16/2039	Annual	—	—	(49,418)	(49,418)
12 Mo. USD SOFR	3.13% Fixed	USD	11,935,000	12/16/2039	Annual	—	—	(91,167)	(91,167)
12 Mo. USD SOFR	4.33% Fixed	USD	50,944,000	12/15/2040	Annual	—	—	345,811	345,811
12 Mo. USD SOFR	4.31% Fixed	USD	24,453,000	12/15/2040	Annual	—	—	159,965	159,965
12 Mo. USD SOFR	4.26% Fixed	USD	13,675,000	12/15/2043	Annual	—	—	227,539	227,539
2.31% Fixed	12 Mo. USD SOFR	USD	22,221,000	06/17/2047	Annual	160,743	—	1,398,014	1,237,271
2.64% Fixed	12 Mo. USD SOFR	USD	2,520,000	12/16/2047	Annual	—	—	109,110	109,110
2.60% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	57,011	57,011
2.67% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	52,600	52,600
2.69% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	51,102	51,102
2.96% Fixed	12 Mo. USD SOFR	USD	1,260,000	12/16/2047	Annual	—	—	34,303	34,303
3.19% Fixed	12 Mo. USD SOFR	USD	2,020,000	12/16/2047	Annual	—	—	30,966	30,966
3.87% Fixed	12 Mo. USD SOFR	USD	5,855,000	12/15/2048	Annual	—	—	(131,008)	(131,008)
258

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2024 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	12,180,000	12/15/2048	Annual	$ —	$ —	$ (279,360)	$ (279,360)
3.43% Fixed	12 Mo. USD SOFR	USD	9,980,000	12/16/2053	Annual	—	—	(174,742)	(174,742)
3 Mo. AUD BBSW	3.88% Fixed	AUD	31,480,000	09/17/2028	Annual	8,758	—	124,001	115,243
5.03% Fixed	3 Mo. HKD HIBOR	HKD	291,632,000	06/21/2024	Annual	—	(32,182)	(6,635)	25,547
3 Mo. KRW KSDA	3.13% Fixed	KRW	75,151,660,000	03/20/2029	Quarterly	36,219	—	(85,890)	(122,109)
3 Mo. NZD NZDBBR	4.78% Fixed	NZD	94,455,000	06/21/2028	Annual	—	(144,437)	956,086	1,100,523
3 Mo. NZD NZDBBR	4.31% Fixed	NZD	47,290,000	03/20/2029	Quarterly	218,817	—	56,387	(162,430)
3 Mo. NZD NZDBBR	4.03% Fixed	NZD	30,574,000	06/17/2029	Quarterly	2,938	—	15,339	12,401
3 Mo. NZD NZDBBR	4.56% Fixed	NZD	22,121,000	06/19/2029	Quarterly	—	(40,222)	223,148	263,370
3 Mo. NZD NZDBBR	4.63% Fixed	NZD	29,268,000	12/20/2033	Quarterly	—	(41,873)	90,482	132,355
3 Mo. NZD NZDBBR	4.66% Fixed	NZD	10,807,000	06/19/2034	Quarterly	—	(32,474)	161,707	194,181
3.22% Fixed	3 Mo. SEK STIBOR	SEK	214,994,000	12/17/2028	Annual	12,248	—	(566,956)	(579,204)
2.47% Fixed	3 Mo. SEK STIBOR	SEK	262,376,000	06/19/2029	Annual	58,450	—	(81,003)	(139,453)
2.59% Fixed	3 Mo. SEK STIBOR	SEK	63,029,000	06/19/2034	Annual	827	—	(54,523)	(55,350)
6 Mo. AUD BBSW	4.72% Fixed	AUD	15,342,000	12/20/2028	Semi-Annual	78,910	—	351,290	272,380
6 Mo. AUD BBSW	4.69% Fixed	AUD	12,257,000	12/20/2028	Semi-Annual	69,554	—	269,688	200,134
6 Mo. AUD BBSW	4.25% Fixed	AUD	21,004,000	03/20/2029	Semi-Annual	—	(25,947)	195,455	221,402
6 Mo. AUD BBSW	4.59% Fixed	AUD	25,042,000	09/20/2033	Annual	35,222	—	10,164	(25,058)
6 Mo. AUD BBSW	4.47% Fixed	AUD	10,411,000	03/20/2034	Semi-Annual	—	(38,484)	121,880	160,364
3.69% Fixed	6 Mo. CAD CDOR	CAD	24,805,000	03/20/2026	Semi-Annual	10,577	—	76,633	66,056
2.94% Fixed	6 Mo. CAD CDOR	CAD	28,548,000	09/17/2028	Semi-annual	—	(16,975)	27,625	44,600
4.28% Fixed	6 Mo. CAD CDOR	CAD	10,721,000	12/20/2028	Semi-Annual	—	(194,217)	(298,640)	(104,423)
4.38% Fixed	6 Mo. CAD CDOR	CAD	13,417,000	12/20/2028	Semi-Annual	—	(225,435)	(419,185)	(193,750)
3.88% Fixed	6 Mo. CAD CDOR	CAD	36,635,000	03/20/2029	Semi-Annual	—	(50,210)	(648,517)	(598,307)
6 Mo. CAD CDOR	3.31% Fixed	CAD	21,946,000	09/20/2033	Semi-annual	—	(8,367)	5,671	14,038
6 Mo. CAD CDOR	4.13% Fixed	CAD	4,425,000	12/20/2033	Semi-Annual	—	(48,538)	202,834	251,372
3.78% Fixed	6 Mo. CAD CDOR	CAD	9,063,000	03/20/2034	Semi-Annual	—	(30,815)	(241,620)	(210,805)
6 Mo. EUR EURIBOR	2.44% Fixed	EUR	17,978,000	06/17/2029	Semi-Annual	—	(852)	74,793	75,645
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	67,095	—	(1,366,898)	(1,433,993)
6 Mo. EUR EURIBOR	2.72% Fixed	EUR	56,687,000	03/15/2033	Semi-Annual	388,953	—	1,394,526	1,005,573
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(290,485)	1,661,293	1,951,778
2.03% Fixed	6 Mo. EUR EURIBOR	EUR	12,361,500	03/16/2054	Annual	—	(64,562)	4,863	69,425
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(88,350)	2,207,202	2,295,552
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(18,343)	262,665	281,008
6 Mo. NOK NIBOR	4.00% Fixed	NOK	192,995,000	03/20/2026	Semi-Annual	2,150	—	(16,481)	(18,631)
3.94% Fixed	6 Mo. NOK NIBOR	NOK	226,558,000	03/18/2029	Annual	6,352	—	(338,730)	(345,082)
6 Mo. NOK NIBOR	4.25% Fixed	NOK	134,519,000	03/20/2029	Semi-Annual	326,366	—	354,117	27,751
6 Mo. NOK NIBOR	3.47% Fixed	NOK	479,492,000	03/20/2029	Semi-Annual	20,641	—	(336,080)	(356,721)
4.19% Fixed	6 Mo. NOK NIBOR	NOK	34,890,000	12/20/2033	Annual	35,296	—	(163,025)	(198,321)
3.00% Fixed	6 Mo. SGD SORA	SGD	24,065,000	06/19/2025	Semi-Annual	—	—	(6,850)	(6,850)
Total centrally cleared interest rate swaps contracts						$ 1,693,770	$ (1,614,119)	$ 3,285,418	$ 3,205,767

Foreign Currency Contracts Outstanding at January 31, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
14,425,000	AUD	9,492,078	USD	GSC	02/02/2024	$ (27,947)
10,540,000	AUD	6,971,606	USD	JPM	02/02/2024	(56,393)
5,185,000	AUD	3,458,533	USD	SSG	02/02/2024	(56,694)
10,335,000	AUD	6,881,766	USD	BOA	02/02/2024	(101,052)
8,295,000	AUD	5,558,448	USD	DEUT	02/02/2024	(116,162)
52,355,000	AUD	34,604,823	USD	ANZ	02/02/2024	(255,110)
36,320,000	AUD	24,179,501	USD	BCLY	02/02/2024	(350,227)
76,656,000	AUD	50,652,843	USD	BNP	02/02/2024	(359,432)
49,350,000	AUD	32,905,022	USD	MSC	02/02/2024	(526,866)
82,601,000	AUD	55,848,859	USD	UBS	02/02/2024	(1,654,978)
13,145,000	AUD	8,666,121	USD	GSC	03/05/2024	(32,232)
15,770,000	AUD	10,403,501	USD	BNP	03/05/2024	(45,462)
230,061,000	AUD	151,785,045	USD	MSC	03/05/2024	(676,544)
259

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
49,705,000	BRL	10,109,423	USD	GSC	02/02/2024	$ (79,414)
22,375,000	BRL	4,495,838	USD	UBS	03/04/2024	7,038
2,340,000	CAD	1,734,913	USD	MSC	02/02/2024	5,620
2,320,000	CAD	1,721,769	USD	TDB	02/02/2024	3,887
18,575,000	CAD	13,815,998	USD	JPM	02/02/2024	414
4,630,000	CAD	3,452,351	USD	BOA	02/02/2024	(8,476)
9,285,000	CAD	6,944,128	USD	GSC	02/02/2024	(37,782)
6,880,000	CAD	5,168,289	USD	UBS	02/02/2024	(50,824)
11,595,000	CAD	8,675,621	USD	SSG	02/02/2024	(51,057)
13,840,000	CAD	10,374,776	USD	BNP	02/02/2024	(80,341)
23,175,000	CAD	17,343,187	USD	CBK	02/02/2024	(105,215)
35,770,000	CAD	26,770,340	USD	BCLY	02/02/2024	(163,987)
119,488,000	CAD	88,865,487	USD	CBK	03/05/2024	48,978
43,030,000	CAD	32,076,441	USD	RBC	03/05/2024	(56,577)
5,000	CHF	5,907	USD	BOA	02/02/2024	(112)
2,985,000	CHF	3,471,112	USD	TDB	02/02/2024	(11,308)
3,720,000	CHF	4,323,558	USD	BCLY	02/02/2024	(11,842)
16,355,000	CHF	18,985,597	USD	UBS	02/02/2024	(29,118)
11,905,000	CHF	13,858,190	USD	JPM	02/02/2024	(59,542)
10,410,000	CHF	12,141,954	USD	BNP	02/02/2024	(76,106)
14,050,000	CHF	16,426,593	USD	SSG	02/02/2024	(141,754)
25,875,000	CHF	30,374,840	USD	CBK	02/02/2024	(384,081)
4,485,000	CHF	5,211,486	USD	RBC	03/05/2024	5,904
2,990,000	CHF	3,476,690	USD	BCLY	03/05/2024	1,570
2,990,000	CHF	3,491,033	USD	BOA	03/05/2024	(12,773)
5,990,000	CHF	6,996,107	USD	JPM	03/05/2024	(27,953)
11,220,000	CHF	13,125,371	USD	BNP	03/05/2024	(73,170)
8,975,000	CHF	10,516,966	USD	UBS	03/05/2024	(76,369)
3,388,100,000	CLP	3,824,041	USD	CBK	02/02/2024	(180,900)
6,218,000	CNH	866,887	USD	SCB	02/02/2024	(1,882)
6,212,000	CNH	867,019	USD	BNP	02/02/2024	(2,849)
20,588,000	CNH	2,880,649	USD	CIB	02/02/2024	(16,590)
26,815,000	CNH	3,749,282	USD	JPM	02/02/2024	(18,966)
78,689,000	CNH	11,014,095	USD	BOA	02/02/2024	(67,431)
12,446,000	CNH	1,735,628	USD	BNP	03/05/2024	(648)
24,149,000	CNH	3,419,909	USD	CIB	04/10/2024	(45,250)
34,888,110,000	COP	8,881,676	USD	CBK	02/02/2024	74,329
17,247,810,000	COP	4,350,004	USD	BNP	03/05/2024	50,475
226,181,000	DKK	32,966,594	USD	CIB	02/02/2024	(171,811)
217,805,000	DKK	31,796,148	USD	SSG	02/02/2024	(215,830)
12,172,000	DKK	1,769,034	USD	BCLY	03/05/2024	(1,043)
412,000	EUR	452,198	USD	JPM	02/02/2024	(6,912)
2,361,000	EUR	2,587,798	USD	CBK	02/02/2024	(36,054)
2,370,000	EUR	2,598,326	USD	SSG	02/02/2024	(36,855)
4,757,000	EUR	5,183,946	USD	GSC	02/02/2024	(42,629)
15,852,000	EUR	17,195,570	USD	BNP	02/02/2024	(62,892)
29,271,000	EUR	31,920,602	USD	UBS	02/02/2024	(284,810)
106,362,000	EUR	115,737,065	USD	BOA	02/02/2024	(782,120)
186,947,000	EUR	205,684,730	USD	DEUT	02/02/2024	(3,634,354)
4,796,000	EUR	5,199,200	USD	GSC	03/05/2024	(8,379)
5,133,000	EUR	5,575,162	USD	UBS	03/05/2024	(19,598)
6,404,000	EUR	6,967,622	USD	BCLY	03/05/2024	(36,426)
186,605,000	EUR	202,187,126	USD	DEUT	03/05/2024	(220,249)
29,969,000	GBP	37,921,563	USD	CBK	02/02/2024	58,740
4,081,000	GBP	5,171,000	USD	UBS	02/02/2024	931
2,870,000	GBP	3,646,875	USD	DEUT	02/02/2024	(9,668)
8,256,000	GBP	10,481,437	USD	BCLY	02/02/2024	(18,446)
29,976,000	GBP	38,013,995	USD	BOA	02/02/2024	(24,821)
17,697,000	GBP	22,516,030	USD	BNP	02/02/2024	(88,275)
55,875,000	GBP	70,808,838	USD	BCLY	03/05/2024	21,547
7,505,000	GBP	9,514,498	USD	UBS	03/05/2024	(725)
260

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,368,000	GBP	1,741,089	USD	GSC	03/05/2024	$ (6,933)
229,162,000	HUF	658,426	USD	JPM	02/02/2024	(13,184)
229,162,000	HUF	633,104	USD	JPM	03/05/2024	9,767
2,912,500,000	IDR	186,689	USD	BOA[1]	02/02/2024	(2,128)
8,415,000	ILS	2,253,268	USD	BOA	02/02/2024	53,760
3,725,000	ILS	1,021,808	USD	UBS	02/02/2024	(574)
5,145,000	ILS	1,411,668	USD	BCLY	02/02/2024	(1,132)
2,098,236,000	INR	25,152,070	USD	GSC	02/02/2024	112,825
1,629,810,000	INR	19,584,119	USD	GSC	03/05/2024	16,231
381,100,000	JPY	2,589,118	USD	GSC	02/02/2024	1,028
3,690,000,000	JPY	25,089,611	USD	BNP	02/02/2024	(10,529)
759,400,000	JPY	5,187,853	USD	CIBC	02/02/2024	(26,591)
1,029,400,000	JPY	7,076,891	USD	UBS	02/02/2024	(80,574)
1,002,000,000	JPY	6,968,118	USD	JPM	02/02/2024	(158,026)
3,027,300,000	JPY	20,801,198	USD	BOA	02/02/2024	(226,156)
3,262,500,000	JPY	22,492,643	USD	CBK	02/02/2024	(319,065)
4,908,200,000	JPY	33,783,014	USD	BCLY	02/02/2024	(424,437)
7,314,825,000	JPY	51,350,036	USD	MSC	02/02/2024	(1,634,834)
6,807,325,000	JPY	46,410,091	USD	JPM	03/05/2024	102,210
256,200,000	JPY	1,747,369	USD	GSC	03/05/2024	3,164
1,026,100,000	JPY	7,036,926	USD	CBK	03/05/2024	(25,908)
1,140,210,000	KRW	853,259	USD	JPM	02/02/2024	1,205
3,414,620,000	KRW	2,594,499	USD	BCLY	02/02/2024	(35,611)
17,162,870,000	KRW	12,915,969	USD	CBK	02/02/2024	(54,255)
56,302,960,000	KRW	42,345,366	USD	UBS	02/02/2024	(152,398)
17,099,330,000	KRW	12,992,442	USD	BOA[1]	02/02/2024	(178,347)
2,314,280,000	KRW	1,736,535	USD	BCLY	03/05/2024	869
10,412,850,000	KRW	7,837,002	USD	UBS	03/05/2024	(19,742)
56,476,420,000	KRW	42,531,588	USD	BOA	03/05/2024	(132,934)
44,000,000	MXN	2,557,616	USD	UBS	02/02/2024	(2,038)
44,000,000	MXN	2,561,814	USD	JPM	02/02/2024	(6,237)
70,450,000	MXN	4,135,458	USD	BNP	02/02/2024	(43,629)
228,130,000	MXN	13,307,358	USD	SSG	02/02/2024	(57,268)
174,634,000	MXN	10,203,458	USD	DEUT	02/02/2024	(60,486)
140,960,000	MXN	8,264,056	USD	BCLY	02/02/2024	(76,914)
433,190,000	MXN	25,410,263	USD	GSC	02/02/2024	(250,021)
89,070,000	MXN	5,133,984	USD	MSC	03/05/2024	10,309
95,430,000	MXN	5,523,752	USD	BCLY	03/05/2024	(12,134)
95,430,000	MXN	5,528,648	USD	GSC	03/05/2024	(17,030)
81,800,000	NOK	7,786,440	USD	DEUT	02/02/2024	(8,345)
72,850,000	NOK	7,032,815	USD	CBK	02/02/2024	(105,747)
53,650,000	NOK	5,222,217	USD	GSC	02/02/2024	(120,814)
80,830,000	NOK	7,814,041	USD	BOA	02/02/2024	(128,180)
268,340,000	NOK	25,925,246	USD	BCLY	02/02/2024	(409,672)
483,551,000	NOK	47,665,147	USD	UBS	02/02/2024	(1,685,862)
21,000	NOK	2,013	USD	DEUT	03/05/2024	(14)
72,680,000	NOK	6,952,030	USD	JPM	03/05/2024	(35,480)
54,440,000	NOK	5,228,474	USD	CBK	03/05/2024	(47,724)
21,204,000	NZD	12,942,117	USD	CBK	02/02/2024	18,851
5,656,000	NZD	3,448,774	USD	GSC	02/02/2024	8,462
2,830,000	NZD	1,722,893	USD	JPM	02/02/2024	6,948
8,490,000	NZD	5,192,555	USD	BNP	02/02/2024	(3,034)
5,605,000	NZD	3,451,727	USD	BOA	02/02/2024	(25,665)
2,790,000	NZD	1,750,569	USD	MSC	02/02/2024	(45,178)
7,509,000	NZD	4,693,160	USD	SSG	02/02/2024	(103,276)
8,905,000	NZD	5,562,842	USD	UBS	02/02/2024	(119,652)
37,795,000	NZD	23,345,148	USD	BCLY	02/02/2024	(242,912)
131,566,000	NZD	82,344,133	USD	CBA	02/02/2024	(1,924,274)
7,506,000	NZD	4,594,595	USD	BCLY	03/05/2024	(6,287)
2,835,000	NZD	1,747,579	USD	GSC	03/05/2024	(14,585)
12,626,000	PEN	3,377,471	USD	BOA[1]	02/02/2024	(59,704)
261

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,886,000	PEN	1,278,221	USD	BOA[1]	03/05/2024	$ 4,951
19,270,000	PLN	4,856,785	USD	BOA	02/02/2024	(44,386)
57,805,000	PLN	14,554,300	USD	BCLY	02/02/2024	(118,350)
710,725,000	SEK	67,769,419	USD	DEUT	02/02/2024	531,362
72,290,000	SEK	6,893,382	USD	JPM	02/02/2024	53,698
119,200,000	SEK	11,417,574	USD	BNP	02/02/2024	37,563
90,840,000	SEK	8,712,458	USD	CBK	02/02/2024	17,280
180,000	SEK	17,608	USD	BOA	02/02/2024	(310)
179,310,000	SEK	17,245,667	USD	BCLY	02/02/2024	(13,949)
71,300,000	SEK	6,941,973	USD	GSC	02/02/2024	(90,032)
9,774,000	SGD	7,355,235	USD	BNP	02/02/2024	(68,699)
2,084,000	SGD	1,558,469	USD	JPM	03/05/2024	(2,483)
775,000	TWD	24,729	USD	JPM	02/02/2024	43
26,915,000	TWD	867,890	USD	UBS	02/02/2024	(7,597)
463,606,000	TWD	14,984,242	USD	BOA[1]	02/02/2024	(165,846)
70,230,000	TWD	2,260,380	USD	UBS	03/05/2024	(7,011)
140,000	ZAR	7,350	USD	SSG	02/02/2024	126
87,144,000	ZAR	4,735,637	USD	MSC	02/02/2024	(81,918)
87,144,000	ZAR	4,615,458	USD	MSC	03/05/2024	25,184
266,093,876	USD	392,514,000	AUD	UBS	02/02/2024	8,568,460
13,819,681	USD	20,845,000	AUD	BNP	02/02/2024	143,437
5,212,489	USD	7,745,000	AUD	BCLY	02/02/2024	131,054
5,195,399	USD	7,820,000	AUD	SSG	02/02/2024	64,758
14,744,735	USD	22,404,000	AUD	CBK	02/02/2024	45,643
10,334,059	USD	15,730,000	AUD	MSC	02/02/2024	13,727
3,465,086	USD	5,266,000	AUD	GSC	02/02/2024	10,104
1,723,255	USD	2,620,000	AUD	BOA	02/02/2024	4,293
242,011,844	USD	366,818,000	AUD	MSC	03/05/2024	1,078,708
5,195,878	USD	7,875,000	AUD	JPM	03/05/2024	23,426
3,455,778	USD	17,075,000	BRL	CBK	02/02/2024	10,201
2,070,613	USD	10,255,000	BRL	BCLY	02/02/2024	1,249
15,017,329	USD	19,991,000	CAD	BCLY	02/02/2024	147,671
8,646,479	USD	11,570,000	CAD	JPM	02/02/2024	40,510
12,096,203	USD	16,235,000	CAD	SSG	02/02/2024	20,325
7,493	USD	10,000	CAD	CBK	02/02/2024	55
3,463,038	USD	4,665,000	CAD	BOA	02/02/2024	(6,871)
10,411,994	USD	14,010,000	CAD	UBS	02/02/2024	(8,890)
8,634,377	USD	11,650,000	CAD	BNP	02/02/2024	(31,097)
6,914,585	USD	9,340,000	CAD	MSC	02/02/2024	(32,671)
69,047,052	USD	94,408,000	CAD	JPM	02/15/2024	(1,186,785)
6,960,365	USD	9,320,000	CAD	CBK	03/05/2024	25,084
3,479,469	USD	4,655,000	CAD	BOA	03/05/2024	15,549
1,739,108	USD	2,330,000	CAD	BCLY	03/05/2024	5,288
1,738,678	USD	2,330,000	CAD	GSC	03/05/2024	4,857
1,558,723	USD	2,091,000	CAD	RBC	03/05/2024	2,749
69,990,424	USD	94,501,000	CAD	TDB	04/11/2024	(364,101)
61,543,472	USD	82,573,000	CAD	RBC	05/09/2024	49,948
75,154,830	USD	63,908,000	CHF	UBS	02/02/2024	1,081,419
15,635,065	USD	13,260,000	CHF	CBK	02/02/2024	265,887
19,833,693	USD	16,910,000	CHF	JPM	02/02/2024	233,935
16,490,901	USD	14,100,000	CHF	SSG	02/02/2024	149,595
20,930,289	USD	17,955,000	CHF	MSC	02/02/2024	119,308
6,940,464	USD	5,905,000	CHF	BOA	02/02/2024	96,196
20,851,545	USD	17,940,000	CHF	BCLY	02/02/2024	57,950
6,965,321	USD	6,015,000	CHF	BNP	02/02/2024	(6,444)
1,728,452	USD	1,500,000	CHF	GSC	02/02/2024	(10,143)
71,871,015	USD	61,738,000	CHF	JPM	03/05/2024	51,341
8,047,432	USD	7,130,186,000	CLP	MSC	02/02/2024	380,519
4,002,873	USD	3,742,086,000	CLP	MSC	03/05/2024	(10,274)
8,747,591	USD	62,669,000	CNH	CIB	02/02/2024	29,517
11,563,685	USD	82,978,000	CNH	JPM	02/02/2024	20,367
262

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
35,836	USD	258,000	CNH	BCLY	02/02/2024	$ (55)
865,461	USD	6,236,000	CNH	CBK	02/02/2024	(2,048)
3,634,835	USD	26,065,000	CNH	BNP	03/05/2024	1,356
3,589,702	USD	24,149,000	CNH	BOA	04/10/2024	215,043
1,071,408	USD	4,233,672,000	COP	BNP	02/02/2024	(15,403)
3,393,021	USD	13,406,628,000	COP	CBK	02/02/2024	(48,548)
140,727	USD	3,151,000	CZK	BCLY	02/02/2024	3,601
137,115	USD	3,151,000	CZK	UBS	03/05/2024	99
63,921,629	USD	431,814,000	DKK	DEUT	02/02/2024	1,311,390
49,861,320	USD	45,284,000	EUR	DEUT	02/02/2024	918,843
44,940,012	USD	41,110,000	EUR	BNP	02/02/2024	508,749
43,033,215	USD	39,366,000	EUR	BCLY	02/02/2024	486,851
44,433,243	USD	40,713,000	EUR	JPM	02/02/2024	431,055
41,367,049	USD	37,998,000	EUR	CBK	02/02/2024	299,206
19,709,220	USD	18,109,000	EUR	UBS	02/02/2024	137,200
4,862,500	USD	4,441,000	EUR	BOA	02/02/2024	62,713
42,613,218	USD	39,283,473	EUR	TDB	02/29/2024	104,722
1,161,606	USD	1,070,000	EUR	CBK	02/29/2024	3,763
50,721,333	USD	46,813,000	EUR	DEUT	03/05/2024	54,548
15,645,373	USD	14,418,000	EUR	BNP	03/05/2024	40,440
24,776,759	USD	19,482,000	GBP	BNP	02/02/2024	86,836
11,234,083	USD	8,823,000	GBP	SSG	02/02/2024	52,523
3,481,612	USD	2,738,000	GBP	BCLY	02/02/2024	11,690
3,479,775	USD	2,739,000	GBP	MSC	02/02/2024	8,587
21,776,641	USD	17,177,000	GBP	JPM	02/02/2024	7,891
2,624,557	USD	2,067,000	GBP	UBS	02/02/2024	5,007
2,604,698	USD	2,052,000	GBP	RBC	02/02/2024	4,158
1,723,515	USD	1,358,000	GBP	GSC	02/02/2024	2,495
3,478,322	USD	2,744,000	GBP	TDB	02/02/2024	797
13,286,449	USD	10,460,000	GBP	BCLY	02/29/2024	27,246
88,692,863	USD	69,939,000	GBP	SCB	03/05/2024	34,138
6,971,112	USD	5,479,000	GBP	JPM	03/05/2024	25,615
1,730,946	USD	1,365,000	GBP	UBS	03/05/2024	593
26,410,695	USD	20,841,000	GBP	BCLY	03/05/2024	(8,563)
5,504,776	USD	42,760,000	HKD	SCB	04/12/2024	24,909
5,479,188	USD	42,610,000	HKD	SCB	05/09/2024	14,826
12,492,063	USD	4,347,800,000	HUF	JPM	02/02/2024	250,138
14,476,787	USD	5,084,900,000	HUF	UBS	02/02/2024	159,438
5,573,624	USD	2,001,600,000	HUF	UBS	03/05/2024	(41,487)
26,059,630	USD	9,432,700,000	HUF	JPM	03/05/2024	(402,030)
188,097	USD	2,912,500,000	IDR	BCLY	02/02/2024	3,536
14,568,166	USD	52,598,000	ILS	UBS	02/02/2024	148,075
9,690,368	USD	35,313,000	ILS	BCLY	03/05/2024	(2,053)
2,073,683	USD	172,350,000	INR	BNP	02/02/2024	(1,586)
2,767,713	USD	230,080,000	INR	CBK	02/02/2024	(2,684)
791,414	USD	65,996,000	INR	UBS	02/02/2024	(3,245)
13,589,528	USD	1,955,400,000	JPY	JPM	02/02/2024	299,654
10,460,470	USD	1,513,400,000	JPY	TDB	02/02/2024	174,647
33,363,587	USD	4,888,000,000	JPY	BCLY	02/02/2024	142,299
6,997,615	USD	1,010,900,000	JPY	BOA	02/02/2024	127,034
5,241,883	USD	757,400,000	JPY	MSC	02/02/2024	94,214
2,609,908	USD	373,400,000	JPY	UBS	02/02/2024	72,095
3,481,211	USD	502,900,000	JPY	GSC	02/02/2024	63,252
52,069,112	USD	7,697,200,000	JPY	BNP	02/02/2024	(244,903)
17,320,181	USD	2,559,800,000	JPY	RBC	02/05/2024	(85,559)
69,202,416	USD	10,237,750,000	JPY	WEST	02/13/2024	(500,576)
34,444,075	USD	5,129,950,000	JPY	JPM	02/20/2024	(522,885)
138,242,159	USD	20,492,350,000	JPY	JPM	02/26/2024	(1,576,037)
86,548,556	USD	12,736,650,000	JPY	BCLY	03/04/2024	(463,546)
5,276,489	USD	768,500,000	JPY	RBS	03/05/2024	25,571
2,281,937	USD	333,300,000	JPY	GSC	03/05/2024	4,604
263

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
894,478	USD	131,200,000	JPY	JPM	03/05/2024	$ (1,970)
51,567,960	USD	7,230,800,000	JPY	TDB	04/04/2024	1,940,917
383,289,457	USD	502,214,737,000	KRW	BOA	02/02/2024	6,933,924
10,415,120	USD	13,707,340,000	KRW	CBK	02/02/2024	142,954
5,199,924	USD	6,812,940,000	KRW	JPM	02/02/2024	94,363
6,908,912	USD	9,119,320,000	KRW	UBS	02/02/2024	74,970
1,559,973	USD	2,043,880,000	KRW	MSC	02/02/2024	28,307
2,604,352	USD	3,491,160,000	KRW	BCLY	02/02/2024	(11,894)
375,598,370	USD	498,745,807,000	KRW	BOA	03/05/2024	1,173,950
129,620,264	USD	2,219,395,000	MXN	DEUT	02/02/2024	714,897
59,754,755	USD	1,021,771,000	MXN	SSG	02/02/2024	408,957
10,967,153	USD	186,910,000	MXN	BCLY	02/02/2024	111,176
10,432,343	USD	178,140,000	MXN	JPM	02/02/2024	85,739
13,836,331	USD	237,200,000	MXN	GSC	02/02/2024	59,444
5,177,045	USD	88,170,000	MXN	BNP	02/02/2024	56,016
1,637,619	USD	28,170,000	MXN	SCB	02/02/2024	1,469
49,681,556	USD	859,789,000	MXN	TDB	03/05/2024	23,912
49,680,062	USD	859,788,000	MXN	BCLY	03/05/2024	22,476
66,228,661	USD	1,146,385,000	MXN	MSC	03/05/2024	18,488
11,030,908	USD	190,870,000	MXN	SSG	03/05/2024	7,093
312,824,860	USD	3,173,530,000	NOK	UBS	02/02/2024	11,064,261
70,858,149	USD	741,476,000	NOK	GSC	02/02/2024	353,619
24,234,089	USD	251,350,000	NOK	BCLY	02/02/2024	334,038
6,977,571	USD	71,400,000	NOK	CBK	02/02/2024	188,378
6,068,067	USD	62,790,000	NOK	DEUT	02/02/2024	97,571
4,192,514	USD	43,100,000	NOK	BOA	02/02/2024	94,276
5,177,262	USD	54,420,000	NOK	SGG	02/02/2024	2,642
3,454,684	USD	36,320,000	NOK	RBC	02/02/2024	1,133
1,663,383	USD	17,520,000	NOK	JPM	02/02/2024	(2,536)
326,891,370	USD	3,410,906,000	NOK	DEUT	03/05/2024	2,294,485
180,072,323	USD	287,712,000	NZD	CBA	02/02/2024	4,208,054
43,614,505	USD	69,625,000	NZD	CBK	02/02/2024	1,056,149
53,401,319	USD	86,045,000	NZD	MSC	02/02/2024	806,221
16,108,078	USD	25,837,000	NZD	DEUT	02/02/2024	315,184
12,129,813	USD	19,460,000	NZD	BOA	02/02/2024	234,867
14,055,079	USD	22,740,000	NZD	GSC	02/02/2024	155,229
6,949,444	USD	11,140,000	NZD	UBS	02/02/2024	140,107
3,478,994	USD	5,570,000	NZD	SSG	02/02/2024	74,326
7,784,106	USD	12,640,000	NZD	BCLY	02/02/2024	57,893
6,905,881	USD	11,275,000	NZD	JPM	02/02/2024	14,025
20,174,866	USD	33,043,000	NZD	WEST	02/02/2024	(22,703)
220,513,026	USD	360,243,000	NZD	BCLY	03/05/2024	301,728
2,066,921	USD	7,740,000	PEN	CBK	02/02/2024	33,061
707,387	USD	39,330,000	PHP	CBK	02/02/2024	8,792
697,291	USD	39,330,000	PHP	CBK	03/05/2024	(710)
22,279,101	USD	87,614,000	PLN	BCLY	02/02/2024	398,791
2,608,967	USD	10,539,000	PLN	MSC	03/05/2024	(21,957)
126,099,550	USD	1,267,551,000	SEK	DEUT	02/02/2024	4,287,707
20,735,591	USD	214,340,000	SEK	BCLY	02/02/2024	137,485
7,348,378	USD	75,435,000	SEK	CBK	02/02/2024	99,063
3,442,003	USD	35,380,000	SEK	UBS	02/02/2024	41,979
4,405,586	USD	45,505,000	SEK	BNP	02/02/2024	32,549
1,737,397	USD	18,180,000	SEK	SSG	02/02/2024	(9,704)
6,935,616	USD	72,290,000	SEK	JPM	02/02/2024	(11,463)
7,007,396	USD	72,470,000	SEK	JPM	03/05/2024	33,561
39,695,723	USD	412,676,000	SEK	DEUT	03/05/2024	(16,355)
6,958,486	USD	72,640,000	SEK	CBK	03/05/2024	(31,708)
1,913,803	USD	2,540,000	SGD	JPM	02/02/2024	20,228
3,841,073	USD	5,150,000	SGD	BNP	02/02/2024	1,738
3,895,396	USD	134,099,000	THB	JPM	02/02/2024	114,985
4,285,328	USD	152,260,000	THB	BCLY	02/02/2024	(7,063)
264

The Hartford World Bond Fund
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2024 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,105,953	USD	286,359,000	THB	BCLY	03/05/2024	$ 12,000
6,959,088	USD	215,175,000	TWD	BOA	02/02/2024	81,377
5,855,945	USD	183,335,000	TWD	JPM	02/02/2024	(4,054)
1,732,395	USD	54,410,000	TWD	GSC	02/02/2024	(6,731)
2,237,778	USD	70,490,000	TWD	DEUT	02/02/2024	(15,318)
6,973,091	USD	216,375,000	TWD	UBS	03/05/2024	30,577
1,035,101	USD	32,114,000	TWD	JPM	03/05/2024	4,705
68,453,435	USD	1,259,663,000	ZAR	MSC	02/02/2024	1,184,125
4,152,536	USD	78,240,000	ZAR	GSC	02/02/2024	(25,686)
4,193,214	USD	79,110,000	ZAR	BCLY	02/02/2024	(31,468)
75,042,662	USD	1,416,873,000	ZAR	MSC	03/05/2024	(409,459)
Total foreign currency contracts						$ 33,097,130

[1]	At January 31, 2024, the counterparty had deposited in a segregated account securities with a value of $7,541,000 in connection with Foreign Currency contracts.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 275,603,427	$ —	$ 275,603,427	$ —
Convertible Bonds	6,940,955	—	6,940,955	—
Corporate Bonds	555,032,535	—	555,032,535	—
Foreign Government Obligations	1,990,411,556	—	1,990,411,556	—
Senior Floating Rate Interests	178,276,632	—	178,276,632	—
U.S. Government Agencies	90,424,583	—	90,424,583	—
U.S. Government Securities	191,390,439	—	191,390,439	—
Short-Term Investments	142,157,101	1,772,246	140,384,855	—
Purchased Options	768,898	202,733	566,165	—
Foreign Currency Contracts(2)	60,855,807	—	60,855,807	—
Futures Contracts(2)	7,133,721	7,133,721	—	—
Swaps - Credit Default(2)	2,004,005	—	2,004,005	—
Swaps - Interest Rate(2)	13,948,830	—	13,948,830	—
Total	$ 3,514,948,489	$ 9,108,700	$ 3,505,839,789	$ —
Liabilities
Foreign Currency Contracts(2)	$ (27,758,677)	$ —	$ (27,758,677)	$ —
Futures Contracts(2)	(3,699,985)	(3,699,985)	—	—
Swaps - Credit Default(2)	(3,608,288)	—	(3,608,288)	—
Swaps - Interest Rate(2)	(11,527,966)	—	(11,527,966)	—
Written Options	(326,412)	—	(326,412)	—
Total	$ (46,921,328)	$ (3,699,985)	$ (43,221,343)	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
265

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX	Markit iTraxx
ITRAXX-FINSUBS	iTraxx Europe Financials Subordinated
ITRAXX-XOVER	iTraxx Europe Crossover
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration

266

The Hartford Mutual Funds, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited) – (continued)

Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Corp.
BBSW	Bank Bill Swap Reference Rate
Bhd	Berhad
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDI	Chess Depositary Interest
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COLL	Collateral
CR	Custodial Receipts
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HIBOR	Hong Kong Interbank Offered Rate
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
NIBOR	Norwegian Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund Guaranteed
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SARON	Swiss Average Rate Overnight
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST APPROP	State Appropriation
ST GTD	State Guaranteed
ST INTERCEPT	State Intercept Program
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TCRS	Tennessee Consolidated Retirement System
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
TTF	Title Transfer Facility
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WTI	West Texas Intermediate
267